UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

Equity Funds
Nuveen
Semi-Annual
Report
Mutual Funds
April 30, 2024
This semi-annual report contains the Funds' unaudited financial statements.
Effective May 1, 2024 and May 6, 2024, the names of the Funds and the names of certain share classes, respectively, changed, and all references to the former names in this report have changed. Refer to Important Notices in this report for more information.
Fund Name
Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Nuveen Core Equity Fund
TIIRX TGIHX TRPGX TIGRX TRGIX TGIWX
2.2
Nuveen Large Cap Growth Fund
TIRTX TILHX TILPX TILGX TILRX TILWX
2.3
Nuveen Large Cap Value Fund
TCLCX TRLHX TRCPX TRLIX TRLCX TRLWX
2.4
Nuveen Mid Cap Growth Fund
TCMGX TCMHX TRGPX TRPWX TRGMX –
2.5
Nuveen Mid Cap Value Fund
TCMVX TRVHX TRVPX TIMVX TRVRX –
2.6
Nuveen Quant Small Cap Equity Fund
TCSEX TSCHX TSRPX TISEX TRSEX TSCWX
2.7
Nuveen Quant Small/Mid Cap Equity Fund
TSMEX TSMNX TSMMX TSMWX TSMOX TSMUX
2.8
Nuveen Large Cap Responsible Equity Fund
TICRX TICHX TRPSX TISCX TRSCX –
2.9
Nuveen Social Choice Low Carbon Equity Fund
TLWCX TCCHX TPWCX TNWCX TEWCX –
3.01
Nuveen Emerging Markets Equity Fund
TEMRX TEMHX TEMPX TEMLX TEMSX TEMVX
3.1
Nuveen International Equity Fund
TIERX TIEHX TREPX TIIEX TRERX TIEWX
3.2
Nuveen International Opportunities Fund
TIOSX TIOHX TIOPX TIOIX TIOTX TIOVX
3.3
Nuveen Quant International Small Cap Equity Fund
TLISX TAISX TPISX TIISX TTISX TAIWX
3.4
Nuveen International Responsible Equity Fund
TSORX TSOHX TSOPX TSONX TSOEX –

Important Notices 3
About the Funds’ Benchmarks 6
Fund Performance 8
Expense Examples 22
Portfolios of Investments 28
Statement of Assets and Liabilities 102
Statement of Operations 110
Statement of Changes in Net Assets 114
Financial Highlights 120
Notes to Financial Statements 148
Additional Fund Information 168
Shareholder Meeting Report 169
Approval of Investment Management Agreement 170
Liquidity Risk Management Program 181
Additional Information About Index Providers 182

Important Notices
3
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Fund Name and Share Class Name Changes
In January 2024, the Funds’ Board of Trustees approved the following changes for the Funds. Refer to the Funds’ supplemented prospectus dated May 6, 2024 for further information.
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed and therefore all references to the names of the Funds in this report have changed as follows:
New Name Former Name
Nuveen Core Equity Fund
Nuveen Large Cap Growth Fund
Nuveen Large Cap Value Fund
Nuveen Mid Cap Growth Fund
Nuveen Mid Cap Value Fund
Nuveen Quant Small Cap Equity Fund
Nuveen Quant Small/Mid Cap Equity Fund
Nuveen Large Cap Responsible Equity Fund
Nuveen Social Choice Low Carbon Equity Fund
Nuveen Emerging Markets Equity Fund
Nuveen International Equity Fund
Nuveen International Opportunities Fund
Nuveen Quant International Small Cap Equity Fund
Nuveen International Responsible Equity Fund
TIAA-CREF Growth & Income Fund
TIAA-CREF Large-Cap Growth Fund
TIAA-CREF Large-Cap Value Fund
TIAA-CREF Mid-Cap Growth Fund
TIAA-CREF Mid-Cap Value Fund
TIAA-CREF Quant Small-Cap Equity Fund
TIAA-CREF Quant Small/Mid-Cap Equity Fund
TIAA-CREF Social Choice Equity Fund
TIAA-CREF Social Choice Low Carbon Equity Fund
TIAA-CREF Emerging Markets Equity Fund
TIAA-CREF International Equity Fund
TIAA-CREF International Opportunities Fund
TIAA-CREF Quant International Small-Cap Equity Fund
TIAA-CREF Social Choice International Equity Fund

Important Notices
(continued)
4
Investment Objective and Investment Policy Changes
Nuveen Core Equity Fund
Investment objective update effective March 1, 2024
Nuveen Large Cap Responsible Equity Fund
Investment objective update effective March 1, 2024
Benchmark update effective March 1, 2024
Investment policy statement update effective May 1, 2024
Nuveen International Responsibility Equity Fund
Investment policy statement update effective May 1, 2024
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Management Fees
Effective May 1, 2024, the management fee schedule for each Fund (other than Nuveen Large Cap Responsible Equity Fund) consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024,
each such Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the fund-level fee, effective as of May 1, 2024, listed within this report plus 0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.
Nuveen Large Cap Responsible Equity Fund – Benchmark Changes
Effective March 1, 2024, the Fund’s primary benchmark changed to the S&P 500 Index from the Russell 3000 Index. The returns of the S&P 500 Index are more appropriate for comparison purposes due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain environmental, social and governance (“ESG”) criteria, which include criteria related to carbon emissions and fuel reserves. The
Russell 3000 Index is an all-cap index that provides a complete view of the U.S. equity market. The S&P 500 Index is a large-cap index that provides a view of the 500 leading companies and covers approximately 80% of available market cap.
Nuveen Mid Cap Value Fund – Portfolio Manager Update
Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Nuveen Mid Cap Value
Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

5
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Updates
Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Funds listed below. Additionally, effective June 18,
2024, Nazar Romanyak, CFA has been added as a portfolio manager of the Funds listed below.
Nuveen Large Cap Responsible Equity
Nuveen Social Choice Low Equity
Nuveen International Responsible Equity

About the Funds’ Benchmarks
6
Broad market indexes
Russell 3000® Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI All Country World ex USA Index: An index designed to measure the performance of large and mid-cap securities across 22 of 23 developed market countries (excluding the U.S.) and 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE® (Europe, Australasia, Far East) Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across
24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Mid-cap indexes
Russell Midcap® Growth Index: An index designed to measure the performance of the mid-cap growth segment of the U.S.
equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap Value Index: An index designed to measure the performance of the mid-cap value segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small/mid-cap index
Russell 2500 ™ Index: An index designed to measure the performance of the small to mid-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap indexes
Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Small Cap Index: An index designed to measure the performance of small-cap stocks in 22 developed-
markets countries, excluding the United States, and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.

7
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Core Equity Fund
8
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Core Equity Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 3/31/06 24 .99% 30 .88% 13 .23% 12 .10% 0 .70% 0 .70%
Class I 12/4/15 25 .09 31 .10 13 .43 12 .33
†
0 .50 0 .50
Premier Class 9/30/09 25 .01 30 .97 13 .36 12 .25 0 .56 0 .56
Class R6 7/1/99 25 .18 31 .26 13 .54 12 .42 0 .41 0 .41
Retirement Class 10/1/02 24 .98 30 .89 13 .25 12 .14 0 .66 0 .66
Class W 9/28/18 25 .38 31 .74 13 .99 12 .66
†
0 .41 0 .00
S&P 500® Index – 20 .98 22 .66 13 .19 12 .41 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
6.10
billion
Portfolio turnover rate
*
11%
Number of holdings 58
Weighted median market
capitalization $184.76 billon
Price/earnings ratio (weighted
12-month trailing average)
†
22.8
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 25.5
Financials 18.5
Health care 14.1
Consumer discretionary 12.0
Industrials 7.9
Communication services 7.6
Energy 5.7
Utilities 3.2
Materials 2.4
Real estate 2.1
Consumer staples 0.6
Short-term investments 0.3
Other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
74.7
More than $15 billion-$50 billion
23.2
More than $2 billion-$15 billion
2.1
Total 100.0

Large Cap Growth Fund
9
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large Cap Growth Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 3/31/06 23 .67% 30 .76% 13 .27% 14 .09% 0 .71% 0 .71%
Class I 12/4/15 23 .82 31 .08 13 .49 14 .36
†
0 .50 0 .50
Premier Class 9/30/09 23 .77 30 .89 13 .40 14 .25 0 .57 0 .57
Class R6 3/31/06 23 .89 31 .14 13 .58 14 .43 0 .41 0 .41
Retirement Class 3/31/06 23 .72 30 .85 13 .30 14 .13 0 .66 0 .66
Class W 9/28/18 24 .10 31 .69 14 .03 14 .69
†
0 .41 0 .00
Russell 1000® Growth Index – 23 .56 31 .80 16 .46 15 .48 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
5.95
billion
Portfolio turnover rate
*
14%
Number of holdings 59
Weighted median market
capitalization $576.90 billon
Price/earnings ratio (weighted
12-month trailing average)
†
37.5
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 40.5
Consumer discretionary 20.1
Communication services 11.7
Health care 8.7
Financials 6.6
Industrials 5.8
Consumer staples 4.1
Energy 0.7
Materials 0.6
Short-term investments 1.1
Other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
89.7
More than $15 billion-$50 billion
9.1
More than $2 billion-$15 billion
1.0
$2 billion or less
0.2
Total 100.0

Large Cap Value Fund
10
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large Cap Value Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 10/1/02 19 .67% 17 .40% 10 .03% 8 .02% 0 .72% 0 .72%
Class I 12/4/15 19 .80 17 .66 10 .28 8 .29
†
0 .49 0 .49
Premier Class 9/30/09 19 .78 17 .57 10 .19 8 .19 0 .56 0 .56
Class R6 10/1/02 19 .81 17 .73 10 .35 8 .35 0 .41 0 .41
Retirement Class 10/1/02 19 .69 17 .41 10 .07 8 .08 0 .66 0 .66
Class W 9/28/18 20 .08 18 .24 10 .80 8 .59
†
0 .41 0 .00
Russell 1000® Value Index – 18 .42 13 .42 8 .60 8 .43 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
5.81
billion
Portfolio turnover rate
*
6%
Number of holdings 89
Weighted median market
capitalization $137.42 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.1
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Financials 25.9
Health care 14.9
Industrials 14.0
Information technology 11.6
Energy 8.4
Consumer staples 5.9
Materials 4.8
Communication services 4.6
Consumer discretionary 4.5
Utilities 3.1
Real estate 1.3
Short-term investments 0.8
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
88.2
More than $15 billion-$50 billion
10.6
More than $2 billion-$15 billion
1.2
Total 100.0

Mid Cap Growth Fund
11
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Mid Cap Growth Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 10/1/02 20 .32% 12 .35% 4 .76% 7 .43% 0 .80% 0 .80%
Class I 12/4/15 20 .36 12 .58 4 .97 7 .69
†
0 .58 0 .58
Premier Class 9/30/09 20 .44 12 .54 4 .92 7 .59 0 .64 0 .64
Class R6 10/1/02 20 .46 12 .66 5 .07 7 .75 0 .49 0 .49
Retirement Class 10/1/02 20 .29 12 .43 4 .80 7 .48 0 .74 0 .74
Russell Midcap® Growth Index – 24 .49 20 .70 9 .52 10 .85 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
as of 4/30/2024
Net assets $
995.38
million
Portfolio turnover rate
*
21%
Number of holdings 88
Weighted median market
capitalization $21.20 billon
Price/earnings ratio (weighted
12-month trailing average)
†
28.2
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 24.0
Industrials 21.9
Health care 17.3
Consumer discretionary 15.5
Financials 9.0
Consumer staples 5.0
Energy 4.0
Communication services 3.2
Materials 1.2
Short-term investments 0.8
Investments purchased with collateral
from securities lending 2.6
Other assets & liabilities, net -4.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
9.8
More than $15 billion-$50 billion
51.8
More than $2 billion-$15 billion
33.4
$2 billion or less
5.0
Total 100.0

Mid Cap Value Fund
12
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Mid Cap Value Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 10/1/02 20 .26% 15 .53% 6 .63% 6 .39% 0 .77% 0 .77%
Class I 12/4/15 20 .42 15 .67 6 .83 6 .62
†
0 .56 0 .56
Premier Class 9/30/09 20 .33 15 .58 6 .77 6 .54 0 .61 0 .61
Class R6 10/1/02 20 .44 15 .77 6 .94 6 .71 0 .46 0 .46
Retirement Class 10/1/02 20 .35 15 .56 6 .68 6 .44 0 .71 0 .71
Russell Midcap® Value Index – 20 .97 14 .09 8 .06 7 .94 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
as of 4/30/2024
Net assets $
1.69
billion
Portfolio turnover rate
*
32%
Number of holdings 75
Weighted median market
capitalization $21.81 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.1
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Industrials 24.8
Financials 21.0
Information technology 10.2
Consumer discretionary 9.5
Health care 8.0
Utilities 7.8
Real estate 7.1
Energy 5.3
Materials 4.2
Consumer staples 1.9
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.6
Other assets & liabilities, net -0.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
12.5
More than $15 billion-$50 billion
47.9
More than $2 billion-$15 billion
38.8
$2 billion or less
0.8
Total 100.0

Quant Small Cap Equity Fund
13
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Quant Small Cap Equity Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 10/1/02 21 .44% 17 .73% 7 .84% 8 .49% 0 .72% 0 .72%
Class I 12/4/15 21 .59 18 .01 8 .06 8 .75
†
0 .50 0 .50
Premier Class 9/30/09 21 .56 17 .95 7 .99 8 .65 0 .57 0 .57
Class R6 10/1/02 21 .67 18 .16 8 .15 8 .82 0 .42 0 .42
Retirement Class 10/1/02 21 .53 17 .89 7 .88 8 .54 0 .67 0 .67
Class W 9/28/18 21 .83 18 .64 8 .59 9 .06
†
0 .42 0 .00
Russell 2000® Index – 19 .66 13 .32 5 .83 7 .22 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
3.03
billion
Portfolio turnover rate
*
30%
Number of holdings 373
Weighted median market
capitalization $2.89 billon
Price/earnings ratio (weighted
12-month trailing average)
†
39.8
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Industrials 18.2
Financials 15.4
Health care 14.6
Information technology 13.8
Consumer discretionary 9.7
Energy 7.7
Real estate 5.7
Materials 4.7
Consumer staples 3.6
Communication services 2.9
Utilities 1.8
Short-term investments 1.9
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net -0.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
2.9
More than $2 billion-$15 billion
64.3
$2 billion or less
32.8
Total 100.0

Quant Small/Mid Cap Equity Fund
14
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Quant Small/Mid Cap Equity Fund
Inception date 6 months 1 year 5 years since inception gross net
Class A 8/5/16 23 .43% 22 .09% 10 .96% 11 .99% 0 .79% 0 .79%
Class I 8/5/16 23 .62 22 .39 11 .26 12 .33 0 .59 0 .59
Premier Class 8/5/16 23 .56 22 .33 11 .18 12 .22 0 .64 0 .64
Class R6 8/5/16 23 .66 22 .53 11 .35 12 .40 0 .47 0 .47
Retirement Class 8/5/16 23 .50 22 .25 11 .09 12 .11 0 .72 0 .72
Class W 9/28/18 23 .93 23 .00 11 .89 12 .78
†
0 .47 0 .00
Russell 2500™ Index – 20 .39 14 .79 7 .64 9 .02
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.
as of 4/30/2024
Net assets $
1.27
billion
Portfolio turnover rate
*
37%
Number of holdings 362
Weighted median market
capitalization $5.71 billon
Price/earnings ratio (weighted
12-month trailing average)
†
26.0
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Industrials 24.4
Financials 17.4
Information technology 13.2
Consumer discretionary 11.7
Health care 10.3
Real estate 6.4
Energy 5.6
Consumer staples 3.5
Materials 3.2
Utilities 3.0
Communication services 1.1
Short-term investments 0.3
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
2.0
More than $15 billion-$50 billion
8.0
More than $2 billion-$15 billion
76.1
$2 billion or less
13.9
Total 100.0

Large Cap Responsible Equity Fund
15
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large Cap Responsible Equity Fund
‡
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 3/31/06 20 .85% 20 .61% 12 .03% 10 .95% 0 .46% 0 .46%
Class I 12/4/15 20 .93 20 .88 12 .23 11 .19
†
0 .27 0 .27
Premier Class 9/30/09 20 .92 20 .81 12 .14 11 .07 0 .35 0 .35
Class R6 7/1/99 21 .01 20 .96 12 .32 11 .25 0 .18 0 .18
Retirement Class 10/1/02 20 .88 20 .68 12 .05 10 .97 0 .43 0 .43
S&P 500® Index – 20 .98 22 .66 13 .19 12 .41 – –
Russell 3000® Index – 21 .09 22 .30 12 .43 11 .81 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
‡
Previously, the Fund compared its performance to the Russell 3000 Index, instead of the S&P 500 Index shown in the chart above. The returns of the S&P 500 Index are more appropriate for comparison purposes due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500
Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
as of 4/30/2024
Net assets $
6.04
billion
Portfolio turnover rate
*
37%
Number of holdings 164
Weighted median market
capitalization $130.87 billon
Price/earnings ratio (weighted
12-month trailing average)
†
26.5
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 28.7
Financials 15.6
Health care 13.3
Industrials 10.8
Consumer discretionary 8.9
Consumer staples 7.0
Communication services 6.6
Materials 3.6
Real estate 2.5
Energy 1.5
Utilities 1.1
Short-term investments 0.2
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
74.8
More than $15 billion-$50 billion
23.2
More than $2 billion-$15 billion
2.0
Total 100.0

Social Choice Low Carbon Equity Fund
16
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Social Choice Low Carbon Equity
Fund
Inception date 6 months 1 year 5 years since inception gross net
Class A 8/7/15 20 .32% 20 .39% 12 .40% 11 .68% 0 .58% 0 .58%
Class I 12/4/15 20 .40 20 .60 12 .61 11 .93
†
0 .40 0 .40
Premier Class 8/7/15 20 .41 20 .55 12 .56 11 .87 0 .45 0 .45
Class R6 8/7/15 20 .46 20 .74 12 .74 12 .02 0 .30 0 .30
Retirement Class 8/7/15 20 .31 20 .38 12 .44 11 .74 0 .55 0 .55
Russell 3000® Index – 21 .09 22 .30 12 .43 12 .08
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.
as of 4/30/2024
Net assets $
1.15
billion
Portfolio turnover rate
*
11%
Number of holdings 336
Weighted median market
capitalization $104.44 billon
Price/earnings ratio (weighted
12-month trailing average)
†
30.2
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 27.1
Financials 15.5
Health care 13.3
Industrials 12.4
Consumer discretionary 9.4
Consumer staples 6.7
Communication services 5.2
Real estate 3.1
Materials 2.8
Energy 2.5
Utilities 1.3
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
69.2
More than $15 billion-$50 billion
21.1
More than $2 billion-$15 billion
8.6
$2 billion or less
1.1
Total 100.0

Emerging Markets Equity Fund
17
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 8/31/10 12 .69% 7 .93% - 0 .64% 1 .39% 1 .27% 1 .27%
Class I 12/4/15 12 .81 8 .36 - 0 .34 1 .73
†
0 .98 0 .98
Premier Class 8/31/10 12 .83 8 .23 - 0 .36 1 .65 1 .05 1 .05
Class R6 8/31/10 12 .90 8 .44 - 0 .25 1 .79 0 .90 0 .90
Retirement Class 8/31/10 12 .72 8 .10 - 0 .38 1 .60 1 .15 1 .15
Class W 9/28/18 13 .41 9 .39 0 .62 2 .29
†
0 .90 0 .00
MSCI Emerging Markets Index – 15 .40 9 .88 1 .89 2 .96 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
1.70
billion
Portfolio turnover rate
*
46%
Number of holdings 68
Weighted median market
capitalization $46.05 billon
Price/earnings ratio (weighted
12-month trailing average)
†
43.5
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 27.4
Consumer discretionary 23.5
Financials 19.1
Communication services 8.4
Energy 7.0
Consumer staples 5.4
Industrials 3.6
Materials 3.2
Health care 0.4
Short-term investments 3.5
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net -1.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
47.7
More than $15 billion-$50 billion
28.8
More than $2 billion-$15 billion
11.6
$2 billion or less
11.9
Total 100.0
% of portfolio investments
as of 4/30/2024
China 25.3
India 16.7
Taiwan 13.0
Korea, Republic of 10.7
Brazil 10.5
Mexico 3.9
Hong Kong 3.5
Indonesia 2.5
South Africa 2.0
Macau 1.8
6 other nations 6.7
Short-term investments 3.4
Investments purchased with
collateral from securities lending 0.0
Total 100.0

International Equity Fund
18
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Equity Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 3/31/06 16 .57% 9 .89% 6 .49% 3 .56% 0 .81% 0 .81%
Class I 12/4/15 16 .77 10 .20 6 .72 3 .81
†
0 .56 0 .56
Premier Class 9/30/09 16 .71 10 .07 6 .67 3 .74 0 .61 0 .61
Class R6 7/1/99 16 .88 10 .33 6 .83 3 .90 0 .46 0 .46
Retirement Class 10/1/02 16 .68 10 .05 6 .58 3 .64 0 .71 0 .71
Class W 9/28/18 17 .14 10 .79 7 .34 4 .17
†
0 .46 0 .00
MSCI EAFE® Index – 18 .63 9 .28 6 .18 4 .38 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
6.83
billion
Portfolio turnover rate
*
11%
Number of holdings 67
Weighted median market
capitalization $86.09 billon
Price/earnings ratio (weighted
12-month trailing average)
†
15.4
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Financials 20.4
Health care 15.8
Industrials 15.2
Consumer discretionary 10.4
Information technology 9.0
Materials 8.7
Energy 8.1
Consumer staples 6.6
Communication services 3.2
Utilities 1.6
Short-term investments 0.9
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
78.1
More than $15 billion-$50 billion
18.8
More than $2 billion-$15 billion
3.1
Total 100.0
% of portfolio investments
as of 4/30/2024
Japan 24.5
France 11.6
United States 9.5
Netherlands 7.1
Denmark 6.4
United Kingdom 6.4
Germany 6.2
Australia 5.7
Switzerland 4.5
Spain 3.6
10 other nations 13.6
Short-term investments 0.9
Investments purchased with
collateral from securities lending 0.0
Total 100.0

International Opportunities Fund
19
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Opportunities Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 4/12/13 16.58% 4.84% 4.92% 4.76% 0 .90% 0.90%
Class I 12/4/15 16.74 5.08 5.23 5.11
†
0.69 0.69
Premier Class 4/12/13 16.61 4.93 5.19 5.03 0.76 0.76
Class R6 4/12/13 16.74 5.18 5.32 5.18 0.60 0.60
Retirement Class 4/12/13 16.63 4.87 5.18 4.98 0.85 0.85
Class W 9/28/18 17.11 5.80 5.97 5.54
†
0.60 0.00
MSCI All Country World ex USA
Index – 17.69 9.32 5.03 3.93 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
2.43
billion
Portfolio turnover rate
*
13%
Number of holdings 90
Weighted median market
capitalization $43.00 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.3
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Consumer discretionary 18.1
Information technology 18.0
Financials 14.5
Health care 10.4
Industrials 9.7
Consumer staples 8.2
Materials 7.8
Energy 7.5
Communication services 2.7
Real estate 0.7
Short-term investments 2.1
Investments purchased with collateral
from securities lending 1.7
Other assets & liabilities, net -1.4
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
39.1
More than $15 billion-$50 billion
35.6
More than $2 billion-$15 billion
22.6
$2 billion or less
2.7
Total 100.0
% of portfolio investments
as of 4/30/2024
Canada 11.4
Japan 11.2
United Kingdom 8.7
Netherlands 6.1
Taiwan 6.0
United States 5.2
Italy 5.1
Denmark 4.8
Brazil 4.8
France 4.8
13 other nations 28.2
Short-term investments 2.0
Investments purchased with
collateral from securities lending 1.7
Total 100.0

Quant International Small Cap Equity Fund
20
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Quant International Small Cap
Equity Fund
Inception date 6 months 1 year 5 years since inception gross net
Class A 12/9/16 19 .86% 12 .21% 4 .26% 4 .61% 1 .16% 1 .10%
Class I 12/9/16 20 .07 12 .62 4 .66 4 .98 0 .82 0 .82
Premier Class 12/9/16 20 .07 12 .50 4 .53 4 .89 0 .93 0 .90
Class R6 12/9/16 20 .09 12 .66 4 .70 5 .03 0 .74 0 .74
Retirement Class 12/9/16 19 .92 12 .48 4 .49 4 .80 0 .99 0 .99
Class W 9/28/18 20 .50 13 .56 5 .44 5 .59
†
0 .74 0 .00
MSCI ACWI ex USA Small Cap
Index – 17 .37 9 .54 5 .47 6 .51
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.
as of 4/30/2024
Net assets $
1.24
billion
Portfolio turnover rate
*
56%
Number of holdings 559
Weighted median market
capitalization $2.04 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.7
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Industrials 27.5
Information technology 21.1
Consumer discretionary 12.5
Financials 10.0
Materials 8.5
Consumer staples 3.8
Energy 3.7
Communication services 3.7
Utilities 3.4
Health care 3.2
Real estate 2.1
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.4
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
0.3
More than $15 billion-$50 billion
0.5
More than $2 billion-$15 billion
50.2
$2 billion or less
49.0
Total 100.0
% of portfolio investments
as of 4/30/2024
Japan 21.8
United Kingdom 9.2
India 9.0
Taiwan 7.5
Australia 6.2
Canada 5.7
Korea, Republic of 4.6
Germany 3.5
Sweden 3.1
China 3.0
37 other nations 25.9
Short-term investments 0.1
Investments purchased with
collateral from securities lending 0.4
Total 100.0

International Responsible Equity Fund
21
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Responsible Equity
Fund
Inception date 6 months 1 year 5 years since inception gross net
Class A 8/7/15 16 .12% 7 .21% 6 .25% 5 .11% 0 .63% 0 .63%
Class I 12/4/15 16 .25 7 .35 6 .46 5 .37
†
0 .49 0 .49
Premier Class 8/7/15 16 .20 7 .33 6 .41 5 .28 0 .50 0 .50
Class R6 8/7/15 16 .36 7 .56 6 .58 5 .45 0 .34 0 .34
Retirement Class 8/7/15 16 .17 7 .26 6 .32 5 .19 0 .59 0 .59
MSCI EAFE® Index – 18 .63 9 .28 6 .18 5 .06
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.
as of 4/30/2024
Net assets $
1.58
billion
Portfolio turnover rate
*
20%
Number of holdings 307
Weighted median market
capitalization $38.77 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.4
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Financials 21.3
Industrials 16.1
Consumer discretionary 12.0
Health care 11.8
Consumer staples 10.0
Information technology 8.8
Materials 7.1
Communication services 5.8
Real estate 3.3
Utilities 1.7
Energy 0.3
Short-term investments 1.1
Investments purchased with collateral
from securities lending 0.8
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
41.2
More than $15 billion-$50 billion
37.3
More than $2 billion-$15 billion
21.5
Total 100.0
% of portfolio investments
as of 4/30/2024
Japan 23.1
United Kingdom 13.2
Germany 8.0
France 7.7
Switzerland 7.6
Australia 6.9
United States 4.4
Denmark 4.3
Netherlands 4.3
Sweden 3.7
14 other nations 14.9
Short-term investments 1.1
Investments purchased with
collateral from securities lending 0.8
Total 100.0

Expense Examples
22
All shareholders of the Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( November 1, 2023 – April 30, 2024 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
2.1
Core Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,249.90 $1,250.90 $1,250.10 $1,251.80 $1,249.80 $1,253.80
Expenses incurred during the period*
$3.80 $2.74 $3.08 $2.24 $3.64 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.48 $1,022.43 $1,022.13 $1,022.87 $1,021.63 $1,024.86
Expenses incurred during the period*
$3.42 $2.46 $2.77 $2.01 $3.27 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.68% for Class
A, 0.49% for Class I, 0.55% for Premier Class, 0.40% for Class R6, 0.65% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

23
2.2
Large Cap Growth Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,236.70 $1,238.20 $1,237.70 $1,238.90 $1,237.20 $1,241.00
Expenses incurred during the period*
$3.89 $2.78 $3.12 $2.28 $3.67 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.38 $1,022.38 $1,022.08 $1,022.82 $1,021.58 $1,024.86
Expenses incurred during the period*
$3.52 $2.51 $2.82 $2.06 $3.32 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.70% for Class
A, 0.50% for Class I, 0.56% for Premier Class, 0.41% for Class R6, 0.66% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.3
Large Cap Value Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,196.70 $1,198.00 $1,197.80 $1,198.10 $1,196.90 $1,200.80
Expenses incurred during the period*
$3.88 $2.73 $3.06 $2.24 $3.61 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.33 $1,022.38 $1,022.08 $1,022.82 $1,021.58 $1,024.86
Expenses incurred during the period*
$3.57 $2.51 $2.82 $2.06 $3.32 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.71% for Class
A, 0.50% for Class I, 0.56% for Premier Class, 0.41% for Class R6, 0.66% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.4
Mid Cap Growth Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,203.20 $1,203.60 $1,204.40 $1,204.60 $1,202.90
Expenses incurred during the period*
$4.38 $3.23 $3.56 $2.74 $4.11
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.89 $1,021.93 $1,021.63 $1,022.38 $1,021.13
Expenses incurred during the period*
$4.02 $2.97 $3.27 $2.51 $3.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.80% for Class
A, 0.59% for Class I, 0.65% for Premier Class, 0.50% for Class R6 and 0.75% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
24
2.5
Mid Cap Value Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,202.60 $1,204.20 $1,203.30 $1,204.40 $1,203.50
Expenses incurred during the period*
$4.16 $3.18 $3.34 $2.52 $3.89
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.08 $1,021.98 $1,021.83 $1,022.58 $1,021.33
Expenses incurred during the period*
$3.82 $2.92 $3.07 $2.31 $3.57
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.76% for Class
A, 0.58% for Class I, 0.61% for Premier Class, 0.46% for Class R6 and 0.71% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.6
Quant Small Cap Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,214.40 $1,215.90 $1,215.60 $1,216.70 $1,215.30 $1,218.30
Expenses incurred during the period*
$3.91 $2.70 $3.14 $2.26 $3.69 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.33 $1,022.43 $1,022.03 $1,022.82 $1,021.53 $1,024.86
Expenses incurred during the period*
$3.57 $2.46 $2.87 $2.06 $3.37 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.71% for Class
A, 0.49% for Class I, 0.57% for Premier Class, 0.41% for Class R6, 0.67% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.7
Quant Small/Mid Cap Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,234.30 $1,236.20 $1,235.60 $1,236.60 $1,235.00 $1,239.30
Expenses incurred during the period*
$4.33 $3.22 $3.56 $2.61 $3.95 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.98 $1,021.98 $1,021.68 $1,022.53 $1,021.33 $1,024.86
Expenses incurred during the period*
$3.92 $2.92 $3.22 $2.36 $3.57 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.78% for Class
A, 0.58% for Class I, 0.64% for Premier Class, 0.47% for Class R6, 0.71% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

25
2.8
Large Cap Responsible Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,208.50 $1,209.30 $1,209.20 $1,210.10 $1,208.80
Expenses incurred during the period*
$2.31 $1.26 $1.65 $0.82 $2.20
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.77 $1,023.72 $1,023.37 $1,024.12 $1,022.87
Expenses incurred during the period*
$2.11 $1.16 $1.51 $0.75 $2.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.42% for Class
A, 0.23% for Class I, 0.30% for Premier Class, 0.15% for Class R6 and 0.40% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.9
Social Choice Low Carbon Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,203.20 $1,204.00 $1,204.10 $1,204.60 $1,203.10
Expenses incurred during the period*
$2.96 $1.92 $2.25 $1.43 $2.79
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.18 $1,023.12 $1,022.82 $1,023.57 $1,022.33
Expenses incurred during the period*
$2.72 $1.76 $2.06 $1.31 $2.56
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.54% for Class
A, 0.35% for Class I, 0.41% for Premier Class, 0.26% for Class R6 and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.01
Emerging Markets Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,126.90 $1,128.10 $1,128.30 $1,129.00 $1,127.20 $1,134.10
Expenses incurred during the period*
$6.72 $5.13 $5.61 $4.76 $6.08 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,018.55 $1,020.04 $1,019.59 $1,020.39 $1,019.14 $1,024.86
Expenses incurred during the period*
$6.37 $4.87 $5.32 $4.52 $5.77 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 1.27% for Class
A, 0.97% for Class I, 1.06% for Premier Class, 0.90% for Class R6, 1.15% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
26
3.1
International Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,165.70 $1,167.70 $1,167.10 $1,168.80 $1,166.80 $1,171.40
Expenses incurred during the period*
$4.25 $3.07 $3.29 $2.48 $3.83 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.93 $1,022.03 $1,021.83 $1,022.58 $1,021.33 $1,024.86
Expenses incurred during the period*
$3.97 $2.87 $3.07 $2.31 $3.57 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.79% for Class
A, 0.57% for Class I, 0.61% for Premier Class, 0.46% for Class R6, 0.71% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.2
International Opportunities Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,165.80 $1,167.40 $1,166.10 $1,167.40 $1,166.30 $1,171.10
Expenses incurred during the period*
$4.85 $3.77 $4.09 $3.29 $4.63 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.39 $1,021.38 $1,021.08 $1,021.83 $1,020.59 $1,024.86
Expenses incurred during the period*
$4.52 $3.52 $3.82 $3.07 $4.32 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.90% for Class
A, 0.70% for Class I, 0.76% for Premier Class, 0.61% for Class R6, 0.86% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.3
Quant International Small Cap Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,198.60 $1,200.70 $1,200.70 $1,200.90 $1,199.20 $1,205.00
Expenses incurred during the period*
$6.07 $4.43 $4.98 $4.10 $5.47 $0.05
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.34 $1,020.84 $1,020.34 $1,021.13 $1,019.89 $1,024.81
Expenses incurred during the period*
$5.57 $4.07 $4.57 $3.77 $5.02 $0.05
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 1.11% for Class
A, 0.81% for Class I, 0.91% for Premier Class, 0.75% for Class R6, 1.00% for Retirement Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

27
3.4
International Responsible Equity Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,161.20 $1,162.50 $1,162.00 $1,163.60 $1,161.70
Expenses incurred during the period*
$3.33 $2.31 $2.69 $1.83 $3.17
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.78 $1,022.73 $1,022.38 $1,023.17 $1,021.93
Expenses incurred during the period*
$3.12 $2.16 $2.51 $1.71 $2.97
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.62% for Class
A, 0.43% for Class I, 0.50% for Premier Class, 0.34% for Class R6 and 0.59% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Core Equity Fund April 30, 2024
Portfolio of Investments
28
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .2%
2,188,443 BorgWarner, Inc $ 71,715,277
TOTAL AUTOMOBILES & COMPONENTS 71,715,277
BANKS - 3 .2%
1,093,426 Citigroup, Inc 67,059,816
2,170,546 Wells Fargo & Co 128,756,789
TOTAL BANKS 195,816,605
CAPITAL GOODS - 7 .9%
251,774 (a) Builders FirstSource, Inc 46,029,323
484,155 Dover Corp 86,808,992
360,237 Honeywell International, Inc 69,428,477
220,406 Hubbell, Inc 81,664,831
148,690 United Rentals, Inc 99,323,433
602,890 Westinghouse Air Brake Technologies Corp 97,113,521
TOTAL CAPITAL GOODS 480,368,577
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .3%
1,542,594 (a) Amazon.com, Inc 269,953,950
349,902 Home Depot, Inc 116,944,247
510,165 Lowe's Cos, Inc 116,312,518
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 503,210,715
CONSUMER DURABLES & APPAREL - 1 .6%
347,890 DR Horton, Inc 49,570,846
450,458 Pulte Homes, Inc 50,190,031
TOTAL CONSUMER DURABLES & APPAREL 99,760,877
CONSUMER SERVICES - 0 .9%
406,132 (a) Royal Caribbean Cruises Ltd 56,708,211
TOTAL CONSUMER SERVICES 56,708,211
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
47,927 Costco Wholesale Corp 34,646,428
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 34,646,428
ENERGY - 5 .7%
632,848 Chevron Corp 102,059,397
451,608 EOG Resources, Inc 59,670,965
1,049,304 Exxon Mobil Corp 124,101,184
384,039 Valero Energy Corp 61,396,315
TOTAL ENERGY 347,227,861
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .1%
915,374 Simon Property Group, Inc 128,637,508
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 128,637,508
FINANCIAL SERVICES - 10 .1%
358,413 American Express Co 83,879,394
365,564 Ameriprise Financial, Inc 150,535,600
395,567 Ares Management Corp 52,646,012
2,179,731 Bank of New York Mellon Corp 123,133,004
215,746 Mastercard, Inc (Class A) 97,344,595
414,431 Visa, Inc (Class A) 111,320,311
TOTAL FINANCIAL SERVICES 618,858,916
HEALTH CARE EQUIPMENT & SERVICES - 9 .9%
788,033 Abbott Laboratories 83,507,857
918,200 (a) Boston Scientific Corp 65,991,034
1,119,453 Cardinal Health, Inc 115,348,437
369,496 Cigna Group 131,924,852
436,438 Laboratory Corp of America Holdings 87,885,520

29
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
246,976 UnitedHealth Group, Inc $ 119,462,291
TOTAL HEALTH CARE EQUIPMENT & SERVICES 604,119,991
INSURANCE - 5 .2%
1,895,321 American International Group, Inc 142,736,624
659,574 (a) Arch Capital Group Ltd 61,696,552
460,126 Chubb Ltd 114,405,729
TOTAL INSURANCE 318,838,905
MATERIALS - 2 .4%
1,010,457 Corteva, Inc 54,696,038
202,273 Linde plc 89,194,302
TOTAL MATERIALS 143,890,340
MEDIA & ENTERTAINMENT - 7 .6%
743,540 (a) Alphabet, Inc 122,416,426
837,998 (a) Alphabet, Inc (Class A) 136,409,314
478,087 Meta Platforms, Inc 205,658,685
TOTAL MEDIA & ENTERTAINMENT 464,484,425
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .2%
1,631,924 Bristol-Myers Squibb Co 71,706,741
1,433,615 Merck & Co, Inc 185,251,730
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 256,958,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11 .3%
349,825 Applied Materials, Inc 69,492,736
54,460 Broadcom, Inc 70,812,704
90,072 Lam Research Corp 80,561,298
413,024 Nvidia Corp 356,860,996
675,569 QUALCOMM, Inc 112,043,119
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 689,770,853
SOFTWARE & SERVICES - 9 .4%
1,176,448 Microsoft Corp 458,026,500
563,334 Oracle Corp 64,079,242
175,902 (a) Palo Alto Networks, Inc 51,168,133
TOTAL SOFTWARE & SERVICES 573,273,875
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .8%
1,437,215 Apple, Inc 244,800,831
178,898 (a) Arista Networks, Inc 45,898,071
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 290,698,902
UTILITIES - 3 .2%
1,125,941 Alliant Energy Corp 56,071,862
751,879 American Electric Power Co, Inc 64,684,150
1,145,209 NextEra Energy, Inc 76,694,647
TOTAL UTILITIES 197,450,659
TOTAL COMMON STOCKS 6,076,437,396
(Cost $3,788,182,272)
TOTAL LONG-TERM INVESTMENTS 6,076,437,396
(Cost $3,788,182,272)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .3%
$ 16,515,000 (b) Fixed Income Clearing Corporation 5 .310% 05/01/24 16,515,000
TOTAL REPURCHASE AGREEMENT 16,515,000

Core Equity Fund April 30, 2024
30
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 0 .0%
$ 665,000 United States Treasury Bill 0 .000% 05/09/24 $ 664,220
TOTAL TREASURY DEBT 664,220
TOTAL SHORT-TERM INVESTMENTS 17,179,220
(Cost $17,179,222)
TOTAL INVESTMENTS - 99.9% 6,093,616,616
(Cost $3,805,361,494)
OTHER ASSETS & LIABILITIES, NET - 0.1% 5,213,661
NET ASSETS - 100.0% $ 6,098,830,277
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $16,517,436 on 5/1/24, collateralized by Government Agency Securities, with coupon rates 2.375%–3.750% and maturity dates 12/31/30–5/15/51, valued at $16,845,349.

Portfolio of Investments
Large Cap Growth Fund April 30, 2024
31
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
CAPITAL GOODS - 2 .0%
488,113 (a) Boeing Co $ 81,924,886
177,624 Honeywell International, Inc 34,233,473
TOTAL CAPITAL GOODS 116,158,359
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
656,995 Experian Group Ltd 26,499,201
210,103 Verisk Analytics, Inc 45,794,050
195,099 Waste Connections, Inc 31,623,597
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 103,916,848
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13 .3%
4,244,838 (a) Amazon.com, Inc 742,846,650
535,876 TJX Cos, Inc 50,420,573
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 793,267,223
CONSUMER DURABLES & APPAREL - 1 .3%
52,269 Kering 18,318,674
307,355 Nike, Inc (Class B) 28,356,572
3,765,300 PRADA S.p.A 30,707,183
TOTAL CONSUMER DURABLES & APPAREL 77,382,429
CONSUMER SERVICES - 5 .5%
33,730 Booking Holdings, Inc 116,436,972
3,045,544 (a) Carnival Corp 45,134,962
209,707 (a) Flutter Entertainment plc 38,850,087
548,311 Las Vegas Sands Corp 24,323,076
345,487 Restaurant Brands International, Inc 26,205,189
894,950 Starbucks Corp 79,194,126
TOTAL CONSUMER SERVICES 330,144,412
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
138,103 Costco Wholesale Corp 99,834,659
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 99,834,659
ENERGY - 0 .7%
346,262 ConocoPhillips 43,497,432
TOTAL ENERGY 43,497,432
FINANCIAL SERVICES - 5 .5%
30,151 (a),(b) Adyen NV 36,120,901
178,083 American Express Co 41,676,765
154,304 London Stock Exchange Group plc 17,010,485
796,919 (a) PayPal Holdings, Inc 54,126,738
653,395 Visa, Inc (Class A) 175,508,431
TOTAL FINANCIAL SERVICES 324,443,320
FOOD, BEVERAGE & TOBACCO - 1 .5%
2,631,807 Davide Campari-Milano NV 26,393,867
1,141,449 (a) Monster Beverage Corp 61,010,449
TOTAL FOOD, BEVERAGE & TOBACCO 87,404,316
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
158,301 (a) Align Technology, Inc 44,701,036
291,325 (a) DexCom, Inc 37,111,892
193,255 (a) Intuitive Surgical, Inc 71,624,168
222,114 UnitedHealth Group, Inc 107,436,542
214,364 (a) Veeva Systems, Inc 42,564,116
TOTAL HEALTH CARE EQUIPMENT & SERVICES 303,437,754
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
346,628 Estee Lauder Cos (Class A) 50,853,794
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 50,853,794

Large Cap Growth Fund April 30, 2024
32
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE - 1 .1%
321,891 Progressive Corp $ 67,033,801
TOTAL INSURANCE 67,033,801
MATERIALS - 0 .6%
75,575 Linde plc 33,325,552
TOTAL MATERIALS 33,325,552
MEDIA & ENTERTAINMENT - 11 .7%
2,197,220 (a) Alphabet, Inc 361,750,301
1,121,100 (a) Match Group, Inc 34,552,302
699,611 Meta Platforms, Inc 300,951,664
TOTAL MEDIA & ENTERTAINMENT 697,254,267
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .6%
163,615 Amgen, Inc 44,820,693
213,207 (a) Illumina, Inc 26,235,122
1,013,411 Novo Nordisk A.S. 129,962,050
12,905 (a) Regeneron Pharmaceuticals, Inc 11,493,967
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 212,511,832
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14 .8%
687,181 Applied Materials, Inc 136,508,506
171,653 Broadcom, Inc 223,195,246
571,596 Nvidia Corp 493,870,376
206,604 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 28,374,993
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 881,949,121
SOFTWARE & SERVICES - 20 .8%
254,662 (a) Atlassian Corp Ltd 43,878,263
134,861 Intuit, Inc 84,371,739
1,754,686 Microsoft Corp 683,151,900
154,942 (a) Palo Alto Networks, Inc 45,071,078
113,786 Roper Industries, Inc 58,196,988
617,678 Salesforce, Inc 166,118,321
85,369 (a) ServiceNow, Inc 59,188,889
225,411 (a) Snowflake, Inc 34,983,787
247,718 (a) Workday, Inc 60,624,026
TOTAL SOFTWARE & SERVICES 1,235,584,991
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .9%
1,709,774 Apple, Inc 291,225,805
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 291,225,805
TRANSPORTATION - 2 .1%
3,133,698 (a) Grab Holdings Ltd 10,967,943
1,747,441 (a) Uber Technologies, Inc 115,802,915
TOTAL TRANSPORTATION 126,770,858
TOTAL COMMON STOCKS 5,875,996,773
(Cost $2,811,585,755)
TOTAL LONG-TERM INVESTMENTS 5,875,996,773
(Cost $2,811,585,755)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 06/18/24 4,964,101
TOTAL GOVERNMENT AGENCY DEBT 4,964,101
REPURCHASE AGREEMENT - 0 .9%
51,755,000 (c) Fixed Income Clearing Corporation 5 .310 05/01/24 51,755,000
TOTAL REPURCHASE AGREEMENT 51,755,000

33
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 0 .1%
$ 10,000,000 United States Treasury Bill 0 .000% 06/06/24 $ 9,947,175
TOTAL TREASURY DEBT 9,947,175
TOTAL SHORT-TERM INVESTMENTS 66,666,276
(Cost $66,662,575)
TOTAL INVESTMENTS - 99.9% 5,942,663,049
(Cost $2,878,248,330)
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,064,455
NET ASSETS - 100.0% $ 5,950,727,504
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $36,120,901 or 0.6% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $51,762,634 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $52,790,167.

Large Cap Value Fund April 30, 2024
Portfolio of Investments
34
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
BANKS - 9 .9%
3,441,690 Bank of America Corp $ 127,376,947
616,237 Fifth Third Bancorp 22,468,001
1,207,518 JPMorgan Chase & Co 231,529,501
378,661 PNC Financial Services Group, Inc 58,033,585
2,324,757 Wells Fargo & Co 137,904,585
TOTAL BANKS 577,312,619
CAPITAL GOODS - 11 .2%
207,371 Allegion plc 25,208,019
375,015 (a) Boeing Co 62,942,518
69,020 Deere & Co 27,015,118
395,754 Dover Corp 70,958,692
314,452 Eaton Corp plc 100,077,493
445,164 Honeywell International, Inc 85,796,458
529,493 Masco Corp 36,243,796
177,812 Parker-Hannifin Corp 96,891,537
983,416 RTX Corp 99,836,392
134,753 Trane Technologies plc 42,762,517
TOTAL CAPITAL GOODS 647,732,540
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
74,249 Veralto Corp 6,955,646
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,955,646
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
97,591 Home Depot, Inc 32,616,864
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 32,616,864
CONSUMER DURABLES & APPAREL - 1 .2%
9,157 (a) NVR, Inc 68,117,549
TOTAL CONSUMER DURABLES & APPAREL 68,117,549
CONSUMER SERVICES - 2 .7%
10,647 Booking Holdings, Inc 36,753,763
326,127 Hilton Worldwide Holdings, Inc 64,338,335
211,147 McDonald's Corp 57,651,577
TOTAL CONSUMER SERVICES 158,743,675
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
1,766,939 Walmart, Inc 104,867,830
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 104,867,830
ENERGY - 8 .4%
439,739 Chevron Corp 70,916,709
850,673 ConocoPhillips 106,861,542
542,524 EOG Resources, Inc 71,683,696
1,413,706 Exxon Mobil Corp 167,199,009
457,591 Valero Energy Corp 73,155,073
TOTAL ENERGY 489,816,029
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
712,599 Prologis, Inc 72,720,728
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 72,720,728
FINANCIAL SERVICES - 10 .6%
356,750 American Express Co 83,490,202
368,471 (a) Berkshire Hathaway, Inc 146,183,500
78,385 BlackRock, Inc 59,152,456
1,030,826 Charles Schwab Corp 76,229,583
486,094 (a) Fiserv, Inc 74,211,971
245,253 Goldman Sachs Group, Inc 104,651,908

35
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
543,959 Intercontinental Exchange, Inc $ 70,040,161
TOTAL FINANCIAL SERVICES 613,959,781
FOOD, BEVERAGE & TOBACCO - 2 .1%
698,626 Mondelez International, Inc 50,259,155
752,646 Philip Morris International, Inc 71,456,211
TOTAL FOOD, BEVERAGE & TOBACCO 121,715,366
HEALTH CARE EQUIPMENT & SERVICES - 7 .6%
766,149 Abbott Laboratories 81,188,810
195,645 Cigna Group 69,853,091
163,136 Elevance Health, Inc 86,230,427
227,466 HCA, Inc 70,473,516
36,960 Humana, Inc 11,165,246
705,422 Medtronic plc 56,603,061
140,096 UnitedHealth Group, Inc 67,764,435
TOTAL HEALTH CARE EQUIPMENT & SERVICES 443,278,586
HOUSEHOLD & PERSONAL PRODUCTS - 2 .0%
306,066 Kenvue, Inc 5,760,162
668,549 Procter & Gamble Co 109,107,197
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 114,867,359
INSURANCE - 5 .4%
1,309,090 American International Group, Inc 98,587,568
368,407 Chubb Ltd 91,600,716
327,932 Marsh & McLennan Cos, Inc 65,399,479
781,496 Metlife, Inc 55,548,736
TOTAL INSURANCE 311,136,499
MATERIALS - 4 .8%
229,093 Celanese Corp (Series A) 35,190,976
562,029 Crown Holdings, Inc 46,125,720
909,481 DuPont de Nemours, Inc 65,937,372
250,735 Linde plc 110,564,106
80,206 Reliance Steel & Aluminum Co 22,836,252
TOTAL MATERIALS 280,654,426
MEDIA & ENTERTAINMENT - 3 .3%
293,619 (a) Alphabet, Inc 48,341,432
1,979,056 Comcast Corp (Class A) 75,421,824
625,492 Walt Disney Co 69,492,162
TOTAL MEDIA & ENTERTAINMENT 193,255,418
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .3%
306,995 AbbVie, Inc 49,929,667
255,310 Danaher Corp 62,964,552
530,812 Gilead Sciences, Inc 34,608,942
926,330 Johnson & Johnson 133,938,055
791,459 Merck & Co, Inc 102,272,332
866,175 Sanofi (ADR) 42,641,795
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 426,355,343
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .3%
271,443 Analog Devices, Inc 54,454,180
355,572 Applied Materials, Inc 70,634,378
31,433 Broadcom, Inc 40,871,387
865,983 Intel Corp 26,386,502
44,749 Lam Research Corp 40,023,953
621,702 Micron Technology, Inc 70,227,458
246,438 NXP Semiconductors NV 63,134,951
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 365,732,809
SOFTWARE & SERVICES - 3 .1%
140,813 Accenture plc 42,372,040
136,794 Microsoft Corp 53,258,008

Large Cap Value Fund April 30, 2024
36
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
745,654 Oracle Corp $ 84,818,142
TOTAL SOFTWARE & SERVICES 180,448,190
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .2%
1,275,008 Cisco Systems, Inc 59,899,876
493,213 TE Connectivity Ltd 69,779,775
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 129,679,651
TELECOMMUNICATION SERVICES - 1 .3%
449,345 T-Mobile US, Inc 73,768,969
TOTAL TELECOMMUNICATION SERVICES 73,768,969
TRANSPORTATION - 2 .7%
726,667 (a),(b),(c) AMR Corporation 7,267
1,279,674 CSX Corp 42,510,770
335,586 Union Pacific Corp 79,587,576
231,513 United Parcel Service, Inc (Class B) 34,143,537
TOTAL TRANSPORTATION 156,249,150
UTILITIES - 3 .1%
574,813 Ameren Corp 42,461,436
539,606 American Electric Power Co, Inc 46,422,304
896,221 Dominion Energy, Inc 45,689,347
669,754 NextEra Energy, Inc 44,853,426
TOTAL UTILITIES 179,426,513
TOTAL COMMON STOCKS 5,749,411,540
(Cost $3,757,416,835)
TOTAL LONG-TERM INVESTMENTS 5,749,411,540
(Cost $3,757,416,835)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .6%
$ 35,314,000 (d) Fixed Income Clearing Corporation 5 .310% 05/01/24 35,314,000
TOTAL REPURCHASE AGREEMENT 35,314,000
TREASURY DEBT - 0 .2%
7,500,000 United States Treasury Bill 0 .000 05/09/24 7,491,197
5,000,000 United States Treasury Bill 0 .000 06/06/24 4,973,588
TOTAL TREASURY DEBT 12,464,785
TOTAL SHORT-TERM INVESTMENTS 47,778,785
(Cost $47,778,765)
TOTAL INVESTMENTS - 99.8% 5,797,190,325
(Cost $3,805,195,600)
OTHER ASSETS & LIABILITIES, NET - 0.2% 11,500,700
NET ASSETS - 100.0% $ 5,808,691,025
ADR American Depositary Receipt
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy
(d) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $35,319,209 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $36,020,383.

Portfolio of Investments
Mid Cap Growth Fund April 30, 2024
37
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 101.1%
COMMON STOCKS - 101.1%
AUTOMOBILES & COMPONENTS - 0 .3%
98,381 (a),(b) Mobileye Global, Inc $ 2,710,397
TOTAL AUTOMOBILES & COMPONENTS 2,710,397
CAPITAL GOODS - 7 .5%
73,430 Ametek, Inc 12,825,284
40,263 Ferguson plc 8,451,204
49,783 (b) Middleby Corp 6,918,344
22,746 TransDigm Group, Inc 28,387,690
19,947 W.W. Grainger, Inc 18,378,168
TOTAL CAPITAL GOODS 74,960,690
COMMERCIAL & PROFESSIONAL SERVICES - 13 .3%
930,333 (b) ACV Auctions, Inc 16,234,311
595,372 (b) Cimpress plc 50,767,370
542,432 (b) Driven Brands Holdings, Inc 7,773,051
276,270 Experian Group Ltd 11,143,059
123,840 Verisk Analytics, Inc 26,992,166
121,065 Waste Connections, Inc 19,623,426
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 132,533,383
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .9%
3,863 (b) Autozone, Inc 11,420,573
96,377 (b) Burlington Stores, Inc 17,342,078
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 28,762,651
CONSUMER DURABLES & APPAREL - 6 .2%
270,281 (a),(b) BK LC Lux Finco 2 Sarl 12,100,480
99,183 (b) Garmin Ltd 14,328,968
2,292,700 PRADA S.p.A 18,697,676
257,080 SharkNinja Global SPV Ltd 16,525,102
TOTAL CONSUMER DURABLES & APPAREL 61,652,226
CONSUMER SERVICES - 6 .1%
517,959 (b) Carnival Corp 7,676,152
137,467 (b) DraftKings, Inc 5,713,129
849,355 Entain plc 8,286,483
220,142 (a),(b) European Wax Center, Inc 2,588,870
79,679 (b) Expedia Group, Inc 10,727,184
250,945 Restaurant Brands International, Inc 19,034,178
75,570 Wynn Resorts Ltd 6,925,990
TOTAL CONSUMER SERVICES 60,951,986
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
33,934 Dollar General Corp 4,723,274
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,723,274
ENERGY - 4 .0%
116,529 Cheniere Energy, Inc 18,390,607
79,773 Diamondback Energy, Inc 16,044,743
289,372 Permian Resources Corp 4,846,981
TOTAL ENERGY 39,282,331
FINANCIAL SERVICES - 8 .0%
5,662 (b),(c) Adyen NV 6,783,077
56,751 Ameriprise Financial, Inc 23,369,494
76,823 FirstCash Holdings, Inc 8,679,462
211,999 Jefferies Financial Group, Inc 9,128,677
58,497 KKR & Co, Inc 5,444,316
42,261 LPL Financial Holdings, Inc 11,373,703
555,560 (b) Marqeta, Inc 3,083,358

Mid Cap Growth Fund April 30, 2024
38
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
119,997 Tradeweb Markets, Inc $ 12,204,895
TOTAL FINANCIAL SERVICES 80,066,982
FOOD, BEVERAGE & TOBACCO - 2 .6%
178,418 (b) Celsius Holdings, Inc 12,715,851
1,197,414 Davide Campari-Milano NV 12,008,626
70,000 Fevertree Drinks plc 991,018
TOTAL FOOD, BEVERAGE & TOBACCO 25,715,495
HEALTH CARE EQUIPMENT & SERVICES - 10 .3%
67,341 (b) Align Technology, Inc 19,015,752
257,178 (b) DexCom, Inc 32,761,905
58,756 (b) Inspire Medical Systems, Inc 14,198,975
36,864 (b) Molina Healthcare, Inc 12,611,174
118,994 (b) Veeva Systems, Inc 23,627,449
TOTAL HEALTH CARE EQUIPMENT & SERVICES 102,215,255
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
720,505 (b) Puig Brands SA 18,838,622
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,838,622
INSURANCE - 1 .0%
111,022 (b) Arch Capital Group Ltd 10,384,998
TOTAL INSURANCE 10,384,998
MATERIALS - 1 .2%
83,676 Westlake Chemical Corp 12,330,495
TOTAL MATERIALS 12,330,495
MEDIA & ENTERTAINMENT - 3 .2%
462,715 (b) Match Group, Inc 14,260,876
194,508 (b) Reddit, Inc 8,643,936
251,697 (b) ROBLOX Corp 8,950,345
TOTAL MEDIA & ENTERTAINMENT 31,855,157
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .0%
62,864 (b) BioMarin Pharmaceutical, Inc 5,076,897
1,052,950 (b) Elanco Animal Health, Inc 13,856,822
53,250 (b) Illumina, Inc 6,552,413
42,094 (b) Krystal Biotech, Inc 6,445,433
37,276 (b) Repligen Corp 6,120,719
70,153 (b) Sarepta Therapeutics, Inc 8,885,579
20,153 (b) United Therapeutics Corp 4,722,452
51,318 West Pharmaceutical Services, Inc 18,345,159
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 70,005,474
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .0%
96,041 Entegris, Inc 12,765,770
174,781 Marvell Technology, Inc 11,519,815
24,706 Monolithic Power Systems, Inc 16,536,467
33,747 NXP Semiconductors NV 8,645,644
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 49,467,696
SOFTWARE & SERVICES - 17 .6%
35,886 Bentley Systems, Inc 1,885,092
314,711 (b) Confluent, Inc 8,849,673
196,435 (b) Datadog, Inc 24,652,593
44,265 (b) EPAM Systems, Inc 10,413,784
176,599 (b) Five9, Inc 10,166,805
37,236 (b) HubSpot, Inc 22,522,939
198,208 (a),(b) Klaviyo, Inc 4,439,859
21,303 (b) MongoDB, Inc 7,779,430
189,971 (a),(b) Oddity Tech Ltd 6,181,656
107,939 (b) Okta, Inc 10,036,168
61,932 (b) Paylocity Holding Corp 9,609,369
122,509 (b) PTC, Inc 21,737,997
168,190 (a),(b) Rubrik, Inc 5,385,444

39
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
563,767 (b) SentinelOne, Inc $ 11,912,397
120,478 (b) Trade Desk, Inc 9,981,602
53,614 (b) Zscaler, Inc 9,272,005
TOTAL SOFTWARE & SERVICES 174,826,813
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .4%
308,545 (b) Flextronics International Ltd 8,839,814
74,183 (b) Western Digital Corp 5,254,382
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,094,196
TELECOMMUNICATION SERVICES - 0 .0%
153,712 (b),(d) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 1 .1%
666,489 (b) Grab Holdings Ltd 2,332,711
814,235 (b) Grab Holdings Ltd 2,849,823
29,679 Old Dominion Freight Line 5,392,971
TOTAL TRANSPORTATION 10,575,505
TOTAL COMMON STOCKS 1,005,955,163
(Cost $824,511,407)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
TRANSPORTATION - 0 .0%
169,870 Hertz Global Holdings, Inc 06/30/51 492,623
TOTAL TRANSPORTATION 492,623
TOTAL RIGHTS/WARRANTS 492,623
(Cost $2,029,947)
TOTAL LONG-TERM INVESTMENTS 1,006,447,786
(Cost $826,541,354)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .8%
$ 8,032,000 (e) Fixed Income Clearing Corporation 5 .310% 05/01/24 8,032,000
TOTAL REPURCHASE AGREEMENT 8,032,000
TOTAL SHORT-TERM INVESTMENTS 8,032,000
(Cost $8,032,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.6%
25,458,044 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430 (g) 25,458,044
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 25,458,044
(Cost $25,458,044)
TOTAL INVESTMENTS - 104.5% 1,039,937,830
(Cost $860,031,398)
OTHER ASSETS & LIABILITIES, NET - (4.5)% (44,561,246)
NET ASSETS - 100.0% $ 995,376,584

Mid Cap Growth Fund April 30, 2024
40
See Notes to Financial Statements
Portfolio of Investments
(continued)
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,584,284.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,783,077 or 0.7% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $8,033,185 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $8,192,676.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Mid Cap Value Fund April 30, 2024
41
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
BANKS - 2 .8%
331,170 East West Bancorp, Inc $ 24,668,853
636,785 Fifth Third Bancorp 23,217,181
TOTAL BANKS 47,886,034
CAPITAL GOODS - 24 .8%
183,881 Ametek, Inc 32,116,655
153,618 Crane Co 21,508,056
103,122 Curtiss-Wright Corp 26,133,177
202,560 Emerson Electric Co 21,831,917
418,871 Howmet Aerospace, Inc 27,959,639
75,386 Hubbell, Inc 27,932,021
194,314 ITT, Inc 25,132,573
104,841 L3Harris Technologies, Inc 22,441,216
383,220 nVent Electric plc 27,618,665
70,877 Parker-Hannifin Corp 38,621,586
130,407 Regal-Beloit Corp 21,043,778
104,133 Trane Technologies plc 33,045,566
48,881 United Rentals, Inc 32,652,019
153,580 WESCO International, Inc 23,459,345
233,620 Westinghouse Air Brake Technologies Corp 37,631,510
TOTAL CAPITAL GOODS 419,127,723
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .2%
268,973 Academy Sports & Outdoors, Inc 15,681,126
132,145 (a) Autonation, Inc 21,295,167
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 36,976,293
CONSUMER SERVICES - 7 .3%
105,298 Darden Restaurants, Inc 16,153,766
137,100 (a) Expedia Group, Inc 18,457,773
577,647 (a) MGM Resorts International 22,782,398
165,333 (a) Royal Caribbean Cruises Ltd 23,085,447
456,169 Travel & Leisure Co 19,861,598
313,949 Wyndham Hotels & Resorts, Inc 23,078,391
TOTAL CONSUMER SERVICES 123,419,373
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
168,314 (a) Performance Food Group Co 11,425,154
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 11,425,154
ENERGY - 5 .3%
606,524 Baker Hughes Co 19,784,813
181,182 Diamondback Energy, Inc 36,441,136
2,021,015 Permian Resources Corp 33,852,001
TOTAL ENERGY 90,077,950
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7 .1%
153,309 Crown Castle, Inc 14,377,318
122,537 Digital Realty Trust, Inc 17,005,685
133,862 EastGroup Properties, Inc 20,796,800
401,342 Rexford Industrial Realty, Inc 17,181,451
698,891 STAG Industrial, Inc 24,034,861
904,125 VICI Properties, Inc 25,812,769
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 119,208,884
FINANCIAL SERVICES - 7 .6%
31,365 Ameriprise Financial, Inc 12,915,793
496,234 Fidelity National Information Services, Inc 33,704,213
140,243 Intercontinental Exchange, Inc 18,057,689
545,506 Jefferies Financial Group, Inc 23,489,489
507,448 OneMain Holdings, Inc 26,443,115

Mid Cap Value Fund April 30, 2024
42
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
107,859 Raymond James Financial, Inc $ 13,158,798
TOTAL FINANCIAL SERVICES 127,769,097
FOOD, BEVERAGE & TOBACCO - 1 .2%
197,695 Bunge Global S.A. 20,117,443
TOTAL FOOD, BEVERAGE & TOBACCO 20,117,443
HEALTH CARE EQUIPMENT & SERVICES - 2 .8%
175,444 (a) Centene Corp 12,817,939
37,943 Cigna Group 13,547,169
68,636 Humana, Inc 20,734,249
TOTAL HEALTH CARE EQUIPMENT & SERVICES 47,099,357
INSURANCE - 10 .6%
168,164 Allstate Corp 28,597,970
428,693 American International Group, Inc 32,284,870
224,811 (a) Arch Capital Group Ltd 21,028,821
71,293 Everest Re Group Ltd 26,122,468
551,142 Fidelity National Financial, Inc 27,281,529
168,024 Metlife, Inc 11,943,146
215,534 Stewart Information Services Corp 13,365,263
361,858 Unum Group 18,346,201
TOTAL INSURANCE 178,970,268
MATERIALS - 4 .2%
352,660 DuPont de Nemours, Inc 25,567,850
97,631 Nucor Corp 16,453,752
201,249 Westlake Chemical Corp 29,656,053
TOTAL MATERIALS 71,677,655
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .2%
1,875,533 (a) Elanco Animal Health, Inc 24,682,014
938,822 (a) Exelixis, Inc 22,024,764
164,250 (a) Jazz Pharmaceuticals plc 18,190,687
98,396 (a) United Therapeutics Corp 23,057,135
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 87,954,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .8%
323,775 Marvell Technology, Inc 21,340,010
139,561 Microchip Technology, Inc 12,836,821
91,395 (a) Onto Innovation, Inc 16,952,859
327,379 (b) STMicroelectronics NV 12,951,113
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 64,080,803
SOFTWARE & SERVICES - 2 .9%
1,452,430 Gen Digital, Inc 29,251,940
38,577 Roper Industries, Inc 19,730,593
TOTAL SOFTWARE & SERVICES 48,982,533
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
1,820,090 Hewlett Packard Enterprise Co 30,941,530
1,009,754 HP, Inc 28,363,990
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 59,305,520
UTILITIES - 7 .8%
491,803 Alliant Energy Corp 24,491,789
285,581 American Electric Power Co, Inc 24,568,533
506,438 CMS Energy Corp 30,695,207
338,077 Dominion Energy, Inc 17,235,166
897,419 FirstEnergy Corp 34,407,045
TOTAL UTILITIES 131,397,740
TOTAL COMMON STOCKS 1,685,476,427
(Cost $1,401,958,678)
TOTAL LONG-TERM INVESTMENTS 1,685,476,427
(Cost $1,401,958,678)

43
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 2,856,000 (c) Fixed Income Clearing Corporation 5 .310% 05/01/24 $ 2,856,000
TOTAL REPURCHASE AGREEMENT 2,856,000
TOTAL SHORT-TERM INVESTMENTS 2,856,000
(Cost $2,856,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
9,851,216 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430 (e) 9,851,216
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 9,851,216
(Cost $9,851,216)
TOTAL INVESTMENTS - 100.5% 1,698,183,643
(Cost $1,414,665,894)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (8,866,214)
NET ASSETS - 100.0% $ 1,689,317,429
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,200,192.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $2,856,421 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 12/31/30, valued at $2,913,208.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Quant Small Cap Equity Fund April 30, 2024
Portfolio of Investments
44
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCKS - 98.1%
AUTOMOBILES & COMPONENTS - 1 .2%
160,360 (a) Gentherm, Inc $ 8,109,406
220,240 (a) Modine Manufacturing Co 20,400,831
75,470 (a) Visteon Corp 8,349,246
TOTAL AUTOMOBILES & COMPONENTS 36,859,483
BANKS - 8 .5%
251,130 Ameris Bancorp 11,923,652
224,690 (a) Axos Financial, Inc 11,371,561
61,320 (a) Bancorp, Inc 1,835,921
281,081 Bank of NT Butterfield & Son Ltd 9,556,754
521,440 Brookline Bancorp, Inc 4,327,952
161,440 Cadence Bank 4,467,045
256,590 Cathay General Bancorp 8,836,960
155,670 Central Pacific Financial Corp 3,104,060
208,533 ConnectOne Bancorp, Inc 3,734,826
289,830 (a) Customers Bancorp, Inc 13,236,536
605,160 CVB Financial Corp 9,888,314
169,660 Eagle Bancorp, Inc 3,137,013
99,050 Enterprise Financial Services Corp 3,764,890
165,390 First Busey Corp 3,694,813
122,980 First Financial Bancorp 2,719,088
93,310 First Financial Corp 3,397,417
196,310 First Merchants Corp 6,560,680
279,130 Hancock Whitney Corp 12,669,711
156,550 Heartland Financial USA, Inc 6,592,320
331,040 Heritage Commerce Corp 2,628,458
234,960 Horizon Bancorp, Inc 2,697,341
81,749 Independent Bank Corp 2,028,193
96,300 International Bancshares Corp 5,359,095
222,040 Lakeland Bancorp, Inc 2,706,668
139,520 (a),(b) Metropolitan Bank Holding Corp 5,538,944
171,250 National Bank Holdings Corp 5,605,012
302,250 OceanFirst Financial Corp 4,461,210
431,980 OFG Bancorp 15,598,798
419,550 Pacific Premier Bancorp, Inc 9,020,325
77,590 Preferred Bank 5,872,787
62,635 QCR Holdings, Inc 3,442,420
218,920 Renasant Corp 6,361,815
224,950 Towne Bank 5,819,456
159,720 UMB Financial Corp 12,723,295
391,213 United Bankshares, Inc 12,698,774
293,755 United Community Banks, Inc 7,411,439
321,160 Veritex Holdings, Inc 6,256,197
202,770 WesBanco, Inc 5,474,790
160,430 Westamerica Bancorporation 7,468,017
63,380 WSFS Financial Corp 2,708,227
TOTAL BANKS 256,700,774
CAPITAL GOODS - 13 .1%
113,500 Albany International Corp (Class A) 9,051,625
370,140 (a) API Group Corp 14,276,300
105,028 Apogee Enterprises, Inc 6,488,630
66,991 Applied Industrial Technologies, Inc 12,276,101
157,670 Arcosa, Inc 11,986,073
50,343 Atkore, Inc 8,825,128
60,190 Barnes Group, Inc 2,089,797
167,020 (a) Beacon Roofing Supply, Inc 16,456,481
259,700 (a) Blue Bird Corp 8,558,413

45
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
132,060 Columbus McKinnon Corp $ 5,450,116
117,200 Comfort Systems USA, Inc 36,262,852
210,190 (a) Construction Partners, Inc 10,854,212
54,979 CSW Industrials, Inc 13,064,110
483,030 (a) DNOW, Inc 6,815,553
258,940 Enerpac Tool Group Corp 9,226,032
58,130 ESCO Technologies, Inc 5,897,289
182,070 Federal Signal Corp 14,802,291
312,050 (a),(b) Fluence Energy, Inc 5,566,972
95,770 Franklin Electric Co, Inc 9,219,778
89,770 FTAI Aviation Ltd 6,302,752
136,770 (a) Gibraltar Industries, Inc 9,773,584
26,840 (a) GMS, Inc 2,483,237
136,230 H&E Equipment Services, Inc 6,578,547
581,520 (a) Janus International Group, Inc 8,379,703
16,059 Lindsay Corp 1,865,253
91,320 McGrath RentCorp 9,740,191
47,677 Moog, Inc (Class A) 7,583,980
678,710 Mueller Water Products, Inc (Class A) 10,750,766
337,960 (a) NEXTracker, Inc 14,461,308
194,840 (a) Parsons Corp 15,296,888
77,010 Powell Industries, Inc 11,012,430
126,315 Rush Enterprises, Inc (Class A) 5,547,755
75,075 Simpson Manufacturing Co, Inc 13,054,792
137,450 (a) SPX Technologies, Inc 16,742,785
97,050 (a) Sterling Construction Co, Inc 9,860,280
93,900 Tennant Co 10,937,472
98,870 (a) Titan Machinery, Inc 2,200,846
547,500 (a) Triumph Group, Inc 7,314,600
29,320 UFP Industries, Inc 3,304,364
74,780 Watts Water Technologies, Inc (Class A) 14,840,839
TOTAL CAPITAL GOODS 395,200,125
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
119,360 ABM Industries, Inc 5,216,032
261,650 (a) Alight, Inc 2,360,083
105,430 (a) CBIZ, Inc 7,504,507
193,320 CSG Systems International, Inc 9,132,437
468,720 (a) ExlService Holdings, Inc 13,592,880
59,940 (a) Franklin Covey Co 2,334,064
518,660 (a) Healthcare Services Group 5,508,169
108,380 Heidrick & Struggles International, Inc 3,195,042
99,300 (a) Huron Consulting Group, Inc 9,258,732
34,083 ICF International, Inc 4,917,836
421,060 (a) Legalzoom.com, Inc 5,031,667
169,050 (a) Montrose Environmental Group, Inc 7,340,151
106,610 TriNet Group, Inc 10,700,446
22,090 Unifirst Corp 3,537,272
737,170 (a) Upwork, Inc 8,624,889
105,820 (a) Verra Mobility Corp 2,495,236
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 100,749,443
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .5%
238,670 (a) Abercrombie & Fitch Co (Class A) 29,003,178
333,200 American Eagle Outfitters, Inc 8,083,432
197,610 Build-A-Bear Workshop, Inc 5,959,917
652,240 (a) CarParts.com, Inc 802,255
338,380 (a) National Vision Holdings, Inc 5,894,580
270,620 Upbound Group, Inc 8,391,926
287,560 (a) Urban Outfitters, Inc 11,203,338
630,090 (a) Warby Parker, Inc 7,397,257
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 76,735,883

Quant Small Cap Equity Fund April 30, 2024
46
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 2 .3%
75,430 Acushnet Holdings Corp $ 4,599,721
95,730 (a) Dream Finders Homes, Inc 3,398,415
71,520 Installed Building Products, Inc 16,859,410
175,400 (a) Lovesac Co 3,890,372
96,750 (a) M/I Homes, Inc 11,244,285
294,760 (a) Taylor Morrison Home Corp 16,509,508
306,257 (a) Tri Pointe Homes, Inc 11,285,570
TOTAL CONSUMER DURABLES & APPAREL 67,787,281
CONSUMER SERVICES - 3 .7%
11,940 (a) Biglari Holdings, Inc (B Shares) 2,353,493
79,820 (a) Brinker International, Inc 4,278,352
63,800 Carriage Services, Inc 1,632,004
549,950 (a) Coursera, Inc 5,620,489
80,480 (a) Duolingo, Inc 18,168,360
266,920 (a) Frontdoor, Inc 8,191,775
353,619 International Game Technology plc 6,980,439
696,290 Laureate Education, Inc 10,096,205
448,150 (a) OneSpaWorld Holdings Ltd 5,700,468
200,220 Perdoceo Education Corp 3,664,026
350,520 (a) Portillo's, Inc 4,297,375
83,385 Strategic Education, Inc 9,575,933
108,240 (a) Stride, Inc 7,225,020
663,050 (a) Sweetgreen, Inc 14,898,734
51,420 Texas Roadhouse, Inc (Class A) 8,267,308
TOTAL CONSUMER SERVICES 110,949,981
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
68,188 Andersons, Inc 3,746,249
272,740 (a) Chefs' Warehouse, Inc 9,022,239
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,768,488
ENERGY - 7 .7%
420,980 Ardmore Shipping Corp 7,051,415
287,950 California Resources Corp 15,221,037
81,938 Chord Energy Corp 14,501,387
618,180 Crescent Energy Co 6,577,435
43,990 CVR Energy, Inc 1,336,416
335,870 Delek US Holdings, Inc 9,179,327
640,890 DHT Holdings, Inc 7,318,964
513,500 (a) Diamond Offshore Drilling, Inc 6,285,240
357,920 (a) Expro Group Holdings NV 6,714,579
421,540 Golar LNG Ltd 10,336,161
798,468 (a) Helix Energy Solutions Group, Inc 8,575,546
302,340 Liberty Energy, Inc 6,651,480
310,590 (b) Magnolia Oil & Gas Corp 7,786,491
485,770 Murphy Oil Corp 21,684,773
333,640 (a) Oceaneering International, Inc 7,643,693
427,659 (a) Par Pacific Holdings, Inc 13,171,897
846,800 (a) ProPetro Holding Corp 7,384,096
185,940 Scorpio Tankers, Inc 13,082,739
216,100 (a) Seadrill Ltd 10,491,655
606,390 Select Water Solutions, Inc 5,603,044
341,180 SM Energy Co 16,543,818
151,280 Teekay Tankers Ltd 8,815,086
249,960 Vitesse Energy, Inc 5,546,612
134,300 (a) Weatherford International plc 16,602,166
TOTAL ENERGY 234,105,057
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .7%
317,270 American Assets Trust, Inc 6,773,714
793,000 Apple Hospitality REIT, Inc 11,704,680
642,920 Broadstone Net Lease, Inc 9,360,915
830,490 Empire State Realty Trust, Inc 7,557,459
546,160 Essential Properties Realty Trust, Inc 14,385,854

47
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
1,049,060 Hudson Pacific Properties, Inc $ 6,084,548
192,850 Independence Realty Trust, Inc 3,041,245
257,890 InvenTrust Properties Corp 6,534,933
545,110 JBG SMITH Properties 8,182,101
445,650 Kite Realty Group Trust 9,715,170
263,550 Macerich Co 3,626,448
566,500 Paramount Group, Inc 2,628,560
363,760 (c) Phillips Edison & Co, Inc 11,894,952
876,470 Piedmont Office Realty Trust, Inc 6,038,878
830,040 RLJ Lodging Trust 9,130,440
163,210 Ryman Hospitality Properties, Inc 17,215,391
907,210 Summit Hotel Properties, Inc 5,452,332
949,330 Sunstone Hotel Investors, Inc 9,683,166
499,740 Tanger Factory Outlet Centers, Inc 14,167,629
173,250 Terreno Realty Corp 9,416,138
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 172,594,553
FINANCIAL SERVICES - 5 .6%
204,600 (b) A-Mark Precious Metals, Inc 8,198,322
224,090 ARMOUR Residential REIT, Inc 4,071,715
265,330 Artisan Partners Asset Management, Inc 10,859,957
1,955,420 BGC Group, Inc 15,310,939
178,910 Enact Holdings, Inc 5,318,994
69,601 (a) Enova International, Inc 4,212,949
291,090 Essent Group Ltd 15,419,037
440,040 (a) Flywire Corp 9,020,820
481,450 (a) Green Dot Corp 4,212,687
396,220
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 9,909,462
145,090 Jackson Financial, Inc 9,912,549
165,870 (a) LendingTree, Inc 8,006,545
656,240 MFA Financial, Inc 6,949,582
396,215 (a) NMI Holdings, Inc 12,227,195
1,713,830 (a) Payoneer Global, Inc 8,466,320
422,530 Radian Group, Inc 12,620,971
700,090 (a) Repay Holdings Corp 7,119,915
193,400 Victory Capital Holdings, Inc 9,836,324
41,100 Virtus Investment Partners, Inc 9,014,052
TOTAL FINANCIAL SERVICES 170,688,335
FOOD, BEVERAGE & TOBACCO - 1 .5%
72,802 Calavo Growers, Inc 1,962,014
160,630 Cal-Maine Foods, Inc 8,887,658
13,180 Coca-Cola Consolidated Inc 10,886,680
15,060 Lancaster Colony Corp 2,873,598
143,840 (a) National Beverage Corp 6,400,880
544,490 Primo Water Corp 10,274,526
154,951 (a) Vital Farms, Inc 4,146,489
TOTAL FOOD, BEVERAGE & TOBACCO 45,431,845
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
102,776 (a) Accolade, Inc 784,181
75,940 (a) Addus HomeCare Corp 7,301,631
556,080 (a) Alphatec Holdings, Inc 7,017,729
359,550 (a) Angiodynamics, Inc 2,081,794
251,380 (a) AtriCure, Inc 6,063,286
1,289,770 (a) Brookdale Senior Living, Inc 8,757,538
414,000 (a) Guardant Health, Inc 7,452,000
429,260 (a) Health Catalyst, Inc 2,669,997
130,674 HealthStream, Inc 3,367,469
1,101,470 (a) Hims & Hers Health, Inc 13,801,419
171,970 (a) Inari Medical, Inc 6,421,360
135,010 (a) Inmode Ltd 2,320,822
117,670 (a) Integer Holdings Corp 13,135,502

Quant Small Cap Equity Fund April 30, 2024
48
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
214,747 (a) Lantheus Holdings, Inc $ 14,289,265
205,230 (a) LivaNova plc 11,441,572
483,220 (a) Option Care Health, Inc 14,443,446
221,940 (a) Owens & Minor, Inc 5,490,796
96,530 (a) Progyny, Inc 3,094,752
228,120 (a) RxSight, Inc 11,891,896
400,010 Select Medical Holdings Corp 11,348,284
TOTAL HEALTH CARE EQUIPMENT & SERVICES 153,174,739
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
401,350 (a) BellRing Brands, Inc 22,142,479
186,790 (a) elf Beauty, Inc 30,358,979
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 52,501,458
INSURANCE - 1 .3%
298,900 (a) BRP Group, Inc 7,962,696
129,200 Employers Holdings, Inc 5,502,628
139,290 F&G Annuities & Life, Inc 5,267,948
267,927 Fidelis Insurance Holdings Ltd 4,978,084
45,720 (a) Palomar Holdings, Inc 3,596,792
114,950 Selective Insurance Group, Inc 11,684,667
TOTAL INSURANCE 38,992,815
MATERIALS - 4 .7%
311,623 (a) Allegheny Technologies, Inc 18,603,893
328,150 (a) Aspen Aerogels, Inc 5,138,829
163,870 Cabot Corp 14,949,860
90,210 Carpenter Technology Corp 7,730,997
778,470 (a) Coeur Mining, Inc 3,518,685
197,920 Commercial Metals Co 10,636,221
380,380 (a) Constellium SE 7,489,682
88,110 Innospec, Inc 10,573,200
177,120 (a) Knife River Corp 13,849,013
80,510 Materion Corp 9,253,819
153,700 Minerals Technologies, Inc 11,203,193
96,664 Olympic Steel, Inc 6,144,931
469,310 (a) Rayonier Advanced Materials, Inc 1,750,526
232,500 Ryerson Holding Corp 6,637,875
18,441 Sensient Technologies Corp 1,350,250
349,490 (a) Summit Materials, Inc 13,595,161
TOTAL MATERIALS 142,426,135
MEDIA & ENTERTAINMENT - 2 .2%
109,690 (a) Atlanta Braves Holdings, Inc 4,105,697
488,970 (a),(b) Cardlytics, Inc 5,989,882
164,820 (a) Cars.com, Inc 2,754,142
293,011 (a),(b) IMAX Corp 4,691,106
479,730 (a) Integral Ad Science Holding Corp 4,600,611
130,370 John Wiley & Sons, Inc (Class A) 4,898,001
759,500 (a) Lions Gate Entertainment Corp (Class B) 7,162,085
196,210 (a) Madison Square Garden Entertainment Corp 7,681,621
430,764 (a) Magnite, Inc 3,803,646
313,090 (a) PubMatic, Inc 7,025,740
900,930 (a) Vimeo, Inc 3,234,339
259,170 (a) Yelp, Inc 10,429,001
TOTAL MEDIA & ENTERTAINMENT 66,375,871
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .5%
1,783,160 (a) ADMA Biologics, Inc 11,626,203
457,090 (a) Alkermes plc 11,216,989
213,930 (a) Alpine Immune Sciences, Inc 13,817,739
760,430 (a) Amicus Therapeutics, Inc 7,596,696
92,140 (a) Amphastar Pharmaceuticals, Inc 3,800,775
126,060 (a) ANI Pharmaceuticals, Inc 8,319,960
389,450 (a) Annexon, Inc 1,771,997

49
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,503,480 (a) Ardelyx, Inc $ 9,622,272
66,780 (a) Arvinas, Inc 2,121,601
847,450 (a) Aurinia Pharmaceuticals, Inc 4,313,520
384,510 (a) Avidity Biosciences, Inc 9,278,226
1,242,950 (a) BioCryst Pharmaceuticals, Inc 5,133,383
89,380 (a) Blueprint Medicines Corp 8,163,969
450,900 (a),(b) Catalyst Pharmaceuticals, Inc 6,786,045
226,810 (a) Celldex Therapeutics, Inc 8,487,230
673,941 (a) Codexis, Inc 1,961,168
790,040 (a) Cogent Biosciences, Inc 5,135,260
422,490 (a) Deciphera Pharmaceuticals, Inc 10,676,322
208,550 (a) Dynavax Technologies Corp 2,371,213
779,570 (a) Editas Medicine, Inc 4,061,560
469,310 (a) Evolus, Inc 5,523,779
342,870 (a) Halozyme Therapeutics, Inc 13,063,347
197,183 (a) Harmony Biosciences Holdings, Inc 6,094,927
336,880 (a) Insmed, Inc 8,327,674
193,392 (a) Intra-Cellular Therapies, Inc 13,887,480
274,680 (a) Iovance Biotherapeutics, Inc 3,235,730
641,990 (a) Ironwood Pharmaceuticals, Inc 4,975,423
336,740 (a) Kiniksa Pharmaceuticals Ltd 6,303,773
255,980 (a) MacroGenics, Inc 3,783,384
726,070 (a) MannKind Corp 2,984,148
234,970 (a) Mirum Pharmaceuticals, Inc 5,900,097
466,560 (a) Myriad Genetics, Inc 9,130,579
406,080 (a) Nurix Therapeutics, Inc 4,881,082
428,360 (a) Ocular Therapeutix, Inc 2,030,426
140,804 Phibro Animal Health Corp 2,351,427
161,770 (a) Protagonist Therapeutics, Inc 4,062,045
282,900 (a) Quanterix Corp 4,560,348
1,942,260 (a) Rigel Pharmaceuticals, Inc 2,039,373
131,580 (a) SpringWorks Therapeutics, Inc 6,143,470
95,370 (a) Supernus Pharmaceuticals, Inc 2,870,637
215,680 (a) Syndax Pharmaceuticals, Inc 4,557,318
552,340 (a) TG Therapeutics, Inc 7,544,964
554,400 (a) Travere Therapeutics, Inc 3,065,832
252,990 (a) Veracyte, Inc 4,951,014
235,850 (a) Vericel Corp 10,818,440
6,520 (a) Vertex Pharmaceuticals, Inc 2,561,121
477,670 (a) Verve Therapeutics, Inc 2,870,797
222,605 (a) Viridian Therapeutics, Inc 2,951,742
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 287,732,505
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .7%
325,760 (a) ACM Research, Inc 8,313,395
88,980 (a) Ambarella, Inc 4,090,411
86,130 (a) Axcelis Technologies, Inc 8,916,178
517,910 (a) Credo Technology Group Holding Ltd 9,255,052
351,580 (a) MaxLinear, Inc 7,309,348
136,600 (a) PDF Solutions, Inc 4,108,928
434,440 (a) Photronics, Inc 11,908,000
289,450 (a) Rambus, Inc 15,867,649
96,288 (a) SMART Global Holdings, Inc 1,759,182
275,360 (a) Veeco Instruments, Inc 9,731,222
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 81,259,365
SOFTWARE & SERVICES - 6 .4%
64,920 (a) Agilysys, Inc 5,391,606
44,720 (a) Alarm.com Holdings, Inc 2,973,880
222,560 (a) Alkami Technology, Inc 5,357,019
320,780 (a),(b) Asana, Inc 4,769,999
119,740 (a) Blackbaud, Inc 9,330,141
726,810 (a) Cipher Mining, Inc 2,703,733
133,480 (a) Cleanspark, Inc 2,186,402

Quant Small Cap Equity Fund April 30, 2024
50
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
407,020 Clear Secure, Inc $ 7,110,639
158,230 (a) Commvault Systems, Inc 16,213,828
279,350 (a) Fastly, Inc 3,533,777
615,490 (a) Freshworks, Inc 10,986,497
172,620 (a) Intapp, Inc 5,337,410
301,970 (a) LiveRamp Holdings, Inc 9,696,257
229,740 (a) Model N, Inc 6,811,791
852,890 (a) Olo, Inc 4,093,872
119,220 (a) PROS Holdings, Inc 3,904,455
194,820 (a) Q2 Holdings, Inc 10,011,800
60,240 (a) Qualys, Inc 9,873,938
207,454 (a) Rapid7, Inc 9,293,939
62,910 (a) Sprout Social, Inc 3,173,810
33,356 (a) SPS Commerce, Inc 5,799,608
268,810 (a) Squarespace, Inc 9,370,717
263,180 (a) Tenable Holdings, Inc 11,835,205
326,200 (a) Varonis Systems, Inc 14,271,250
248,130 (a) Verint Systems, Inc 7,513,376
60,930 (a) Workiva, Inc 4,801,284
537,140 (a) Zeta Global Holdings Corp 6,639,050
TOTAL SOFTWARE & SERVICES 192,985,283
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .7%
948,670 (a) CommScope Holding Co, Inc 848,111
358,150 (a) Extreme Networks, Inc 4,011,280
56,650 (a) Fabrinet 9,804,415
1,601,190 (a),(b) Infinera Corp 7,717,736
47,443 (a) OSI Systems, Inc 6,235,908
362,161 (a) Sanmina Corp 21,972,308
97,840 (a) Super Micro Computer, Inc 84,024,992
43,559 (a) Vishay Precision Group, Inc 1,437,447
506,270 Xerox Holdings Corp 6,728,328
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 142,780,525
TELECOMMUNICATION SERVICES - 0 .7%
298,340 (a) Bandwidth, Inc 5,429,788
1,859,290 (a),(b) Globalstar, Inc 2,398,484
157,720 Iridium Communications, Inc 4,856,199
574,800 Telephone and Data Systems, Inc 8,995,620
TOTAL TELECOMMUNICATION SERVICES 21,680,091
TRANSPORTATION - 1 .8%
89,442 ArcBest Corp 9,920,012
448,550 Costamare, Inc 5,373,629
123,496 Forward Air Corp 2,719,382
261,218 Hub Group, Inc (Class A) 10,506,188
13,090 (a) Saia, Inc 5,194,505
241,280 (a) Skywest, Inc 17,620,679
267,240 (a) Sun Country Airlines Holdings, Inc 3,556,964
TOTAL TRANSPORTATION 54,891,359
UTILITIES - 1 .8%
192,420 Allete, Inc 11,395,112
230,938 Black Hills Corp 12,678,496
416,829 Brookfield Infrastructure Corp 12,700,780
193,450 ONE Gas, Inc 12,481,394
75,830 Unitil Corp 3,862,780
TOTAL UTILITIES 53,118,562
TOTAL COMMON STOCKS 2,968,489,956
(Cost $2,449,891,485)
TOTAL LONG-TERM INVESTMENTS 2,968,489,956
(Cost $2,449,891,485)

51
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.9%
REPURCHASE AGREEMENT - 0 .8%
$ 24,925,000 (d) Fixed Income Clearing Corporation 5 .310% 05/01/24 $ 24,925,000
TOTAL REPURCHASE AGREEMENT 24,925,000
TREASURY DEBT - 1 .1%
12,500,000 United States Treasury Bill 0 .000 05/09/24 12,485,329
5,000,000 United States Treasury Bill 0 .000 05/30/24 4,978,753
5,000,000 United States Treasury Bill 0 .000 06/06/24 4,973,588
10,000,000 United States Treasury Bill 0 .000 06/11/24 9,940,038
TOTAL TREASURY DEBT 32,377,708
TOTAL SHORT-TERM INVESTMENTS 57,302,708
(Cost $57,302,549)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
16,633,420 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430 (f) 16,633,420
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 16,633,420
(Cost $16,633,420)
TOTAL INVESTMENTS - 100.5% 3,042,426,084
(Cost $2,523,827,454)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (15,313,145)
NET ASSETS - 100.0% $ 3,027,112,939
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,577,182.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $24,928,676 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $25,423,596.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 510 06/21/24  $ 52,851,490 $ 50,632,800 $ (2,218,690)

Quant Small/Mid Cap Equity Fund April 30, 2024
Portfolio of Investments
52
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0 .6%
99,821 (a) Adient plc $ 2,981,653
72,050 (a) Stoneridge, Inc 1,079,309
31,374 (a) Visteon Corp 3,470,906
TOTAL AUTOMOBILES & COMPONENTS 7,531,868
BANKS - 6 .0%
79,886 Ameris Bancorp 3,792,987
96,103 (a) Axos Financial, Inc 4,863,773
5,629 Bancfirst Corp 501,938
111,114 Bank of NT Butterfield & Son Ltd 3,777,876
112,182 Bank OZK 5,008,926
125,445 BankUnited, Inc 3,353,145
72,211 Berkshire Hills Bancorp, Inc 1,539,538
300,548 Capitol Federal Financial, Inc 1,433,614
52,099 Cathay General Bancorp 1,794,290
85,086 Central Pacific Financial Corp 1,696,615
41,408 (a) Customers Bancorp, Inc 1,891,103
138,370 CVB Financial Corp 2,260,966
90,965 East West Bancorp, Inc 6,775,983
19,297 Enterprise Financial Services Corp 733,479
72,680 First Commonwealth Financial Corp 958,649
136,571 First Financial Bankshares, Inc 4,037,039
167,815 First Hawaiian, Inc 3,539,218
153,300 First Horizon National Corp 2,287,236
96,000 Hancock Whitney Corp 4,357,440
70,425 International Bancshares Corp 3,919,151
87,323 National Bank Holdings Corp 2,858,082
103,372 OFG Bancorp 3,732,763
134,096 Pacific Premier Bancorp, Inc 2,883,064
74,744 Prosperity Bancshares, Inc 4,631,886
80,893 Renasant Corp 2,350,751
23,141 Westamerica Bancorporation 1,077,213
TOTAL BANKS 76,056,725
CAPITAL GOODS - 19 .2%
75,090 A.O. Smith Corp 6,220,456
6,642 (a) Aerovironment, Inc 1,061,325
28,012 Albany International Corp (Class A) 2,233,957
91,300 Allison Transmission Holdings, Inc 6,715,115
78,192 (a) API Group Corp 3,015,865
28,568 Applied Industrial Technologies, Inc 5,235,086
6,007 Armstrong World Industries, Inc 690,084
33,053 Atkore, Inc 5,794,191
106,071 (a) AZEK Co, Inc 4,841,080
52,267 (a) Beacon Roofing Supply, Inc 5,149,868
91,600 (a) Blue Bird Corp 3,018,678
38,927 Boise Cascade Co 5,148,874
43,043 (a) Builders FirstSource, Inc 7,869,121
33,134 Comfort Systems USA, Inc 10,251,991
63,842 (a) Construction Partners, Inc 3,296,801
109,814 (a) Core & Main, Inc 6,201,197
42,966 Crane Co 6,015,670
25,081 Curtiss-Wright Corp 6,356,027
263,002 (a) DNOW, Inc 3,710,958
24,228 Donaldson Co, Inc 1,749,262
23,973 EMCOR Group, Inc 8,562,436
92,099 Enerpac Tool Group Corp 3,281,487
40,947 EnerSys 3,703,656

53
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
5,443 EnPro Industries, Inc $ 817,158
55,957 Esab Corp 5,924,727
36,100 ESCO Technologies, Inc 3,662,345
56,961 Federal Signal Corp 4,630,929
115,524 Flowserve Corp 5,448,112
117,087 (a) Fluor Corp 4,722,119
38,173 (a) Gibraltar Industries, Inc 2,727,843
75,560 Griffon Corp 4,950,691
53,299 Howmet Aerospace, Inc 3,557,708
15,052 Hubbell, Inc 5,577,067
62,731 ITT, Inc 8,113,628
289,159 (a) Janus International Group, Inc 4,166,781
8,093 Lennox International, Inc 3,750,458
246,025 (a) MRC Global, Inc 2,762,861
257,100 Mueller Water Products, Inc (Class A) 4,072,464
88,392 nVent Electric plc 6,370,412
47,405 Oshkosh Corp 5,322,159
22,335 (a) Parsons Corp 1,753,521
11,123 Pentair plc 879,718
97,400 Primoris Services Corp 4,538,840
69,800 REV Group, Inc 1,525,828
61,662 Rush Enterprises, Inc (Class A) 2,708,195
47,173 (a) SPX Technologies, Inc 5,746,143
32,800 Tennant Co 3,820,544
43,276 Textron, Inc 3,660,717
43,633 (a) Titan Machinery, Inc 971,271
175,520 (a) Triumph Group, Inc 2,344,947
23,323 (a) V2X, Inc 1,133,031
197,186 Vertiv Holdings Co 18,338,298
79,635 Wabash National Corp 1,840,365
8,628 WESCO International, Inc 1,317,927
40,123 Woodward Inc 6,514,370
TOTAL CAPITAL GOODS 243,794,362
COMMERCIAL & PROFESSIONAL SERVICES - 3 .8%
241,464 (a) ACV Auctions, Inc 4,213,547
60,910 Booz Allen Hamilton Holding Corp 8,994,580
17,270 Brink's Co 1,510,434
26,921 (a) ExlService Holdings, Inc 780,709
35,489 Insperity, Inc 3,652,883
85,800 KBR, Inc 5,571,852
51,228 Kforce, Inc 3,163,841
27,575 MSA Safety, Inc 4,974,530
25,537 Tetra Tech, Inc 4,972,564
31,500 TriNet Group, Inc 3,161,655
274,163 (a) Upwork, Inc 3,207,707
209,395 Vestis Corp 3,857,056
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 48,061,358
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .2%
19,540 (a) Asbury Automotive Group, Inc 4,108,090
139,480 Bath & Body Works, Inc 6,335,182
335,887 (a) CarParts.com, Inc 413,141
6,100 Dillard's, Inc (Class A) 2,671,739
74,900 Gap, Inc 1,536,948
15,577 Murphy USA, Inc 6,446,074
212,000 Nordstrom, Inc 4,030,120
58,033 Sonic Automotive, Inc (Class A) 3,356,629
713,507 (a) Stitch Fix, Inc 1,512,635
108,503 (a) Urban Outfitters, Inc 4,227,277
49,637 (a) Valvoline, Inc 2,110,565
154,267 (a) Warby Parker, Inc 1,811,094

Quant Small/Mid Cap Equity Fund April 30, 2024
54
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
54,374 (a) Wayfair, Inc $ 2,726,856
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 41,286,350
CONSUMER DURABLES & APPAREL - 3 .4%
35,500 Carter's, Inc 2,428,555
28,381 Installed Building Products, Inc 6,690,253
67,516 Kontoor Brands, Inc 4,190,043
94,717 Leggett & Platt, Inc 1,711,536
18,900 Ralph Lauren Corp 3,092,796
204,828 (a) Sonos, Inc 3,461,593
91,703 Steven Madden Ltd 3,705,719
24,679 (a) TopBuild Corp 9,986,851
117,800 (a) Tri Pointe Homes, Inc 4,340,930
132,603 (a) Under Armour, Inc (Class A) 892,418
29,900 Whirlpool Corp 2,836,314
TOTAL CONSUMER DURABLES & APPAREL 43,337,008
CONSUMER SERVICES - 4 .5%
155,000 Aramark 4,884,050
85,656 (a) Brinker International, Inc 4,591,162
32,300 Choice Hotels International, Inc 3,819,798
187,474 (a) Denny's Corp 1,503,541
25,545 (a) Duolingo, Inc 5,766,784
181,160 (a) Everi Holdings, Inc 1,480,077
122,445 (a) Frontdoor, Inc 3,757,837
128,763 H&R Block, Inc 6,081,476
152,891 International Game Technology plc 3,018,068
220,541 Laureate Education, Inc 3,197,845
41,931 Strategic Education, Inc 4,815,356
45,025 Texas Roadhouse, Inc (Class A) 7,239,120
173,711 Wendy's Co 3,472,483
1,800 Wingstop, Inc 692,622
30,616 Wyndham Hotels & Resorts, Inc 2,250,582
7,872 Wynn Resorts Ltd 721,469
TOTAL CONSUMER SERVICES 57,292,270
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
60,027 Albertsons Cos, Inc 1,224,551
50,548 Andersons, Inc 2,777,107
36,599 (a) Chefs' Warehouse, Inc 1,210,695
103,000 (a) Grocery Outlet Holding Corp 2,674,910
88,091 (a) Performance Food Group Co 5,979,617
98,250 (a) United Natural Foods, Inc 877,373
109,986 (a) US Foods Holding Corp 5,526,796
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,271,049
ENERGY - 5 .6%
226,752 Archrock, Inc 4,351,371
70,866 California Resources Corp 3,745,977
84,600 ChampionX Corp 2,840,022
37,767 Chesapeake Energy Corp 3,394,498
246,400 Crescent Energy Co 2,621,696
121,103 Delek US Holdings, Inc 3,309,745
192,880 (a) Diamond Offshore Drilling, Inc 2,360,851
26,516 (a) Gulfport Energy Operating Corp 4,208,354
87,501 (a) Helix Energy Solutions Group, Inc 939,761
93,800 HF Sinclair Corp 5,088,650
119,931 Murphy Oil Corp 5,353,720
142,865 Ovintiv, Inc 7,331,832
100,877 (a) Par Pacific Holdings, Inc 3,107,012
52,354 PBF Energy, Inc 2,788,897
83,094 (a) Seadrill Ltd 4,034,214
503,711 (a) Southwestern Energy Co 3,772,795
185,100 TechnipFMC plc 4,742,262
103,521 Vitesse Energy, Inc 2,297,131

55
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
7,839 (a) Weatherford International plc $ 969,057
144,159 World Fuel Services Corp 3,387,736
TOTAL ENERGY 70,645,581
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .0%
115,595 Acadia Realty Trust 1,997,482
84,405 Agree Realty Corp 4,829,654
93,489 Alexander & Baldwin, Inc 1,539,764
131,574 American Assets Trust, Inc 2,809,105
193,984 American Homes 4 Rent 6,944,627
128,182 Americold Realty Trust, Inc 2,816,159
137,385 Apartment Income REIT Corp 5,272,836
131,265 Brixmor Property Group, Inc 2,900,956
173,588 CareTrust REIT, Inc 4,291,095
152,100 Corporate Office Properties Trust 3,645,837
159,177 Easterly Government Properties, Inc 1,860,779
3,949 EastGroup Properties, Inc 613,517
51,253 EPR Properties 2,080,359
20,400 Equity Lifestyle Properties, Inc 1,229,916
73,428 Essential Properties Realty Trust, Inc 1,934,093
33,598 Federal Realty Investment Trust 3,499,904
101,286 First Industrial Realty Trust, Inc 4,600,410
213,661 Kite Realty Group Trust 4,657,810
139,522 Lexington Realty Trust 1,165,009
132,271 Mack-Cali Realty Corp 1,906,025
187,299 Piedmont Office Realty Trust, Inc 1,290,490
70,546 Regency Centers Corp 4,177,734
46,643 Ryman Hospitality Properties, Inc 4,919,904
264,184 Sabra Health Care REIT, Inc 3,677,441
200,145 Service Properties Trust 1,226,889
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 75,887,795
FINANCIAL SERVICES - 7 .6%
29,685 Ally Financial, Inc 1,138,420
138,954 BGC Group, Inc 1,088,010
136,129 Brightsphere Investment Group, Inc 3,027,509
135,542 (a) Cannae Holdings, Inc 2,636,292
24,505 Cboe Global Markets, Inc 4,439,081
72,772 Corebridge Financial, Inc 1,932,824
40,494 Essent Group Ltd 2,144,967
143,430 (a) Flywire Corp 2,940,315
29,242 Hamilton Lane, Inc 3,266,916
9,391 Intercontinental Exchange, Inc 1,209,185
19,157 Jack Henry & Associates, Inc 3,116,652
103,173 Jackson Financial, Inc 7,048,779
68,700 Janus Henderson Group plc 2,144,814
127,249 Jefferies Financial Group, Inc 5,479,342
96,879 Lazard, Inc 3,729,842
116,202 (a) NMI Holdings, Inc 3,585,994
106,145 OneMain Holdings, Inc 5,531,216
296,829 (a) Pagseguro Digital Ltd 3,695,521
476,896 (a) Payoneer Global, Inc 2,355,866
364,230 (a) Robinhood Markets, Inc 6,006,153
104,383 StepStone Group, Inc 3,765,095
46,112 (a) StoneX Group, Inc 3,347,731
62,777 (a) Toast, Inc 1,483,421
45,000 (b) Vanguard Russell 2000 ETF 3,562,200
16,000 Vanguard Small-Cap ETF 3,420,640
87,204 Victory Capital Holdings, Inc 4,435,195
187,059 Virtu Financial, Inc 4,059,180
228,262 Western Union Co 3,067,841
119,699 XP, Inc 2,450,239
TOTAL FINANCIAL SERVICES 96,109,240

Quant Small/Mid Cap Equity Fund April 30, 2024
56
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 1 .2%
51,658 (a) Darling International, Inc $ 2,188,750
46,421 Ingredion, Inc 5,319,382
86,117 (a) Pilgrim's Pride Corp 3,101,934
266,680 Primo Water Corp 5,032,252
TOTAL FOOD, BEVERAGE & TOBACCO 15,642,318
HEALTH CARE EQUIPMENT & SERVICES - 3 .7%
160,048 (a) Accolade, Inc 1,221,166
139 (a) agilon health, Inc 764
99,929 (a) Alphatec Holdings, Inc 1,261,104
75,611 (a) AtriCure, Inc 1,823,737
58,756 (a) Axonics, Inc 3,911,387
393,000 (a) Brookdale Senior Living, Inc 2,668,470
44,039 (a) Guardant Health, Inc 792,702
422,135 (a) Hims & Hers Health, Inc 5,289,352
10,323 (a) Inari Medical, Inc 385,461
35,500 (a) iRhythm Technologies, Inc 3,890,090
77,932 (a) LivaNova plc 4,344,709
141,459 (a) Option Care Health, Inc 4,228,209
65,683 (a) Owens & Minor, Inc 1,624,997
122,044 (a) Phreesia, Inc 2,531,193
73,264 (a) Privia Health Group, Inc 1,348,058
81,218 (a) RxSight, Inc 4,233,894
67,891 Select Medical Holdings Corp 1,926,068
135,172 (a) Teladoc Health, Inc 1,723,443
31,700 (a) Tenet Healthcare Corp 3,559,593
TOTAL HEALTH CARE EQUIPMENT & SERVICES 46,764,397
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
125,235 (a) BellRing Brands, Inc 6,909,215
9,578 (a) elf Beauty, Inc 1,556,712
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,465,927
INSURANCE - 3 .8%
45,309 American Financial Group, Inc 5,788,225
50,409 Assured Guaranty Ltd 3,866,370
71,529 Axis Capital Holdings Ltd 4,386,874
15,968 Brown & Brown, Inc 1,302,031
27,366 Globe Life, Inc 2,084,468
17,654 Hanover Insurance Group, Inc 2,291,842
157,713 Lincoln National Corp 4,300,833
164,700 Old Republic International Corp 4,917,942
473,625 (a) Oscar Health, Inc 8,226,866
26,629 Reinsurance Group of America, Inc (Class A) 4,979,357
20,300 Ryan Specialty Holdings, Inc 1,001,602
50,543 Selective Insurance Group, Inc 5,137,696
TOTAL INSURANCE 48,284,106
MATERIALS - 3 .2%
79,312 Berry Global Group, Inc 4,492,232
71,778 Carpenter Technology Corp 6,151,374
255,059 (a) Constellium SE 5,022,112
23,867 Innospec, Inc 2,864,040
52,766 Minerals Technologies, Inc 3,846,114
43,402 Royal Gold, Inc 5,213,882
99,288 Ryerson Holding Corp 2,834,672
260,174 SSR Mining, Inc 1,394,533
123,312 (a) Summit Materials, Inc 4,796,837
17,926 Worthington Industries, Inc 1,024,650
85,377 Worthington Steel, Inc 2,628,758
TOTAL MATERIALS 40,269,204
MEDIA & ENTERTAINMENT - 1 .1%
619,851 (a) Clear Channel Outdoor Holdings, Inc 861,593
308,482 (a) Eventbrite, Inc 1,628,785

57
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
140,553 Gray Television, Inc $ 808,180
197,428 (a) Integral Ad Science Holding Corp 1,893,334
22,971 (a) Liberty Media Corp-Liberty Live (Class C) 857,278
136,402 (a) Liberty Media Corp-Liberty SiriusXM 3,281,832
95,452 (a) Lions Gate Entertainment Corp (Class A) 963,111
81,868 (a) Yelp, Inc 3,294,368
TOTAL MEDIA & ENTERTAINMENT 13,588,481
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .6%
16,699 (a),(b) Axsome Therapeutics, Inc 1,231,718
401,560 (a) BioCryst Pharmaceuticals, Inc 1,658,443
38,785 Bruker BioSciences Corp 3,025,618
224,431 (a) Codexis, Inc 653,094
182,162 (a) Deciphera Pharmaceuticals, Inc 4,603,234
87,000 (a) Denali Therapeutics, Inc 1,343,280
163,420 (a) Elanco Animal Health, Inc 2,150,607
98,773 (a) Exact Sciences Corp 5,862,178
219,403 (a) Exelixis, Inc 5,147,194
121,801 (a) Halozyme Therapeutics, Inc 4,640,618
65,987 (a) Intra-Cellular Therapies, Inc 4,738,526
15,846 (a) Medpace Holdings, Inc 6,153,794
120,300 (a) Myriad Genetics, Inc 2,354,271
85,677 (a) Natera, Inc 7,957,680
53,729 (a) Neurocrine Biosciences, Inc 7,389,887
140,823 Perrigo Co plc 4,599,279
118,957 (a) PTC Therapeutics, Inc 3,824,468
131,073 QIAGEN NV 5,548,320
13,853 (a) Sarepta Therapeutics, Inc 1,754,621
18,533 (a) United Therapeutics Corp 4,342,838
125,992 (a) Veracyte, Inc 2,465,663
24,700 (a) Vericel Corp 1,132,989
100,629 (a) Viridian Therapeutics, Inc 1,334,341
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 83,912,661
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .4%
897,770 (a) Compass, Inc 2,827,976
136,914 (b) eXp World Holdings, Inc 1,363,663
25,261 (a) Zillow Group, Inc (Class A) 1,060,962
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,252,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .3%
116,578 (a) Allegro MicroSystems, Inc 3,461,201
21,900 (a) Cirrus Logic, Inc 1,939,683
200,442 (a) Credo Technology Group Holding Ltd 3,581,899
48,237 (a) Formfactor, Inc 2,150,888
14,907 (a) Lattice Semiconductor Corp 1,022,620
168,501 (a) Photronics, Inc 4,618,612
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,774,903
SOFTWARE & SERVICES - 7 .8%
67,870 Amdocs Ltd 5,700,401
20,561 (a) Appfolio, Inc 4,662,824
136,340 (a) AppLovin Corp 9,621,514
144,900 (a) Box, Inc 3,770,298
346,500 (a) CCC Intelligent Solutions Holdings, Inc 3,887,730
196,703 Clear Secure, Inc 3,436,401
45,900 (a) Commvault Systems, Inc 4,703,373
74,100 (a) Confluent, Inc 2,083,692
67,216 (a) Domo, Inc 506,137
54,989 (a) Dynatrace, Inc 2,491,552
60,014 (a) Elastic NV 6,134,631
15,444 (a) Everbridge, Inc 536,679
72,307 (a) Five9, Inc 4,162,714
32,500 (a) Gitlab, Inc 1,705,275
186,534 (a) Kyndryl Holdings, Inc 3,667,259

Quant Small/Mid Cap Equity Fund April 30, 2024
58
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
9,872 (a) Manhattan Associates, Inc $ 2,034,224
79,692 (a) Marathon Digital Holdings, Inc 1,279,854
159,756 (a) Nutanix, Inc 9,697,189
38,900 Pegasystems, Inc 2,311,438
64,808 (a) Q2 Holdings, Inc 3,330,483
184,934 (a) SentinelOne, Inc 3,907,655
99,790 (a) Smartsheet, Inc 3,775,056
89,857 (a) Sprinklr, Inc 1,050,428
5,877 (a) SPS Commerce, Inc 1,021,834
103,993 (a) Squarespace, Inc 3,625,196
100,150 (a) Teradata Corp 3,715,565
238,736 (a) Zeta Global Holdings Corp 2,950,777
345,604 (a) Zuora, Inc 3,407,655
TOTAL SOFTWARE & SERVICES 99,177,834
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
287,815 (a) Arlo Technologies, Inc 3,563,150
21,973 Belden CDT, Inc 1,785,746
79,066 (a) Calix, Inc 2,192,500
199,008 (a) Extreme Networks, Inc 2,228,890
12,961 (a) Fabrinet 2,243,160
50,449 (a) Itron, Inc 4,647,362
7,849 Jabil Inc 921,159
68,687 Napco Security Technologies, Inc 2,795,561
65,874 (a) Sanmina Corp 3,996,575
19,255 (a) Super Micro Computer, Inc 16,536,194
48,378 TD SYNNEX Corp 5,700,863
112,200 Vontier Corp 4,558,686
48,531 Xerox Holdings Corp 644,977
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 51,814,823
TELECOMMUNICATION SERVICES - 0 .0%
41,763 (a),(c) GCI Liberty, Inc 417
TOTAL TELECOMMUNICATION SERVICES 417
TRANSPORTATION - 1 .4%
85,286 (a) GXO Logistics, Inc 4,235,303
60,294 Hub Group, Inc (Class A) 2,425,025
285,505 (a) Lyft, Inc (Class A) 4,465,298
134,306 (a) RXO, Inc 2,539,726
29,588 Ryder System, Inc 3,605,298
TOTAL TRANSPORTATION 17,270,650
UTILITIES - 3 .0%
35,553 Allete, Inc 2,105,449
75,200 Clearway Energy, Inc (Class A) 1,632,592
26,974 MGE Energy, Inc 2,112,604
60,114 New Jersey Resources Corp 2,626,381
141,260 NRG Energy, Inc 10,265,364
66,300 ONE Gas, Inc 4,277,676
54,197 UGI Corp 1,385,275
183,448 Vistra Corp 13,912,696
TOTAL UTILITIES 38,318,037
TOTAL COMMON STOCKS 1,265,809,965
(Cost $1,014,127,224)
TOTAL LONG-TERM INVESTMENTS 1,265,809,965
(Cost $1,014,127,224)

59
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .3%
$ 3,439,000 (d) Fixed Income Clearing Corporation 5 .310% 05/01/24 $ 3,439,000
TOTAL REPURCHASE AGREEMENT 3,439,000
TOTAL SHORT-TERM INVESTMENTS 3,439,000
(Cost $3,439,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
343,876 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430 (f) 343,876
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 343,876
(Cost $343,876)
TOTAL INVESTMENTS - 100.1% 1,269,592,841
(Cost $1,017,910,100)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,341,203)
NET ASSETS - 100.0% $ 1,268,251,638
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,630,163.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $3,439,507 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $3,507,827.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Large Cap Responsible Equity Fund April 30, 2024
Portfolio of Investments
60
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .9%
139,971 (a) Aptiv plc $ 9,937,941
573,573 (a) Tesla, Inc 105,124,460
TOTAL AUTOMOBILES & COMPONENTS 115,062,401
BANKS - 2 .6%
423,919 Citigroup, Inc 25,998,952
615,596 JPMorgan Chase & Co 118,034,377
72,423 PNC Financial Services Group, Inc 11,099,549
TOTAL BANKS 155,132,878
CAPITAL GOODS - 7 .1%
58,608 (a) Axon Enterprise, Inc 18,382,985
408,354 Carrier Global Corp 25,109,687
180,244 Caterpillar, Inc 60,304,235
98,799 Deere & Co 38,670,917
178,701 Eaton Corp plc 56,873,380
250,803 Emerson Electric Co 27,031,547
2,220 Fastenal Co 150,827
111,191 Fortive Corp 8,369,347
181,801 Illinois Tool Works, Inc 44,379,442
443,361 Ingersoll Rand, Inc 41,374,448
115,941 Quanta Services, Inc 29,977,705
16,808 Rockwell Automation, Inc 4,554,296
37,653 Trane Technologies plc 11,948,803
38,863 United Rentals, Inc 25,960,095
32,656 W.W. Grainger, Inc 30,087,606
68,161 Xylem, Inc 8,908,643
TOTAL CAPITAL GOODS 432,083,963
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
207,923 Automatic Data Processing, Inc 50,294,495
6,914 Broadridge Financial Solutions, Inc 1,337,237
773,661 (a) Copart, Inc 42,017,529
52,931 Paychex, Inc 6,288,732
16,917 Verisk Analytics, Inc 3,687,229
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 103,625,222
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .7%
293,564 eBay, Inc 15,130,288
65,443 (a) Etsy, Inc 4,493,971
97,213 Genuine Parts Co 15,282,856
243,037 Home Depot, Inc 81,227,826
204,063 LKQ Corp 8,801,237
170,985 Lowe's Cos, Inc 38,982,870
47,702 Pool Corp 17,293,406
458,830 TJX Cos, Inc 43,171,315
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 224,383,769
CONSUMER DURABLES & APPAREL - 0 .5%
88,129 DR Horton, Inc 12,557,501
46,714 (a) Lululemon Athletica, Inc 16,845,069
TOTAL CONSUMER DURABLES & APPAREL 29,402,570
CONSUMER SERVICES - 2 .8%
15,705 Booking Holdings, Inc 54,214,131
232,520 McDonald's Corp 63,487,261
438,341 Starbucks Corp 38,788,795
86,881 Yum! Brands, Inc 12,271,941
TOTAL CONSUMER SERVICES 168,762,128

61
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
120,607 (a) Dollar Tree, Inc $ 14,261,778
425,652 Kroger Co 23,572,608
210,539 Target Corp 33,892,568
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 71,726,954
ENERGY - 1 .5%
1,338,725 Baker Hughes Co 43,669,209
571,832 ONEOK, Inc 45,243,348
TOTAL ENERGY 88,912,557
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .2%
151,283 American Tower Corp 25,954,112
55,246 Equinix, Inc 39,285,983
36,874 Iron Mountain, Inc 2,858,472
409,081 (b) Prologis, Inc 41,746,716
240,440 Welltower, Inc 22,909,123
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 132,754,406
FINANCIAL SERVICES - 9 .8%
251,973 American Express Co 58,969,241
85,645 Ameriprise Financial, Inc 35,267,755
345,014 Bank of New York Mellon Corp 19,489,841
66,090 BlackRock, Inc 49,874,158
8,606 Discover Financial Services 1,090,638
12,314 Fidelity National Information Services, Inc 836,367
132,827 Goldman Sachs Group, Inc 56,678,609
198,665 Mastercard, Inc (Class A) 89,637,648
120,703 Moody's Corp 44,699,942
556,806 Morgan Stanley 50,580,257
120,129 Nasdaq Stock Market, Inc 7,189,721
200,000 (c) Nuveen ESG Large-Cap ETF 8,225,420
191,293 (a) PayPal Holdings, Inc 12,992,621
140,203 S&P Global, Inc 58,300,613
362,617 Visa, Inc (Class A) 97,402,552
TOTAL FINANCIAL SERVICES 591,235,383
FOOD, BEVERAGE & TOBACCO - 4 .0%
206,119 Archer-Daniels-Midland Co 12,090,941
1,184,474 Coca-Cola Co 73,164,959
374,661 General Mills, Inc 26,398,614
205,431 Keurig Dr Pepper, Inc 6,923,025
1,143,369 Kraft Heinz Co 44,145,477
14,027 Lamb Weston Holdings, Inc 1,169,010
14,915 McCormick & Co, Inc 1,134,435
423,451 PepsiCo, Inc 74,489,265
TOTAL FOOD, BEVERAGE & TOBACCO 239,515,726
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
35,816 AmerisourceBergen Corp 8,561,815
42,206 Cigna Group 15,069,230
150,956 (a) Cooper Cos, Inc 13,444,141
307,939 (a) Edwards Lifesciences Corp 26,073,195
53,355 Elevance Health, Inc 28,202,386
99,554 HCA, Inc 30,843,820
57,186 (a) IDEXX Laboratories, Inc 28,178,973
65,468 McKesson Corp 35,170,064
89,441 Resmed, Inc 19,139,480
49,452 STERIS plc 10,115,901
21,150 Teleflex, Inc 4,415,063
209,210 UnitedHealth Group, Inc 101,194,877
16,753 Zimmer Biomet Holdings, Inc 2,015,051
TOTAL HEALTH CARE EQUIPMENT & SERVICES 322,423,996
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
124,477 Church & Dwight Co, Inc 13,429,824

Large Cap Responsible Equity Fund April 30, 2024
62
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
3,362 Kimberly-Clark Corp $ 459,014
577,162 Procter & Gamble Co 94,192,838
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 108,081,676
INSURANCE - 3 .2%
144,844 Hartford Financial Services Group, Inc 14,033,935
255,961 Marsh & McLennan Cos, Inc 51,046,302
266,552 Progressive Corp 55,509,454
356,512 Prudential Financial, Inc 39,387,446
162,598 Travelers Cos, Inc 34,496,792
TOTAL INSURANCE 194,473,929
MATERIALS - 3 .6%
96,297 Avery Dennison Corp 20,923,412
285,047 Ball Corp 19,830,720
202,660 Ecolab, Inc 45,831,559
411,773 LyondellBasell Industries NV 41,164,947
1,077,244 Newmont Goldcorp Corp 43,779,196
92,359 PPG Industries, Inc 11,914,311
201,895 Steel Dynamics, Inc 26,270,577
153,201 Westrock Co 7,347,520
TOTAL MATERIALS 217,062,242
MEDIA & ENTERTAINMENT - 5 .6%
60,292 (a) Charter Communications, Inc 15,431,135
1,451,091 Comcast Corp (Class A) 55,301,078
304,215 Electronic Arts, Inc 38,580,546
226,823 Fox Corp (Class A) 7,033,781
299,957 Fox Corp (Class B) 8,602,767
16,339 Interpublic Group of Cos, Inc 497,359
123,052 (a) NetFlix, Inc 67,757,353
864,056 News Corp (Class A) 20,564,533
159,676 Omnicom Group, Inc 14,824,320
118,559 Paramount Global (Class B) 1,350,387
246,168 (a) Take-Two Interactive Software, Inc 35,155,252
592,034 Walt Disney Co 65,774,977
1,266,614 (a) Warner Bros Discovery, Inc 9,322,279
TOTAL MEDIA & ENTERTAINMENT 340,195,767
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
99,462 Agilent Technologies, Inc 13,630,272
181,535 Amgen, Inc 49,729,698
308,440 Bristol-Myers Squibb Co 13,552,854
242,130 Danaher Corp 59,714,101
163,646 Eli Lilly & Co 127,823,891
354,849 Gilead Sciences, Inc 23,136,155
65,025 (a) IQVIA Holdings, Inc 15,070,844
659,425 Merck & Co, Inc 85,210,898
3,157 (a) Mettler-Toledo International, Inc 3,882,163
44,664 (a) Regeneron Pharmaceuticals, Inc 39,780,438
2,710 (a) Waters Corp 837,498
23,197 West Pharmaceutical Services, Inc 8,292,464
253,414 Zoetis, Inc 40,353,645
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 481,014,921
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
224,287 (a) CBRE Group, Inc 19,488,298
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,488,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .4%
312,219 Applied Materials, Inc 62,022,304
84,410 (a) First Solar, Inc 14,881,483
1,450,143 Intel Corp 44,185,857
61,400 Lam Research Corp 54,916,774
396,566 Nvidia Corp 342,640,955

63
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
197,340 NXP Semiconductors NV $ 50,556,535
350,092 Texas Instruments, Inc 61,763,231
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 630,967,139
SOFTWARE & SERVICES - 15 .7%
132,573 (a) Adobe, Inc 61,358,762
63,272 (a) Ansys, Inc 20,555,807
176,045 (a) Autodesk, Inc 37,471,178
162,758 (a) Cadence Design Systems, Inc 44,860,988
275,202 Gen Digital, Inc 5,542,568
343,175 International Business Machines Corp 57,035,685
98,528 Intuit, Inc 61,641,087
1,152,267 Microsoft Corp 448,612,111
203,985 (a) PTC, Inc 36,195,099
263,934 Salesforce, Inc 70,982,410
78,142 (a) ServiceNow, Inc 54,178,193
90,943 (a) Synopsys, Inc 48,253,446
TOTAL SOFTWARE & SERVICES 946,687,334
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .6%
2,214,738 Hewlett Packard Enterprise Co 37,650,546
1,484,336 HP, Inc 41,694,998
290,939 (a) Keysight Technologies, Inc 43,041,516
565,620 (a) Trimble Inc 33,976,793
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 156,363,853
TELECOMMUNICATION SERVICES - 1 .0%
1,536,606 Verizon Communications, Inc 60,680,571
TOTAL TELECOMMUNICATION SERVICES 60,680,571
TRANSPORTATION - 2 .0%
1,164,564 CSX Corp 38,686,816
8,753 Expeditors International Washington, Inc 974,297
20,669 JB Hunt Transport Services, Inc 3,360,159
128,738 Old Dominion Freight Line 23,392,982
354,621 United Parcel Service, Inc (Class B) 52,299,505
TOTAL TRANSPORTATION 118,713,759
UTILITIES - 1 .1%
102,911 American Water Works Co, Inc 12,588,074
470,341 Consolidated Edison, Inc 44,400,190
325,921 Exelon Corp 12,248,111
TOTAL UTILITIES 69,236,375
TOTAL COMMON STOCKS 6,017,987,817
(Cost $3,849,013,407)
TOTAL LONG-TERM INVESTMENTS 6,017,987,817
(Cost $3,849,013,407)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
TREASURY DEBT - 0 .2%
$ 9,500,000 United States Treasury Bill 0 .000% 05/02/24 9,498,602
2,500,000 United States Treasury Bill 0 .000 06/06/24 2,486,794
TOTAL TREASURY DEBT 11,985,396
TOTAL SHORT-TERM INVESTMENTS 11,985,396
(Cost $11,985,368)

Large Cap Responsible Equity Fund April 30, 2024
64
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
298,759 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430% (e) $ 298,759
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 298,759
(Cost $298,759)
TOTAL INVESTMENTS - 99.8% 6,030,271,972
(Cost $3,861,297,534)
OTHER ASSETS & LIABILITIES, NET - 0.2% 9,348,114
NET ASSETS - 100.0% $ 6,039,620,086
ETF Exchange Traded Fund
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $287,890.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 84 06/21/24  $ 21,737,377 $ 21,281,400 $ (455,977)

Portfolio of Investments
Social Choice Low Carbon Equity Fund April 30, 2024
65
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2 .0%
35,767 (a) Aptiv plc $ 2,539,457
13,893 (a) Modine Manufacturing Co 1,286,908
180,519 (a),(b) Rivian Automotive, Inc 1,606,619
95,485 (a) Tesla, Inc 17,500,491
TOTAL AUTOMOBILES & COMPONENTS 22,933,475
BANKS - 3 .6%
1,105 Amalgamated Financial Corp 27,117
339 Camden National Corp 10,584
137,798 Citigroup, Inc 8,451,151
119 First Commonwealth Financial Corp 1,570
5,919 Independent Bank Corp 146,850
97,262 JPMorgan Chase & Co 18,649,016
46,075 PNC Financial Services Group, Inc 7,061,454
1,527 Premier Financial Corp 29,593
65,064 Regions Financial Corp 1,253,783
1,460 Stellar Bancorp, Inc 32,412
137,130 Truist Financial Corp 5,149,232
1,445 Univest Financial Corp 30,157
TOTAL BANKS 40,842,919
CAPITAL GOODS - 8 .5%
64,929 3M Co 6,266,298
19,166 (a) Axon Enterprise, Inc 6,011,607
111,869 Carrier Global Corp 6,878,825
27,957 Caterpillar, Inc 9,353,573
10,382 Curtiss-Wright Corp 2,631,006
20,416 Deere & Co 7,991,027
27,437 Eaton Corp plc 8,732,100
271 EMCOR Group, Inc 96,793
65,072 Emerson Electric Co 7,013,460
16,418 (a) Energy Recovery, Inc 244,628
28,654 Fastenal Co 1,946,753
78,308 Fortive Corp 5,894,243
19,903 (a) Great Lakes Dredge & Dock Corp 131,360
3,189 Hyster-Yale Materials Handling, Inc 186,780
29,663 Illinois Tool Works, Inc 7,241,035
20,174 Ingersoll Rand, Inc 1,882,638
34,420 (a) Kratos Defense & Security Solutions, Inc 613,364
1,953 (a) Mercury Computer Systems, Inc 55,075
7,662 Moog, Inc (Class A) 1,218,794
3,920 Owens Corning, Inc 659,383
8,268 (a) Proto Labs, Inc 252,009
25,605 Quanta Services, Inc 6,620,429
6,567 Rockwell Automation, Inc 1,779,394
21,643 (a),(b) Stem, Inc 39,823
23,568 (a),(b) SunPower Corp 48,550
8,806 Trane Technologies plc 2,794,496
9,890 United Rentals, Inc 6,606,421
4,248 W.W. Grainger, Inc 3,913,895
1,778 Xylem, Inc 232,385
TOTAL CAPITAL GOODS 97,336,144
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
6,190 ACCO Brands Corp 29,836
33,313 Automatic Data Processing, Inc 8,058,082
125,634 (a) Copart, Inc 6,823,182
43,656 (a) ExlService Holdings, Inc 1,266,024
9,058 (a) FTI Consulting, Inc 1,936,872

Social Choice Low Carbon Equity Fund April 30, 2024
66
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
1,243 Heidrick & Struggles International, Inc $ 36,644
1,324 Herman Miller, Inc 33,669
278 ICF International, Inc 40,113
7 Kforce, Inc 432
6,255 (a) Liquidity Services, Inc 107,961
8,860 Matthews International Corp (Class A) 239,043
2,761 (a) OPENLANE, Inc 47,434
5,558 TransUnion 405,734
1,943 (a) TrueBlue, Inc 20,246
2,488 TTEC Holdings, Inc 18,113
12,847 Veralto Corp 1,203,507
4,286 Verisk Analytics, Inc 934,176
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,201,068
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .3%
1,632 (a) Autozone, Inc 4,824,845
56,650 eBay, Inc 2,919,741
2,315 Hibbett Sports, Inc 199,646
39,741 Home Depot, Inc 13,282,237
11 LKQ Corp 474
37,662 Lowe's Cos, Inc 8,586,559
86,850 TJX Cos, Inc 8,171,717
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 37,985,219
CONSUMER DURABLES & APPAREL - 1 .1%
17,686 DR Horton, Inc 2,520,078
16,985 (a) GoPro, Inc 29,384
5 Hasbro, Inc 307
6,636 (a),(b) iRobot Corp 56,804
14,807 (a) Lululemon Athletica, Inc 5,339,404
36,246 Pulte Homes, Inc 4,038,529
9,623 (a) Sonos, Inc 162,629
TOTAL CONSUMER DURABLES & APPAREL 12,147,135
CONSUMER SERVICES - 3 .0%
2,425 Booking Holdings, Inc 8,371,173
12,782 (a) Brinker International, Inc 685,115
4,301 Carriage Services, Inc 110,020
9,758 (a) Dave & Buster's Entertainment, Inc 521,077
6,086 (a) European Wax Center, Inc 71,571
128 (a) Frontdoor, Inc 3,928
37,952 McDonald's Corp 10,362,414
5,037 (a) Shake Shack, Inc 533,167
87,905 Starbucks Corp 7,778,713
46,366 Yum! Brands, Inc 6,549,198
TOTAL CONSUMER SERVICES 34,986,376
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
5,371 Andersons, Inc 295,083
36,632 (a) BJ's Wholesale Club Holdings, Inc 2,735,678
19,153 Kroger Co 1,060,693
40,550 (a) Performance Food Group Co 2,752,534
397 Pricesmart, Inc 31,994
1,434 SpartanNash Co 27,375
27,510 (a) Sprouts Farmers Market, Inc 1,816,485
44,878 Target Corp 7,224,461
10,982 (a) United Natural Foods, Inc 98,069
60,461 (a) US Foods Holding Corp 3,038,165
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,080,537
ENERGY - 2 .5%
38,102 Archrock, Inc 731,177
199,376 Baker Hughes Co 6,503,645
17,952 Cactus, Inc 891,137
52,868 ChampionX Corp 1,774,779

67
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
48,397 (a) Clean Energy Fuels Corp $ 112,281
7,822 Core Laboratories, Inc 123,588
17,371 Delek US Holdings, Inc 474,749
4,198 (a) DMC Global, Inc 66,538
10,205 (a) Dril-Quip, Inc 185,527
5,676 Excelerate Energy, Inc 95,697
23,720 (a) Expro Group Holdings NV 444,987
17,690 (a) Green Plains, Inc 365,652
106,783 NOV, Inc 1,974,418
29,233 (a) Oceaneering International, Inc 669,728
84,965 ONEOK, Inc 6,722,431
20,591 Targa Resources Corp 2,348,610
117,842 TechnipFMC plc 3,019,112
19,225 (a) Weatherford International plc 2,376,595
17,818 World Fuel Services Corp 418,723
TOTAL ENERGY 29,299,374
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .8%
40,186 American Tower Corp 6,894,310
56,194 Crown Castle, Inc 5,269,873
9,042 Equinix, Inc 6,429,857
66,956 (c) Prologis, Inc 6,832,860
73,122 Welltower, Inc 6,967,064
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 32,393,964
FINANCIAL SERVICES - 9 .2%
38,194 American Express Co 8,938,542
2,628 Ameriprise Financial, Inc 1,082,184
54,996 Bank of New York Mellon Corp 3,106,724
10,925 BlackRock, Inc 8,244,442
28,027 Discover Financial Services 3,551,862
129 Federal Agricultural Mortgage Corp (FAMC) 24,011
95,278 Fidelity National Information Services, Inc 6,471,282
20,680 Goldman Sachs Group, Inc 8,824,363
32,041 Mastercard, Inc (Class A) 14,456,899
18,591 Moody's Corp 6,884,805
89,577 Morgan Stanley 8,137,175
110,751 (a) PayPal Holdings, Inc 7,522,208
20,802 S&P Global, Inc 8,650,095
19,202 State Street Corp 1,391,953
58,592 Visa, Inc (Class A) 15,738,397
11,639 (a) WEX, Inc 2,458,855
TOTAL FINANCIAL SERVICES 105,483,797
FOOD, BEVERAGE & TOBACCO - 3 .7%
1,602 Archer-Daniels-Midland Co 93,973
17,950 Bunge Global S.A. 1,826,592
184,250 Coca-Cola Co 11,381,123
43,139 (a) Darling International, Inc 1,827,799
81,822 General Mills, Inc 5,765,178
87 (a) Hain Celestial Group, Inc 534
38,355 Hormel Foods Corp 1,363,904
127,363 Keurig Dr Pepper, Inc 4,292,133
39,575 Lamb Weston Holdings, Inc 3,298,181
11,256 McCormick & Co, Inc 856,131
64,782 PepsiCo, Inc 11,395,802
3,305 (a) Vital Farms, Inc 88,442
TOTAL FOOD, BEVERAGE & TOBACCO 42,189,792
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
82,128 (a) 23andMe Holding Co 41,245
126 (a) Acadia Healthcare Co, Inc 9,316
43 (a) AMN Healthcare Services, Inc 2,579
23,032 Cigna Group 8,223,345
8,877 (a) CryoLife, Inc 174,167

Social Choice Low Carbon Equity Fund April 30, 2024
68
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
79,200 (a) Edwards Lifesciences Corp $ 6,705,864
3,492 Elevance Health, Inc 1,845,801
295 Encompass Health Corp 24,597
14,996 (a) Enhabit, Inc 151,310
9,467 (a) Envista Holdings Corp 186,311
6,370 (a) Fulgent Genetics, Inc 129,629
22,856 HCA, Inc 7,081,246
16,334 (a) Health Catalyst, Inc 101,597
6,341 (a) Hologic, Inc 480,458
12,257 (a) IDEXX Laboratories, Inc 6,039,759
1,649 (a) Insulet Corp 283,529
90 (a) Integer Holdings Corp 10,047
5,255 LeMaitre Vascular, Inc 340,524
62 (a) LivaNova plc 3,456
8,220 McKesson Corp 4,415,866
13,518 (a) Omnicell, Inc 362,418
17,854 (a) OraSure Technologies, Inc 94,448
5,698 (a) Orthofix Medical, Inc 74,074
9,874 (a) Penumbra, Inc 1,939,945
586 (a) RadNet, Inc 28,421
12,615 Resmed, Inc 2,699,484
5,277 (a) Shockwave Medical, Inc 1,742,413
10,364 (a) SI-BONE, Inc 147,791
16,232 (a) Solventum Corp 1,055,242
2,029 (a) UFP Technologies, Inc 417,852
33,502 UnitedHealth Group, Inc 16,204,917
TOTAL HEALTH CARE EQUIPMENT & SERVICES 61,017,651
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
90,919 Procter & Gamble Co 14,837,981
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,837,981
INSURANCE - 2 .7%
124,781 (a) Genworth Financial, Inc (Class A) 739,951
39,631 Marsh & McLennan Cos, Inc 7,903,610
6,102 Primerica, Inc 1,292,770
8,968 ProAssurance Corp 119,812
40,246 Progressive Corp 8,381,230
57,650 Prudential Financial, Inc 6,369,172
31,532 Travelers Cos, Inc 6,689,829
TOTAL INSURANCE 31,496,374
MATERIALS - 2 .8%
34,824 (a) Allegheny Technologies, Inc 2,078,993
83,891 Ball Corp 5,836,297
2,810 (a) Clearwater Paper Corp 126,562
34,438 (a) Coeur Mining, Inc 155,660
16,584 Commercial Metals Co 891,224
81 Compass Minerals International, Inc 1,008
31,913 Ecolab, Inc 7,217,125
44,407 Graphic Packaging Holding Co 1,147,921
5,887 Hawkins, Inc 446,058
34 Innospec, Inc 4,080
6,388 International Flavors & Fragrances, Inc 540,744
6,031 Koppers Holdings, Inc 309,270
3,959 Myers Industries, Inc 86,702
161,520 Newmont Goldcorp Corp 6,564,173
1,645 Olympic Steel, Inc 104,573
6,517 PPG Industries, Inc 840,693
11,700 (a) Ranpak Holdings Corp 84,708
17,848 Royal Gold, Inc 2,144,080
5,769 Ryerson Holding Corp 164,705
2,888 Schnitzer Steel Industries, Inc (Class A) 50,309

69
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
23,934 Steel Dynamics, Inc $ 3,114,292
TOTAL MATERIALS 31,909,177
MEDIA & ENTERTAINMENT - 4 .3%
16,336 (a) Charter Communications, Inc 4,181,036
229,441 Comcast Corp (Class A) 8,743,996
43,644 Electronic Arts, Inc 5,534,932
5,935 (a) Liberty Media Corp-Liberty Formula One (Class C) 415,272
6,347 (a) MediaAlpha, Inc 128,527
19,491 (a) NetFlix, Inc 10,732,524
8,330 (a) Roku, Inc 480,308
36,213 (a) Take-Two Interactive Software, Inc 5,171,579
40,872 (a) Vimeo, Inc 146,730
94,039 Walt Disney Co 10,447,733
229,336 (a) Warner Bros Discovery, Inc 1,687,913
17,974 (a) Yelp, Inc 723,274
18,258 (a) ZipRecruiter, Inc 187,692
81,361 (a) ZoomInfo Technologies, Inc 1,290,385
TOTAL MEDIA & ENTERTAINMENT 49,871,901
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
30,649 (a) Adaptive Biotechnologies Corp 80,300
22,005 Agilent Technologies, Inc 3,015,565
24,261 (a) Allogene Therapeutics, Inc 66,960
31,319 Amgen, Inc 8,579,527
19,502 (a) Anavex Life Sciences Corp 71,182
10,349 (a) Arcellx, Inc 517,657
11,247 (a) Biogen, Inc 2,416,081
17,715 (a) Biohaven Ltd 687,342
142,022 Bristol-Myers Squibb Co 6,240,447
9,291 (a) Cabaletta Bio, Inc 98,903
6,343 (a),(b) Cassava Sciences, Inc 140,497
38,263 Danaher Corp 9,436,421
27,769 Eli Lilly & Co 21,690,366
5,238 (a) Entrada Therapeutics, Inc 62,070
100,243 Gilead Sciences, Inc 6,535,844
14,558 (a) Immunovant, Inc 399,472
10,708 (a) IQVIA Holdings, Inc 2,481,793
46,820 (a),(b) Lyell Immunopharma, Inc 101,599
104,508 Merck & Co, Inc 13,504,524
7,336 (a),(b) Phathom Pharmaceuticals, Inc 66,244
8,721 (a) Regeneron Pharmaceuticals, Inc 7,767,446
27,104 (a) Sana Biotechnology, Inc 243,936
7,756 (a) Tango Therapeutics, Inc 59,721
7,168 (a) Tarsus Pharmaceuticals, Inc 225,290
18,384 (a) Theravance Biopharma, Inc 155,161
3,424 West Pharmaceutical Services, Inc 1,224,012
41,341 Zoetis, Inc 6,583,141
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 92,451,501
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
32,684 (a) Anywhere Real Estate, Inc 158,844
41,029 (a) CBRE Group, Inc 3,565,010
4,386 (a) Tejon Ranch Co 73,597
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,797,451
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .0%
47,453 Applied Materials, Inc 9,426,538
7,282 (a) Cirrus Logic, Inc 644,967
28,978 (a) First Solar, Inc 5,108,821
232,756 Intel Corp 7,092,075
9,163 Lam Research Corp 8,195,479
92,006 Marvell Technology, Inc 6,064,115
62,325 Nvidia Corp 53,850,047
7,755 (a) Onto Innovation, Inc 1,438,475

Social Choice Low Carbon Equity Fund April 30, 2024
70
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
29,441 (a) Rambus, Inc $ 1,613,956
1,540 (a) Silicon Laboratories, Inc 187,095
54,336 Texas Instruments, Inc 9,585,957
1,265 (a) Wolfspeed, Inc 34,193
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 103,241,718
SOFTWARE & SERVICES - 14 .7%
20,735 (a) Adobe, Inc 9,596,780
8,492 (a) Altair Engineering, Inc 683,181
18,144 (a) Ansys, Inc 5,894,623
28,211 (a) Autodesk, Inc 6,004,711
25,768 (a) Cadence Design Systems, Inc 7,102,434
3,686 (a) Commvault Systems, Inc 377,704
3,836 (a),(b) Digimarc Corp 81,093
1,826 Dolby Laboratories, Inc (Class A) 141,807
55,717 (a) DXC Technology Co 1,085,924
11,841 (a) Elastic NV 1,210,387
9,741 (a) HubSpot, Inc 5,892,039
4,662 (a) Intapp, Inc 144,149
7,136 InterDigital, Inc 704,537
53,033 International Business Machines Corp 8,814,085
15,614 Intuit, Inc 9,768,431
188,930 Microsoft Corp 73,556,117
31,048 (a) Nutanix, Inc 1,884,614
10,815 (a) OneSpan, Inc 117,018
42,446 Salesforce, Inc 11,415,427
12,598 (a) ServiceNow, Inc 8,734,571
9,909 (a) SPS Commerce, Inc 1,722,878
13,523 (a) Synopsys, Inc 7,175,169
17,108 (a) Teradata Corp 634,707
24,083 (a) Workday, Inc 5,893,833
TOTAL SOFTWARE & SERVICES 168,636,219
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .4%
21,061 ADTRAN Holdings, Inc 92,247
24,732 Avnet, Inc 1,208,653
7,943 Badger Meter, Inc 1,452,934
10,055 Benchmark Electronics, Inc 303,761
40,375 (a) Ciena Corp 1,866,536
9,052 CTS Corp 414,129
7,175 (a) ePlus, Inc 551,614
9,938 (a) Fabrinet 1,719,970
32,839 (a) Harmonic, Inc 352,691
348,691 Hewlett Packard Enterprise Co 5,927,747
208,618 HP, Inc 5,860,080
7,751 (a) Insight Enterprises, Inc 1,415,100
7,601 (a) Itron, Inc 700,204
38,697 (a) Keysight Technologies, Inc 5,724,834
7,284 (a) Kimball Electronics, Inc 152,454
25,579 (a) Knowles Corp 404,916
5,528 Littelfuse, Inc 1,274,978
172 (a) Lumentum Holdings, Inc 7,527
600 Methode Electronics, Inc 7,314
40,678 (a) Mirion Technologies, Inc 442,170
8,531 (a) Netgear, Inc 126,088
2,868 (a) Novanta, Inc 448,842
4,347 (a) OSI Systems, Inc 571,370
7,569 (a),(b) PAR Technology Corp 320,017
7,905 (a) Plexus Corp 798,484
21,532 (a) Ribbon Communications, Inc 68,256
4,675 (a) Rogers Corp 556,746
67,089 (a) Trimble Inc 4,030,036
2,890 (a) Vishay Precision Group, Inc 95,370
42,360 Vontier Corp 1,721,087

71
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
34,198 Xerox Holdings Corp $ 454,491
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,070,646
TELECOMMUNICATION SERVICES - 0 .9%
21,856 (a) Consolidated Communications Holdings, Inc 94,418
4,021 Iridium Communications, Inc 123,807
241,796 Verizon Communications, Inc 9,548,524
TOTAL TELECOMMUNICATION SERVICES 9,766,749
TRANSPORTATION - 2 .1%
205,268 CSX Corp 6,819,003
27,646 Expeditors International Washington, Inc 3,077,276
1,526 (a) GXO Logistics, Inc 75,781
30,868 Old Dominion Freight Line 5,609,024
55,826 United Parcel Service, Inc (Class B) 8,233,219
TOTAL TRANSPORTATION 23,814,303
UTILITIES - 1 .3%
69,039 Consolidated Edison, Inc 6,517,282
50,945 Essential Utilities, Inc 1,863,568
78,228 Eversource Energy 4,742,181
26,878 Exelon Corp 1,010,075
28,346 (a),(b) Sunnova Energy International, Inc 119,337
37,951 UGI Corp 970,028
TOTAL UTILITIES 15,222,471
TOTAL COMMON STOCKS 1,141,013,942
(Cost $870,439,219)
TOTAL LONG-TERM INVESTMENTS 1,141,013,942
(Cost $870,439,219)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .5%
$ 5,447,000 (d) Fixed Income Clearing Corporation 5 .310% 05/01/24 5,447,000
TOTAL REPURCHASE AGREEMENT 5,447,000
TREASURY DEBT - 0 .2%
2,500,000 United States Treasury Bill 0 .000 05/09/24 2,497,066
TOTAL TREASURY DEBT 2,497,066
TOTAL SHORT-TERM INVESTMENTS 7,944,066
(Cost $7,944,075)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,640,439 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430 (f) 1,640,439
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,640,439
(Cost $1,640,439)
TOTAL INVESTMENTS - 100.1% 1,150,598,447
(Cost $880,023,733)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (879,406)
NET ASSETS - 100.0% $ 1,149,719,041
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,229,566.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $5,447,803 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $5,556,008.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Social Choice Low Carbon Equity Fund April 30, 2024
72
See Notes to Financial Statements
Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 34 06/21/24  $ 8,827,684 $ 8,613,900 $ (213,784)

Portfolio of Investments
Emerging Markets Equity Fund April 30, 2024
73
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
BRAZIL - 10 .6%
6,892,655 (a) Arcos Dorados Holdings, Inc $ 74,302,821
1,973,700 Banco BTG Pactual S.A. - Unit 12,695,293
15,516,171 (b) Cia Brasileira de Distribuicao 8,755,225
2,539,600 (b) Embraer S.A. 16,310,839
14,670,300 (c) Locaweb Servicos de Internet S.A. 12,996,068
31,886,011 Raizen S.A. 18,790,431
7,703,341 (b) Sendas Distribuidora S.A. 19,463,820
1,439,600 Vale S.A. 17,546,563
TOTAL BRAZIL 180,861,060
CHINA - 25 .7%
8,768,508 Alibaba Group Holding Ltd 82,100,073
1,810,808 (b) Baidu, Inc 23,460,067
905,373 (b),(d) Baozun, Inc (ADR) 2,353,970
855,063 BYD Co Ltd 25,670,716
5,262,578 China Merchants Bank Co Ltd (Class A) 24,829,506
971,785 Contemporary Amperex Technology Co Ltd 27,179,485
3,780,527 (b) HUYA, Inc (ADR) 16,974,566
269,361 (b) iClick Interactive Asia Group Ltd (ADR) 323,233
5,980,978 JD.com, Inc 86,176,149
229,589 (b) Li Auto, Inc (ADR) 6,033,599
1,407,700 (b),(c) Meituan 19,221,479
1,668,076 Tencent Holdings Ltd 73,200,484
1,899,186 Will Semiconductor Co Ltd 26,537,324
596,774 Yum China Holdings, Inc 21,788,219
TOTAL CHINA 435,848,870
COLOMBIA - 1 .0%
7,303,359 (b) Almacenes Exito S.A. 16,652,885
TOTAL COLOMBIA 16,652,885
HONG KONG - 3 .6%
2,941,600 AIA Group Ltd 21,545,316
22,290 (b),(e) Asia Pacific Investment Partners Limited 223
852,600 Hong Kong Exchanges and Clearing Ltd 27,090,862
1,812,362 (b) Melco Crown Entertainment Ltd (ADR) 11,852,848
TOTAL HONG KONG 60,489,249
INDIA - 17 .0%
1,225,510 Axis Bank Ltd 17,105,776
26,821,113 Edelweiss Financial Services Ltd 25,127,283
2,104,331 HDFC Bank Ltd 38,215,876
282,708 HDFC Bank Ltd (ADR) 16,283,981
897,013 Infosys Technologies Ltd 15,145,631
1,365,288 Mahindra & Mahindra Ltd 35,216,083
2,877,584 Reliance Industries Ltd 101,015,470
7,225,621 (b) Reliance Strategic Investments Ltd 32,538,037
421,314 Sun Pharmaceutical Industries Ltd 7,568,974
TOTAL INDIA 288,217,111
INDONESIA - 2 .6%
54,229,500 Astra International Tbk PT 17,112,407
87,176,600 Bank Rakyat Indonesia 26,388,663
TOTAL INDONESIA 43,501,070
JAPAN - 1 .3%
1,437,200 Sumco Corp 21,433,403
TOTAL JAPAN 21,433,403

Emerging Markets Equity Fund April 30, 2024
74
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF - 10 .8%
237,292 Hynix Semiconductor, Inc $ 29,283,160
210,209 KB Financial Group, Inc 11,401,082
124,620 Samsung Electro-Mechanics Co Ltd 13,900,545
1,835,129 Samsung Electronics Co Ltd 102,008,652
61,003 Samsung SDI Co Ltd 18,878,532
252,057 Shinhan Financial Group Co Ltd 8,468,430
TOTAL KOREA, REPUBLIC OF 183,940,401
MACAU - 1 .9%
2,173,000 Galaxy Entertainment Group Ltd 9,750,017
23,702,500 (b),(d) Wynn Macau Ltd 22,011,201
TOTAL MACAU 31,761,218
MEXICO - 3 .9%
410,952 Fomento Economico Mexicano SAB de C.V. (ADR) 48,352,612
766,200 Grupo Financiero Banorte S.A. de C.V. 7,583,393
3,207,638 (d) Grupo Televisa SAB (ADR) 9,366,303
801,909 (b) Ollamani SAB 1,642,133
TOTAL MEXICO 66,944,441
SAUDI ARABIA - 1 .8%
1,425,743 Al Rajhi Bank 30,324,496
TOTAL SAUDI ARABIA 30,324,496
SINGAPORE - 1 .1%
292,432 (b) Sea Ltd (ADR) 18,478,778
TOTAL SINGAPORE 18,478,778
SOUTH AFRICA - 2 .0%
662,863 Anglo American plc 21,660,679
105,801 Capitec Bank Holdings Ltd 13,094,229
TOTAL SOUTH AFRICA 34,754,908
TAIWAN - 13 .2%
4,015,701 E Ink Holdings, Inc 25,673,249
610,000 MediaTek, Inc 18,392,214
7,092,400 Taiwan Semiconductor Manufacturing Co Ltd 169,818,684
2,389,964 Win Semiconductors Corp 10,622,074
TOTAL TAIWAN 224,506,221
THAILAND - 0 .6%
3,099,200 Kasikornbank PCL - NVDR 10,879,117
TOTAL THAILAND 10,879,117
UNITED STATES - 0 .9%
369,359 Newmont Goldcorp Corp 15,010,750
TOTAL UNITED STATES 15,010,750
TOTAL COMMON STOCKS 1,663,603,978
(Cost $1,536,477,990)
TOTAL LONG-TERM INVESTMENTS 1,663,603,978
(Cost $1,536,477,990)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.5%
GOVERNMENT AGENCY DEBT - 2 .1%
$ 12,000,000 Federal Home Loan Bank (FHLB) 0 .000% 05/08/24 11,985,933
23,750,000 FHLB 0 .000 06/05/24 23,624,719
TOTAL GOVERNMENT AGENCY DEBT 35,610,652
REPURCHASE AGREEMENT - 0 .8%
13,114,000 (f) Fixed Income Clearing Corporation 5 .310 05/01/24 13,114,000
TOTAL REPURCHASE AGREEMENT 13,114,000
TREASURY DEBT - 0 .6%
2,500,000 United States Treasury Bill 0 .000 05/09/24 2,497,066
5,000,000 United States Treasury Bill 0 .000 05/30/24 4,978,753

75
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 2,500,000 United States Treasury Bill 0 .000% 06/06/24 $ 2,486,794
TOTAL TREASURY DEBT 9,962,613
TOTAL SHORT-TERM INVESTMENTS 58,687,265
(Cost $58,692,592)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
758,306 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .430 (h) 758,306
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 758,306
(Cost $758,306)
TOTAL INVESTMENTS - 101.5% 1,723,049,549
(Cost $1,595,928,888)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (25,248,368)
NET ASSETS - 100.0% $ 1,697,801,181
ADR American Depositary Receipt
NVDR Non Voting Depositary Receipt
(a)
Affiliated holding
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $32,217,547 or 1.9% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,080,237.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $13,115,934 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $13,376,358.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.

International Equity Fund April 30, 2024
Portfolio of Investments
76
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 5 .7%
4,252,624 BHP Billiton Ltd $ 116,632,936
1,568,832 Commonwealth Bank of Australia 114,947,593
21,090,171 Glencore plc 122,714,432
1,903,837 Woodside Energy Group Ltd 34,111,056
TOTAL AUSTRALIA 388,406,017
BRAZIL - 1 .0%
10,889,800 Itau Unibanco Holding S.A. 65,767,463
TOTAL BRAZIL 65,767,463
DENMARK - 6 .4%
542,825 DSV AS 77,118,819
2,805,251 Novo Nordisk A.S. 359,751,543
TOTAL DENMARK 436,870,362
FINLAND - 1 .2%
7,334,048 Nordea Bank Abp 85,942,259
TOTAL FINLAND 85,942,259
FRANCE - 11 .6%
1,169,701 Airbus SE 192,483,343
712,927 BNP Paribas S.A. 51,303,554
778,325 Compagnie de Saint-Gobain 61,551,997
612,234 Essilor International S.A. 130,547,645
177,745 Kering 62,294,145
109,911 LVMH Moet Hennessy Louis Vuitton S.A. 90,284,854
1,603,444 Total S.A. 116,408,043
721,641 Vinci S.A. 84,559,083
TOTAL FRANCE 789,432,664
GERMANY - 6 .2%
1,416,618 Deutsche Post AG. 59,313,693
165,833 Dr ING hc F Porsche AG. 14,763,520
673,409 HeidelbergCement AG. 67,768,955
1,937,406 Infineon Technologies AG. 67,233,875
1,846,728 RWE AG. 64,331,756
807,992 Siemens AG. 151,363,967
TOTAL GERMANY 424,775,766
INDIA - 1 .5%
475,515 HDFC Bank Ltd (ADR) 27,389,664
963,868 Reliance Industries Ltd 33,835,877
9,720,022 (a) Reliance Strategic Investments Ltd 43,770,693
TOTAL INDIA 104,996,234
INDONESIA - 0 .4%
86,122,995 Bank Rakyat Indonesia 26,069,733
TOTAL INDONESIA 26,069,733
IRELAND - 2 .2%
1,914,859 CRH plc 148,248,384
TOTAL IRELAND 148,248,384
ITALY - 2 .2%
7,344,470 Enel S.p.A. 48,271,096
1,459,381 Moncler S.p.A 99,357,824
TOTAL ITALY 147,628,920
JAPAN - 24 .4%
2,013,500 Advantest Corp 63,023,866
5,004,070 Daiichi Sankyo Co Ltd 168,425,408
2,173,182 (a) Hitachi Ltd 200,499,223

77
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
17,328,289 Mitsubishi UFJ Financial Group, Inc $ 172,613,162
2,777,301 Nintendo Co Ltd 135,446,110
1,742,400 Oriental Land Co Ltd 48,075,802
3,202,214 ORIX Corp 65,534,623
2,364,467 Recruit Holdings Co Ltd 101,831,351
2,427,600 SBI Holdings, Inc 59,107,539
1,978,967 Sony Corp 163,564,267
4,664,700 Sumco Corp 69,566,097
3,320,214 Sumitomo Mitsui Financial Group, Inc 188,600,685
10,135,348 (a) Toyota Motor Corp 231,172,845
TOTAL JAPAN 1,667,460,978
KOREA, REPUBLIC OF - 1 .5%
1,796,752 Samsung Electronics Co Ltd 99,875,403
TOTAL KOREA, REPUBLIC OF 99,875,403
MEXICO - 1 .0%
324,850 Fomento Economico Mexicano SAB de C.V. (ADR) 38,221,851
3,211,200 Grupo Financiero Banorte S.A. de C.V. 31,782,553
TOTAL MEXICO 70,004,404
NETHERLANDS - 7 .1%
206,350 ASML Holding NV 179,733,472
1,070,302 Heineken NV 104,161,423
7,849,389 ING Groep NV 124,100,925
21,595,801 Koninklijke KPN NV 78,481,984
TOTAL NETHERLANDS 486,477,804
NORWAY - 0 .6%
1,586,130 Equinor ASA 42,204,328
TOTAL NORWAY 42,204,328
SPAIN - 3 .6%
13,939,137 Banco Bilbao Vizcaya Argentaria S.A. 150,737,452
20,136,874 Banco Santander S.A. 97,978,618
TOTAL SPAIN 248,716,070
SWITZERLAND - 4 .5%
105,652 Lonza Group AG. 58,319,188
1,606,099 Novartis AG. 155,883,916
187,630 Zurich Insurance Group AG 90,821,612
TOTAL SWITZERLAND 305,024,716
TAIWAN - 2 .0%
975,260 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 133,942,208
TOTAL TAIWAN 133,942,208
UNITED KINGDOM - 6 .4%
1,538,224 Ashtead Group plc 111,693,367
1,319,241 AstraZeneca plc 199,533,704
2,426,342 Unilever plc 125,516,630
TOTAL UNITED KINGDOM 436,743,701
UNITED STATES - 9 .5%
17,833,327 BP plc 114,947,154
30,913,943 Haleon plc 130,560,080
304,791 Linde plc 134,400,639
527,358 Nestle S.A. 52,946,826
6,033,005 Shell plc 214,464,859
TOTAL UNITED STATES 647,319,558
TOTAL COMMON STOCKS 6,755,906,972
(Cost $4,919,488,340)
TOTAL LONG-TERM INVESTMENTS 6,755,906,972
(Cost $4,919,488,340)

International Equity Fund April 30, 2024
78
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0 .9%
$ 25,000,000 (b) Bank of New York Mellon 5 .320% 05/01/24 $ 25,000,000
34,699,000 (c) Fixed Income Clearing Corporation 5 .310 05/01/24 34,699,000
TOTAL REPURCHASE AGREEMENT 59,699,000
TOTAL SHORT-TERM INVESTMENTS 59,699,000
(Cost $59,699,000)
TOTAL INVESTMENTS - 99.9% 6,815,605,972
(Cost $4,979,187,340)
OTHER ASSETS & LIABILITIES, NET - 0.1% 10,147,759
NET ASSETS - 100.0% $ 6,825,753,731
ADR American Depositary Receipt
(a)
Non-income producing
(b) Agreement with Bank of New York Mellon, 5.320% dated 4/30/24 to be repurchased at $25,000,000 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 4/30/29, valued at $25,500,090.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $34,704,118 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $35,393,039.

Portfolio of Investments
International Opportunities Fund April 30, 2024
79
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.6%
COMMON STOCKS - 97.6%
AUSTRALIA - 2 .4%
1,767,689 Australia & New Zealand Banking Group Ltd $ 31,896,047
561,039 Mineral Resources Ltd 25,450,026
TOTAL AUSTRALIA 57,346,073
BRAZIL - 4 .8%
4,087,500 Itau Unibanco Holding S.A. 24,685,899
2,052,100 Localiza Rent A Car 19,376,509
2,338,871 (a) NU Holdings Ltd 25,400,139
2,655,300 Petro Rio S.A. 24,545,392
1,505,855 (a) StoneCo Ltd 23,491,338
TOTAL BRAZIL 117,499,277
CANADA - 11 .6%
717,365 Alimentation Couche-Tard, Inc 39,759,525
418,013 (b) Bank of Montreal 37,339,235
780,836 Cameco Corp 35,625,837
544,524 Dollarama, Inc 45,424,135
1,152,197 (a),(b) Lightspeed Commerce, Inc 15,090,337
3,086,658 (a),(b) NexGen Energy Ltd 23,497,749
921,152 (b) Parex Resources, Inc 16,059,019
509,949 (a) Shopify, Inc (Class A) 35,801,817
846,253 Suncor Energy, Inc 32,291,192
TOTAL CANADA 280,888,846
CHINA - 4 .1%
2,356,107 JD.com, Inc 33,947,663
1,172,600 Tencent Holdings Ltd 51,457,420
1,212,202 (a) Tencent Music Entertainment Group (ADR) 15,213,135
TOTAL CHINA 100,618,218
DENMARK - 4 .9%
205,162 Carlsberg AS (Class B) 27,596,926
711,554 Novo Nordisk A.S. 91,251,247
TOTAL DENMARK 118,848,173
FRANCE - 4 .8%
152,737 Essilor International S.A. 32,568,357
77,467 L'Oreal S.A. 36,320,647
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 48,308,652
TOTAL FRANCE 117,197,656
GERMANY - 3 .8%
228,509 Beiersdorf AG. 34,345,720
164,525 Deutsche Boerse AG. 31,719,093
302,067 Dr ING hc F Porsche AG. 26,891,947
TOTAL GERMANY 92,956,760
INDIA - 2 .6%
946,652 Axis Bank Ltd 13,213,452
411,768 (c) LTIMindtree Ltd 23,127,313
5,857,167 (a) Reliance Strategic Investments Ltd 26,375,687
TOTAL INDIA 62,716,452
INDONESIA - 1 .1%
86,868,400 Bank Rakyat Indonesia 26,295,370
TOTAL INDONESIA 26,295,370
IRELAND - 3 .0%
480,518 CRH plc 37,201,703
375,292 Keywords Studios plc 5,358,863

International Opportunities Fund April 30, 2024
80
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
IRELAND—continued
686,571 Smurfit Kappa Group plc $ 29,748,819
TOTAL IRELAND 72,309,385
ITALY - 5 .2%
734,877 Amplifon S.p.A. 24,534,831
2,626,022 (b) Davide Campari-Milano NV 26,335,851
106,850 Ferrari NV 43,944,692
461,797 Moncler S.p.A 31,440,142
TOTAL ITALY 126,255,516
JAPAN - 11 .4%
150,976 (a) ARM Holdings plc (ADR) 15,280,281
97,400 Disco Corp 27,743,972
273,900 GMO Payment Gateway, Inc 12,528,500
128,000 (a) Hoya Corp 14,840,296
2,445,300 MonotaRO Co Ltd 29,306,621
1,448,100 Murata Manufacturing Co Ltd 26,459,912
759,300 Recruit Holdings Co Ltd 32,701,046
111,099 (a) SHIFT, Inc 10,219,705
809,700 Shin-Etsu Chemical Co Ltd 31,342,629
39,000 SMC Corp 20,489,296
981,700 TechnoPro Holdings, Inc 16,721,683
178,600 Tokyo Electron Ltd 39,175,149
TOTAL JAPAN 276,809,090
LUXEMBOURG - 1 .1%
594,760 (a),(b) BK LC Lux Finco 2 Sarl 26,627,405
TOTAL LUXEMBOURG 26,627,405
NETHERLANDS - 6 .1%
18,806 (a),(c) Adyen NV 22,529,590
91,309 ASML Holding NV 79,531,299
2,964,054 ING Groep NV 46,862,481
TOTAL NETHERLANDS 148,923,370
NORWAY - 2 .0%
976,076 Aker BP ASA 23,672,908
906,566 Equinor ASA 24,122,240
TOTAL NORWAY 47,795,148
PHILIPPINES - 1 .0%
7,992,434 BDO Unibank, Inc 20,503,886
5,869,880 Robinsons Retail Holdings, Inc 3,652,893
TOTAL PHILIPPINES 24,156,779
PORTUGAL - 0 .9%
1,065,794 Jeronimo Martins SGPS S.A. 21,925,231
TOTAL PORTUGAL 21,925,231
SPAIN - 1 .0%
393,179 Amadeus IT Holding S.A. 24,956,615
142,139 (a),(b),(d) Let's GOWEX S.A. 1,517
TOTAL SPAIN 24,958,132
SWEDEN - 0 .9%
197,224 (c) Evolution AB 21,790,323
TOTAL SWEDEN 21,790,323
SWITZERLAND - 4 .7%
265,584 (a) Galderma Group AG. 19,790,595
6,130 Givaudan S.A. 26,216,591
74,340 Lonza Group AG. 41,035,177
867,359 (a),(b) On Holding AG. 27,538,648
TOTAL SWITZERLAND 114,581,011
TAIWAN - 6 .1%
127,000 Alchip Technologies Ltd 11,978,003
420,042 Dadi Early-Childhood Education Group Ltd 399,248

81
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
1,281,000 Eclat Textile Co Ltd $ 20,155,426
3,667,000 Taiwan Semiconductor Manufacturing Co Ltd 87,801,747
392,000 Wiwynn Corp 27,886,507
TOTAL TAIWAN 148,220,931
UNITED KINGDOM - 8 .8%
781,329 Ashtead Group plc 56,733,783
1,871,027 Beazley plc 15,480,436
1,082,864 Compass Group plc 30,118,463
4,290,057 (a) Darktrace plc 32,024,633
2,133,758 Electrocomponents plc 19,546,948
737,259 Fevertree Drinks plc 10,437,673
174,489 (a) Flutter Entertainment plc 32,325,640
8,564,778 Tritax Big Box REIT plc 16,177,452
TOTAL UNITED KINGDOM 212,845,028
UNITED STATES - 5 .3%
173,691 Ferguson plc 36,623,759
81,074 Linde plc 35,750,391
74,846 (a) Lululemon Athletica, Inc 26,989,468
119,158 Roche Holding AG. 28,551,948
TOTAL UNITED STATES 127,915,566
TOTAL COMMON STOCKS 2,369,479,740
(Cost $1,772,137,701)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,505 (b) PointsBet Holdings Ltd 07/08/24 1,370
TOTAL AUSTRALIA 1,370
TOTAL RIGHTS/WARRANTS 1,370
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 2,369,481,110
(Cost $1,772,137,701)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 05/08/24 9,988,278
TOTAL GOVERNMENT AGENCY DEBT 9,988,278
REPURCHASE AGREEMENT - 0 .9%
22,215,000 (e) Fixed Income Clearing Corporation 5 .310 05/01/24 22,215,000
TOTAL REPURCHASE AGREEMENT 22,215,000
TREASURY DEBT - 0 .8%
2,500,000 United States Treasury Bill 0 .000 05/09/24 2,497,066
5,000,000 United States Treasury Bill 0 .000 05/30/24 4,978,753
10,000,000 United States Treasury Bill 0 .000 06/11/24 9,940,038
TOTAL TREASURY DEBT 17,415,857
TOTAL SHORT-TERM INVESTMENTS 49,619,135
(Cost $49,620,460)

International Opportunities Fund April 30, 2024
82
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
41,522,946 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .430% (g) $ 41,522,946
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 41,522,946
(Cost $41,522,947)
TOTAL INVESTMENTS - 101.4% 2,460,623,191
(Cost $1,863,281,108)
OTHER ASSETS & LIABILITIES, NET - (1.4)% (33,982,795)
NET ASSETS - 100.0% $ 2,426,640,396
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,359,663.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $67,447,227 or 2.7% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $22,218,277 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $22,659,475.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Quant International Small Cap Equity Fund April 30, 2024
83
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUSTRALIA - 6 .2%
1,514,717 Abacus Property Group $ 1,128,813
1,110,268 AGL Energy Ltd 6,762,163
280,632 AUB Group Ltd 5,089,645
867,602 Bapcor Ltd 3,248,549
1,250,434 Deterra Royalties Ltd 3,958,122
225,297 Growthpoint Properties Australia Ltd 344,807
50,710 HomeCo Daily Needs REIT 39,758
211,671 (a) Johns Lyng Group Ltd 759,058
1,530,167 Macquarie CountryWide Trust 3,265,001
403,598 Netwealth Group Ltd 5,079,895
2,294,754 OceanaGold Corp 4,967,397
450,449 oOh!media Ltd 488,767
3,234,466 Perenti Ltd 1,985,308
4,558,310 Perseus Mining Ltd 6,667,539
327,041 Premier Investments Ltd 6,290,843
1,663,055 Steadfast Group Ltd 6,052,559
8,103,039 TABCORP Holdings Ltd 3,802,080
565,394 Technology One Ltd 5,855,903
1,257,501 (b) Viva Energy Group Ltd 2,753,291
1,244,167 (a),(c) Webjet Ltd 6,530,710
266,826 Whitehaven Coal Ltd 1,319,851
TOTAL AUSTRALIA 76,390,059
AUSTRIA - 0 .0%
6,713
Vienna Insurance Group AG Wiener Versicherung
Gruppe 208,980
TOTAL AUSTRIA 208,980
BELGIUM - 0 .5%
110,534 Colruyt S.A. 5,121,908
63,067 Fagron NV 1,223,609
51,192 (b),(c) X-Fab Silicon Foundries SE 356,748
864 (b),(c) X-Fab Silicon Foundries SE 5,976
TOTAL BELGIUM 6,708,241
BERMUDA - 0 .0%
41,682 Cool Co Ltd 454,024
TOTAL BERMUDA 454,024
BRAZIL - 1 .6%
194,850 (c) Azul S.A. 365,864
5,252,600 (c) Cogna Educacao S.A. 2,195,074
1,343,050 (c) Embraer S.A. 8,625,875
1,190,179 Iochpe-Maxion S.A. 2,819,243
4,649,600 (b) Locaweb Servicos de Internet S.A. 4,118,969
1,750,980 Marcopolo S.A. 2,222,193
TOTAL BRAZIL 20,347,218
CANADA - 5 .7%
74,131 ADENTRA, Inc 2,292,883
414,150 Allied Properties Real Estate Investment Trust 5,093,204
30,530 (a) Altus Group Ltd 1,120,383
202,595 Atco Ltd 5,528,997
163,893 (c) ATS Corp 5,391,867
108,893 Badger Infrastructure Solutions Ltd 3,555,545
4,450 Boyd Group Services, Inc 832,139
29,164 Brookfield Reinsurance Ltd 1,173,636
13,253 Calian Group Ltd 529,100
301,974 (c) Canfor Corp 3,182,830
575,314 (a) Cardinal Energy Ltd 2,950,435

Quant International Small Cap Equity Fund April 30, 2024
84
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CANADA—continued
49,134 Cascades, Inc $ 329,785
189,021 (c) Celestica, Inc 8,184,754
1,371,820 (a) Converge Technology Solutions Corp 5,331,229
752,765 Crescent Point Energy Corp 6,638,265
339,604 (a),(c) dentalcorp Holdings Ltd 1,546,738
29,543 Evertz Technologies Ltd 299,153
253,273 Finning International, Inc 7,946,000
8,342 (c) Kinaxis, Inc 888,282
136,259 Primaris REIT 1,306,519
124,990 (a) Savaria Corp 1,498,990
281,285 (a) Sienna Senior Living, Inc 2,737,965
227,096 Slate Grocery REIT 1,798,094
110,586 Superior Plus Corp 749,477
TOTAL CANADA 70,906,270
CHINA - 3 .0%
2,942,000 (c) ANE Cayman, Inc 1,959,659
4,991,800 China Education Group Holdings Ltd 2,818,290
1,376,000 China Foods Ltd 527,695
2,626,000 (b) China New Higher Education Group Ltd 783,158
660,000 China Shineway Pharmaceutical Group Ltd 778,443
1,925,749 China XLX Fertiliser Ltd 875,359
4,565,760 (a),(c),(d) China Zhongwang Holdings Ltd 5,837
8,398,000 Citic Resources Holdings Ltd 565,695
5,400 (a),(b),(c) Cloud Music, Inc 66,959
1,418,000 COSCO SHIPPING International Hong Kong Co Ltd 669,458
2,114,000 CSSC Hong Kong Shipping Co Ltd 375,632
2,210,000 (b) Greentown Management Holdings Co Ltd 1,889,079
2,104,000 Harbin Power Equipment 679,583
1,698,000 (a),(c) HUTCHMED China Ltd 6,491,932
470,500 JNBY Design Ltd 856,671
116,904 JOYY, Inc (ADR) 3,813,408
3,126,000 Kinetic Development Group Ltd 363,642
6,243,000 Lonking Holdings Ltd 1,147,191
55,000 (c) MicroPort NeuroTech Ltd 65,316
596,000 (b),(c) Mobvista, Inc 204,510
155,600 Sasseur Real Estate Investment Trust 76,942
206,000 Shanghai Industrial Holdings Ltd 287,604
2,524,000 Sinopec Engineering Group Co Ltd 1,629,386
2,194,000 Sinopec Kantons Holdings Ltd 1,124,668
1,446,000 TCL Electronics Holdings Ltd 950,391
1,362,000 Tianli Education International Holdings Ltd 968,763
302,000 Xinhua Winshare Publishing and Media Co Ltd 324,476
5,043,700 Yangzijiang Shipbuilding Holdings Ltd 6,474,152
TOTAL CHINA 36,773,899
COLOMBIA - 0 .1%
101,124 Frontera Energy Corp 697,103
TOTAL COLOMBIA 697,103
DENMARK - 1 .2%
1,607,353 Alm Brand AS 2,787,091
89,829 Cementir Holding NV 951,143
117,743 D/S Norden 4,964,608
2,029 Per Aarsleff Holding A.S. 95,073
43,050 (b) Scandinavian Tobacco Group A.S. 694,822
110,572 Spar Nord Bank A.S. 1,956,308
50,376 Sydbank AS 2,561,593
8,332 Topdanmark AS. 347,639
TOTAL DENMARK 14,358,277
EGYPT - 0 .1%
908,849 Abou Kir Fertilizers & Chemical Industries 1,181,409
TOTAL EGYPT 1,181,409

85
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINLAND - 0 .0%
5,089 (c) Cargotec Corp (B Shares) $ 401,370
TOTAL FINLAND 401,370
FRANCE - 1 .7%
12,605 Antin Infrastructure Partners S.A. 160,964
4,434 Aubay 193,710
13,435 Cie des Alpes 195,010
143,516 Cie Plastic Omnium SA 1,748,019
8,718 Societe BIC S.A. 613,076
104,833 Societe Television Francaise 1 957,279
3,592 Sopra Group S.A. 786,498
240,548 SPIE S.A. 8,746,485
3,853 Trigano S.A. 585,735
227,822 (c) Ubisoft Entertainment 5,365,075
33,195 Vicat S.A. 1,225,502
TOTAL FRANCE 20,577,353
GEORGIA - 0 .6%
74,153 Bank of Georgia Group plc 4,965,214
63,527 TBC Bank Group plc 2,746,554
TOTAL GEORGIA 7,711,768
GERMANY - 3 .5%
35,026 (c) Bilfinger Berger AG. 1,630,302
157,065 (c) Ceconomy AG 361,799
5,209 (a) Datagroup SE 262,011
41,917 Eckert & Ziegler Strahlen- und Medizintechnik AG. 1,657,108
180,574 Hensoldt AG. 7,114,067
10,852 Hochtief AG. 1,142,708
8,336 Hornbach Holding AG. & Co KGaA 654,125
107,273 Hugo Boss AG. 5,780,379
42,874 (c) Ionos SE 1,097,597
7,604 (b) JOST Werke SE 367,200
159,848 KION Group AG. 7,367,058
154,285 Kloeckner & Co AG. 1,093,525
46,943 (b),(c) Montana Aerospace AG. 907,222
313,466 Schaeffler AG. 1,834,317
374,277 (b),(c) TeamViewer SE 4,937,736
805,450 (c) TUI AG. 5,656,359
44,482 Wacker Construction Equipment AG. 795,696
TOTAL GERMANY 42,659,209
GREECE - 0 .2%
101,728 Hellenic Petroleum S.A. 911,948
278,535 Holding CO ADMIE IPTO S.A. 661,079
959,946 (c) Intralot S.A.-Integrated Lottery Systems & Services 1,176,074
TOTAL GREECE 2,749,101
HONG KONG - 0 .3%
782,000 Cafe de Coral Holdings Ltd 811,043
2,168,000 Digital China Holdings Ltd 791,393
294,000 Giordano International Ltd 75,029
13,940 (c),(e) Hong Kong Resources Holdings Co Ltd 1,693
99,000 Johnson Electric Holdings Ltd 135,053
351,000 Luk Fook Holdings International Ltd 841,473
336,000 Pacific Basin Shipping Ltd 116,343
1,238,000 Texhong International Group Ltd 672,594
TOTAL HONG KONG 3,444,621
INDIA - 9 .0%
258,628 (c) Affle India Ltd 3,462,639
7,631 Akzo Nobel India Ltd 224,053
239,338 Astral Ltd 6,057,461
85,694 Bajaj Electricals Ltd 970,997
287,271 Bharat Dynamics Ltd 6,786,195

Quant International Small Cap Equity Fund April 30, 2024
86
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
111,221 Chennai Petroleum Corp Ltd $ 1,360,307
22,726 (b) Cochin Shipyard Ltd 354,578
1,613,538 Crompton Greaves Consumer Electricals Ltd 6,150,727
9,172 ESAB India Ltd 583,566
89,755 Glenmark Life Sciences Ltd 889,042
32,854 Grindwell Norton Ltd 837,280
343,633 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 2,929,861
118,236 (b) IndiaMart InterMesh Ltd 3,735,893
22,511 Ingersoll Rand India Ltd 1,076,637
3,197,158 Jamna Auto Industries Ltd 5,329,174
808,139 Jindal Saw Ltd 5,347,173
233,912 Kansai Nerolac Paints Ltd 782,174
6,261 Maharashtra Scooters Ltd 583,835
362,724 Maharashtra Seamless Ltd 3,917,876
2,319,855 NCC Ltd 6,710,769
580,151 Poonawalla Fincorp Ltd 3,396,241
8,164 Procter & Gamble Health Ltd 480,624
2,367,294 PTC India Ltd 6,352,851
244,132 Ramkrishna Forgings Ltd 2,190,243
448,667 (c) Rategain Travel Technologies Ltd 3,731,459
18,075 Ratnamani Metals & Tubes Ltd 683,224
1,080,504 REC Ltd 6,545,363
65,109 Relaxo Footwears Ltd 649,433
340,243 (c) Reliance Energy Ltd 724,151
140,314 RITES Ltd 1,146,790
13,006 Sanofi India Ltd 1,296,784
1,947,909 Shipping Corp of India Ltd 5,284,774
7,662 SKF India Ltd 424,859
300,240 Sun TV Network Ltd 2,354,906
103,927 Supreme Industries Ltd 6,294,314
22,761 Symphony Ltd 263,773
241,454 Techno Electric & Engineering Co Ltd 2,928,257
33,537 (b),(c) Tejas Networks Ltd 458,889
962,277 Triveni Turbine Ltd 6,192,955
390,378 V-Guard Industries Ltd 1,602,224
TOTAL INDIA 111,092,351
INDONESIA - 0 .9%
1,854,700 Bank Pembangunan Daerah Jawa Timur Tbk PT 67,869
23,465,660 (c) Energi Mega Persada Tbk PT 297,289
4,627,700 Indika Energy Tbk PT 408,410
682,575 Indo Tambangraya Megah Tbk PT 1,058,915
29,310,837 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,315,923
49,705,425 Medco Energi Internasional Tbk PT 4,078,026
7,156,800
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT 380,250
36,865,925 PT Perusahaan Gas Negara Persero Tbk 3,329,088
516,500 PT Selamat Sempurna Tbk 57,177
TOTAL INDONESIA 10,992,947
IRELAND - 0 .4%
930,718 Cairn Homes plc 1,567,722
423,796 Dalata Hotel Group plc 1,905,880
808,289 (b),(c) Glenveagh Properties plc 1,100,686
162,042 Origin Enterprises plc 579,320
TOTAL IRELAND 5,153,608
ISRAEL - 2 .2%
52,362 Camtek Ltd 4,260,921
115,562 First International Bank Of Israel Ltd 4,587,007
14,038 Formula Systems 1985 Ltd 1,021,844
34,623 Ituran Location and Control Ltd 889,119
7,432 M Yochananof & Sons Ltd 385,539
48,679 (c) Nova Measuring Instruments Ltd 8,237,978

87
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ISRAEL—continued
58,009 (c) Perion Network Ltd $ 723,456
540 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 30,727
53,109 Sapiens International Corp NV 1,638,765
522,337 Shufersal Ltd 3,439,096
136,477 (c) SimilarWeb Ltd 1,008,565
53,572 (c) WalkMe Ltd 416,790
TOTAL ISRAEL 26,639,807
ITALY - 1 .7%
740,622 A2A S.p.A. 1,460,620
285,425 (b) Anima Holding S.p.A 1,337,316
69,561 (a) Ascopiave S.p.A. 182,006
1,924,171 Iride S.p.A. 3,868,010
57,287 Iveco Group NV 718,306
560,066 MFE-MediaForEurope NV 1,644,311
376,207 (b) OVS S.p.A 982,848
19,147 Sesa S.p.A 1,991,098
932,802 Unipol Gruppo S.p.A 8,362,292
TOTAL ITALY 20,546,807
JAPAN - 21 .8%
91,500 Aichi Corp 615,162
100,100 Aida Engineering Ltd 566,662
41,900 Alfresa Holdings Corp 620,936
87,700 AOKI Holdings, Inc 617,835
37,200 Argo Graphics, Inc 954,320
82,300 Autobacs Seven Co Ltd 832,145
178,300 Avex Group Holdings, Inc 1,467,964
26,300 Bunka Shutter Co Ltd 283,454
35,800 C Uyemura & Co Ltd 2,343,345
61,900 (c) Canon Electronics, Inc 883,463
1,100 Chofu Seisakusho Co Ltd 15,903
88,700 Chudenko Corp 1,789,740
206,000 Chugoku Electric Power Co, Inc 1,414,231
152,300 Comture Corp 1,865,165
45,200 (c) Cover Corp 482,928
34,700 Daiwa Industries Ltd 352,552
92,400 Digital Arts, Inc 2,477,935
371,400 Electric Power Development Co 6,308,967
145,800 FCC Co Ltd 2,074,565
307,400 Fuji Machine Manufacturing Co Ltd 5,156,755
37,900 Fujicco Co Ltd 456,314
33,000 Fukui Computer Holdings, Inc 514,229
15,300 Future Architect, Inc 154,352
23,500 Giken Seisakusho Co, Inc 291,712
131,400 G-Tekt Corp 1,792,772
332,600 (c) GungHo Online Entertainment, Inc 4,889,726
6,300 Hanwa Co Ltd 242,401
185,100 Ichibanya Co Ltd 1,278,035
56,600 I'll, Inc 967,738
89,700 Inaba Denki Sangyo Co Ltd 2,092,749
10,700 INFRONEER Holdings, Inc 94,756
508,500 (a),(c) Ispace, Inc 2,443,129
107,900 Itochu Enex Co Ltd 1,044,364
110,600 JAC Recruitment Co Ltd 532,948
420,300 Jafco Co Ltd 4,743,341
131,800 Japan Petroleum Exploration Co 5,559,752
566,700 JGC Corp 5,462,518
157,900 Justsystems Corp 2,750,394
135,600 (a) Kanamoto Co Ltd 2,280,656
447,400 Kandenko Co Ltd 4,990,614
206,400 Kinden Corp 3,938,343
595,400 Kobe Steel Ltd 7,267,177
83,900 Koshidaka Holdings Co Ltd 458,992

Quant International Small Cap Equity Fund April 30, 2024
88
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
47,800 Macnica Holdings, Inc $ 2,107,648
112,100 Mandom Corp 924,867
113,700 Maruichi Steel Tube Ltd 2,927,601
15,700 Maxvalu Tokai Co Ltd 307,848
153,200 MCJ Co Ltd 1,337,368
331,600 Mediceo Paltac Holdings Co Ltd 5,200,496
12,000 Melco Holdings, Inc 260,852
107,700 Micronics Japan Co Ltd 4,436,546
138,900 Mimasu Semiconductor Industry Co Ltd 3,203,814
27,500 MIRAIT ONE corp 335,775
21,000 Mitsubishi Research Institute, Inc 652,888
57,300 Mitsui Mining & Smelting Co Ltd 1,796,749
34,600 Mitsui Sugar Co Ltd 672,446
241,200 Mixi Inc 3,681,156
193,680 Monogatari Corp 5,232,892
64,200 Morita Holdings Corp 755,782
276,700 Nagase & Co Ltd 4,787,004
131,300 NET One Systems Co Ltd 2,200,752
167,500 Nihon Parkerizing Co Ltd 1,288,095
55,300 Nihon Unisys Ltd 1,608,755
83,200 Nikkiso Co Ltd 664,451
94,000 Nippon Ceramic Co Ltd 1,608,727
115,900 Nippon Pillar Packing Co Ltd 4,565,247
17,300 Nippon Road Co Ltd 207,386
24,100 Nippon Seiki Co Ltd 219,150
12,300 Nippon System Development Co Ltd 240,415
48,300 Nitta Corp 1,246,227
17,700 Nittetsu Mining Co Ltd 556,335
25,500 Noevir Holdings Co Ltd 843,728
27,100 Nomura Co Ltd 145,863
141,300 NS Solutions Corp 4,602,369
35,600 (a) Obara Corp 929,967
118,500 OBIC Business Consultants Ltd 4,842,184
40,800 Ohsho Food Service Corp 2,022,045
239,300 Optorun Co Ltd 2,939,756
193,700 Pacific Industrial Co Ltd 1,997,867
112,000 Piolax, Inc 1,902,719
232,900 Pola Orbis Holdings, Inc 2,137,128
60,600 Prima Meat Packers Ltd 886,426
254,900 Raito Kogyo Co Ltd 3,312,096
33,500 Ryoshoku Ltd 1,187,855
117,000 Sangetsu Co Ltd 2,487,273
155,600 Sanki Engineering Co Ltd 2,184,266
289,300 Sankyo Co Ltd 3,142,382
347,400 Sanwa Shutter Corp 5,673,349
44,800 Sanyo Chemical Industries Ltd 1,171,526
28,900 SB Technology Corp 536,479
51,000 SCREEN Holdings Co Ltd 5,262,034
131,500 (a) Shibaura Machine Co Ltd 2,943,806
110,900 (a) Shibaura Mechatronics Corp 4,223,952
193,400 Shin-Etsu Polymer Co Ltd 1,887,858
19,800 Shinmaywa Industries Ltd 150,959
100,040 Shinwa Kaiun Kaisha Ltd 3,027,151
61,900 Solasto Corp 195,184
37,500 Star Micronics Co Ltd 445,261
47,300 (a) Sumitomo Densetsu Co Ltd 1,062,431
216,300 Suzuken Co Ltd 6,388,145
1,515,200 Systena Corp 2,524,683
7,000 Taihei Dengyo Kaisha Ltd 197,024
120,700 Taikisha Ltd 3,560,002
46,000 Takasago Thermal Engineering Co Ltd 1,542,110
197,400 Takeuchi Manufacturing Co Ltd 7,488,013
45,300 Takiron Co Ltd 187,723

89
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
150,900 TechMatrix Corp $ 1,599,242
33,300 Tenma Corp 475,970
59,500 TKC 1,369,273
140,100 Tocalo Co Ltd 1,614,385
6,300 Toenec Corp 215,689
18,700 Tokai Corp (GIFU) 248,815
103,000 Tokyo Steel Manufacturing Co Ltd 1,092,605
41,700 Torii Pharmaceutical Co Ltd 1,040,780
191,800 Toyo Construction Co Ltd 1,554,057
246,500 Toyoda Gosei Co Ltd 4,772,411
182,200 Toyota Boshoku Corp 2,694,432
78,900 Tsubakimoto Chain Co 2,716,369
63,700 UACJ Corp 1,946,075
24,000 Union Tool Co 695,266
290,300 (a) Universal Entertainment Corp 3,039,068
95,600 (a),(c) Visional, Inc 4,362,060
15,700 WDB Holdings Co Ltd 224,808
18,900 (a) Weathernews, Inc 555,006
130,700 Yamato Kogyo Co Ltd 7,022,404
158,300 Yurtec Corp 1,466,692
151,000 Zenkoku Hosho Co Ltd 5,301,903
489,300 ZIGExN Co Ltd 1,639,779
45,700 Zuken, Inc 1,194,157
TOTAL JAPAN 269,271,171
KOREA, REPUBLIC OF - 4 .6%
20,670 AfreecaTV Co Ltd 1,673,063
51,585 Ahnlab, Inc 2,359,177
29,643 Daishin Securities Co Ltd PF 319,423
49,226 Doosan Corp 5,377,194
47,949 Doosan Tesna, Inc 1,671,900
79,959 Douzone Bizon Co Ltd 3,431,117
99,939 Eugene Technology Co Ltd 3,801,585
274,794 Hanwha General Insurance Co Ltd 999,387
1,188,111 Hanwha Life Insurance Co Ltd 2,520,218
193,525 Hyundai Marine & Fire Insurance Co Ltd 4,368,642
4,904 Innocean Worldwide, Inc 80,429
30,683 ISC Co Ltd 1,606,996
99,795 KEPCO Plant Service & Engineering Co Ltd 2,532,166
72,794 KoMiCo Ltd 4,764,570
200,338 Korean Reinsurance Co 1,184,130
33,409 LEENO Industrial, Inc 5,952,653
21,212 MegaStudyEdu Co Ltd 925,887
66,911 Orion Holdings Corp 711,253
115,559 Poongsan Corp 5,399,732
6,129 Shinyoung Securities Co Ltd 300,219
239,252 Tongyang Life Insurance Co Ltd 917,666
17,286 TSE Co Ltd 1,019,744
12,892 Webzen, Inc 151,548
191,475 WONIK IPS Co Ltd 5,099,484
TOTAL KOREA, REPUBLIC OF 57,168,183
KUWAIT - 0 .1%
30,264 Boursa Kuwait Securities Co KPSC 196,328
160,199 Humansoft Holding Co KSC 1,506,380
TOTAL KUWAIT 1,702,708
MALAYSIA - 0 .8%
1,573,500 Bermaz Auto Bhd 761,610
520,600 Bursa Malaysia BHD 812,673
692,300 (c) Greatech Technology Bhd 651,287
644,180 Hibiscus Petroleum Bhd 364,826
3,188,100 IJM Corp BHD 1,610,834
2,598,300 KPJ Healthcare Bhd 1,097,336

Quant International Small Cap Equity Fund April 30, 2024
90
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MALAYSIA—continued
849,400 Magnum Bhd $ 204,675
2,820,500 Malakoff Corp Bhd 395,128
427,000 Ta Ann Holdings Bhd 378,462
550,500 United Plantations BHD 2,906,778
889,400 VS Industry Bhd 169,358
TOTAL MALAYSIA 9,352,967
MALTA - 0 .0%
11,136 (c) Kambi Group plc 100,724
TOTAL MALTA 100,724
MEXICO - 0 .9%
1,381,976 (c) Alsea SAB de C.V. 5,789,040
1,388,765 (b) Banco del Bajio S.A. 5,120,289
342,823 Concentradora Fibra Danhos S.A. de C.V. 412,851
TOTAL MEXICO 11,322,180
NETHERLANDS - 1 .2%
112,696 Arcadis NV 6,959,988
253,557 Fugro NV 6,150,086
241,434 (a) Koninklijke BAM Groep NV 984,182
6,487 Sligro Food Group NV 98,392
TOTAL NETHERLANDS 14,192,648
NEW ZEALAND - 0 .1%
755,230 Fletcher Building Ltd 1,690,367
TOTAL NEW ZEALAND 1,690,367
NORWAY - 1 .0%
115,451 BW Offshore Ltd 290,485
15,866 Gram Car Carriers ASA 367,781
128,281 Odfjell Drilling Ltd 584,706
75,421 SpareBank SR-Bank ASA 913,238
2,594 Sparebanken Nord-Norge 23,440
681,676 Storebrand ASA 6,543,815
328,932 TGS Nopec Geophysical Co ASA 3,710,449
10,656 Wallenius Wilhelmsen ASA 107,333
TOTAL NORWAY 12,541,247
PHILIPPINES - 0 .2%
2,104,800 DMCI Holdings, Inc 403,701
2,596,400 LT Group, Inc 456,640
1,928,700 Semirara Mining & Power Corp 1,099,345
TOTAL PHILIPPINES 1,959,686
POLAND - 0 .2%
108,378 Asseco Poland S.A. 2,129,952
33,827 LiveChat Software S.A. 750,525
TOTAL POLAND 2,880,477
PORTUGAL - 0 .3%
14,825 CTT-Correios de Portugal S.A. 69,772
53,096 NOS SGPS S.A. 183,591
974,598 Redes Energeticas Nacionais S.A. 2,353,178
25,465 Semapa-Sociedade de Investimento e Gestao 431,886
429,281 Sonae SPGS S.A. 429,825
TOTAL PORTUGAL 3,468,252
QATAR - 0 .2%
5,372,005 Vodafone Qatar QSC 2,611,494
TOTAL QATAR 2,611,494
RUSSIA - 0 .0%
81,310 (c),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0 .4%
1,316,814 Abdullah Al Othaim Markets Co 4,365,968

91
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SAUDI ARABIA—continued
104,344 Arabian Cement Co $ 851,554
16,502 Eastern Province Cement Co 146,954
4,705 Jadwa REIT Saudi Fund 15,204
TOTAL SAUDI ARABIA 5,379,680
SINGAPORE - 1 .3%
511,000 (a) AEM Holdings Ltd 874,550
956,500 ComfortDelgro Corp Ltd 1,040,402
1,651,300 NetLink NBN Trust 1,034,293
1,522,200 Riverstone Holdings Ltd 872,404
1,861,200 Sheng Siong Group Ltd 2,109,832
2,874,500 UMS Holdings Ltd 2,822,304
542,200 Venture Corp Ltd 5,744,735
6,069,300 Yangzijiang Financial Holding Ltd 1,400,556
TOTAL SINGAPORE 15,899,076
SOUTH AFRICA - 0 .2%
6,462 AVI Ltd 29,836
187,971 Barloworld Ltd 861,893
69,509 DataTec Ltd 134,396
154,452 Fortress REIT Ltd 120,878
9,342 JSE Ltd 42,657
534,982 Network Healthcare Holdings Ltd 323,970
123,145 Reunert Ltd 433,792
40,881 (b) Scatec ASA 298,354
TOTAL SOUTH AFRICA 2,245,776
SPAIN - 0 .6%
96,621 (c) AmRest Holdings SE 627,641
252,162 Atresmedia Corp de Medios de Comunicacion S.A. 1,266,389
4,925 Cia de Distribucion Integral Logista Holdings S.A. 133,957
32,178 Construcciones y Auxiliar de Ferrocarriles S.A. 1,101,514
94,689 (c) eDreams ODIGEO S.A. 644,713
369,759 Faes Farma S.A. (Sigma) 1,341,678
371,438 (b) Gestamp Automocion S.A. 1,112,976
8,762 (b) Global Dominion Access S.A. 32,748
22,641 Prosegur Cia de Seguridad S.A. 40,143
8,454 (c) Sol Melia S.A. 65,741
796,701 (a),(b) Unicaja Banco S.A. 1,040,694
TOTAL SPAIN 7,408,194
SWEDEN - 3 .1%
219,082 (b) AcadeMedia AB 1,005,912
682,429 Alleima AB 4,241,541
581,886 Arjo AB 2,442,175
144,630 (b) Attendo AB 548,577
223,652 Axfood AB 5,785,756
117,266 BioGaia AB 1,248,714
90,806 Bure Equity AB 2,843,007
135,026 Cloetta AB 201,068
17,892 (c) Collector Bank AB 66,099
167,941 (b) Coor Service Management Holding AB 730,258
63,025 Creades AB 398,800
1,081,497 (a) Fortnox AB 6,301,816
76,865 (a) Instalco AB 270,642
29,185 Investment AB Oresund 288,324
84,495 Inwido AB 1,040,672
103,949 Loomis AB 2,656,599
64,960 Mekonomen AB 663,723
167,913 (b) Munters Group AB 3,347,742
90,968 Paradox Interactive AB 1,375,350
61,835 (c) Rusta AB 424,749
43,653 (c) Sdiptech AB 1,112,294

Quant International Small Cap Equity Fund April 30, 2024
92
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
1,422,419 (c) Stillfront Group AB $ 1,351,772
TOTAL SWEDEN 38,345,590
SWITZERLAND - 2 .7%
213,523 Accelleron Industries AG. 8,301,508
2,965,260 (c) Aryzta AG. 5,613,933
13,609 Belimo Holding AG. 6,296,712
7,896 Burkhalter Holding AG. 865,833
2,220 Kardex Holding AG. 587,373
53,111 Landis&Gyr Group AG. 3,929,364
34,334 (b) Medmix AG. 563,985
1,787 Siegfried Holding AG. 1,707,626
43,070 Sulzer AG. 5,216,642
TOTAL SWITZERLAND 33,082,976
TAIWAN - 7 .5%
140,000 Airoha Technology Corp 2,905,472
3,827,000 Alpha Networks, Inc 3,803,910
2,483,000 Ardentec Corp 5,545,518
89,000 ASMedia Technology, Inc 5,262,575
90,000 ASROCK, Inc 618,990
1,176,000 Chicony Electronics Co Ltd 7,280,157
766,000 (c) Chicony Power Technology Co Ltd 4,069,982
3,568,000 ChipMOS Technologies, Inc 4,995,444
1,074,000 Dynapack International Technology Corp 3,199,863
19,000 ECOVE Environment Corp 179,719
394,000 Formosa Advanced Technologies Co Ltd 443,729
205,000 Fortune Electric Co Ltd 5,280,686
611,000 Foxsemicon Integrated Technology, Inc 5,636,036
1,104,000 Greatek Electronics, Inc 2,062,995
433,000 ITE Technology, Inc 2,200,447
102,000 Kerry TJ Logistics Co Ltd 132,462
2,487,000 King Yuan Electronics Co Ltd 7,236,678
484,000 LuxNet Corp 1,779,166
73,000 Powertech Technology, Inc 388,752
1,220,000 Shin Zu Shing Co Ltd 6,478,171
65,000 Shinkong Insurance Co Ltd 192,287
2,479,000 Sigurd Microelectronics Corp 5,605,192
506,000 Simplo Technology Co Ltd 6,757,204
1,890,000 Supreme Electronics Co Ltd 5,092,756
699,000 Transcend Information, Inc 2,006,652
296,000 VIA Labs, Inc 1,755,890
311,000 XinTec, Inc 1,108,269
TOTAL TAIWAN 92,019,002
THAILAND - 1 .0%
7,283,600 AP Thailand PCL 2,114,408
1,804,800 Bangkok Life Assurance PCL 874,013
2,524,900 Ditto Thailand PCL 1,407,228
291,300 Electricity Generating PCL 881,180
649,500 MK Restaurants Group PCL 651,691
5,912,600 (c) Nex Point Parts PCL 1,442,396
658,500 Pruksa Holding PCL 205,548
1,206,700 SC Asset Corp PCL 122,663
493,600 SPCG PCL 150,504
6,504,800 Sri Trang Agro-Industry PCL 3,062,266
1,176,900 Thanachart Capital PCL 1,556,074
168,900 Tisco Bank PCL 442,687
TOTAL THAILAND 12,910,658
TURKEY - 0 .8%
1,972,459 (b) Mavi Giyim Sanayi Ve Ticaret AS. 5,633,640
109,757 Migros Ticaret AS 1,497,938

93
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TURKEY—continued
1,392,153 Sok Marketler Ticaret AS. $ 2,496,253
TOTAL TURKEY 9,627,831
UNITED ARAB EMIRATES - 0 .0%
114,371 Taaleem Holdings PJSC 116,772
TOTAL UNITED ARAB EMIRATES 116,772
UNITED KINGDOM - 9 .2%
376,487 Allfunds Group PLC 2,366,019
316,646 (b),(c) Aston Martin Lagonda Global Holdings plc 584,546
68,054 Bellway plc 2,138,649
13,249 Bodycote plc 113,964
862,191 British Land Co plc 4,157,611
552,698 Bytes Technology Group plc 3,361,706
459,178 Central Asia Metals plc 1,196,599
739,796 Chemring Group plc 3,466,546
4,650,945 Dowlais Group plc 4,727,106
808,461 easyJet plc 5,415,111
92,924 (c) FD Technologies plc 1,483,927
7,709 Games Workshop Group plc 952,787
168,178 Genuit Group plc 908,958
108,764 Hill & Smith Holdings plc 2,552,933
8,724 Hilton Food Group plc 99,854
496,009 Hiscox Ltd 7,606,729
826,245 Howden Joinery Group plc 8,993,443
695,121 Inchcape plc 6,928,217
317,225 IntegraFin Holdings plc 1,181,415
2,229,540 (c) John Wood Group plc 4,134,308
284,116 Johnson Service Group plc 460,102
168,429 (b),(c) Just Eat Takeaway.com NV 2,460,326
50,657 Liontrust Asset Management plc 427,265
399,516 Moneysupermarket.com Group plc 1,070,379
741,332 National Express Group plc 513,188
209,389 NCC Group plc 354,787
156,876 (c) Playtech PLC 1,038,929
1,342,033 QinetiQ plc 5,727,379
630,775 Redde Northgate plc 3,016,363
953,587 Rightmove plc 6,108,488
1,535,713 Rotork plc 6,173,465
2,439,818 Serco Group plc 5,585,173
2,965,201 Shaftesbury Capital plc 4,963,450
370,402 Softcat plc 7,249,993
28,375 Spectris plc 1,173,679
139,443 (a) TORM plc 4,816,915
49,818 Vesuvius plc 297,451
TOTAL UNITED KINGDOM 113,807,760
UNITED STATES - 2 .4%
421,747 (c) Carnival plc 5,654,994
62,479 (a),(c) Fiverr International Ltd 1,281,444
396,741 GCC SAB de C.V. 4,515,655
81,059 iShares Core MSCI Emerging Markets ETF 4,186,697
25,463 iShares MSCI Canada Index Fund 940,094
143,457 iShares MSCI EAFE Small-Cap ETF 8,775,265
256,549 (a),(c) Pagaya Technologies Ltd 2,496,222
5,995 (c) Taro Pharmaceutical Industries Ltd 254,667
63,610 Titan Cement International S.A. 2,019,568
TOTAL UNITED STATES 30,124,606
TOTAL COMMON STOCKS 1,229,225,260
(Cost $1,132,192,323)
TOTAL LONG-TERM INVESTMENTS 1,229,225,260
(Cost $1,132,192,323)

Quant International Small Cap Equity Fund April 30, 2024
94
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 916,000 (f) Fixed Income Clearing Corporation 5 .310% 05/01/24 $ 916,000
TOTAL REPURCHASE AGREEMENT 916,000
TOTAL SHORT-TERM INVESTMENTS 916,000
(Cost $916,000)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
4,541,035 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .430 (h) 4,541,035
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 4,541,035
(Cost $4,541,035)
TOTAL INVESTMENTS - 100.0% 1,234,682,295
(Cost $1,137,649,358)
OTHER ASSETS & LIABILITIES, NET - 0.0% 595,648
NET ASSETS - 100.0% $ 1,235,277,943
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,489,404.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $47,535,926 or 3.9% of Total Investments.
(c)
Non-income producing
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
When-issued or delayed delivery security.
(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $916,135 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $934,429.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
International Responsible Equity Fund April 30, 2024
95
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
AUSTRALIA - 7 .0%
28,193 Australian Stock Exchange Ltd $ 1,151,688
494,546 Brambles Ltd 4,652,515
12,852 Cochlear Ltd 2,681,030
464,106 Coles Group Ltd 4,840,262
221,121 Commonwealth Bank of Australia 16,201,433
137,175 Computershare Ltd 2,409,941
98,414 Dexus Property Group 447,017
43,922 EBOS Group Ltd 907,389
427,273 Fortescue Metals Group Ltd 7,081,812
361,855 Goodman Group 7,309,336
35,448 (a) IDP Education Ltd 369,612
793,333 Insurance Australia Group Ltd 3,286,760
102,001 Mineral Resources Ltd 4,627,001
1,660,074 (a) Pilbara Minerals Ltd 4,226,388
542,724 QBE Insurance Group Ltd 6,208,203
43,700 Ramsay Health Care Ltd 1,464,833
28,331 REA Group Ltd 3,247,527
78,084 Seek Ltd 1,206,228
93,984 Sonic Healthcare Ltd 1,615,178
69,259 Stockland Trust Group 196,219
564,748 Suncorp-Metway Ltd 6,031,743
2,193,516 Telstra Corp Ltd 5,182,429
808,414 Transurban Group 6,490,318
186,464 Vicinity Ltd 228,338
213,673 Wesfarmers Ltd 9,153,586
56,443 WiseTech Global Ltd 3,325,200
276,200 Woolworths Ltd 5,666,826
TOTAL AUSTRALIA 110,208,812
AUSTRIA - 0 .4%
139,504 Erste Bank der Oesterreichischen Sparkassen AG. 6,505,780
TOTAL AUSTRIA 6,505,780
BELGIUM - 0 .7%
12,474 Dieteren S.A. 2,690,923
88,868 KBC Groep NV 6,601,485
121,719 (a) Umicore S.A. 2,696,103
TOTAL BELGIUM 11,988,511
BURKINA FASO - 0 .1%
51,251 Endeavour Mining plc 1,085,144
TOTAL BURKINA FASO 1,085,144
CHILE - 0 .4%
228,975 Antofagasta plc 6,281,191
TOTAL CHILE 6,281,191
CHINA - 1 .2%
2,127,017 BOC Hong Kong Holdings Ltd 6,519,505
281,377 Prosus NV 9,414,862
1,115,439 Wilmar International Ltd 2,621,920
TOTAL CHINA 18,556,287
DENMARK - 4 .3%
22,071 Coloplast A.S. 2,660,992
30,640 (b) Demant A.S. 1,463,120
21,759 (b) Genmab AS 6,040,949
351,316 Novo Nordisk A.S. 45,053,535
54,661 Novozymes A.S. 3,026,946
57,575 Orsted AS 3,164,225

International Responsible Equity Fund April 30, 2024
96
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
DENMARK—continued
9,913 Pandora A.S. $ 1,508,758
205,752 Vestas Wind Systems A.S. 5,513,872
TOTAL DENMARK 68,432,397
FINLAND - 1 .1%
32,380 Elisa Oyj (Series A) 1,459,993
55,018 Kesko Oyj (B Shares) 939,288
155,626 Metso Outotec Oyj 1,764,348
200,969 Neste Oil Oyj 4,555,790
155,231 Stora Enso Oyj (R Shares) 2,067,774
104,499 UPM-Kymmene Oyj 3,662,179
139,455 Wartsila Oyj (B Shares) 2,572,595
TOTAL FINLAND 17,021,967
FRANCE - 7 .7%
306,670 AXA S.A. 10,595,932
110,983 Bouygues S.A. 4,090,311
124,386 Bureau Veritas S.A. 3,627,796
316,653 Carrefour S.A. 5,327,125
188,263 Cie Generale des Etablissements Michelin S.C.A 7,232,809
131,044 Danone 8,201,695
159,509 Dassault Systemes SE 6,261,035
42,643 Eiffage S.A. 4,549,941
25,138 (b) Eurazeo 2,264,371
29,136 Fonciere Des Regions 1,450,277
26,550 Gecina S.A. 2,710,803
4,923 Hermes International 11,785,614
16,840 Kering 5,901,901
125,035 Klepierre 3,357,490
70,674 Legrand S.A. 7,262,927
32,621 L'Oreal S.A. 15,294,459
64,212 Publicis Groupe S.A. 7,085,588
257,782 Societe Generale 6,945,949
31,866 Sodexho Alliance S.A. 2,774,682
68,685 (b) Unibail-Rodamco-Westfield 5,723,724
TOTAL FRANCE 122,444,429
GERMANY - 8 .1%
28,701 Adidas-Salomon AG. 6,916,456
53,429 Allianz AG. 15,162,351
75,870 Bayerische Motoren Werke AG. 8,265,983
57,000 Continental AG. 3,694,243
135,673 Daimler AG. (Registered) 10,262,426
39,705 Deutsche Boerse AG. 7,654,804
135,291 Evonik Industries AG. 2,819,554
50,913 (b) GEA Group AG. 2,054,848
41,312 Henkel KGaA 2,970,685
32,930 Henkel KGaA (Preference) 2,616,017
33,911 LEG Immobilien SE 2,878,649
38,679 Merck KGaA 6,146,157
22,869 Muenchener Rueckver AG. 10,057,982
43,038 Puma AG. Rudolf Dassler Sport 1,987,107
123,853 SAP AG. 22,363,782
97,861 Siemens AG. 18,332,643
130,294 (b),(c) Zalando SE 3,409,177
TOTAL GERMANY 127,592,864
HONG KONG - 1 .6%
1,649,915 AIA Group Ltd 12,084,560
202,685 Hong Kong Exchanges and Clearing Ltd 6,440,196
902,502 MTR Corp 2,966,016
1,388,000 Sino Land Co 1,484,048
248,757 Swire Pacific Ltd (Class A) 2,106,650

97
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HONG KONG—continued
326,000 Swire Properties Ltd $ 674,222
TOTAL HONG KONG 25,755,692
IRELAND - 1 .3%
122,324 CRH plc 9,472,866
67,394 Kerry Group plc (Class A) 5,799,819
130,175 Smurfit Kappa Group plc 5,640,425
TOTAL IRELAND 20,913,110
ISRAEL - 0 .3%
626,656 Bank Hapoalim Ltd 5,645,184
TOTAL ISRAEL 5,645,184
ITALY - 1 .8%
72,363 Amplifon S.p.A. 2,415,933
280,815 Assicurazioni Generali S.p.A. 6,846,955
108,041 Coca-Cola HBC AG. 3,487,425
2,717,374 Intesa Sanpaolo S.p.A. 10,171,145
85,752 Moncler S.p.A 5,838,182
TOTAL ITALY 28,759,640
JAPAN - 23 .1%
141,700 Advantest Corp 4,435,303
109,900 Aeon Co Ltd 2,297,822
138,400 Ajinomoto Co, Inc 5,145,913
234,500 Asahi Kasei Corp 1,634,965
326,700 Astellas Pharma, Inc 3,135,632
49,300 Azbil Corp 1,376,949
160,364 Bridgestone Corp 7,076,379
83,600 Brother Industries Ltd 1,478,797
50,027 Dai Nippon Printing Co Ltd 1,457,092
63,500 Daifuku Co Ltd 1,300,722
316,100 Daiichi Sankyo Co Ltd 10,639,194
47,625 Daikin Industries Ltd 6,500,398
197,319 Daiwa House Industry Co Ltd 5,552,339
628,621 Daiwa Securities Group, Inc 4,619,772
22,700 Don Quijote Co Ltd 533,133
315,183 East Japan Railway Co 5,776,977
58,748 Eisai Co Ltd 2,412,723
168,607 Fanuc Ltd 4,994,019
22,764 Fast Retailing Co Ltd 5,952,081
216,900 FUJIFILM Holdings Corp 4,614,000
374,720 Fujitsu Ltd 5,788,727
87,916 Hankyu Hanshin Holdings, Inc 2,305,002
62,453 (b) Hitachi Construction Machinery Co Ltd 1,783,800
828,400 Honda Motor Co Ltd 9,425,185
47,600 (b) Hoya Corp 5,518,735
65,400 Ibiden Co Ltd 2,486,081
338,900 Isuzu Motors Ltd 4,294,828
292,128 KDDI Corp 8,106,195
269,500 Kikkoman Corp 3,211,202
7,665 Kintetsu Corp 197,056
242,483 Komatsu Ltd 7,239,608
400,691 Kubota Corp 6,426,973
136,700 Kyowa Hakko Kogyo Co Ltd 2,295,720
131,100 Minebea Co Ltd 2,455,547
464,684 Mitsubishi Electric Corp 8,099,408
216,663 Mitsubishi Estate Co Ltd 3,970,286
34,306 Mitsui Chemicals, Inc 976,448
710,283 Mitsui Fudosan Co Ltd 7,228,594
401,355 Mitsui Sumitomo Insurance Group Holdings, Inc 7,215,976
462,600 Mizuho Financial Group, Inc 8,941,645
86,801 NEC Corp 6,284,565
167,540 Nintendo Co Ltd 8,170,753
25,300 Nippon Express Holdings, Inc 1,294,304

International Responsible Equity Fund April 30, 2024
98
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
249,694 Nippon Paint Co Ltd $ 1,598,295
42,300 Nitto Denko Corp 3,497,602
1,025,700 (b) Nomura Holdings, Inc 5,836,214
110,400 Nomura Research Institute Ltd 2,671,447
72,585 Obayashi Corp 810,106
47,200 Odakyu Electric Railway Co Ltd 530,655
53,600 Omron Corp 1,839,679
142,100 Ono Pharmaceutical Co Ltd 2,046,717
231,153 Oriental Land Co Ltd 6,377,907
324,907 ORIX Corp 6,649,355
682,458 Panasonic Corp 5,956,800
370,900 (b) Rakuten, Inc 1,783,822
197,678 Recruit Holdings Co Ltd 8,513,470
401,200 Renesas Electronics Corp 6,513,784
253,000 Ricoh Co Ltd 2,182,645
32,300 Secom Co Ltd 2,243,638
108,700 Seiko Epson Corp 1,788,113
18,324 Sekisui Chemical Co Ltd 266,578
42,363 Sekisui House Ltd 973,517
74,200 SG Holdings Co Ltd 868,517
150,200 (a),(b) Sharp Corp 788,425
61,900 Shimadzu Corp 1,681,703
157,368 Shimizu Corp 974,809
279,866 Shin-Etsu Chemical Co Ltd 10,833,316
61,300 Shionogi & Co Ltd 2,862,756
619,239 SoftBank Corp 7,469,066
303,378 Sompo Holdings, Inc 6,003,886
173,968 Sony Corp 14,378,688
14,100 Sumisho Computer Systems Corp 256,327
143,532 Sumitomo Metal Mining Co Ltd 4,795,209
78,800 Suntory Beverage & Food Ltd 2,563,777
60,600 Sysmex Corp 969,017
100,100 T&D Holdings, Inc 1,633,365
102,800 TDK Corp 4,586,009
230,200 Terumo Corp 3,905,141
46,800 TIS, Inc 999,488
9,000 Tobu Railway Co Ltd 178,564
328,069 Tokio Marine Holdings, Inc 10,369,075
63,500 Tokyo Electron Ltd 13,928,454
15,100 Tokyu Corp 178,747
753,940 Toray Industries, Inc 3,446,049
24 Toto Ltd 650
128,518 West Japan Railway Co 2,439,457
24,970 Yamaha Corp 526,197
518,100 Yamaha Motor Co Ltd 4,832,431
55,200 Yamato Transport Co Ltd 729,008
46,386 Yaskawa Electric Corp 1,911,224
81,698 Yokogawa Electric Corp 1,805,183
1,221,400 Z Holdings Corp 2,934,575
TOTAL JAPAN 365,580,305
NETHERLANDS - 4 .3%
842,976 Aegon NV 5,249,925
31,905 Akzo Nobel NV 2,105,154
43,710 ASML Holding NV 38,071,965
176,505 Koninklijke Ahold Delhaize NV 5,357,666
437,512 Koninklijke KPN NV 1,589,976
133,709 NN Group NV 6,168,114
22,282 Randstad Holdings NV 1,117,463
152,460 Universal Music Group NV 4,484,639
26,532 Wolters Kluwer NV 3,972,012
TOTAL NETHERLANDS 68,116,914

99
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NEW ZEALAND - 0 .5%
645,333 Auckland International Airport Ltd $ 2,985,059
199,293 Mercury NZ Ltd 749,225
110,394 Meridian Energy Ltd 390,298
366,282 Telecom Corp of New Zealand Ltd 1,029,517
35,478 (b) Xero Ltd 2,754,448
TOTAL NEW ZEALAND 7,908,547
NORWAY - 1 .0%
316,355 DNB Bank ASA 5,513,797
48,338 Gjensidige Forsikring ASA 775,017
255,417 Mowi ASA 4,484,330
155,576 Orkla ASA 1,058,292
316,364 Telenor ASA 3,642,522
TOTAL NORWAY 15,473,958
SINGAPORE - 1 .4%
1,510,619 (b) Capitaland Investment Ltd 2,921,314
341,668 CapitaMall Trust 487,046
288,800 City Developments Ltd 1,294,382
1,099,764 (b) Grab Holdings Ltd 3,849,174
628,319 Keppel Corp Ltd 3,142,795
788,005 Oversea-Chinese Banking Corp 8,180,724
25,733,420 (b) SembCorp Marine Ltd 1,838,279
TOTAL SINGAPORE 21,713,714
SPAIN - 2 .9%
113,548 Amadeus IT Holding S.A. 7,207,337
968,272 Banco Bilbao Vizcaya Argentaria S.A. 10,470,867
176,762 (c) Cellnex Telecom S.A. 5,842,814
985,556 Iberdrola S.A. 12,084,470
197,727 (a) Industria de Diseno Textil S.A. 9,002,696
83,332 Redeia Corp S.A. 1,391,112
TOTAL SPAIN 45,999,296
SWEDEN - 3 .7%
16,736 (a) Alfa Laval AB 712,531
246,415 Assa Abloy AB 6,510,630
515,677 Atlas Copco AB 9,032,641
456,274 Atlas Copco AB 6,841,471
158,814 (a) Boliden AB 5,219,373
67,463 Epiroc AB 1,247,213
42,058 Epiroc AB 697,152
153,212 Essity AB 3,822,600
22,793 (a) Hennes & Mauritz AB (B Shares) 362,290
30,581 Husqvarna AB (B Shares) 248,049
146,335 (a) Nibe Industrier AB 675,222
301,855 (a) Sandvik AB 6,017,037
56,776 SKF AB (B Shares) 1,167,205
30,955 Svenska Cellulosa AB (B Shares) 453,654
515,779 Svenska Handelsbanken AB 4,422,971
61,666 Tele2 AB (B Shares) 575,162
1,027,227 TeliaSonera AB 2,349,757
307,158 Volvo AB (B Shares) 7,818,148
TOTAL SWEDEN 58,173,106
SWITZERLAND - 7 .7%
252,579 ABB Ltd 12,272,419
63,622 Alcon, Inc 4,878,330
1,305 Barry Callebaut AG. 2,108,844
40,983 DSM-Firmenich AG. 4,596,427
6,059 (b) Dufry Group 229,132
4,565 Geberit AG. 2,436,711
1,795 Givaudan S.A. 7,676,800
18,222 Kuehne & Nagel International AG. 4,816,010
15,613 Lonza Group AG. 8,618,270

International Responsible Equity Fund April 30, 2024
100
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
241,849 Novartis AG. $ 23,473,254
30,719 SGS S.A. 2,704,981
64,052 SIG Group AG. 1,279,973
30,187 Sika AG. 8,587,036
11,732 Sonova Holdings AG 3,243,102
8,995 Swiss Life Holding 6,069,427
9,119 Swisscom AG. 5,002,743
465,777 UBS Group AG 12,232,826
22,856 Zurich Insurance Group AG 11,063,363
TOTAL SWITZERLAND 121,289,648
UNITED KINGDOM - 13 .2%
226,321 3i Group plc 8,085,870
565,519 Abrdn plc 1,031,270
105,997 Ashtead Group plc 7,696,644
67,889 Associated British Foods plc 2,246,968
184,542 AstraZeneca plc 27,911,768
1,048,932 Aviva plc 6,090,255
250,567 Barratt Developments plc 1,415,734
9,150 Berkeley Group Holdings plc 537,339
3,754,424 BT Group plc 4,801,170
67,296 Burberry Group plc 962,914
85,082 (b) Coca-Cola Europacific Partners plc 6,127,606
322,274 Compass Group plc 8,963,635
31,651 Croda International plc 1,812,860
10,324 DCC plc 705,033
2,439,568 HSBC Holdings plc 21,146,055
562,897 Informa plc 5,572,617
44,058 InterContinental Hotels Group plc 4,297,150
934,136 J Sainsbury plc 3,064,131
173,492 Kingfisher plc 534,412
2,049,234 Legal & General Group plc 6,015,525
79,741 London Stock Exchange Group plc 8,790,654
701,366 National Grid plc 9,199,926
336,122 (b) Ocado Group plc 1,471,617
148,566 Pearson plc 1,802,675
51,070 Persimmon plc 826,978
65,645 Reckitt Benckiser Group plc 3,670,015
287,706 RELX plc 11,820,940
290,000 Schroders plc 1,271,384
237,334 Segro plc 2,496,308
318,547 St. James's Place plc 1,723,752
756,191 Standard Chartered plc 6,496,844
814,139 Taylor Wimpey plc 1,334,067
1,950,273 Tesco plc 7,200,541
332,561 Unilever plc 17,203,649
7,374,098 Vodafone Group plc 6,218,587
66,922 Whitbread plc 2,637,582
596,402 WPP plc 5,977,834
TOTAL UNITED KINGDOM 209,162,309
UNITED STATES - 4 .4%
608,719 GSK plc 12,629,039
71,177 (b) James Hardie Industries plc 2,446,920
300,907 Nestle S.A. 30,211,110
73,150 Schneider Electric S.A. 16,679,179
66,182 Swiss Re AG. 7,194,338
TOTAL UNITED STATES 69,160,586
TOTAL COMMON STOCKS 1,553,769,391
(Cost $1,352,149,509)
TOTAL LONG-TERM INVESTMENTS 1,553,769,391
(Cost $1,352,149,509)

101
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1 .1%
$ 17,669,000 (d) Fixed Income Clearing Corporation 5 .310% 05/01/24 $ 17,669,000
TOTAL REPURCHASE AGREEMENT 17,669,000
TOTAL SHORT-TERM INVESTMENTS 17,669,000
(Cost $17,669,000)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
13,178,935 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .430 (f) 13,178,935
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 13,178,935
(Cost $13,178,935)
TOTAL INVESTMENTS - 100.1% 1,584,617,326
(Cost $1,382,997,444)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (2,053,397)
NET ASSETS - 100.0% $ 1,582,563,929
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,363,990.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,251,991 or 0.6% of Total Investments.
(d) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $17,671,606 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $18,022,544.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 147 06/21/24  $ 17,103,571 $ 16,666,125 $ (437,446)

Statement of Assets and Liabilities
See Notes to Financial Statements
102
April 30, 2024 (Unaudited)
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
ASSETS
Long-term investments, at value
*†
$ 6,076,437,396 $ 5,875,996,773 $ 5,749,411,540
Affiliated investments, at value
‡
– – –
Short-term investments, at value
#
17,179,220 66,666,276 47,778,785
Investments purchased with collateral from securities lending, at value (cost approximates value) – – –
Cash 289 490 596
Cash denominated in foreign currencies
^
– – –
Receivables:
Dividends 3,882,536 916,658 2,818,676
Interest 2,436 7,634 5,209
Investments sold 99 266,029 26,649,060
Reclaims 218,544 204,392 18,480
Reimbursement from Adviser 846,344 964,922 808,163
Shares sold 3,259,326 31,788,692 11,637,878
Other 1,327,576 577,426 1,088,392
Total assets 6,103,153,766 5,977,389,292 5,840,216,779
LIABILITIES
Due to affiliates 25,145 25,227 23,812
Cash overdraft – – –
Payables:
Management fees 2,005,460 1,971,937 1,872,389
Collateral from securities lending – – –
Capital gain taxes – – –
Investments purchased - regular settlement 1,542 20,647,790 27,906,120
Shares redeemed 510,832 2,839,763 344,253
Service agreement fees 107,103 88,055 152,257
Variation margin on futures contracts – – –
Accrued expenses:
Custodian fees 6,881 10,868 8,033
Professional fees 22,366 21,936 22,226
Shareholder reporting expenses 20,512 34,828 27,437
Shareholder servicing agent fees 133,610 134,600 17,949
Trustees fees 1,132,540 603,290 1,108,259
12b-1 distribution and service fees 351,729 280,656 38,880
Other 5,769 2,838 4,139
Total liabilities 4,323,489 26,661,788 31,525,754
Net assets $ 6,098,830,277 $ 5,950,727,504 $ 5,808,691,025
NET ASSETS CONSIST OF:
Paid-in capital $ 3,503,882,536 $ 2,743,126,502 $ 3,762,166,755
Total distributable earnings (loss) 2,594,947,741 3,207,601,002 2,046,524,270
Net assets $ 6,098,830,277 $ 5,950,727,504 $ 5,808,691,025
*
Includes securities loaned of $ – $ – $ –
†
Long-term investments, cost $ 3,788,182,272 $ 2,811,585,755 $ 3,757,416,835
‡
Affiliated investments, cost $ – $ – $ –
#
Short-term investments, cost $ 17,179,222 $ 66,662,575 $ 47,778,765
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements
103
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
2.9
Social Choice Low
Carbon Equity
3.01
Emerging Markets
Equity
$ 1,006,447,786 $ 1,685,476,427 $ 2,968,489,956 $ 1,265,809,965 $ 6,017,987,817 $ 1,141,013,942 $ 1,589,301,157
– – – – – – 74,302,821
8,032,000 2,856,000 57,302,708 3,439,000 11,985,396 7,944,066 58,687,265
25,458,044 9,851,216 16,633,420 343,876 298,759 1,640,439 758,306
132 1,833,595 798 376 – 740 –
97,124 – – – – – 651,250
340,864 684,519 797,574 299,945 4,530,613 910,958 1,822,938
1,185 421 3,676 507 – 803 1,934
1,028,851 – 9,944,444 – 13,856,496 1,489,225 2,725,319
– – – – – – 157
14,410 29,955 178,338 238,208 52,006 30,829 1,104,217
45,438 66,195 2,659,240 584,768 400,030 11,346 19,455
496,012 981,100 627,752 35,608 687,470 21,553 164,421
1,041,961,846 1,701,779,428 3,056,637,906 1,270,752,253 6,049,798,587 1,153,063,901 1,729,539,240
13,964 15,300 19,432 16,176 23,888 14,370 17,259
– – – – 1,356,773 – 532,063
393,268 625,578 1,002,895 456,012 759,562 241,041 1,176,825
25,458,044 9,851,216 16,633,420 343,876 298,759 1,640,439 758,306
– – – – – – 8,190,658
19,890,788 – 10,018,409 – 2,486,763 – 8,091,850
228,928 786,738 70,667 1,497,541 3,334,453 1,024,213 12,707,886
56,880 86,462 93,378 104,769 174,787 126,776 12,781
– – 962,254 – 336,000 136,000 –
4,183 3,292 5,335 5,536 9,129 4,057 35,995
20,157 20,960 17,802 19,520 19,921 17,592 26,260
5,364 8,209 8,974 4,349 42,035 7,504 4,432
25,445 26,857 17,694 5,283 37,116 5,659 1,992
444,186 987,834 634,151 38,489 713,898 25,362 167,284
39,548 44,600 34,685 4,835 139,272 14,683 2,108
4,507 4,953 5,871 4,229 446,145 87,164 12,360
46,585,262 12,461,999 29,524,967 2,500,615 10,178,501 3,344,860 31,738,059
$ 995,376,584 $ 1,689,317,429 $ 3,027,112,939 $ 1,268,251,638 $ 6,039,620,086 $ 1,149,719,041 $ 1,697,801,181
$ 960,397,843 $ 1,389,262,952 $ 2,428,909,397 $ 961,437,772 $ 3,282,008,425 $ 862,264,014 $ 2,064,765,573
34,978,741 300,054,477 598,203,542 306,813,866 2,757,611,661 287,455,027 (366,964,392)
$ 995,376,584 $ 1,689,317,429 $ 3,027,112,939 $ 1,268,251,638 $ 6,039,620,086 $ 1,149,719,041 $ 1,697,801,181
$ 31,584,284 $ 9,200,192 $ 32,577,182 $ 3,630,163 $ 287,890 $ 2,229,566 $ 7,080,237
$ 826,541,354 $ 1,401,958,678 $ 2,449,891,485 $ 1,014,127,224 $ 3,849,013,407 $ 870,439,219 $ 1,499,676,201
$ – $ – $ – $ – $ – $ – $ 36,801,789
$ 8,032,000 $ 2,856,000 $ 57,302,549 $ 3,439,000 $ 11,985,368 $ 7,944,075 $ 58,692,592
$ 97,326 $ – $ – $ – $ – $ – $ 651,480

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
104
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2024 (Unaudited)
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
CLASS A:
Net assets $ 1,679,461,330 $ 1,321,407,975 $ 156,067,660
Shares outstanding 68,892,854 53,129,450 7,862,384
Net asset value per share $ 24 .38 $ 24 .87 $ 19 .85
CLASS I:
Net assets $ 5,008,260 $ 5,180,058 $ 676,738
Shares outstanding 347,953 207,149 32,045
Net asset value per share $ 14 .39 $ 25 .01 $ 21 .12
PREMIER CLASS:
Net assets $ 8,285,551 $ 8,356,009 $ 53,774,771
Shares outstanding 574,451 333,933 2,547,589
Net asset value per share $ 14 .42 $ 25 .02 $ 21 .11
CLASS R6:
Net assets $ 1,681,431,182 $ 1,605,453,654 $ 2,643,689,194
Shares outstanding 116,956,095 64,143,342 125,044,818
Net asset value per share $ 14 .38 $ 25 .03 $ 21 .14
RETIREMENT CLASS:
Net assets $ 508,736,645 $ 409,487,890 $ 757,588,305
Shares outstanding 34,146,271 16,553,585 36,001,649
Net asset value per share $ 14 .90 $ 24 .74 $ 21 .04
CLASS W:
Net assets $ 2,215,907,309 $ 2,600,841,918 $ 2,196,894,357
Shares outstanding 154,277,953 103,860,275 103,867,231
Net asset value per share $ 14 .36 $ 25 .04 $ 21 .15
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
105
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
2.9
Social Choice Low
Carbon Equity
3.01
Emerging Markets
Equity
$ 176,603,632 $ 193,269,017 $ 139,153,690 $ 22,952,156 $ 641,810,134 $ 67,208,408 $ 7,035,006
9,377,991 11,924,975 8,370,224 1,616,618 27,901,021 3,239,128 886,193
$ 18 .83 $ 16 .21 $ 16 .62 $ 14 .20 $ 23 .00 $ 20 .75 $ 7 .94
$ 175,841 $ 307,953 $ 869,933 $ 62,897,244 $ 33,379,399 $ 4,919,465 $ 110,529
8,858 18,093 49,279 4,387,229 1,242,213 236,177 13,867
$ 19 .85 $ 17 .02 $ 17 .65 $ 14 .34 $ 26 .87 $ 20 .83 $ 7 .97
$ 15,748,252 $ 34,375,130 $ 44,535,403 $ 144,275 $ 42,063,139 $ 5,192,649 $ 5,354,246
797,970 2,020,306 2,542,177 10,000 1,569,413 248,625 671,050
$ 19 .74 $ 17 .01 $ 17 .52 $ 14 .43 $ 26 .80 $ 20 .89 $ 7 .98
$ 536,299,244 $ 1,048,866,649 $ 1,881,727,833 $ 112,518,716 $ 4,536,425,385 $ 478,562,997 $ 206,475,473
26,853,992 61,538,932 106,562,883 7,859,859 168,614,051 22,951,754 25,917,581
$ 19 .97 $ 17 .04 $ 17 .66 $ 14 .32 $ 26 .90 $ 20 .85 $ 7 .97
$ 266,549,615 $ 412,498,680 $ 450,337,767 $ 453,839,758 $ 785,942,029 $ 593,835,522 $ 60,245,693
14,095,614 24,440,160 26,591,167 31,947,049 28,633,827 28,645,197 7,602,115
$ 18 .91 $ 16 .88 $ 16 .94 $ 14 .21 $ 27 .45 $ 20 .73 $ 7 .92
$ – $ – $ 510,488,313 $ 615,899,489 $ – $ – $ 1,418,580,234
– – 28,934,135 42,936,238 – – 177,374,966
$ – $ – $ 17 .64 $ 14 .34 $ – $ – $ 8 .00
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
106
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2024 (Unaudited)
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
ASSETS
Long-term investments, at value
*†
$ 6,755,906,972 $ 2,369,481,110 $ 1,229,225,260
Short-term investments, at value
#
59,699,000 49,619,135 916,000
Investments purchased with collateral from securities lending, at value (cost approximates value) – 41,522,946 4,541,035
Cash – – –
Cash denominated in foreign currencies
^
402,556 545,641 1,817,963
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 25,285,327 6,822,655 6,463,496
Interest 8,813 3,277 135
Investments sold 95,200,596 2,506,979 18,318,933
Reclaims 17,460,190 4,256,675 1,452,109
Reimbursement from Adviser 1,472,102 1,114,058 695,372
Shares sold 644,677 124,016 840
Other 1,903,212 211,381 62,588
Total assets 6,957,983,445 2,476,207,873 1,263,493,731
LIABILITIES
Due to affiliates 27,186 18,688 16,306
Cash overdraft 318,416 16 65
Payables:
Management fees 2,522,972 1,170,500 660,704
Collateral from securities lending – 41,522,946 4,541,035
Capital gain taxes 1,363,680 854,256 3,099,136
Investments purchased - regular settlement 106,351,840 – 11,926,025
Investments purchased - when-issued/delayed-delivery settlement – – 1,408
Shares redeemed 19,417,369 5,753,634 7,662,158
Service agreement fees 68,698 25,436 1,602
Variation margin on futures contracts – – –
Accrued expenses:
Custodian fees 45,727 24,202 110,290
Professional fees 26,514 23,500 24,472
Shareholder reporting expenses 59,610 8,354 2,849
Shareholder servicing agent fees 53,855 5,344 278
Trustees fees 1,420,944 143,582 44,861
12b-1 distribution and service fees 56,910 8,017 220
Other 495,993 9,002 124,379
Total liabilities 132,229,714 49,567,477 28,215,788
Net assets $ 6,825,753,731 $ 2,426,640,396 $ 1,235,277,943
NET ASSETS CONSIST OF:
Paid-in capital $ 5,457,806,541 $ 2,570,379,865 $ 1,255,259,608
Total distributable earnings (loss) 1,367,947,190 (143,739,469) (19,981,665)
Net assets $ 6,825,753,731 $ 2,426,640,396 $ 1,235,277,943
*
Includes securities loaned of $ – $ 58,359,663 $ 35,489,404
†
Long-term investments, cost $ 4,919,488,340 $ 1,772,137,701 $ 1,132,192,323
#
Short-term investments, cost $ 59,699,000 $ 49,620,460 $ 916,000
^
Cash denominated in foreign currencies, cost $ 404,517 $ 548,146 $ 1,819,154

See Notes to Financial Statements
107
3.4
International Responsible
Equity
$ 1,553,769,391
17,669,000
13,178,935
68
657,954
535,257
7,430,707
2,606
162
3,427,684
–
666,989
62,587
1,597,401,340
15,008
–
388,013
13,178,935
–
–
–
669,876
149,100
229,320
17,634
23,981
15,731
2,209
28,143
6,786
112,675
14,837,411
$ 1,582,563,929
$ 1,379,565,632
202,998,297
$ 1,582,563,929
$ 27,363,990
$ 1,352,149,509
$ 17,669,000
$ 661,493

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
108
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2024 (Unaudited)
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
CLASS A:
Net assets $ 240,576,814 $ 36,069,600 $ 1,018,844
Shares outstanding 29,763,995 2,444,058 96,098
Net asset value per share $ 8 .08 $ 14 .76 $ 10 .60
CLASS I:
Net assets $ 2,353,695 $ 32,012,269 $ 97,001
Shares outstanding 169,108 2,167,890 9,175
Net asset value per share $ 13 .92 $ 14 .77 $ 10 .57
PREMIER CLASS:
Net assets $ 55,919,329 $ 2,882,519 $ 78,658
Shares outstanding 4,119,348 194,570 7,327
Net asset value per share $ 13 .57 $ 14 .81 $ 10 .74
CLASS R6:
Net assets $ 2,626,687,189 $ 141,615,249 $ 71,592,781
Shares outstanding 193,291,429 9,576,784 6,766,297
Net asset value per share $ 13 .59 $ 14 .79 $ 10 .58
RETIREMENT CLASS:
Net assets $ 327,442,840 $ 83,876,608 $ 7,660,438
Shares outstanding 23,078,829 5,694,857 724,796
Net asset value per share $ 14 .19 $ 14 .73 $ 10 .57
CLASS W:
Net assets $ 3,572,773,864 $ 2,130,184,151 $ 1,154,830,221
Shares outstanding 261,786,749 143,575,880 108,744,206
Net asset value per share $ 13 .65 $ 14 .84 $ 10 .62
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
109
3.4
International Responsible
Equity
$ 32,607,373
2,504,197
$ 13 .02
$ 14,344,487
1,098,938
$ 13 .05
$ 649,403
49,612
$ 13 .09
$ 834,000,332
63,819,762
$ 13 .07
$ 700,962,334
53,878,555
$ 13 .01
$ –
–
$ –
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
110
Six Months Ended April 30, 2024 (Unaudited)
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
INVESTMENT INCOME
Dividends from unaffiliated investments $ 42,002,175 $ 20,834,632 $ 54,221,202
Dividends from affiliated investments – – –
Interest 490,917 564,261 1,566,849
Securities lending income, net – 2,312 2,019
Other income 222,145 440,475 327,661
Tax withheld – (223,468) (65,625)
Total investment income 42,715,237 21,618,212 56,052,106
EXPENSES
Management fees 11,648,750 11,662,177 10,521,611
12b-1 distribution and service fees — Class A 1,997,279 1,616,439 189,066
12b-1 distribution and service fees — Premier Class 5,437 6,663 33,801
Shareholder servicing agent fees — Class A 252,498 236,955 36,293
Shareholder servicing agent fees — Class I 2,013 2,125 296
Shareholder servicing agent fees — Premier Class 62 52 39
Shareholder servicing agent fees — Class R6 870 1,551 911
Shareholder servicing agent fees — Retirement Class 601,836 501,724 777,855
Shareholder servicing agent fees — Class W 713 827 814
Administrative service fees 69,594 69,851 65,990
Trustees fees 43,495 43,361 37,946
Custodian expenses 21,083 32,942 49,925
Overdraft expense 2,556 25,772 569
Professional fees 32,058 28,994 28,608
Registration fees 38,564 59,199 34,637
Shareholder reporting expenses 89,311 114,844 95,217
Other 45,429 48,568 41,900
Total expenses 14,851,548 14,452,044 11,915,478
Expenses reimbursed by the investment adviser (4,427,600) (5,320,630) (4,479,598)
Fee waiver by investment adviser and Nuveen Securities (147,285) – –
Net expenses 10,276,663 9,131,414 7,435,880
Net investment income (loss) 32,438,574 12,486,798 48,616,226
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
319,702,575 211,253,787 45,968,891
Futures contracts – – –
Foreign currency transactions 12,448 (18,415) 1,932
Net realized gain (loss) 319,715,023 211,235,372 45,970,823
Change in unrealized appreciation (depreciation) on:
Investments
‡
932,121,119 985,238,824 811,710,356
Affiliated investments – – –
Futures contracts – – –
Foreign currency translations 15,338 14,173 158
Net change in unrealized appreciation (depreciation) 932,136,457 985,252,997 811,710,514
Net realized and unrealized gain (loss) 1,251,851,480 1,196,488,369 857,681,337
Net increase (decrease) in net assets from operations $ 1,284,290,054 $ 1,208,975,167 $ 906,297,563
*   Net of foreign capital gains tax $ – $ – $ –
‡
Net of change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements
111
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
2.9
Social Choice Low
Carbon Equity
3.01
Emerging Markets
Equity
$ 4,120,391 $ 15,966,471 $ 16,290,986 $ 7,858,818 $ 44,278,404 $ 8,403,491 $ 17,057,524
– – – – – – 689,266
108,963 199,747 1,648,534 103,318 914,228 323,303 1,406,299
244,428 10,891 43,705 36,065 737,759 23,011 31,699
78,673 135,636 – – – – 164,917
(128,015) (57,241) (49,148) (15,307) (28,580) – (1,468,664)
4,424,440 16,255,504 17,934,077 7,982,894 45,901,811 8,749,805 17,881,041
2,374,990 3,722,019 5,798,287 2,615,030 4,556,146 1,487,789 6,956,701
224,592 238,101 171,302 28,421 790,283 82,876 8,806
12,349 25,251 30,442 104 32,182 4,011 3,773
47,517 51,413 34,320 7,443 72,552 11,699 3,894
90 225 349 29,014 19,899 2,438 39
49 42 33 15 576 34 32
747 642 1,242 3,540 4,360 396 232
346,072 518,892 520,529 506,709 1,001,047 787,294 79,921
– – 209 238 – – 599
38,429 42,068 53,699 44,679 65,713 39,581 47,467
7,993 13,046 20,977 8,800 46,579 9,479 12,860
16,039 10,354 15,199 12,232 28,686 12,848 368,189
12,352 2,945 141 11,691 2,418 – 12,143
21,066 22,377 20,402 20,670 27,448 18,931 27,893
30,362 28,775 28,576 25,393 40,106 26,739 24,995
24,011 40,857 51,197 25,897 145,168 31,048 30,534
23,952 26,037 31,740 24,571 (40,547) 7,925 30,049
3,180,610 4,743,044 6,778,644 3,364,447 6,792,616 2,523,088 7,608,127
– – (1,074,070) (1,439,192) – (106,841) (6,194,171)
– (42,055) – – (311,663) – –
3,180,610 4,700,989 5,704,574 1,925,255 6,480,953 2,416,247 1,413,956
1,243,830 11,554,515 12,229,503 6,057,639 39,420,858 6,333,558 16,467,085
5,548,242 91,528,076 80,697,174 61,526,470 600,855,159 26,996,688 (13,569,534)
– – 5,779,279 – 5,259,370 2,133,213 –
(3,135) 2,351 85,351 73 22,642 23,858 (612,972)
5,545,107 91,530,427 86,561,804 61,526,543 606,137,171 29,153,759 (14,182,506)
175,910,611 200,761,007 425,174,477 170,643,733 478,012,352 185,473,887 189,986,944
– – – – – – 12,131,073
– – (348,537) – (306,352) (30,512) –
5,539 206 – – – – 4,791
175,916,150 200,761,213 424,825,940 170,643,733 477,706,000 185,443,375 202,122,808
181,461,257 292,291,640 511,387,744 232,170,276 1,083,843,171 214,597,134 187,940,302
$ 182,705,087 $ 303,846,155 $ 523,617,247 $ 238,227,915 $ 1,123,264,029 $ 220,930,692 $ 204,407,387
$ – $ – $ – $ – $ – $ – $ 654,274
$ – $ – $ – $ – $ – $ – $ (5,583,046)

Statement of Operations
(continued)
See Notes to Financial Statements
112
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended April 30, 2024 (Unaudited)
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
INVESTMENT INCOME
Dividends $ 117,776,919 $ 27,427,906 $ 18,000,526
Interest 475,170 782,131 13,082
Securities lending income, net 91,842 243,840 123,621
Other income 501,131 189,982 –
Tax withheld (4,853,477) (3,185,358) (1,881,406)
Total investment income 113,991,585 25,458,501 16,255,823
EXPENSES
Management fees 14,919,506 6,964,623 3,879,021
12b-1 distribution and service fees — Class A 293,606 47,189 1,192
12b-1 distribution and service fees — Premier Class 39,396 2,090 57
Shareholder servicing agent fees — Class A 93,581 7,734 668
Shareholder servicing agent fees — Class I 1,245 14,738 26
Shareholder servicing agent fees — Premier Class 38 44 23
Shareholder servicing agent fees — Class R6 1,043 190 108
Shareholder servicing agent fees — Retirement Class 408,348 109,533 9,778
Shareholder servicing agent fees — Class W 1,050 794 527
Administrative service fees 74,703 51,416 44,915
Trustees fees 51,727 18,372 9,206
Custodian expenses 151,508 81,277 339,897
Overdraft expense 34,138 37,281 54,989
Professional fees 32,915 25,359 26,930
Registration fees 38,499 58,350 24,669
Shareholder reporting expenses 187,459 44,060 22,070
Other 83,807 55,563 103,008
Total expenses 16,412,569 7,518,613 4,517,084
Expenses reimbursed by the investment adviser (8,066,725) (6,367,531) (4,150,682)
Net expenses 8,345,844 1,151,082 366,402
Net investment income (loss) 105,645,741 24,307,419 15,889,421
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
(65,588,968) 8,623,294 62,417,687
Futures contracts – – –
Foreign currency transactions (186,026) (163,393) (195,238)
Net realized gain (loss) (65,774,994) 8,459,901 62,222,449
Change in unrealized appreciation (depreciation) on:
Investments
‡
995,874,528 333,987,214 138,542,204
Futures contracts – – –
Foreign currency translations (178,862) (61,754) (121,362)
Net change in unrealized appreciation (depreciation) 995,695,666 333,925,460 138,420,842
Net realized and unrealized gain (loss) 929,920,672 342,385,361 200,643,291
Net increase (decrease) in net assets from operations $ 1,035,566,413 $ 366,692,780 $ 216,532,712
*   Net of foreign capital gains tax $ 15,828 $ (5,957) $ 3,449,404
‡
Net of change in unrealized foreign capital gains taxes $ (1,363,680) $ (853,424) $ (918,199)

See Notes to Financial Statements
113
3.4
International Responsible
Equity
$ 25,451,454
377,146
106,618
–
(2,285,031)
23,650,187
2,301,396
39,355
542
4,356
6,503
33
984
878,800
–
41,272
11,649
53,592
32,330
25,128
27,126
52,420
95,409
3,570,895
–
3,570,895
20,079,292
16,036,391
2,216,195
(34,430)
18,218,156
186,735,312
(214,537)
(110,566)
186,410,209
204,628,365
$ 224,707,657
$ –
$ –

Statement of Changes in Net Assets
See Notes to Financial Statements
114
2.1
Core Equity
2.2
Large Cap Growth
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 32,438,574 $ 62,241,751 $ 12,486,798 $ 24,669,757
Net realized gain (loss) 319,715,023 1,125,593,787 211,235,372 17,637,893
Net change in unrealized appreciation (depreciation) 932,136,457 (427,787,463) 985,252,997 980,591,499
Net increase (decrease) in net assets from operations 1,284,290,054 760,048,075 1,208,975,167 1,022,899,149
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (190,116,798) (69,931,420) – (1,525,896)
Class I (810,191) (259,463) (6,245) (11,731)
Premier Class (1,254,630) (708,624) (1,605) (27,184)
Class R6 (298,797,103) (115,711,297) (3,464,317) (4,801,785)
Retirement Class (86,450,380) (32,528,001) (60,378) (301,835)
Class W (427,241,667) (173,721,425) (15,194,214) (17,679,144)
Total distributions (1,004,670,769) (392,860,230) (18,726,759) (24,347,575)
FUND SHARE TRANSACTIONS
Subscriptions 166,166,098 313,453,630 261,610,530 488,159,221
Reinvestments of distributions 972,746,267 348,420,136 18,633,165 24,106,167
Redemptions (497,926,029) (968,718,037) (638,913,799) (1,088,674,995)
Net increase (decrease) from Fund share transactions 640,986,336 (306,844,271) (358,670,104) (576,409,607)
Net increase (decrease) in net assets 920,605,621 60,343,574 831,578,304 422,141,967
Net assets at the beginning of period 5,178,224,656 5,117,881,082 5,119,149,200 4,697,007,233
Net assets at the end of period $ 6,098,830,277 $ 5,178,224,656 $ 5,950,727,504 $ 5,119,149,200

See Notes to Financial Statements
115
2.3
Large Cap Value
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap Equity
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
$ 48,616,226 $ 91,633,160 $ 1,243,830 $ 917,248 $ 11,554,515 $ 26,912,215 $ 12,229,503 $ 29,010,440
45,970,823 344,337,147 5,545,107 (52,312,414) 91,530,427 (74,073,832) 86,561,804 31,431,780
811,710,514 (254,993,253) 175,916,150 66,903,491 200,761,213 (29,602,108) 424,825,940 (187,426,272)
906,297,563 180,977,054 182,705,087 15,508,325 303,846,155 (76,763,725) 523,617,247 (126,984,052)
– – – – – – – –
(12,355,241) (8,657,858) – (625,909) (2,755,294) (26,915,843) (2,671,939) (7,625,678)
(51,879) (29,112) (201) (1,544) (6,682) (61,798) (18,516) (58,474)
(3,235,367) (3,922,892) – (114,180) (496,870) (7,189,571) (759,812) (3,508,417)
(170,542,963) (105,967,541) (1,033,192) (3,369,527) (17,175,894) (143,108,775) (36,802,600) (90,772,292)
(43,412,797) (27,086,910) – (915,705) (5,890,324) (60,994,791) (7,831,860) (21,284,570)
(182,818,866) (138,905,275) – – – – (13,251,364) (35,742,229)
(412,417,113) (284,569,588) (1,033,393) (5,026,865) (26,325,064) (238,270,778) (61,336,091) (158,991,660)
760,076,061 509,118,002 9,983,412 27,835,391 22,933,063 64,467,104 231,526,491 293,055,637
410,535,104 281,678,333 1,033,200 5,007,340 26,210,251 237,163,754 61,220,061 158,663,474
(368,436,813) (1,096,613,944) (97,763,806) (225,358,384) (151,685,949) (280,952,980) (141,254,009) (485,358,152)
802,174,352 (305,817,609) (86,747,194) (192,515,653) (102,542,635) 20,677,878 151,492,543 (33,639,041)
1,296,054,802 (409,410,143) 94,924,500 (182,034,193) 174,978,456 (294,356,625) 613,773,699 (319,614,753)
4,512,636,223 4,922,046,366 900,452,084 1,082,486,277 1,514,338,973 1,808,695,598 2,413,339,240 2,732,953,993
$ 5,808,691,025 $ 4,512,636,223 $ 995,376,584 $ 900,452,084 $ 1,689,317,429 $ 1,514,338,973 $ 3,027,112,939 $ 2,413,339,240

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
116
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
2.7
Quant Small/Mid Cap Equity
2.8
Large Cap Responsible Equity
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 6,057,639 $ 13,154,416 $ 39,420,858 $ 91,825,076
Net realized gain (loss) 61,526,543 18,629,974 606,137,171 245,639,371
Net change in unrealized appreciation (depreciation) 170,643,733 (35,661,137) 477,706,000 39,179,374
Net increase (decrease) in net assets from operations 238,227,915 (3,876,747) 1,123,264,029 376,643,821
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (498,254) (1,234,085) (37,955,578) (29,561,934)
Class I (952,120) (1,172,125) (2,616,609) (2,037,412)
Premier Class (3,265) (8,980) (2,231,223) (3,186,415)
Class R6 (2,252,863) (4,768,950) (247,051,985) (207,971,144)
Retirement Class (8,753,062) (19,327,406) (40,974,140) (34,961,840)
Class W (18,751,724) (60,331,732) – –
Total distributions (31,211,288) (86,843,278) (330,829,535) (277,718,745)
FUND SHARE TRANSACTIONS
Subscriptions 147,346,544 185,561,492 190,868,421 480,249,670
Reinvestments of distributions 30,389,759 86,759,916 312,665,542 265,916,495
Redemptions (122,038,875) (410,510,041) (687,514,907) (1,477,620,233)
Net increase (decrease) from Fund share transactions 55,697,428 (138,188,633) (183,980,944) (731,454,068)
Net increase (decrease) in net assets 262,714,055 (228,908,658) 608,453,550 (632,528,992)
Net assets at the beginning of period 1,005,537,583 1,234,446,241 5,431,166,536 6,063,695,528
Net assets at the end of period $ 1,268,251,638 $ 1,005,537,583 $ 6,039,620,086 $ 5,431,166,536

See Notes to Financial Statements
117
2.9
Social Choice Low Carbon Equity
3.01
Emerging Markets Equity
3.1
International Equity
3.2
International Opportunities
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
$ 6,333,558 $ 14,122,775 $ 16,467,085 $ 29,145,925 $ 105,645,741 $ 191,780,313 $ 24,307,419 $ 43,039,020
29,153,759 2,901,206 (14,182,506) (163,683,098) (65,774,994) (212,857,199) 8,459,901 (30,274,378)
185,443,375 55,030,431 202,122,808 362,923,972 995,695,666 961,774,814 333,925,460 92,308,655
220,930,692 72,054,412 204,407,387 228,386,799 1,035,566,413 940,697,928 366,692,780 105,073,297
– – – – – – – –
(966,051) (850,635) (208,706) – (9,445,093) (7,130,146) (347,356) (2,670)
(81,822) (137,185) (3,551) (51) (55,344) (49,632) (390,900) (15,479)
(86,614) (105,528) (153,946) (1,417) (1,278,590) (1,314,382) (29,056) (997)
(8,565,033) (8,421,282) (6,946,604) (110,455) (69,281,091) (53,022,200) (1,741,005) (59,935)
(9,748,234) (8,580,397) (2,025,782) (10,002) (7,334,328) (6,179,370) (886,690) (41,756)
– – (55,912,001) (11,306,655) (106,658,498) (84,267,011) (37,680,868) (3,104,263)
(19,447,754) (18,095,027) (65,250,590) (11,428,580) (194,052,944) (151,962,741) (41,075,875) (3,225,100)
25,606,358 140,285,561 119,175,300 314,530,104 254,983,016 493,936,595 74,661,421 344,566,383
18,169,873 16,435,097 65,243,521 11,428,560 190,322,229 149,042,694 40,957,849 3,221,382
(204,513,078) (173,462,772) (163,236,121) (577,304,281) (603,213,399) (1,547,746,723) (204,235,670) (645,532,412)
(160,736,847) (16,742,114) 21,182,700 (251,345,617) (157,908,154) (904,767,434) (88,616,400) (297,744,647)
40,746,091 37,217,271 160,339,497 (34,387,398) 683,605,315 (116,032,247) 237,000,505 (195,896,450)
1,108,972,950 1,071,755,679 1,537,461,684 1,571,849,082 6,142,148,416 6,258,180,663 2,189,639,891 2,385,536,341
$ 1,149,719,041 $ 1,108,972,950 $ 1,697,801,181 $ 1,537,461,684 $ 6,825,753,731 $ 6,142,148,416 $ 2,426,640,396 $ 2,189,639,891

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
118
(continued)
Statement of Changes in Net Assets
(continued)
3.3
Quant International Small Cap Equity
3.4
International Responsible Equity
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 15,889,421 $ 38,835,254 $ 20,079,292 $ 40,434,886
Net realized gain (loss) 62,222,449 (44,670,403) 18,218,156 (11,435,053)
Net change in unrealized appreciation (depreciation) 138,420,842 129,573,092 186,410,209 158,614,801
Net increase (decrease) in net assets from operations 216,532,712 123,737,943 224,707,657 187,614,634
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (24,393) (26,222) (915,113) (466,477)
Class I (2,565) (2,284) (415,430) (209,129)
Premier Class (2,151) (2,167) (19,729) (14,490)
Class R6 (2,093,206) (2,265,188) (25,645,294) (16,758,430)
Retirement Class (213,678) (285,949) (20,918,259) (10,818,157)
Class W (41,164,803) (44,458,628) – –
Total distributions (43,500,796) (47,040,438) (47,913,825) (28,266,683)
FUND SHARE TRANSACTIONS
Subscriptions 30,505,754 90,698,605 104,699,375 324,914,382
Reinvestments of distributions 43,495,620 47,035,184 42,146,965 22,673,194
Redemptions (83,082,077) (338,276,137) (127,304,367) (266,531,505)
Net increase (decrease) from Fund share transactions (9,080,703) (200,542,348) 19,541,973 81,056,071
Net increase (decrease) in net assets 163,951,213 (123,844,843) 196,335,805 240,404,022
Net assets at the beginning of period 1,071,326,730 1,195,171,573 1,386,228,124 1,145,824,102
Net assets at the end of period $ 1,235,277,943 $ 1,071,326,730 $ 1,582,563,929 $ 1,386,228,124

Financial Highlights
See Notes to Financial Statements
120
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.1
Core Equity
Class A:
4/30/24
#
$ 22 .30 $ 0 .09 $ 5 .04 $ 5 .13 $ ( 0 .07 ) $ ( 2 .98 ) $ ( 3 .05 ) $ 24 .38
10/31/23 20 .52 0 .18 2 .71 2 .89 ( 0 .14 ) ( 0 .97 ) ( 1 .11 ) 22 .30
10/31/22 28 .59 0 .20 ( 4 .90 ) ( 4 .70 ) ( 0 .12 ) ( 3 .25 ) ( 3 .37 ) 20 .52
10/31/21 21 .14 0 .12 8 .46 8 .58 ( 0 .09 ) ( 1 .04 ) ( 1 .13 ) 28 .59
10/31/20 20 .02 0 .17 1 .86 2 .03 ( 0 .15 ) ( 0 .76 ) ( 0 .91 ) 21 .14
10/31/19 19 .30 0 .23 1 .65 1 .88 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .02
Class I:
4/30/24
#
14 .32 0 .07 3 .08 3 .15 ( 0 .10 ) ( 2 .98 ) ( 3 .08 ) 14 .39
10/31/23 13 .60 0 .14 1 .74 1 .88 ( 0 .19 ) ( 0 .97 ) ( 1 .16 ) 14 .32
10/31/22 20 .09 0 .15 ( 3 .23 ) ( 3 .08 ) ( 0 .16 ) ( 3 .25 ) ( 3 .41 ) 13 .60
10/31/21 15 .17 0 .12 5 .99 6 .11 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 20 .09
10/31/20 14 .64 0 .15 1 .33 1 .48 ( 0 .19 ) ( 0 .76 ) ( 0 .95 ) 15 .17
10/31/19 14 .45 0 .20 1 .19 1 .39 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 14 .64
Premier Class:
4/30/24
#
14 .35 0 .06 3 .09 3 .15 ( 0 .10 ) ( 2 .98 ) ( 3 .08 ) 14 .42
10/31/23 13 .62 0 .14 1 .74 1 .88 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 14 .35
10/31/22 20 .11 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .15 ) ( 3 .25 ) ( 3 .40 ) 13 .62
10/31/21 15 .19 0 .11 5 .99 6 .10 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 20 .11
10/31/20 14 .65 0 .15 1 .33 1 .48 ( 0 .18 ) ( 0 .76 ) ( 0 .94 ) 15 .19
10/31/19 14 .45 0 .19 1 .20 1 .39 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 14 .65
Class R6:
4/30/24
#
14 .31 0 .07 3 .09 3 .16 ( 0 .11 ) ( 2 .98 ) ( 3 .09 ) 14 .38
10/31/23 13 .58 0 .15 1 .75 1 .90 ( 0 .20 ) ( 0 .97 ) ( 1 .17 ) 14 .31
10/31/22 20 .07 0 .17 ( 3 .24 ) ( 3 .07 ) ( 0 .17 ) ( 3 .25 ) ( 3 .42 ) 13 .58
10/31/21 15 .16 0 .14 5 .97 6 .11 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 20 .07
10/31/20 14 .63 0 .17 1 .33 1 .50 ( 0 .21 ) ( 0 .76 ) ( 0 .97 ) 15 .16
10/31/19 14 .44 0 .21 1 .20 1 .41 ( 0 .18 ) ( 1 .04 ) ( 1 .22 ) 14 .63
Retirement Class:
4/30/24
#
14 .73 0 .06 3 .18 3 .24 ( 0 .09 ) ( 2 .98 ) ( 3 .07 ) 14 .90
10/31/23 13 .95 0 .12 1 .80 1 .92 ( 0 .17 ) ( 0 .97 ) ( 1 .14 ) 14 .73
10/31/22 20 .51 0 .13 ( 3 .31 ) ( 3 .18 ) ( 0 .13 ) ( 3 .25 ) ( 3 .38 ) 13 .95
10/31/21 15 .47 0 .09 6 .11 6 .20 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .51
10/31/20 14 .91 0 .13 1 .36 1 .49 ( 0 .17 ) ( 0 .76 ) ( 0 .93 ) 15 .47
10/31/19 14 .69 0 .18 1 .22 1 .40 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 14 .91
Class W:
4/30/24
#
14 .30 0 .10 3 .08 3 .18 ( 0 .14 ) ( 2 .98 ) ( 3 .12 ) 14 .36
10/31/23 13 .58 0 .21 1 .74 1 .95 ( 0 .26 ) ( 0 .97 ) ( 1 .23 ) 14 .30
10/31/22 20 .07 0 .23 ( 3 .23 ) ( 3 .00 ) ( 0 .24 ) ( 3 .25 ) ( 3 .49 ) 13 .58
10/31/21 15 .16 0 .21 5 .98 6 .19 ( 0 .24 ) ( 1 .04 ) ( 1 .28 ) 20 .07
10/31/20 14 .64 0 .22 1 .32 1 .54 ( 0 .26 ) ( 0 .76 ) ( 1 .02 ) 15 .16
10/31/19 14 .45 0 .27 1 .19 1 .46 ( 0 .23 ) ( 1 .04 ) ( 1 .27 ) 14 .64
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
g
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
121
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
24 .99% $ 1,679,461 0 .69%
c
0 .68%
c
0 .76%
c
11%
14 .85
g
1,396,039 0 .70 0 .67 0 .84 108
( 18 .73 ) 1,292,439 0 .69 0 .62 0 .87 74
41 .97 1,664,005 0 .69 0 .69 0 .48 61
f
10 .50 1,212,620 0 .69 0 .69 0 .85 64
10 .60 1,199,088 0 .70 0 .69 1 .23 68
25 .09 5,008 0 .50
c
0 .49
c
0 .94
c
11
14 .97
g
3,719 0 .50 0 .50 1 .01 108
( 18 .59 ) 3,048 0 .50 0 .50 1 .01 74
42 .23 3,428 0 .50 0 .50 0 .66 61
f
10 .70 2,701 0 .49 0 .49 1 .04 64
10 .83 2,075 0 .51 0 .50 1 .44 68
25 .01 8,286 0 .56
c
0 .55
c
0 .88
c
11
14 .96
g
5,566 0 .56 0 .55 0 .98 108
( 18 .62 ) 8,396 0 .55 0 .55 0 .87 74
42 .08 20,731 0 .55 0 .55 0 .63 61
f
10 .67 25,805 0 .55 0 .55 1 .03 64
10 .74 44,314 0 .56 0 .55 1 .34 68
25 .18 1,681,431 0 .41
c
0 .40
c
1 .04
c
11
15 .18
g
1,357,423 0 .41 0 .40 1 .11 108
( 18 .53 ) 1,358,311 0 .41 0 .40 1 .08 74
42 .33 1,988,937 0 .40 0 .40 0 .77 61
f
10 .81 1,126,795 0 .40 0 .40 1 .15 64
10 .94 1,409,853 0 .41 0 .40 1 .51 68
24 .98 508,737 0 .66
c
0 .65
c
0 .79
c
11
14 .85
g
414,554 0 .66 0 .65 0 .86 108
( 18 .68 ) 406,033 0 .66 0 .65 0 .83 74
41 .96 577,096 0 .65 0 .65 0 .51 61
f
10 .50 452,343 0 .65 0 .65 0 .89 64
10 .67 497,202 0 .66 0 .65 1 .27 68
25 .38 2,215,907 0 .41
c
0.00
c
1 .45
c
11
15 .58
g
2,000,924 0 .41 0.00 1 .51 108
( 18 .17 ) 2,049,653 0 .41 0.00 1 .49 74
42 .93 2,739,781 0 .40 0.00 1 .17 61
f
11 .21 2,914,760 0 .40 0.00 1 .53 64
11 .39 3,363,807 0 .41 0.00 1 .93 68

Financial Highlights
(continued)
See Notes to Financial Statements
122
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.2
Large Cap Growth
Class A:
4/30/24
#
$ 20 .11 $ 0 .00
d
$ 4 .76 $ 4 .76 $ — $ — $ — $ 24 .87
10/31/23 16 .43 0 .02 3 .69 3 .71 ( 0 .03 ) — ( 0 .03 ) 20 .11
10/31/22 26 .77 0 .02 ( 7 .87 ) ( 7 .85 ) — ( 2 .49 ) ( 2 .49 ) 16 .43
10/31/21 27 .03 ( 0 .05 ) 8 .14 8 .09 ( 0 .04 ) ( 8 .31 ) ( 8 .35 ) 26 .77
10/31/20 21 .34 0 .01 6 .57 6 .58 ( 0 .02 ) ( 0 .87 ) ( 0 .89 ) 27 .03
10/31/19 21 .33 0 .05 2 .36 2 .41 ( 0 .05 ) ( 2 .35 ) ( 2 .40 ) 21 .34
Class I:
4/30/24
#
20 .23 0 .03 4 .78 4 .81 ( 0 .03 ) — ( 0 .03 ) 25 .01
10/31/23 16 .52 0 .06 3 .70 3 .76 ( 0 .05 ) — ( 0 .05 ) 20 .23
10/31/22 26 .88 0 .05 ( 7 .91 ) ( 7 .86 ) ( 0 .01 ) ( 2 .49 ) ( 2 .50 ) 16 .52
10/31/21 27 .12 0 .00
d
8 .17 8 .17 ( 0 .10 ) ( 8 .31 ) ( 8 .41 ) 26 .88
10/31/20 21 .41 0 .06 6 .59 6 .65 ( 0 .07 ) ( 0 .87 ) ( 0 .94 ) 27 .12
10/31/19 21 .40 0 .10 2 .37 2 .47 ( 0 .11 ) ( 2 .35 ) ( 2 .46 ) 21 .41
Premier Class:
4/30/24
#
20 .22 0 .02 4 .78 4 .80 ( 0 .00 )
d
— ( 0 .00 )
d
25 .02
10/31/23 16 .52 0 .05 3 .69 3 .74 ( 0 .04 ) — ( 0 .04 ) 20 .22
10/31/22 26 .88 0 .03 ( 7 .90 ) ( 7 .87 ) — ( 2 .49 ) ( 2 .49 ) 16 .52
10/31/21 27 .10 ( 0 .01 ) 8 .16 8 .15 ( 0 .06 ) ( 8 .31 ) ( 8 .37 ) 26 .88
10/31/20 21 .40 0 .05 6 .58 6 .63 ( 0 .06 ) ( 0 .87 ) ( 0 .93 ) 27 .10
10/31/19 21 .37 0 .08 2 .37 2 .45 ( 0 .07 ) ( 2 .35 ) ( 2 .42 ) 21 .40
Class R6:
4/30/24
#
20 .25 0 .04 4 .79 4 .83 ( 0 .05 ) — ( 0 .05 ) 25 .03
10/31/23 16 .54 0 .07 3 .71 3 .78 ( 0 .07 ) — ( 0 .07 ) 20 .25
10/31/22 26 .91 0 .06 ( 7 .91 ) ( 7 .85 ) ( 0 .03 ) ( 2 .49 ) ( 2 .52 ) 16 .54
10/31/21 27 .14 0 .02 8 .17 8 .19 ( 0 .11 ) ( 8 .31 ) ( 8 .42 ) 26 .91
10/31/20 21 .43 0 .08 6 .59 6 .67 ( 0 .09 ) ( 0 .87 ) ( 0 .96 ) 27 .14
10/31/19 21 .42 0 .11 2 .37 2 .48 ( 0 .12 ) ( 2 .35 ) ( 2 .47 ) 21 .43
Retirement Class:
4/30/24
#
20 .00 0 .01 4 .73 4 .74 ( 0 .00 )
d
— ( 0 .00 )
d
24 .74
10/31/23 16 .33 0 .02 3 .67 3 .69 ( 0 .02 ) — ( 0 .02 ) 20 .00
10/31/22 26 .63 0 .01 ( 7 .82 ) ( 7 .81 ) — ( 2 .49 ) ( 2 .49 ) 16 .33
10/31/21 26 .93 ( 0 .04 ) 8 .10 8 .06 ( 0 .05 ) ( 8 .31 ) ( 8 .36 ) 26 .63
10/31/20 21 .27 0 .02 6 .54 6 .56 ( 0 .03 ) ( 0 .87 ) ( 0 .90 ) 26 .93
10/31/19 21 .27 0 .06 2 .36 2 .42 ( 0 .07 ) ( 2 .35 ) ( 2 .42 ) 21 .27
Class W:
4/30/24
#
20 .30 0 .09 4 .79 4 .88 ( 0 .14 ) — ( 0 .14 ) 25 .04
10/31/23 16 .59 0 .15 3 .71 3 .86 ( 0 .15 ) — ( 0 .15 ) 20 .30
10/31/22 27 .00 0 .14 ( 7 .92 ) ( 7 .78 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 16 .59
10/31/21 27 .24 0 .12 8 .19 8 .31 ( 0 .24 ) ( 8 .31 ) ( 8 .55 ) 27 .00
10/31/20 21 .50 0 .18 6 .61 6 .79 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 27 .24
10/31/19 21 .43 0 .19 2 .37 2 .56 ( 0 .14 ) ( 2 .35 ) ( 2 .49 ) 21 .50
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
123
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
23 .67% $ 1,321,408 0 .70%
c
0 .70%
c
0 .03%
c
14%
22 .60
g
1,090,321 0 .71 0 .68 0 .10 44
( 32 .23 ) 936,049 0 .71 0 .62 0 .08 64
36 .96 1,476,126 0 .69 0 .69 ( 0 .20 ) 47
32 .05 1,127,972 0 .70 0 .70 0 .04 143
13 .25 991,814 0 .71 0 .71 0 .24 97
23 .82 5,180 0 .50
c
0 .50
c
0 .22
c
14
22 .85
g
3,623 0 .50 0 .49 0 .30 44
( 32 .13 ) 3,715 0 .48 0 .47 0 .23 64
37 .25 5,462 0 .48 0 .48 0 .02 47
32 .33 4,820 0 .48 0 .48 0 .24 143
13 .55 2,995 0 .50 0 .50 0 .48 97
23 .77 8,356 0 .56
c
0 .56
c
0 .17
c
14
22 .69
g
7,443 0 .57 0 .55 0 .27 44
( 32 .17 ) 11,303 0 .56 0 .55 0 .15 64
37 .18 15,987 0 .55 0 .55 ( 0 .06 ) 47
32 .22 14,407 0 .56 0 .55 0 .22 143
13 .45 19,839 0 .57 0 .56 0 .39 97
23 .89 1,605,454 0 .41
c
0 .41
c
0 .32
c
14
22 .93
g
1,370,479 0 .41 0 .40 0 .38 44
( 32 .08 ) 1,294,222 0 .41 0 .40 0 .30 64
37 .36 2,055,310 0 .40 0 .40 0 .09 47
32 .43 1,606,751 0 .41 0 .40 0 .34 143
13 .60 1,333,235 0 .42 0 .41 0 .54 97
23 .72 409,488 0 .66
c
0 .66
c
0 .07
c
14
22 .61
g
330,921 0 .66 0 .65 0 .13 44
( 32 .22 ) 272,488 0 .66 0 .65 0 .04 64
36 .99 477,945 0 .65 0 .65 ( 0 .16 ) 47
32 .08 395,851 0 .66 0 .65 0 .08 143
13 .35 309,694 0 .66 0 .66 0 .30 97
24 .10 2,600,842 0 .41
c
0.00
c
0 .73
c
14
23 .44
g
2,316,362 0 .41 0.00 0 .78 44
( 31 .80 ) 2,179,231 0 .41 0.00 0 .70 64
37 .86 3,158,816 0 .40 0.00 0 .49 47
32 .94 2,942,406 0 .41 0.00 0 .75 143
14 .11 3,050,002 0 .41 0.00 0 .95 97

Financial Highlights
(continued)
See Notes to Financial Statements
124
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.3
Large Cap Value
Class A:
4/30/24
#
$ 18 .12 $ 0 .14 $ 3 .24 $ 3 .38 $ ( 0 .31 ) $ ( 1 .34 ) $ ( 1 .65 ) $ 19 .85
10/31/23 18 .67 0 .28 0 .28 0 .56 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 18 .12
10/31/22 21 .99 0 .26 ( 1 .65 ) ( 1 .39 ) ( 0 .25 ) ( 1 .68 ) ( 1 .93 ) 18 .67
10/31/21 15 .23 0 .20 6 .86 7 .06 ( 0 .30 ) — ( 0 .30 ) 21 .99
10/31/20 16 .84 0 .26 ( 1 .54 ) ( 1 .28 ) ( 0 .33 ) — ( 0 .33 ) 15 .23
10/31/19 17 .22 0 .28 1 .17 1 .45 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 16 .84
Class I:
4/30/24
#
19 .20 0 .17 3 .45 3 .62 ( 0 .36 ) ( 1 .34 ) ( 1 .70 ) 21 .12
10/31/23 19 .71 0 .33 0 .31 0 .64 ( 0 .34 ) ( 0 .81 ) ( 1 .15 ) 19 .20
10/31/22 23 .12 0 .31 ( 1 .74 ) ( 1 .43 ) ( 0 .30 ) ( 1 .68 ) ( 1 .98 ) 19 .71
10/31/21 15 .99 0 .26 7 .21 7 .47 ( 0 .34 ) — ( 0 .34 ) 23 .12
10/31/20 17 .67 0 .31 ( 1 .61 ) ( 1 .30 ) ( 0 .38 ) — ( 0 .38 ) 15 .99
10/31/19 17 .97 0 .33 1 .23 1 .56 ( 0 .33 ) ( 1 .53 ) ( 1 .86 ) 17 .67
Premier Class:
4/30/24
#
19 .17 0 .16 3 .45 3 .61 ( 0 .33 ) ( 1 .34 ) ( 1 .67 ) 21 .11
10/31/23 19 .68 0 .33 0 .29 0 .62 ( 0 .32 ) ( 0 .81 ) ( 1 .13 ) 19 .17
10/31/22 23 .08 0 .29 ( 1 .73 ) ( 1 .44 ) ( 0 .28 ) ( 1 .68 ) ( 1 .96 ) 19 .68
10/31/21 15 .97 0 .24 7 .19 7 .43 ( 0 .32 ) — ( 0 .32 ) 23 .08
10/31/20 17 .63 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .35 ) — ( 0 .35 ) 15 .97
10/31/19 17 .92 0 .32 1 .22 1 .54 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 17 .63
Class R6:
4/30/24
#
19 .23 0 .17 3 .45 3 .62 ( 0 .37 ) ( 1 .34 ) ( 1 .71 ) 21 .14
10/31/23 19 .73 0 .35 0 .31 0 .66 ( 0 .35 ) ( 0 .81 ) ( 1 .16 ) 19 .23
10/31/22 23 .14 0 .32 ( 1 .73 ) ( 1 .41 ) ( 0 .32 ) ( 1 .68 ) ( 2 .00 ) 19 .73
10/31/21 16 .01 0 .28 7 .20 7 .48 ( 0 .35 ) — ( 0 .35 ) 23 .14
10/31/20 17 .68 0 .33 ( 1 .62 ) ( 1 .29 ) ( 0 .38 ) — ( 0 .38 ) 16 .01
10/31/19 17 .98 0 .34 1 .23 1 .57 ( 0 .34 ) ( 1 .53 ) ( 1 .87 ) 17 .68
Retirement Class:
4/30/24
#
19 .12 0 .15 3 .43 3 .58 ( 0 .32 ) ( 1 .34 ) ( 1 .66 ) 21 .04
10/31/23 19 .63 0 .30 0 .30 0 .60 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 19 .12
10/31/22 23 .03 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 19 .63
10/31/21 15 .93 0 .22 7 .19 7 .41 ( 0 .31 ) — ( 0 .31 ) 23 .03
10/31/20 17 .60 0 .29 ( 1 .63 ) ( 1 .34 ) ( 0 .33 ) — ( 0 .33 ) 15 .93
10/31/19 17 .88 0 .30 1 .23 1 .53 ( 0 .28 ) ( 1 .53 ) ( 1 .81 ) 17 .60
Class W:
4/30/24
#
19 .28 0 .22 3 .45 3 .67 ( 0 .46 ) ( 1 .34 ) ( 1 .80 ) 21 .15
10/31/23 19 .80 0 .43 0 .30 0 .73 ( 0 .44 ) ( 0 .81 ) ( 1 .25 ) 19 .28
10/31/22 23 .22 0 .41 ( 1 .73 ) ( 1 .32 ) ( 0 .42 ) ( 1 .68 ) ( 2 .10 ) 19 .80
10/31/21 16 .07 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 23 .22
10/31/20 17 .74 0 .39 ( 1 .61 ) ( 1 .22 ) ( 0 .45 ) — ( 0 .45 ) 16 .07
10/31/19 17 .98 0 .40 1 .25 1 .65 ( 0 .36 ) ( 1 .53 ) ( 1 .89 ) 17 .74
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
125
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
19 .67% $ 156,068 0 .71%
c
0 .71%
c
1 .43%
c
6%
3 .06 137,199 0 .72 0 .71 1 .48 23
( 6 .99 ) 144,801 0 .72 0 .67 1 .33 21
46 .88 155,733 0 .72 0 .71 1 .01 14
( 7 .81 ) 108,093 0 .73 0 .72 1 .67 26
9 .92 132,317 0 .72 0 .70 1 .75 79
19 .80 677 0 .50
c
0 .50
c
1 .65
c
6
3 .29 589 0 .49 0 .49 1 .69 23
( 6 .83 ) 498 0 .49 0 .49 1 .51 21
47 .30 520 0 .48 0 .48 1 .23 14
( 7 .60 ) 257 0 .47 0 .46 1 .91 26
10 .17 181 0 .45 0 .43 2 .00 79
19 .78 53,775 0 .56
c
0 .56
c
1 .55
c
6
3 .20 29,542 0 .56 0 .56 1 .65 23
( 6 .88 ) 67,185 0 .56 0 .56 1 .42 21
47 .06 77,309 0 .56 0 .55 1 .18 14
( 7 .65 ) 69,391 0 .56 0 .55 1 .85 26
10 .10 130,723 0 .56 0 .54 1 .92 79
19 .81 2,643,689 0 .41
c
0 .41
c
1 .70
c
6
3 .41 1,834,766 0 .41 0 .41 1 .77 23
( 6 .76 ) 1,825,968 0 .41 0 .41 1 .59 21
47 .32 1,898,837 0 .41 0 .40 1 .32 14
( 7 .51 ) 1,467,747 0 .41 0 .40 1 .98 26
10 .23 1,922,604 0 .41 0 .39 2 .06 79
19 .69 757,588 0 .66
c
0 .66
c
1 .44
c
6
3 .11 492,408 0 .66 0 .66 1 .53 23
( 7 .00 ) 485,219 0 .66 0 .66 1 .33 21
47 .01 521,413 0 .66 0 .65 1 .08 14
( 7 .80 ) 423,110 0 .66 0 .65 1 .73 26
10 .03 579,719 0 .66 0 .64 1 .82 79
20 .08 2,196,894 0 .41
c
0.00
c
2 .15
c
6
3 .79 2,018,133 0 .41 0.00 2 .19 23
( 6 .34 ) 2,398,375 0 .41 0.00 1 .99 21
47 .95 2,858,782 0 .41 0.00 1 .73 14
( 7 .19 ) 2,698,308 0 .41 0.00 2 .37 26
10 .66 2,900,604 0 .41 0.00 2 .43 79

Financial Highlights
(continued)
See Notes to Financial Statements
126
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.4
Mid Cap Growth
Class A:
4/30/24
#
$ 15 .65 $ 0 .01 $ 3 .17 $ 3 .18 $ — $ — $ — $ 18 .83
10/31/23 15 .68 ( 0 .01 ) 0 .04 0 .03 ( 0 .06 ) — ( 0 .06 ) 15 .65
10/31/22 29 .36 0 .05 ( 9 .99 ) ( 9 .94 ) — ( 3 .74 ) ( 3 .74 ) 15 .68
10/31/21 24 .15 ( 0 .14 ) 8 .53 8 .39 — ( 3 .18 ) ( 3 .18 ) 29 .36
10/31/20 21 .44 ( 0 .07 ) 5 .12 5 .05 — ( 2 .34 ) ( 2 .34 ) 24 .15
10/31/19 21 .60 ( 0 .02 ) 2 .81 2 .79 ( 0 .01 ) ( 2 .94 ) ( 2 .95 ) 21 .44
Class I:
4/30/24
#
16 .51 0 .03 3 .33 3 .36 ( 0 .02 ) — ( 0 .02 ) 19 .85
10/31/23 16 .58 0 .02 0 .05 0 .07 ( 0 .14 ) — ( 0 .14 ) 16 .51
10/31/22 30 .79 0 .01 ( 10 .48 ) ( 10 .47 ) — ( 3 .74 ) ( 3 .74 ) 16 .58
10/31/21 25 .14 ( 0 .07 ) 8 .90 8 .83 — ( 3 .18 ) ( 3 .18 ) 30 .79
10/31/20 22 .20 ( 0 .08 ) 5 .39 5 .31 ( 0 .03 ) ( 2 .34 ) ( 2 .37 ) 25 .14
10/31/19 22 .28 0 .03 2 .90 2 .93 ( 0 .07 ) ( 2 .94 ) ( 3 .01 ) 22 .20
Premier Class:
4/30/24
#
16 .39 0 .02 3 .33 3 .35 — — — 19 .74
10/31/23 16 .40 0 .01 0 .05 0 .06 ( 0 .07 ) — ( 0 .07 ) 16 .39
10/31/22 30 .51 0 .06 ( 10 .43 ) ( 10 .37 ) — ( 3 .74 ) ( 3 .74 ) 16 .40
10/31/21 24 .96 ( 0 .10 ) 8 .83 8 .73 — ( 3 .18 ) ( 3 .18 ) 30 .51
10/31/20 22 .05 ( 0 .03 ) 5 .28 5 .25 ( 0 .00 )
d
( 2 .34 ) ( 2 .34 ) 24 .96
10/31/19 22 .14 0 .01 2 .89 2 .90 ( 0 .05 ) ( 2 .94 ) ( 2 .99 ) 22 .05
Class R6:
4/30/24
#
16 .61 0 .04 3 .36 3 .40 ( 0 .04 ) — ( 0 .04 ) 19 .97
10/31/23 16 .62 0 .04 0 .05 0 .09 ( 0 .10 ) — ( 0 .10 ) 16 .61
10/31/22 30 .82 0 .09 ( 10 .55 ) ( 10 .46 ) — ( 3 .74 ) ( 3 .74 ) 16 .62
10/31/21 25 .15 ( 0 .06 ) 8 .91 8 .85 — ( 3 .18 ) ( 3 .18 ) 30 .82
10/31/20 22 .21 0 .00
d
5 .32 5 .32 ( 0 .04 ) ( 2 .34 ) ( 2 .38 ) 25 .15
10/31/19 22 .29 0 .04 2 .90 2 .94 ( 0 .08 ) ( 2 .94 ) ( 3 .02 ) 22 .21
Retirement Class:
4/30/24
#
15 .72 0 .01 3 .18 3 .19 — — — 18 .91
10/31/23 15 .73 ( 0 .01 ) 0 .05 0 .04 ( 0 .05 ) — ( 0 .05 ) 15 .72
10/31/22 29 .44 0 .04 ( 10 .01 ) ( 9 .97 ) — ( 3 .74 ) ( 3 .74 ) 15 .73
10/31/21 24 .21 ( 0 .13 ) 8 .54 8 .41 — ( 3 .18 ) ( 3 .18 ) 29 .44
10/31/20 21 .47 ( 0 .06 ) 5 .14 5 .08 — ( 2 .34 ) ( 2 .34 ) 24 .21
10/31/19 21 .63 ( 0 .01 ) 2 .81 2 .80 ( 0 .02 ) ( 2 .94 ) ( 2 .96 ) 21 .47
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.13%, 0.13%, 0.16%, 0.13% and 0.14% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
127
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
20 .32% $ 176,604 0 .80%
c
0 .80%
c
0 .06%
c
21%
0 .17
g
156,111 0 .80 0 .78 ( 0 .09 ) 38
( 37 .94 ) 170,207 0 .78 0 .70 0 .24 62
36 .93 297,057 0 .75 0 .75 ( 0 .50 ) 76
25 .80 225,291 0 .78 0 .78 ( 0 .33 ) 107
15 .56 198,852 0 .78 0 .78 ( 0 .10 ) 81
20 .36 176 0 .59
c
0 .59
c
0 .28
c
21
0 .43
g
171 0 .58 0 .58 0 .12 38
( 37 .90 ) 179 0 .47 0 .47 0 .05 62
37 .26 7,557 0 .50 0 .50 ( 0 .24 ) 76
26 .09 5,113 0 .56 0 .56 ( 0 .32 ) 107
15 .87 214 0 .54 0 .54 0 .14 81
20 .44 15,748 0 .65
c
0 .65
c
0 .22
c
21
0 .35
g
13,050 0 .64 0 .64 0 .08 38
( 37 .92 ) 28,494 0 .63 0 .63 0 .28 62
37 .11 60,298 0 .61 0 .61 ( 0 .35 ) 76
26 .03 39,582 0 .63 0 .63 ( 0 .16 ) 107
15 .70 52,210 0 .63 0 .63 0 .06 81
20 .46 536,299 0 .50
c
0 .50
c
0 .36
c
21
0 .52
g
482,635 0 .49 0 .49 0 .21 38
( 37 .82 ) 591,705 0 .48 0 .48 0 .46 62
37 .33 1,113,795 0 .46 0 .46 ( 0 .20 ) 76
26 .16 721,712 0 .48 0 .48 ( 0 .02 ) 107
15 .93 761,182 0 .48 0 .48 0 .20 81
20 .29 266,550 0 .75
c
0 .75
c
0 .12
c
21
0 .25
g
248,486 0 .74 0 .74 ( 0 .04 ) 38
( 37 .94 ) 291,903 0 .73 0 .73 0 .21 62
36 .93 524,637 0 .71 0 .71 ( 0 .46 ) 76
25 .91 375,489 0 .73 0 .73 ( 0 .28 ) 107
15 .61 350,839 0 .73 0 .73 ( 0 .05 ) 81

Financial Highlights
(continued)
See Notes to Financial Statements
128
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.5
Mid Cap Value
Class A:
4/30/24
#
$ 13 .68 $ 0 .09 $ 2 .66 $ 2 .75 $ ( 0 .22 ) $ — $ ( 0 .22 ) $ 16 .21
10/31/23 16 .70 0 .20 ( 0 .92 ) ( 0 .72 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 13 .68
10/31/22 20 .42 0 .27 ( 1 .17 ) ( 0 .90 ) ( 0 .17 ) ( 2 .65 ) ( 2 .82 ) 16 .70
10/31/21 13 .86 0 .15 6 .66 6 .81 ( 0 .25 ) — ( 0 .25 ) 20 .42
10/31/20 19 .76 0 .18 ( 2 .38 ) ( 2 .20 ) ( 0 .38 ) ( 3 .32 ) ( 3 .70 ) 13 .86
10/31/19 21 .70 0 .36 0 .83 1 .19 ( 0 .34 ) ( 2 .79 ) ( 3 .13 ) 19 .76
Class I:
4/30/24
#
14 .36 0 .12 2 .79 2 .91 ( 0 .25 ) — ( 0 .25 ) 17 .02
10/31/23 17 .42 0 .25 ( 0 .98 ) ( 0 .73 ) ( 0 .35 ) ( 1 .98 ) ( 2 .33 ) 14 .36
10/31/22 21 .20 0 .31 ( 1 .23 ) ( 0 .92 ) ( 0 .21 ) ( 2 .65 ) ( 2 .86 ) 17 .42
10/31/21 14 .38 0 .20 6 .90 7 .10 ( 0 .28 ) — ( 0 .28 ) 21 .20
10/31/20 20 .37 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .43 ) ( 3 .32 ) ( 3 .75 ) 14 .38
10/31/19 22 .28 0 .43 0 .84 1 .27 ( 0 .39 ) ( 2 .79 ) ( 3 .18 ) 20 .37
Premier Class:
4/30/24
#
14 .35 0 .11 2 .79 2 .90 ( 0 .24 ) — ( 0 .24 ) 17 .01
10/31/23 17 .40 0 .24 ( 0 .98 ) ( 0 .74 ) ( 0 .33 ) ( 1 .98 ) ( 2 .31 ) 14 .35
10/31/22 21 .18 0 .30 ( 1 .24 ) ( 0 .94 ) ( 0 .19 ) ( 2 .65 ) ( 2 .84 ) 17 .40
10/31/21 14 .37 0 .18 6 .90 7 .08 ( 0 .27 ) — ( 0 .27 ) 21 .18
10/31/20 20 .34 0 .21 ( 2 .46 ) ( 2 .25 ) ( 0 .40 ) ( 3 .32 ) ( 3 .72 ) 14 .37
10/31/19 22 .24 0 .39 0 .86 1 .25 ( 0 .36 ) ( 2 .79 ) ( 3 .15 ) 20 .34
Class R6:
4/30/24
#
14 .39 0 .12 2 .80 2 .92 ( 0 .27 ) — ( 0 .27 ) 17 .04
10/31/23 17 .45 0 .26 ( 0 .98 ) ( 0 .72 ) ( 0 .36 ) ( 1 .98 ) ( 2 .34 ) 14 .39
10/31/22 21 .23 0 .33 ( 1 .23 ) ( 0 .90 ) ( 0 .23 ) ( 2 .65 ) ( 2 .88 ) 17 .45
10/31/21 14 .40 0 .21 6 .92 7 .13 ( 0 .30 ) — ( 0 .30 ) 21 .23
10/31/20 20 .40 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .44 ) ( 3 .32 ) ( 3 .76 ) 14 .40
10/31/19 22 .30 0 .43 0 .87 1 .30 ( 0 .41 ) ( 2 .79 ) ( 3 .20 ) 20 .40
Retirement Class:
4/30/24
#
14 .23 0 .10 2 .78 2 .88 ( 0 .23 ) — ( 0 .23 ) 16 .88
10/31/23 17 .27 0 .22 ( 0 .97 ) ( 0 .75 ) ( 0 .31 ) ( 1 .98 ) ( 2 .29 ) 14 .23
10/31/22 21 .04 0 .28 ( 1 .22 ) ( 0 .94 ) ( 0 .18 ) ( 2 .65 ) ( 2 .83 ) 17 .27
10/31/21 14 .28 0 .16 6 .86 7 .02 ( 0 .26 ) — ( 0 .26 ) 21 .04
10/31/20 20 .24 0 .20 ( 2 .45 ) ( 2 .25 ) ( 0 .39 ) ( 3 .32 ) ( 3 .71 ) 14 .28
10/31/19 22 .14 0 .38 0 .85 1 .23 ( 0 .34 ) ( 2 .79 ) ( 3 .13 ) 20 .24
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.06%, 0.06%, 0.08%, 0.06% and 0.06% of the Fund’s total return for Class A, Class I, Premier Class, Class R6,
Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
129
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
20 .26% $ 193,269 0 .77%
c
0 .76%
c
1 .17%
c
32%
( 5 .12 )
g
170,959 0 .77 0 .75 1 .39 78
( 5 .50 ) 196,682 0 .76 0 .70 1 .57 80
49 .65 224,262 0 .76 0 .75 0 .80 80
( 14 .37 ) 168,504 0 .78 0 .76 1 .21 143
6 .96 230,989 0 .74 0 .70 1 .89 81
20 .42 308 0 .58
c
0 .58
c
1 .47
c
32
( 4 .96 )
g
387 0 .56 0 .56 1 .59 78
( 5 .39 ) 465 0 .54 0 .54 1 .70 80
49 .96 416 0 .54 0 .54 1 .05 80
( 14 .17 ) 446 0 .55 0 .53 1 .45 143
7 .18 879 0 .54 0 .49 2 .22 81
20 .33 34,375 0 .61
c
0 .61
c
1 .30
c
32
( 4 .98 )
g
25,087 0 .61 0 .61 1 .56 78
( 5 .46 ) 53,551 0 .60 0 .60 1 .65 80
49 .84 73,331 0 .60 0 .59 0 .95 80
( 14 .20 ) 68,187 0 .61 0 .58 1 .36 143
7 .11 124,254 0 .59 0 .55 1 .98 81
20 .44 1,048,867 0 .46
c
0 .46
c
1 .47
c
32
( 4 .86 )
g
932,572 0 .46 0 .46 1 .69 78
( 5 .28 ) 1,089,731 0 .45 0 .45 1 .83 80
50 .13 1,291,813 0 .45 0 .44 1 .11 80
( 14 .12 ) 1,045,293 0 .46 0 .43 1 .47 143
7 .32 1,881,808 0 .44 0 .40 2 .17 81
20 .35 412,499 0 .71
c
0 .71
c
1 .23
c
32
( 5 .08 )
g
385,334 0 .71 0 .71 1 .43 78
( 5 .54 ) 468,267 0 .70 0 .70 1 .56 80
49 .70 589,412 0 .70 0 .69 0 .86 80
( 14 .29 ) 413,497 0 .71 0 .68 1 .29 143
7 .01 590,795 0 .69 0 .65 1 .92 81

Financial Highlights
(continued)
See Notes to Financial Statements
130
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.6
Quant Small Cap Equity
Class A:
4/30/24
#
$ 13 .97 $ 0 .04 $ 2 .93 $ 2 .97 $ ( 0 .14 ) $ ( 0 .18 ) $ ( 0 .32 ) $ 16 .62
10/31/23 15 .76 0 .12 ( 0 .97 ) ( 0 .85 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 13 .97
10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
10/31/20 15 .87 0 .05 ( 1 .32 ) ( 1 .27 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .75
10/31/19 18 .08 0 .12 0 .50 0 .62 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 15 .87
Class I:
4/30/24
#
14 .83 0 .06 3 .11 3 .17 ( 0 .17 ) ( 0 .18 ) ( 0 .35 ) 17 .65
10/31/23 16 .67 0 .16 ( 1 .02 ) ( 0 .86 ) ( 0 .15 ) ( 0 .83 ) ( 0 .98 ) 14 .83
10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
10/31/20 16 .56 0 .08 ( 1 .38 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .39
10/31/19 18 .75 0 .15 0 .53 0 .68 ( 0 .12 ) ( 2 .75 ) ( 2 .87 ) 16 .56
Premier Class:
4/30/24
#
14 .71 0 .06 3 .08 3 .14 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 17 .52
10/31/23 16 .54 0 .15 ( 1 .02 ) ( 0 .87 ) ( 0 .13 ) ( 0 .83 ) ( 0 .96 ) 14 .71
10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
10/31/20 16 .47 0 .07 ( 1 .37 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .30
10/31/19 18 .64 0 .14 0 .54 0 .68 ( 0 .10 ) ( 2 .75 ) ( 2 .85 ) 16 .47
Class R6:
4/30/24
#
14 .84 0 .07 3 .12 3 .19 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 17 .66
10/31/23 16 .68 0 .17 ( 1 .02 ) ( 0 .85 ) ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 14 .84
10/31/22 23 .18 0 .15 ( 2 .62 ) ( 2 .47 ) ( 0 .12 ) ( 3 .91 ) ( 4 .03 ) 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
10/31/20 16 .59 0 .09 ( 1 .38 ) ( 1 .29 ) ( 0 .18 ) ( 0 .72 ) ( 0 .90 ) 14 .40
10/31/19 18 .77 0 .16 0 .55 0 .71 ( 0 .14 ) ( 2 .75 ) ( 2 .89 ) 16 .59
Retirement Class:
4/30/24
#
14 .23 0 .05 2 .99 3 .04 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 16 .94
10/31/23 16 .03 0 .13 ( 0 .99 ) ( 0 .86 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .23
10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
10/31/20 16 .08 0 .06 ( 1 .35 ) ( 1 .29 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .94
10/31/19 18 .27 0 .12 0 .52 0 .64 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 16 .08
Class W:
4/30/24
#
14 .87 0 .11 3 .10 3 .21 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 17 .64
10/31/23 16 .72 0 .24 ( 1 .03 ) ( 0 .79 ) ( 0 .23 ) ( 0 .83 ) ( 1 .06 ) 14 .87
10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
10/31/20 16 .64 0 .14 ( 1 .37 ) ( 1 .23 ) ( 0 .26 ) ( 0 .72 ) ( 0 .98 ) 14 .43
10/31/19 18 .77 0 .23 0 .55 0 .78 ( 0 .16 ) ( 2 .75 ) ( 2 .91 ) 16 .64
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements
131
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21 .44% $ 139,154 0 .71%
c
0 .71%
c
0 .53%
c
30%
( 5 .63 ) 117,417 0 .72 0 .72 0 .77 75
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
f
( 8 .61 ) 100,998 0 .74 0 .67 0 .38 93
5 .06 127,462 0 .72 0 .65 0 .74 98
21 .59 870 0 .49
c
0 .49
c
0 .75
c
30
( 5 .41 ) 775 0 .49 0 .49 1 .02 75
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
f
( 8 .46 ) 464 0 .50 0 .48 0 .58 93
5 .25 757 0 .52 0 .50 0 .89 98
21 .56 44,535 0 .57
c
0 .57
c
0 .65
c
30
( 5 .49 ) 27,100 0 .57 0 .57 0 .94 75
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
f
( 8 .57 ) 65,169 0 .58 0 .55 0 .49 93
5 .28 114,749 0 .57 0 .54 0 .85 98
21 .67 1,881,728 0 .41
c
0 .41
c
0 .82
c
30
( 5 .35 ) 1,466,752 0 .42 0 .42 1 .07 75
( 12 .42 ) 1,557,567 0 .42 0 .42 0 .87 74
62 .02 1,554,570 0 .41 0 .41 0 .49 64
f
( 8 .35 ) 1,150,062 0 .43 0 .40 0 .65 93
5 .34 1,482,549 0 .42 0 .39 1 .01 98
21 .53 450,338 0 .67
c
0 .67
c
0 .56
c
30
( 5 .58 ) 336,799 0 .67 0 .67 0 .82 75
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
f
( 8 .61 ) 328,265 0 .68 0 .65 0 .40 93
5 .14 440,064 0 .67 0 .64 0 .76 98
21 .83 510,488 0 .41
c
0.00
c
1 .25
c
30
( 4 .91 ) 464,497 0 .42 0.00 1 .50 75
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
f
( 8 .01 ) 679,638 0 .42 0.00 0 .98 93
5 .78 778,275 0 .42 0.00 1 .40 98

Financial Highlights
(continued)
See Notes to Financial Statements
132
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.7
Quant Small/Mid Cap Equity
Class A:
4/30/24
#
$ 11 .78 $ 0 .04 $ 2 .69 $ 2 .73 $ ( 0 .10 ) $ ( 0 .21 ) $ ( 0 .31 ) $ 14 .20
10/31/23 12 .87 0 .08 ( 0 .29 ) ( 0 .21 ) ( 0 .07 ) ( 0 .81 ) ( 0 .88 ) 11 .78
10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
10/31/20 12 .21 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .07 ) ( 0 .61 ) ( 0 .68 ) 11 .36
10/31/19 12 .37 0 .07 1 .06 1 .13 ( 0 .06 ) ( 1 .23 ) ( 1 .29 ) 12 .21
Class I:
4/30/24
#
11 .90 0 .05 2 .73 2 .78 ( 0 .13 ) ( 0 .21 ) ( 0 .34 ) 14 .34
10/31/23 13 .00 0 .10 ( 0 .29 ) ( 0 .19 ) ( 0 .10 ) ( 0 .81 ) ( 0 .91 ) 11 .90
10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
10/31/20 12 .31 0 .08 ( 0 .23 ) ( 0 .15 ) ( 0 .10 ) ( 0 .61 ) ( 0 .71 ) 11 .45
10/31/19 12 .44 0 .11 1 .08 1 .19 ( 0 .09 ) ( 1 .23 ) ( 1 .32 ) 12 .31
Premier Class:
4/30/24
#
11 .97 0 .05 2 .73 2 .78 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 14 .43
10/31/23 13 .06 0 .10 ( 0 .30 ) ( 0 .20 ) ( 0 .08 ) ( 0 .81 ) ( 0 .89 ) 11 .97
10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
10/31/20 12 .27 0 .08 ( 0 .24 ) ( 0 .16 ) ( 0 .01 ) ( 0 .61 ) ( 0 .62 ) 11 .49
10/31/19 12 .41 0 .09 1 .08 1 .17 ( 0 .08 ) ( 1 .23 ) ( 1 .31 ) 12 .27
Class R6:
4/30/24
#
11 .89 0 .06 2 .72 2 .78 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 14 .32
10/31/23 12 .98 0 .12 ( 0 .29 ) ( 0 .17 ) ( 0 .11 ) ( 0 .81 ) ( 0 .92 ) 11 .89
10/31/22 18 .26 0 .15 ( 2 .26 ) ( 2 .11 ) ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
10/31/20 12 .29 0 .10 ( 0 .24 ) ( 0 .14 ) ( 0 .11 ) ( 0 .61 ) ( 0 .72 ) 11 .43
10/31/19 12 .43 0 .11 1 .08 1 .19 ( 0 .10 ) ( 1 .23 ) ( 1 .33 ) 12 .29
Retirement Class:
4/30/24
#
11 .79 0 .04 2 .70 2 .74 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 14 .21
10/31/23 12 .89 0 .09 ( 0 .29 ) ( 0 .20 ) ( 0 .09 ) ( 0 .81 ) ( 0 .90 ) 11 .79
10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
10/31/20 12 .24 0 .07 ( 0 .24 ) ( 0 .17 ) ( 0 .08 ) ( 0 .61 ) ( 0 .69 ) 11 .38
10/31/19 12 .39 0 .08 1 .07 1 .15 ( 0 .07 ) ( 1 .23 ) ( 1 .30 ) 12 .24
Class W:
4/30/24
#
11 .94 0 .09 2 .72 2 .81 ( 0 .20 ) ( 0 .21 ) ( 0 .41 ) 14 .34
10/31/23 13 .05 0 .18 ( 0 .31 ) ( 0 .13 ) ( 0 .17 ) ( 0 .81 ) ( 0 .98 ) 11 .94
10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
10/31/20 12 .34 0 .15 ( 0 .23 ) ( 0 .08 ) ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 11 .48
10/31/19 12 .44 0 .17 1 .07 1 .24 ( 0 .11 ) ( 1 .23 ) ( 1 .34 ) 12 .34
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
133
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
23 .43% $ 22,952 0 .78%
c
0 .78%
c
0 .56%
c
37%
( 1 .63 ) 18,878 0 .79 0 .79 0 .64 86
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
( 1 .76 ) 6,757 0 .89 0 .89 0 .51 88
10 .67 5,765 0 .88 0 .88 0 .59 81
23 .62 62,897 0 .58
c
0 .58
c
0 .67
c
37
( 1 .48 ) 28,399 0 .59 0 .59 0 .83 86
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
( 1 .55 ) 1,702 0 .58 0 .58 0 .72 88
11 .18 244 0 .54 0 .54 0 .94 81
23 .56 144 0 .64
c
0 .64
c
0 .70
c
37
( 1 .51 ) 120 0 .64 0 .64 0 .80 86
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
( 1 .61 ) 115 0 .68 0 .68 0 .71 88
11 .04 123 0 .66 0 .66 0 .80 81
23 .66 112,519 0 .47
c
0 .47
c
0 .83
c
37
( 1 .30 ) 76,784 0 .47 0 .47 0 .95 86
( 13 .73 ) 67,645 0 .48 0 .48 1 .08 90
62 .76 63,132 0 .47 0 .47 0 .73 85
( 1 .48 ) 41,061 0 .50 0 .50 0 .88 88
11 .20 43,317 0 .50 0 .50 0 .95 81
23 .50 453,840 0 .71
c
0 .71
c
0 .60
c
37
( 1 .57 ) 322,111 0 .72 0 .72 0 .72 86
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
( 1 .70 ) 21,008 0 .75 0 .75 0 .61 88
10 .89 11,950 0 .75 0 .75 0 .71 81
23 .93 615,899 0 .46
c
0.00
c
1 .35
c
37
( 0 .93 ) 559,246 0 .47 0.00 1 .44 86
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85
( 0 .97 ) 675,231 0 .50 0.00 1 .37 88
11 .73 624,076 0 .50 0.00 1 .46 81

Financial Highlights
(continued)
See Notes to Financial Statements
134
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.8
Large Cap Responsible Equity
Class A:
4/30/24
#
$ 20 .29 $ 0 .12 $ 3 .98 $ 4 .10 $ ( 0 .35 ) $ ( 1 .04 ) $ ( 1 .39 ) $ 23 .00
10/31/23 20 .15 0 .28 0 .92 1 .20 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 20 .29
10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
10/31/20 18 .07 0 .22 1 .55 1 .77 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 18 .88
10/31/19 17 .40 0 .26 1 .99 2 .25 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 18 .07
Class I:
4/30/24
#
23 .51 0 .17 4 .62 4 .79 ( 0 .39 ) ( 1 .04 ) ( 1 .43 ) 26 .87
10/31/23 23 .17 0 .36 1 .07 1 .43 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 23 .51
10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
10/31/20 20 .34 0 .29 1 .75 2 .04 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 21 .39
10/31/19 19 .39 0 .33 2 .24 2 .57 ( 0 .30 ) ( 1 .32 ) ( 1 .62 ) 20 .34
Premier Class:
4/30/24
#
23 .42 0 .16 4 .61 4 .77 ( 0 .35 ) ( 1 .04 ) ( 1 .39 ) 26 .80
10/31/23 23 .08 0 .35 1 .05 1 .40 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 23 .42
10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
10/31/20 20 .27 0 .28 1 .74 2 .02 ( 0 .29 ) ( 0 .68 ) ( 0 .97 ) 21 .32
10/31/19 19 .33 0 .31 2 .23 2 .54 ( 0 .28 ) ( 1 .32 ) ( 1 .60 ) 20 .27
Class R6:
4/30/24
#
23 .54 0 .18 4 .63 4 .81 ( 0 .41 ) ( 1 .04 ) ( 1 .45 ) 26 .90
10/31/23 23 .20 0 .39 1 .06 1 .45 ( 0 .36 ) ( 0 .75 ) ( 1 .11 ) 23 .54
10/31/22 30 .44 0 .34 ( 4 .89 ) ( 4 .55 ) ( 0 .33 ) ( 2 .36 ) ( 2 .69 ) 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
10/31/20 20 .36 0 .31 1 .76 2 .07 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 21 .42
10/31/19 19 .40 0 .34 2 .25 2 .59 ( 0 .31 ) ( 1 .32 ) ( 1 .63 ) 20 .36
Retirement Class:
4/30/24
#
23 .96 0 .15 4 .72 4 .87 ( 0 .34 ) ( 1 .04 ) ( 1 .38 ) 27 .45
10/31/23 23 .59 0 .33 1 .09 1 .42 ( 0 .30 ) ( 0 .75 ) ( 1 .05 ) 23 .96
10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
10/31/20 20 .66 0 .26 1 .79 2 .05 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 21 .75
10/31/19 19 .67 0 .30 2 .27 2 .57 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 20 .66
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
135
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20 .85% $ 641,810 0 .43%
c
0 .42%
c
1 .09%
c
37%
6 .12 556,042 0 .46 0 .43 1 .34 15
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
10 .09 468,736 0 .46 0 .45 1 .25 26
14 .51 462,601 0 .45 0 .45 1 .54 21
20 .93 33,379 0 .24
c
0 .23
c
1 .31
c
37
6 .33 44,145 0 .27 0 .25 1 .52 15
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
10 .34 37,323 0 .26 0 .25 1 .43 26
14 .74 22,476 0 .24 0 .24 1 .73 21
20 .92 42,063 0 .31
c
0 .30
c
1 .21
c
37
6 .22 38,800 0 .35 0 .34 1 .47 15
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
10 .26 89,235 0 .34 0 .33 1 .38 26
14 .62 95,411 0 .33 0 .33 1 .66 21
21 .01 4,536,425 0 .16
c
0 .15
c
1 .36
c
37
6 .42 4,068,636 0 .18 0 .17 1 .62 15
( 16 .45 ) 4,583,693 0 .18 0 .17 1 .34 19
44 .13 5,751,972 0 .17 0 .16 1 .15 27
10 .45 3,961,520 0 .18 0 .17 1 .52 26
14 .83 3,440,954 0 .17 0 .17 1 .81 21
20 .88 785,942 0 .41
c
0 .40
c
1 .11
c
37
6 .14 723,544 0 .43 0 .42 1 .36 15
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27
10 .20 767,329 0 .43 0 .42 1 .27 26
14 .48 674,563 0 .42 0 .42 1 .55 21

Financial Highlights
(continued)
See Notes to Financial Statements
136
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.9
Social Choice Low Carbon Equity
Class A:
4/30/24
#
$ 17 .51 $ 0 .09 $ 3 .45 $ 3 .54 $ ( 0 .21 ) $ ( 0 .09 ) $ ( 0 .30 ) $ 20 .75
10/31/23 16 .66 0 .19 0 .92 1 .11 ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 17 .51
10/31/22 21 .32 0 .15 ( 3 .68 ) ( 3 .53 ) ( 0 .12 ) ( 1 .01 ) ( 1 .13 ) 16 .66
10/31/21 15 .09 0 .13 6 .44 6 .57 ( 0 .12 ) ( 0 .22 ) ( 0 .34 ) 21 .32
10/31/20 13 .88 0 .15 1 .41 1 .56 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 15 .09
10/31/19 12 .72 0 .17 1 .65 1 .82 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .88
Class I:
4/30/24
#
17 .59 0 .11 3 .45 3 .56 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 20 .83
10/31/23 16 .73 0 .23 0 .92 1 .15 ( 0 .19 ) ( 0 .10 ) ( 0 .29 ) 17 .59
10/31/22 21 .41 0 .18 ( 3 .70 ) ( 3 .52 ) ( 0 .15 ) ( 1 .01 ) ( 1 .16 ) 16 .73
10/31/21 15 .14 0 .17 6 .46 6 .63 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .41
10/31/20 13 .92 0 .19 1 .41 1 .60 ( 0 .17 ) ( 0 .21 ) ( 0 .38 ) 15 .14
10/31/19 12 .77 0 .20 1 .64 1 .84 ( 0 .18 ) ( 0 .51 ) ( 0 .69 ) 13 .92
Premier Class:
4/30/24
#
17 .63 0 .11 3 .46 3 .57 ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 20 .89
10/31/23 16 .77 0 .22 0 .92 1 .14 ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 17 .63
10/31/22 21 .46 0 .18 ( 3 .72 ) ( 3 .54 ) ( 0 .14 ) ( 1 .01 ) ( 1 .15 ) 16 .77
10/31/21 15 .18 0 .16 6 .48 6 .64 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .46
10/31/20 13 .95 0 .18 1 .42 1 .60 ( 0 .16 ) ( 0 .21 ) ( 0 .37 ) 15 .18
10/31/19 12 .79 0 .19 1 .65 1 .84 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .95
Class R6:
4/30/24
#
17 .62 0 .12 3 .46 3 .58 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 20 .85
10/31/23 16 .76 0 .25 0 .92 1 .17 ( 0 .21 ) ( 0 .10 ) ( 0 .31 ) 17 .62
10/31/22 21 .44 0 .21 ( 3 .71 ) ( 3 .50 ) ( 0 .17 ) ( 1 .01 ) ( 1 .18 ) 16 .76
10/31/21 15 .16 0 .19 6 .47 6 .66 ( 0 .16 ) ( 0 .22 ) ( 0 .38 ) 21 .44
10/31/20 13 .93 0 .19 1 .43 1 .62 ( 0 .18 ) ( 0 .21 ) ( 0 .39 ) 15 .16
10/31/19 12 .77 0 .22 1 .64 1 .86 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .93
Retirement Class:
4/30/24
#
17 .50 0 .10 3 .43 3 .53 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 20 .73
10/31/23 16 .65 0 .20 0 .92 1 .12 ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 17 .50
10/31/22 21 .32 0 .16 ( 3 .69 ) ( 3 .53 ) ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 16 .65
10/31/21 15 .09 0 .14 6 .44 6 .58 ( 0 .13 ) ( 0 .22 ) ( 0 .35 ) 21 .32
10/31/20 13 .87 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 15 .09
10/31/19 12 .72 0 .18 1 .64 1 .82 ( 0 .16 ) ( 0 .51 ) ( 0 .67 ) 13 .87
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
137
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20 .32% $ 67,208 0 .56%
c
0 .54%
c
0 .91%
c
11%
6 .72 58,798 0 .58 0 .58 1 .10 26
( 17 .51 ) 53,878 0 .60 0 .58 0 .86 28
44 .09 62,509 0 .62 0 .62 0 .68 26
11 .47 22,606 0 .66 0 .63 1 .09 27
15 .21 15,561 0 .73 0 .64 1 .36 27
20 .40 4,919 0 .37
c
0 .35
c
1 .10
c
11
6 .92 4,801 0 .40 0 .39 1 .31 26
( 17 .39 ) 8,364 0 .42 0 .42 1 .02 28
44 .44 6,920 0 .43 0 .43 0 .87 26
11 .72 1,517 0 .45 0 .42 1 .31 27
15 .33 1,132 0 .52 0 .43 1 .52 27
20 .41 5,193 0 .42
c
0 .41
c
1 .06
c
11
6 .88 5,380 0 .45 0 .44 1 .25 26
( 17 .44 ) 6,136 0 .46 0 .46 0 .98 28
44 .36 6,335 0 .46 0 .46 0 .85 26
11 .72 3,253 0 .50 0 .47 1 .27 27
15 .33 2,171 0 .56 0 .47 1 .50 27
20 .46 478,563 0 .27
c
0 .26
c
1 .20
c
11
7 .04 454,299 0 .30 0 .29 1 .39 26
( 17 .30 ) 473,329 0 .31 0 .31 1 .14 28
44 .55 452,025 0 .31 0 .31 1 .00 26
11 .88 211,659 0 .35 0 .32 1 .36 27
15 .52 89,166 0 .41 0 .32 1 .67 27
20 .31 593,836 0 .52
c
0 .51
c
0 .96
c
11
6 .77 585,695 0 .55 0 .54 1 .14 26
( 17 .52 ) 530,048 0 .56 0 .56 0 .88 28
44 .19 530,497 0 .56 0 .56 0 .74 26
11 .65 202,084 0 .60 0 .57 1 .14 27
15 .21 118,956 0 .66 0 .57 1 .38 27

Financial Highlights
(continued)
See Notes to Financial Statements
138
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.01
Emerging Markets Equity
Class A:
4/30/24
#
$ 7 .26 $ 0 .03 $ 0 .88 $ 0 .91 $ ( 0 .23 ) $ — $ ( 0 .23 ) $ 7 .94
10/31/23 6 .44 0 .06 0 .76 0 .82 — — — 7 .26
10/31/22 11 .72 0 .11 ( 3 .23 ) ( 3 .12 ) ( 0 .37 ) ( 1 .79 ) ( 2 .16 ) 6 .44
10/31/21 12 .49 0 .03 0 .36 0 .39 ( 0 .05 ) ( 1 .11 ) ( 1 .16 ) 11 .72
10/31/20 11 .51 0 .02 1 .10 1 .12 ( 0 .14 ) — ( 0 .14 ) 12 .49
10/31/19 10 .00 0 .14 1 .76 1 .90 ( 0 .00 )
d
( 0 .39 ) ( 0 .39 ) 11 .51
Class I:
4/30/24
#
7 .30 0 .05 0 .87 0 .92 ( 0 .25 ) — ( 0 .25 ) 7 .97
10/31/23 6 .46 0 .06 0 .78 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .30
10/31/22 11 .77 0 .11 ( 3 .21 ) ( 3 .10 ) ( 0 .42 ) ( 1 .79 ) ( 2 .21 ) 6 .46
10/31/21 12 .52 0 .07 0 .37 0 .44 ( 0 .08 ) ( 1 .11 ) ( 1 .19 ) 11 .77
10/31/20 11 .54 0 .04 1 .11 1 .15 ( 0 .17 ) — ( 0 .17 ) 12 .52
10/31/19 10 .05 0 .17 1 .76 1 .93 ( 0 .05 ) ( 0 .39 ) ( 0 .44 ) 11 .54
Premier Class:
4/30/24
#
7 .30 0 .04 0 .89 0 .93 ( 0 .25 ) — ( 0 .25 ) 7 .98
10/31/23 6 .46 0 .05 0 .79 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .30
10/31/22 11 .78 0 .14 ( 3 .25 ) ( 3 .11 ) ( 0 .42 ) ( 1 .79 ) ( 2 .21 ) 6 .46
10/31/21 12 .53 0 .07 0 .38 0 .45 ( 0 .09 ) ( 1 .11 ) ( 1 .20 ) 11 .78
10/31/20 11 .55 0 .05 1 .09 1 .14 ( 0 .16 ) — ( 0 .16 ) 12 .53
10/31/19 10 .04 0 .17 1 .77 1 .94 ( 0 .04 ) ( 0 .39 ) ( 0 .43 ) 11 .55
Class R6:
4/30/24
#
7 .30 0 .05 0 .88 0 .93 ( 0 .26 ) — ( 0 .26 ) 7 .97
10/31/23 6 .46 0 .09 0 .75 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .30
10/31/22 11 .77 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .43 ) ( 1 .79 ) ( 2 .22 ) 6 .46
10/31/21 12 .53 0 .08 0 .37 0 .45 ( 0 .10 ) ( 1 .11 ) ( 1 .21 ) 11 .77
10/31/20 11 .54 0 .07 1 .10 1 .17 ( 0 .18 ) — ( 0 .18 ) 12 .53
10/31/19 10 .05 0 .18 1 .75 1 .93 ( 0 .05 ) ( 0 .39 ) ( 0 .44 ) 11 .54
Retirement Class:
4/30/24
#
7 .26 0 .04 0 .86 0 .90 ( 0 .24 ) — ( 0 .24 ) 7 .92
10/31/23 6 .42 0 .07 0 .77 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .26
10/31/22 11 .72 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .42 ) ( 1 .79 ) ( 2 .21 ) 6 .42
10/31/21 12 .48 0 .07 0 .37 0 .44 ( 0 .09 ) ( 1 .11 ) ( 1 .20 ) 11 .72
10/31/20 11 .49 0 .05 1 .10 1 .15 ( 0 .16 ) — ( 0 .16 ) 12 .48
10/31/19 10 .00 0 .17 1 .74 1 .91 ( 0 .03 ) ( 0 .39 ) ( 0 .42 ) 11 .49
Class W:
4/30/24
#
7 .36 0 .08 0 .89 0 .97 ( 0 .33 ) — ( 0 .33 ) 8 .00
10/31/23 6 .50 0 .15 0 .77 0 .92 ( 0 .06 ) — ( 0 .06 ) 7 .36
10/31/22 11 .85 0 .21 ( 3 .25 ) ( 3 .04 ) ( 0 .52 ) ( 1 .79 ) ( 2 .31 ) 6 .50
10/31/21 12 .62 0 .21 0 .37 0 .58 ( 0 .24 ) ( 1 .11 ) ( 1 .35 ) 11 .85
10/31/20 11 .63 0 .17 1 .10 1 .27 ( 0 .28 ) — ( 0 .28 ) 12 .62
10/31/19 10 .06 0 .28 1 .76 2 .04 ( 0 .08 ) ( 0 .39 ) ( 0 .47 ) 11 .63
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
139
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
12 .69% $ 7,035 1 .27%
c
1 .27%
c
0 .88%
c
46%
12 .73
g
6,608 1 .27 1 .26 0 .73 67
( 31 .97 ) 6,239 1 .30 1 .24 1 .32 108
2 .00 9,842 1 .31 1 .31 0 .19 112
9 .68 8,500 1 .27 1 .27 0 .17 128
19 .64 9,348 1 .27 1 .27 1 .28 129
12 .81 111 0 .97
c
0 .97
c
1 .17
c
46
13 .03
g
102 0 .98 0 .98 0 .78 67
( 31 .77 ) 180 0 .94 0 .94 1 .34 108
2 .28 171 0 .97 0 .97 0 .51 112
10 .06 179 0 .95 0 .95 0 .31 128
20 .11 236 0 .97 0 .97 1 .59 129
12 .83 5,354 1 .06
c
1 .06
c
1 .10
c
46
13 .02
g
4,595 1 .05 1 .01 0 .69 67
( 31 .77 ) 7,296 1 .05 0 .96 1 .61 108
2 .27 10,994 1 .03 0 .98 0 .54 112
9 .99 9,112 1 .03 0 .99 0 .46 128
19 .99 7,700 1 .05 1 .02 1 .54 129
12 .90 206,475 0 .90
c
0 .90
c
1 .24
c
46
13 .06
g
196,897 0 .90 0 .90 1 .12 67
( 31 .68 ) 187,605 0 .90 0 .90 1 .66 108
2 .44 295,907 0 .88 0 .88 0 .61 112
10 .04 283,658 0 .88 0 .88 0 .58 128
20 .10 255,775 0 .90 0 .90 1 .66 129
12 .72 60,246 1 .15
c
1 .15
c
0 .98
c
46
13 .10
g
61,572 1 .15 1 .07 0 .90 67
( 31 .85 ) 62,446 1 .15 0 .96 1 .64 108
2 .36 103,033 1 .12 0 .98 0 .49 112
9 .94 118,191 1 .13 0 .99 0 .44 128
19 .96 137,434 1 .15 1 .04 1 .58 129
13 .41 1,418,580 0 .90
c
0.00
c
2 .15
c
46
14 .20
g
1,267,687 0 .90 0.00 1 .96 67
( 31 .16 ) 1,308,083 0 .90 0.00 2 .49 108
3 .33 1,256,261 0 .88 0.00 1 .54 112
11 .11 1,194,291 0 .88 0.00 1 .47 128
21 .10 1,166,939 0 .89 0.00 2 .54 129

Financial Highlights
(continued)
See Notes to Financial Statements
140
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.1
International Equity
Class A:
4/30/24
#
$ 7 .23 $ 0 .10 $ 1 .07 $ 1 .17 $ ( 0 .32 ) $ — $ ( 0 .32 ) $ 8 .08
10/31/23 6 .52 0 .18 0 .76 0 .94 ( 0 .23 ) — ( 0 .23 ) 7 .23
10/31/22 9 .11 0 .15 ( 2 .37 ) ( 2 .22 ) ( 0 .37 ) — ( 0 .37 ) 6 .52
10/31/21 6 .86 0 .23 2 .15 2 .38 ( 0 .13 ) — ( 0 .13 ) 9 .11
10/31/20 7 .02 0 .09 ( 0 .08 ) 0 .01 ( 0 .17 ) — ( 0 .17 ) 6 .86
10/31/19 7 .42 0 .10 0 .20 0 .30 ( 0 .21 ) ( 0 .49 ) ( 0 .70 ) 7 .02
Class I:
4/30/24
#
12 .23 0 .19 1 .83 2 .02 ( 0 .33 ) — ( 0 .33 ) 13 .92
10/31/23 10 .87 0 .32 1 .28 1 .60 ( 0 .24 ) — ( 0 .24 ) 12 .23
10/31/22 14 .93 0 .28 ( 3 .96 ) ( 3 .68 ) ( 0 .38 ) — ( 0 .38 ) 10 .87
10/31/21 11 .15 0 .39 3 .54 3 .93 ( 0 .15 ) — ( 0 .15 ) 14 .93
10/31/20 11 .29 0 .17 ( 0 .13 ) 0 .04 ( 0 .18 ) — ( 0 .18 ) 11 .15
10/31/19 11 .23 0 .05 0 .50 0 .55 — ( 0 .49 ) ( 0 .49 ) 11 .29
Premier Class:
4/30/24
#
11 .93 0 .18 1 .78 1 .96 ( 0 .32 ) — ( 0 .32 ) 13 .57
10/31/23 10 .61 0 .33 1 .23 1 .56 ( 0 .24 ) — ( 0 .24 ) 11 .93
10/31/22 14 .58 0 .26 ( 3 .85 ) ( 3 .59 ) ( 0 .38 ) — ( 0 .38 ) 10 .61
10/31/21 10 .89 0 .37 3 .45 3 .82 ( 0 .13 ) — ( 0 .13 ) 14 .58
10/31/20 11 .03 0 .16 ( 0 .13 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 10 .89
10/31/19 11 .21 0 .18 0 .35 0 .53 ( 0 .22 ) ( 0 .49 ) ( 0 .71 ) 11 .03
Class R6:
4/30/24
#
11 .95 0 .19 1 .80 1 .99 ( 0 .35 ) — ( 0 .35 ) 13 .59
10/31/23 10 .63 0 .33 1 .24 1 .57 ( 0 .25 ) — ( 0 .25 ) 11 .95
10/31/22 14 .61 0 .28 ( 3 .86 ) ( 3 .58 ) ( 0 .40 ) — ( 0 .40 ) 10 .63
10/31/21 10 .91 0 .41 3 .45 3 .86 ( 0 .16 ) — ( 0 .16 ) 14 .61
10/31/20 11 .06 0 .18 ( 0 .14 ) 0 .04 ( 0 .19 ) — ( 0 .19 ) 10 .91
10/31/19 11 .24 0 .20 0 .35 0 .55 ( 0 .24 ) ( 0 .49 ) ( 0 .73 ) 11 .06
Retirement Class:
4/30/24
#
12 .45 0 .18 1 .87 2 .05 ( 0 .31 ) — ( 0 .31 ) 14 .19
10/31/23 11 .06 0 .32 1 .29 1 .61 ( 0 .22 ) — ( 0 .22 ) 12 .45
10/31/22 15 .18 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .36 ) — ( 0 .36 ) 11 .06
10/31/21 11 .33 0 .39 3 .59 3 .98 ( 0 .13 ) — ( 0 .13 ) 15 .18
10/31/20 11 .48 0 .16 ( 0 .14 ) 0 .02 ( 0 .17 ) — ( 0 .17 ) 11 .33
10/31/19 11 .63 0 .18 0 .36 0 .54 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 11 .48
Class W:
4/30/24
#
12 .03 0 .22 1 .81 2 .03 ( 0 .41 ) — ( 0 .41 ) 13 .65
10/31/23 10 .70 0 .39 1 .24 1 .63 ( 0 .30 ) — ( 0 .30 ) 12 .03
10/31/22 14 .69 0 .34 ( 3 .87 ) ( 3 .53 ) ( 0 .46 ) — ( 0 .46 ) 10 .70
10/31/21 10 .96 0 .48 3 .45 3 .93 ( 0 .20 ) — ( 0 .20 ) 14 .69
10/31/20 11 .10 0 .23 ( 0 .13 ) 0 .10 ( 0 .24 ) — ( 0 .24 ) 10 .96
10/31/19 11 .25 0 .25 0 .34 0 .59 ( 0 .25 ) ( 0 .49 ) ( 0 .74 ) 11 .10
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
g
During the year ended 10/31/23, 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
141
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
16 .57% $ 240,577 0 .79%
c
0 .79%
c
2 .57%
c
11%
14 .60
g
215,590 0 .81 0 .79 2 .39 19
f
( 25 .32 ) 201,687 0 .80 0 .74 2 .04 21
35 .05 286,699 0 .80 0 .80 2 .61 28
0 .03 223,406 0 .82 0 .82 1 .38 102
5 .24 249,406 0 .82 0 .82 1 .53 114
16 .77 2,354 0 .57
c
0 .57
c
2 .82
c
11
14 .81
g
2,067 0 .56 0 .56 2 .59 19
f
( 25 .23 ) 2,268 0 .57 0 .57 2 .20 21
35 .42 3,175 0 .56 0 .56 2 .75 28
0 .34 2,993 0 .57 0 .57 1 .60 102
5 .46 3,929 0 .60 0 .60 0 .38 114
16 .71 55,919 0 .61
c
0 .61
c
2 .81
c
11
14 .75
g
37,023 0 .61 0 .61 2 .71 19
f
( 25 .24 ) 57,289 0 .61 0 .61 2 .14 21
35 .31 75,862 0 .61 0 .61 2 .68 28
0 .26 80,569 0 .63 0 .63 1 .53 102
5 .52 133,306 0 .63 0 .63 1 .76 114
16 .88 2,626,687 0 .46
c
0 .46
c
2 .90
c
11
14 .89
g
2,405,013 0 .46 0 .46 2 .71 19
f
( 25 .14 ) 2,255,904 0 .46 0 .46 2 .33 21
35 .59 2,828,714 0 .46 0 .46 2 .95 28
0 .33 2,230,915 0 .48 0 .48 1 .74 102
5 .73 2,484,368 0 .48 0 .48 1 .87 114
16 .68 327,443 0 .71
c
0 .71
c
2 .63
c
11
14 .64
g
318,194 0 .71 0 .71 2 .48 19
f
( 25 .32 ) 314,089 0 .71 0 .71 2 .05 21
35 .28 467,995 0 .71 0 .71 2 .68 28
0 .10 383,646 0 .73 0 .73 1 .45 102
5 .44 459,274 0 .73 0 .71 1 .63 114
17 .14 3,572,774 0 .46
c
0.00
c
3 .37
c
11
15 .36
g
3,164,262 0 .46 0.00 3 .15 19
f
( 24 .76 ) 3,426,943 0 .46 0.00 2 .77 21
36 .17 3,083,400 0 .46 0.00 3 .45 28
0 .89 1,772,710 0 .48 0.00 2 .19 102
6 .16 1,480,782 0 .48 0.00 2 .35 114

Financial Highlights
(continued)
See Notes to Financial Statements
142
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.2
International Opportunities
Class A:
4/30/24
#
$ 12 .78 $ 0 .09 $ 2 .02 $ 2 .11 $ ( 0 .13 ) $ — $ ( 0 .13 ) $ 14 .76
10/31/23 12 .48 0 .15 0 .15 0 .30 ( 0 .00 )
d
— ( 0 .00 )
d
12 .78
10/31/22 19 .67 0 .13 ( 5 .87 ) ( 5 .74 ) ( 0 .21 ) ( 1 .24 ) ( 1 .45 ) 12 .48
10/31/21 15 .65 0 .05 4 .38 4 .43 ( 0 .04 ) ( 0 .37 ) ( 0 .41 ) 19 .67
10/31/20 13 .32 0 .01 2 .41 2 .42 ( 0 .09 ) — ( 0 .09 ) 15 .65
10/31/19 11 .94 0 .12 1 .36 1 .48 ( 0 .10 ) — ( 0 .10 ) 13 .32
Class I:
4/30/24
#
12 .80 0 .10 2 .03 2 .13 ( 0 .16 ) — ( 0 .16 ) 14 .77
10/31/23 12 .48 0 .18 0 .14 0 .32 ( 0 .00 )
d
— ( 0 .00 )
d
12 .80
10/31/22 19 .73 0 .16 ( 5 .87 ) ( 5 .71 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .48
10/31/21 15 .67 0 .11 4 .40 4 .51 ( 0 .08 ) ( 0 .37 ) ( 0 .45 ) 19 .73
10/31/20 13 .34 0 .06 2 .41 2 .47 ( 0 .14 ) — ( 0 .14 ) 15 .67
10/31/19 11 .97 0 .11 1 .40 1 .51 ( 0 .14 ) — ( 0 .14 ) 13 .34
Premier Class:
4/30/24
#
12 .84 0 .10 2 .03 2 .13 ( 0 .16 ) — ( 0 .16 ) 14 .81
10/31/23 12 .52 0 .16 0 .17 0 .33 ( 0 .01 ) — ( 0 .01 ) 12 .84
10/31/22 19 .80 0 .20 ( 5 .94 ) ( 5 .74 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .52
10/31/21 15 .72 0 .11 4 .41 4 .52 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .80
10/31/20 13 .37 0 .04 2 .44 2 .48 ( 0 .13 ) — ( 0 .13 ) 15 .72
10/31/19 12 .00 0 .15 1 .35 1 .50 ( 0 .13 ) — ( 0 .13 ) 13 .37
Class R6:
4/30/24
#
12 .83 0 .11 2 .03 2 .14 ( 0 .18 ) — ( 0 .18 ) 14 .79
10/31/23 12 .49 0 .18 0 .17 0 .35 ( 0 .01 ) — ( 0 .01 ) 12 .83
10/31/22 19 .77 0 .17 ( 5 .88 ) ( 5 .71 ) ( 0 .33 ) ( 1 .24 ) ( 1 .57 ) 12 .49
10/31/21 15 .70 0 .13 4 .40 4 .53 ( 0 .09 ) ( 0 .37 ) ( 0 .46 ) 19 .77
10/31/20 13 .35 0 .07 2 .42 2 .49 ( 0 .14 ) — ( 0 .14 ) 15 .70
10/31/19 11 .99 0 .16 1 .35 1 .51 ( 0 .15 ) — ( 0 .15 ) 13 .35
Retirement Class:
4/30/24
#
12 .76 0 .09 2 .02 2 .11 ( 0 .14 ) — ( 0 .14 ) 14 .73
10/31/23 12 .45 0 .16 0 .16 0 .32 ( 0 .01 ) — ( 0 .01 ) 12 .76
10/31/22 19 .69 0 .16 ( 5 .86 ) ( 5 .70 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .45
10/31/21 15 .63 0 .10 4 .40 4 .50 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .69
10/31/20 13 .30 0 .06 2 .40 2 .46 ( 0 .13 ) — ( 0 .13 ) 15 .63
10/31/19 11 .93 0 .15 1 .35 1 .50 ( 0 .13 ) — ( 0 .13 ) 13 .30
Class W:
4/30/24
#
12 .91 0 .15 2 .04 2 .19 ( 0 .26 ) — ( 0 .26 ) 14 .84
10/31/23 12 .51 0 .27 0 .15 0 .42 ( 0 .02 ) — ( 0 .02 ) 12 .91
10/31/22 19 .89 0 .26 ( 5 .90 ) ( 5 .64 ) ( 0 .50 ) ( 1 .24 ) ( 1 .74 ) 12 .51
10/31/21 15 .78 0 .25 4 .42 4 .67 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 19 .89
10/31/20 13 .42 0 .16 2 .43 2 .59 ( 0 .23 ) — ( 0 .23 ) 15 .78
10/31/19 11 .99 0 .24 1 .36 1 .60 ( 0 .17 ) — ( 0 .17 ) 13 .42
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
143
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
16 .58% $ 36,070 0 .90%
c
0 .90%
c
1 .19%
c
13%
2 .41
g
34,349 0 .90 0 .90 1 .05 18
( 31 .02 ) 36,527 0 .99 0 .96 0 .89 15
28 .62 9,152 1 .06 1 .06 0 .26 29
18 .26 5,638 1 .01 1 .01 0 .10 36
12 .50 4,122 1 .02 1 .02 0 .92 28
16 .74 32,012 0 .70
c
0 .70
c
1 .38
c
13
2 .60
g
31,237 0 .69 0 .69 1 .26 18
( 30 .83 ) 61,619 0 .71 0 .71 1 .21 15
29 .09 5,052 0 .70 0 .70 0 .59 29
18 .66 4,060 0 .71 0 .71 0 .41 36
12 .85 4,168 0 .71 0 .71 0 .85 28
16 .61 2,883 0 .76
c
0 .76
c
1 .37
c
13
2 .60
g
2,455 0 .76 0 .75 1 .18 18
( 30 .88 ) 2,269 0 .76 0 .66 1 .43 15
29 .06 569 0 .77 0 .73 0 .58 29
18 .69 399 0 .77 0 .70 0 .32 36
12 .74 1,308 0 .77 0 .73 1 .21 28
16 .74 141,615 0 .61
c
0 .61
c
1 .50
c
13
2 .69
g
128,293 0 .60 0 .60 1 .32 18
( 30 .76 ) 130,897 0 .61 0 .61 1 .16 15
29 .21 146,168 0 .60 0 .60 0 .70 29
18 .84 120,668 0 .61 0 .61 0 .53 36
12 .84 117,428 0 .62 0 .62 1 .31 28
16 .63 83,877 0 .86
c
0 .86
c
1 .23
c
13
2 .53
g
80,691 0 .85 0 .79 1 .14 18
( 30 .87 ) 96,691 0 .86 0 .68 1 .06 15
29 .13 175,169 0 .85 0 .73 0 .56 29
18 .62 158,190 0 .86 0 .72 0 .40 36
12 .77 175,643 0 .87 0 .77 1 .19 28
17 .11 2,130,184 0 .61
c
0.00
c
2 .11
c
13
3 .36
g
1,912,615 0 .60 0.00 1 .92 18
( 30 .39 ) 2,057,533 0 .61 0.00 1 .77 15
30 .03 2,183,791 0 .60 0.00 1 .31 29
19 .52 1,527,006 0 .61 0.00 1 .14 36
13 .62 1,487,781 0 .62 0.00 1 .94 28

Financial Highlights
(continued)
See Notes to Financial Statements
144
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.3
Quant International Small Cap Equity
Class A:
4/30/24
#
$ 9 .09 $ 0 .08 $ 1 .70 $ 1 .78 $ ( 0 .27 ) $ — $ ( 0 .27 ) $ 10 .60
10/31/23 8 .62 0 .22 0 .52 0 .74 ( 0 .27 ) — ( 0 .27 ) 9 .09
10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
10/31/20 10 .30 0 .15 ( 0 .73 ) ( 0 .58 ) ( 0 .31 ) — ( 0 .31 ) 9 .41
10/31/19 10 .18 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 10 .30
Class I:
4/30/24
#
9 .08 0 .10 1 .70 1 .80 ( 0 .31 ) — ( 0 .31 ) 10 .57
10/31/23 8 .61 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .08
10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
10/31/20 10 .29 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .40
10/31/19 10 .22 0 .26 0 .39 0 .65 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .29
Premier Class:
4/30/24
#
9 .21 0 .09 1 .73 1 .82 ( 0 .29 ) — ( 0 .29 ) 10 .74
10/31/23 8 .73 0 .24 0 .54 0 .78 ( 0 .30 ) — ( 0 .30 ) 9 .21
10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
10/31/20 10 .42 0 .17 ( 0 .74 ) ( 0 .57 ) ( 0 .33 ) — ( 0 .33 ) 9 .52
10/31/19 10 .23 0 .25 0 .41 0 .66 ( 0 .18 ) ( 0 .29 ) ( 0 .47 ) 10 .42
Class R6:
4/30/24
#
9 .09 0 .10 1 .70 1 .80 ( 0 .31 ) — ( 0 .31 ) 10 .58
10/31/23 8 .62 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .09
10/31/22 12 .48 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
10/31/20 10 .30 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .41
10/31/19 10 .22 0 .26 0 .40 0 .66 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .30
Retirement Class:
4/30/24
#
9 .07 0 .08 1 .70 1 .78 ( 0 .28 ) — ( 0 .28 ) 10 .57
10/31/23 8 .60 0 .23 0 .53 0 .76 ( 0 .29 ) — ( 0 .29 ) 9 .07
10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
10/31/20 10 .29 0 .18 ( 0 .73 ) ( 0 .55 ) ( 0 .34 ) — ( 0 .34 ) 9 .40
10/31/19 10 .19 0 .25 0 .39 0 .64 ( 0 .25 ) ( 0 .29 ) ( 0 .54 ) 10 .29
Class W:
4/30/24
#
9 .16 0 .14 1 .70 1 .84 ( 0 .38 ) — ( 0 .38 ) 10 .62
10/31/23 8 .69 0 .32 0 .54 0 .86 ( 0 .39 ) — ( 0 .39 ) 9 .16
10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
10/31/20 10 .35 0 .25 ( 0 .72 ) ( 0 .47 ) ( 0 .42 ) — ( 0 .42 ) 9 .46
10/31/19 10 .22 0 .33 0 .40 0 .73 ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 10 .35
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
145
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
19 .86% $ 1,019 1 .14%
c
1 .11%
c
1 .63%
c
56%
8 .58 853 1 .16 1 .12 2 .26 114
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
( 5 .93 ) 757 1 .44 1 .09 1 .60 100
6 .61 851 1 .35 1 .09 2 .26 87
20 .07 97 0 .81
c
0 .81
c
1 .99
c
56
9 .05 76 0 .77 0 .77 2 .57 114
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
( 5 .56 ) 69 0 .76 0 .71 2 .01 100
6 .96 84 0 .76 0 .71 2 .66 87
20 .07 79 0 .96
c
0 .91
c
1 .79
c
56
8 .85 68 0 .93 0 .91 2 .48 114
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
( 5 .71 ) 70 0 .91 0 .85 1 .85 100
6 .85 76 0 .89 0 .84 2 .53 87
20 .09 71,593 0 .75
c
0 .75
c
1 .95
c
56
9 .06 62,099 0 .74 0 .74 2 .63 114
( 26 .44 ) 66,810 0 .72 0 .72 3 .20 119
35 .40 88,124 0 .71 0 .69 1 .73 119
( 5 .51 ) 54,223 0 .71 0 .66 2 .06 100
7 .04 55,449 0 .71 0 .66 2 .68 87
19 .92 7,660 1 .00
c
1 .00
c
1 .66
c
56
8 .86 7,031 0 .99 0 .99 2 .38 114
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
( 5 .67 ) 3,259 0 .96 0 .84 1 .93 100
6 .86 3,113 0 .96 0 .84 2 .54 87
20 .50 1,154,830 0 .75
c
0 .01
c
2 .69
c
56
9 .91 1,001,200 0 .74 0 .01 3 .37 114
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119
( 4 .97 ) 923,105 0 .71 0.00 2 .73 100
7 .85 926,729 0 .71 0.00 3 .38 87

Financial Highlights
(continued)
See Notes to Financial Statements
146
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.4
International Responsible Equity
Class A:
4/30/24
#
$ 11 .56 $ 0 .16 $ 1 .68 $ 1 .84 $ ( 0 .38 ) $ — $ ( 0 .38 ) $ 13 .02
10/31/23 10 .20 0 .31 1 .28 1 .59 ( 0 .23 ) — ( 0 .23 ) 11 .56
10/31/22 13 .76 0 .30 ( 3 .48 ) ( 3 .18 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 10 .20
10/31/21 10 .30 0 .31 3 .30 3 .61 ( 0 .15 ) — ( 0 .15 ) 13 .76
10/31/20 11 .13 0 .20 ( 0 .88 ) ( 0 .68 ) ( 0 .15 ) — ( 0 .15 ) 10 .30
10/31/19 10 .10 0 .27 0 .96 1 .23 ( 0 .20 ) — ( 0 .20 ) 11 .13
Class I:
4/30/24
#
11 .59 0 .17 1 .69 1 .86 ( 0 .40 ) — ( 0 .40 ) 13 .05
10/31/23 10 .24 0 .33 1 .27 1 .60 ( 0 .25 ) — ( 0 .25 ) 11 .59
10/31/22 13 .81 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 10 .24
10/31/21 10 .33 0 .35 3 .30 3 .65 ( 0 .17 ) — ( 0 .17 ) 13 .81
10/31/20 11 .16 0 .21 ( 0 .86 ) ( 0 .65 ) ( 0 .18 ) — ( 0 .18 ) 10 .33
10/31/19 10 .14 0 .30 0 .95 1 .25 ( 0 .23 ) — ( 0 .23 ) 11 .16
Premier Class:
4/30/24
#
11 .62 0 .16 1 .70 1 .86 ( 0 .39 ) — ( 0 .39 ) 13 .09
10/31/23 10 .25 0 .32 1 .29 1 .61 ( 0 .24 ) — ( 0 .24 ) 11 .62
10/31/22 13 .83 0 .32 ( 3 .50 ) ( 3 .18 ) ( 0 .30 ) ( 0 .10 ) ( 0 .40 ) 10 .25
10/31/21 10 .34 0 .34 3 .31 3 .65 ( 0 .16 ) — ( 0 .16 ) 13 .83
10/31/20 11 .17 0 .15 ( 0 .81 ) ( 0 .66 ) ( 0 .17 ) — ( 0 .17 ) 10 .34
10/31/19 10 .13 0 .32 0 .92 1 .24 ( 0 .20 ) — ( 0 .20 ) 11 .17
Class R6:
4/30/24
#
11 .61 0 .17 1 .70 1 .87 ( 0 .41 ) — ( 0 .41 ) 13 .07
10/31/23 10 .25 0 .35 1 .27 1 .62 ( 0 .26 ) — ( 0 .26 ) 11 .61
10/31/22 13 .82 0 .33 ( 3 .48 ) ( 3 .15 ) ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 10 .25
10/31/21 10 .34 0 .35 3 .31 3 .66 ( 0 .18 ) — ( 0 .18 ) 13 .82
10/31/20 11 .16 0 .23 ( 0 .87 ) ( 0 .64 ) ( 0 .18 ) — ( 0 .18 ) 10 .34
10/31/19 10 .14 0 .31 0 .95 1 .26 ( 0 .24 ) — ( 0 .24 ) 11 .16
Retirement Class:
4/30/24
#
11 .55 0 .15 1 .69 1 .84 ( 0 .38 ) — ( 0 .38 ) 13 .01
10/31/23 10 .20 0 .32 1 .26 1 .58 ( 0 .23 ) — ( 0 .23 ) 11 .55
10/31/22 13 .76 0 .30 ( 3 .47 ) ( 3 .17 ) ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 10 .20
10/31/21 10 .30 0 .33 3 .29 3 .62 ( 0 .16 ) — ( 0 .16 ) 13 .76
10/31/20 11 .12 0 .20 ( 0 .86 ) ( 0 .66 ) ( 0 .16 ) — ( 0 .16 ) 10 .30
10/31/19 10 .11 0 .26 0 .96 1 .22 ( 0 .21 ) — ( 0 .21 ) 11 .12
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
147
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
16 .12% $ 32,607 0 .62%
c
0 .62%
c
2 .44%
c
20%
15 .61 28,059 0 .63 0 .63 2 .60 30
( 23 .72 ) 21,246 0 .66 0 .65 2 .55 15
35 .27 21,846 0 .70 0 .70 2 .41 12
( 6 .18 ) 10,335 0 .72 0 .72 1 .89 15
12 .47 6,456 0 .92 0 .74 2 .62 9
16 .25 14,344 0 .43
c
0 .43
c
2 .64
c
20
15 .69 11,987 0 .49 0 .49 2 .75 30
( 23 .55 ) 8,600 0 .48 0 .48 2 .56 15
35 .60 2,557 0 .46 0 .46 2 .66 12
( 5 .96 ) 1,192 0 .52 0 .51 1 .99 15
12 .71 1,174 0 .66 0 .47 2 .89 9
16 .20 649 0 .50
c
0 .50
c
2 .43
c
20
15 .77 954 0 .50 0 .50 2 .70 30
( 23 .64 ) 618 0 .52 0 .52 2 .65 15
35 .49 771 0 .52 0 .52 2 .58 12
( 5 .99 ) 438 0 .56 0 .55 1 .35 15
12 .55 1,754 0 .74 0 .55 3 .05 9
16 .36 834,000 0 .34
c
0 .34
c
2 .72
c
20
15 .85 715,703 0 .34 0 .34 2 .90 30
( 23 .47 ) 657,816 0 .37 0 .37 2 .85 15
35 .70 556,304 0 .36 0 .36 2 .68 12
( 5 .83 ) 338,692 0 .41 0 .40 2 .21 15
12 .77 192,475 0 .58 0 .40 3 .03 9
16 .17 700,962 0 .59
c
0 .59
c
2 .43
c
20
15 .58 629,526 0 .59 0 .59 2 .66 30
( 23 .66 ) 457,544 0 .62 0 .62 2 .60 15
35 .42 386,981 0 .61 0 .61 2 .50 12
( 6 .08 ) 162,780 0 .66 0 .65 1 .91 15
12 .40 59,932 0 .83 0 .65 2 .56 9

148
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
New Name Former Name Short Name
Nuveen Core Equity Fund TIAA-CREF Growth & Income Fund Core Equity
Nuveen Large Cap Growth Fund TIAA-CREF Large-Cap Growth Fund Large Cap Growth
Nuveen Large Cap Value Fund TIAA-CREF Large-Cap Value Fund Large Cap Value
Nuveen Mid Cap Growth Fund TIAA-CREF Mid-Cap Growth Fund Mid Cap Growth
Nuveen Mid Cap Value Fund TIAA-CREF Mid-Cap Value Fund Mid Cap Value
Nuveen Quant Small Cap Equity Fund TIAA-CREF Quant Small-Cap Equity Fund Quant Small Cap Equity
Nuveen Quant Small/Mid Cap Equity Fund TIAA-CREF Quant Small/Mid-Cap Equity Fund Quant Small/Mid Cap Equity
Nuveen Large Cap Responsible Equity Fund TIAA-CREF Social Choice Equity Fund Large Cap Responsible Equity
Nuveen Social Choice Low Carbon Equity Fund TIAA-CREF Social Choice Low Carbon Equity
Fund
Social Choice Low Carbon Equity
Nuveen Emerging Markets Equity Fund TIAA-CREF Emerging Markets Equity Fund Emerging Markets Equity
Nuveen International Equity Fund TIAA-CREF International Equity Fund International Equity
Nuveen International Opportunities Fund TIAA-CREF International Opportunities Fund International Opportunities
Nuveen Quant International Small Cap Equity
Fund
TIAA-CREF Quant International Small-Cap
Equity Fund
Quant International Small Cap Equity
Nuveen International Responsible Equity Fund TIAA-CREF Social Choice International Equity
Fund
International Responsible Equity
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

149
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

Notes to Financial Statements
(Unaudited) (continued)
150
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

151
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,076,437,396 $— $— $6,076,437,396
Short-Term Investments
:
Repurchase agreement — 16,515,000 — 16,515,000
Treasury debt — 664,220 — 664,220
Total $6,076,437,396 $17,179,220 $— $6,093,616,616
1 1 1 1 1
Large Cap Growth
Long-Term Investments
:
Common stocks $5,552,134,325 $323,862,448 $— $5,875,996,773
Short-Term Investments
:
Government agency debt — 4,964,101 — 4,964,101
Repurchase agreement — 51,755,000 — 51,755,000
Treasury debt — 9,947,175 — 9,947,175
Total $5,552,134,325 $390,528,724 $— $5,942,663,049
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $5,749,404,273 $— $7,267 $5,749,411,540
Short-Term Investments
:
Repurchase agreement — 35,314,000 — 35,314,000
Treasury debt — 12,464,785 — 12,464,785
Total $5,749,404,273 $47,778,785 $7,267 $5,797,190,325
1 1 1 1 1
Mid Cap Growth
Long-Term Investments
:
Common stocks $929,205,065 $76,748,561 $1,537 $1,005,955,163
Rights/Warrants 492,623 — — 492,623
Short-Term Investments
:
Repurchase agreement — 8,032,000 — 8,032,000
Investments purchased with collateral from securities lending 25,458,044 — — 25,458,044
Total $955,155,732 $84,780,561 $1,537 $1,039,937,830
1 1 1 1 1
Mid Cap Value
Long-Term Investments
:
Common stocks $1,685,476,427 $— $— $1,685,476,427
Short-Term Investments
:
Repurchase agreement — 2,856,000 — 2,856,000
Investments purchased with collateral from securities lending 9,851,216 — — 9,851,216
Total $1,695,327,643 $2,856,000 $— $1,698,183,643
1 1 1 1 1
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $2,968,489,956 $— $— $2,968,489,956
Short-Term Investments
:
Repurchase agreement — 24,925,000 — 24,925,000
Treasury debt — 32,377,708 — 32,377,708
Investments purchased with collateral from securities lending 16,633,420 — — 16,633,420
Investments in Derivatives
:
Futures contracts* (2,218,690) — — (2,218,690)
Total $2,982,904,686 $57,302,708 $— $3,040,207,394
1 1 1 1 1
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,265,809,548 $— $417 $1,265,809,965
Short-Term Investments
:
Repurchase agreement — 3,439,000 — 3,439,000
Investments purchased with collateral from securities lending 343,876 — — 343,876
Total $1,266,153,424 $3,439,000 $417 $1,269,592,841
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,017,987,817 $— $— $6,017,987,817
Short-Term Investments
:
Treasury debt — 11,985,396 — 11,985,396
Investments purchased with collateral from securities lending 298,759 — — 298,759
Investments in Derivatives
:
Futures contracts* (455,977) — — (455,977)
Total $6,017,830,599 $11,985,396 $— $6,029,815,995
1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)
152
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Social Choice Low Carbon Equity
Long-Term Investments
:
Common stocks $1,141,013,942 $— $— $1,141,013,942
Short-Term Investments
:
Repurchase agreement — 5,447,000 — 5,447,000
Treasury debt — 2,497,066 — 2,497,066
Investments purchased with collateral from securities lending 1,640,439 — — 1,640,439
Investments in Derivatives
:
Futures contracts* (213,784) — — (213,784)
Total $1,142,440,597 $7,944,066 $— $1,150,384,663
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $373,558,330 $1,290,045,425 $223 $1,663,603,978
Short-Term Investments
:
Government agency debt — 35,610,652 — 35,610,652
Repurchase agreement — 13,114,000 — 13,114,000
Treasury debt — 9,962,613 — 9,962,613
Investments purchased with collateral from securities lending 758,306 — — 758,306
Total $374,316,636 $1,348,732,690 $223 $1,723,049,549
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $579,752,762 $6,176,154,210 $— $6,755,906,972
Short-Term Investments
:
Repurchase agreement — 59,699,000 — 59,699,000
Total $579,752,762 $6,235,853,210 $— $6,815,605,972
1 1 1 1 1
International Opportunities
Long-Term Investments
:
Common stocks $582,989,154 $1,786,489,069 $1,517 $2,369,479,740
Rights/Warrants — 1,370 — 1,370
Short-Term Investments
:
Government agency debt — 9,988,278 — 9,988,278
Repurchase agreement — 22,215,000 — 22,215,000
Treasury debt — 17,415,857 — 17,415,857
Investments purchased with collateral from securities lending 41,522,946 — — 41,522,946
Total $624,512,100 $1,836,109,574 $1,517 $2,460,623,191
1 1 1 1 1
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $136,818,094 $1,092,400,516 $6,650 $1,229,225,260
Short-Term Investments
:
Repurchase agreement — 916,000 — 916,000
Investments purchased with collateral from securities lending 4,541,035 — — 4,541,035
Total $141,359,129 $1,093,316,516 $6,650 $1,234,682,295
1 1 1 1 1
International Responsible Equity
Long-Term Investments
:
Common stocks $9,976,780 $1,543,792,611 $— $1,553,769,391
Short-Term Investments
:
Repurchase agreement — 17,669,000 — 17,669,000
Investments purchased with collateral from securities lending 13,178,935 — — 13,178,935
Investments in Derivatives
:
Futures contracts* (437,446) — — (437,446)
Total $22,718,269 $1,561,461,611 $— $1,584,179,880
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

153
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Core Equity Fixed Income Clearing Corporation $ 16,515,000 $ 16,845,349
Large Cap Growth Fixed Income Clearing Corporation 51,755,000 52,790,167
Large Cap Value Fixed Income Clearing Corporation 35,314,000 36,020,383
Mid Cap Growth Fixed Income Clearing Corporation 8,032,000 8,192,676
Mid Cap Value Fixed Income Clearing Corporation 2,856,000 2,913,208
Quant Small Cap Equity Fixed Income Clearing Corporation 24,925,000 25,423,596
Quant Small/Mid Cap Equity Fixed Income Clearing Corporation 3,439,000 3,507,827
Social Choice Low Carbon Equity Fixed Income Clearing Corporation 5,447,000 5,556,008
Emerging Markets Equity Fixed Income Clearing Corporation 13,114,000 13,376,358
International Equity Bank of New York Mellon 25,000,000 25,500,090
International Equity Fixed Income Clearing Corporation 34,699,000 35,393,039
International Opportunities Fixed Income Clearing Corporation 22,215,000 22,659,475
Quant International Small Cap Equity Fixed Income Clearing Corporation 916,000 934,429
International Responsible Equity Fixed Income Clearing Corporation 17,669,000 18,022,544
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Mid Cap Growth $31,584,284 $25,458,044 $7,771,595 $33,229,639
Mid Cap Value 9,200,192 9,851,216 – 9,851,216
Quant Small Cap Equity 32,577,182 16,633,420 18,123,982 34,757,402
Quant Small/Mid Cap Equity 3,630,163 343,876 3,438,013 3,781,889
Large Cap Responsible Equity 287,890 298,759 – 298,759
Social Choice Low Carbon Equity 2,229,566 1,640,439 779,371 2,419,810
Emerging Markets Equity 7,080,237 758,306 7,157,562 7,915,868
International Opportunities 58,359,663 41,522,946 21,305,309 62,828,255
Quant International Small Cap Equity 35,489,404 4,541,035 33,515,137 38,056,172
International Responsible Equity 27,363,990 13,178,935 16,343,221 29,522,156
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Notes to Financial Statements
(Unaudited) (continued)
154
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
2.1
Core Equity $ 618,333,110 $ 937,109,335
2.2
Large Cap Growth 817,087,470 1,244,167,467
2.3
Large Cap Value 757,115,143 329,656,625
2.4
Mid Cap Growth 217,609,262 282,523,088
2.5
Mid Cap Value 537,066,863 645,083,532
2.6
Quant Small Cap Equity 950,409,769 855,479,262
2.7
Quant Small/Mid Cap Equity 476,657,517 444,277,402
2.8
Large Cap Responsible Equity 2,242,026,991 2,717,750,785
2.9
Social Choice Low Carbon Equity 134,431,261 307,205,023
3.01
Emerging Markets Equity 803,906,158 733,823,111
3.1
International Equity 730,870,597 901,218,290
3.2
International Opportunities 317,319,879 401,388,272
3.3
Quant International Small Cap Equity 674,027,221 717,780,660
3.4
International Responsible Equity 304,715,550 316,353,967
Fund Average Notional Amount of Futures Contracts Outstanding*
2.6
Quant Small Cap Equity $ 51,562,794
2.8
Large Cap Responsible Equity 19,080,730
2.9
Social Choice Low Carbon Equity 6,926,736
3.4
International Responsible Equity 16,760,354
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

155
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Quant Small Cap Equity
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (2,218,690)
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(455,977)
1 1 1 1 1 1 1 1
Social Choice Low Carbon Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(213,784)
1 1 1 1 1 1 1 1
International Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(437,446)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.6
Quant Small Cap Equity
Futures contracts Equity $ 5,779,279 $ (348,537)
2.8
Large Cap Responsible Equity
Futures contracts Equity 5,259,370 (306,352)
2.9
Social Choice Low Carbon Equity
Futures contracts Equity 2,133,213 (30,512)
3.4
International Responsible Equity
Futures contracts Equity 2,216,195 (214,537)

Notes to Financial Statements
(Unaudited) (continued)
156
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/24
Year Ended
10/31/23
2.1
Core Equity Shares Amount Shares Amount
Subscriptions:
Class A 830,394 $ 19,403,928 1,066,600 $ 23,020,356
Class I 63,375 889,269 66,271 957,193
Premier Class 142,847 2,015,316 58,861 836,429
Class R6 7,536,266 109,194,333 5,836,911 77,375,803
Retirement Class 1,266,252 18,870,434 847,898 12,399,595
Class W 1,169,215 15,792,818 15,152,326 198,864,254
Total subscriptions 11,008,349 166,166,098 23,028,867 313,453,630
Reinvestments of distributions:
Class A 8,531,049 181,943,682 3,397,446 66,947,456
Class I 60,952 769,212 17,917 228,420
Premier Class 99,234 1,254,312 55,653 708,617
Class R6 23,417,678 295,007,219 8,789,472 111,691,143
Retirement Class 6,622,580 86,450,380 2,490,097 32,528,002
Class W 32,455,893 407,321,462 10,835,970 136,316,498
Total reinvestments of distributions 71,187,386 972,746,267 25,586,555 348,420,136
Redemptions:
Class A (3,064,398) (71,137,713) (4,842,094) (103,341,168)
Class I (36,003) (493,126) (48,755) (649,153)
Premier Class (55,489) (796,122) (343,208) (4,951,560)
Class R6 (8,849,206) (123,498,706) (19,765,671) (274,245,055)
Retirement Class (1,889,973) (27,728,278) (4,306,009) (61,272,015)
Class W (19,256,122) (274,272,084) (37,040,728) (524,259,086)
Total redemptions (33,151,191) (497,926,029) (66,346,465) (968,718,037)
Net increase (decrease) from shareholder transactions 49,044,544 $ 640,986,336 (17,731,043) $ (306,844,271)
Six Months Ended
4/30/24
Year Ended
10/31/23
2.2
Large Cap Growth Shares Amount Shares Amount
Subscriptions:
Class A 945,515 $ 22,678,844 1,593,786 $ 30,962,118
Class I 42,355 1,014,900 15,889 314,591
Premier Class 77,290 1,846,140 95,171 1,762,839
Class R6 6,287,416 153,917,489 8,596,849 160,967,158
Retirement Class 1,319,649 31,090,945 2,095,862 41,264,346
Class W 2,055,967 51,062,212 13,425,170 252,888,169
Total subscriptions 10,728,192 261,610,530 25,822,727 488,159,221
Reinvestments of distributions:
Class A – – 88,510 1,463,076
Class I 266 6,023 686 11,383
Premier Class 71 1,605 1,637 27,185
Class R6 148,500 3,370,945 278,362 4,623,586
Retirement Class 2,689 60,378 18,357 301,793
Class W 670,234 15,194,214 1,065,651 17,679,144
Total reinvestments of distributions 821,760 18,633,165 1,453,203 24,106,167
Redemptions:
Class A (2,034,085) (49,329,839) (4,430,891) (83,221,061)
Class I (14,540) (362,223) (62,318) (1,070,074)
Premier Class (111,487) (2,714,011) (412,955) (8,020,575)
Class R6 (9,953,995) (241,248,976) (19,438,620) (356,433,008)
Retirement Class (1,314,041) (31,921,492) (2,255,408) (41,859,700)
Class W (12,968,453) (313,337,258) (31,710,984) (598,070,577)
Total redemptions (26,396,601) (638,913,799) (58,311,176) (1,088,674,995)
Net increase (decrease) from shareholder transactions (14,846,649) $ (358,670,104) (31,035,246) $ (576,409,607)

157
Six Months Ended
4/30/24
Year Ended
10/31/23
2.3
Large Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 146,492 $ 2,830,306 214,585 $ 4,019,654
Class I 2,239 45,620 6,025 118,229
Premier Class 914,900 18,520,355 493,688 9,789,623
Class R6 24,754,176 511,063,130 11,310,657 223,723,159
Retirement Class 9,154,902 188,263,194 3,140,859 60,966,521
Class W 1,890,900 39,353,456 10,714,577 210,500,816
Total subscriptions 36,863,609 760,076,061 25,880,391 509,118,002
Reinvestments of distributions:
Class A 664,368 11,905,473 459,125 8,291,792
Class I 2,160 41,140 1,143 21,826
Premier Class 169,913 3,235,151 205,487 3,922,746
Class R6 8,873,121 169,121,679 5,413,517 103,452,307
Retirement Class 2,286,087 43,412,796 1,421,753 27,084,386
Class W 9,601,831 182,818,865 7,272,528 138,905,276
Total reinvestments of distributions 21,597,480 410,535,104 14,773,553 281,678,333
Redemptions:
Class A (519,671) (10,002,654) (860,073) (16,015,204)
Class I (3,004) (61,584) (1,799) (35,024)
Premier Class (77,945) (1,611,884) (2,572,170) (51,041,537)
Class R6 (3,999,671) (80,007,259) (13,839,934) (271,551,079)
Retirement Class (1,187,676) (23,837,431) (3,532,950) (69,689,694)
Class W (12,289,304) (252,916,001) (34,469,435) (688,281,406)
Total redemptions (18,077,271) (368,436,813) (55,276,361) (1,096,613,944)
Net increase (decrease) from shareholder transactions 40,383,818 $ 802,174,352 (14,622,417) $ (305,817,609)
Six Months Ended
4/30/24
Year Ended
10/31/23
2.4
Mid Cap Growth Shares Amount Shares Amount
Subscriptions:
Class A 144,539 $ 2,717,569 257,150 $ 4,314,503
Class I 1,685 35,491 8,523 151,391
Premier Class 143,187 2,576,240 128,677 2,254,873
Class R6 159,518 3,128,617 761,900 13,662,934
Retirement Class 80,241 1,525,495 435,812 7,451,690
Total subscriptions 529,170 9,983,412 1,592,062 27,835,391
Reinvestments of distributions:
Class A – – 38,263 607,615
Class I 5 101 48 804
Premier Class – – 6,871 114,134
Class R6 55,040 1,033,099 200,541 3,369,082
Retirement Class – – 57,447 915,705
Total reinvestments of distributions 55,045 1,033,200 303,170 5,007,340
Redemptions:
Class A (738,866) (13,817,553) (1,178,524) (19,900,120)
Class I (3,182) (65,007) (8,991) (163,676)
Premier Class (141,187) (2,798,665) (1,076,549) (19,275,587)
Class R6 (2,416,452) (48,056,494) (7,499,080) (131,405,678)
Retirement Class (1,794,037) (33,026,087) (3,242,935) (54,613,323)
Total redemptions (5,093,724) (97,763,806) (13,006,079) (225,358,384)
Net increase (decrease) from shareholder transactions (4,509,509) $ (86,747,194) (11,110,847) $ (192,515,653)

Notes to Financial Statements
(Unaudited) (continued)
158
Six Months Ended
4/30/24
Year Ended
10/31/23
2.5
Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 147,926 $ 2,345,829 256,077 $ 3,839,590
Class I 315 4,694 635 10,089
Premier Class 514,625 7,883,930 315,069 4,927,530
Class R6 600,286 9,752,273 2,833,140 43,612,111
Retirement Class 181,926 2,946,337 786,057 12,077,784
Total subscriptions 1,445,078 22,933,063 4,190,978 64,467,104
Reinvestments of distributions:
Class A 177,785 2,657,881 1,794,076 26,032,046
Class I 347 5,444 3,309 50,331
Premier Class 31,668 496,870 472,687 7,189,571
Class R6 1,092,977 17,159,732 9,382,788 142,899,864
Retirement Class 378,312 5,890,324 4,041,878 60,991,942
Total reinvestments of distributions 1,681,089 26,210,251 15,694,738 237,163,754
Redemptions:
Class A (901,489) (14,094,209) (1,329,563) (19,488,486)
Class I (9,494) (158,564) (3,712) (56,801)
Premier Class (274,101) (4,530,708) (2,116,560) (32,011,443)
Class R6 (4,954,966) (81,840,980) (9,869,995) (154,870,516)
Retirement Class (3,192,289) (51,061,488) (4,862,849) (74,525,734)
Total redemptions (9,332,339) (151,685,949) (18,182,679) (280,952,980)
Net increase (decrease) from shareholder transactions (6,206,172) $ (102,542,635) 1,703,037 $ 20,677,878
Six Months Ended
4/30/24
Year Ended
10/31/23
2.6
Quant Small Cap Equity Shares Amount Shares Amount
Subscriptions:
Class A 355,803 $ 5,865,234 560,914 $ 8,539,269
Class I 4,768 82,263 11,620 196,454
Premier Class 759,141 12,303,779 533,640 8,556,994
Class R6 7,995,795 138,086,890 11,916,915 191,173,401
Retirement Class 3,597,007 60,058,534 2,399,475 36,860,416
Class W 862,998 15,129,791 3,035,575 47,729,103
Total subscriptions 13,575,512 231,526,491 18,458,139 293,055,637
Reinvestments of distributions:
Class A 166,085 2,561,038 505,471 7,324,277
Class I 996 16,291 3,412 52,375
Premier Class 46,786 759,812 230,211 3,508,417
Class R6 2,249,370 36,799,697 5,912,184 90,752,021
Retirement Class 498,527 7,831,860 1,442,016 21,284,154
Class W 811,971 13,251,363 2,333,044 35,742,230
Total reinvestments of distributions 3,773,735 61,220,061 10,426,338 158,663,474
Redemptions:
Class A (555,797) (9,078,949) (894,414) (13,531,328)
Class I (8,744) (154,145) (23,124) (366,050)
Premier Class (106,043) (1,819,401) (2,505,266) (40,170,898)
Class R6 (2,507,044) (43,070,626) (12,379,357) (202,339,757)
Retirement Class (1,169,634) (18,525,689) (3,172,897) (48,562,528)
Class W (3,987,099) (68,605,199) (11,005,574) (180,387,591)
Total redemptions (8,334,361) (141,254,009) (29,980,632) (485,358,152)
Net increase (decrease) from shareholder transactions 9,014,886 $ 151,492,543 (1,096,155) $ (33,639,041)

159
Six Months Ended
4/30/24
Year Ended
10/31/23
2.7
Quant Small/Mid Cap Equity Shares Amount Shares Amount
Subscriptions:
Class A 294,244 $ 4,020,049 386,180 $ 4,757,185
Class I 3,483,484 48,067,151 1,503,636 18,799,259
Premier Class – – – –
Class R6 2,070,882 28,426,676 3,506,520 42,543,329
Retirement Class 4,420,136 60,911,567 7,607,800 94,870,828
Class W 437,739 5,921,101 1,966,233 24,590,891
Total subscriptions 10,706,485 147,346,544 14,970,369 185,561,492
Reinvestments of distributions:
Class A 36,381 469,309 98,768 1,171,387
Class I 72,925 948,754 97,241 1,163,005
Premier Class – – – –
Class R6 112,951 1,467,227 399,271 4,767,290
Retirement Class 678,507 8,752,745 1,629,553 19,326,503
Class W 1,443,551 18,751,724 5,052,909 60,331,731
Total reinvestments of distributions 2,344,315 30,389,759 7,277,742 86,759,916
Redemptions:
Class A (317,074) (4,364,068) (275,130) (3,360,050)
Class I (1,555,435) (21,455,496) (320,588) (4,101,637)
Premier Class – – – –
Class R6 (782,789) (10,606,788) (2,657,154) (32,892,398)
Retirement Class (479,976) (6,040,395) (2,000,907) (24,744,453)
Class W (5,768,729) (79,572,128) (27,293,415) (345,411,503)
Total redemptions (8,904,003) (122,038,875) (32,547,194) (410,510,041)
Net increase (decrease) from shareholder transactions 4,146,797 $ 55,697,428 (10,299,083) $ (138,188,633)
Six Months Ended
4/30/24
Year Ended
10/31/23
2.8
Large Cap Responsible Equity Shares Amount Shares Amount
Subscriptions:
Class A 534,440 $ 12,037,107 980,499 $ 20,181,765
Class I 116,414 3,040,210 320,131 7,460,838
Premier Class 109,601 2,843,281 501,570 11,776,220
Class R6 6,383,629 170,127,056 17,453,477 410,513,864
Retirement Class 104,808 2,820,767 1,215,413 30,316,983
Total subscriptions 7,248,892 190,868,421 20,471,090 480,249,670
Reinvestments of distributions:
Class A 1,743,814 36,759,578 1,447,972 28,452,626
Class I 83,889 2,064,516 70,354 1,598,445
Premier Class 87,731 2,153,793 138,358 3,135,205
Class R6 9,367,800 230,728,901 8,697,336 197,777,413
Retirement Class 1,628,579 40,958,754 1,506,586 34,952,806
Total reinvestments of distributions 12,911,813 312,665,542 11,860,606 265,916,495
Redemptions:
Class A (1,777,492) (39,936,410) (2,998,691) (61,649,899)
Class I (836,120) (23,089,481) (278,753) (6,662,844)
Premier Class (284,564) (7,497,334) (2,015,630) (48,871,789)
Class R6 (19,957,207) (528,203,494) (50,882,097) (1,199,830,114)
Retirement Class (3,295,668) (88,788,188) (6,671,668) (160,605,587)
Total redemptions (26,151,051) (687,514,907) (62,846,839) (1,477,620,233)
Net increase (decrease) from shareholder transactions (5,990,346) $ (183,980,944) (30,515,143) $ (731,454,068)

Notes to Financial Statements
(Unaudited) (continued)
160
Six Months Ended
4/30/24
Year Ended
10/31/23
2.9
Social Choice Low Carbon Equity Shares Amount Shares Amount
Subscriptions:
Class A 141,523 $ 2,857,019 480,733 $ 8,573,133
Class I 8,639 176,409 40,604 716,072
Premier Class 11,994 245,059 75,099 1,325,866
Class R6 1,007,033 20,665,777 4,201,480 75,022,506
Retirement Class 80,953 1,662,094 3,050,217 54,647,984
Total subscriptions 1,250,142 25,606,358 7,848,133 140,285,561
Reinvestments of distributions:
Class A 49,810 950,867 49,616 837,526
Class I 3,955 75,747 7,781 131,732
Premier Class 4,026 77,332 5,737 97,420
Class R6 381,941 7,317,992 400,725 6,788,288
Retirement Class 511,166 9,747,935 508,905 8,580,131
Total reinvestments of distributions 950,898 18,169,873 972,764 16,435,097
Redemptions:
Class A (310,191) (6,212,792) (405,558) (7,205,792)
Class I (49,436) (987,183) (275,317) (5,066,489)
Premier Class (72,540) (1,428,209) (141,499) (2,581,379)
Class R6 (4,223,440) (85,773,174) (7,051,616) (124,431,228)
Retirement Class (5,419,382) (110,111,720) (1,916,430) (34,177,884)
Total redemptions (10,074,989) (204,513,078) (9,790,420) (173,462,772)
Net increase (decrease) from shareholder transactions (7,873,949) $ (160,736,847) (969,523) $ (16,742,114)
Six Months Ended
4/30/24
Year Ended
10/31/23
3.01
Emerging Markets Equity Shares Amount Shares Amount
Subscriptions:
Class A 17,717 $ 136,602 297,099 $ 2,312,179
Class I – – 832 6,900
Premier Class 57,406 450,886 111,669 848,039
Class R6 1,044,143 8,085,342 4,237,763 32,243,665
Retirement Class 145,196 1,130,903 988,139 7,543,670
Class W 14,147,591 109,371,567 35,544,822 271,575,651
Total subscriptions 15,412,053 119,175,300 41,180,324 314,530,104
Reinvestments of distributions:
Class A 26,993 205,146 – –
Class I 69 531 4 29
Premier Class 20,118 153,700 193 1,418
Class R6 911,628 6,946,604 15,028 110,456
Retirement Class 266,869 2,025,539 1,366 10,002
Class W 7,337,533 55,912,001 1,536,230 11,306,655
Total reinvestments of distributions 8,563,210 65,243,521 1,552,821 11,428,560
Redemptions:
Class A (68,397) (533,505) (355,858) (2,726,559)
Class I (185) (1,480) (14,666) (107,648)
Premier Class (35,658) (276,952) (611,711) (4,813,550)
Class R6 (3,006,195) (23,564,576) (6,345,619) (47,908,576)
Retirement Class (1,294,623) (10,078,281) (2,224,386) (16,883,952)
Class W (16,309,223) (128,781,327) (66,029,213) (504,863,996)
Total redemptions (20,714,281) (163,236,121) (75,581,453) (577,304,281)
Net increase (decrease) from shareholder transactions 3,260,982 $ 21,182,700 (32,848,308) $ (251,345,617)

161
Six Months Ended
4/30/24
Year Ended
10/31/23
3.1
International Equity Shares Amount Shares Amount
Subscriptions:
Class A 413,045 $ 3,278,082 658,303 $ 4,878,591
Class I 8,341 113,936 2,364 30,001
Premier Class 1,202,083 15,149,466 613,139 7,392,328
Class R6 6,514,553 85,037,675 14,257,274 174,657,876
Retirement Class 488,398 6,710,826 1,471,827 18,619,739
Class W 11,091,617 144,693,031 23,315,241 288,358,060
Total subscriptions 19,718,037 254,983,016 40,318,148 493,936,595
Reinvestments of distributions:
Class A 1,219,001 9,044,987 977,250 6,821,204
Class I 4,042 51,618 3,981 46,930
Premier Class 102,616 1,278,590 114,195 1,314,382
Class R6 5,293,275 65,954,208 4,376,215 50,413,993
Retirement Class 562,880 7,334,328 514,074 6,179,175
Class W 8,532,680 106,658,498 7,295,845 84,267,010
Total reinvestments of distributions 15,714,494 190,322,229 13,281,560 149,042,694
Redemptions:
Class A (1,694,346) (13,231,271) (2,728,994) (20,157,718)
Class I (12,269) (161,746) (46,005) (567,738)
Premier Class (288,477) (3,841,381) (3,023,139) (38,121,584)
Class R6 (19,699,348) (259,707,582) (29,605,333) (358,313,811)
Retirement Class (3,534,698) (47,476,586) (4,820,677) (61,606,701)
Class W (20,812,678) (278,794,833) (88,029,202) (1,068,979,171)
Total redemptions (46,041,816) (603,213,399) (128,253,350) (1,547,746,723)
Net increase (decrease) from shareholder transactions (10,609,285) $ (157,908,154) (74,653,642) $ (904,767,434)
Six Months Ended
4/30/24
Year Ended
10/31/23
3.2
International Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 26,304 $ 382,880 390,013 $ 5,432,861
Class I 25,040 359,962 145,326 1,980,018
Premier Class 6,995 104,920 15,835 224,870
Class R6 369,596 5,429,555 1,498,600 20,511,064
Retirement Class 21,180 303,100 62,307 873,823
Class W 4,642,164 68,081,004 23,017,235 315,543,747
Total subscriptions 5,091,279 74,661,421 25,129,316 344,566,383
Reinvestments of distributions:
Class A 23,002 322,714 177 2,347
Class I 21,527 302,021 920 12,237
Premier Class 1,788 25,175 64 859
Class R6 123,969 1,740,525 4,498 59,920
Retirement Class 63,325 886,546 3,147 41,756
Class W 2,680,005 37,680,868 232,878 3,104,263
Total reinvestments of distributions 2,913,616 40,957,849 241,684 3,221,382
Redemptions:
Class A (292,722) (4,327,737) (629,844) (8,677,153)
Class I (318,128) (4,628,188) (2,645,531) (35,981,040)
Premier Class (5,365) (76,452) (5,959) (85,658)
Class R6 (916,071) (13,354,576) (1,981,548) (27,822,718)
Retirement Class (711,305) (10,349,778) (1,508,628) (20,862,527)
Class W (11,884,653) (171,498,939) (39,577,122) (552,103,316)
Total redemptions (14,128,244) (204,235,670) (46,348,632) (645,532,412)
Net increase (decrease) from shareholder transactions (6,123,349) $ (88,616,400) (20,977,632) $ (297,744,647)

Notes to Financial Statements
(Unaudited) (continued)
162
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Six Months Ended
4/30/24
Year Ended
10/31/23
3.3
Quant International Small Cap Equity Shares Amount Shares Amount
Subscriptions:
Class A 6,531 $ 67,920 4,692 $ 47,336
Class I 1,854 20,056 1,063 10,500
Premier Class – – – –
Class R6 196,256 2,051,163 481,377 4,580,068
Retirement Class 45,845 466,344 64,908 621,436
Class W 2,658,993 27,900,271 9,003,935 85,439,265
Total subscriptions 2,909,479 30,505,754 9,555,975 90,698,605
Reinvestments of distributions:
Class A 2,450 23,963 2,802 25,779
Class I 33 325 – –
Premier Class – – – –
Class R6 214,656 2,092,896 246,987 2,264,874
Retirement Class 21,911 213,633 31,212 285,902
Class W 4,217,705 41,164,803 4,848,269 44,458,629
Total reinvestments of distributions 4,456,755 43,495,620 5,129,270 47,035,184
Redemptions:
Class A (6,721) (65,373) (9,254) (88,434)
Class I (1,096) (11,367) – –
Premier Class – – – –
Class R6 (475,184) (4,899,408) (1,648,137) (15,784,111)
Retirement Class (118,323) (1,220,014) (304,494) (2,908,646)
Class W (7,458,599) (76,885,915) (33,267,454) (319,494,946)
Total redemptions (8,059,923) (83,082,077) (35,229,339) (338,276,137)
Net increase (decrease) from shareholder transactions (693,689) $ (9,080,703) (20,544,094) $ (200,542,348)
Six Months Ended
4/30/24
Year Ended
10/31/23
3.4
International Responsible Equity Shares Amount Shares Amount
Subscriptions:
Class A 224,495 $ 2,901,679 825,344 $ 9,987,563
Class I 113,647 1,463,640 394,435 4,709,960
Premier Class 916 11,573 29,726 354,765
Class R6 7,216,716 92,805,581 16,877,883 199,416,898
Retirement Class 598,072 7,516,902 9,305,220 110,445,196
Total subscriptions 8,153,846 104,699,375 27,432,608 324,914,382
Reinvestments of distributions:
Class A 73,378 901,080 40,581 458,165
Class I 29,908 367,874 16,411 185,604
Premier Class 212 2,620 556 6,305
Class R6 1,621,242 19,957,489 990,732 11,205,179
Retirement Class 1,704,801 20,917,902 959,037 10,817,941
Total reinvestments of distributions 3,429,541 42,146,965 2,007,317 22,673,194
Redemptions:
Class A (221,126) (2,825,056) (521,218) (6,281,126)
Class I (78,634) (1,013,209) (216,827) (2,629,020)
Premier Class (33,597) (426,625) (8,517) (102,735)
Class R6 (6,640,722) (85,032,623) (20,432,948) (249,749,819)
Retirement Class (2,922,435) (38,006,854) (634,227) (7,768,805)
Total redemptions (9,896,514) (127,304,367) (21,813,737) (266,531,505)
Net increase (decrease) from shareholder transactions 1,686,873 $ 19,541,973 7,626,188 $ 81,056,071

163
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
2.1
Core Equity $3,826,169,853 $2,372,648,631 $(105,201,868) $2,267,446,763
2.2
Large Cap Growth 2,928,484,009 3,181,681,407 (167,502,367) 3,014,179,040
2.3
Large Cap Value 3,824,006,465 2,037,765,126 (64,581,266) 1,973,183,860
2.4
Mid Cap Growth 871,505,194 242,349,215 (73,916,579) 168,432,636
2.5
Mid Cap Value 1,421,426,384 321,117,168 (44,359,909) 276,757,259
2.6
Quant Small Cap Equity 2,530,322,281 711,386,194 (201,501,081) 509,885,113
2.7
Quant Small/Mid Cap Equity 1,026,554,809 307,200,350 (64,162,318) 243,038,032
2.8
Large Cap Responsible Equity 3,900,754,772 2,289,116,138 (160,054,915) 2,129,061,223
2.9
Social Choice Low Carbon Equity 895,434,128 328,589,900 (73,639,365) 254,950,535
3.01
Emerging Markets Equity 1,649,066,654 342,028,641 (268,045,746) 73,982,895
3.1
International Equity 5,000,518,813 2,001,382,986 (186,295,827) 1,815,087,159
3.2
International Opportunities 1,870,763,140 725,395,730 (135,535,679) 589,860,051
3.3
Quant International Small Cap Equity 1,150,611,088 162,285,445 (78,214,238) 84,071,207
3.4
International Responsible Equity 1,397,963,605 281,386,210 (95,169,935) 186,216,275
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
2.1
Core Equity $150,318,716 $829,891,273 $1,335,303,148 $– $– $(184,682) $2,315,328,455
2.2
Large Cap Growth 18,726,424 – 2,028,922,755 (30,156,425) – (140,159) 2,017,352,595
2.3
Large Cap Value 137,352,447 254,004,132 1,161,470,611 – – (183,372) 1,552,643,818
2.4
Mid Cap Growth – – (7,477,979) (139,158,178) – (56,796) (146,692,953)
2.5
Mid Cap Value 18,210,748 – 76,036,246 (71,585,003) – (128,606) 22,533,385
2.6
Quant Small Cap Equity 20,262,729 29,905,359 85,843,591 – – (89,294) 135,922,385
2.7
Quant Small/Mid Cap Equity 9,149,741 17,921,159 72,742,377 – – (16,036) 99,797,241
2.8
Large Cap Responsible Equity 73,473,021 240,566,692 1,651,252,425 – – (114,971) 1,965,177,167
2.9
Social Choice Low Carbon Equity 16,418,147 – 69,562,744 – – (8,800) 85,972,091
3.01
Emerging Markets Equity 60,674,606 – (136,354,160) (392,897,153) – (43,452) (468,620,159)
3.1
International Equity 179,256,605 – 816,654,473 (469,316,239) – (161,118) 526,433,721
3.2
International Opportunities 41,075,278 – 254,879,852 (765,261,798) – (49,706) (469,356,374)
3.3
Quant International Small Cap Equity 40,092,699 – (57,672,813) (175,413,893) – (19,574) (193,013,581)
3.4
International Responsible Equity 44,485,488 – (610,733) (17,660,898) – (9,392) 26,204,465
Fund Short-Term Long-Term Total
2.1
Core Equity $– $– $–
2.2
Large Cap Growth 29,665,652 490,773 30,156,425
2.3
Large Cap Value – – –
2.4
Mid Cap Growth 101,284,395 37,873,783 139,158,178
2.5
Mid Cap Value 51,285,445 20,299,558 71,585,003
2.6
Quant Small Cap Equity – – –
2.7
Quant Small/Mid Cap Equity – – –
2.8
Large Cap Responsible Equity – – –
2.9
Social Choice Low Carbon Equity – – –
3.01
Emerging Markets Equity 212,030,616 180,866,537 392,897,153
3.1
International Equity 257,044,008 212,272,231 469,316,239
3.2
International Opportunities* 660,880,379 104,381,419 765,261,798
3.3
Quant International Small Cap Equity 141,293,019 34,120,874 175,413,893
3.4
International Responsible Equity 2,937,128 14,723,770 17,660,898
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.

Notes to Financial Statements
(Unaudited) (continued)
164
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers)
are equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.300% —0.450% 0.395% 0.870% 0.670% 0.670% 0.520% 0.770% 0.520%
2.2
Large Cap Growth* 0.300% —0.450% 0.395 0.870 0.670 0.670 0.520 0.770 0.520
2.3
Large Cap Value* 0.300% —0.450% 0.400 0.870 0.670 0.670 0.520 0.770 0.520
2.4
Mid Cap Growth* 0.290% —0.480% 0.463 0.900 0.700 0.700 0.550 0.800 –
2.5
Mid Cap Value* 0.290% —0.480% 0.443 0.900 0.700 0.700 0.550 0.800 –
2.6
Quant Small Cap Equity* 0.270% —0.460% 0.399 0.880 0.680 0.680 0.530 0.780 0.530
2.7
Quant Small/Mid Cap Equity* 0.270% —0.460% 0.436 0.880 0.680 0.680 0.530 0.780 0.530
2.8
Large Cap Responsible Equity
0.150%
0.150 0.570 0.370 0.370 0.220 0.470 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.248 0.670 0.470 0.470 0.320 0.570 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.838 1.300 1.100 1.100 0.950 1.200 0.950
3.1
International Equity* 0.350% —0.500% 0.441 0.950 0.750 0.750 0.600 0.850 0.600
3.2
International Opportunities* 0.450% —0.600% 0.577 1.050 0.850 0.850 0.700 0.950 0.700
3.3
Quant International Small Cap Equity* 0.500% —0.650% 0.645 1.100 0.900 0.900 0.750 1.000 0.750
3.4
International Responsible Equity* 0.250% —0.300% 0.296 0.750 0.550 0.550 0.400 0.650 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

165
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the
current fiscal period, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.295% —0.445% 0.865% 0.665% 0.665% 0.515% 0.765% 0.515%
2.5
Mid Cap Value* 0.285% —0.475% 0.895 0.695 0.695 0.545 0.795 –
2.8
Large Cap Responsible Equity 0.140% 0.560 0.360 0.360 0.210 0.460 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.605 0.405 0.405 0.255 0.505 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
2.1
Core Equity $222,145
2.2
Large Cap Growth 440,475
2.3
Large Cap Value 327,661
2.4
Mid Cap Growth 78,673
2.5
Mid Cap Value 135,636
3.01
Emerging Markets Equity 164,917
3.1
International Equity 501,131
3.2
International Opportunities 189,982
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 2,568,828 $ 5,314,301 $ 38,400
Large Cap Growth 6,910,168 99,471,280 15,995,890
Large Cap Value – 3,898,610 560,981
Mid Cap Growth – 250,737 22,709
Quant Small Cap Equity 3,050,388 695,502 108,066
Quant Small/Mid Cap Equity 218,262 1,206,946 37,107
Large Cap Responsible Equity 5,931,081 24,740,150 3,472,214
Social Choice Low Carbon Equity 2,360,564 6,792,578 886,605
Quant International Small Cap Equity 10,204,175 204,848 28,019
International Responsible Equity 14,584,294 7,861,117 (3,070,332)
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
2.1
Core Equity 41% 2% 1% 5% 49%
2.2
Large Cap Growth 44 2 1 3 50
2.3
Large Cap Value 37 2 1 10 50
2.4
Mid Cap Growth – – – 18 18
2.5
Mid Cap Value – – – 24 24
2.6
Quant Small Cap Equity 17 1 – 11 29
2.7
Quant Small/Mid Cap Equity 48 2 1 – 51
2.8
Large Cap Responsible Equity – – – 5 5
2.9
Social Choice Low Carbon Equity – – – 2 2
3.01
Emerging Markets Equity 83 3 2 1 89
3.1
International Equity 51 2 1 9 63
3.2
International Opportunities 87 4 2 – 93
3.3
Quant International Small Cap Equity 93 4 2 – 99
3.4
International Responsible Equity – – – 9 9

Notes to Financial Statements
(Unaudited) (continued)
166
Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
12. Subsequent Events
Administrative Services Agreement: The Adviser has agreed to gradually reduce expenses allocated to the Funds under the
Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Committed Line of Credit: During June 2024, the Funds, along with certain other funds managed by the Adviser (“Participating
Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating
Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility.
Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Issue
Value at
10/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Shares at
4/30/24
Value at
4/30/24
Emerging Markets Equity
Common stocks
Brazil
Arcos Dorados Holdings, Inc $ 62,171,748 $ – $ – $ – $ 12,131,073 $ 689,266 6,892,655 $ 74,302,821
Total $62,171,748 $– $– $– $12,131,073 $689,266 6,892,655 $74,302,821

167
Management Fees: Effective May 1, 2024, the management fee schedule for each Fund, other than the Large Cap Responsible
Equity Fund, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund
Advisors”).
As of May 1, 2024 for each Fund subject to the complex-level fee, each breakpoint in each such Fund’s investment management fee breakpoint schedule effective prior to May 1, 2024, as disclosed in the investment management fee ranges in Note 8, was reduced by 0.1600%. These revised investment management fee breakpoint schedules constitute each such Fund's Fund-level fee.
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex –level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
For the Large Cap Responsible Equity Fund, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund, and there are no changes to the investment management fees disclosed in Note 8.
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Voluntary Waivers: The Adviser has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2024. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund Waiver Maximum Expense Amounts
Social Choice Low Carbon Equity - Class A 0.090% 0.580%
Social Choice Low Carbon Equity - Class I 0.090 0.380
Social Choice Low Carbon Equity - Premier Class 0.090 0.380
Social Choice Low Carbon Equity - Class R6 0.090 0.230
Social Choice Low Carbon Equity - Retirement Class 0.090 0.480
International Responsible Equity - Class A 0.100 0.650
International Responsible Equity - Class I 0.100 0.450
International Responsible Equity - Premier Class 0.100 0.450
International Responsible Equity - Class R6 0.100 0.300
International Responsible Equity - Retirement Class 0.100 0.550

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
168
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolios of investments as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April
30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Class I, Premier,
Class R6 and Retirement classes or 800-223-1200 for the
Class A. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Shareholder Meeting Report
(Unaudited)
169
On November 20, 2023, at a special meeting of Equity Funds shareholders, the following persons were elected to serve on the Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff and Robert L.
Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the Nuveen Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

170
Approval of Investment Management Agreement
(Unaudited)
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory
Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the
Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or
NFAL with respect to the Nuveen funds.
The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-
1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

171
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10,
2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’
advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

172
Approval of Investment Management Agreement
(continued)
(Unaudited)
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement;
however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
The Investment Performance of the Funds and Adviser
In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares (Class R6 with respect to the Nuveen International Responsible
Equity Fund, Nuveen Large Cap Responsible Equity Fund and Nuveen Social Choice Low Carbon Equity Fund); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral)
that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the
Board and lead to differing results.

173
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high, subject to certain exceptions, including with respect to the Nuveen International Responsible Equity Fund (formerly, TIAA-CREF Social
Choice International Equity Fund), Nuveen Large Cap Responsible Equity Fund (formerly, TIAA-CREF Social Choice Equity Fund), and
Nuveen Social Choice Low Carbon Equity Fund (formerly, TIAA-CREF Social Choice Low Carbon Equity Fund). In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
With respect to passively managed TC funds that were designed to invest, in relevant part, based on an index, and for the Nuveen
International Responsible Equity Fund, Nuveen Large Cap Responsible Equity Fund and Nuveen Social Choice Low Carbon Equity
Fund, the Board also received and reviewed performance information including, among other things, such Fund’s ex-ante tracking error compared to its reference index over various periods of time.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Core Equity Fund (formerly, TIAA-CREF Growth & Income Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the
Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its
Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31,
2023. In addition, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

174
Approval of Investment Management Agreement
(continued)
(Unaudited)
For Nuveen Large Cap Growth Fund (formerly, TIAA-CREF Large-Cap Growth Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and
March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024.
The Fund also ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and second quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2024.
On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Large Cap Value Fund (formerly, TIAA-CREF Large-Cap Value Fund), the Board considered that the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreement
For Nuveen Mid Cap Growth Fund (formerly, TIAA-CREF Mid-Cap Growth Fund), the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March
31, 2024. The Board also considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023. The Fund, however, ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. The Board considered management’s analysis of performance and the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board determined to renew the Advisory Agreement and to continue to monitor this Fund.
For Nuveen Mid Cap Value Fund (formerly, TIAA-CREF Mid-Cap Value Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the three-year period ended December 31, 2023. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2023, the Fund ranked in the third quartile for the one- and three-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the five-year period ended March 31, 2024, the Fund outperformed its benchmark for the one-
and three-year periods ended March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024 and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Quant Small Cap Equity Fund (formerly, TIAA-CREF Quant Small-Cap Equity Fund), the Board considered that the
Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2023 and March 31, 2024, respectively. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Quant Small/Mid Cap Equity Fund (formerly, TIAA-CREF Quant Small/Mid-Cap Equity Fund), the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

175
For Nuveen Large Cap Responsible Equity Fund (formerly, TIAA-CREF Social Choice Equity Fund), the Board considered, among other things, the performance of the Fund and its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its benchmark as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the third quartile of its
Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31,
2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended
March 31, 2024 and third quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Social Choice Low Carbon Equity Fund (formerly, TIAA-CREF Social Choice Low Carbon Equity Fund), the Board
considered, among other things, the performance of the Fund and its benchmark for the one-, three- and five-year periods ended
December 31, 2023 and March 31, 2024 as well as its tracking error compared to its benchmark as of December 31, 2023 and
March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-
year period ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024 and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Emerging Markets Equity Fund (formerly, TIAA-CREF Emerging Markets Equity Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended
December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023. The Fund also ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023, but ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31,
2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March
31, 2024, the Fund ranked in the third quartile for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen International Equity Fund (formerly, TIAA-CREF International Equity Fund), the Board considered that although the
Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2023, the Fund outperformed its benchmark for the five-year period ended December 31, 2023. The Fund also ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended
December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and third quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen International Opportunities Fund (formerly, TIAA-CREF International Opportunities Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended
December 31, 2023, the Fund outperformed its benchmark for the five-year period ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2024, the Fund outperformed its benchmark for the five-year period and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and third quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreement.

176
Approval of Investment Management Agreement
(continued)
(Unaudited)
For Nuveen Quant International Small Cap Equity Fund (formerly, TIAA-CREF Quant International Small-Cap Equity Fund), the Board
considered that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended
December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended
December 31, 2023 and March 31, 2024, respectively. The Fund also ranked in the first quartile of its Performance Peer Group for one- and three-year periods ended December 31, 2023 and third quartile for the five-year period ended December 31, 2023.
In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended March
31, 2024 and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen International Responsible Equity Fund (formerly, TIAA-CREF Social Choice International Equity Fund), the Board
considered, among other things, the performance of the Fund and its benchmark for the one-, three- and five-year periods ended
December 31, 2023 and March 31, 2024 as well as its tracking error compared to its benchmark as of December 31, 2023 and
March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and first quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
Fees, Expenses and Profitability
Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and with respect to open-end funds, for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board
Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

177
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. To extend the ability to share in savings as complex assets increase to the TC funds, the Board approved changes to the management fee schedule of certain TC funds (rebranded under the Nuveen name effective May 1, 2024) to include a complex-wide fee component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating
TC funds into the calculation of the complex size over a ten-year period. Participating Funds include each Fund other than the Nuveen
Large Cap Responsible Equity Fund. The Board considered management’s representation that there would be no increase to any participating TC fund’s respective advisory agreement fee rate. Rather, the change sought to allow shareholders of participating TC funds to benefit from breakpoints in the fee schedule as a result of increases in the size of the fund complex even if the size of a particular TC fund’s assets did not increase. In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the
TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.
As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and with respect to open-end funds, for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and
Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the
Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. To extend the ability to share in savings as complex assets increase to the TC funds, the
Board approved changes to the management fee schedule of certain TC funds (rebranded under the Nuveen name effective May
1, 2024) to include a complex-wide fee component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC funds into the calculation of the complex size over a ten-year period. Participating Funds include each Fund other than the Nuveen Large Cap Responsible Equity Fund. The Board considered management’s representation that there would be no increase to any participating TC fund’s respective advisory agreement fee rate. Rather, the change sought to allow shareholders of participating TC funds to benefit from breakpoints in the fee schedule as a result of increases in the size of the fund complex even if the size of a particular TC fund’s assets did not increase. In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-
year period.

178
Approval of Investment Management Agreement
(continued)
(Unaudited)
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the
Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements;
servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients..
Profitability of the Adviser
In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax)
of a peer group of certain asset management firms for the 2022 fiscal year. The Board considered that TAL had calculated that it earned profits (pre-distribution) for the one-year period ended December 31, 2023 with respect to each of the Funds subject to the following exception. The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December
31, 2023 with respect to its services to the Nuveen Mid Cap Growth Fund. In evaluating profitability data, the Independent Trustees considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The
Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

179
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
The Board considered that the management fee of TAL for the TC funds was comprised of only a fund-level fee. However, effective
May 1, 2024, the Board approved the implementation of a complex-level component to the fee arrangement of certain TC funds pursuant to which the management fee would be comprised of a fund-level component and a complex-level component, subject to certain exceptions. Participating Funds in the complex-level component include each Fund except the Nuveen Large Cap Responsible
Equity Fund. To implement the new structure, the fund-level component was reduced by an amount at least equal to the new complex-
level fee component. The complex-level fee component contains its own breakpoint schedule which is designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules (if any) are designed to share economies of scale with shareholders if the particular fund grows. The Board considered that the assets of the participating TC funds to be included in the calculation of the complex-wide fee would be phased into the complex-wide assets in determining the complex-level fee over a ten-year period. The Board reviewed the projected shareholder savings derived from such modifications to the complex-
wide fee calculation over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any Fund’s respective advisory agreement fee rate. Similarly, the Board considered that certain reimbursements of administrative costs to TAL under its administrative agreement will also be phased out over a three-year period.
In addition to the fund-level and complex-level fee schedules, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

180
Approval of Investment Management Agreement
(continued)
(Unaudited)
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds
(subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board
Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the
Funds for all such costs.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the
Funds were reasonable in light of the services provided.
Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period

Liquidity Risk Management Program
(Unaudited)
181
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a May 14-16, 2024 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Review
Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)
{FooterText}
182
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell
is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant
LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED
THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT
THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES
MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE
OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT
TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT,
SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN
IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY
BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.
msci.com)

3567591-INV-B-06/25
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A12454 (6/24)

Equity Index Funds
Nuveen
Semi-annual
Report
Mutual Funds
April 30, 2024
This semi-annual report contains the Funds' unaudited financial statements.
Effective May 1, 2024 and May 6, 2024, the name of the Fund and the names of certain share classes, respectively, changed, and all references to the former names in this report have changed. Refer to Important Notices in this report for more information.
Fund Name
Class A Class I Premier Class Class R6
Retirement
Class Class W
4.1
Nuveen Equity Index Fund
TINRX TEIHX TCEPX TIEIX TIQRX TEQWX
4.2
Nuveen Large Cap Growth Index Fund
– TRIHX – TILIX TRIRX –
4.3
Nuveen Large Cap Value Index Fund
– THCVX – TILVX TRCVX –
4.4
Nuveen S&P 500 Index Fund
– TISAX – TISPX TRSPX –
4.5
Nuveen Small Cap Blend Index Fund
– TRHBX – TISBX TRBIX –
4.6
Nuveen Emerging Markets Equity Index Fund
TEQKX TEQHX TEQPX TEQLX TEQSX TENWX
4.7
Nuveen International Equity Index Fund
– TCIHX TRIPX TCIEX TRIEX TCIWX

Important Notices 3
About the Funds’ Benchmarks 5
Fund Performance 6
Expense Examples 13
Portfolios of Investments 16
Statement of Assets and Liabilities 170
Statement of Operations 174
Statement of Changes in Net Assets 176
Financial Highlights 180
Notes to Financial Statements 194
Shareholder Meeting Report 207
Additional Fund Information 208
Approval of Investment Management Agreement 209
Liquidity Risk Management Program 218
Additional Information About Index Providers 219

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Fund Name and Share Class Name Changes
In January 2024, the Funds’ Board of Trustees approved the following changes for the Funds. Refer to the Funds’ supplemented prospectus dated May 6, 2024 for further information.
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed and therefore all references to the names of the Funds in this report have changed as follows:
There were no changes to the investment objective, principal investment strategies, principal investment risks or portfolio management of the funds in connection with these name changes.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
New Name Former Name
Nuveen Equity Index Fund
Nuveen Large Cap Growth Index Fund
Nuveen Large Cap Value Index Fund
Nuveen S&P 500 Index Fund
Nuveen Small Cap Blend Index Fund
Nuveen Emerging Markets Equity Index Fund
Nuveen International Equity Index Fund
TIAA-CREF Equity Index Fund
TIAA-CREF Large-Cap Growth Index Fund
TIAA-CREF Large-Cap Value Index Fund
TIAA-CREF S&P 500 Index Fund
TIAA-CREF Small-Cap Blend Index Fund
TIAA-CREF Emerging Markets Equity Index Fund
TIAA-CREF International Equity Index Fund
New Name Former Name

Important Notices
(continued)

Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Updates
Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Funds. Additionally, effective June 18, 2024,
Nazar Romanyak, CFA has been added as a portfolio manager of the Funds.
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

About the Funds’ Benchmarks
Broad market indexes
Russell 3000® Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE®(Europe, Australasia, Far East) Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across
24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap index
Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Equity Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Equity Index Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 3/31/06 20 .91% 21 .92% 12 .09% 11 .48% 0 .32% 0 .32%
Class I 12/4/15 21 .01 22 .12 12 .27 11 .69
†
0 .15 0 .15
Premier Class 9/30/09 20 .98 22 .09 12 .22 11 .61 0 .20 0 .20
Class R6 7/1/99 21 .09 22 .25 12 .40 11 .78 0 .05 0 .05
Retirement Class 3/31/06 20 .93 21 .94 12 .11 11 .51 0 .30 0 .30
Class W 9/28/18 21 .09 22 .29 12 .44 11 .81
†
0 .05 0 .00
Russell 3000® Index – 21 .09 22 .30 12 .43 11 .81 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
42.96
billion
Portfolio turnover rate
*
1%
Number of holdings 2,712
Weighted median market
capitalization $151.63 billon
Price/earnings ratio (weighted
12-month trailing average)
†
27.2
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 27.2
Financials 13.8
Health care 12.2
Consumer discretionary 10.3
Industrials 10.2
Communication services 8.4
Consumer staples 5.7
Energy 4.2
Materials 2.6
Real estate 2.5
Utilities 2.3
Short-term investments 0.4
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
72.3
More than $15 billion-$50 billion
15.4
More than $2 billion-$15 billion
10.6
$2 billion or less
1.7
Total 100.0

Large Cap Growth Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large Cap Growth Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Class I 12/4/15 23 .53% 31 .62% 16 .26% 15 .31%
†
0 .16% 0 .16%
Class R6 10/1/02 23 .58 31 .75 16 .39 15 .41 0 .05 0 .05
Retirement Class 10/1/02 23 .41 31 .44 16 .10 15 .12 0 .30 0 .30
Russell 1000® Growth Index – 23 .56 31 .80 16 .46 15 .48 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
as of 4/30/2024
Net assets $
12.86
billion
Portfolio turnover rate
*
9%
Number of holdings 442
Weighted median market
capitalization $583.75 billon
Price/earnings ratio (weighted
12-month trailing average)
†
33.7
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 43.6
Consumer discretionary 14.9
Communication services 12.3
Health care 10.6
Financials 6.7
Industrials 5.7
Consumer staples 4.1
Materials 0.7
Real estate 0.7
Energy 0.5
Utilities 0.1
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
87.4
More than $15 billion-$50 billion
9.2
More than $2 billion-$15 billion
3.4
Total 100.0

Large Cap Value Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large Cap Value Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Class I 12/4/15 18 .31% 13 .21% 8 .43% 8 .28%
†
0 .18% 0 .18%
Class R6 10/1/02 18 .38 13 .39 8 .57 8 .39 0 .05 0 .05
Retirement Class 10/1/02 18 .22 13 .07 8 .29 8 .12 0 .30 0 .30
Russell 1000® Value Index – 18 .42 13 .42 8 .60 8 .43 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
as of 4/30/2024
Net assets $
9.72
billion
Portfolio turnover rate
*
11%
Number of holdings 849
Weighted median market
capitalization $77.26 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.0
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Financials 22.8
Industrials 14.5
Health care 14.0
Information technology 9.0
Energy 8.3
Consumer staples 8.0
Utilities 4.9
Materials 4.8
Consumer discretionary 4.8
Communication services 4.5
Real estate 4.3
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
62.6
More than $15 billion-$50 billion
24.5
More than $2 billion-$15 billion
12.8
$2 billion or less
0.1
Total 100.0

S&P 500 Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
S&P 500 Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Class I 12/4/15 20.86% 22.42% 12.99% 12.24%
†
0.18% 0.18%
Class R6 10/1/02 20.92 22.59 13.14 12.35 0.05 0.05
Retirement Class 10/1/02 20.79 22.29 12.86 12.07 0.30 0.30
S&P 500® Index – 20.98 22.66 13.19 12.41 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
as of 4/30/2024
Net assets $
9.39
billion
Portfolio turnover rate
*
1%
Number of holdings 508
Weighted median market
capitalization $213.48 billon
Price/earnings ratio (weighted
12-month trailing average)
†
25.8
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Information technology 29.0
Financials 13.0
Health care 12.2
Consumer discretionary 10.3
Communication services 9.1
Industrials 8.8
Consumer staples 6.1
Energy 4.1
Materials 2.3
Utilities 2.3
Real estate 2.1
Short-term investments 0.5
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
82.4
More than $15 billion-$50 billion
15.4
More than $2 billion-$15 billion
2.2
Total 100.0

Small Cap Blend Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Small Cap Blend Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Class I 12/4/15 19 .55% 13 .22% 5 .78% 7 .26%
†
0 .71% 0 .21%
Class R6 10/1/02 19 .72 13 .39 5 .95 7 .38 0 .05 0 .05
Retirement Class 10/1/02 19 .47 13 .07 5 .67 7 .12 0 .30 0 .30
Russell 2000® Index – 19 .66 13 .32 5 .83 7 .22 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
as of 4/30/2024
Net assets $
3.26
billion
Portfolio turnover rate
*
7%
Number of holdings 1,916
Weighted median market
capitalization $2.91 billon
Price/earnings ratio (weighted
12-month trailing average)
†
93.5
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Industrials 17.3
Financials 15.9
Health care 14.8
Information technology 14.5
Consumer discretionary 10.4
Energy 7.5
Real estate 5.6
Materials 4.8
Consumer staples 3.3
Utilities 2.6
Communication services 2.2
Short-term investments 1.1
Investments purchased with collateral
from securities lending 2.5
Other assets & liabilities, net -2.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
1.8
More than $15 billion-$50 billion
0.6
More than $2 billion-$15 billion
64.9
$2 billion or less
32.7
Total 100.0

Emerging Markets Equity Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Index Fund
Inception date 6 months 1 year 5 years 10 Years gross net
Class A 8/31/10 13 .52% 7 .35% 1 .00% 2 .27% 0 .49% 0 .49%
Class I 12/4/15 13 .62 7 .59 1 .20 2 .54
†
0 .29 0 .29
Premier Class 8/31/10 13 .65 7 .59 1 .20 2 .49 0 .31 0 .31
Class R6 8/31/10 13 .76 7 .71 1 .34 2 .65 0 .16 0 .16
Retirement Class 8/31/10 13 .68 7 .49 1 .10 2 .40 0 .41 0 .41
Class W 9/28/18 13 .79 7 .86 1 .52 2 .75
†
0 .16 0 .00
MSCI Emerging Markets Index – 15 .40 9 .88 1 .89 2 .96 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
6.20
billion
Portfolio turnover rate
*
1%
Number of holdings 1,375
Weighted median market
capitalization $32.24 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.2
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Financials 23.3
Information technology 23.1
Consumer discretionary 13.3
Communication services 9.0
Materials 6.9
Consumer staples 5.9
Industrials 5.4
Energy 5.3
Health care 3.3
Utilities 2.9
Real estate 1.8
Short-term investments 1.1
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -1.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
35.4
More than $15 billion-$50 billion
29.1
More than $2 billion-$15 billion
34.9
$2 billion or less
0.6
Total 100.0
% of portfolio investments
as of 4/30/2024
China 26.1
India 17.9
Taiwan 16.8
Korea, Republic of 11.8
Brazil 4.9
Saudi Arabia 4.1
Mexico 2.7
South Africa 2.6
Indonesia 1.7
Thailand 1.4
20 other nations 8.7
Short-term investments 1.1
Investments purchased with
collateral from securities lending 0.2
Total 100.0

International Equity Index Fund

Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Equity Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Class I 12/4/15 17.06% 8.42% 5.97% 4.32%
†
0.19% 0.19%
Premier Class 9/30/09 16.99 8.35 5.93 4.26 0.20 0.20
Class R6 10/1/02 17.14 8.56 6.09 4.42 0.05 0.05
Retirement Class 10/1/02 16.95 8.23 5.83 4.15 0.30 0.30
Class W 9/28/18 17.12 8.61 6.15 4.45
†
0.05 0.00
MSCI EAFE® Index – 18.63 9.28 6.18 4.38 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
as of 4/30/2024
Net assets $
23.73
billion
Portfolio turnover rate
*
3%
Number of holdings 789
Weighted median market
capitalization $55.20 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.6
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 4/30/2024
Financials 18.9
Industrials 16.5
Health care 12.5
Consumer discretionary 11.8
Information technology 9.0
Consumer staples 8.8
Materials 7.6
Energy 4.3
Utilities 3.4
Communication services 3.4
Real estate 1.7
Short-term investments 1.8
Investments purchased with collateral
from securities lending 1.8
Other assets & liabilities, net -1.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2024
More than $50 billion
51.9
More than $15 billion-$50 billion
31.2
More than $2 billion-$15 billion
16.9
Total 100.0
% of portfolio investments
as of 4/30/2024
Japan 22.2
United Kingdom 10.2
France 10.0
United States 8.6
Germany 8.2
Australia 7.0
Switzerland 5.9
Netherlands 4.4
Denmark 3.6
Sweden 2.9
22 other nations 13.4
Short-term investments 1.8
Investments purchased with
collateral from securities lending 1.8
Total 100.0

Expense Examples
All shareholders of the Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( November 1, 2023 – April 30, 2024 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
4.1
Equity Index Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,209.10 $1,210.10 $1,209.80 $1,210.90 $1,209.30 $1,210.90
Expenses incurred during the period*
$1.76 $0.82 $1.10 $0.27 $1.65 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.27 $1,024.12 $1,023.87 $1,024.61 $1,023.37 $1,024.86
Expenses incurred during the period*
$1.61 $0.75 $1.01 $0.25 $1.51 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.32% for Class
A, 0.15% for Class I, 0.20% for Premier Class, 0.05% for Class R6, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

4.2
Large Cap Growth Index Fund
Share Class
Class I Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,235.30 $1,235.80 $1,234.10
Expenses incurred during the period*
$0.89 $0.28 $1.67
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.07 $1,024.61 $1,023.37
Expenses incurred during the period*
$0.81 $0.25 $1.51
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.16% for Class I,
0.05% for Class R6 and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.3
Large Cap Value Index Fund
Share Class
Class I Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,183.10 $1,183.80 $1,182.20
Expenses incurred during the period*
$0.92 $0.27 $1.63
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.02 $1,024.61 $1,023.37
Expenses incurred during the period*
$0.86 $0.25 $1.51
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.17% for Class I,
0.05% for Class R6 and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.4
S&P 500 Index Fund
Share Class
Class I Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,208.60 $1,209.20 $1,207.90
Expenses incurred during the period*
$0.99 $0.27 $1.65
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.97 $1,024.61 $1,023.37
Expenses incurred during the period*
$0.91 $0.25 $1.51
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.18% for Class I,
0.05% for Class R6 and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

4.5
Small Cap Blend Index Fund
Share Class
Class I Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,195.50 $1,197.20 $1,194.70
Expenses incurred during the period*
$1.15 $0.33 $1.69
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.82 $1,024.57 $1,023.32
Expenses incurred during the period*
$1.06 $0.30 $1.56
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.21% for Class I,
0.06% for Class R6 and 0.31% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.6
Emerging Markets Equity Index Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,135.20 $1,136.20 $1,136.50 $1,137.60 $1,136.80 $1,137.90
Expenses incurred during the period*
$2.65 $1.54 $1.65 $0.85 $2.18 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.38 $1,023.42 $1,023.32 $1,024.07 $1,022.82 $1,024.86
Expenses incurred during the period*
$2.51 $1.46 $1.56 $0.81 $2.06 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.50% for Class
A, 0.29% for Class I, 0.31% for Premier Class, 0.16% for Class R6, 0.41% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.7
International Equity Index Fund
Share Class
Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,170.60 $1,169.90 $1,171.40 $1,169.50 $1,171.20
Expenses incurred during the period*
$0.97 $1.08 $0.27 $1.62 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.97 $1,023.87 $1,024.61 $1,023.37 $1,024.86
Expenses incurred during the period*
$0.91 $1.01 $0.25 $1.51 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.18% for Class
I, 0.20% for Premier Class, 0.05% for Class R6, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Equity Index Fund April 30, 2024
Portfolios of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .4%
102,643 (a) Adient plc $ 3,065,946
82,911 (a) American Axle & Manufacturing Holdings, Inc 608,567
238,352 (a) Aptiv plc 16,922,992
204,944 BorgWarner, Inc 6,716,015
27,933 (a) Cooper-Standard Holdings, Inc 431,006
107,715 Dana Inc 1,338,897
20,044 (a) Dorman Products, Inc 1,752,848
3,472,167 Ford Motor Co 42,186,829
40,428 (a) Fox Factory Holding Corp 1,573,458
1,023,446 General Motors Co 45,574,050
218,002 Gentex Corp 7,477,469
25,155 (a) Gentherm, Inc 1,272,088
275,187 (a) Goodyear Tire & Rubber Co 3,291,236
127,748 Harley-Davidson, Inc 4,393,254
110,804 (a),(b) Holley, Inc 445,432
18,139 LCI Industries 1,886,093
51,928 Lear Corp 6,536,177
640,885 (a),(b) Lucid Group, Inc 1,634,257
194,312 (a),(b) Luminar Technologies, Inc 285,639
43,958 (a) Modine Manufacturing Co 4,071,830
16,988 Patrick Industries, Inc 1,775,076
40,988 Phinia, Inc 1,598,532
251,662 (a),(b) QuantumScape Corp 1,364,008
576,192 (a),(b) Rivian Automotive, Inc 5,128,109
217,401 (a),(b) Solid Power, Inc 367,408
15,934 Standard Motor Products, Inc 511,481
19,766 (a) Stoneridge, Inc 296,095
2,427,412 (a) Tesla, Inc 444,896,071
41,295 Thor Industries, Inc 4,105,549
28,194 (a) Visteon Corp 3,119,102
23,560 Winnebago Industries, Inc 1,450,825
177,385 (a),(b) Workhorse Group, Inc 26,821
21,842 (a) XPEL, Inc 1,147,797
TOTAL AUTOMOBILES & COMPONENTS 617,250,957
BANKS - 3 .7%
18,633 1st Source Corp 924,197
14,723 Amalgamated Financial Corp 361,302
25,834 Amerant Bancorp, Inc 559,564
48,454 Ameris Bancorp 2,300,596
27,215 Arrow Financial Corp 606,078
156,553 Associated Banc-Corp 3,298,572
91,335 Atlantic Union Bankshares Corp 2,901,713
44,566 (a) Axos Financial, Inc 2,255,485
112,080 (b) Banc of California, Inc 1,534,375
24,715 Bancfirst Corp 2,203,837
37,392 (a) Bancorp, Inc 1,119,516
7,985 (b) Bank First Corp 616,362
6,062,130 Bank of America Corp 224,359,431
34,424 (b) Bank of Hawaii Corp 1,951,497
6,575 Bank of Marin Bancorp 94,417
39,774 Bank of NT Butterfield & Son Ltd 1,352,316
90,703 Bank OZK 4,049,889
79,459 BankUnited, Inc 2,123,939
41,073 Banner Corp 1,792,015
12,845 Bar Harbor Bankshares 322,153
16,293 BCB Bancorp, Inc 153,480
43,571 Berkshire Hills Bancorp, Inc 928,934

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
12,822 (b) Blue Ridge Bankshares, Inc $ 32,055
37,887 BOK Financial Corp 3,361,714
15,598 (a) Bridgewater Bancshares, Inc 169,706
67,439 Brookline Bancorp, Inc 559,744
19,568 Business First Bancshares, Inc 395,078
25,800 Byline Bancorp, Inc 559,086
143,139 Cadence Bank 3,960,656
4,978 Cambridge Bancorp 305,500
11,105 Camden National Corp 346,698
191 Capital Bancorp, Inc 3,705
4,521 Capital City Bank Group, Inc 119,897
105,986 Capitol Federal Financial, Inc 505,553
15,958 (a) Carter Bankshares, Inc 194,209
82,639 Cathay General Bancorp 2,846,087
16,021 Central Pacific Financial Corp 319,459
1,673,314 Citigroup, Inc 102,624,348
5,190 Citizens & Northern Corp 88,489
413,701 Citizens Financial Group, Inc 14,111,341
13,280 City Holding Co 1,341,546
5,750 Civista Bancshares, Inc 82,110
7,874 CNB Financial Corp 149,606
14,705 (a) Coastal Financial Corp 568,789
167,425 Columbia Banking System, Inc 3,149,264
27,831 (a) Columbia Financial, Inc 461,995
99,964 Comerica, Inc 5,015,194
116,569 Commerce Bancshares, Inc 6,373,993
60,022 Community Bank System, Inc 2,594,151
14,068 Community Trust Bancorp, Inc 590,997
32,974 ConnectOne Bancorp, Inc 590,564
32,218 (a) CrossFirst Bankshares, Inc 389,193
46,800 Cullen/Frost Bankers, Inc 4,883,112
32,680 (a) Customers Bancorp, Inc 1,492,496
139,451 CVB Financial Corp 2,278,629
28,972 Dime Community Bancshares, Inc 527,290
26,137 Eagle Bancorp, Inc 483,273
126,261 East West Bancorp, Inc 9,405,182
133,594 Eastern Bankshares, Inc 1,677,941
5,234 Enterprise Bancorp, Inc 127,186
28,968 Enterprise Financial Services Corp 1,101,074
11,154 Equity Bancshares, Inc 371,540
8,510 Esquire Financial Holdings, Inc 400,481
9,389 (b) Farmers & Merchants Bancorp, Inc 192,475
11,812 Farmers National Banc Corp 139,736
34,406 FB Financial Corp 1,260,980
587,078 Fifth Third Bancorp 21,404,864
8,770 Financial Institutions, Inc 151,019
24,700 First Bancorp 751,127
158,461 First BanCorp 2,733,452
7,604 First Bancorp, Inc 167,896
14,763 First Bancshares, Inc 353,426
588 First Bank 6,868
38,527 First Busey Corp 860,693
8,793 First Business Financial Services, Inc 290,785
9,761 First Citizens Bancshares, Inc (Class A) 16,464,464
135,088 First Commonwealth Financial Corp 1,781,811
14,032 First Community Bancshares, Inc 465,582
73,937 First Financial Bancorp 1,634,747
112,033 First Financial Bankshares, Inc 3,311,695
4,322 First Financial Corp 157,364
113,382 First Foundation, Inc 621,333
135,411 First Hawaiian, Inc 2,855,818
541,440 First Horizon National Corp 8,078,285
96,845 First Interstate BancSystem, Inc 2,585,762

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
47,027 First Merchants Corp $ 1,571,642
12,091 First Mid Bancshares, Inc 374,337
12,529 First of Long Island Corp 118,650
9,917 (a) First Western Financial, Inc 165,316
15,276 Five Star Bancorp 330,267
42,707 Flushing Financial Corp 470,631
325,156 FNB Corp 4,337,581
194,217 Fulton Financial Corp 3,214,291
19,386 (a),(b) FVCBankcorp, Inc 223,133
19,355 German American Bancorp, Inc 614,134
101,511 Glacier Bancorp, Inc 3,672,668
7,132 Great Southern Bancorp, Inc 366,585
11,967 Greene County Bancorp, Inc 352,069
5,058 Guaranty Bancshares, Inc 145,316
70,171 Hancock Whitney Corp 3,185,062
29,083 Hanmi Financial Corp 444,970
39,598 HarborOne Bancorp, Inc 401,128
7,219 HBT Financial, Inc 133,227
34,542 Heartland Financial USA, Inc 1,454,564
55,657 Heritage Commerce Corp 441,917
28,290 Heritage Financial Corp 501,865
46,898 Hilltop Holdings, Inc 1,372,235
1,692 Hingham Institution For Savings The 285,779
2,890 Home Bancorp, Inc 101,150
183,082 Home Bancshares, Inc 4,335,382
77,357 HomeStreet, Inc 947,623
8,226 HomeTrust Bancshares, Inc 211,408
99,262 Hope Bancorp, Inc 994,605
37,769 Horizon Bancorp, Inc 433,588
1,192,416 Huntington Bancshares, Inc 16,061,844
41,058 Independent Bank Corp 2,062,754
16,001 Independent Bank Corp 396,985
27,575 Independent Bank Group, Inc 1,026,893
63,589 International Bancshares Corp 3,538,728
10,716 (b) John Marshall Bancorp, Inc 177,028
2,537,196 JPMorgan Chase & Co 486,481,961
62,205 Kearny Financial Corp 335,907
839,749 Keycorp 12,167,963
54,549 Lakeland Bancorp, Inc 664,952
19,759 Lakeland Financial Corp 1,161,236
23,057 Live Oak Bancshares, Inc 745,202
148,957 M&T Bank Corp 21,507,901
12,700 Macatawa Bank Corp 177,800
8,910 Mercantile Bank Corp 321,473
28,455 Metrocity Bankshares, Inc 653,896
15,723 (a) Metropolitan Bank Holding Corp 624,203
11,042 Mid Penn Bancorp, Inc 223,380
22,606 Midland States Bancorp, Inc 495,071
5,927 MidWestOne Financial Group, Inc 119,548
25,698 MVB Financial Corp 461,793
21,289 National Bank Holdings Corp 696,789
34,793 NBT Bancorp, Inc 1,218,103
158,885 (b) New York Community Bancorp, Inc 421,045
8,973 Nicolet Bankshares, Inc 686,704
9,353 Northeast Bank 483,737
27,798 Northeast Community Bancorp, Inc 438,652
44,937 Northfield Bancorp, Inc 374,775
101,413 Northwest Bancshares, Inc 1,074,978
2,011,856 (a) NU Holdings Ltd 21,848,756
52,078 OceanFirst Financial Corp 768,671
72,625 OFG Bancorp 2,622,489
326,590 Old National Bancorp 5,401,799
15,271 Old Second Bancorp, Inc 209,213

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
20,312 Origin Bancorp, Inc $ 603,266
3,618 Orrstown Financial Services, Inc 94,864
89,066 Pacific Premier Bancorp, Inc 1,914,919
11,574 Park National Corp 1,524,412
12,857 (b) Parke Bancorp, Inc 211,626
22,883 Pathward Financial, Inc 1,152,617
10,253 Peapack Gladstone Financial Corp 229,462
23,125 Peoples Bancorp, Inc 671,550
8,138 (b) Peoples Financial Services Corp 308,186
64,999 Pinnacle Financial Partners, Inc 4,985,423
385 (a) Pioneer Bancorp, Inc 3,409
353,298 PNC Financial Services Group, Inc 54,146,451
77,194 Popular, Inc 6,560,718
12,183 Preferred Bank 922,131
28,576 Premier Financial Corp 553,803
5,687 Primis Financial Corp 55,278
82,390 Prosperity Bancshares, Inc 5,105,708
103,199 Provident Financial Services, Inc 1,514,961
14,068 QCR Holdings, Inc 773,177
22,257 RBB Bancorp 395,284
4,522 Red River Bancshares, Inc 204,440
840,825 Regions Financial Corp 16,202,698
43,118 Renasant Corp 1,253,009
4,137 Republic Bancorp, Inc (Class A) 209,829
33,109 S&T Bancorp, Inc 998,236
34,709 Sandy Spring Bancorp, Inc 709,799
69,004 Seacoast Banking Corp of Florida 1,591,922
41,638 ServisFirst Bancshares, Inc 2,454,976
14,920 Shore Bancshares, Inc 154,422
5,250 Sierra Bancorp 104,055
98,370 Simmons First National Corp (Class A) 1,681,143
16,069 SmartFinancial, Inc 330,218
354 South Plains Financial, Inc 9,176
2,746 (a) Southern First Bancshares, Inc 70,902
5,675 Southern Missouri Bancorp, Inc 227,568
24,349 (b) Southside Bancshares, Inc 649,144
69,727 SouthState Corp 5,278,334
38,203 Stellar Bancorp, Inc 848,107
21,096 Stock Yards Bancorp, Inc 939,827
5,861 Summit Financial Group, Inc 155,141
110,649 Synovus Financial Corp 3,960,128
38,762 (a) Texas Capital Bancshares, Inc 2,224,939
11,131 Tompkins Trustco, Inc 489,541
56,169 Towne Bank 1,453,092
24,322 Trico Bancshares 845,676
17,672 (a) Triumph Financial, Inc 1,243,402
1,176,201 Truist Financial Corp 44,166,348
19,519 TrustCo Bank Corp NY 519,596
45,567 Trustmark Corp 1,348,783
38,832 UMB Financial Corp 3,093,357
130,431 United Bankshares, Inc 4,233,790
103,599 United Community Banks, Inc 2,613,803
22,107 Univest Financial Corp 461,373
1,381,988 US Bancorp 56,150,172
414,096 Valley National Bancorp 2,902,813
34,533 Veritex Holdings, Inc 672,703
81,289 Washington Federal, Inc 2,202,119
15,885 Washington Trust Bancorp, Inc 404,432
153,531 Webster Financial Corp 6,729,264
3,187,447 Wells Fargo & Co 189,079,356
51,566 WesBanco, Inc 1,392,282
8,366 West Bancorporation, Inc 136,031
20,400 Westamerica Bancorporation 949,620

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
91,934 Western Alliance Bancorp $ 5,224,609
46,083 Wintrust Financial Corp 4,453,461
47,065 WSFS Financial Corp 2,011,087
109,414 Zions Bancorporation 4,461,903
TOTAL BANKS 1,572,716,004
CAPITAL GOODS - 6 .8%
90,270 (a) 3D Systems Corp 302,405
486,875 3M Co 46,988,306
100,665 A.O. Smith Corp 8,339,089
54,660 Aaon, Inc 5,142,959
23,678 (a) AAR Corp 1,637,097
26,578 Acuity Brands, Inc 6,599,317
64,984 Advanced Drainage Systems, Inc 10,202,488
115,971 Aecom Technology Corp 10,711,082
22,184 (a) Aerovironment, Inc 3,544,781
27,273 (a) AerSale Corp 194,456
53,417 AGCO Corp 6,099,687
77,906 Air Lease Corp 3,913,997
13,727 Alamo Group, Inc 2,668,254
34,459 Albany International Corp (Class A) 2,748,105
77,538 Allegion plc 9,425,519
6,208 Allied Motion Technologies, Inc 182,453
78,516 Allison Transmission Holdings, Inc 5,774,852
12,889 Alta Equipment Group, Inc 143,197
35,576 (a) Ameresco, Inc 744,606
12,826 (a) American Woodmark Corp 1,181,018
201,984 Ametek, Inc 35,278,525
213,046 (a) API Group Corp 8,217,184
18,243 Apogee Enterprises, Inc 1,127,053
30,780 Applied Industrial Technologies, Inc 5,640,435
96,323 (a),(b) Archer Aviation, Inc 373,733
51,490 Arcosa, Inc 3,914,270
11,536 Argan, Inc 695,159
35,399 Armstrong World Industries, Inc 4,066,637
157,065 (a) Array Technologies, Inc 1,938,182
17,527 Astec Industries, Inc 732,629
17,487 (a) Astronics Corp 293,257
34,587 Atkore, Inc 6,063,101
60,126 (a) Axon Enterprise, Inc 18,859,121
100,862 (a) AZEK Co, Inc 4,603,342
18,025 (b) AZZ, Inc 1,291,131
69,999 Barnes Group, Inc 2,430,365
45,670 (a) Beacon Roofing Supply, Inc 4,499,865
28,514 (a),(b) Blink Charging Co 72,140
162,550 (a),(b) Bloom Energy Corp 1,809,181
11,512 (a) Blue Bird Corp 379,378
11,068 (a) BlueLinx Holdings, Inc 1,213,828
492,155 (a) Boeing Co 82,603,295
33,731 Boise Cascade Co 4,461,599
11,845 (a) Bowman Consulting Group Ltd 384,844
40,102 (b) Brookfield Business Corp 816,076
114,153 (a) Builders FirstSource, Inc 20,869,451
87,839 BWX Technologies, Inc 8,412,341
8,806 Cadre Holdings, Inc 293,680
41,080 Carlisle Cos, Inc 15,949,310
725,390 Carrier Global Corp 44,604,231
448,464 Caterpillar, Inc 150,042,600
849,324 (a),(b) ChargePoint Holdings, Inc 1,129,601
36,781 (a) Chart Industries, Inc 5,298,671
900,871 (a) CNH Industrial NV 10,269,929
20,151 Columbus McKinnon Corp 831,632
28,861 Comfort Systems USA, Inc 8,929,882

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
887 (a) Concrete Pumping Holdings, Inc $ 5,899
28,626 (a) Construction Partners, Inc 1,478,247
143,688 (a) Core & Main, Inc 8,114,061
38,580 Crane Co 5,401,586
11,874 CSW Industrials, Inc 2,821,500
123,420 Cummins, Inc 34,864,916
33,427 Curtiss-Wright Corp 8,471,070
55,814 (a) Custom Truck One Source, Inc 278,512
231,968 Deere & Co 90,794,595
311,752 (a),(b) Desktop Metal, Inc 243,915
80,220 (a) DNOW, Inc 1,131,904
101,213 Donaldson Co, Inc 7,307,579
17,088 Douglas Dynamics, Inc 386,872
121,539 Dover Corp 21,791,943
7,460 (a) Ducommun, Inc 403,511
12,598 (a) DXP Enterprises, Inc 614,278
21,956 (a) Dycom Industries, Inc 3,074,279
352,618 Eaton Corp plc 112,224,205
39,624 EMCOR Group, Inc 14,152,504
502,688 Emerson Electric Co 54,179,713
16,119 Encore Wire Corp 4,503,004
46,405 (a) Energy Recovery, Inc 691,434
94,986 (a),(b) Energy Vault Holdings, Inc 120,632
55,416 Enerpac Tool Group Corp 1,974,472
33,465 EnerSys 3,026,909
116,702 (a),(b) Enovix Corp 730,555
16,390 EnPro Industries, Inc 2,460,631
56,109 Esab Corp 5,940,821
19,331 ESCO Technologies, Inc 1,961,130
80,826 (a),(b) ESS Tech, Inc 60,935
506,576 Fastenal Co 34,416,773
46,155 Federal Signal Corp 3,752,401
182,133 Ferguson plc 38,229,717
98,402 Flowserve Corp 4,640,638
93,285 (a),(b) Fluence Energy, Inc 1,664,204
142,932 (a) Fluor Corp 5,764,448
310,223 Fortive Corp 23,350,485
104,386 Fortune Brands Innovations, Inc 7,630,617
37,279 Franklin Electric Co, Inc 3,588,849
79,831 FTAI Aviation Ltd 5,604,935
59,145 (a),(b) FTC Solar, Inc 27,207
511,812 (a),(b) FuelCell Energy, Inc 474,859
155,438 (a) Gates Industrial Corp plc 2,738,818
36,014 GATX Corp 4,406,673
237,498 (a) GE Vernova, Inc 36,505,818
26,667 (a),(b) Gencor Industries, Inc 452,539
54,511 (a) Generac Holdings, Inc 7,411,316
214,154 General Dynamics Corp 61,481,472
949,994 General Electric Co 153,728,029
26,448 (a) Gibraltar Industries, Inc 1,889,974
25,662 Global Industrial Co 988,244
37,797 (a) GMS, Inc 3,496,978
18,896 Gorman-Rupp Co 626,780
147,695 Graco, Inc 11,845,139
149,154 GrafTech International Ltd 256,545
39,368 Granite Construction, Inc 2,184,924
60,950 (a) Great Lakes Dredge & Dock Corp 402,270
33,587 Greenbrier Cos, Inc 1,658,862
40,831 Griffon Corp 2,675,247
22,211 H&E Equipment Services, Inc 1,072,569
130,446 (a) Hayward Holdings, Inc 1,771,457
41,922 HEICO Corp 8,694,623
70,220 HEICO Corp (Class A) 11,645,987

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
23,945 Helios Technologies, Inc $ 1,079,920
25,702 Herc Holdings, Inc 3,676,157
78,974 Hexcel Corp 5,070,921
83,078 Hillenbrand, Inc 3,964,482
103,419 (a) Hillman Solutions Corp 988,686
583,044 Honeywell International, Inc 112,370,070
317,760 Howmet Aerospace, Inc 21,210,480
46,255 Hubbell, Inc 17,138,403
33,445 (a) Hudson Technologies, Inc 331,774
35,838 Huntington Ingalls Industries, Inc 9,924,617
306,800 (a),(b) Hyliion Holdings Corp 395,772
7,156 Hyster-Yale Materials Handling, Inc 419,127
66,059 IDEX Corp 14,563,367
8,756 (a) IES Holdings, Inc 1,183,111
264,117 Illinois Tool Works, Inc 64,473,601
353,391 Ingersoll Rand, Inc 32,978,448
15,632 Insteel Industries, Inc 501,787
66,579 ITT, Inc 8,611,328
82,032 (a) Janus International Group, Inc 1,182,081
95,278 (a) JELD-WEN Holding, Inc 1,953,199
30,832 John Bean Technologies Corp 2,746,823
613,120 Johnson Controls International plc 39,895,718
9,278 Kadant, Inc 2,540,224
63,395 Kennametal, Inc 1,491,684
89,581 (a) Kratos Defense & Security Solutions, Inc 1,596,333
167,378 L3Harris Technologies, Inc 35,827,261
4,474 (a) Lawson Products, Inc 147,508
28,805 Lennox International, Inc 13,348,813
36,528 (a) Leonardo DRS, Inc 786,083
16,978 (a) Limbach Holdings, Inc 769,613
47,515 Lincoln Electric Holdings, Inc 10,430,968
8,406 Lindsay Corp 976,357
192,952 Lockheed Martin Corp 89,709,173
32,814 LSI Industries, Inc 479,084
30,526 Luxfer Holdings plc 293,965
25,887 (a) Manitowoc Co, Inc 313,233
195,438 Masco Corp 13,377,731
17,394 (a) Masonite International Corp 2,305,575
47,879 (a) Mastec, Inc 4,246,389
104,386 (a) Masterbrand, Inc 1,740,115
26,438 (a) Mayville Engineering Co Inc 363,787
21,770 McGrath RentCorp 2,321,988
197,279 MDU Resources Group, Inc 4,872,791
56,073 (a) Mercury Computer Systems, Inc 1,581,259
46,376 (a) Middleby Corp 6,444,873
12,532 Miller Industries, Inc 610,434
27,127 Moog, Inc (Class A) 4,315,092
74,482 (a) MRC Global, Inc 836,433
40,108 MSC Industrial Direct Co (Class A) 3,659,454
91,520 Mueller Industries, Inc 5,108,646
123,593 Mueller Water Products, Inc (Class A) 1,957,713
15,607 (a) MYR Group, Inc 2,594,664
3,753 National Presto Industries, Inc 307,708
110,163 (a) NEXTracker, Inc 4,713,875
529,494 (a),(b) Nikola Corp 328,604
50,093 Nordson Corp 12,933,512
125,793 Northrop Grumman Corp 61,013,379
5,136 (a) Northwest Pipe Co 162,554
25,573 (a),(b) NuScale Power Corp 148,323
157,302 nVent Electric plc 11,336,755
2,380 (b) Omega Flex, Inc 157,699
51,245 Oshkosh Corp 5,753,276
360,644 Otis Worldwide Corp 32,890,733

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
77,678 Owens Corning, Inc $ 13,066,216
452,178 PACCAR, Inc 47,980,608
17,348 Park Aerospace Corp 247,556
112,731 Parker-Hannifin Corp 61,428,249
27,211 (a) Parsons Corp 2,136,336
133,782 Pentair plc 10,580,818
445,266 (a),(b) Plug Power, Inc 1,028,564
6,237 Powell Industries, Inc 891,891
1,157 Preformed Line Products Co 140,032
58,364 Primoris Services Corp 2,719,762
20,651 (a) Proto Labs, Inc 629,442
24,588 Quanex Building Products Corp 816,813
124,631 Quanta Services, Inc 32,224,591
25,790 (a) RBC Bearings, Inc 6,306,945
147,602 (a),(b) Redwire Corp 557,936
58,146 Regal-Beloit Corp 9,383,020
112,180 (a) Resideo Technologies, Inc 2,190,875
34,968 REV Group, Inc 764,400
241,774 (a),(b) Rocket Lab USA, Inc 909,070
102,202 Rockwell Automation, Inc 27,692,654
1,266,044 RTX Corp 128,528,787
6,598 Rush Enterprises, Inc 269,924
44,730 Rush Enterprises, Inc (Class A) 1,964,542
134,984 Sensata Technologies Holding plc 5,171,237
198,020 (a),(b) SES AI Corp 312,872
140,450 (a) Shoals Technologies Group, Inc 1,186,803
24,827 Shyft Group, Inc 270,118
37,416 Simpson Manufacturing Co, Inc 6,506,268
40,856 (a) SiteOne Landscape Supply, Inc 6,409,898
46,027 Snap-On, Inc 12,333,395
96,167 (a) Spirit Aerosystems Holdings, Inc (Class A) 3,077,344
33,039 (a) SPX Technologies, Inc 4,024,481
8,453 Standex International Corp 1,461,355
130,458 Stanley Black & Decker, Inc 11,923,861
150,669 (a),(b) Stem, Inc 277,231
19,738 (a) Sterling Construction Co, Inc 2,005,381
58,669 (a),(b) SunPower Corp 120,858
191,646 (a),(b) Sunrun, Inc 1,972,037
28,299 Tennant Co 3,296,268
69,107 Terex Corp 3,873,447
281,691 (a),(b) Terran Orbital Corp 371,832
184,557 Textron, Inc 15,611,677
22,578 (a) Thermon Group Holdings, Inc 720,916
48,377 Timken Co 4,316,196
51,987 (a) Titan International, Inc 572,897
13,882 (a) Titan Machinery, Inc 309,013
91,243 Toro Co 7,991,974
198,609 Trane Technologies plc 63,026,580
5,151 (a) Transcat, Inc 553,063
46,529 TransDigm Group, Inc 58,069,588
100,182 (a) Trex Co, Inc 8,871,116
67,174 Trinity Industries, Inc 1,747,867
47,307 (a) Triumph Group, Inc 632,022
49,355 (a) Tutor Perini Corp 820,774
59,386 UFP Industries, Inc 6,692,802
59,094 United Rentals, Inc 39,474,201
11,489 (a) V2X, Inc 558,136
18,457 Valmont Industries, Inc 3,779,994
291,930 Vertiv Holdings Co 27,149,490
15,571 (a) Vicor Corp 504,189
205,102 (a),(b) Virgin Galactic Holdings, Inc 178,459
38,904 W.W. Grainger, Inc 35,844,200
39,430 Wabash National Corp 911,227

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
29,046 Watsco, Inc $ 13,004,475
26,804 Watts Water Technologies, Inc (Class A) 5,319,522
40,493 WESCO International, Inc 6,185,306
158,438 Westinghouse Air Brake Technologies Corp 25,521,193
168,942 (a) WillScot Mobile Mini Holdings Corp 6,244,096
55,521 Woodward Inc 9,014,390
35,235 (a),(b) Xometry, Inc 629,649
211,534 Xylem, Inc 27,647,494
140,071 Zurn Elkay Water Solutions Corp 4,381,421
TOTAL CAPITAL GOODS 2,902,021,512
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
71,796 ABM Industries, Inc 3,137,485
91,019 ACCO Brands Corp 438,712
110,227 (a) ACV Auctions, Inc 1,923,461
380,551 (a) Alight, Inc 3,432,570
13,852 Aris Water Solution, Inc 194,344
42,312 (a) ASGN, Inc 4,080,992
852,615 (a),(b) Aurora Innovation, Inc 2,366,007
362,218 Automatic Data Processing, Inc 87,616,912
5,327 Barrett Business Services, Inc 647,230
223,464 (a),(b) BlackSky Technology, Inc 270,391
110,250 Booz Allen Hamilton Holding Corp 16,280,617
34,803 (a) BrightView Holdings, Inc 391,534
35,470 Brink's Co 3,102,206
104,604 Broadridge Financial Solutions, Inc 20,231,460
21,645 (a) CACI International, Inc (Class A) 8,706,268
41,616 (a) Casella Waste Systems, Inc (Class A) 3,762,086
43,111 (a) CBIZ, Inc 3,068,641
25,717 (a) CECO Environmental Corp 556,002
13,622 (a) Cimpress plc 1,161,548
75,068 Cintas Corp 49,420,267
387,769 (a),(b) Clarivate plc 2,621,318
44,744 (a) Clean Harbors, Inc 8,476,751
42,140 Concentrix Corp 2,303,794
132,462 (a) Conduent, Inc 417,255
761,802 (a) Copart, Inc 41,373,467
100,942 (a) CoreCivic, Inc 1,504,036
357,188 (a) CoStar Group, Inc 32,693,418
4,484 CRA International, Inc 650,584
26,157 CSG Systems International, Inc 1,235,657
30,980 Deluxe Corp 611,855
75,581 (a) Driven Brands Holdings, Inc 1,083,076
196,245 Dun & Bradstreet Holdings, Inc 1,785,830
16,785 Ennis, Inc 334,022
110,628 Equifax, Inc 24,359,179
132,285 (a) ExlService Holdings, Inc 3,836,265
41,992 Exponent, Inc 3,859,485
46,013 First Advantage Corp 750,012
8,190 (a) Forrester Research, Inc 148,976
9,141 (a) Franklin Covey Co 355,951
31,944 (a) FTI Consulting, Inc 6,830,586
161,326 Genpact Ltd 4,959,161
97,493 (a) GEO Group, Inc 1,448,746
61,320 (a) Harsco Corp 477,070
56,484 (a) Healthcare Services Group 599,860
14,986 Heidrick & Struggles International, Inc 441,787
56,093 Herman Miller, Inc 1,426,445
15,364 (a) HireRight Holdings Corp 219,705
39,729 HNI Corp 1,666,632
17,579 (a) Huron Consulting Group, Inc 1,639,066
14,225 ICF International, Inc 2,052,525
32,868 (a),(b) Innodata, Inc 191,949

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
30,132 Insperity, Inc $ 3,101,487
40,589 Interface, Inc 620,606
108,944 Jacobs Solutions, Inc 15,636,732
126,396 KBR, Inc 8,208,156
25,446 Kelly Services, Inc (Class A) 583,731
14,799 Kforce, Inc 913,986
44,482 Korn/Ferry International 2,700,947
82,778 (a) Legalzoom.com, Inc 989,197
115,337 Leidos Holdings, Inc 16,172,554
20,481 (a) Liquidity Services, Inc 353,502
39,935 Manpower, Inc 3,013,096
23,701 Matthews International Corp (Class A) 639,453
58,381 MAXIMUS, Inc 4,686,827
51,680 (a),(b) Mistras Group, Inc 452,200
19,414 (a) Montrose Environmental Group, Inc 842,956
36,622 MSA Safety, Inc 6,606,609
8,091 NL Industries, Inc 66,427
11,033 (a) NV5 Global, Inc 1,028,717
99,756 (a) OPENLANE, Inc 1,713,808
290,220 Paychex, Inc 34,481,038
44,093 Paycom Software, Inc 8,288,602
131,794 Pitney Bowes, Inc 561,442
120,113 (a),(b) Planet Labs PBC 202,991
83,380 Quad Graphics, Inc 374,376
169,038 RB Global, Inc 12,099,740
178,089 Republic Services, Inc 34,139,661
31,570 Resources Connection, Inc 348,849
95,845 Robert Half International, Inc 6,626,723
231,850 Rollins, Inc 10,331,236
43,704 Science Applications International Corp 5,624,705
17,683 (a) SP Plus Corp 902,894
191,383 SS&C Technologies Holdings, Inc 11,844,694
72,578 Steelcase, Inc (Class A) 873,113
92,570 (a) Stericycle, Inc 4,140,656
11,647 (a) Sterling Check Corp 176,219
47,995 Tetra Tech, Inc 9,345,586
166,720 TransUnion 12,170,560
31,176 TriNet Group, Inc 3,129,135
27,408 (a) TrueBlue, Inc 285,591
13,566 TTEC Holdings, Inc 98,760
16,144 Unifirst Corp 2,585,139
86,222 (a) Upwork, Inc 1,008,797
190,255 Veralto Corp 17,823,088
126,762 Verisk Analytics, Inc 27,629,046
106,472 (a) Verra Mobility Corp 2,510,610
101,978 Vestis Corp 1,878,435
14,279 (a) Viad Corp 492,340
7,529 VSE Corp 587,789
354,731 Waste Management, Inc 73,791,143
7,913 (a) Willdan Group, Inc 223,067
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 714,050,212
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .5%
19,450 (a) 1-800-FLOWERS.COM, Inc (Class A) 176,412
25,052 Aaron's Co, Inc 173,109
47,341 (a) Abercrombie & Fitch Co (Class A) 5,752,878
76,801 Academy Sports & Outdoors, Inc 4,477,498
48,894 Advance Auto Parts, Inc 3,568,284
7,926,092 (a) Amazon.com, Inc 1,387,066,100
151,292 American Eagle Outfitters, Inc 3,670,344
4,429 (a) America's Car-Mart, Inc 253,516
88,408 Arko Corp 380,154
17,268 (a) Asbury Automotive Group, Inc 3,630,424

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
30,961 (a) Autonation, Inc $ 4,989,365
15,618 (a) Autozone, Inc 46,173,055
196,056 (a),(b) BARK, Inc 215,662
191,637 Bath & Body Works, Inc 8,704,153
169,907 Best Buy Co, Inc 12,511,951
15,493 (b) Big 5 Sporting Goods Corp 54,845
21,956 (a) Boot Barn Holdings, Inc 2,337,655
43,151 Buckle, Inc 1,613,416
16,431 Build-A-Bear Workshop, Inc 495,559
54,905 (a) Burlington Stores, Inc 9,879,606
27,131 Caleres, Inc 999,235
45,155 Camping World Holdings, Inc 915,292
128,771 (a) Carmax, Inc 8,752,565
34,654 (a) CarParts.com, Inc 42,624
82,603 (a) Carvana Co 6,849,441
25,678 Cato Corp (Class A) 123,768
66,148 (a),(b) ContextLogic, Inc 367,121
940,476 (a) Coupang, Inc 21,160,710
44,243 (b) Designer Brands, Inc 411,017
74,785 (a) Destination XL Group, Inc 240,060
47,280 Dick's Sporting Goods, Inc 9,500,443
3,335 (b) Dillard's, Inc (Class A) 1,460,697
8,955 (a) Duluth Holdings, Inc 37,701
479,591 eBay, Inc 24,718,120
106,237 (a) Etsy, Inc 7,295,295
400,633 (a),(b) EVgo, Inc 725,146
46,886 (a) Five Below, Inc 6,861,297
89,712 (a) Floor & Decor Holdings, Inc 9,897,925
85,370 Foot Locker, Inc 1,779,965
16,268 (a) Funko, Inc 99,072
272,321 (a),(b) GameStop Corp (Class A) 3,020,040
166,065 Gap, Inc 3,407,654
10,885 (a) Genesco, Inc 275,499
123,926 Genuine Parts Co 19,482,406
12,919 Group 1 Automotive, Inc 3,798,444
113,852 (a),(b) GrowGeneration Corp 340,417
38,855 (b) Guess, Inc 1,040,537
12,079 Haverty Furniture Cos, Inc 372,033
11,946 Hibbett Sports, Inc 1,030,223
879,589 Home Depot, Inc 293,976,236
102,329 Kohl's Corp 2,449,756
57,525 (a) Lands' End, Inc 786,942
119,702 (a) Leslie's, Inc 470,429
25,514 Lithia Motors, Inc (Class A) 6,490,251
234,155 LKQ Corp 10,099,105
506,417 Lowe's Cos, Inc 115,458,012
239,583 Macy's, Inc 4,415,515
14,865 (a) MarineMax, Inc 366,720
24,916 Monro Muffler, Inc 678,961
14,919 Murphy USA, Inc 6,173,781
60,209 (a) National Vision Holdings, Inc 1,048,841
86,070 Nordstrom, Inc 1,636,191
35,743 (a) ODP Corp 1,819,676
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 4,181,414
7,506 (a),(b) OneWater Marine, Inc 155,449
52,520 (a) O'Reilly Automotive, Inc 53,216,415
32,132 (a) Overstock.com, Inc 646,817
19,470 Penske Auto Group, Inc 2,977,158
63,078 (a),(b) Petco Health & Wellness Co, Inc 94,617
15,358 (b) PetMed Express, Inc 60,664
32,909 Pool Corp 11,930,500
26,266 (a),(b) Revolve Group, Inc 522,956
15,040 (a) RH 3,715,632

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
290,207 Ross Stores, Inc $ 37,596,317
82,883 (a) Sally Beauty Holdings, Inc 899,281
22,839 (a),(b) Savers Value Village, Inc 377,300
10,676 Shoe Carnival, Inc 357,005
39,515 Signet Jewelers Ltd 3,873,655
17,467 (a) Sleep Number Corp 232,486
17,973 Sonic Automotive, Inc (Class A) 1,039,558
31,126 (a) Sportsman's Warehouse Holdings, Inc 99,603
107,982 (a) Stitch Fix, Inc 228,922
83,380 (a),(b) ThredUp, Inc 133,408
16,584 (a) Tilly's, Inc 100,665
1,008,209 TJX Cos, Inc 94,862,385
21,328 (a),(b) Torrid Holdings, Inc 108,133
95,996 Tractor Supply Co 26,214,588
44,859 (a) Ulta Beauty, Inc 18,160,718
62,519 Upbound Group, Inc 1,938,714
53,953 (a) Urban Outfitters, Inc 2,102,009
151,725 (a) Valvoline, Inc 6,451,347
67,822 (a) Victoria's Secret & Co 1,195,024
64,680 (a) Warby Parker, Inc 759,343
74,009 (a) Wayfair, Inc 3,711,551
55,729 Williams-Sonoma, Inc 15,981,963
3,199 Winmark Corp 1,149,465
17,055 (a) Zumiez, Inc 293,346
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,372,367,557
CONSUMER DURABLES & APPAREL - 1 .1%
29,457 Acushnet Holdings Corp 1,796,288
393,678 (a),(b) Allbirds, Inc 237,506
48,209 (a),(b) AMMO, Inc 122,451
37,938 (a) Beazer Homes USA, Inc 1,063,402
26,444 (a),(b) BK LC Lux Finco 2 Sarl 1,183,898
70,933 Brunswick Corp 5,720,037
107,866 (a) Callaway Golf Co 1,728,013
87,246 (a) Capri Holdings Ltd 3,095,488
31,801 Carter's, Inc 2,175,506
7,534 (a) Cavco Industries, Inc 2,743,958
32,019 Century Communities, Inc 2,539,747
17,828 Clarus Corp 112,851
30,881 Columbia Sportswear Co 2,459,054
39,614 (b) Cricut, Inc 210,746
54,538 (a) Crocs, Inc 6,782,891
22,981 (a) Deckers Outdoor Corp 18,809,259
275,114 DR Horton, Inc 39,200,994
28,420 (a) Dream Finders Homes, Inc 1,008,910
17,863 Ethan Allen Interiors, Inc 504,451
139,793 (a) Garmin Ltd 20,195,895
32,892 (a) G-III Apparel Group Ltd 925,910
95,226 (a) GoPro, Inc 164,741
22,207 (a) Green Brick Partners, Inc 1,202,065
354,000 (a) Hanesbrands, Inc 1,614,240
113,125 Hasbro, Inc 6,934,562
17,902 (a) Helen of Troy Ltd 1,659,694
5,395 (a) Hovnanian Enterprises, Inc 797,543
17,511 Installed Building Products, Inc 4,127,868
20,871 (a),(b) iRobot Corp 178,656
18,019 (a) JAKKS Pacific, Inc 340,739
4,498 Johnson Outdoors, Inc 184,463
72,924 KB Home 4,722,558
52,445 Kontoor Brands, Inc 3,254,737
41,872 (a) Landsea Homes Corp 483,622
28,807 (a) Latham Group, Inc 80,660
33,828 La-Z-Boy, Inc 1,110,912

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
166 (a) Legacy Housing Corp $ 3,381
99,765 Leggett & Platt, Inc 1,802,754
217,258 Lennar Corp (Class A) 32,940,658
6,572 Lennar Corp (Class B) 922,643
16,589 (a) LGI Homes, Inc 1,491,849
8,731 (a) Lovesac Co 193,654
97,825 (a) Lululemon Athletica, Inc 35,275,695
32,226 (a) M/I Homes, Inc 3,745,306
15,494 (a) Malibu Boats, Inc 527,106
6,781 Marine Products Corp 72,896
13,757 (a) MasterCraft Boat Holdings, Inc 278,304
334,950 (a) Mattel, Inc 6,136,284
37,616 Meritage Homes Corp 6,234,476
45,619 (a) Mohawk Industries, Inc 5,260,783
11,455 Movado Group, Inc 291,759
291,711 Newell Rubbermaid, Inc 2,316,185
1,049,651 Nike, Inc (Class B) 96,840,801
2,570 (a) NVR, Inc 19,117,844
11,713 Oxford Industries, Inc 1,262,427
245,766 (a) Peloton Interactive, Inc 764,332
49,830 Polaris Industries, Inc 4,243,523
184,681 Pulte Homes, Inc 20,577,157
117,697 (a),(b) Purple Innovation, Inc 178,899
53,508 PVH Corp 5,821,670
35,835 Ralph Lauren Corp 5,864,039
5,014 Rocky Brands, Inc 129,211
111,211 (a) Skechers U.S.A., Inc (Class A) 7,345,487
45,632 (a) Skyline Champion Corp 3,421,944
39,576 Smith & Wesson Brands, Inc 671,605
10,334 (a) Snap One Holdings Corp 109,334
97,889 (a) Sonos, Inc 1,654,324
59,762 Steven Madden Ltd 2,414,982
31,019 Sturm Ruger & Co, Inc 1,434,008
202,096 Tapestry, Inc 8,067,672
84,857 (a) Taylor Morrison Home Corp 4,752,841
133,539 Tempur Sealy International, Inc 6,684,962
84,307 Toll Brothers, Inc 10,041,807
29,160 (a) TopBuild Corp 11,800,177
16,458 (a) Traeger, Inc 35,385
87,328 (a) Tri Pointe Homes, Inc 3,218,037
142,219 (a) Under Armour, Inc (Class A) 957,134
152,950 (a) Under Armour, Inc (Class C) 997,234
305,186 VF Corp 3,802,618
46,617 (a) Vista Outdoor, Inc 1,635,791
52,704 (a) Vizio Holding Corp 558,662
42,903 (a),(b) Vuzix Corp 57,061
44,369 Whirlpool Corp 4,208,843
60,869 Wolverine World Wide, Inc 653,733
87,376 (a) YETI Holdings, Inc 3,121,071
TOTAL CONSUMER DURABLES & APPAREL 469,412,663
CONSUMER SERVICES - 2 .3%
42,715 (a) Accel Entertainment, Inc 458,759
192,723 ADT, Inc 1,252,699
39,603 (a) Adtalem Global Education, Inc 1,965,101
361,133 (a) Airbnb, Inc 57,264,860
203,957 Aramark 6,426,685
54,031 (a) BALLY'S CORP 709,967
2,687 (a) Biglari Holdings, Inc (B Shares) 529,635
16,236 (a) BJ's Restaurants, Inc 529,131
101,155 Bloomin' Brands, Inc 2,608,787
30,876 Booking Holdings, Inc 106,584,878
29,758 (b) Bowlero Corp 349,656

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
61,775 Boyd Gaming Corp $ 3,305,580
45,535 (a) Bright Horizons Family Solutions, Inc 4,722,435
33,083 (a) Brinker International, Inc 1,773,249
177,460 (a) Caesars Entertainment, Inc 6,356,617
889,487 (a) Carnival Corp 13,182,197
13,917 Carriage Services, Inc 355,997
81,467 Carrols Restaurant Group, Inc 775,566
40,841 (a) Cava Group, Inc 2,938,102
20,269 (a),(b) Century Casinos, Inc 60,199
31,587 Cheesecake Factory 1,090,383
107,492 (a) Chegg, Inc 555,734
24,308 (a) Chipotle Mexican Grill, Inc (Class A) 76,803,557
27,242 Choice Hotels International, Inc 3,221,639
65,440 Churchill Downs, Inc 8,441,760
14,551 (a) Chuy's Holdings, Inc 428,672
147,520 (a) Coursera, Inc 1,507,654
17,056 (b) Cracker Barrel Old Country Store, Inc 992,489
104,438 Darden Restaurants, Inc 16,021,834
30,838 (a) Dave & Buster's Entertainment, Inc 1,646,749
49,845 (a) Denny's Corp 399,757
13,530 Dine Brands Global Inc. 596,673
29,862 Domino's Pizza, Inc 15,805,061
261,738 (a) DoorDash, Inc 33,832,254
361,692 (a) DraftKings, Inc 15,031,920
25,768 (a) Duolingo, Inc 5,817,126
12,211 (a) El Pollo Loco Holdings, Inc 104,038
1,317 (a),(c) Empire Resorts, Inc 13
9,603 (a) European Wax Center, Inc 112,931
63,702 (a) Everi Holdings, Inc 520,445
118,826 (a) Expedia Group, Inc 15,997,544
7,261 (a) First Watch Restaurant Group, Inc 185,301
63,264 (a) Frontdoor, Inc 1,941,572
67,165 (a) Full House Resorts, Inc 342,541
52,701 (a),(b) Global Business Travel Group I 318,841
19,659 Golden Entertainment, Inc 630,071
2,812 Graham Holdings Co 1,972,252
29,625 (a) Grand Canyon Education, Inc 3,851,843
131,799 H&R Block, Inc 6,224,867
66,461 (a) Hilton Grand Vacations, Inc 2,767,436
220,115 Hilton Worldwide Holdings, Inc 43,424,287
36,903 Hyatt Hotels Corp 5,490,797
30,674 (a) Inspired Entertainment, Inc 260,729
112,880 International Game Technology plc 2,228,251
17,265 Jack in the Box, Inc 985,314
62,386 (b) Krispy Kreme, Inc 789,183
4,466 (a) Kura Sushi USA, Inc 491,617
326,923 Las Vegas Sands Corp 14,502,304
151,179 Laureate Education, Inc 2,192,096
36,714 (a) Life Time Group Holdings, Inc 501,513
75,566 (a) Light & Wonder, Inc 6,745,021
50,626 (a) Lindblad Expeditions Holdings, Inc 371,595
211,884 Marriott International, Inc (Class A) 50,032,169
31,047 Marriott Vacations Worldwide Corp 2,983,927
641,118 McDonald's Corp 175,050,859
246,640 (a) MGM Resorts International 9,727,482
56,702 (a),(b) Mister Car Wash, Inc 379,336
9,593 Monarch Casino & Resort, Inc 650,118
98,040 (a) Nerdy, Inc 253,924
84,311 (a),(b) Noodles & Co 127,310
360,855 (a) Norwegian Cruise Line Holdings Ltd 6,827,377
13,723 (a) ONE Group Hospitality, Inc 73,555
39,139 (a) OneSpaWorld Holdings Ltd 497,848
24,598 Papa John's International, Inc 1,517,451

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
138,532 (a) Penn National Gaming, Inc $ 2,291,319
51,762 Perdoceo Education Corp 947,245
74,794 (a) Planet Fitness, Inc 4,475,673
36,820 (a) Portillo's, Inc 451,413
48,781 (a) Potbelly Corp 497,078
6,503 RCI Hospitality Holdings, Inc 330,092
43,399 Red Rock Resorts, Inc 2,305,355
201,912 (a) Royal Caribbean Cruises Ltd 28,192,973
102,195 (a) Rush Street Interactive, Inc 653,026
238,986 (a) Sabre Corp 685,890
38,148 (a) SeaWorld Entertainment, Inc 1,938,681
140,293 Service Corp International 10,060,411
27,489 (a) Shake Shack, Inc 2,909,711
58,014 (a) Six Flags Entertainment Corp 1,367,970
991,543 Starbucks Corp 87,741,640
17,816 Strategic Education, Inc 2,045,989
41,244 (a) Stride, Inc 2,753,037
107,220 (a) Super Group SGHC Ltd 338,815
69,949 (a) Sweetgreen, Inc 1,571,754
23,787 (a),(b) Target Hospitality Corp 264,630
53,249 Texas Roadhouse, Inc (Class A) 8,561,374
63,192 Travel & Leisure Co 2,751,380
55,854 (a) Udemy, Inc 559,657
32,770 Vail Resorts, Inc 6,205,655
192,997 Wendy's Co 3,858,010
28,297 Wingstop, Inc 10,888,403
68,358 Wyndham Hotels & Resorts, Inc 5,024,997
91,400 Wynn Resorts Ltd 8,376,810
29,226 (a) Xponential Fitness, Inc 372,632
248,145 Yum! Brands, Inc 35,050,481
TOTAL CONSUMER SERVICES 988,889,221
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
329,301 Albertsons Cos, Inc 6,717,740
23,900 Andersons, Inc 1,313,066
117,079 (a) BJ's Wholesale Club Holdings, Inc 8,743,460
34,858 Casey's General Stores, Inc 11,139,920
25,883 (a) Chefs' Warehouse, Inc 856,210
389,204 Costco Wholesale Corp 281,355,572
193,885 Dollar General Corp 26,986,853
184,387 (a) Dollar Tree, Inc 21,803,763
85,229 (a) Grocery Outlet Holding Corp 2,213,397
38,586 (a) HF Foods Group, Inc 112,671
9,950 Ingles Markets, Inc (Class A) 713,912
570,187 Kroger Co 31,576,956
17,557 (a) Maplebear, Inc 599,220
10,408 Natural Grocers by Vitamin Cottage, Inc 170,275
136,613 (a) Performance Food Group Co 9,273,290
17,346 Pricesmart, Inc 1,397,914
28,101 SpartanNash Co 536,448
87,100 (a) Sprouts Farmers Market, Inc 5,751,213
451,355 Sysco Corp 33,544,704
405,520 Target Corp 65,280,610
41,913 (a) United Natural Foods, Inc 374,283
184,514 (a) US Foods Holding Corp 9,271,828
4,530 Village Super Market (Class A) 126,704
647,654 Walgreens Boots Alliance, Inc 11,482,905
3,761,442 Walmart, Inc 223,241,583
14,813 Weis Markets, Inc 935,145
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 755,519,642
ENERGY - 4 .2%
342,819 Antero Midstream Corp 4,744,615
228,903 (a) Antero Resources Corp 7,784,991

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
308,214 APA Corp $ 9,690,248
114,423 Archrock, Inc 2,195,777
37,685 Ardmore Shipping Corp 631,224
869,879 Baker Hughes Co 28,375,453
74,590 Berry Corp 633,269
155,382 (b) Borr Drilling Ltd 823,525
22,773 (a) Bristow Group, Inc 599,158
673,704 Cabot Oil & Gas Corp 18,432,541
58,903 Cactus, Inc 2,923,945
61,384 California Resources Corp 3,244,758
4,103 (a) Centrus Energy Corp 176,142
185,886 ChampionX Corp 6,240,193
205,556 Cheniere Energy, Inc 32,440,848
118,152 (b) Chesapeake Energy Corp 10,619,502
1,518,380 Chevron Corp 244,869,143
40,808 Chord Energy Corp 7,222,200
57,131 Civitas Resources, Inc 4,111,147
115,507 (a) Clean Energy Fuels Corp 267,976
155,208 (a) CNX Resources Corp 3,650,492
5,016 (b) Comstock Resources, Inc 50,461
1,049,558 ConocoPhillips 131,845,476
29,435 CONSOL Energy, Inc 2,436,041
38,444 Core Laboratories, Inc 607,415
154,828 Crescent Energy Co 1,647,370
24,649 CVR Energy, Inc 748,837
64,227 Delek US Holdings, Inc 1,755,324
573,731 Devon Energy Corp 29,363,553
104,954 DHT Holdings, Inc 1,198,575
78,397 (a) Diamond Offshore Drilling, Inc 959,579
155,086 Diamondback Energy, Inc 31,192,447
28,709 (a) DMC Global, Inc 455,038
25,410 Dorian LPG Ltd 1,049,941
23,983 (a) Dril-Quip, Inc 436,011
75,689 DT Midstream, Inc 4,707,856
18,242 (a),(b) Empire Petroleum Corp 94,494
153,847 (a),(b) Encore Energy Corp 678,465
121,539 (a),(b) Energy Fuels, Inc 629,572
518,014 EOG Resources, Inc 68,445,190
310,899 EQT Corp 12,463,941
366,587 Equitrans Midstream Corp 4,959,922
14,387 Excelerate Energy, Inc 242,565
59,737 (a) Expro Group Holdings NV 1,120,666
3,534,037 Exxon Mobil Corp 417,970,556
30,260 (b) FLEX LNG Ltd 787,063
15,687 (a) Forum Energy Technologies, Inc 292,563
442,305 (a),(b) Gevo, Inc 291,390
117,985 Golar LNG Ltd 2,892,992
35,517 (a) Green Plains, Inc 734,136
9,172 (a) Gulfport Energy Operating Corp 1,455,688
44,445 (a) Hallador Energy Co 227,114
795,463 Halliburton Co 29,805,999
111,242 (a) Helix Energy Solutions Group, Inc 1,194,739
78,305 Helmerich & Payne, Inc 3,079,736
246,300 Hess Corp 38,789,787
112,521 HF Sinclair Corp 6,104,264
4,935 (b) HighPeak Energy, Inc 70,126
40,100 International Seaways, Inc 2,217,129
1,668,637 Kinder Morgan, Inc 30,502,684
12,940 Kinetik Holdings, Inc 496,120
45,147 (a),(b) KLX Energy Services Holdings, Inc 299,325
359,220 (a) Kosmos Energy Ltd 2,036,777
176,225 Liberty Energy, Inc 3,876,950
128,450 (b) Magnolia Oil & Gas Corp 3,220,241

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
549,592 Marathon Oil Corp $ 14,756,545
328,769 Marathon Petroleum Corp 59,743,903
84,517 Matador Resources Co 5,265,409
135,186 Murphy Oil Corp 6,034,703
10,562 (a) Nabors Industries Ltd 760,781
6,549 Nacco Industries, Inc (Class A) 180,359
62,441 (b) New Fortress Energy, Inc 1,635,954
114,362 (a) Newpark Resources, Inc 793,672
53,635 (a),(b) NextDecade Corp 344,337
85,964 Noble Corp plc 3,815,082
168,162 Nordic American Tankers Ltd 655,832
77,394 Northern Oil and Gas, Inc 3,156,901
353,109 NOV, Inc 6,528,985
612,663 Occidental Petroleum Corp 40,521,531
82,766 (a) Oceaneering International, Inc 1,896,169
49,464 (a) Oil States International, Inc 197,361
515,172 ONEOK, Inc 40,760,409
218,815 Ovintiv, Inc 11,229,586
70,841 (a) Par Pacific Holdings, Inc 2,181,903
273,456 Patterson-UTI Energy, Inc 2,958,794
107,116 PBF Energy, Inc 5,706,069
68,005 Peabody Energy Corp 1,492,030
323,156 Permian Resources Corp 5,412,863
394,921 Phillips 66 56,556,636
205,050 Pioneer Natural Resources Co 55,224,066
19,704 (a),(b) ProFrac Holding Corp 143,248
145,202 (a) ProPetro Holding Corp 1,266,161
209,680 Range Resources Corp 7,529,609
38,949 Ranger Energy Services, Inc 383,258
12,132 (a) Rex American Resources Corp 671,264
9,029 Riley Exploration Permian, Inc 234,122
186,183 (a),(b) Ring Energy, Inc 353,748
6,852 RPC, Inc 45,840
18,387 SandRidge Energy, Inc 251,902
1,257,021 Schlumberger Ltd 59,683,357
40,019 Scorpio Tankers, Inc 2,815,737
37,559 (a) SEACOR Marine Holdings, Inc 458,971
42,420 (a) Seadrill Ltd 2,059,491
50,298 Select Water Solutions, Inc 464,753
105,783 SFL Corp Ltd 1,410,087
22,344 (a) SilverBow Resources, Inc 686,408
74,455 Sitio Royalties Corp 1,730,334
96,934 SM Energy Co 4,700,330
21,978 Solaris Oilfield Infrastructure, Inc 193,626
1,044,724 (a) Southwestern Energy Co 7,824,983
102,784 (a) Talos Energy, Inc 1,354,693
190,147 Targa Resources Corp 21,688,167
374,932 TechnipFMC plc 9,605,758
110,431 (a) Teekay Corp 808,355
17,431 Teekay Tankers Ltd 1,015,704
681,381 (a),(b) Tellurian, Inc 293,062
89,720 (a) Tetra Technologies, Inc 384,899
14,784 Texas Pacific Land Corp 8,520,019
33,955 (a) Tidewater, Inc 3,118,767
351,294 (a),(b) Uranium Energy Corp 2,371,234
47,113 (a) US Silica Holdings, Inc 726,954
230,602 Vaalco Energy, Inc 1,475,853
62,702 (a) Valaris Ltd 4,079,392
296,922 Valero Energy Corp 47,468,920
42,077 (a),(b) Vertex Energy, Inc 54,700
17,969 (a) Vital Energy, Inc 952,716
19,327 Vitesse Energy, Inc 428,866
105,827 (b) W&T Offshore, Inc 238,111

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
60,923 (a) Weatherford International plc $ 7,531,301
1,073,961 Williams Cos, Inc 41,197,144
50,146 World Fuel Services Corp 1,178,431
TOTAL ENERGY 1,808,321,420
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
67,908 Acadia Realty Trust 1,173,450
90,150 Agree Realty Corp 5,158,383
57,396 Alexander & Baldwin, Inc 945,312
2,341 Alexander's, Inc 495,262
146,220 Alexandria Real Estate Equities, Inc 16,942,511
24,923 Alpine Income Property Trust, Inc 372,100
42,194 American Assets Trust, Inc 900,842
262,742 American Homes 4 Rent 9,406,164
414,096 American Tower Corp 71,042,310
229,759 Americold Realty Trust, Inc 5,047,805
139,049 Apartment Income REIT Corp 5,336,701
228,578 (a) Apartment Investment and Management Co 1,828,624
222,137 Apple Hospitality REIT, Inc 3,278,742
51,087 Armada Hoffler Properties, Inc 537,435
123,442 AvalonBay Communities, Inc 23,400,900
139,598 Boston Properties, Inc 8,639,720
32,707 Braemar Hotels & Resorts, Inc 89,290
55,932 Brandywine Realty Trust 253,931
242,399 Brixmor Property Group, Inc 5,357,018
187,485 Broadstone Net Lease, Inc 2,729,782
15,761 BRT Apartments Corp 282,752
92,462 Camden Property Trust 9,216,612
76,888 CareTrust REIT, Inc 1,900,671
20,606 CBL & Associates Properties, Inc 448,181
21,625 Centerspace 1,454,281
43,190 Chatham Lodging Trust 396,052
45,741 City Office REIT, Inc 213,153
8,117 Clipper Realty, Inc 34,091
21,137 Community Healthcare Trust, Inc 560,765
117,806 Corporate Office Properties Trust 2,823,810
115,041 Cousins Properties, Inc 2,639,041
383,958 Crown Castle, Inc 36,007,581
21,615 CTO Realty Growth, Inc 375,020
197,821 CubeSmart 7,999,881
157,600 DiamondRock Hospitality Co 1,402,640
268,176 Digital Realty Trust, Inc 37,217,465
246,911 Diversified Healthcare Trust 582,710
181,095 Douglas Emmett, Inc 2,482,813
97,623 Easterly Government Properties, Inc 1,141,213
40,446 EastGroup Properties, Inc 6,283,691
106,758 Empire State Realty Trust, Inc 971,498
59,303 EPR Properties 2,407,109
81,504 Equinix, Inc 57,958,309
121,517 (a) Equity Commonwealth 2,274,798
155,258 Equity Lifestyle Properties, Inc 9,360,505
325,948 Equity Residential 20,991,051
111,554 Essential Properties Realty Trust, Inc 2,938,332
52,849 Essex Property Trust, Inc 13,014,066
182,425 Extra Space Storage, Inc 24,496,029
21,102 Farmland Partners, Inc 227,058
73,495 Federal Realty Investment Trust 7,655,974
103,143 First Industrial Realty Trust, Inc 4,684,755
99,649 Four Corners Property Trust, Inc 2,336,769
222,395 Gaming and Leisure Properties, Inc 9,502,938
40,489 Getty Realty Corp 1,097,252
37,072 Gladstone Commercial Corp 495,653
22,586 Gladstone Land Corp 286,391

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
54,522 Global Medical REIT, Inc $ 442,173
178,326 Global Net Lease, Inc 1,239,366
319,675 Healthcare Realty Trust, Inc 4,548,975
630,447 Healthpeak Properties, Inc 11,732,619
104,113 Highwoods Properties, Inc 2,727,761
606,824 Host Hotels & Resorts Inc 11,450,769
171,592 Hudson Pacific Properties, Inc 995,234
160,640 Independence Realty Trust, Inc 2,533,293
28,462 Innovative Industrial Properties, Inc 2,942,971
51,970 InvenTrust Properties Corp 1,316,920
541,412 Invitation Homes, Inc 18,516,290
246,451 Iron Mountain, Inc 19,104,882
90,901 JBG SMITH Properties 1,364,424
85,729 Kilroy Realty Corp 2,897,640
582,732 Kimco Realty Corp 10,856,297
166,378 Kite Realty Group Trust 3,627,040
76,767 Lamar Advertising Co 8,893,457
294,002 Lexington Realty Trust 2,454,917
56,334 LTC Properties, Inc 1,864,655
209,540 Macerich Co 2,883,270
75,492 Mack-Cali Realty Corp 1,087,840
483,068 Medical Properties Trust, Inc 2,222,113
95,805 Mid-America Apartment Communities, Inc 12,454,650
36,587 National Health Investors, Inc 2,307,176
174,723 National Retail Properties, Inc 7,081,523
97,859 National Storage Affiliates Trust 3,428,979
12,391 NET Lease Office Properties 283,258
79,116 NETSTREIT Corp 1,333,105
36,694 NexPoint Diversified Real Estate Trust 219,430
17,985 NexPoint Residential Trust, Inc 615,806
213,315 Omega Healthcare Investors, Inc 6,486,909
17,267 One Liberty Properties, Inc 395,587
38,649 Orion Office REIT, Inc 120,585
132,558 Outfront Media, Inc 2,102,370
5,946 Paramount Group, Inc 27,589
261,208 Park Hotels & Resorts, Inc 4,213,285
23,540 Peakstone Realty Trust 328,854
101,003 Pebblebrook Hotel Trust 1,467,574
86,759 Phillips Edison & Co, Inc 2,837,019
246,426 Piedmont Office Realty Trust, Inc 1,697,875
22,498 Plymouth Industrial REIT, Inc 469,758
15,321 Postal Realty Trust, Inc 212,196
64,590 PotlatchDeltic Corp 2,584,246
813,170 Prologis, Inc 82,983,999
136,205 Public Storage, Inc 35,338,387
155,244 Rayonier, Inc 4,604,537
735,468 Realty Income Corp 39,376,957
158,447 Regency Centers Corp 9,383,231
93,857 Retail Opportunity Investments Corp 1,151,625
186,446 Rexford Industrial Realty, Inc 7,981,753
205,265 RLJ Lodging Trust 2,257,915
52,448 Ryman Hospitality Properties, Inc 5,532,215
210,350 Sabra Health Care REIT, Inc 2,928,072
42,812 Safehold, Inc 780,891
9,694 Saul Centers, Inc 352,959
94,823 SBA Communications Corp 17,648,457
150,290 Service Properties Trust 921,278
290,480 Simon Property Group, Inc 40,821,154
151,631 SITE Centers Corp 2,045,502
71,361 SL Green Realty Corp 3,555,919
133,255 STAG Industrial, Inc 4,582,639
27,739 (a),(b) Star Holdings 329,817
93,397 Summit Hotel Properties, Inc 561,316

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
101,035 Sun Communities, Inc $ 11,247,216
159,255 Sunstone Hotel Investors, Inc 1,624,401
104,878 Tanger Factory Outlet Centers, Inc 2,973,291
56,986 Terreno Realty Corp 3,097,189
285,558 UDR, Inc 10,874,049
37,174 UMH Properties, Inc 591,810
112,942 Uniti Group, Inc 649,417
10,070 Universal Health Realty Income Trust 362,822
83,482 Urban Edge Properties 1,396,654
332,285 Ventas, Inc 14,713,580
905,464 VICI Properties, Inc 25,850,997
162,331 Vornado Realty Trust 4,225,476
126,786 Washington REIT 1,922,076
475,636 (d) Welltower, Inc 45,318,598
655,228 Weyerhaeuser Co 19,768,229
31,390 Whitestone REIT 360,985
184,009 WP Carey, Inc 10,091,054
92,154 Xenia Hotels & Resorts, Inc 1,278,176
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,022,952,515
FINANCIAL SERVICES - 7 .9%
8,238 AFC Gamma, Inc 98,856
36,469 Affiliated Managers Group, Inc 5,692,811
198,148 (a) Affirm Holdings, Inc 6,316,958
484,239 AGNC Investment Corp 4,430,787
11,267 Alerus Financial Corp 221,960
251,385 Ally Financial, Inc 9,640,615
12,218 (b) A-Mark Precious Metals, Inc 489,575
514,044 American Express Co 120,301,717
89,876 Ameriprise Financial, Inc 37,010,038
414,182 Annaly Capital Management, Inc 7,761,771
102,927 Apollo Commercial Real Estate Finance, Inc 991,187
462,352 Apollo Global Management, Inc 50,109,710
138,147 Arbor Realty Trust, Inc 1,772,426
26,410 Ares Commercial Real Estate Corp 179,324
146,765 Ares Management Corp 19,532,954
28,935 ARMOUR Residential REIT, Inc 525,749
55,250 Artisan Partners Asset Management, Inc 2,261,382
17,300 (a) AssetMark Financial Holdings, Inc 584,913
3,795 (a) Atlanticus Holdings Corp 100,378
113,462 (a) AvidXchange Holdings, Inc 1,322,967
66,942 (b) B Riley Financial, Inc 2,302,805
25,565
Banco Latinoamericano de Exportaciones S.A. (Class
E) 726,302
690,159 Bank of New York Mellon Corp 38,987,082
1,609,946 (a) Berkshire Hathaway, Inc 638,713,877
244,905 BGC Group, Inc 1,917,606
131,405 BlackRock, Inc 99,163,469
132,203 Blackstone Mortgage Trust, Inc 2,332,061
629,829 Blackstone, Inc 73,444,360
472,035 (a) Block, Inc 34,458,555
407,422 Blue Owl Capital, Inc 7,696,202
36,876 Bread Financial Holdings, Inc 1,361,093
33,250 Brightsphere Investment Group, Inc 739,480
72,747 BrightSpire Capital, Inc 457,579
64,986 (a) Cannae Holdings, Inc 1,263,978
42,561 (a) Cantaloupe, Inc 246,428
337,617 Capital One Financial Corp 48,424,406
194,801 Carlyle Group, Inc 8,727,085
10,688 Cass Information Systems, Inc 461,615
91,044 Cboe Global Markets, Inc 16,492,621
1,303,772 Charles Schwab Corp 96,413,939
289,108 Chimera Investment Corp 1,191,125

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
71,387 Claros Mortgage Trust, Inc $ 621,067
317,699 CME Group, Inc 66,602,418
22,619 Cohen & Steers, Inc 1,555,735
151,021 (a) Coinbase Global, Inc 30,797,713
46,488 Compass Diversified Trust 1,021,341
202,019 Corebridge Financial, Inc 5,365,625
65,715 (a) Corpay, Inc 19,855,130
5,387 (a) Credit Acceptance Corp 2,767,410
2,620 Diamond Hill Investment Group, Inc 390,956
225,347 Discover Financial Services 28,558,225
21,354 (a) Donnelley Financial Solutions, Inc 1,340,604
19,484 Dynex Capital, Inc 227,378
39,095 Ellington Financial, Inc 447,247
33,565 Enact Holdings, Inc 997,887
19,960 (a) Encore Capital Group, Inc 820,156
28,542 (a) Enova International, Inc 1,727,647
317,276 Equitable Holdings, Inc 11,710,657
90,053 Essent Group Ltd 4,770,107
39,548 (a) Euronet Worldwide, Inc 4,060,789
31,406 Evercore Partners, Inc (Class A) 5,700,189
75,626 EVERTEC, Inc 2,838,244
34,739 Factset Research Systems, Inc 14,482,342
8,178 Federal Agricultural Mortgage Corp (FAMC) 1,522,171
515,096 Fidelity National Information Services, Inc 34,985,320
185,025 (a),(b) Finance Of America Cos, Inc 88,812
29,291 FirstCash Holdings, Inc 3,309,297
519,403 (a) Fiserv, Inc 79,297,256
80,416 (a) Flywire Corp 1,648,528
192,308 (a),(b) Forge Global Holdings, Inc 351,924
64,711 Franklin BSP Realty Trust, Inc 808,240
259,566 Franklin Resources, Inc 5,928,487
23,662 GCM Grosvenor, Inc 223,369
223,897 Global Payments, Inc 27,487,835
281,260 Goldman Sachs Group, Inc 120,016,455
40,822 Granite Point Mortgage Trust, Inc 175,126
39,301 (a) Green Dot Corp 343,884
40,122 Hamilton Lane, Inc 4,482,430
86,811
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 2,171,143
41,860 Houlihan Lokey, Inc 5,336,731
14,780 (a) I3 Verticals, Inc 335,654
82,877 Interactive Brokers Group, Inc (Class A) 9,540,800
502,030 Intercontinental Exchange, Inc 64,641,383
23,706 (a) International Money Express, Inc 479,572
323,852 Invesco Ltd 4,588,983
31,093 Invesco Mortgage Capital, Inc 265,845
63,918 Jack Henry & Associates, Inc 10,398,819
65,488 Jackson Financial, Inc 4,474,140
106,680 Janus Henderson Group plc 3,330,550
164,215 Jefferies Financial Group, Inc 7,071,098
588,379 KKR & Co, Inc 54,760,434
38,895 KKR Real Estate Finance Trust, Inc 366,002
89,739 Ladder Capital Corp 962,899
75,192 Lazard, Inc 2,894,892
91,135 (a) LendingClub Corp 685,335
8,934 (a) LendingTree, Inc 431,244
68,899 LPL Financial Holdings, Inc 18,542,788
32,375 MarketAxess Holdings, Inc 6,477,914
420,596 (a) Marqeta, Inc 2,334,308
730,003 Mastercard, Inc (Class A) 329,377,354
13,914 Merchants Bancorp 561,152
119,851 MFA Financial, Inc 1,269,222
292,825 MGIC Investment Corp 5,938,491

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
44,818 Moelis & Co $ 2,199,667
137,980 Moody's Corp 51,098,133
1,040,860 Morgan Stanley 94,551,722
23,298 Morningstar, Inc 6,585,180
65,994 (a) Mr Cooper Group, Inc 5,094,737
68,640 MSCI, Inc (Class A) 31,971,826
304,030 Nasdaq Stock Market, Inc 18,196,195
89,103 Navient Corp 1,338,327
55,688 (a) NCR Corp ATM 1,109,862
11,253 Nelnet, Inc (Class A) 1,059,808
27,715 (a) NerdWallet, Inc 348,378
74,821 New York Mortgage Trust, Inc 512,524
76,344 (a) NMI Holdings, Inc 2,355,976
180,907 Northern Trust Corp 14,904,928
108,857 OneMain Holdings, Inc 5,672,538
76,300 (a) Open Lending Corp 389,130
88,465 (b) OppFi, Inc 236,202
19,230 Orchid Island Capital, Inc 160,186
37,029 P10, Inc 262,906
169,691 (a) Pagseguro Digital Ltd 2,112,653
32,804 Patria Investments Ltd 439,574
342,715 (a) Payoneer Global, Inc 1,693,012
974,209 (a) PayPal Holdings, Inc 66,168,275
25,684 (a) Paysafe Ltd 365,226
24,785 PennyMac Financial Services, Inc 2,122,587
78,042 PennyMac Mortgage Investment Trust 1,080,882
25,308 Perella Weinberg Partners 377,595
13,027 Piper Jaffray Cos 2,550,556
18,416 PJT Partners, Inc 1,740,128
34,184 (a) PRA Group, Inc 813,237
50,105 PROG Holdings, Inc 1,665,490
133,385 Radian Group, Inc 3,984,210
166,455 Raymond James Financial, Inc 20,307,510
207,645 Ready Capital Corp 1,769,135
89,598 Redwood Trust, Inc 495,477
5,861 Regional Management Corp 147,756
115,576 (a) Remitly Global, Inc 2,060,720
63,890 (a) Repay Holdings Corp 649,761
327,137 Rithm Capital Corp 3,637,763
568,310 (a) Robinhood Markets, Inc 9,371,432
99,543 (a),(b) Rocket Cos, Inc 1,222,388
282,494 S&P Global, Inc 117,469,480
98,977 SEI Investments Co 6,527,533
44,800 (a),(b) Shift4 Payments, Inc 2,592,128
216,148 SLM Corp 4,580,176
796,488 (a),(b) SoFi Technologies, Inc 5,400,189
217,064 Starwood Property Trust, Inc 4,117,704
275,967 State Street Corp 20,004,848
35,681 StepStone Group, Inc 1,287,014
97,747 Stifel Financial Corp 7,811,940
240,260 (a) StoneCo Ltd 3,748,056
18,076 (a) StoneX Group, Inc 1,312,318
360,792 Synchrony Financial 15,867,632
191,988 T Rowe Price Group, Inc 21,036,125
119,035 TFS Financial Corp 1,429,610
306,895 (a) Toast, Inc 7,251,929
46,946 TPG RE Finance Trust, Inc 344,114
51,595 TPG, Inc 2,223,744
96,462 Tradeweb Markets, Inc 9,811,150
59,490 Two Harbors Investment Corp 751,359
62,035 (a),(b) Upstart Holdings, Inc 1,372,835
73,381 (b) UWM Holdings Corp 462,300
13,156 Victory Capital Holdings, Inc 669,114

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
80,736 Virtu Financial, Inc $ 1,751,971
5,596 Virtus Investment Partners, Inc 1,227,315
1,402,374 Visa, Inc (Class A) 376,691,680
82,007 Voya Financial, Inc 5,589,597
33,610 Walker & Dunlop, Inc 3,079,684
19,463 Waterstone Financial, Inc 220,710
300,683 Western Union Co 4,041,180
35,095 (a) WEX, Inc 7,414,170
100,313 WisdomTree, Inc 892,786
3,291 (a) World Acceptance Corp 452,743
287,738 XP, Inc 5,889,997
TOTAL FINANCIAL SERVICES 3,375,579,223
FOOD, BEVERAGE & TOBACCO - 2 .6%
1,544,871 Altria Group, Inc 67,680,798
476,349 Archer-Daniels-Midland Co 27,942,632
56,824 B&G Foods, Inc (Class A) 630,746
66,503 (a),(b) Beyond Meat, Inc 450,890
9,546 (a) Boston Beer Co, Inc (Class A) 2,657,702
38,202 Brown-Forman Corp (Class A) 1,874,572
157,376 Brown-Forman Corp (Class B) 7,530,442
126,578 Bunge Global S.A. 12,880,577
14,278 Calavo Growers, Inc 384,792
29,761 Cal-Maine Foods, Inc 1,646,676
185,170 Campbell Soup Co 8,464,121
124,812 (a) Celsius Holdings, Inc 8,895,351
3,421,267 Coca-Cola Co 211,331,663
3,853 Coca-Cola Consolidated Inc 3,182,578
456,707 ConAgra Brands, Inc 14,057,441
139,974 Constellation Brands, Inc (Class A) 35,477,810
137,434 (a) Darling International, Inc 5,823,079
52,252 Dole plc 635,907
34,349 (a) Duckhorn Portfolio, Inc 290,936
178,075 Flowers Foods, Inc 4,441,190
34,730 Fresh Del Monte Produce, Inc 888,046
42,751 (a) Freshpet, Inc 4,534,599
533,514 General Mills, Inc 37,591,396
68,087 (a),(b) Hain Celestial Group, Inc 418,054
130,868 Hershey Co 25,377,923
263,487 Hormel Foods Corp 9,369,598
56,918 Ingredion, Inc 6,522,234
11,507 J&J Snack Foods Corp 1,579,796
95,242 J.M. Smucker Co 10,938,544
7,322 John B Sanfilippo & Son, Inc 730,003
230,590 Kellogg Co 13,341,937
828,548 Keurig Dr Pepper, Inc 27,922,068
701,029 Kraft Heinz Co 27,066,730
126,597 Lamb Weston Holdings, Inc 10,550,594
14,847 Lancaster Colony Corp 2,832,956
25,397 (b) Limoneira Co 502,353
217,351 McCormick & Co, Inc 16,531,717
12,426 MGP Ingredients, Inc 974,695
27,002 (a) Mission Produce, Inc 306,473
153,679 Molson Coors Brewing Co (Class B) 8,799,660
1,188,002 Mondelez International, Inc 85,464,864
656,202 (a) Monster Beverage Corp 35,073,997
21,109 (a) National Beverage Corp 939,350
1,215,766 PepsiCo, Inc 213,865,397
1,366,472 Philip Morris International, Inc 129,732,852
41,744 (a) Pilgrim's Pride Corp 1,503,619
43,090 (a) Post Holdings, Inc 4,574,003
118,935 Primo Water Corp 2,244,303
234 Seaboard Corp 774,566

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
4,078 (a) Seneca Foods Corp $ 236,891
74,009 (a) Simply Good Foods Co 2,697,628
75,640 (a) SunOpta, Inc 495,442
45,643 (a) TreeHouse Foods, Inc 1,713,895
10,372 Turning Point Brands, Inc 299,128
240,203 Tyson Foods, Inc (Class A) 14,568,312
38,821 Universal Corp 1,996,564
42,921 Utz Brands, Inc 773,866
153,958 Vector Group Ltd 1,593,465
27,741 (a) Vita Coco Co, Inc 672,442
17,927 (a) Vital Farms, Inc 479,727
34,783 (a),(b) Westrock Coffee Co 352,700
57,647 WK Kellogg Co 1,345,481
TOTAL FOOD, BEVERAGE & TOBACCO 1,124,457,771
HEALTH CARE EQUIPMENT & SERVICES - 5 .0%
133,195 (a),(b) 23andMe Holding Co 66,891
1,530,219 Abbott Laboratories 162,157,307
84,411 (a) Acadia Healthcare Co, Inc 6,241,349
85,064 (a) Accolade, Inc 649,038
100,756 (a) Accuray, Inc 214,610
55,713 (a) AdaptHealth Corp 548,773
23,591 (a) Addus HomeCare Corp 2,268,275
27,451 (a) Agiliti, Inc 278,628
237,651 (a),(b) agilon health, Inc 1,307,081
13,730 (a),(b) AirSculpt Technologies, Inc 75,652
68,375 (a) Align Technology, Inc 19,307,733
66,096 (a) Alignment Healthcare, Inc 340,394
51,158 (a) Alphatec Holdings, Inc 645,614
22,500 (a) Amedisys, Inc 2,071,125
206,241 (a) American Well Corp 105,286
138,264 AmerisourceBergen Corp 33,052,009
34,740 (a) AMN Healthcare Services, Inc 2,083,705
26,981 (a) Angiodynamics, Inc 156,220
31,254 (a) Apollo Medical Holdings, Inc 1,161,086
32,847 (a) AtriCure, Inc 792,270
1,088 Atrion Corp 460,540
35,972 (a) Avanos Medical, Inc 650,374
158,703 (a) Aveanna Healthcare Holdings, Inc 357,082
27,811 (a) Axogen, Inc 178,269
46,100 (a) Axonics, Inc 3,068,877
459,358 Baxter International, Inc 18,544,282
256,867 Becton Dickinson & Co 60,260,998
64,621 (a),(b) Beyond Air, Inc 69,791
1,276,507 (a) Boston Scientific Corp 91,742,558
182,415 (a) Brookdale Senior Living, Inc 1,238,598
135,332 (a),(b) Butterfly Network, Inc 105,031
221,501 Cardinal Health, Inc 22,823,463
15,535 (a) Castle Biosciences, Inc 327,633
462,434 (a) Centene Corp 33,785,428
101,278 (a) Certara, Inc 1,732,867
124,755 (a) Cerus Corp 208,341
13,534 Chemed Corp 7,687,312
256,829 Cigna Group 91,698,226
20,302 (a) Computer Programs & Systems, Inc 160,386
22,557 Conmed Corp 1,533,425
174,984 (a) Cooper Cos, Inc 15,584,075
7,447 (a) Corvel Corp 1,778,716
36,466 (a) Cross Country Healthcare, Inc 641,802
28,142 (a) CryoLife, Inc 552,146
26,756 (a),(b) CVRx, Inc 414,986
1,127,093 CVS Health Corp 76,315,467
45,269 (a) DaVita, Inc 6,292,844

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
19,366 (a) Definitive Healthcare Corp $ 134,400
193,911 Dentsply Sirona, Inc 5,819,269
343,932 (a) DexCom, Inc 43,813,497
62,348 (a) DocGo, Inc 210,736
106,732 (a) Doximity, Inc 2,592,520
537,620 (a) Edwards Lifesciences Corp 45,520,285
208,043 Elevance Health, Inc 109,967,369
55,794 Embecta Corp 565,193
89,300 Encompass Health Corp 7,445,834
36,675 (a) Enhabit, Inc 370,051
34,689 (a) Enovis Corp 1,915,873
45,165 Ensign Group, Inc 5,345,729
136,895 (a) Envista Holdings Corp 2,694,094
92,363 (a) Evolent Health, Inc 2,562,150
99,142 (a) Figs, Inc 506,616
15,836 (a) Fulgent Genetics, Inc 322,263
362,535 GE HealthCare Technologies, Inc 27,639,668
43,328 (a) Glaukos Corp 4,159,488
93,228 (a) Globus Medical, Inc 4,641,822
100,347 (a) Guardant Health, Inc 1,806,246
41,751 (a) Haemonetics Corp 3,839,004
175,577 HCA, Inc 54,397,266
38,567 (a) Health Catalyst, Inc 239,887
77,387 (a) HealthEquity, Inc 6,106,608
19,996 HealthStream, Inc 515,297
122,435 (a) Henry Schein, Inc 8,482,297
95,038 (a) Hims & Hers Health, Inc 1,190,826
204,112 (a) Hologic, Inc 15,465,566
111,794 Humana, Inc 33,771,849
21,074 (a) ICU Medical, Inc 2,063,566
71,881 (a) IDEXX Laboratories, Inc 35,420,082
51,855 (a) Inari Medical, Inc 1,936,266
39,216 (a) InfuSystem Holdings, Inc 294,512
64,563 (a) Inmode Ltd 1,109,838
20,735 (a),(b) Innovage Holding Corp 73,609
13,893 (a) Inogen, Inc 94,472
26,630 (a) Inspire Medical Systems, Inc 6,435,406
61,135 (a) Insulet Corp 10,511,552
29,128 (a) Integer Holdings Corp 3,251,559
87,550 (a) Integra LifeSciences Holdings Corp 2,553,834
307,680 (a) Intuitive Surgical, Inc 114,032,362
12,831 iRadimed Corp 521,067
24,799 (a) iRhythm Technologies, Inc 2,717,474
10,108 (a) Joint Corp 120,690
75,830 Laboratory Corp of America Holdings 15,269,887
60,306 (a) Lantheus Holdings, Inc 4,012,761
16,045 LeMaitre Vascular, Inc 1,039,716
98,206 (a),(b) LifeStance Health Group, Inc 606,913
48,529 (a) LivaNova plc 2,705,492
39,912 (a) Masimo Corp 5,364,572
118,193 McKesson Corp 63,494,462
1,168,806 Medtronic plc 93,784,993
59,903 (a) Merit Medical Systems, Inc 4,438,812
9,311 (a) ModivCare, Inc 218,529
51,502 (a) Molina Healthcare, Inc 17,618,834
340,099 (a),(b) Multiplan Corp 220,996
32,656 (a),(b) Nano-X Imaging Ltd 292,598
9,670 National Healthcare Corp 878,713
13,196 National Research Corp 451,963
180,245 (a) Neogen Corp 2,222,421
100,310 (a) NeoGenomics, Inc 1,396,315
25,545 (a) Nevro Corp 270,266
91,637 (a) Novocure Ltd 1,121,637

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
36,495 (a) Omnicell, Inc $ 978,431
299,751 (a),(b) Opko Health, Inc 365,696
12,320 (a) OptimizeRx Corp 125,664
150,265 (a) Option Care Health, Inc 4,491,421
54,102 (a) OraSure Technologies, Inc 286,200
24,415 (a) Orthofix Medical, Inc 317,395
10,294 (a) OrthoPediatrics Corp 305,011
33,381 (a),(b) Outset Medical, Inc 84,454
54,182 (a) Owens & Minor, Inc 1,340,463
35,588 (a) Paragon 28, Inc 328,121
65,175 Patterson Cos, Inc 1,660,007
61,546 (a) Pediatrix Medical Group, Inc 545,913
31,176 (a) Pennant Group, Inc 651,890
30,855 (a) Penumbra, Inc 6,062,082
17,969 (a) PetIQ, Inc 293,254
34,961 (a) Phreesia, Inc 725,091
132,347 Premier, Inc 2,763,405
113,231 (a) Privia Health Group, Inc 2,083,450
31,282 (a) PROCEPT BioRobotics Corp 1,657,320
57,755 (a) Progyny, Inc 1,851,625
133,733 (a) Project Roadrunner Parent, Inc 1,643,579
18,481 (a) Pulmonx Corp 140,640
98,526 Quest Diagnostics, Inc 13,614,323
46,743 (a) QuidelOrtho Corp 1,895,429
72,993 (a) Quipt Home Medical Corp 262,775
65,204 (a) RadNet, Inc 3,162,394
128,377 Resmed, Inc 27,471,394
24,262 (a) RxSight, Inc 1,264,778
46,518 (a) Schrodinger, Inc 1,134,109
84,676 Select Medical Holdings Corp 2,402,258
15,510 (a) Semler Scientific, Inc 395,970
382,587 (a),(b) Sharecare, Inc 273,894
31,551 (a) Shockwave Medical, Inc 10,417,825
23,620 (a) SI-BONE, Inc 336,821
43,444 (a) Silk Road Medical, Inc 844,551
17,254 (b) Simulations Plus, Inc 782,469
121,718 (a) Solventum Corp 7,912,887
48,121 (a) STAAR Surgical Co 2,211,641
84,137 STERIS plc 17,211,065
313,959 Stryker Corp 105,647,204
61,036 (a) Surgery Partners, Inc 1,522,848
12,089 (a) SurModics, Inc 310,566
16,050 (a) Tactile Systems Technology, Inc 221,009
67,537 (a) Tandem Diabetes Care, Inc 2,477,933
124,576 (a) Teladoc Health, Inc 1,588,344
40,335 Teleflex, Inc 8,419,931
96,496 (a) Tenet Healthcare Corp 10,835,536
28,749 (a),(b) TransMedics Group, Inc 2,706,143
39,187 (a) Treace Medical Concepts, Inc 406,369
7,098 (a) UFP Technologies, Inc 1,461,762
816,494 UnitedHealth Group, Inc 394,938,148
50,337 Universal Health Services, Inc (Class B) 8,578,935
10,256 US Physical Therapy, Inc 1,041,087
1,493 Utah Medical Products, Inc 98,837
27,524 (a) Varex Imaging Corp 447,265
129,531 (a) Veeva Systems, Inc 25,719,675
43,337 (a) Viemed Healthcare, Inc 354,930
186,832 Zimmer Biomet Holdings, Inc 22,472,153
33,278 (a) Zimvie, Inc 505,826
18,221 (a),(b) Zynex, Inc 199,884
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,170,574,515

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
123,209 (a) BellRing Brands, Inc $ 6,797,440
8,367 (a),(b) Central Garden & Pet Co 342,629
40,499 (a) Central Garden and Pet Co (Class A) 1,434,880
218,567 Church & Dwight Co, Inc 23,581,194
107,931 Clorox Co 15,959,757
714,286 Colgate-Palmolive Co 65,657,169
361,993 (a) Coty, Inc 4,141,200
41,696 Edgewell Personal Care Co 1,568,603
49,283 (a) elf Beauty, Inc 8,009,966
47,539 Energizer Holdings, Inc 1,365,320
203,943 Estee Lauder Cos (Class A) 29,920,477
79,731 (a) Herbalife Ltd 689,673
13,468 Inter Parfums, Inc 1,567,406
1,507,567 Kenvue, Inc 28,372,411
291,516 Kimberly-Clark Corp 39,800,679
8,543 Medifast, Inc 235,189
9,397 (a) Nature's Sunshine Products, Inc 182,772
89,497 Nu Skin Enterprises, Inc (Class A) 1,052,485
18,572 Oil-Dri Corp of America 1,286,111
96,295 (a) Olaplex Holdings, Inc 133,850
2,067,684 Procter & Gamble Co 337,446,029
79,915 Reynolds Consumer Products, Inc 2,287,966
32,523 Spectrum Brands Holdings, Inc 2,662,658
9,434 (a) USANA Health Sciences, Inc 391,700
10,397 WD-40 Co 2,351,074
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 577,238,638
INSURANCE - 2 .2%
518,653 Aflac, Inc 43,385,323
229,795 Allstate Corp 39,078,938
53,101 (a) AMBAC Financial Group, Inc 767,309
61,664 American Equity Investment Life Holding Co 3,459,967
65,517 American Financial Group, Inc 8,369,797
631,341 American International Group, Inc 47,546,291
14,885 Amerisafe, Inc 678,756
174,998 Aon plc 49,351,186
312,147 (a) Arch Capital Group Ltd 29,198,230
43,360 Assurant, Inc 7,561,984
53,340 Assured Guaranty Ltd 4,091,178
52,429 Axis Capital Holdings Ltd 3,215,471
61,731 (a) Brighthouse Financial, Inc 2,978,521
217,381 Brown & Brown, Inc 17,725,247
76,674 (a) BRP Group, Inc 2,042,595
353,017 Chubb Ltd 87,774,147
129,513 Cincinnati Financial Corp 14,983,359
24,499 CNA Financial Corp 1,076,486
96,172 CNO Financial Group, Inc 2,532,209
545 Crawford & Co 5,058
3,527 (b) Donegal Group, Inc (Class A) 47,403
62,690 (a) eHealth, Inc 268,313
20,967 Employers Holdings, Inc 892,984
9,371 (a) Enstar Group Ltd 2,721,057
37,734 Everest Re Group Ltd 13,826,115
15,656 F&G Annuities & Life, Inc 592,110
46,770 Fidelis Insurance Holdings Ltd 868,987
230,229 Fidelity National Financial, Inc 11,396,335
98,532 First American Financial Corp 5,278,359
189,407 Gallagher (Arthur J.) & Co 44,451,929
548,402 (a) Genworth Financial, Inc (Class A) 3,252,024
68,411 Globe Life, Inc 5,210,866
27,359 (a) Goosehead Insurance, Inc 1,557,001
24,981 (a) Greenlight Capital Re Ltd (Class A) 302,770
29,706 Hanover Insurance Group, Inc 3,856,433

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
249,085 Hartford Financial Services Group, Inc $ 24,133,846
4,312 (b) HCI Group, Inc 492,344
57,150 Horace Mann Educators Corp 2,106,549
738 Investors Title Co 118,397
36,673 James River Group Holdings Ltd 326,023
47,055 Kemper Corp 2,743,777
18,754 Kinsale Capital Group, Inc 6,812,390
44,494 (a),(b) Lemonade, Inc 766,632
117,398 Lincoln National Corp 3,201,443
155,695 Loews Corp 11,700,479
11,823 (a) Markel Corp 17,242,663
435,848 Marsh & McLennan Cos, Inc 86,921,167
53,327 MBIA, Inc 335,427
21,627 Mercury General Corp 1,130,227
557,354 Metlife, Inc 39,616,722
1,802 National Western Life Group, Inc 880,854
5,548 (a) NI Holdings, Inc 82,499
205,791 Old Republic International Corp 6,144,919
151,667 (a) Oscar Health, Inc 2,634,456
19,410 (a) Palomar Holdings, Inc 1,526,985
29,473 Primerica, Inc 6,244,150
202,011 Principal Financial Group 15,987,150
42,244 ProAssurance Corp 564,380
513,532 Progressive Corp 106,943,039
315,043 Prudential Financial, Inc 34,805,951
57,218 Reinsurance Group of America, Inc (Class A) 10,699,194
45,821 RenaissanceRe Holdings Ltd 10,046,254
39,552 RLI Corp 5,590,675
75,489 Ryan Specialty Holdings, Inc 3,724,627
12,520 Safety Insurance Group, Inc 996,216
56,689 Selective Insurance Group, Inc 5,762,437
86,670 (a) SiriusPoint Ltd 1,020,973
20,595 (a) Skyward Specialty Insurance Group, Inc 719,177
19,531 Stewart Information Services Corp 1,211,117
13,676 Tiptree, Inc 217,859
200,061 Travelers Cos, Inc 42,444,942
51,436 (a),(b) Trupanion, Inc 1,157,310
12,454 United Fire Group, Inc 275,109
86,394 (a) United Insurance Holdings Corp 904,545
21,860 Universal Insurance Holdings, Inc 426,707
175,445 Unum Group 8,895,061
173,562 W.R. Berkley Corp 13,359,067
2,176 White Mountains Insurance Group Ltd 3,869,233
92,594 Willis Towers Watson plc 23,254,057
TOTAL INSURANCE 968,381,767
MATERIALS - 2 .6%
117,043 (a),(b) 5E Advanced Materials, Inc 134,599
20,558 AdvanSix, Inc 519,295
195,290 Air Products & Chemicals, Inc 46,154,839
101,519 Albemarle Corp 12,213,751
143,228 Alcoa Corp 5,033,032
121,178 (a) Allegheny Technologies, Inc 7,234,327
9,873 Alpha Metallurgical Resources, Inc 3,229,656
1,341,949 Amcor plc 11,997,024
21,560 American Vanguard Corp 245,568
58,735 Aptargroup, Inc 8,480,159
895,747 (a),(b) Arcadium Lithium plc 3,941,287
18,418 Arch Resources, Inc 2,924,410
126,036 (b) Ardagh Metal Packaging S.A. 497,842
42,481 Ashland, Inc 4,049,714
62,214 (a) Aspen Aerogels, Inc 974,271
69,345 Avery Dennison Corp 15,067,282

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
70,844 Avient Corp $ 3,005,202
172,888 (a) Axalta Coating Systems Ltd 5,435,599
32,189 Balchem Corp 4,550,881
261,774 Ball Corp 18,211,617
101,421 Berry Global Group, Inc 5,744,485
47,966 Cabot Corp 4,375,938
29,630 (b) Caledonia Mining Corp plc 290,670
35,519 Carpenter Technology Corp 3,043,978
89,864 Celanese Corp (Series A) 13,804,009
44,567 (a) Century Aluminum Co 773,237
171,056 CF Industries Holdings, Inc 13,508,292
122,499 Chemours Co 3,276,848
12,528 (a) Clearwater Paper Corp 564,261
455,953 (a) Cleveland-Cliffs, Inc 7,705,606
185,110 (a) Coeur Mining, Inc 836,697
116,251 Commercial Metals Co 6,247,329
26,808 Compass Minerals International, Inc 333,760
123,107 (a) Constellium SE 2,423,977
623,192 Corteva, Inc 33,733,383
95,240 Crown Holdings, Inc 7,816,347
132,891 (a) Dakota Gold Corp 353,490
214,737 (a),(b) Danimer Scientific, Inc 161,053
619,413 Dow, Inc 35,244,600
385,455 DuPont de Nemours, Inc 27,945,487
30,583 Eagle Materials, Inc 7,667,464
100,895 Eastman Chemical Co 9,528,524
219,666 Ecolab, Inc 49,677,466
155,720 (a) Ecovyst, Inc 1,468,440
181,420 Element Solutions, Inc 4,196,245
109,761 FMC Corp 6,476,997
1,280,506 Freeport-McMoRan, Inc (Class B) 63,948,470
23,566 FutureFuel Corp 127,728
1,342,373 (a),(b) Ginkgo Bioworks Holdings, Inc 1,196,189
171,982 (a) Glatfelter Corp 245,934
278,912 Graphic Packaging Holding Co 7,209,875
20,180 Greif, Inc (Class A) 1,236,630
5,616 Greif, Inc (Class B) 350,888
46,815 H.B. Fuller Co 3,497,549
14,458 Hawkins, Inc 1,095,483
7,087 Haynes International, Inc 426,283
557,591 Hecla Mining Co 2,637,405
158,395 Huntsman Corp 3,779,305
183,487 (a),(b) i-80 Gold Corp 216,515
29,963 (a) Ingevity Corp 1,532,308
19,888 Innospec, Inc 2,386,560
215,328 International Flavors & Fragrances, Inc 18,227,515
299,276 International Paper Co 10,456,703
7,140 (a) Intrepid Potash, Inc 143,657
37,532 (a),(b) Ivanhoe Electric, Inc 379,073
11,630 Kaiser Aluminum Corp 1,052,399
49,319 (a) Knife River Corp 3,856,253
14,468 Koppers Holdings, Inc 741,919
29,170 Kronos Worldwide, Inc 333,996
426,572 Linde plc 188,101,189
53,366 Louisiana-Pacific Corp 3,905,858
91,950 (a) LSB Industries, Inc 855,135
223,395 LyondellBasell Industries NV 22,332,798
54,097 Martin Marietta Materials, Inc 31,758,726
17,661 Materion Corp 2,029,955
28,271 Minerals Technologies, Inc 2,060,673
299,071 Mosaic Co 9,387,839
100,937 (a),(b) MP Materials Corp 1,614,992
25,893 Myers Industries, Inc 567,057

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
5,385 NewMarket Corp $ 2,837,464
1,018,452 Newmont Goldcorp Corp 41,389,889
175,621 (a) Novagold Resources, Inc 509,301
220,976 Nucor Corp 37,241,085
123,701 (a) O-I Glass, Inc 1,850,567
111,865 Olin Corp 5,848,302
12,612 Olympic Steel, Inc 801,745
83,951 (a),(b) Origin Materials, Inc 67,958
41,831 Orion S.A. 989,721
78,609 Packaging Corp of America 13,597,785
29,712 Pactiv Evergreen, Inc 452,811
94,769 (a) Perimeter Solutions S.A. 663,383
13,423 (a),(b) Piedmont Lithium, Inc 164,432
209,423 PPG Industries, Inc 27,015,567
10,040 Quaker Chemical Corp 1,872,761
3,719 Ramaco Resources, Inc 41,318
18,601 Ramaco Resources, Inc 291,664
26,216 (a) Ranpak Holdings Corp 189,804
45,189 (a) Rayonier Advanced Materials, Inc 168,555
49,028 Reliance Steel & Aluminum Co 13,959,252
55,206 Royal Gold, Inc 6,631,897
115,315 RPM International, Inc 12,328,327
19,086 Ryerson Holding Corp 544,905
19,139 Schnitzer Steel Industries, Inc (Class A) 333,401
43,911 Schweitzer-Mauduit International, Inc 801,815
33,395 Scotts Miracle-Gro Co (Class A) 2,288,893
138,369 Sealed Air Corp 4,355,856
45,956 Sensient Technologies Corp 3,364,898
209,134 Sherwin-Williams Co 62,658,638
84,315 Silgan Holdings, Inc 3,934,138
87,326 Sonoco Products Co 4,894,622
77,837 Southern Copper Corp 9,081,243
135,267 SSR Mining, Inc 725,031
141,158 Steel Dynamics, Inc 18,367,479
25,522 Stepan Co 2,118,071
89,404 (a) Summit Materials, Inc 3,477,816
62,507 SunCoke Energy, Inc 644,447
27,538 Sylvamo Corp 1,721,125
33,322 (a) TimkenSteel Corp 685,100
19,788 Tredegar Corp 126,247
32,674 Trimas Corp 849,197
29,516 Trinseo plc 77,037
75,937 Tronox Holdings plc 1,290,170
807 United States Lime & Minerals, Inc 250,170
182,234 United States Steel Corp 6,651,541
6,593 (b) Valhi, Inc 97,379
119,188 Vulcan Materials Co 30,706,404
50,615 Warrior Met Coal, Inc 3,459,535
24,539 Westlake Chemical Corp 3,616,067
224,893 Westrock Co 10,785,868
25,062 Worthington Industries, Inc 1,432,544
25,062 Worthington Steel, Inc 771,659
TOTAL MATERIALS 1,137,816,681
MEDIA & ENTERTAINMENT - 7 .6%
80,989 (a) Advantage Solutions, Inc 345,013
4,424,247 (a) Alphabet, Inc 728,408,026
5,227,508 (a) Alphabet, Inc (Class A) 850,933,752
6,385 (a) AMC Entertainment Holdings, Inc 18,708
23,685 (a) AMC Networks, Inc 251,535
6,134 (a) Atlanta Braves Holdings, Inc 247,446
36,516 (a) Atlanta Braves Holdings, Inc 1,366,794
12,671 (a) Boston Omaha Corp 195,640

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
116,459 (a) Bumble, Inc $ 1,176,236
4,644 Cable One, Inc 1,829,039
72,900 (a) Cargurus, Inc 1,637,334
50,674 (a) Cars.com, Inc 846,763
88,122 (a) Charter Communications, Inc 22,553,945
82,557 (a) Cinemark Holdings, Inc 1,415,027
499,375 (a) Clear Channel Outdoor Holdings, Inc 694,131
3,513,600 Comcast Corp (Class A) 133,903,296
455 (a) Daily Journal Corp 152,516
101,782 (a) DHI Group, Inc 238,170
237,028 Electronic Arts, Inc 30,059,891
40,007 (b) Entravision Communications Corp (Class A) 83,615
54,751 (a) Eventbrite, Inc 289,085
14,208 (a) EverQuote, Inc 286,575
40,458 (a) EW Scripps Co (Class A) 152,122
244,648 Fox Corp (Class A) 7,586,534
116,246 Fox Corp (Class B) 3,333,935
245,139 (a),(b) fuboTV, Inc 348,097
99,963 (a) Gannett Co, Inc 241,910
72,633 Gray Television, Inc 417,640
57,550 (a) IAC, Inc 2,737,078
37,647 (a) IMAX Corp 602,728
25,095 (a) Integral Ad Science Holding Corp 240,661
340,395 Interpublic Group of Cos, Inc 10,361,624
54,238 John Wiley & Sons, Inc (Class A) 2,037,722
100,537 (a) Liberty Broadband Corp 4,999,705
18,787 (a) Liberty Broadband Corp (Class A) 941,792
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,127,523
172,671 (a) Liberty Media Corp-Liberty Formula One (Class C) 12,081,790
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 719,997
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 1,603,342
142,289 (a) Liberty Media Corp-Liberty SiriusXM 3,423,473
77,217 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,857,841
44,591 (a) Lions Gate Entertainment Corp (Class A) 449,923
114,064 (a) Lions Gate Entertainment Corp (Class B) 1,075,624
139,050 (a) Live Nation, Inc 12,362,935
35,049 (a) Madison Square Garden Entertainment Corp 1,372,168
18,866 (a) Madison Square Garden Sports Corp 3,507,567
93,497 (a) Magnite, Inc 825,579
24,627 (b) Marcus Corp 321,136
234,733 (a) Match Group, Inc 7,234,471
12,782 (a) MediaAlpha, Inc 258,835
1,945,828 Meta Platforms, Inc 837,036,831
376,612 (a) NetFlix, Inc 207,377,632
153,857 New York Times Co (Class A) 6,620,467
293,922 News Corp (Class A) 6,995,344
95,168 News Corp (Class B) 2,335,423
29,527 Nexstar Media Group, Inc 4,726,092
172,073 Omnicom Group, Inc 15,975,257
5,903 (b) Paramount Global (Class A) 122,133
484,703 Paramount Global (Class B) 5,520,767
532,361 (a) Pinterest, Inc 17,807,475
61,226 (a) Playstudios, Inc 132,248
37,469 Playtika Holding Corp 271,650
32,246 (a) PubMatic, Inc 723,600
41,070 (a) QuinStreet, Inc 742,956
397,892 (a) ROBLOX Corp 14,149,040
113,610 (a) Roku, Inc 6,550,753
22,422 Scholastic Corp 798,672
17,136 Shutterstock, Inc 731,879
37,146 (b) Sinclair, Inc 456,896
628,669 (b) Sirius XM Holdings, Inc 1,848,287
19,376 (a) Sphere Entertainment Co 752,951

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
121,510 (a) Spotify Technology S.A. $ 34,076,264
46,094 (a) Stagwell, Inc 274,259
144,314 (a) Take-Two Interactive Software, Inc 20,609,482
19,150 (a) TechTarget, Inc 526,625
212,771 TEGNA, Inc 2,902,196
19,655 (a) Thryv Holdings, Inc 452,262
55,668 TKO Group Holdings, Inc 5,270,090
117,635 (a) TripAdvisor, Inc 3,097,330
85,679 (a) TrueCar, Inc 226,193
106,282 (a) Vimeo, Inc 381,552
1,615,994 Walt Disney Co 179,536,933
1,942,316 (a) Warner Bros Discovery, Inc 14,295,446
39,638 (a) WideOpenWest, Inc 141,508
56,188 (a) Yelp, Inc 2,261,005
39,402 (a) Ziff Davis, Inc 1,974,434
61,686 (a) ZipRecruiter, Inc 634,132
267,681 (a) ZoomInfo Technologies, Inc 4,245,421
TOTAL MEDIA & ENTERTAINMENT 3,261,737,774
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .2%
83,340 (a) 10X Genomics, Inc 2,440,195
16,011 (a),(b) 2seventy bio, Inc 73,010
30,824 (a) 4D Molecular Therapeutics, Inc 737,618
53,283 (a) 89bio, Inc 453,438
1,552,205 AbbVie, Inc 252,450,621
88,298 (a) Acadia Pharmaceuticals, Inc 1,475,460
60,846 (a),(b) ACELYRIN, Inc 254,336
44,287 (a),(b) Aclaris Therapeutics, Inc 53,587
50,315 (a),(b) Actinium Pharmaceuticals, Inc 387,425
118,561 (a) Adaptive Biotechnologies Corp 310,630
107,838 (a),(b) Adicet Bio, Inc 160,679
144,109 (a) ADMA Biologics, Inc 939,591
23,668 (a) Aerovate Therapeutics, Inc 473,597
27,158 (a),(b) Agenus, Inc 329,155
259,425 Agilent Technologies, Inc 35,551,602
42,139 (a) Agios Pharmaceuticals, Inc 1,369,517
38,286 (a) Akero Therapeutics, Inc 761,509
7,279 (a),(b) Akoya Biosciences, Inc 27,806
40,430 (a),(b) Aldeyra Therapeutics, Inc 159,294
42,029 (a) Alector, Inc 213,507
130,128 (a) Alkermes plc 3,193,341
85,288 (a),(b) Allakos, Inc 89,552
49,804 (a) Allogene Therapeutics, Inc 137,459
111,150 (a) Alnylam Pharmaceuticals, Inc 16,000,043
33,586 (a) Alpine Immune Sciences, Inc 2,169,320
98,040 (a),(b) Altimmune, Inc 642,162
56,031 (a),(b) ALX Oncology Holdings, Inc 953,648
467,710 Amgen, Inc 128,124,477
265,666 (a) Amicus Therapeutics, Inc 2,654,003
87,784 (a) Amneal Pharmaceuticals, Inc 531,093
28,740 (a) Amphastar Pharmaceuticals, Inc 1,185,525
40,220 (a) Amylyx Pharmaceuticals, Inc 72,798
15,332 (a),(b) AnaptysBio, Inc 373,181
45,302 (a),(b) Anavex Life Sciences Corp 165,352
16,713 (a) ANI Pharmaceuticals, Inc 1,103,058
10,900 (a) Anika Therapeutics, Inc 282,201
117,303 (a) Annexon, Inc 533,729
89,116 (a) Apellis Pharmaceuticals, Inc 3,938,036
37,983 (a),(b) Apogee Therapeutics, Inc 1,910,545
62,957 (a),(b) Arbutus Biopharma Corp 171,873
35,592 (a) Arcellx, Inc 1,780,312
6,860 (a) Arcturus Therapeutics Holdings, Inc 175,410
33,215 (a) Arcus Biosciences, Inc 505,864

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
72,609 (a) Arcutis Biotherapeutics, Inc $ 604,107
185,422 (a) Ardelyx, Inc 1,186,701
112,071 (a) Arrowhead Pharmaceuticals, Inc 2,535,046
63,898 (a),(b) ARS Pharmaceuticals, Inc 555,913
34,621 (a) Arvinas, Inc 1,099,909
64,725 (a),(b) Assertio Holdings, Inc 57,288
40,817 (a) Astria Therapeutics, Inc 374,700
146,157 (a) Atea Pharmaceuticals, Inc 540,781
21,983 (a) Aura Biosciences, Inc 162,674
103,661 (a) Aurinia Pharmaceuticals, Inc 527,634
568,078 (a) Avantor, Inc 13,764,530
45,157 (a) Avid Bioservices, Inc 344,548
76,838 (a) Avidity Biosciences, Inc 1,854,101
24,845 (a),(b) Avita Medical, Inc 208,698
34,184 (a),(b) Axsome Therapeutics, Inc 2,521,412
49,100 (a) Beam Therapeutics, Inc 1,041,902
104,167 (a) BioAtla, Inc 234,897
132,467 (a) BioCryst Pharmaceuticals, Inc 547,089
125,092 (a) Biogen, Inc 26,872,263
54,714 (a) Biohaven Ltd 2,122,903
17,772 (a) BioLife Solutions, Inc 311,721
169,848 (a) BioMarin Pharmaceutical, Inc 13,716,924
16,998 (a),(b) Biomea Fusion, Inc 182,559
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 4,963,670
129,981 Bio-Techne Corp 8,216,099
117,035 (a),(b) Bluebird Bio, Inc 103,822
55,914 (a) Blueprint Medicines Corp 5,107,185
90,358 (a) Bridgebio Pharma, Inc 2,314,972
1,806,289 Bristol-Myers Squibb Co 79,368,339
56,174 (a) Brooks Automation, Inc 2,946,888
88,086 Bruker BioSciences Corp 6,871,589
32,181 (a) Cabaletta Bio, Inc 342,567
31,788 (a),(b) Cara Therapeutics, Inc 23,901
36,257 (a),(b) CareDx, Inc 281,354
17,292 (a) Cargo Therapeutics, Inc 330,277
134,961 (a) Caribou Biosciences, Inc 489,908
46,512 (a),(b) Carisma Therapeutics, Inc 75,815
31,847 (a),(b) Cassava Sciences, Inc 705,411
162,660 (a) Catalent, Inc 9,084,561
73,978 (a) Catalyst Pharmaceuticals, Inc 1,113,369
33,029 (a) Celldex Therapeutics, Inc 1,235,945
32,063 (a),(b) Century Therapeutics, Inc 93,303
72,952 (a) Cerevel Therapeutics Holdings, Inc 3,115,780
18,311 (a) CG oncology, Inc 735,919
42,197 (a) Charles River Laboratories International, Inc 9,663,113
62,303 (a),(c) Chinook Therapeutics, Inc 24,298
320,000 (a),(b) Citius Pharmaceuticals, Inc 238,816
179,971 (a) Codexis, Inc 523,716
87,080 (a) Cogent Biosciences, Inc 566,020
27,222 (a) Collegium Pharmaceutical, Inc 1,005,308
119,048 (a),(b) Compass Therapeutics, Inc 171,429
72,910 (a) Corcept Therapeutics, Inc 1,700,261
72,860 (a),(b) CorMedix, Inc 382,879
73,540 (a) Crinetics Pharmaceuticals, Inc 3,222,523
29,602 (a) CryoPort, Inc 479,256
99,010 (a),(b) Cue Biopharma, Inc 188,119
18,878 (a) Cullinan Oncology, Inc 509,895
93,386 (a) Cytek Biosciences, Inc 561,250
83,464 (a) Cytokinetics, Inc 5,118,012
582,320 Danaher Corp 143,611,758
53,454 (a) Day One Biopharmaceuticals, Inc 914,063
28,615 (a) Deciphera Pharmaceuticals, Inc 723,101
101,941 (a) Denali Therapeutics, Inc 1,573,969

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
90,410 (a) Design Therapeutics, Inc $ 318,243
7,551 (a) Disc Medicine, Inc 210,220
103,603 (a),(b) Dynavax Technologies Corp 1,177,966
70,121 (a) Dyne Therapeutics, Inc 1,774,763
10,847 (a),(b) Eagle Pharmaceuticals, Inc 44,364
72,629 (a) Edgewise Therapeutics, Inc 1,302,964
76,006 (a) Editas Medicine, Inc 395,991
406,143 (a) Elanco Animal Health, Inc 5,344,842
744,288 Eli Lilly & Co 581,363,357
16,480 (a) Enanta Pharmaceuticals, Inc 226,435
19,880 (a),(b) Enliven Therapeutics, Inc 345,713
194,484 (a) Erasca, Inc 390,913
21,778 (a) Evolus, Inc 256,327
155,554 (a) Exact Sciences Corp 9,232,130
312,634 (a) Exelixis, Inc 7,334,394
23,505 (a) EyePoint Pharmaceuticals, Inc 413,688
127,905 (a) Fate Therapeutics, Inc 505,225
14,252 (a),(b) Foghorn Therapeutics, Inc 77,816
75,830 (a) Fortrea Holdings, Inc 2,774,620
75,916 (a),(b) Generation Bio Co 214,842
423,644 (a) Geron Corp 1,664,921
1,100,798 Gilead Sciences, Inc 71,772,030
104,921 (a) Halozyme Therapeutics, Inc 3,997,490
22,623 (a) Harmony Biosciences Holdings, Inc 699,277
21,426 (a),(b) Harrow Health, Inc 218,331
67,454 (a) Harvard Bioscience, Inc 257,674
432,671 (a),(b) Heron Therapeutics, Inc 1,003,797
74,075 (a) ICON plc 22,065,461
45,648 (a) Ideaya Biosciences, Inc 1,855,591
21,368 (a),(b) IGM Biosciences, Inc 205,774
136,690 (a) Illumina, Inc 16,819,705
228,670 (a),(b) ImmunityBio, Inc 1,827,073
37,763 (a) Immunovant, Inc 1,036,217
160,716 (a) Incyte Corp 8,365,268
20,258 (a) Inhibrx, Inc 689,582
49,340 (a) Innoviva, Inc 745,527
69,687 (a),(b) Inozyme Pharma, Inc 307,320
105,641 (a) Insmed, Inc 2,611,446
86,438 (a) Intellia Therapeutics, Inc 1,849,773
83,591 (a) Intra-Cellular Therapies, Inc 6,002,670
127,693 (a) Ionis Pharmaceuticals, Inc 5,268,613
274,874 (a) Iovance Biotherapeutics, Inc 3,238,016
162,861 (a) IQVIA Holdings, Inc 37,746,294
115,967 (a) Ironwood Pharmaceuticals, Inc 898,744
14,777 (a) iTeos Therapeutics, Inc 158,705
24,181 (a),(b) Janux Therapeutics, Inc 1,378,317
53,458 (a) Jazz Pharmaceuticals plc 5,920,473
2,117,794 Johnson & Johnson 306,211,834
16,585 (a) KalVista Pharmaceuticals, Inc 188,240
249,164 (a),(b) Karyopharm Therapeutics, Inc 256,639
31,056 (a) Keros Therapeutics, Inc 1,751,248
195,318 (a),(b) Kezar Life Sciences, Inc 161,040
21,130 (a) Kiniksa Pharmaceuticals Ltd 395,554
75,293 (a),(b) Kodiak Sciences, Inc 241,691
18,034 (a) Krystal Biotech, Inc 2,761,366
46,117 (a) Kura Oncology, Inc 904,816
24,582 (a) Kymera Therapeutics, Inc 826,447
55,069 (a) Lexicon Pharmaceuticals, Inc 84,806
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 768,650
270,271 (a),(b) Lineage Cell Therapeutics, Inc 294,595
61,737 (a) Liquidia Corp 793,320
71,699 (a) Longboard Pharmaceuticals, Inc 1,527,189
256,359 (a),(b) Lyell Immunopharma, Inc 556,299

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
79,601 (a) MacroGenics, Inc $ 1,176,503
12,049 (a) Madrigal Pharmaceuticals, Inc 2,458,237
180,755 (a) MannKind Corp 742,903
84,535 (a) Maravai LifeSciences Holdings, Inc 693,187
68,933 (a),(b) MaxCyte, Inc 250,227
21,610 (a) Medpace Holdings, Inc 8,392,244
76,280 (a) MeiraGTx Holdings plc 372,246
2,230,647 Merck & Co, Inc 288,244,205
3,546 Mesa Laboratories, Inc 376,160
19,553 (a) Mettler-Toledo International, Inc 24,044,324
81,129 (a) MiMedx Group, Inc 499,755
29,905 (a),(b) Mirum Pharmaceuticals, Inc 750,915
294,753 (a) Moderna, Inc 32,514,203
31,239 (a),(b) Monte Rosa Therapeutics, Inc 166,191
25,612 (a) Morphic Holding, Inc 698,439
13,012 (a) Mural Oncology PLC 48,144
63,827 (a) Myriad Genetics, Inc 1,249,094
88,465 (a) Natera, Inc 8,216,629
96,721 (a) Nautilus Biotechnology, Inc 245,671
81,997 (a) Neurocrine Biosciences, Inc 11,277,867
34,251 (a),(b) Nkarta, Inc 228,797
88,065 (a),(b) Novavax, Inc 381,321
22,935 (a) Nurix Therapeutics, Inc 275,679
16,703 (a) Nuvalent, Inc 1,150,503
159,982 (a) Nuvation Bio, Inc 478,346
191,187 (a) Ocular Therapeutix, Inc 906,226
47,004 (a) Olema Pharmaceuticals, Inc 478,031
4,311 (a),(c) OmniAb Operations, Inc 43
4,311 (a),(c) OmniAb Operations, Inc 43
53,842 (a) OmniAb, Inc 239,058
64,901 (a) Organogenesis Holdings, Inc 152,517
226,332 Organon & Co 4,212,039
61,634 (a),(b) ORIC Pharmaceuticals, Inc 544,228
32,703 (a) Pacira BioSciences, Inc 858,454
67,002 (a),(b) PDS Biotechnology Corp 224,457
107,305 PerkinElmer, Inc 10,995,543
128,070 Perrigo Co plc 4,182,766
4,972,785 Pfizer, Inc 127,402,752
53,110 (a),(b) Phathom Pharmaceuticals, Inc 479,583
15,122 Phibro Animal Health Corp 252,537
47,531 (a) Pliant Therapeutics, Inc 561,816
84,589 (a),(b) PMV Pharmaceuticals, Inc 152,260
167,365 (a) Poseida Therapeutics, Inc 405,023
293,619 (a),(b) Precigen, Inc 387,577
38,952 (a) Prestige Consumer Healthcare, Inc. 2,795,196
32,206 (a),(b) Prime Medicine, Inc 158,454
53,801 (a),(b) ProKidney Corp 111,099
38,156 (a) Protagonist Therapeutics, Inc 958,097
176,992 (a),(b) Protalix BioTherapeutics, Inc 201,771
31,004 (a) Prothena Corp plc 630,621
72,077 (a) PTC Therapeutics, Inc 2,317,276
219,182 QIAGEN NV 9,277,974
22,482 (a) Quanterix Corp 362,410
104,376 (a),(b) Quantum-Si, Inc 168,045
29,554 (a) RAPT Therapeutics, Inc 227,566
237,085 (a),(b) Recursion Pharmaceuticals, Inc 1,854,005
90,642 (a) Regeneron Pharmaceuticals, Inc 80,731,204
27,410 (a) REGENXBIO, Inc 420,744
100,692 (a) Relay Therapeutics, Inc 656,512
50,015 (a) Repligen Corp 8,212,463
36,059 (a) Replimune Group, Inc 228,975
86,595 (a) Revance Therapeutics, Inc 312,608
118,190 (a) REVOLUTION Medicines, Inc 4,406,123

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
44,362 (a) Rhythm Pharmaceuticals, Inc $ 1,763,833
195,741 (a) Rigel Pharmaceuticals, Inc 205,528
53,934 (a) Rocket Pharmaceuticals, Inc 1,160,660
310,106 (a) Roivant Sciences Ltd 3,380,155
330,537 Royalty Pharma plc 9,155,875
38,930 (a) Sage Therapeutics, Inc 542,684
102,323 (a),(b) Sana Biotechnology, Inc 920,907
423,937 (a) Sangamo Therapeutics Inc 218,285
77,287 (a) Sarepta Therapeutics, Inc 9,789,171
45,403 (a) Scholar Rock Holding Corp 666,062
36,497 (a),(b) scPharmaceuticals, Inc 163,142
70,074 (a),(b) Seer, Inc 145,754
11,020 (a),(b) Selecta Biosciences, Inc 243,211
46,544 SIGA Technologies, Inc 408,656
60,297 (a),(b),(c) Sorrento Therapeutics, Inc 48,337
72,803 (a) Sotera Health Co 815,394
49,435 (a) SpringWorks Therapeutics, Inc 2,308,120
13,804 (a) Stoke Therapeutics, Inc 152,258
162,602 (a),(b) Summit Therapeutics, Inc 639,026
34,780 (a) Supernus Pharmaceuticals, Inc 1,046,878
105,693 (a) Sutro Biopharma, Inc 358,828
43,274 (a) Syndax Pharmaceuticals, Inc 914,380
118,299 (a) Tango Therapeutics, Inc 910,902
25,050 (a) Tarsus Pharmaceuticals, Inc 787,322
69,998 (a),(b) Tenaya Therapeutics, Inc 317,791
37,282 (a) Terns Pharmaceuticals, Inc 188,274
119,821 (a) TG Therapeutics, Inc 1,636,755
38,181 (a),(b) Theravance Biopharma, Inc 322,248
339,498 Thermo Fisher Scientific, Inc 193,079,303
43,527 (a) Travere Therapeutics, Inc 240,704
63,216 (a) Twist Bioscience Corp 1,974,236
63,606 (a) Ultragenyx Pharmaceutical, Inc 2,705,799
38,931 (a) United Therapeutics Corp 9,122,701
34,218 (a),(b) UroGen Pharma Ltd 472,893
42,360 (a) Vanda Pharmaceuticals, Inc 201,634
95,237 (a) Vaxcyte, Inc 5,766,600
40,027 (a) Ventyx Biosciences, Inc 149,701
44,316 (a) Vera Therapeutics, Inc 1,750,925
49,459 (a) Veracyte, Inc 967,913
34,319 (a) Vericel Corp 1,574,213
66,556 (a),(b) Verrica Pharmaceuticals, Inc 463,563
227,354 (a) Vertex Pharmaceuticals, Inc 89,306,925
127,825 (a) Verve Therapeutics, Inc 768,228
1,053,279 Viatris, Inc 12,186,438
102,908 (a) Viking Therapeutics, Inc 8,189,419
56,000 (a) Vir Biotechnology, Inc 473,760
69,084 (a) Viridian Therapeutics, Inc 916,054
28,592 (a) Voyager Therapeutics, Inc 223,589
49,469 (a) Waters Corp 15,287,900
95,239 (a),(b) WaVe Life Sciences Ltd 469,528
64,445 West Pharmaceutical Services, Inc 23,037,799
195,122 (a),(b) X4 Pharmaceuticals, Inc 218,537
42,278 (a) Xencor, Inc 885,301
159,431 (a) Xeris Biopharma Holdings, Inc 279,004
79,410 (a),(b) Y-mAbs Therapeutics, Inc 1,207,826
29,698 (a) Zentalis Pharmaceuticals, Inc 328,460
64,413 (a),(b) Zevra Therapeutics, Inc 295,012
406,633 Zoetis, Inc 64,752,239
47,733 (a) Zymeworks, Inc 409,549
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,093,729,030
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
95,865 (a) Anywhere Real Estate, Inc 465,904

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
268,254 (a) CBRE Group, Inc $ 23,308,590
101,856 (a) Compass, Inc 320,846
131,968 (a) Cushman & Wakefield plc 1,273,491
114,921 DigitalBridge Group, Inc 1,889,301
54,804 Douglas Elliman, Inc 74,533
52,530 (b) eXp World Holdings, Inc 523,199
23,024 (a) Forestar Group, Inc 713,514
12,216 (a) FRP Holdings, Inc 370,267
32,582 (a) Howard Hughes Holdings, Inc 2,123,043
44,481 (a) Jones Lang LaSalle, Inc 8,037,717
159,327 Kennedy-Wilson Holdings, Inc 1,368,619
20,898 Marcus & Millichap, Inc 661,840
137,987 Newmark Group, Inc 1,320,536
563,538 (a) Opendoor Technologies, Inc 1,121,441
22,322 (b) Re/Max Holdings, Inc 156,700
111,352 (a),(b) Redfin Corp 624,685
11,719 RMR Group, Inc 277,975
37,446 St. Joe Co 2,141,911
23,298 (a) Tejon Ranch Co 390,940
44,172 (a) Zillow Group, Inc (Class A) 1,855,224
136,927 (a) Zillow Group, Inc (Class C) 5,828,982
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 54,849,258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .9%
37,003 (a) ACM Research, Inc 944,317
1,410,199 (a) Advanced Micro Devices, Inc 223,347,318
22,266 (a),(b) Aehr Test Systems 266,747
67,906 (a) Allegro MicroSystems, Inc 2,016,129
15,596 (a) Alpha & Omega Semiconductor Ltd 341,084
29,077 (a) Ambarella, Inc 1,336,670
99,807 Amkor Technology, Inc 3,228,756
433,695 Analog Devices, Inc 87,003,554
733,797 Applied Materials, Inc 145,768,774
15,755 (a),(b) Atomera, Inc 73,103
27,218 (a) Axcelis Technologies, Inc 2,817,607
379,285 Broadcom, Inc 493,172,907
17,022 (a) Ceva, Inc 345,036
47,822 (a) Cirrus Logic, Inc 4,235,594
44,780 (a) Cohu, Inc 1,357,730
80,467 (a) Credo Technology Group Holding Ltd 1,437,945
41,045 (a) Diodes, Inc 2,996,695
112,336 (a) Enphase Energy, Inc 12,217,663
128,417 Entegris, Inc 17,069,188
96,611 (a) First Solar, Inc 17,032,519
63,486 (a) Formfactor, Inc 2,830,841
61,427 (a),(b) GLOBALFOUNDRIES, Inc 3,002,552
20,679 (a) Ichor Holdings Ltd 801,932
20,869 (a) Impinj, Inc 3,326,101
120,636 (a),(b) indie Semiconductor, Inc 677,974
3,713,104 Intel Corp 113,138,279
121,774 KLA Corp 83,937,600
47,086 Kulicke & Soffa Industries, Inc 2,179,140
116,364 Lam Research Corp 104,077,125
116,584 (a) Lattice Semiconductor Corp 7,997,662
42,484 (a) MACOM Technology Solutions Holdings, Inc 4,331,244
766,549 Marvell Technology, Inc 50,523,245
21,827 (a),(b) Maxeon Solar Technologies Ltd 42,563
86,600 (a) MaxLinear, Inc 1,800,414
482,913 Microchip Technology, Inc 44,418,338
953,956 Micron Technology, Inc 107,758,870
53,916 MKS Instruments, Inc 6,414,926
41,146 Monolithic Power Systems, Inc 27,540,252
89,644 (a) Navitas Semiconductor Corp 388,158

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
4,291 NVE Corp $ 349,287
2,092,981 Nvidia Corp 1,808,377,444
381,159 (a) ON Semiconductor Corp 26,742,115
47,617 (a) Onto Innovation, Inc 8,832,477
36,332 (a) PDF Solutions, Inc 1,092,867
49,870 (a) Photronics, Inc 1,366,937
46,429 Power Integrations, Inc 3,097,743
84,782 (a) Qorvo, Inc 9,905,929
981,752 QUALCOMM, Inc 162,823,569
95,117 (a) Rambus, Inc 5,214,314
50,739 (a) Semtech Corp 1,908,801
28,202 (a) Silicon Laboratories, Inc 3,426,261
21,464 (a) SiTime Corp 1,912,872
3,754 (a),(b) SkyWater Technology, Inc 38,516
146,579 Skyworks Solutions, Inc 15,623,856
35,747 (a) SMART Global Holdings, Inc 653,098
30,232 (a) Synaptics, Inc 2,719,671
137,274 Teradyne, Inc 15,967,712
798,397 Texas Instruments, Inc 140,853,199
31,853 (a) Ultra Clean Holdings 1,332,411
41,731 Universal Display Corp 6,592,663
37,057 (a) Veeco Instruments, Inc 1,309,594
104,946 (a),(b) Wolfspeed, Inc 2,836,690
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,805,174,578
SOFTWARE & SERVICES - 11 .5%
78,314 (a) 8x8, Inc 173,074
60,250 A10 Networks, Inc 786,865
555,542 Accenture plc 167,168,143
97,431 (a) ACI Worldwide, Inc 3,322,397
76,196 Adeia, Inc 749,769
399,124 (a) Adobe, Inc 184,726,561
16,094 (a) Agilysys, Inc 1,336,607
131,419 (a) Akamai Technologies, Inc 13,264,120
39,936 (a) Alarm.com Holdings, Inc 2,655,744
20,413 (a) Alkami Technology, Inc 491,341
41,477 (a) Altair Engineering, Inc 3,336,825
111,518 Amdocs Ltd 9,366,397
26,922 American Software, Inc (Class A) 272,181
43,168 (a) Amplitude, Inc 422,615
77,604 (a) Ansys, Inc 25,211,988
18,081 (a) Appfolio, Inc 4,100,409
29,215 (a) Appian Corp 1,093,810
59,350 (a),(b) Applied Digital Corp 160,542
173,976 (a) AppLovin Corp 12,277,486
67,566 (a) Asana, Inc 1,004,706
24,132 (a) Aspentech Corp 4,750,867
33,223 (a) Asure Software, Inc 245,518
137,487 (a) Atlassian Corp Ltd 23,689,010
191,651 (a) Autodesk, Inc 40,792,915
99,574 (a) AvePoint, Inc 773,690
168,175 Bentley Systems, Inc 8,834,233
154,441 (a),(b) BigBear.ai Holdings, Inc 256,372
34,963 (a) BigCommerce Holdings, Inc 197,891
88,953 (a) BILL Holdings, Inc 5,547,109
103,897 (a),(b) Bit Digital, Inc 211,430
41,875 (a) Blackbaud, Inc 3,262,900
44,539 (a) BlackLine, Inc 2,585,489
143,236 (a) Box, Inc 3,727,001
51,645 (a) Braze, Inc 2,163,925
26,305 (a) Brightcove, Inc 46,823
89,861 (a),(b) C3.ai, Inc 2,024,568
238,523 (a) Cadence Design Systems, Inc 65,744,094

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
189,951 (a) CCC Intelligent Solutions Holdings, Inc $ 2,131,250
27,699 (a) Cerence, Inc 252,338
122,132 (a) Ceridian HCM Holding, Inc 7,495,241
134,681 (a) Cipher Mining, Inc 501,013
186,190 (a) Cleanspark, Inc 3,049,792
70,549 Clear Secure, Inc 1,232,491
257,398 (a) Cloudflare, Inc 22,496,585
450,663 Cognizant Technology Solutions Corp (Class A) 29,599,546
37,055 (a) Commvault Systems, Inc 3,797,026
160,229 (a) Confluent, Inc 4,505,639
10,805 (a) Consensus Cloud Solutions, Inc 125,770
15,361 (a),(b) CoreCard Corp 184,025
23,147 (a) Couchbase, Inc 558,769
190,194 (a) Crowdstrike Holdings, Inc 55,639,353
9,431 (a) CS Disco, Inc 71,204
238,247 (a) Datadog, Inc 29,899,998
9,840 (a),(b) Digimarc Corp 208,018
86,742 (a) Digital Turbine, Inc 165,677
58,947 (a),(b) DigitalOcean Holdings, Inc 1,936,998
178,126 (a) DocuSign, Inc 10,081,932
50,425 Dolby Laboratories, Inc (Class A) 3,916,005
20,233 (a) Domo, Inc 152,354
129,394 (a) DoubleVerify Holdings, Inc 3,791,244
231,906 (a) Dropbox, Inc 5,370,943
198,360 (a) DXC Technology Co 3,866,036
208,849 (a) Dynatrace, Inc 9,462,948
147,811 (a) E2open Parent Holdings, Inc 716,883
16,495 (a) eGain Corp 102,434
66,063 (a) Elastic NV 6,752,960
15,834 (a) Enfusion, Inc 147,415
42,067 (a) Envestnet, Inc 2,611,099
48,388 (a) EPAM Systems, Inc 11,383,761
27,606 (a) Everbridge, Inc 959,309
11,244 (a) EverCommerce, Inc 101,196
52,220 (a) Expensify, Inc 83,552
21,576 (a) Fair Isaac Corp 24,452,728
136,530 (a) Fastly, Inc 1,727,105
57,264 (a) Five9, Inc 3,296,688
589,467 (a) Fortinet, Inc 37,242,525
135,508 (a) Freshworks, Inc 2,418,818
68,808 (a) Gartner, Inc 28,389,493
505,961 Gen Digital, Inc 10,190,055
76,243 (a) Gitlab, Inc 4,000,470
35,199 (a) Globant S.A. 6,286,189
138,411 (a) GoDaddy, Inc 16,938,738
32,650 (a) Grid Dynamics Holdings, Inc 318,991
65,057 (a) Guidewire Software, Inc 7,182,293
37,219 Hackett Group, Inc 807,280
79,654 (a) HashiCorp, Inc 2,585,569
40,628 (a) HubSpot, Inc 24,574,658
23,979 (a) Informatica, Inc 742,630
24,400 (a) Instructure Holdings, Inc 466,772
40,197 (a) Intapp, Inc 1,242,891
24,224 (b) InterDigital, Inc 2,391,636
798,653 International Business Machines Corp 132,736,129
241,946 Intuit, Inc 151,366,257
51,838 (a) Jamf Holding Corp 1,009,286
182,043 (a) Kyndryl Holdings, Inc 3,578,965
253,579 (a),(b) Liveperson, Inc 127,018
48,520 (a) LiveRamp Holdings, Inc 1,557,977
56,829 (a) Manhattan Associates, Inc 11,710,184
188,967 (a) Marathon Digital Holdings, Inc 3,034,810
273,528 (a),(b) Matterport, Inc 1,258,229

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
28,276 (a) MeridianLink, Inc $ 471,644
6,553,750 Microsoft Corp 2,551,571,489
12,943 (a),(b) MicroStrategy, Inc (Class A) 13,784,683
31,026 (a) Mitek Systems, Inc 391,858
25,985 (a) Model N, Inc 770,455
59,634 (a) MongoDB, Inc 21,777,144
52,627 (a) N-able, Inc 645,207
58,836 (a) nCino OpCo, Inc 1,715,658
111,377 (a) NCR Corp 1,364,368
220,644 (a) Nutanix, Inc 13,393,091
133,403 (a) Okta, Inc 12,403,811
69,602 (a) Olo, Inc 334,090
19,455 ON24, Inc 128,208
25,278 (a) OneSpan, Inc 273,508
1,357,076 Oracle Corp 154,367,395
65,121 (a) PagerDuty, Inc 1,299,815
1,706,482 (a) Palantir Technologies, Inc 37,491,410
267,349 (a) Palo Alto Networks, Inc 77,769,151
60,529 (a) Paycor HCM, Inc 1,051,389
37,253 (a) Paylocity Holding Corp 5,780,175
30,445 Pegasystems, Inc 1,809,042
26,540 (a) Perficient, Inc 1,254,280
39,914 (a) PowerSchool Holdings, Inc 691,310
65,773 (a) Procore Technologies, Inc 4,500,189
35,100 Progress Software Corp 1,748,682
29,988 (a) PROS Holdings, Inc 982,107
100,282 (a) PTC, Inc 17,794,038
40,058 (a) Q2 Holdings, Inc 2,058,581
33,850 (a) Qualys, Inc 5,548,354
45,920 (a) Rapid7, Inc 2,057,216
38,512 (a) Rimini Street, Inc 102,442
61,567 (a) RingCentral, Inc 1,823,615
151,823 (a) Riot Platforms, Inc 1,534,931
92,040 Roper Industries, Inc 47,074,778
826,922 Salesforce, Inc 222,392,403
37,443 Sapiens International Corp NV 1,153,244
234,223 (a) SentinelOne, Inc 4,949,132
178,737 (a) ServiceNow, Inc 123,923,724
114,903 (a) Smartsheet, Inc 4,346,780
275,384 (a) Snowflake, Inc 42,739,597
26,865 SolarWinds Corp 296,052
122,690 (a),(b) SoundHound AI, Inc 520,206
6,623 (a) SoundThinking, Inc 88,483
69,477 (a) Sprinklr, Inc 812,186
56,116 (a) Sprout Social, Inc 2,831,052
35,737 (a) SPS Commerce, Inc 6,213,592
38,742 (a) Squarespace, Inc 1,350,546
134,780 (a) Synopsys, Inc 71,512,920
110,077 (a) Tenable Holdings, Inc 4,950,163
85,041 (a) Teradata Corp 3,155,021
91,450 (a),(b) Terawulf, Inc 198,447
66,554 (a) Thoughtworks Holding, Inc 154,405
381,593 (a) Trade Desk, Inc 31,614,980
7,399 (a),(b) Tucows, Inc 130,740
152,065 (a) Twilio, Inc 9,105,652
37,702 (a) Tyler Technologies, Inc 17,401,358
350,023 (a) UiPath, Inc 6,639,936
46,333 (a) Unisys Corp 251,588
249,899 (a) Unity Software, Inc 6,065,049
112,868 (a) Varonis Systems, Inc 4,937,975
55,349 (a) Verint Systems, Inc 1,675,968
82,411 (a) VeriSign, Inc 13,967,016
8,056 (a) Viant Technology, Inc 70,812

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
47,115 (a) Weave Communications, Inc $ 503,659
175,163 (a) Workday, Inc 42,867,641
49,334 (a) Workiva, Inc 3,887,519
30,478 (a) Xperi, Inc 320,324
82,017 (a) Yext, Inc 450,273
86,829 (a) Zeta Global Holdings Corp 1,073,206
224,197 (a) Zoom Video Communications, Inc 13,698,437
75,557 (a) Zscaler, Inc 13,066,828
82,293 (a) Zuora, Inc 811,409
TOTAL SOFTWARE & SERVICES 4,947,653,040
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .8%
63,108 (a),(b) 908 Devices, Inc 359,716
83,498 ADTRAN Holdings, Inc 365,721
28,385 Advanced Energy Industries, Inc 2,720,418
15,785 (a),(b) Aeva Technologies, Inc 49,249
31,826 (a),(b) Akoustis Technologies, Inc 18,685
516,388 Amphenol Corp (Class A) 62,364,179
12,852,381 Apple, Inc 2,189,146,056
221,617 (a) Arista Networks, Inc 56,858,058
59,735 (a) Arlo Technologies, Inc 739,519
53,673 (a) Arrow Electronics, Inc 6,852,432
7,088 (a) Aviat Networks, Inc 237,094
95,338 Avnet, Inc 4,659,168
29,448 Badger Meter, Inc 5,386,628
8,535 Bel Fuse, Inc (Class B) 501,175
32,324 Belden CDT, Inc 2,626,971
27,743 Benchmark Electronics, Inc 838,116
57,397 (a) Calix, Inc 1,591,619
7,291 (a),(b) Cambium Networks Corp 24,717
122,430 CDW Corp 29,610,920
138,095 (a) Ciena Corp 6,384,132
3,568,436 Cisco Systems, Inc 167,645,123
7,427 (a),(b) Clearfield, Inc 223,701
151,819 Cognex Corp 6,306,561
120,219 (a) Coherent Corp 6,567,564
670,495 Corning, Inc 22,381,123
19,293 (a) Corsair Gaming, Inc 214,152
15,693 (a),(b) CPI Card Group, Inc 270,704
38,580 Crane NXT Co 2,346,050
23,784 CTS Corp 1,088,118
60,151 (a) Daktronics, Inc 568,427
23,627 (a) Digi International, Inc 724,404
12,279 (a),(b) DZS, Inc 12,035
41,555 (a) Eastman Kodak Co 186,998
19,554 (a) ePlus, Inc 1,503,312
85,848 (a),(b) Evolv Technologies Holdings, Inc 335,666
109,491 (a) Extreme Networks, Inc 1,226,299
50,344 (a) F5 Networks, Inc 8,322,367
35,610 (a) Fabrinet 6,163,023
14,036 (a) FARO Technologies, Inc 263,175
89,756 (a) Harmonic, Inc 963,979
1,132,379 Hewlett Packard Enterprise Co 19,250,443
766,057 HP, Inc 21,518,541
130,507 (a),(b) Infinera Corp 629,044
29,268 (a) Insight Enterprises, Inc 5,343,459
138,657 (a),(b) IonQ, Inc 1,185,517
27,126 (a) IPG Photonics Corp 2,278,041
32,976 (a) Itron, Inc 3,037,749
109,954 Jabil Inc 12,904,201
278,626 Juniper Networks, Inc 9,701,757
161,119 (a) Keysight Technologies, Inc 23,835,945
14,309 (a) Kimball Electronics, Inc 299,487

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
61,140 (a) Knowles Corp $ 967,846
86,567 (a),(b) Lightwave Logic, Inc 330,686
22,984 Littelfuse, Inc 5,301,030
55,921 (a) Lumentum Holdings, Inc 2,447,103
37,879 (a),(b) Luna Innovations, Inc 78,031
28,648 Methode Electronics, Inc 349,219
128,338 (a),(b) MicroVision, Inc 186,090
165,626 (a) Mirion Technologies, Inc 1,800,355
145,647 Motorola Solutions, Inc 49,396,180
18,242 Napco Security Technologies, Inc 742,449
189,063 NetApp, Inc 19,324,129
23,717 (a) Netgear, Inc 350,537
52,942 (a) Netscout Systems, Inc 1,019,663
31,027 (a) nLight, Inc 353,398
28,759 (a) Novanta, Inc 4,500,784
12,545 (a) OSI Systems, Inc 1,648,915
17,347 (a),(b) PAR Technology Corp 733,431
8,785 PC Connection, Inc 544,406
21,803 (a) Plexus Corp 2,202,321
252,114 (a) Pure Storage, Inc 12,706,546
56,145 (a) Ribbon Communications, Inc 177,980
15,589 (a) Rogers Corp 1,856,494
46,609 (a) Sanmina Corp 2,827,768
19,158 (a) Scansource, Inc 797,356
92,045 (a) SmartRent, Inc 213,544
42,824 (a) Super Micro Computer, Inc 36,777,251
43,562 TD SYNNEX Corp 5,133,346
40,888 (a) Teledyne Technologies, Inc 15,597,954
231,874 (a) Trimble Inc 13,928,671
74,357 (a) TTM Technologies, Inc 1,110,150
10,648 (a) Turtle Beach Corp 150,137
5,384 Ubiquiti, Inc 579,211
114,475 (a) Viasat, Inc 1,821,297
187,869 (a) Viavi Solutions, Inc 1,484,165
109,481 Vishay Intertechnology, Inc 2,533,390
9,120 (a) Vishay Precision Group, Inc 300,960
125,877 Vontier Corp 5,114,383
269,993 (a) Western Digital Corp 19,123,604
99,358 Xerox Holdings Corp 1,320,468
44,239 (a) Zebra Technologies Corp (Class A) 13,915,820
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,928,378,606
TELECOMMUNICATION SERVICES - 0 .8%
8,133 (a) Anterix, Inc 256,352
65,360 (a),(b) AST SpaceMobile, Inc 144,446
6,271,393 AT&T, Inc 105,923,828
5,649 ATN International, Inc 107,783
32,094 (a) Bandwidth, Inc 584,111
49,425 Cogent Communications Group, Inc 3,172,096
68,536 (a),(b) Consolidated Communications Holdings, Inc 296,075
122,900 (a) EchoStar Corp (Class A) 1,965,171
226,561 (a) Frontier Communications Parent, Inc 5,242,621
79,189 (a),(c) GCI Liberty, Inc 792
522,135 (a),(b) Globalstar, Inc 673,554
43,200 (a) Gogo, Inc 391,392
14,644 IDT Corp 520,448
117,764 Iridium Communications, Inc 3,625,954
26,275 (a) Liberty Latin America Ltd (Class A) 198,376
114,989 (a) Liberty Latin America Ltd (Class C) 867,017
22,121 (a) Ooma, Inc 156,174
37,330 Shenandoah Telecom Co 478,571
30,098 Spok Holdings, Inc 465,014
88,529 Telephone and Data Systems, Inc 1,385,479

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
436,539 T-Mobile US, Inc $ 71,666,608
3,718,087 Verizon Communications, Inc 146,827,256
TOTAL TELECOMMUNICATION SERVICES 344,949,118
TRANSPORTATION - 1 .7%
43,466 (a) Air Transport Services Group, Inc 557,234
114,348 (a) Alaska Air Group, Inc 4,919,251
17,676 Allegiant Travel Co 964,403
7,165 (a) Amerco, Inc 453,043
554,601 (a) American Airlines Group, Inc 7,492,660
19,290 ArcBest Corp 2,139,454
18,356 Avis Budget Group, Inc 1,752,080
55,909 (a),(b) Blade Air Mobility, Inc 178,350
97,913 CH Robinson Worldwide, Inc 6,951,823
46,970 Costamare, Inc 562,701
14,890 Covenant Logistics Group, Inc 672,879
1,750,428 CSX Corp 58,149,218
561,695 Delta Air Lines, Inc 28,124,069
124,264 Expeditors International Washington, Inc 13,831,826
203,680 FedEx Corp 53,319,350
23,219 Forward Air Corp 511,282
26,026 (a),(b) Frontier Group Holdings, Inc 157,197
119,048 FTAI Infrastructure, Inc 861,908
22,919 Genco Shipping & Trading Ltd 489,092
94,540 Golden Ocean Group Ltd 1,332,069
109,335 (a) GXO Logistics, Inc 5,429,576
43,574 (a) Hawaiian Holdings, Inc 553,390
62,367 Heartland Express, Inc 619,928
123,606 (a) Hertz Global Holdings, Inc 562,407
74,214 Hub Group, Inc (Class A) 2,984,887
70,991 JB Hunt Transport Services, Inc 11,541,007
302,364 (a) JetBlue Airways Corp 1,717,428
176,209 (a),(b) Joby Aviation, Inc 889,855
58,601 (a) Kirby Corp 6,395,127
139,041 Knight-Swift Transportation Holdings, Inc 6,427,865
29,754 Landstar System, Inc 5,189,395
278,864 (a) Lyft, Inc (Class A) 4,361,433
46,584 Marten Transport Ltd 788,201
32,216 Matson, Inc 3,472,241
200,460 Norfolk Southern Corp 46,169,947
174,052 Old Dominion Freight Line 31,626,989
5,088 (a) PAM Transportation Services, Inc 87,157
57,721 Pangaea Logistics Solutions Ltd 415,591
25,749 (a) Radiant Logistics, Inc 127,200
79,951 (a) RXO, Inc 1,511,873
43,140 Ryder System, Inc 5,256,609
34,465 (b) Safe Bulkers, Inc 171,980
22,323 (a) Saia, Inc 8,858,436
55,591 Schneider National, Inc 1,149,622
39,428 (a) Skywest, Inc 2,879,427
540,162 Southwest Airlines Co 14,011,802
23,522 (a) Sun Country Airlines Holdings, Inc 313,078
1,727,057 (a) Uber Technologies, Inc 114,452,067
90,651 U-Haul Holding Co 5,558,719
535,198 Union Pacific Corp 126,927,558
279,728 (a) United Airlines Holdings, Inc 14,394,803
634,874 United Parcel Service, Inc (Class B) 93,631,218
7,105 Universal Truckload Services, Inc 317,451
46,797 Werner Enterprises, Inc 1,600,457
95,602 (a) XPO, Inc 10,273,391
TOTAL TRANSPORTATION 714,088,004
UTILITIES - 2 .3%
574,379 AES Corp 10,281,384

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
49,088 Allete, Inc $ 2,906,991
210,876 Alliant Energy Corp 10,501,625
94,553 (a),(b) Altus Power, Inc 347,009
233,226 Ameren Corp 17,228,405
453,106 American Electric Power Co, Inc 38,980,709
38,997 American States Water Co 2,762,547
168,424 American Water Works Co, Inc 20,601,624
4,173 Artesian Resources Corp 145,971
125,642 Atmos Energy Corp 14,813,192
73,904 Avangrid, Inc 2,699,713
75,721 Avista Corp 2,724,442
63,248 Black Hills Corp 3,472,315
100,652 Brookfield Infrastructure Corp 3,066,866
143,669 Brookfield Renewable Corp 3,338,867
97,088 (a),(b) Cadiz, Inc 221,361
56,549 California Water Service Group 2,777,687
521,719 Centerpoint Energy, Inc 15,202,892
22,717 (b) Chesapeake Utilities Corp 2,405,049
25,714 Clearway Energy, Inc (Class A) 558,251
85,770 Clearway Energy, Inc (Class C) 2,005,303
241,570 CMS Energy Corp 14,641,558
301,833 Consolidated Edison, Inc 28,493,035
17,051 Consolidated Water Co, Inc 433,948
286,339 Constellation Energy Corp 53,241,874
726,927 Dominion Energy, Inc 37,058,738
180,750 DTE Energy Co 19,940,340
666,342 Duke Energy Corp 65,474,765
326,308 Edison International 23,187,446
179,416 Entergy Corp 19,138,305
196,369 Essential Utilities, Inc 7,183,178
187,796 Evergy, Inc 9,849,900
294,143 Eversource Energy 17,830,949
882,727 Exelon Corp 33,172,881
469,514 FirstEnergy Corp 18,001,167
28,389 Genie Energy Ltd 434,068
5,833 Global Water Resources, Inc 71,396
52,830 Idacorp, Inc 5,007,227
43,887 MGE Energy, Inc 3,437,230
13,108 Middlesex Water Co 664,838
49,852 (a) Montauk Renewables, Inc 179,467
94,260 National Fuel Gas Co 5,005,206
77,422 New Jersey Resources Corp 3,382,567
1,785,253 NextEra Energy, Inc 119,558,393
359,796 NiSource, Inc 10,023,916
43,547 Northwest Natural Holding Co 1,661,318
58,124 NorthWestern Corp 2,931,775
207,890 NRG Energy, Inc 15,107,366
193,006 OGE Energy Corp 6,687,658
41,420 ONE Gas, Inc 2,672,418
43,542 Ormat Technologies, Inc 2,779,286
34,114 Otter Tail Corp 2,911,971
1,803,833 PG&E Corp 30,863,583
99,417 Pinnacle West Capital Corp 7,322,062
87,950 PNM Resources, Inc 3,259,427
86,822 Portland General Electric Co 3,753,315
645,366 PPL Corp 17,721,750
422,306 Public Service Enterprise Group, Inc 29,172,898
16,040 (a) Pure Cycle Corp 153,022
559,560 Sempra Energy 40,081,283
41,504 SJW Corp 2,259,893
958,319 Southern Co 70,436,446
66,919 Southwest Gas Holdings Inc 4,993,496
54,030 Spire, Inc 3,338,514

Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
75,509 (a),(b) Sunnova Energy International, Inc $ 317,893
167,494 UGI Corp 4,281,147
17,356 Unitil Corp 884,115
299,161 Vistra Corp 22,688,370
284,161 WEC Energy Group, Inc 23,483,065
488,742 Xcel Energy, Inc 26,260,108
20,767 York Water Co 737,436
TOTAL UTILITIES 979,214,210
TOTAL COMMON STOCKS 42,707,323,916
(Cost $19,980,043,457)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
50,751 (c) AstraZeneca plc 02/20/29 15,733
27,694 (c) Chinook Therapeutics, Inc 277
330,579 (b),(c) Selecta Biosciences, Inc 08/16/24 59,504
4,598 (c) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,790
TOTAL RIGHTS/WARRANTS 75,790
(Cost $68,029)
TOTAL LONG-TERM INVESTMENTS 42,707,399,706
(Cost $19,980,111,486)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 12,500,000 Federal Home Loan Bank (FHLB) 0 .000% 05/03/24 12,494,505
TOTAL GOVERNMENT AGENCY DEBT 12,494,505
REPURCHASE AGREEMENT - 0 .3%
99,780,000 (e) Fixed Income Clearing Corporation 5 .310 05/01/24 99,780,000
TOTAL REPURCHASE AGREEMENT 99,780,000
TREASURY DEBT - 0 .1%
42,000,000 United States Treasury Bill 0 .000 05/07/24 41,963,033
10,000,000 United States Treasury Bill 0 .000 06/06/24 9,947,175
TOTAL TREASURY DEBT 51,910,208
TOTAL SHORT-TERM INVESTMENTS 164,184,713
(Cost $164,186,472)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
121,956,334 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430 (g) 121,956,334
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 121,956,334
(Cost $121,956,334)
TOTAL INVESTMENTS - 100.1% 42,993,540,753
(Cost $20,266,254,292)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (38,537,401)
NET ASSETS - 100.0% $ 42,955,003,352
REIT Real Estate Investment Trust

See Notes to Financial Statements
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $156,333,716.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $99,794,718 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $101,775,795.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 829 06/21/24  $ 212,688,363 $ 210,027,150 $ (2,661,213)

Large Cap Growth Index Fund April 30, 2024
Portfolios of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2 .0%
1,405,532 (a) Tesla, Inc $ 257,605,905
TOTAL AUTOMOBILES & COMPONENTS 257,605,905
BANKS - 0 .1%
578 First Citizens Bancshares, Inc (Class A) 974,947
809,335 (a) NU Holdings Ltd 8,789,378
TOTAL BANKS 9,764,325
CAPITAL GOODS - 2 .8%
10,642 A.O. Smith Corp 881,583
35,591 Advanced Drainage Systems, Inc 5,587,787
42,192 Allegion plc 5,128,860
4,021 Allison Transmission Holdings, Inc 295,745
7,954 Armstrong World Industries, Inc 913,756
36,682 (a) Axon Enterprise, Inc 11,505,676
36,966 (a) Boeing Co 6,204,373
7,654 BWX Technologies, Inc 733,024
194,705 Caterpillar, Inc 65,142,452
439,795 (a),(b) ChargePoint Holdings, Inc 584,927
121,617 Deere & Co 47,602,110
25,637 Donaldson Co, Inc 1,850,991
7,894 EMCOR Group, Inc 2,819,500
218,525 Fastenal Co 14,846,589
5,456 Ferguson plc 1,145,214
37,502 Graco, Inc 3,007,660
20,122 HEICO Corp 4,173,303
36,743 HEICO Corp (Class A) 6,093,827
44,031 Honeywell International, Inc 8,486,095
11,915 Hubbell, Inc 4,414,746
2,989 IDEX Corp 658,955
124,530 Illinois Tool Works, Inc 30,399,018
25,447 Lincoln Electric Holdings, Inc 5,586,380
109,727 Lockheed Martin Corp 51,015,374
3,965 Northrop Grumman Corp 1,923,144
11,917 Otis Worldwide Corp 1,086,830
18,434 Quanta Services, Inc 4,766,295
57,438 Rockwell Automation, Inc 15,563,400
7,006 (a) SiteOne Landscape Supply, Inc 1,099,171
14,893 (a) Spirit Aerosystems Holdings, Inc (Class A) 476,576
53,151 Toro Co 4,655,496
34,119 Trane Technologies plc 10,827,323
4,716 TransDigm Group, Inc 5,885,709
54,254 (a) Trex Co, Inc 4,804,192
6,841 United Rentals, Inc 4,569,720
1,777 Valmont Industries, Inc 363,930
14,637 Vertiv Holdings Co 1,361,241
22,693 W.W. Grainger, Inc 20,908,196
4,035 Watsco, Inc 1,806,550
24,117 (a) WillScot Mobile Mini Holdings Corp 891,364
13,777 Xylem, Inc 1,800,654
TOTAL CAPITAL GOODS 361,867,736
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
180,634 Automatic Data Processing, Inc 43,693,558
64,220 Booz Allen Hamilton Holding Corp 9,483,367
50,110 Broadridge Financial Solutions, Inc 9,691,775
39,442 Cintas Corp 25,966,246
439,708 (a) Copart, Inc 23,880,542
88,815 (a) CoStar Group, Inc 8,129,237

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
41,572 Equifax, Inc $ 9,153,739
2,997 (a) FTI Consulting, Inc 640,849
33,944 Genpact Ltd 1,043,439
23,987 KBR, Inc 1,557,716
3,051 MSA Safety, Inc 550,400
162,380 Paychex, Inc 19,292,368
26,380 Paycom Software, Inc 4,958,912
72,081 RB Global, Inc 5,159,558
127,655 Rollins, Inc 5,688,307
4,688 Tetra Tech, Inc 912,847
71,451 Verisk Analytics, Inc 15,573,460
186,271 Waste Management, Inc 38,748,093
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 224,124,413
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9 .5%
4,589,765 (a) Amazon.com, Inc 803,208,875
7,322 (a) Autozone, Inc 21,646,761
18,131 Best Buy Co, Inc 1,335,167
32,998 (a) Burlington Stores, Inc 5,937,660
4,268 (a) Carmax, Inc 290,096
552,805 (a) Coupang, Inc 12,438,113
2,165 Dick's Sporting Goods, Inc 435,035
16,145 eBay, Inc 832,113
33,571 (a) Etsy, Inc 2,305,321
28,749 (a) Five Below, Inc 4,207,129
50,937 (a) Floor & Decor Holdings, Inc 5,619,879
509,097 Home Depot, Inc 170,150,399
213,666 Lowe's Cos, Inc 48,713,711
10,077 Murphy USA, Inc 4,170,064
9,610 (a) Ollie's Bargain Outlet Holdings, Inc 702,875
25,635 (a) O'Reilly Automotive, Inc 25,974,920
19,404 Pool Corp 7,034,532
1,297 (a) RH 320,424
155,767 Ross Stores, Inc 20,179,615
579,643 TJX Cos, Inc 54,538,610
54,338 Tractor Supply Co 14,838,621
24,812 (a) Ulta Beauty, Inc 10,044,890
16,847 (a) Valvoline, Inc 716,335
33,484 (a) Victoria's Secret & Co 589,988
14,418 (a),(b) Wayfair, Inc 723,063
4,098 Williams-Sonoma, Inc 1,175,224
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,218,129,420
CONSUMER DURABLES & APPAREL - 0 .5%
4,162 (a),(b) BK LC Lux Finco 2 Sarl 186,333
2,387 Brunswick Corp 192,488
29,657 (a) Crocs, Inc 3,688,441
12,903 (a) Deckers Outdoor Corp 10,560,718
56,382 (a) Lululemon Athletica, Inc 20,331,349
318,454 Nike, Inc (Class B) 29,380,566
129 (a) NVR, Inc 959,612
236,151 (a) Peloton Interactive, Inc 734,430
2,321 Polaris Industries, Inc 197,656
4,710 (a) Skechers U.S.A., Inc (Class A) 311,096
6,024 Tapestry, Inc 240,478
16,558 Tempur Sealy International, Inc 828,893
1,003 (a) TopBuild Corp 405,884
41,824 (a) YETI Holdings, Inc 1,493,953
TOTAL CONSUMER DURABLES & APPAREL 69,511,897
CONSUMER SERVICES - 2 .9%
211,397 (a) Airbnb, Inc 33,521,222
17,753 Booking Holdings, Inc 61,283,889
3,484 (a) Bright Horizons Family Solutions, Inc 361,326

Large Cap Growth Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
40,939 (a) Caesars Entertainment, Inc $ 1,466,435
23,112 (a) Cava Group, Inc 1,662,677
13,994 (a) Chipotle Mexican Grill, Inc (Class A) 44,215,442
16,473 Choice Hotels International, Inc 1,948,097
36,757 Churchill Downs, Inc 4,741,653
27,488 Darden Restaurants, Inc 4,216,934
18,008 Domino's Pizza, Inc 9,531,094
123,522 (a) DoorDash, Inc 15,966,454
213,109 (a) DraftKings, Inc 8,856,810
47,602 (a) Expedia Group, Inc 6,408,657
4,091 (a) Grand Canyon Education, Inc 531,912
48,397 H&R Block, Inc 2,285,790
58,114 Hilton Worldwide Holdings, Inc 11,464,730
173,884 Las Vegas Sands Corp 7,713,494
121,003 Marriott International, Inc (Class A) 28,572,438
151,943 McDonald's Corp 41,486,517
49,648 (a) Norwegian Cruise Line Holdings Ltd 939,340
19,862 (a) Planet Fitness, Inc 1,188,542
34,368 (a) Royal Caribbean Cruises Ltd 4,798,804
27,653 Service Corp International 1,982,997
565,454 Starbucks Corp 50,037,025
36,185 Texas Roadhouse, Inc (Class A) 5,817,824
20,134 Travel & Leisure Co 876,634
1,940 Vail Resorts, Inc 367,378
98,915 Wendy's Co 1,977,311
14,605 Wingstop, Inc 5,619,858
8,174 Wyndham Hotels & Resorts, Inc 600,871
3,081 Wynn Resorts Ltd 282,374
125,620 Yum! Brands, Inc 17,743,825
TOTAL CONSUMER SERVICES 378,468,354
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
21,079 Albertsons Cos, Inc 430,011
22,462 (a) BJ's Wholesale Club Holdings, Inc 1,677,462
2,627 Casey's General Stores, Inc 839,537
225,588 Costco Wholesale Corp 163,077,565
111,909 Dollar General Corp 15,576,614
6,521 (a) Maplebear, Inc 222,562
35,103 (a) Performance Food Group Co 2,382,792
254,747 Sysco Corp 18,932,797
234,507 Target Corp 37,750,937
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 240,890,277
ENERGY - 0 .5%
55,323 Antero Midstream Corp 765,670
143,178 APA Corp 4,501,516
119,528 Cheniere Energy, Inc 18,863,909
88,065 Halliburton Co 3,299,796
79,233 Hess Corp 12,478,405
40,470 (b) New Fortress Energy, Inc 1,060,314
12,019 ONEOK, Inc 950,943
57,748 Ovintiv, Inc 2,963,628
114,205 Targa Resources Corp 13,026,222
9,519 Texas Pacific Land Corp 5,485,800
TOTAL ENERGY 63,396,203
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .7%
235,025 American Tower Corp 40,320,889
23,430 Crown Castle, Inc 2,197,265
23,633 Equinix, Inc 16,805,663
34,703 Equity Lifestyle Properties, Inc 2,092,244
69,663 Iron Mountain, Inc 5,400,276
33,928 Lamar Advertising Co 3,930,559
46,922 Public Storage, Inc 12,173,913

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
5,308 SBA Communications Corp $ 987,925
34,533 Simon Property Group, Inc 4,852,922
16,145 Sun Communities, Inc 1,797,261
8,678 UDR, Inc 330,458
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 90,889,375
FINANCIAL SERVICES - 5 .7%
97,592 American Express Co 22,839,456
51,492 Ameriprise Financial, Inc 21,203,891
266,612 Apollo Global Management, Inc 28,895,409
84,939 Ares Management Corp 11,304,531
362,865 Blackstone, Inc 42,313,688
103,507 (a) Block, Inc 7,556,011
32,374 Blue Owl Capital, Inc 611,545
32,894 (a) Corpay, Inc 9,938,593
174,371 Equitable Holdings, Inc 6,436,034
11,528 (a) Euronet Worldwide, Inc 1,183,695
19,678 Factset Research Systems, Inc 8,203,561
85,476 (a) Fiserv, Inc 13,049,621
1,804 Houlihan Lokey, Inc 229,992
101,744 iShares Russell 1000 Growth Index Fund 32,847,033
11,426 Jack Henry & Associates, Inc 1,858,896
82,161 KKR & Co, Inc 7,646,724
37,740 LPL Financial Holdings, Inc 10,156,966
18,358 MarketAxess Holdings, Inc 3,673,252
422,781 Mastercard, Inc (Class A) 190,758,787
73,014 Moody's Corp 27,039,275
13,124 Morningstar, Inc 3,709,499
19,196 MSCI, Inc (Class A) 8,941,305
497,025 (a) PayPal Holdings, Inc 33,757,938
32,716 (a),(b) Rocket Cos, Inc 401,752
13,875 S&P Global, Inc 5,769,641
30,733 (a),(b) Shift4 Payments, Inc 1,778,211
45,953 SLM Corp 973,744
185,006 (a) Toast, Inc 4,371,692
9,118 TPG, Inc 392,986
19,486 Tradeweb Markets, Inc 1,981,921
3,902 (b) UWM Holdings Corp 24,583
812,306 Visa, Inc (Class A) 218,193,515
38,458 Western Union Co 516,875
9,559 (a) WEX, Inc 2,019,434
13,400 XP, Inc 274,298
TOTAL FINANCIAL SERVICES 730,854,354
FOOD, BEVERAGE & TOBACCO - 1 .5%
4,400 (a) Boston Beer Co, Inc (Class A) 1,225,004
25,896 Brown-Forman Corp (Class A) 1,270,717
69,563 Brown-Forman Corp (Class B) 3,328,589
71,591 (a) Celsius Holdings, Inc 5,102,291
987,557 Coca-Cola Co 61,001,396
8,697 Constellation Brands, Inc (Class A) 2,204,342
6,139 (a) Freshpet, Inc 651,164
55,845 Hershey Co 10,829,462
70,080 Lamb Weston Holdings, Inc 5,840,467
383,022 (a) Monster Beverage Corp 20,472,526
483,994 PepsiCo, Inc 85,139,384
TOTAL FOOD, BEVERAGE & TOBACCO 197,065,342
HEALTH CARE EQUIPMENT & SERVICES - 3 .9%
56,814 Abbott Laboratories 6,020,580
133,181 (a),(b) agilon health, Inc 732,495
38,826 (a) Align Technology, Inc 10,963,686
86,344 AmerisourceBergen Corp 20,640,533
64,699 Cardinal Health, Inc 6,666,585

Large Cap Growth Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
28,867 (a) Certara, Inc $ 493,914
5,357 Chemed Corp 3,042,776
10,535 Cigna Group 3,761,416
27,999 (a) DaVita, Inc 3,892,141
195,651 (a) DexCom, Inc 24,923,981
35,580 (a) Doximity, Inc 864,238
306,199 (a) Edwards Lifesciences Corp 25,925,869
16,089 Elevance Health, Inc 8,504,324
3,281 Encompass Health Corp 273,570
14,388 GE HealthCare Technologies, Inc 1,096,941
16,247 (a) Globus Medical, Inc 808,938
20,540 HCA, Inc 6,363,703
27,128 Humana, Inc 8,195,098
41,884 (a) IDEXX Laboratories, Inc 20,638,760
14,009 (a) Inspire Medical Systems, Inc 3,385,415
35,820 (a) Insulet Corp 6,158,891
177,796 (a) Intuitive Surgical, Inc 65,894,754
22,647 (a) Masimo Corp 3,043,983
25,959 McKesson Corp 13,945,434
16,395 (a) Molina Healthcare, Inc 5,608,730
74,189 (a) Novocure Ltd 908,073
18,524 (a) Penumbra, Inc 3,639,410
72,184 Resmed, Inc 15,446,654
18,308 (a) Shockwave Medical, Inc 6,045,119
46,071 Stryker Corp 15,502,892
4,277 (a) Tandem Diabetes Care, Inc 156,923
398,066 UnitedHealth Group, Inc 192,544,524
73,779 (a) Veeva Systems, Inc 14,649,558
TOTAL HEALTH CARE EQUIPMENT & SERVICES 500,739,908
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
111,550 Church & Dwight Co, Inc 12,035,129
63,280 Clorox Co 9,357,213
35,342 Estee Lauder Cos (Class A) 5,185,025
294,491 Kenvue, Inc 5,542,321
159,720 Kimberly-Clark Corp 21,806,572
225,488 Procter & Gamble Co 36,799,642
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 90,725,902
INSURANCE - 0 .9%
24,582 (a) Arch Capital Group Ltd 2,299,401
10,160 (a) Brighthouse Financial, Inc 490,220
45,121 Brown & Brown, Inc 3,679,166
2,782 Everest Re Group Ltd 1,019,353
5,803 Gallagher (Arthur J.) & Co 1,361,906
11,267 Kinsale Capital Group, Inc 4,092,738
16,802 Lincoln National Corp 458,190
201,839 Marsh & McLennan Cos, Inc 40,252,752
11,458 Primerica, Inc 2,427,492
222,788 Progressive Corp 46,395,601
8,009 RenaissanceRe Holdings Ltd 1,755,973
6,958 RLI Corp 983,513
52,414 Ryan Specialty Holdings, Inc 2,586,107
6,499 Willis Towers Watson plc 1,632,159
TOTAL INSURANCE 109,434,571
MATERIALS - 0 .7%
120,163 (b) Ardagh Metal Packaging S.A. 474,644
12,932 Avery Dennison Corp 2,809,865
11,643 (a) Axalta Coating Systems Ltd 366,056
11,452 Eagle Materials, Inc 2,871,131
99,155 Ecolab, Inc 22,423,903
9,035 FMC Corp 533,155
94,808 (a),(b) Ginkgo Bioworks Holdings, Inc 84,483

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
79,141 Graphic Packaging Holding Co $ 2,045,795
23,570 Linde plc 10,393,427
28,748 PPG Industries, Inc 3,708,492
11,772 RPM International, Inc 1,258,545
19,488 Scotts Miracle-Gro Co (Class A) 1,335,708
38,730 Sealed Air Corp 1,219,220
101,510 Sherwin-Williams Co 30,413,411
44,495 Southern Copper Corp 5,191,232
15,696 Vulcan Materials Co 4,043,760
TOTAL MATERIALS 89,172,827
MEDIA & ENTERTAINMENT - 12 .3%
2,556,931 (a) Alphabet, Inc 420,973,120
3,027,262 (a) Alphabet, Inc (Class A) 492,777,708
1,113 Cable One, Inc 438,355
50,077 (a) Charter Communications, Inc 12,816,707
11,749 (a) Liberty Broadband Corp 584,278
674 (a) Liberty Broadband Corp (Class A) 33,788
17,269 (a) Live Nation, Inc 1,535,387
121,483 (a) Match Group, Inc 3,744,106
1,126,808 Meta Platforms, Inc 484,718,997
217,423 (a) NetFlix, Inc 119,721,801
5,728 Nexstar Media Group, Inc 916,824
304,624 (a) Pinterest, Inc 10,189,673
22,617 Playtika Holding Corp 163,973
234,960 (a) ROBLOX Corp 8,355,178
7,452 (a) Roku, Inc 429,682
71,030 (a) Spotify Technology S.A. 19,919,653
30,078 TKO Group Holdings, Inc 2,847,484
78,643 (a) ZoomInfo Technologies, Inc 1,247,278
TOTAL MEDIA & ENTERTAINMENT 1,581,413,992
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
45,971 (a) 10X Genomics, Inc 1,346,031
898,670 AbbVie, Inc 146,159,689
119,558 Agilent Technologies, Inc 16,384,228
51,229 (a) Alnylam Pharmaceuticals, Inc 7,374,414
184,885 Amgen, Inc 50,647,397
49,987 (a) Apellis Pharmaceuticals, Inc 2,208,925
10,770 (a) BioMarin Pharmaceutical, Inc 869,785
71,563 Bio-Techne Corp 4,523,497
52,009 Bruker BioSciences Corp 4,057,222
431,068 Eli Lilly & Co 336,707,215
30,222 (a) Exact Sciences Corp 1,793,676
113,511 (a) Exelixis, Inc 2,662,968
5,922 (a) ICON plc 1,764,045
22,998 (a) Illumina, Inc 2,829,904
64,932 (a) Incyte Corp 3,379,711
63,618 (a) Ionis Pharmaceuticals, Inc 2,624,879
85,262 (a) IQVIA Holdings, Inc 19,761,174
16,144 (a) Jazz Pharmaceuticals plc 1,787,948
62,517 (a) Maravai LifeSciences Holdings, Inc 512,639
12,268 (a) Medpace Holdings, Inc 4,764,278
238,694 Merck & Co, Inc 30,844,039
10,827 (a) Mettler-Toledo International, Inc 13,313,962
56,868 (a) Natera, Inc 5,281,900
49,514 (a) Neurocrine Biosciences, Inc 6,810,155
3,836 (a) Regeneron Pharmaceuticals, Inc 3,416,572
11,955 (a) Repligen Corp 1,963,011
167,633 (a) Roivant Sciences Ltd 1,827,200
46,345 (a) Sarepta Therapeutics, Inc 5,870,058
53,382 (a) Sotera Health Co 597,878
120,953 Thermo Fisher Scientific, Inc 68,788,390
41,405 (a) Ultragenyx Pharmaceutical, Inc 1,761,369

Large Cap Growth Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
120,000 (a) Vertex Pharmaceuticals, Inc $ 47,137,200
30,014 (a) Waters Corp 9,275,526
37,743 West Pharmaceutical Services, Inc 13,492,368
233,661 Zoetis, Inc 37,208,178
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 859,747,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13 .6%
464,359 (a) Advanced Micro Devices, Inc 73,545,179
42,859 (a) Allegro MicroSystems, Inc 1,272,484
360,662 Applied Materials, Inc 71,645,506
219,587 Broadcom, Inc 285,522,389
67,903 (a) Enphase Energy, Inc 7,385,130
3,776 Entegris, Inc 501,906
68,816 KLA Corp 47,434,181
63,408 Lam Research Corp 56,712,749
69,568 (a) Lattice Semiconductor Corp 4,772,365
191,885 Microchip Technology, Inc 17,649,582
23,174 Monolithic Power Systems, Inc 15,511,053
1,210,500 Nvidia Corp 1,045,896,210
495,196 QUALCOMM, Inc 82,128,257
63,148 Teradyne, Inc 7,345,375
189,079 Texas Instruments, Inc 33,357,317
10,301 Universal Display Corp 1,627,352
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,752,307,035
SOFTWARE & SERVICES - 19 .3%
321,719 Accenture plc 96,808,464
229,954 (a) Adobe, Inc 106,429,610
36,638 (a) Ansys, Inc 11,902,953
27,868 (a) AppLovin Corp 1,966,645
79,504 (a) Atlassian Corp Ltd 13,698,539
110,215 (a) Autodesk, Inc 23,459,263
93,516 Bentley Systems, Inc 4,912,395
137,832 (a) Cadence Design Systems, Inc 37,990,634
6,171 (a) Ceridian HCM Holding, Inc 378,714
151,478 (a) Cloudflare, Inc 13,239,177
100,651 (a) Confluent, Inc 2,830,306
108,999 (a) Crowdstrike Holdings, Inc 31,886,567
143,553 (a) Datadog, Inc 18,015,901
104,467 (a) DocuSign, Inc 5,912,832
77,419 (a) DoubleVerify Holdings, Inc 2,268,377
111,102 (a) Dropbox, Inc 2,573,122
130,115 (a) Dynatrace, Inc 5,895,511
42,426 (a) Elastic NV 4,336,786
28,599 (a) EPAM Systems, Inc 6,728,201
12,542 (a) Fair Isaac Corp 14,214,225
33,972 (a) Five9, Inc 1,955,768
330,507 (a) Fortinet, Inc 20,881,432
38,292 (a) Gartner, Inc 15,798,896
41,926 Gen Digital, Inc 844,390
44,246 (a) Gitlab, Inc 2,321,588
20,004 (a) Globant S.A. 3,572,514
45,563 (a) GoDaddy, Inc 5,576,000
30,968 (a) HashiCorp, Inc 1,005,221
23,377 (a) HubSpot, Inc 14,140,046
2,837 (a) Informatica, Inc 87,862
139,064 Intuit, Inc 87,001,220
31,691 (a) Manhattan Associates, Inc 6,530,247
3,791,435 Microsoft Corp 1,476,119,389
34,502 (a) MongoDB, Inc 12,599,440
5,332 (a) nCino OpCo, Inc 155,481
33,251 (a) Nutanix, Inc 2,018,336
4,689 (a) Okta, Inc 435,983
323,514 Oracle Corp 36,799,718

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
974,377 (a) Palantir Technologies, Inc $ 21,407,063
155,441 (a) Palo Alto Networks, Inc 45,216,232
12,365 (a) Paycor HCM, Inc 214,780
21,447 (a) Paylocity Holding Corp 3,327,717
18,974 Pegasystems, Inc 1,127,435
43,469 (a) Procore Technologies, Inc 2,974,149
30,544 (a) PTC, Inc 5,419,727
43,129 (a) RingCentral, Inc 1,277,481
359,327 Salesforce, Inc 96,637,403
12,259 (a) SentinelOne, Inc 259,033
103,642 (a) ServiceNow, Inc 71,858,108
62,234 (a) Smartsheet, Inc 2,354,312
161,193 (a) Snowflake, Inc 25,017,154
77,401 (a) Synopsys, Inc 41,068,197
49,348 (a) Teradata Corp 1,830,811
224,365 (a) Trade Desk, Inc 18,588,640
13,614 (a) Twilio, Inc 815,206
16,190 (a) Tyler Technologies, Inc 7,472,495
140,411 (a) UiPath, Inc 2,663,597
55,176 (a) Unity Software, Inc 1,339,122
2,240 (a) VeriSign, Inc 379,635
102,785 (a) Workday, Inc 25,154,573
44,403 (a) Zscaler, Inc 7,679,055
TOTAL SOFTWARE & SERVICES 2,477,373,678
TECHNOLOGY HARDWARE & EQUIPMENT - 10 .7%
149,359 Amphenol Corp (Class A) 18,038,086
7,429,842 Apple, Inc 1,265,524,988
128,065 (a) Arista Networks, Inc 32,856,356
64,995 CDW Corp 15,719,691
86,028 HP, Inc 2,416,527
41,473 Jabil Inc 4,867,271
24,585 (a) Keysight Technologies, Inc 3,637,105
77,787 Motorola Solutions, Inc 26,381,461
41,544 NetApp, Inc 4,246,212
113,954 (a) Pure Storage, Inc 5,743,282
823 Ubiquiti, Inc 88,538
25,750 Vontier Corp 1,046,223
4,505 (a) Zebra Technologies Corp (Class A) 1,417,093
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,381,982,833
TELECOMMUNICATION SERVICES - 0 .0%
67,750 Iridium Communications, Inc 2,086,022
TOTAL TELECOMMUNICATION SERVICES 2,086,022
TRANSPORTATION - 1 .2%
15 (a) Amerco, Inc 948
111,776 (a) American Airlines Group, Inc 1,510,094
3,428 Avis Budget Group, Inc 327,203
43,255 CH Robinson Worldwide, Inc 3,071,105
120,150 CSX Corp 3,991,383
15,998 Delta Air Lines, Inc 801,020
10,153 Expeditors International Washington, Inc 1,130,130
7,925 JB Hunt Transport Services, Inc 1,288,367
14,370 Landstar System, Inc 2,506,272
173,778 (a) Lyft, Inc (Class A) 2,717,888
93,689 Old Dominion Freight Line 17,024,228
1,418 (a) Saia, Inc 562,705
1,001,965 (a) Uber Technologies, Inc 66,400,221
20,882 U-Haul Holding Co 1,280,484
133,259 Union Pacific Corp 31,603,704
102,537 United Parcel Service, Inc (Class B) 15,122,157
TOTAL TRANSPORTATION 149,337,909

Large Cap Growth Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES - 0 .1%
220,610 AES Corp $ 3,948,919
55,443 Vistra Corp 4,204,797
TOTAL UTILITIES 8,153,716
TOTAL COMMON STOCKS 12,845,043,425
(Cost $4,786,617,647)
TOTAL LONG-TERM INVESTMENTS 12,845,043,425
(Cost $4,786,617,647)
RATE
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,660,567 (c) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430% (d) 2,660,567
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,660,567
(Cost $2,660,567)
TOTAL INVESTMENTS - 99.9% 12,847,703,992
(Cost $4,789,278,214)
OTHER ASSETS & LIABILITIES, NET - 0.1% 9,046,934
NET ASSETS - 100.0% $ 12,856,750,926
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,832,286.
(c)
Investments made with cash collateral received from securities on loan.
(d)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolios of Investments
Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0 .8%
125,612 (a) Aptiv plc $ 8,918,452
108,143 BorgWarner, Inc 3,543,846
1,822,053 Ford Motor Co 22,137,944
534,755 General Motors Co 23,812,640
108,603 Gentex Corp 3,725,083
58,608 Harley-Davidson, Inc 2,015,529
26,856 Lear Corp 3,380,365
354,852 (a),(b) Lucid Group, Inc 904,872
19,986 Phinia, Inc 779,454
138,326 (a),(b) QuantumScape Corp 749,727
292,272 (a),(b) Rivian Automotive, Inc 2,601,221
22,845 Thor Industries, Inc 2,271,250
TOTAL AUTOMOBILES & COMPONENTS 74,840,383
BANKS - 7 .4%
3,190,910 Bank of America Corp 118,095,579
50,044 Bank OZK 2,234,465
12,848 BOK Financial Corp 1,140,003
883,451 Citigroup, Inc 54,182,050
215,690 Citizens Financial Group, Inc 7,357,186
101,570 Columbia Banking System, Inc 1,910,532
60,982 Comerica, Inc 3,059,467
55,547 Commerce Bancshares, Inc 3,037,310
27,701 Cullen/Frost Bankers, Inc 2,890,322
65,092 East West Bancorp, Inc 4,848,703
314,908 Fifth Third Bancorp 11,481,546
4,486 First Citizens Bancshares, Inc (Class A) 7,566,805
57,948 First Hawaiian, Inc 1,222,123
257,757 First Horizon National Corp 3,845,735
168,326 FNB Corp 2,245,469
667,026 Huntington Bancshares, Inc 8,984,840
1,336,787 JPMorgan Chase & Co 256,315,539
432,058 Keycorp 6,260,520
76,747 M&T Bank Corp 11,081,499
214,540 (b) New York Community Bancorp, Inc 568,531
342,901 (a) NU Holdings Ltd 3,723,905
34,835 Pinnacle Financial Partners, Inc 2,671,845
184,904 PNC Financial Services Group, Inc 28,338,387
32,593 Popular, Inc 2,770,079
40,287 Prosperity Bancshares, Inc 2,496,585
428,588 Regions Financial Corp 8,258,891
66,961 Synovus Financial Corp 2,396,534
615,808 Truist Financial Corp 23,123,590
723,266 US Bancorp 29,386,298
79,175 Webster Financial Corp 3,470,240
1,667,562 Wells Fargo & Co 98,919,778
46,166 Western Alliance Bancorp 2,623,614
28,140 Wintrust Financial Corp 2,719,450
67,445 Zions Bancorporation 2,750,407
TOTAL BANKS 721,977,827
CAPITAL GOODS - 10 .9%
255,311 3M Co 24,640,065
50,530 A.O. Smith Corp 4,185,905
14,076 Acuity Brands, Inc 3,495,071
62,928 Aecom Technology Corp 5,812,030
28,992 AGCO Corp 3,310,596
48,762 Air Lease Corp 2,449,803

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,844 Allegion plc $ 345,717
37,350 Allison Transmission Holdings, Inc 2,747,092
105,071 Ametek, Inc 18,351,701
14,566 Armstrong World Industries, Inc 1,673,342
66,574 (a) AZEK Co, Inc 3,038,437
226,950 (a) Boeing Co 38,091,288
56,288 (a) Builders FirstSource, Inc 10,290,572
35,078 BWX Technologies, Inc 3,359,420
22,447 Carlisle Cos, Inc 8,715,048
386,720 Carrier Global Corp 23,779,413
59,234 Caterpillar, Inc 19,817,919
453,332 (a) CNH Industrial NV 5,167,985
80,459 (a) Core & Main, Inc 4,543,520
21,853 Crane Co 3,059,639
63,211 Cummins, Inc 17,856,475
16,915 Curtiss-Wright Corp 4,286,599
7,662 Deere & Co 2,998,983
32,757 Donaldson Co, Inc 2,365,055
64,681 Dover Corp 11,597,303
184,946 Eaton Corp plc 58,860,914
14,068 EMCOR Group, Inc 5,024,668
265,015 Emerson Electric Co 28,563,317
26,145 Esab Corp 2,768,233
66,437 Fastenal Co 4,513,730
89,661 Ferguson plc 18,819,844
60,573 Flowserve Corp 2,856,623
164,078 Fortive Corp 12,350,151
58,582 Fortune Brands Innovations, Inc 4,282,344
78,228 (a) Gates Industrial Corp plc 1,378,377
125,877 (a) GE Vernova, Inc 19,348,554
27,773 (a) Generac Holdings, Inc 3,776,017
113,637 General Dynamics Corp 32,624,046
503,546 General Electric Co 81,483,814
45,712 Graco, Inc 3,666,102
51,177 (a) Hayward Holdings, Inc 694,984
2,047 HEICO Corp 424,548
3,587 HEICO Corp (Class A) 594,904
39,048 Hexcel Corp 2,507,272
267,792 Honeywell International, Inc 51,611,552
175,950 Howmet Aerospace, Inc 11,744,662
13,515 Hubbell, Inc 5,007,578
18,163 Huntington Ingalls Industries, Inc 5,029,880
32,208 IDEX Corp 7,100,576
24,888 Illinois Tool Works, Inc 6,075,410
187,783 Ingersoll Rand, Inc 17,523,910
38,282 ITT, Inc 4,951,394
315,747 Johnson Controls International plc 20,545,657
87,788 L3Harris Technologies, Inc 18,791,021
14,820 Lennox International, Inc 6,867,884
1,567 Lincoln Electric Holdings, Inc 344,004
104,260 Masco Corp 7,136,597
27,853 (a) Mastec, Inc 2,470,283
90,863 MDU Resources Group, Inc 2,244,316
22,193 (a) Mercury Computer Systems, Inc 625,843
24,637 (a) Middleby Corp 3,423,804
20,667 MSC Industrial Direct Co (Class A) 1,885,657
26,494 Nordson Corp 6,840,486
61,930 Northrop Grumman Corp 30,037,908
76,256 nVent Electric plc 5,495,770
30,207 Oshkosh Corp 3,391,340
180,443 Otis Worldwide Corp 16,456,402
41,071 Owens Corning, Inc 6,908,553
235,386 PACCAR, Inc 24,976,808

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
59,315 Parker-Hannifin Corp $ 32,321,337
76,042 Pentair plc 6,014,162
176,392 (a),(b) Plug Power, Inc 407,466
49,153 Quanta Services, Inc 12,709,000
13,102 (a) RBC Bearings, Inc 3,204,094
30,677 Regal-Beloit Corp 4,950,347
665,049 RTX Corp 67,515,774
69,896 Sensata Technologies Holding plc 2,677,716
13,963 (a) SiteOne Landscape Supply, Inc 2,190,655
24,128 Snap-On, Inc 6,465,339
49,282 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,577,024
71,017 Stanley Black & Decker, Inc 6,490,954
103,930 (a) Sunrun, Inc 1,069,440
90,767 Textron, Inc 7,677,981
28,301 Timken Co 2,525,015
74,513 Trane Technologies plc 23,645,955
20,436 TransDigm Group, Inc 25,504,741
24,964 United Rentals, Inc 16,675,702
8,974 Valmont Industries, Inc 1,837,875
147,642 Vertiv Holdings Co 13,730,706
11,713 Watsco, Inc 5,244,144
20,835 WESCO International, Inc 3,182,546
82,711 Westinghouse Air Brake Technologies Corp 13,323,088
63,564 (a) WillScot Mobile Mini Holdings Corp 2,349,325
27,729 Woodward Inc 4,502,080
96,932 Xylem, Inc 12,669,012
TOTAL CAPITAL GOODS 1,058,466,193
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
26,441 Automatic Data Processing, Inc 6,395,813
8,890 Broadridge Financial Solutions, Inc 1,719,415
10,219 (a) CACI International, Inc (Class A) 4,110,388
4,498 Cintas Corp 2,961,213
222,260 (a),(b) Clarivate plc 1,502,478
23,457 (a) Clean Harbors, Inc 4,443,929
20,342 Concentrix Corp 1,112,097
106,941 (a) CoStar Group, Inc 9,788,310
25,469 (a) Driven Brands Holdings, Inc 364,971
134,984 Dun & Bradstreet Holdings, Inc 1,228,354
17,406 Equifax, Inc 3,832,627
12,575 (a) FTI Consulting, Inc 2,688,912
61,545 Genpact Ltd 1,891,893
58,354 Jacobs Solutions, Inc 8,375,550
39,421 KBR, Inc 2,560,000
63,316 Leidos Holdings, Inc 8,878,170
21,463 Manpower, Inc 1,619,383
14,188 MSA Safety, Inc 2,559,515
19,820 RB Global, Inc 1,418,716
95,832 Republic Services, Inc 18,370,994
47,869 Robert Half International, Inc 3,309,663
24,195 Science Applications International Corp 3,113,897
100,714 SS&C Technologies Holdings, Inc 6,233,189
42,664 (a) Stericycle, Inc 1,908,361
20,117 Tetra Tech, Inc 3,917,182
89,594 TransUnion 6,540,362
101,872 Veralto Corp 9,543,369
52,102 Vestis Corp 959,719
17,874 Waste Management, Inc 3,718,149
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 125,066,619
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .1%
26,913 Advance Auto Parts, Inc 1,964,111
13,158 (a) Autonation, Inc 2,120,412
1,320 (a) Autozone, Inc 3,902,448

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
104,886 Bath & Body Works, Inc $ 4,763,922
77,045 Best Buy Co, Inc 5,673,594
69,161 (a) Carmax, Inc 4,700,873
24,202 Dick's Sporting Goods, Inc 4,863,150
225,899 eBay, Inc 11,642,835
23,279 (a) Etsy, Inc 1,598,569
129,099 (a),(b) GameStop Corp (Class A) 1,431,708
90,122 Gap, Inc 1,849,304
65,082 Genuine Parts Co 10,231,541
52,360 Kohl's Corp 1,253,498
12,547 Lithia Motors, Inc (Class A) 3,191,706
123,594 LKQ Corp 5,330,609
71,584 Lowe's Cos, Inc 16,320,436
125,470 Macy's, Inc 2,312,412
450 Murphy USA, Inc 186,219
54,336 Nordstrom, Inc 1,032,927
19,438 (a) Ollie's Bargain Outlet Holdings, Inc 1,421,695
4,166 (a) O'Reilly Automotive, Inc 4,221,241
9,348 Penske Auto Group, Inc 1,429,403
185,028 (a),(b) Petco Health & Wellness Co, Inc 277,542
5,876 (a) RH 1,451,666
9,728 Ross Stores, Inc 1,260,262
44,459 (a) Valvoline, Inc 1,890,397
14,715 (a) Victoria's Secret & Co 259,278
21,328 (a) Wayfair, Inc 1,069,599
25,755 Williams-Sonoma, Inc 7,386,019
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 105,037,376
CONSUMER DURABLES & APPAREL - 1 .5%
9,257 (a),(b) BK LC Lux Finco 2 Sarl 414,436
29,187 Brunswick Corp 2,353,640
52,383 (a) Capri Holdings Ltd 1,858,549
16,635 Carter's, Inc 1,138,000
15,726 Columbia Sportswear Co 1,252,261
140,482 DR Horton, Inc 20,017,280
71,276 (a) Garmin Ltd 10,297,244
60,601 Hasbro, Inc 3,714,841
57,443 Leggett & Platt, Inc 1,037,995
112,374 Lennar Corp (Class A) 17,038,146
4,091 Lennar Corp (Class B) 574,335
163,185 (a) Mattel, Inc 2,989,549
24,513 (a) Mohawk Industries, Inc 2,826,839
178,018 Newell Rubbermaid, Inc 1,413,463
254,793 Nike, Inc (Class B) 23,507,202
1,230 (a) NVR, Inc 9,149,786
22,785 Polaris Industries, Inc 1,940,371
99,338 Pulte Homes, Inc 11,068,240
26,974 PVH Corp 2,934,771
18,218 Ralph Lauren Corp 2,981,194
57,337 (a) Skechers U.S.A., Inc (Class A) 3,787,109
99,416 Tapestry, Inc 3,968,687
61,626 Tempur Sealy International, Inc 3,084,998
48,094 Toll Brothers, Inc 5,728,476
13,736 (a) TopBuild Corp 5,558,547
82,356 (a) Under Armour, Inc (Class A) 554,256
82,468 (a) Under Armour, Inc (Class C) 537,691
162,083 VF Corp 2,019,554
24,791 Whirlpool Corp 2,351,674
TOTAL CONSUMER DURABLES & APPAREL 146,099,134
CONSUMER SERVICES - 1 .4%
122,302 ADT, Inc 794,963
120,605 Aramark 3,800,263
32,315 Boyd Gaming Corp 1,729,176

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
23,326 (a) Bright Horizons Family Solutions, Inc $ 2,419,139
57,696 (a) Caesars Entertainment, Inc 2,066,671
461,237 (a) Carnival Corp 6,835,532
4,771 (a) Cava Group, Inc 343,226
29,436 Darden Restaurants, Inc 4,515,777
31,218 (a) DoorDash, Inc 4,035,239
16,635 (a) Expedia Group, Inc 2,239,570
10,188 (a) Grand Canyon Education, Inc 1,324,644
23,092 H&R Block, Inc 1,090,635
62,639 Hilton Worldwide Holdings, Inc 12,357,422
20,078 Hyatt Hotels Corp 2,987,406
11,875 Las Vegas Sands Corp 526,775
16,226 Marriott Vacations Worldwide Corp 1,559,481
198,813 McDonald's Corp 54,283,901
127,417 (a) MGM Resorts International 5,025,326
32,333 (a),(b) Mister Car Wash, Inc 216,308
148,823 (a) Norwegian Cruise Line Holdings Ltd 2,815,731
59,353 (a) Penn National Gaming, Inc 981,699
19,262 (a) Planet Fitness, Inc 1,152,638
75,928 (a) Royal Caribbean Cruises Ltd 10,601,827
42,305 Service Corp International 3,033,691
19,496 Travel & Leisure Co 848,856
15,489 Vail Resorts, Inc 2,933,152
35,172 Wyndham Hotels & Resorts, Inc 2,585,494
45,244 Wynn Resorts Ltd 4,146,612
15,805 Yum! Brands, Inc 2,232,456
TOTAL CONSUMER SERVICES 139,483,610
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
164,715 Albertsons Cos, Inc 3,360,186
40,321 (a) BJ's Wholesale Club Holdings, Inc 3,011,172
14,781 Casey's General Stores, Inc 4,723,712
95,328 (a) Dollar Tree, Inc 11,272,536
44,769 (a) Grocery Outlet Holding Corp 1,162,651
302,850 Kroger Co 16,771,833
2,871 (a) Maplebear, Inc 97,987
37,617 (a) Performance Food Group Co 2,553,442
105,057 (a) US Foods Holding Corp 5,279,114
332,417 Walgreens Boots Alliance, Inc 5,893,754
1,983,977 Walmart, Inc 117,749,035
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 171,875,422
ENERGY - 8 .3%
90,705 Antero Midstream Corp 1,255,357
131,161 (a) Antero Resources Corp 4,460,786
45,322 APA Corp 1,424,924
454,607 Baker Hughes Co 14,829,280
346,294 Cabot Oil & Gas Corp 9,474,604
57,388 (b) Chesapeake Energy Corp 5,158,033
796,922 Chevron Corp 128,519,611
554,183 ConocoPhillips 69,616,468
297,448 Devon Energy Corp 15,223,389
82,775 Diamondback Energy, Inc 16,648,536
46,508 DT Midstream, Inc 2,892,798
270,720 EOG Resources, Inc 35,770,234
167,263 EQT Corp 6,705,574
1,852,282 Exxon Mobil Corp 219,069,392
333,022 Halliburton Co 12,478,334
56,990 Hess Corp 8,975,355
74,137 HF Sinclair Corp 4,021,932
910,214 Kinder Morgan, Inc 16,638,712
270,756 Marathon Oil Corp 7,269,799
170,771 Marathon Petroleum Corp 31,032,506
181,815 NOV, Inc 3,361,759

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
318,994 Occidental Petroleum Corp $ 21,098,263
251,557 ONEOK, Inc 19,903,190
66,276 Ovintiv, Inc 3,401,284
204,207 Phillips 66 29,244,484
106,976 Pioneer Natural Resources Co 28,810,776
108,558 Range Resources Corp 3,898,318
661,642 Schlumberger Ltd 31,414,762
508,712 (a) Southwestern Energy Co 3,810,253
203,192 TechnipFMC plc 5,205,779
157,603 Valero Energy Corp 25,195,992
565,258 Williams Cos, Inc 21,683,297
TOTAL ENERGY 808,493,781
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .1%
45,835 Agree Realty Corp 2,622,679
80,472 Alexandria Real Estate Equities, Inc 9,324,291
154,312 American Homes 4 Rent 5,524,370
129,475 Americold Realty Trust, Inc 2,844,566
67,085 Apartment Income REIT Corp 2,574,722
65,743 AvalonBay Communities, Inc 12,462,901
72,733 Boston Properties, Inc 4,501,445
138,493 Brixmor Property Group, Inc 3,060,695
48,084 Camden Property Trust 4,793,013
68,757 Cousins Properties, Inc 1,577,286
179,564 Crown Castle, Inc 16,839,512
103,683 CubeSmart 4,192,941
140,212 Digital Realty Trust, Inc 19,458,621
21,182 EastGroup Properties, Inc 3,290,836
35,726 EPR Properties 1,450,118
21,584 Equinix, Inc 15,348,598
55,381 Equity Lifestyle Properties, Inc 3,338,920
173,021 Equity Residential 11,142,552
29,603 Essex Property Trust, Inc 7,289,739
97,062 Extra Space Storage, Inc 13,033,485
37,431 Federal Realty Investment Trust 3,899,187
61,116 First Industrial Realty Trust, Inc 2,775,889
119,085 Gaming and Leisure Properties, Inc 5,088,502
175,969 Healthcare Realty Trust, Inc 2,504,039
327,455 Healthpeak Properties, Inc 6,093,938
46,400 Highwoods Properties, Inc 1,215,680
324,198 Host Hotels & Resorts Inc 6,117,616
283,460 Invitation Homes, Inc 9,694,332
68,122 Iron Mountain, Inc 5,280,817
54,034 Kilroy Realty Corp 1,826,349
304,128 Kimco Realty Corp 5,665,905
9,516 Lamar Advertising Co 1,102,429
238,545 Medical Properties Trust, Inc 1,097,307
53,834 Mid-America Apartment Communities, Inc 6,998,420
83,967 National Retail Properties, Inc 3,403,183
36,895 National Storage Affiliates Trust 1,292,801
6,168 NET Lease Office Properties 141,000
113,453 Omega Healthcare Investors, Inc 3,450,106
97,964 Park Hotels & Resorts, Inc 1,580,159
425,658 Prologis, Inc 43,438,399
30,460 Public Storage, Inc 7,902,847
67,978 Rayonier, Inc 2,016,227
385,985 Realty Income Corp 20,665,637
83,701 Regency Centers Corp 4,956,773
97,537 Rexford Industrial Realty, Inc 4,175,559
44,797 SBA Communications Corp 8,337,618
117,766 Simon Property Group, Inc 16,549,656
84,900 STAG Industrial, Inc 2,919,711
44,563 Sun Communities, Inc 4,960,753

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
143,574 UDR, Inc $ 5,467,298
185,341 Ventas, Inc 8,206,899
479,816 VICI Properties, Inc 13,698,747
82,471 Vornado Realty Trust 2,146,720
257,240 Welltower, Inc 24,509,827
339,777 Weyerhaeuser Co 10,251,072
100,498 WP Carey, Inc 5,511,310
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 399,614,002
FINANCIAL SERVICES - 11 .4%
16,034 Affiliated Managers Group, Inc 2,502,907
104,451 (a) Affirm Holdings, Inc 3,329,898
322,909 AGNC Investment Corp 2,954,617
125,485 Ally Financial, Inc 4,812,350
179,814 American Express Co 42,081,870
231,776 Annaly Capital Management, Inc 4,343,482
352,869 Bank of New York Mellon Corp 19,933,570
848,164 (a) Berkshire Hathaway, Inc 336,492,104
68,646 BlackRock, Inc 51,803,017
160,781 (a) Block, Inc 11,737,013
179,755 Blue Owl Capital, Inc 3,395,572
175,983 Capital One Financial Corp 25,241,242
97,807 Carlyle Group, Inc 4,381,754
48,786 Cboe Global Markets, Inc 8,837,584
684,437 Charles Schwab Corp 50,614,116
165,327 CME Group, Inc 34,659,152
79,506 (a) Coinbase Global, Inc 16,213,659
106,128 Corebridge Financial, Inc 2,818,760
2,174 (a) Corpay, Inc 656,852
2,956 (a) Credit Acceptance Corp 1,518,556
115,792 Discover Financial Services 14,674,320
10,237 (a) Euronet Worldwide, Inc 1,051,135
16,291 Evercore Partners, Inc (Class A) 2,956,816
274,802 Fidelity National Information Services, Inc 18,664,552
201,555 (a) Fiserv, Inc 30,771,402
138,774 Franklin Resources, Inc 3,169,598
119,684 Global Payments, Inc 14,693,605
146,496 Goldman Sachs Group, Inc 62,511,308
21,703 Houlihan Lokey, Inc 2,766,915
48,065 Interactive Brokers Group, Inc (Class A) 5,533,243
262,847 Intercontinental Exchange, Inc 33,844,180
162,301 Invesco Ltd 2,299,805
215,689 iShares Russell 1000 Value Index Fund 36,990,663
23,024 Jack Henry & Associates, Inc 3,745,775
63,089 Janus Henderson Group plc 1,969,639
81,774 Jefferies Financial Group, Inc 3,521,188
232,207 KKR & Co, Inc 21,611,505
50,701 Lazard, Inc 1,951,989
128,089 MGIC Investment Corp 2,597,645
6,656 Moody's Corp 2,464,916
543,230 Morgan Stanley 49,347,013
17,817 MSCI, Inc (Class A) 8,298,980
170,985 Nasdaq Stock Market, Inc 10,233,452
30,171 (a) NCR Corp ATM 601,308
93,834 Northern Trust Corp 7,730,983
51,106 OneMain Holdings, Inc 2,663,134
47,231 (a) PayPal Holdings, Inc 3,207,930
87,784 Raymond James Financial, Inc 10,709,648
200,696 Rithm Capital Corp 2,231,740
293,503 (a) Robinhood Markets, Inc 4,839,864
22,908 (a),(b) Rocket Cos, Inc 281,310
134,921 S&P Global, Inc 56,104,199
46,446 SEI Investments Co 3,063,114

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
60,024 SLM Corp $ 1,271,909
435,990 (a),(b) SoFi Technologies, Inc 2,956,012
136,362 Starwood Property Trust, Inc 2,586,787
139,887 State Street Corp 10,140,409
45,277 Stifel Financial Corp 3,618,538
187,921 Synchrony Financial 8,264,766
102,336 T Rowe Price Group, Inc 11,212,956
25,692 TFS Financial Corp 308,561
23,548 TPG, Inc 1,014,919
34,956 Tradeweb Markets, Inc 3,555,375
41,634 (b) UWM Holdings Corp 262,294
40,188 Virtu Financial, Inc 872,080
44,811 Voya Financial, Inc 3,054,318
145,423 Western Union Co 1,954,485
10,738 (a) WEX, Inc 2,268,510
137,368 XP, Inc 2,811,923
TOTAL FINANCIAL SERVICES 1,111,584,791
FOOD, BEVERAGE & TOBACCO - 4 .1%
822,758 Altria Group, Inc 36,045,028
247,843 Archer-Daniels-Midland Co 14,538,470
309 (a) Boston Beer Co, Inc (Class A) 86,029
3,626 Brown-Forman Corp (Class A) 177,928
16,370 Brown-Forman Corp (Class B) 783,304
67,126 Bunge Global S.A. 6,830,742
90,269 Campbell Soup Co 4,126,196
906,771 Coca-Cola Co 56,011,245
220,542 ConAgra Brands, Inc 6,788,283
67,271 Constellation Brands, Inc (Class A) 17,050,508
73,484 (a) Darling International, Inc 3,113,517
86,889 Flowers Foods, Inc 2,167,012
14,305 (a) Freshpet, Inc 1,517,331
263,607 General Mills, Inc 18,573,749
17,401 Hershey Co 3,374,402
134,196 Hormel Foods Corp 4,772,010
30,927 Ingredion, Inc 3,543,925
47,615 J.M. Smucker Co 5,468,583
120,421 Kellogg Co 6,967,559
442,368 Keurig Dr Pepper, Inc 14,907,802
372,723 Kraft Heinz Co 14,390,835
3,010 Lamb Weston Holdings, Inc 250,853
116,599 McCormick & Co, Inc 8,868,520
81,046 Molson Coors Brewing Co (Class B) 4,640,694
631,494 Mondelez International, Inc 45,429,678
197,642 PepsiCo, Inc 34,767,204
717,682 Philip Morris International, Inc 68,136,729
20,521 (a) Pilgrim's Pride Corp 739,166
23,523 (a) Post Holdings, Inc 2,496,966
132 Seaboard Corp 436,935
128,889 Tyson Foods, Inc (Class A) 7,817,118
20,841 WK Kellogg Co 486,429
TOTAL FOOD, BEVERAGE & TOBACCO 395,304,750
HEALTH CARE EQUIPMENT & SERVICES - 6 .4%
750,618 Abbott Laboratories 79,542,989
40,432 (a) Acadia Healthcare Co, Inc 2,989,542
15,987 (a),(b) agilon health, Inc 87,928
13,517 (a) Amedisys, Inc 1,244,240
234,603 Baxter International, Inc 9,470,923
134,485 Becton Dickinson & Co 31,550,181
679,210 (a) Boston Scientific Corp 48,814,823
55,843 Cardinal Health, Inc 5,754,063
247,727 (a) Centene Corp 18,098,935
32,917 (a) Certara, Inc 563,210

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,932 Chemed Corp $ 1,097,376
122,867 Cigna Group 43,868,434
90,152 (a) Cooper Cos, Inc 8,028,937
594,722 CVS Health Corp 40,268,627
97,965 Dentsply Sirona, Inc 2,939,930
29,602 (a) Doximity, Inc 719,033
94,893 Elevance Health, Inc 50,158,542
42,638 Encompass Health Corp 3,555,156
24,845 (a) Enovis Corp 1,372,189
75,857 (a) Envista Holdings Corp 1,492,866
178,851 GE HealthCare Technologies, Inc 13,635,600
38,742 (a) Globus Medical, Inc 1,928,964
73,230 HCA, Inc 22,688,119
60,423 (a) Henry Schein, Inc 4,186,105
107,289 (a) Hologic, Inc 8,129,287
32,107 Humana, Inc 9,699,204
8,735 (a) ICU Medical, Inc 855,331
30,512 (a) Integra LifeSciences Holdings Corp 890,035
39,319 Laboratory Corp of America Holdings 7,917,667
37,707 McKesson Corp 20,256,577
616,878 Medtronic plc 49,498,291
12,391 (a) Molina Healthcare, Inc 4,238,961
56,048 Premier, Inc 1,170,282
66,048 (a) Project Roadrunner Parent, Inc 811,730
51,939 Quest Diagnostics, Inc 7,176,931
23,974 (a) QuidelOrtho Corp 972,146
63,812 (a) Solventum Corp 4,148,418
46,022 STERIS plc 9,414,260
122,202 Stryker Corp 41,120,973
24,078 (a) Tandem Diabetes Care, Inc 883,422
75,421 (a) Teladoc Health, Inc 961,618
21,786 Teleflex, Inc 4,547,827
46,813 (a) Tenet Healthcare Corp 5,256,632
68,628 UnitedHealth Group, Inc 33,195,364
27,300 Universal Health Services, Inc (Class B) 4,652,739
97,424 Zimmer Biomet Holdings, Inc 11,718,159
TOTAL HEALTH CARE EQUIPMENT & SERVICES 621,572,566
HOUSEHOLD & PERSONAL PRODUCTS - 2 .1%
10,818 Church & Dwight Co, Inc 1,167,154
377,730 Colgate-Palmolive Co 34,720,942
173,464 (a) Coty, Inc 1,984,428
73,112 Estee Lauder Cos (Class A) 10,726,262
532,237 Kenvue, Inc 10,016,700
10,212 Kimberly-Clark Corp 1,394,244
56,282 (a) Olaplex Holdings, Inc 78,232
885,773 Procter & Gamble Co 144,558,154
18,990 Reynolds Consumer Products, Inc 543,684
14,151 Spectrum Brands Holdings, Inc 1,158,542
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 206,348,342
INSURANCE - 4 .0%
269,367 Aflac, Inc 22,532,550
121,746 Allstate Corp 20,704,125
33,146 American Financial Group, Inc 4,234,402
325,811 American International Group, Inc 24,536,826
92,024 Aon plc 25,951,688
142,554 (a) Arch Capital Group Ltd 13,334,501
24,516 Assurant, Inc 4,275,590
25,181 Assured Guaranty Ltd 1,931,383
32,811 Axis Capital Holdings Ltd 2,012,299
25,806 (a) Brighthouse Financial, Inc 1,245,140
67,028 Brown & Brown, Inc 5,465,463
187,358 Chubb Ltd 46,584,693

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
71,216 Cincinnati Financial Corp $ 8,238,979
8,689 CNA Financial Corp 381,795
17,187 Everest Re Group Ltd 6,297,489
120,315 Fidelity National Financial, Inc 5,955,593
46,433 First American Financial Corp 2,487,416
93,889 Gallagher (Arthur J.) & Co 22,034,809
40,093 Globe Life, Inc 3,053,884
16,421 Hanover Insurance Group, Inc 2,131,774
137,913 Hartford Financial Services Group, Inc 13,362,391
26,911 Kemper Corp 1,569,180
69,303 Lincoln National Corp 1,889,893
82,190 Loews Corp 6,176,579
6,093 (a) Markel Corp 8,886,031
44,682 Marsh & McLennan Cos, Inc 8,910,931
289,341 Metlife, Inc 20,566,358
119,076 Old Republic International Corp 3,555,609
5,498 Primerica, Inc 1,164,806
110,009 Principal Financial Group 8,706,112
66,679 Progressive Corp 13,885,902
168,421 Prudential Financial, Inc 18,607,152
30,817 Reinsurance Group of America, Inc (Class A) 5,762,471
17,621 RenaissanceRe Holdings Ltd 3,863,404
15,486 RLI Corp 2,188,946
105,803 Travelers Cos, Inc 22,447,164
85,297 Unum Group 4,324,558
92,672 W.R. Berkley Corp 7,132,964
1,130 White Mountains Insurance Group Ltd 2,009,298
41,986 Willis Towers Watson plc 10,544,364
TOTAL INSURANCE 388,944,512
MATERIALS - 4 .8%
102,983 Air Products & Chemicals, Inc 24,339,002
54,336 Albemarle Corp 6,537,164
82,448 Alcoa Corp 2,897,223
667,650 Amcor plc 5,968,791
28,843 Aptargroup, Inc 4,164,352
20,707 Ardagh Metal Packaging S.A. 81,793
23,104 Ashland, Inc 2,202,504
25,109 Avery Dennison Corp 5,455,684
91,513 (a) Axalta Coating Systems Ltd 2,877,169
142,946 Ball Corp 9,944,753
52,470 Berry Global Group, Inc 2,971,901
45,833 Celanese Corp (Series A) 7,040,407
89,301 CF Industries Holdings, Inc 7,052,100
63,990 Chemours Co 1,711,732
231,027 (a) Cleveland-Cliffs, Inc 3,904,356
327,462 Corteva, Inc 17,725,518
49,182 Crown Holdings, Inc 4,036,367
328,420 Dow, Inc 18,687,098
199,656 DuPont de Nemours, Inc 14,475,060
5,384 Eagle Materials, Inc 1,349,823
54,950 Eastman Chemical Co 5,189,478
25,605 Ecolab, Inc 5,790,571
108,012 Element Solutions, Inc 2,498,318
49,281 FMC Corp 2,908,072
657,693 Freeport-McMoRan, Inc (Class B) 32,845,188
717,117 (a),(b) Ginkgo Bioworks Holdings, Inc 639,023
65,525 Graphic Packaging Holding Co 1,693,821
78,504 Huntsman Corp 1,873,105
118,492 International Flavors & Fragrances, Inc 10,030,348
160,608 International Paper Co 5,611,644
203,293 Linde plc 89,644,081
30,347 Louisiana-Pacific Corp 2,221,097

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
120,014 LyondellBasell Industries NV $ 11,997,800
28,630 Martin Marietta Materials, Inc 16,807,814
151,070 Mosaic Co 4,742,087
44,935 (a),(b) MP Materials Corp 718,960
3,003 NewMarket Corp 1,582,341
535,579 Newmont Goldcorp Corp 21,765,931
114,014 Nucor Corp 19,214,779
55,661 Olin Corp 2,909,957
41,014 Packaging Corp of America 7,094,602
81,556 PPG Industries, Inc 10,520,724
26,490 Reliance Steel & Aluminum Co 7,542,233
30,477 Royal Gold, Inc 3,661,202
47,767 RPM International, Inc 5,106,770
27,768 Sealed Air Corp 874,137
18,423 Sherwin-Williams Co 5,519,715
38,314 Silgan Holdings, Inc 1,787,731
45,226 Sonoco Products Co 2,534,917
92,143 SSR Mining, Inc 493,886
70,697 Steel Dynamics, Inc 9,199,094
102,711 United States Steel Corp 3,748,951
47,170 Vulcan Materials Co 12,152,407
14,342 Westlake Chemical Corp 2,113,437
117,808 Westrock Co 5,650,072
TOTAL MATERIALS 462,107,090
MEDIA & ENTERTAINMENT - 2 .7%
87,886 (a) AMC Entertainment Holdings, Inc 257,506
2,263 Cable One, Inc 891,283
1,822,084 Comcast Corp (Class A) 69,439,621
125,616 Electronic Arts, Inc 15,930,621
112,867 Fox Corp (Class A) 3,500,006
62,899 Fox Corp (Class B) 1,803,943
32,638 (a) IAC, Inc 1,552,263
178,786 Interpublic Group of Cos, Inc 5,442,246
42,813 (a) Liberty Broadband Corp 2,129,090
4,845 (a) Liberty Broadband Corp (Class A) 242,880
11,446 (a) Liberty Media Corp-Liberty Formula One (Class A) 712,742
89,964 (a) Liberty Media Corp-Liberty Formula One (Class C) 6,294,781
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 305,169
20,174 (a) Liberty Media Corp-Liberty Live (Class C) 752,894
71,149 (a) Liberty Media Corp-Liberty SiriusXM 1,711,845
36,114 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 868,903
56,258 (a) Live Nation, Inc 5,001,899
8,610 (a) Madison Square Garden Sports Corp 1,600,771
12,546 (a) Match Group, Inc 386,668
74,870 New York Times Co (Class A) 3,221,656
176,497 News Corp (Class A) 4,200,629
56,770 News Corp (Class B) 1,393,136
9,713 Nexstar Media Group, Inc 1,554,663
91,535 Omnicom Group, Inc 8,498,109
5,322 Paramount Global (Class A) 110,112
267,598 Paramount Global (Class B) 3,047,941
50,785 (a) Roku, Inc 2,928,263
305,506 (b) Sirius XM Holdings, Inc 898,188
76,530 (a) Take-Two Interactive Software, Inc 10,929,249
50,439 (a) TripAdvisor, Inc 1,328,059
846,770 Walt Disney Co 94,076,147
1,022,718 (a) Warner Bros Discovery, Inc 7,527,204
65,101 (a) ZoomInfo Technologies, Inc 1,032,502
TOTAL MEDIA & ENTERTAINMENT 259,570,989
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .6%
25,342 Agilent Technologies, Inc 3,472,868
11,450 (a) Alnylam Pharmaceuticals, Inc 1,648,227

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
79,388 Amgen, Inc $ 21,747,549
313,057 (a) Avantor, Inc 7,585,371
66,866 (a) Biogen, Inc 14,364,154
76,572 (a) BioMarin Pharmaceutical, Inc 6,183,955
9,538 (a) Bio-Rad Laboratories, Inc (Class A) 2,572,875
3,833 Bio-Techne Corp 242,284
945,613 Bristol-Myers Squibb Co 41,550,235
25,787 (a) Brooks Automation, Inc 1,352,786
78,914 (a) Catalent, Inc 4,407,347
23,542 (a) Charles River Laboratories International, Inc 5,391,118
304,501 Danaher Corp 75,096,037
227,246 (a) Elanco Animal Health, Inc 2,990,557
54,093 (a) Exact Sciences Corp 3,210,420
36,303 (a) Exelixis, Inc 851,668
41,042 (a) Fortrea Holdings, Inc 1,501,727
576,019 Gilead Sciences, Inc 37,556,439
32,184 (a) ICON plc 9,586,970
51,516 (a) Illumina, Inc 6,339,044
22,798 (a) Incyte Corp 1,186,636
9,564 (a) Ionis Pharmaceuticals, Inc 394,611
6,252 (a) IQVIA Holdings, Inc 1,449,026
13,647 (a) Jazz Pharmaceuticals plc 1,511,405
1,116,368 Johnson & Johnson 161,415,649
19,978 (a) Maravai LifeSciences Holdings, Inc 163,820
959,923 Merck & Co, Inc 124,041,250
154,334 (a) Moderna, Inc 17,024,583
118,461 Organon & Co 2,204,559
57,521 PerkinElmer, Inc 5,894,177
62,527 Perrigo Co plc 2,042,132
2,624,447 Pfizer, Inc 67,238,332
102,442 QIAGEN NV 4,336,370
44,037 (a) Regeneron Pharmaceuticals, Inc 39,221,994
14,368 (a) Repligen Corp 2,359,226
23,076 (a) Roivant Sciences Ltd 251,528
172,178 Royalty Pharma plc 4,769,331
12,671 (a) Sotera Health Co 141,915
68,802 Thermo Fisher Scientific, Inc 39,129,073
20,938 (a) United Therapeutics Corp 4,906,402
9,510 (a) Vertex Pharmaceuticals, Inc 3,735,623
554,959 Viatris, Inc 6,420,876
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 737,490,149
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
140,967 (a) CBRE Group, Inc 12,248,623
15,152 (a) Howard Hughes Holdings, Inc 987,305
21,969 (a) Jones Lang LaSalle, Inc 3,969,798
23,759 (a) Zillow Group, Inc (Class A) 997,878
71,646 (a) Zillow Group, Inc (Class C) 3,049,970
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 21,253,574
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .8%
320,890 (a) Advanced Micro Devices, Inc 50,822,558
229,834 Analog Devices, Inc 46,106,999
59,185 Applied Materials, Inc 11,757,100
25,034 (a) Cirrus Logic, Inc 2,217,261
65,667 Entegris, Inc 8,728,458
49,390 (a) First Solar, Inc 8,707,457
36,350 (a),(b) GLOBALFOUNDRIES, Inc 1,776,788
1,950,638 Intel Corp 59,435,940
3,229 Lam Research Corp 2,888,050
396,757 Marvell Technology, Inc 26,150,254
70,086 Microchip Technology, Inc 6,446,510
505,033 Micron Technology, Inc 57,048,528
30,770 MKS Instruments, Inc 3,661,014

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
200,146 (a) ON Semiconductor Corp $ 14,042,243
45,389 (a) Qorvo, Inc 5,303,251
66,305 QUALCOMM, Inc 10,996,684
73,744 Skyworks Solutions, Inc 7,860,373
11,249 Teradyne, Inc 1,308,484
249,571 Texas Instruments, Inc 44,029,316
11,863 Universal Display Corp 1,874,117
60,102 (a),(b) Wolfspeed, Inc 1,624,557
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 372,785,942
SOFTWARE & SERVICES - 2 .9%
69,285 (a) Akamai Technologies, Inc 6,992,935
53,464 Amdocs Ltd 4,490,441
7,039 (a) Ansys, Inc 2,286,830
69,242 (a) AppLovin Corp 4,886,408
12,733 (a) Aspentech Corp 2,506,746
6,061 Bentley Systems, Inc 318,384
47,585 (a) BILL Holdings, Inc 2,967,401
157,682 (a) CCC Intelligent Solutions Holdings, Inc 1,769,192
63,336 (a) Ceridian HCM Holding, Inc 3,886,930
232,957 Cognizant Technology Solutions Corp (Class A) 15,300,616
27,043 Dolby Laboratories, Inc (Class A) 2,100,159
15,496 (a) Dropbox, Inc 358,887
79,797 (a) DXC Technology Co 1,555,243
215,390 Gen Digital, Inc 4,337,955
25,717 (a) GoDaddy, Inc 3,147,246
37,811 (a) Guidewire Software, Inc 4,174,334
12,678 (a) HashiCorp, Inc 411,528
18,478 (a) Informatica, Inc 572,264
420,268 International Business Machines Corp 69,848,542
106,857 (a) Kyndryl Holdings, Inc 2,100,809
30,830 (a) nCino OpCo, Inc 899,003
60,343 (a) NCR Corp 739,202
85,327 (a) Nutanix, Inc 5,179,349
66,398 (a) Okta, Inc 6,173,686
419,537 Oracle Corp 47,722,334
12,937 (a) Paycor HCM, Inc 224,716
24,263 (a) PTC, Inc 4,305,227
49,069 Roper Industries, Inc 25,096,831
106,926 Salesforce, Inc 28,756,678
96,390 (a) SentinelOne, Inc 2,036,721
65,576 (a) Twilio, Inc 3,926,691
4,701 (a) Tyler Technologies, Inc 2,169,746
37,819 (a) UiPath, Inc 717,426
81,840 (a) Unity Software, Inc 1,986,257
38,987 (a) VeriSign, Inc 6,607,517
119,634 (a) Zoom Video Communications, Inc 7,309,637
TOTAL SOFTWARE & SERVICES 277,863,871
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .3%
134,426 Amphenol Corp (Class A) 16,234,628
24,940 (a) Arrow Electronics, Inc 3,184,090
42,751 Avnet, Inc 2,089,241
3,810 CDW Corp 921,487
66,784 (a) Ciena Corp 3,087,424
1,877,202 Cisco Systems, Inc 88,190,950
80,084 Cognex Corp 3,326,689
60,234 (a) Coherent Corp 3,290,583
352,890 Corning, Inc 11,779,468
21,764 Crane NXT Co 1,323,469
27,403 (a) F5 Networks, Inc 4,529,990
602,158 Hewlett Packard Enterprise Co 10,236,686
319,122 HP, Inc 8,964,137
12,912 (a) IPG Photonics Corp 1,084,350

Large Cap Value Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
21,629 Jabil Inc $ 2,538,379
147,551 Juniper Networks, Inc 5,137,726
60,184 (a) Keysight Technologies, Inc 8,903,621
11,209 Littelfuse, Inc 2,585,244
29,442 (a) Lumentum Holdings, Inc 1,288,382
5,683 Motorola Solutions, Inc 1,927,390
57,510 NetApp, Inc 5,878,097
29,155 (a) Pure Storage, Inc 1,469,412
31,379 TD SYNNEX Corp 3,697,701
21,614 (a) Teledyne Technologies, Inc 8,245,309
114,302 (a) Trimble Inc 6,866,121
1,001 Ubiquiti, Inc 107,688
51,477 (a) Viasat, Inc 818,999
47,724 Vontier Corp 1,939,026
150,493 (a) Western Digital Corp 10,659,419
19,470 (a) Zebra Technologies Corp (Class A) 6,124,483
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 226,430,189
TELECOMMUNICATION SERVICES - 1 .8%
3,307,688 AT&T, Inc 55,866,850
113,547 (a) Frontier Communications Parent, Inc 2,627,478
43,240 (a),(c) GCI Liberty, Inc 432
3,449 Iridium Communications, Inc 106,195
225,420 T-Mobile US, Inc 37,007,201
1,947,247 Verizon Communications, Inc 76,896,784
TOTAL TELECOMMUNICATION SERVICES 172,504,940
TRANSPORTATION - 2 .3%
57,458 (a) Alaska Air Group, Inc 2,471,843
3,876 (a) Amerco, Inc 245,079
175,109 (a) American Airlines Group, Inc 2,365,723
5,792 Avis Budget Group, Inc 552,846
10,983 CH Robinson Worldwide, Inc 779,793
814,475 CSX Corp 27,056,860
282,594 Delta Air Lines, Inc 14,149,482
58,933 Expeditors International Washington, Inc 6,559,832
106,572 FedEx Corp 27,898,418
54,226 (a) GXO Logistics, Inc 2,692,863
74,658 (a) Hertz Global Holdings, Inc 339,694
30,641 JB Hunt Transport Services, Inc 4,981,307
27,308 (a) Kirby Corp 2,980,122
72,379 Knight-Swift Transportation Holdings, Inc 3,346,081
3,151 Landstar System, Inc 549,566
105,487 Norfolk Southern Corp 24,295,766
5,886 Old Dominion Freight Line 1,069,545
20,265 Ryder System, Inc 2,469,290
10,963 (a) Saia, Inc 4,350,447
21,540 Schneider National, Inc 445,447
275,778 Southwest Airlines Co 7,153,681
28,808 U-Haul Holding Co 1,766,507
160,691 Union Pacific Corp 38,109,478
151,580 (a) United Airlines Holdings, Inc 7,800,307
243,143 United Parcel Service, Inc (Class B) 35,858,730
52,841 (a) XPO, Inc 5,678,294
TOTAL TRANSPORTATION 225,967,001
UTILITIES - 4 .9%
120,425 AES Corp 2,155,607
118,056 Alliant Energy Corp 5,879,189
121,391 Ameren Corp 8,967,153
244,350 American Electric Power Co, Inc 21,021,431
90,364 American Water Works Co, Inc 11,053,324
68,140 Atmos Energy Corp 8,033,706
30,989 Avangrid, Inc 1,132,028

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
61,700 Brookfield Renewable Corp $ 1,433,908
292,399 Centerpoint Energy, Inc 8,520,507
14,977 Clearway Energy, Inc (Class A) 325,151
35,390 Clearway Energy, Inc (Class C) 827,418
134,739 CMS Energy Corp 8,166,531
162,007 Consolidated Edison, Inc 15,293,461
147,780 Constellation Energy Corp 27,478,213
388,076 Dominion Energy, Inc 19,784,114
95,514 DTE Energy Co 10,537,104
357,858 Duke Energy Corp 35,163,127
175,314 Edison International 12,457,813
99,050 Entergy Corp 10,565,664
116,150 Essential Utilities, Inc 4,248,767
103,126 Evergy, Inc 5,408,959
161,678 Eversource Energy 9,800,920
461,392 Exelon Corp 17,339,111
247,525 FirstEnergy Corp 9,490,109
47,632 Hawaiian Electric Industries, Inc 469,175
22,733 Idacorp, Inc 2,154,634
41,092 National Fuel Gas Co 2,181,985
949,030 NextEra Energy, Inc 63,556,539
194,986 NiSource, Inc 5,432,310
100,076 NRG Energy, Inc 7,272,523
91,887 OGE Energy Corp 3,183,885
945,539 PG&E Corp 16,178,172
52,425 Pinnacle West Capital Corp 3,861,101
345,693 PPL Corp 9,492,730
230,747 Public Service Enterprise Group, Inc 15,940,003
292,379 Sempra Energy 20,943,108
505,912 Southern Co 37,184,532
96,800 UGI Corp 2,474,208
116,246 Vistra Corp 8,816,097
146,324 WEC Energy Group, Inc 12,092,215
255,703 Xcel Energy, Inc 13,738,922
TOTAL UTILITIES 480,055,454
TOTAL COMMON STOCKS 9,710,738,507
(Cost $6,866,820,086)
TOTAL LONG-TERM INVESTMENTS 9,710,738,507
(Cost $6,866,820,086)
RATE
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
18,606,299 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430% (e) 18,606,299
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 18,606,299
(Cost $18,606,299)
TOTAL INVESTMENTS - 100.1% 9,729,344,806
(Cost $6,885,426,385)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (10,963,182)
NET ASSETS - 100.0% $ 9,718,381,624
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,414,153.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

S&P 500 Index Fund April 30, 2024
Portfolios of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .5%
59,088 (a) Aptiv plc $ 4,195,248
51,799 BorgWarner, Inc 1,697,453
875,106 Ford Motor Co 10,632,538
254,369 General Motors Co 11,327,052
609,990 (a) Tesla, Inc 111,798,967
TOTAL AUTOMOBILES & COMPONENTS 139,651,258
BANKS - 3 .4%
1,517,108 Bank of America Corp 56,148,167
421,736 Citigroup, Inc 25,865,069
102,731 Citizens Financial Group, Inc 3,504,154
27,800 Comerica, Inc 1,394,726
153,006 Fifth Third Bancorp 5,578,599
309,423 Huntington Bancshares, Inc 4,167,928
637,805 JPMorgan Chase & Co 122,292,731
213,449 Keycorp 3,092,876
36,646 M&T Bank Corp 5,291,316
87,557 PNC Financial Services Group, Inc 13,418,986
198,854 Regions Financial Corp 3,831,916
293,505 Truist Financial Corp 11,021,113
344,667 US Bancorp 14,003,820
796,312 Wells Fargo & Co 47,237,228
TOTAL BANKS 316,848,629
CAPITAL GOODS - 5 .8%
121,658 3M Co 11,741,214
24,914 A.O. Smith Corp 2,063,876
17,465 Allegion plc 2,123,045
50,728 Ametek, Inc 8,860,152
14,783 (a) Axon Enterprise, Inc 4,636,836
124,927 (a) Boeing Co 20,967,748
27,205 (a) Builders FirstSource, Inc 4,973,618
184,111 Carrier Global Corp 11,320,985
112,742 Caterpillar, Inc 37,720,091
31,214 Cummins, Inc 8,817,643
57,712 Deere & Co 22,589,054
30,438 Dover Corp 5,457,533
88,433 Eaton Corp plc 28,144,687
124,845 Emerson Electric Co 13,455,794
124,132 Fastenal Co 8,433,528
79,580 Fortive Corp 5,989,987
60,228 (a) GE Vernova, Inc 9,257,646
13,670 (a) Generac Holdings, Inc 1,858,573
49,941 General Dynamics Corp 14,337,562
240,913 General Electric Co 38,984,542
146,240 Honeywell International, Inc 28,184,835
84,551 Howmet Aerospace, Inc 5,643,779
11,885 Hubbell, Inc 4,403,630
9,069 Huntington Ingalls Industries, Inc 2,511,478
17,146 IDEX Corp 3,780,007
60,600 Illinois Tool Works, Inc 14,793,066
90,129 Ingersoll Rand, Inc 8,410,838
150,771 Johnson Controls International plc 9,810,669
42,526 L3Harris Technologies, Inc 9,102,690
47,893 Lockheed Martin Corp 22,266,892
50,006 Masco Corp 3,422,911
11,898 Nordson Corp 3,071,945
31,399 Northrop Grumman Corp 15,229,457

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
91,987 Otis Worldwide Corp $ 8,389,214
115,979 PACCAR, Inc 12,306,532
27,954 Parker-Hannifin Corp 15,232,414
38,114 Pentair plc 3,014,436
32,580 Quanta Services, Inc 8,423,885
25,620 Rockwell Automation, Inc 6,941,995
293,053 RTX Corp 29,750,741
11,731 Snap-On, Inc 3,143,439
33,121 Stanley Black & Decker, Inc 3,027,259
43,489 Textron, Inc 3,678,735
49,979 Trane Technologies plc 15,860,336
12,246 TransDigm Group, Inc 15,283,375
15,122 United Rentals, Inc 10,101,345
9,948 W.W. Grainger, Inc 9,165,590
38,627 Westinghouse Air Brake Technologies Corp 6,222,037
53,036 Xylem, Inc 6,931,805
TOTAL CAPITAL GOODS 549,839,449
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
90,439 Automatic Data Processing, Inc 21,876,290
25,418 Broadridge Financial Solutions, Inc 4,916,095
19,372 Cintas Corp 12,753,362
193,118 (a) Copart, Inc 10,488,239
89,164 (a) CoStar Group, Inc 8,161,181
26,695 Equifax, Inc 5,877,972
28,711 Jacobs Solutions, Inc 4,120,890
30,819 Leidos Holdings, Inc 4,321,440
69,997 Paychex, Inc 8,316,344
11,107 Paycom Software, Inc 2,087,894
44,895 Republic Services, Inc 8,606,371
22,578 Robert Half International, Inc 1,561,043
62,217 Rollins, Inc 2,772,390
48,875 Veralto Corp 4,578,610
31,926 Verisk Analytics, Inc 6,958,591
81,016 Waste Management, Inc 16,852,948
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 124,249,660
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .9%
2,017,723 (a) Amazon.com, Inc 353,101,525
3,896 (a) Autozone, Inc 11,518,134
48,105 Bath & Body Works, Inc 2,184,929
43,444 Best Buy Co, Inc 3,199,216
36,270 (a) Carmax, Inc 2,465,272
117,040 eBay, Inc 6,032,242
26,973 (a) Etsy, Inc 1,852,236
30,791 Genuine Parts Co 4,840,653
220,689 Home Depot, Inc 73,758,678
57,527 LKQ Corp 2,481,139
127,303 Lowe's Cos, Inc 29,023,811
13,004 (a) O'Reilly Automotive, Inc 13,176,433
8,403 Pool Corp 3,046,340
75,177 Ross Stores, Inc 9,739,180
252,628 TJX Cos, Inc 23,769,769
24,060 Tractor Supply Co 6,570,305
10,935 (a) Ulta Beauty, Inc 4,426,925
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 551,186,787
CONSUMER DURABLES & APPAREL - 0 .8%
5,562 (a) Deckers Outdoor Corp 4,552,330
66,038 DR Horton, Inc 9,409,755
32,790 (a) Garmin Ltd 4,737,171
29,707 Hasbro, Inc 1,821,039
56,324 Lennar Corp (Class A) 8,539,845
25,623 (a) Lululemon Athletica, Inc 9,239,654

S&P 500 Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
10,889 (a) Mohawk Industries, Inc $ 1,255,720
270,085 Nike, Inc (Class B) 24,918,042
679 (a) NVR, Inc 5,050,979
49,512 Pulte Homes, Inc 5,516,627
8,795 Ralph Lauren Corp 1,439,214
51,312 Tapestry, Inc 2,048,375
TOTAL CONSUMER DURABLES & APPAREL 78,528,751
CONSUMER SERVICES - 2 .1%
94,539 (a) Airbnb, Inc 14,991,049
7,696 Booking Holdings, Inc 26,566,823
46,216 (a) Caesars Entertainment, Inc 1,655,457
216,844 (a) Carnival Corp 3,213,628
6,067 (a) Chipotle Mexican Grill, Inc (Class A) 19,169,293
26,368 Darden Restaurants, Inc 4,045,115
7,380 Domino's Pizza, Inc 3,906,013
29,423 (a) Expedia Group, Inc 3,961,218
56,618 Hilton Worldwide Holdings, Inc 11,169,599
81,806 Las Vegas Sands Corp 3,628,914
55,400 Marriott International, Inc (Class A) 13,081,602
160,258 McDonald's Corp 43,756,844
60,074 (a) MGM Resorts International 2,369,319
94,992 (a) Norwegian Cruise Line Holdings Ltd 1,797,249
52,362 (a) Royal Caribbean Cruises Ltd 7,311,306
251,003 Starbucks Corp 22,211,255
19,644 Wynn Resorts Ltd 1,800,373
60,622 Yum! Brands, Inc 8,562,858
TOTAL CONSUMER SERVICES 193,197,915
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
97,737 Costco Wholesale Corp 70,654,077
47,277 Dollar General Corp 6,580,486
47,073 (a) Dollar Tree, Inc 5,566,382
146,972 Kroger Co 8,139,310
112,534 Sysco Corp 8,363,527
102,491 Target Corp 16,499,001
150,031 Walgreens Boots Alliance, Inc 2,660,050
944,118 Walmart, Inc 56,033,403
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 174,496,236
ENERGY - 4 .1%
79,754 APA Corp 2,507,466
224,463 Baker Hughes Co 7,321,983
168,148 Cabot Oil & Gas Corp 4,600,529
383,486 Chevron Corp 61,844,787
259,904 ConocoPhillips 32,649,141
139,059 Devon Energy Corp 7,117,040
39,520 Diamondback Energy, Inc 7,948,658
128,211 EOG Resources, Inc 16,940,519
82,413 EQT Corp 3,303,937
877,255 Exxon Mobil Corp 103,752,949
191,869 Halliburton Co 7,189,331
61,354 Hess Corp 9,662,641
420,254 Kinder Morgan, Inc 7,682,243
131,312 Marathon Oil Corp 3,525,727
81,363 Marathon Petroleum Corp 14,785,284
147,059 Occidental Petroleum Corp 9,726,482
129,080 ONEOK, Inc 10,212,810
95,574 Phillips 66 13,687,153
51,887 Pioneer Natural Resources Co 13,974,207
311,261 Schlumberger Ltd 14,778,672
50,130 Targa Resources Corp 5,717,828
75,232 Valero Energy Corp 12,027,340

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
270,622 Williams Cos, Inc $ 10,381,060
TOTAL ENERGY 381,337,787
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .0%
35,211 Alexandria Real Estate Equities, Inc 4,079,899
103,324 American Tower Corp 17,726,266
31,293 AvalonBay Communities, Inc 5,932,214
34,344 Boston Properties, Inc 2,125,550
24,190 Camden Property Trust 2,411,259
96,617 Crown Castle, Inc 9,060,742
66,494 Digital Realty Trust, Inc 9,228,037
20,612 Equinix, Inc 14,657,399
74,179 Equity Residential 4,777,128
14,754 Essex Property Trust, Inc 3,633,173
46,940 Extra Space Storage, Inc 6,303,103
16,879 Federal Realty Investment Trust 1,758,285
156,155 Healthpeak Properties, Inc 2,906,045
163,337 Host Hotels & Resorts Inc 3,082,169
128,031 Invitation Homes, Inc 4,378,660
62,705 Iron Mountain, Inc 4,860,892
141,829 Kimco Realty Corp 2,642,274
25,462 Mid-America Apartment Communities, Inc 3,310,060
204,116 (b) Prologis, Inc 20,830,038
34,896 Public Storage, Inc 9,053,767
183,464 Realty Income Corp 9,822,663
36,965 Regency Centers Corp 2,189,067
24,101 SBA Communications Corp 4,485,678
71,080 Simon Property Group, Inc 9,988,872
72,506 UDR, Inc 2,761,029
87,565 Ventas, Inc 3,877,378
219,506 VICI Properties, Inc 6,266,896
122,696 Welltower, Inc 11,690,475
157,260 Weyerhaeuser Co 4,744,534
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 188,583,552
FINANCIAL SERVICES - 7 .5%
127,165 American Express Co 29,760,425
22,516 Ameriprise Financial, Inc 9,271,864
171,884 Bank of New York Mellon Corp 9,709,727
401,673 (a) Berkshire Hathaway, Inc 159,355,729
30,777 BlackRock, Inc 23,225,555
157,365 Blackstone, Inc 18,350,333
85,394 Capital One Financial Corp 12,248,061
22,860 Cboe Global Markets, Inc 4,141,089
329,105 Charles Schwab Corp 24,337,315
78,340 CME Group, Inc 16,423,198
15,947 (a) Corpay, Inc 4,818,227
54,373 Discover Financial Services 6,890,690
8,634 Factset Research Systems, Inc 3,599,428
130,383 Fidelity National Information Services, Inc 8,855,613
132,534 (a) Fiserv, Inc 20,233,966
64,273 Franklin Resources, Inc 1,467,995
57,098 Global Payments, Inc 7,009,922
71,985 Goldman Sachs Group, Inc 30,716,719
124,230 Intercontinental Exchange, Inc 15,995,855
106,739 Invesco Ltd 1,512,492
15,929 Jack Henry & Associates, Inc 2,591,489
8,144 MarketAxess Holdings, Inc 1,629,533
182,699 Mastercard, Inc (Class A) 82,433,789
34,386 Moody's Corp 12,734,167
279,197 Morgan Stanley 25,362,256
17,647 MSCI, Inc (Class A) 8,219,796
83,911 Nasdaq Stock Market, Inc 5,022,073
43,685 Northern Trust Corp 3,599,207

S&P 500 Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
237,408 (a) PayPal Holdings, Inc $ 16,124,751
40,771 Raymond James Financial, Inc 4,974,062
71,237 S&P Global, Inc 29,622,482
66,660 State Street Corp 4,832,183
92,701 Synchrony Financial 4,076,990
50,394 T Rowe Price Group, Inc 5,521,671
349,748 Visa, Inc (Class A) 93,945,810
TOTAL FINANCIAL SERVICES 708,614,462
FOOD, BEVERAGE & TOBACCO - 2 .8%
390,504 Altria Group, Inc 17,107,980
120,071 Archer-Daniels-Midland Co 7,043,365
39,727 Brown-Forman Corp (Class B) 1,900,937
31,481 Bunge Global S.A. 3,203,507
39,681 Campbell Soup Co 1,813,819
856,618 Coca-Cola Co 52,913,294
99,851 ConAgra Brands, Inc 3,073,414
35,386 Constellation Brands, Inc (Class A) 8,968,936
128,311 General Mills, Inc 9,040,793
33,037 Hershey Co 6,406,535
62,770 Hormel Foods Corp 2,232,101
22,186 J.M. Smucker Co 2,548,062
57,722 Kellogg Co 3,339,795
223,369 Keurig Dr Pepper, Inc 7,527,535
177,599 Kraft Heinz Co 6,857,097
32,426 Lamb Weston Holdings, Inc 2,702,383
55,713 McCormick & Co, Inc 4,237,531
42,674 Molson Coors Brewing Co (Class B) 2,443,513
301,750 Mondelez International, Inc 21,707,895
164,789 (a) Monster Beverage Corp 8,807,972
305,142 PepsiCo, Inc 53,677,529
341,593 Philip Morris International, Inc 32,430,839
62,765 Tyson Foods, Inc (Class A) 3,806,697
TOTAL FOOD, BEVERAGE & TOBACCO 263,791,529
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
383,406 Abbott Laboratories 40,629,534
15,487 (a) Align Technology, Inc 4,373,219
35,353 AmerisourceBergen Corp 8,451,135
114,353 Baxter International, Inc 4,616,431
63,141 Becton Dickinson & Co 14,812,879
319,005 (a) Boston Scientific Corp 22,926,889
54,449 Cardinal Health, Inc 5,610,425
114,724 (a) Centene Corp 8,381,736
65,172 Cigna Group 23,269,011
42,448 (a) Cooper Cos, Inc 3,780,419
278,245 CVS Health Corp 18,839,969
11,100 (a) DaVita, Inc 1,543,011
84,088 (a) DexCom, Inc 10,711,970
135,072 (a) Edwards Lifesciences Corp 11,436,546
52,121 Elevance Health, Inc 27,550,118
89,408 GE HealthCare Technologies, Inc 6,816,466
44,572 HCA, Inc 13,809,297
30,612 (a) Henry Schein, Inc 2,120,799
56,207 (a) Hologic, Inc 4,258,804
27,341 Humana, Inc 8,259,443
18,549 (a) IDEXX Laboratories, Inc 9,140,205
15,427 (a) Insulet Corp 2,652,518
77,378 (a) Intuitive Surgical, Inc 28,677,834
18,367 Laboratory Corp of America Holdings 3,698,563
29,369 McKesson Corp 15,777,321
294,958 Medtronic plc 23,667,430
12,513 (a) Molina Healthcare, Inc 4,280,697
24,563 Quest Diagnostics, Inc 3,394,115

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
33,104 Resmed, Inc $ 7,083,925
30,414 (a) Solventum Corp 1,977,214
21,734 STERIS plc 4,445,907
74,684 Stryker Corp 25,131,166
10,927 Teleflex, Inc 2,281,011
203,982 UnitedHealth Group, Inc 98,666,093
14,306 Universal Health Services, Inc (Class B) 2,438,172
45,221 Zimmer Biomet Holdings, Inc 5,439,182
TOTAL HEALTH CARE EQUIPMENT & SERVICES 480,949,454
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
54,380 Church & Dwight Co, Inc 5,867,058
27,624 Clorox Co 4,084,761
182,414 Colgate-Palmolive Co 16,767,495
50,581 Estee Lauder Cos (Class A) 7,420,738
383,094 Kenvue, Inc 7,209,829
72,985 Kimberly-Clark Corp 9,964,642
520,589 Procter & Gamble Co 84,960,125
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 136,274,648
INSURANCE - 2 .1%
119,550 Aflac, Inc 10,000,357
58,429 Allstate Corp 9,936,436
152,635 American International Group, Inc 11,494,942
43,872 Aon plc 12,372,343
83,043 (a) Arch Capital Group Ltd 7,767,842
12,019 Assurant, Inc 2,096,114
51,220 Brown & Brown, Inc 4,176,479
90,736 Chubb Ltd 22,560,599
35,539 Cincinnati Financial Corp 4,111,507
9,817 Everest Re Group Ltd 3,597,047
47,673 Gallagher (Arthur J.) & Co 11,188,376
17,385 Globe Life, Inc 1,324,215
62,930 Hartford Financial Services Group, Inc 6,097,288
39,570 Loews Corp 2,973,685
109,880 Marsh & McLennan Cos, Inc 21,913,368
140,382 Metlife, Inc 9,978,353
47,299 Principal Financial Group 3,743,243
128,563 Progressive Corp 26,773,245
80,032 Prudential Financial, Inc 8,841,935
49,817 Travelers Cos, Inc 10,569,175
43,217 W.R. Berkley Corp 3,326,412
23,406 Willis Towers Watson plc 5,878,183
TOTAL INSURANCE 200,721,144
MATERIALS - 2 .3%
49,274 Air Products & Chemicals, Inc 11,645,417
25,602 Albemarle Corp 3,080,177
307,249 Amcor plc 2,746,806
17,000 Avery Dennison Corp 3,693,760
69,913 Ball Corp 4,863,847
21,646 Celanese Corp (Series A) 3,325,042
40,354 CF Industries Holdings, Inc 3,186,755
155,324 Corteva, Inc 8,407,688
156,733 Dow, Inc 8,918,108
95,044 DuPont de Nemours, Inc 6,890,690
25,889 Eastman Chemical Co 2,444,957
54,973 Ecolab, Inc 12,432,144
27,497 FMC Corp 1,622,598
319,792 Freeport-McMoRan, Inc (Class B) 15,970,413
56,913 International Flavors & Fragrances, Inc 4,817,686
76,720 International Paper Co 2,680,597
107,071 Linde plc 47,214,028
56,266 LyondellBasell Industries NV 5,624,912

S&P 500 Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
13,522 Martin Marietta Materials, Inc $ 7,938,361
69,801 Mosaic Co 2,191,053
255,382 Newmont Goldcorp Corp 10,378,725
53,744 Nucor Corp 9,057,476
19,186 Packaging Corp of America 3,318,794
52,921 PPG Industries, Inc 6,826,809
52,460 Sherwin-Williams Co 15,717,541
33,420 Steel Dynamics, Inc 4,348,610
30,098 Vulcan Materials Co 7,754,148
61,644 Westrock Co 2,956,446
TOTAL MATERIALS 220,053,588
MEDIA & ENTERTAINMENT - 8 .2%
1,089,785 (a) Alphabet, Inc 179,422,202
1,301,270 (a) Alphabet, Inc (Class A) 211,820,731
22,317 (a) Charter Communications, Inc 5,711,813
876,511 Comcast Corp (Class A) 33,403,834
52,522 Electronic Arts, Inc 6,660,840
62,265 Fox Corp (Class A) 1,930,838
31,481 Fox Corp (Class B) 902,875
81,564 Interpublic Group of Cos, Inc 2,482,808
31,405 (a) Live Nation, Inc 2,792,219
59,840 (a) Match Group, Inc 1,844,269
485,856 Meta Platforms, Inc 209,000,675
95,612 (a) NetFlix, Inc 52,647,792
77,943 News Corp (Class A) 1,855,043
23,838 News Corp (Class B) 584,985
43,533 Omnicom Group, Inc 4,041,604
111,755 Paramount Global (Class B) 1,272,888
34,816 (a) Take-Two Interactive Software, Inc 4,972,073
405,421 Walt Disney Co 45,042,273
486,295 (a) Warner Bros Discovery, Inc 3,579,131
TOTAL MEDIA & ENTERTAINMENT 769,968,893
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .1%
388,795 AbbVie, Inc 63,233,619
64,545 Agilent Technologies, Inc 8,845,247
118,028 Amgen, Inc 32,332,590
31,860 (a) Biogen, Inc 6,844,165
4,633 (a) Bio-Rad Laboratories, Inc (Class A) 1,249,752
34,200 Bio-Techne Corp 2,161,782
448,833 Bristol-Myers Squibb Co 19,721,722
39,202 (a) Catalent, Inc 2,189,432
11,012 (a) Charles River Laboratories International, Inc 2,521,748
145,329 Danaher Corp 35,841,038
176,028 Eli Lilly & Co 137,495,471
276,289 Gilead Sciences, Inc 18,014,043
35,275 (a) Illumina, Inc 4,340,589
39,135 (a) Incyte Corp 2,036,977
40,466 (a) IQVIA Holdings, Inc 9,378,805
530,857 Johnson & Johnson 76,756,614
559,618 Merck & Co, Inc 72,313,838
4,929 (a) Mettler-Toledo International, Inc 6,061,191
74,537 (a) Moderna, Inc 8,222,176
26,424 PerkinElmer, Inc 2,707,667
1,245,252 Pfizer, Inc 31,903,356
23,517 (a) Regeneron Pharmaceuticals, Inc 20,945,651
85,200 Thermo Fisher Scientific, Inc 48,454,944
57,041 (a) Vertex Pharmaceuticals, Inc 22,406,275
239,734 Viatris, Inc 2,773,722
12,962 (a) Waters Corp 4,005,777
16,031 West Pharmaceutical Services, Inc 5,730,762

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
101,758 Zoetis, Inc $ 16,203,944
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 664,692,897
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
67,224 (a) CBRE Group, Inc 5,841,093
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,841,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .1%
357,179 (a) Advanced Micro Devices, Inc 56,570,010
109,321 Analog Devices, Inc 21,930,886
185,490 Applied Materials, Inc 36,847,588
96,965 Broadcom, Inc 126,080,681
30,249 (a) Enphase Energy, Inc 3,289,881
23,495 (a) First Solar, Inc 4,142,168
932,472 Intel Corp 28,412,422
29,707 KLA Corp 20,476,738
29,063 Lam Research Corp 25,994,238
119,709 Microchip Technology, Inc 11,010,834
242,728 Micron Technology, Inc 27,418,555
10,114 Monolithic Power Systems, Inc 6,769,604
545,496 Nvidia Corp 471,319,454
57,849 NXP Semiconductors NV 14,820,335
94,815 (a) ON Semiconductor Corp 6,652,220
21,692 (a) Qorvo, Inc 2,534,493
245,947 QUALCOMM, Inc 40,790,310
35,393 Skyworks Solutions, Inc 3,772,540
35,237 Teradyne, Inc 4,098,768
200,307 Texas Instruments, Inc 35,338,161
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 948,269,886
SOFTWARE & SERVICES - 11 .3%
138,503 Accenture plc 41,676,938
99,959 (a) Adobe, Inc 46,264,024
33,190 (a) Akamai Technologies, Inc 3,349,867
19,496 (a) Ansys, Inc 6,333,860
47,070 (a) Autodesk, Inc 10,018,849
59,983 (a) Cadence Design Systems, Inc 16,533,114
35,007 (a) Ceridian HCM Holding, Inc 2,148,380
111,089 Cognizant Technology Solutions Corp (Class A) 7,296,326
12,561 (a) EPAM Systems, Inc 2,955,101
5,411 (a) Fair Isaac Corp 6,132,449
137,049 (a) Fortinet, Inc 8,658,756
17,019 (a) Gartner, Inc 7,021,869
124,511 Gen Digital, Inc 2,507,652
201,936 International Business Machines Corp 33,561,763
61,600 Intuit, Inc 38,538,192
1,640,656 Microsoft Corp 638,756,600
350,558 Oracle Corp 39,875,973
68,558 (a) Palo Alto Networks, Inc 19,942,837
26,403 (a) PTC, Inc 4,684,948
23,281 Roper Industries, Inc 11,907,300
214,834 Salesforce, Inc 57,777,456
44,979 (a) ServiceNow, Inc 31,185,290
33,465 (a) Synopsys, Inc 17,756,194
9,415 (a) Tyler Technologies, Inc 4,345,493
20,903 (a) VeriSign, Inc 3,542,640
TOTAL SOFTWARE & SERVICES 1,062,771,871
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .6%
132,728 Amphenol Corp (Class A) 16,029,560
3,205,899 Apple, Inc 546,060,777
55,785 (a) Arista Networks, Inc 14,312,199
28,932 CDW Corp 6,997,493
893,191 Cisco Systems, Inc 41,962,113
170,689 Corning, Inc 5,697,599

S&P 500 Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
13,861 (a) F5 Networks, Inc $ 2,291,362
285,877 Hewlett Packard Enterprise Co 4,859,909
195,411 HP, Inc 5,489,095
28,232 Jabil Inc 3,313,307
67,379 Juniper Networks, Inc 2,346,137
38,900 (a) Keysight Technologies, Inc 5,754,866
36,784 Motorola Solutions, Inc 12,475,294
45,795 NetApp, Inc 4,680,707
40,859 Seagate Technology Holdings plc 3,510,197
10,717 (a) Super Micro Computer, Inc 9,203,760
69,728 TE Connectivity Ltd 9,865,117
10,387 (a) Teledyne Technologies, Inc 3,962,433
52,555 (a) Trimble Inc 3,156,979
67,702 (a) Western Digital Corp 4,795,333
11,623 (a) Zebra Technologies Corp (Class A) 3,656,131
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 710,420,368
TELECOMMUNICATION SERVICES - 0 .9%
1,575,557 AT&T, Inc 26,611,158
112,408 T-Mobile US, Inc 18,454,021
932,010 Verizon Communications, Inc 36,805,075
TOTAL TELECOMMUNICATION SERVICES 81,870,254
TRANSPORTATION - 1 .7%
140,758 (a) American Airlines Group, Inc 1,901,641
26,916 CH Robinson Worldwide, Inc 1,911,036
432,436 CSX Corp 14,365,524
139,199 Delta Air Lines, Inc 6,969,694
32,293 Expeditors International Washington, Inc 3,594,534
50,856 FedEx Corp 13,313,084
18,146 JB Hunt Transport Services, Inc 2,949,995
50,745 Norfolk Southern Corp 11,687,588
40,208 Old Dominion Freight Line 7,306,196
131,493 Southwest Airlines Co 3,410,928
454,025 (a) Uber Technologies, Inc 30,088,237
134,073 Union Pacific Corp 31,796,753
69,812 (a) United Airlines Holdings, Inc 3,592,525
159,167 United Parcel Service, Inc (Class B) 23,473,949
TOTAL TRANSPORTATION 156,361,684
UTILITIES - 2 .3%
154,880 AES Corp 2,772,352
58,186 Alliant Energy Corp 2,897,663
57,798 Ameren Corp 4,269,538
112,303 American Electric Power Co, Inc 9,661,427
44,076 American Water Works Co, Inc 5,391,376
31,813 Atmos Energy Corp 3,750,753
142,910 Centerpoint Energy, Inc 4,164,397
66,074 CMS Energy Corp 4,004,745
77,272 Consolidated Edison, Inc 7,294,477
71,306 Constellation Energy Corp 13,258,638
184,031 Dominion Energy, Inc 9,381,900
45,359 DTE Energy Co 5,004,005
172,328 Duke Energy Corp 16,932,949
81,726 Edison International 5,807,450
49,122 Entergy Corp 5,239,844
53,163 Evergy, Inc 2,788,399
76,774 Eversource Energy 4,654,040
215,497 Exelon Corp 8,098,377
114,159 FirstEnergy Corp 4,376,856
452,743 NextEra Energy, Inc 30,320,199
89,204 NiSource, Inc 2,485,223
49,798 NRG Energy, Inc 3,618,821
464,560 PG&E Corp 7,948,622

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
22,225 Pinnacle West Capital Corp $ 1,636,871
164,693 PPL Corp 4,522,470
110,769 Public Service Enterprise Group, Inc 7,651,923
137,456 Sempra Energy 9,845,973
239,217 Southern Co 17,582,450
68,760 WEC Energy Group, Inc 5,682,326
119,678 Xcel Energy, Inc 6,430,299
TOTAL UTILITIES 217,474,363
TOTAL COMMON STOCKS 9,325,996,158
(Cost $3,688,918,687)
TOTAL LONG-TERM INVESTMENTS 9,325,996,158
(Cost $3,688,918,687)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .1%
$ 5,205,000 (c) Fixed Income Clearing Corporation 5 .310% 05/01/24 5,205,000
TOTAL REPURCHASE AGREEMENT 5,205,000
TREASURY DEBT - 0 .4%
8,305,000 United States Treasury Bill 0 .000 05/09/24 8,295,253
10,000,000 United States Treasury Bill 0 .000 05/30/24 9,957,507
10,000,000 United States Treasury Bill 0 .000 06/11/24 9,940,037
10,000,000 United States Treasury Bill 0 .000 08/13/24 9,848,333
TOTAL TREASURY DEBT 38,041,130
TOTAL SHORT-TERM INVESTMENTS 43,246,130
(Cost $43,246,681)
TOTAL INVESTMENTS - 99.8% 9,369,242,288
(Cost $3,732,165,368)
OTHER ASSETS & LIABILITIES, NET - 0.2% 17,943,105
NET ASSETS - 100.0% $ 9,387,185,393
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $5,205,768 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 12/31/30, valued at $5,309,102.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 220 06/21/24  $ 57,015,062 $ 55,737,000 $ (1,278,062)

Small Cap Blend Index Fund April 30, 2024
Portfolios of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1 .4%
119,382 (a) Adient plc $ 3,565,940
152,153 (a) American Axle & Manufacturing Holdings, Inc 1,116,803
110,844 (a) Atmus Filtration Technologies, Inc 3,357,465
22,990 (a) Cooper-Standard Holdings, Inc 354,736
170,026 Dana Inc 2,113,423
34,754 (a) Dorman Products, Inc 3,039,237
55,379 (a) Fox Factory Holding Corp 2,155,351
42,574 (a) Gentherm, Inc 2,152,967
363,139 (a) Goodyear Tire & Rubber Co 4,343,142
71,316 (a),(b) Holley, Inc 286,690
32,755 LCI Industries 3,405,865
21,628 (a) Livewire Group, Inc 144,691
369,808 (a),(b) Luminar Technologies, Inc 543,618
67,176 (a) Modine Manufacturing Co 6,222,513
27,797 Patrick Industries, Inc 2,904,509
211,191 (a),(b) Solid Power, Inc 356,913
27,701 Standard Motor Products, Inc 889,202
35,980 (a) Stoneridge, Inc 538,980
36,527 (a) Visteon Corp 4,040,982
36,343 Winnebago Industries, Inc 2,238,002
230,006 (a),(b) Workhorse Group, Inc 34,777
28,778 (a) XPEL, Inc 1,512,284
TOTAL AUTOMOBILES & COMPONENTS 45,318,090
BANKS - 8 .4%
20,612 1st Source Corp 1,022,355
11,792 (b) ACNB Corp 383,712
24,152 Amalgamated Financial Corp 592,690
35,315 Amerant Bancorp, Inc 764,923
86,445 Ameris Bancorp 4,104,409
10,397 Ames National Corp 200,142
20,287 Arrow Financial Corp 451,791
196,755 Associated Banc-Corp 4,145,628
117,673 Atlantic Union Bankshares Corp 3,738,471
71,498 (a) Axos Financial, Inc 3,618,514
179,226 Banc of California, Inc 2,453,604
28,717 Bancfirst Corp 2,560,695
67,954 (a) Bancorp, Inc 2,034,543
12,630 (b) Bank First Corp 974,910
51,660 Bank of Hawaii Corp 2,928,605
21,702 Bank of Marin Bancorp 311,641
62,887 Bank of NT Butterfield & Son Ltd 2,138,158
4,212 Bank7 Corp 114,988
100,577 BankUnited, Inc 2,688,423
3,916 Bankwell Financial Group, Inc 89,794
44,237 Banner Corp 1,930,060
20,159 Bar Harbor Bankshares 505,588
12,869 BayCom Corp 254,549
17,299 BCB Bancorp, Inc 162,957
58,022 Berkshire Hills Bancorp, Inc 1,237,029
31,713 (a) Blue Foundry Bancorp 270,829
22,285 (b) Blue Ridge Bankshares, Inc 55,712
28,761 (a) Bridgewater Bancshares, Inc 312,920
110,427 Brookline Bancorp, Inc 916,544
8,624 (b) Burke & Herbert Financial Services Corp 451,725
32,439 Business First Bancshares, Inc 654,943
28,027 Byline Bancorp, Inc 607,345
4,213 C&F Financial Corp 165,023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
237,914 Cadence Bank $ 6,583,080
10,358 Cambridge Bancorp 635,670
19,391 Camden National Corp 605,387
12,139 Capital Bancorp, Inc 235,497
18,901 Capital City Bank Group, Inc 501,255
161,890 Capitol Federal Financial, Inc 772,215
33,893 (a),(b) Carter Bankshares, Inc 412,478
90,731 Cathay General Bancorp 3,124,776
36,449 Central Pacific Financial Corp 726,793
4,222 Chemung Financial Corp 178,021
8,887 ChoiceOne Financial Services, Inc 220,931
19,873 Citizens & Northern Corp 338,835
5,818 Citizens Financial Services, Inc 235,047
19,217 City Holding Co 1,941,301
18,904 Civista Bancshares, Inc 269,949
23,032 CNB Financial Corp 437,608
13,841 (a) Coastal Financial Corp 535,370
12,090 Codorus Valley Bancorp, Inc 268,398
13,645 Colony Bankcorp, Inc 148,321
35,116 (a) Columbia Financial, Inc 582,926
70,042 Community Bank System, Inc 3,027,215
18,596 Community Trust Bancorp, Inc 781,218
12,827 Community West Bancshares 220,240
49,791 ConnectOne Bancorp, Inc 891,757
59,959 (a) CrossFirst Bankshares, Inc 724,305
36,725 (a) Customers Bancorp, Inc 1,677,231
179,502 CVB Financial Corp 2,933,063
50,173 Dime Community Bancshares, Inc 913,149
42,002 Eagle Bancorp, Inc 776,617
197,595 Eastern Bankshares, Inc 2,481,793
12,398 Enterprise Bancorp, Inc 301,271
46,340 Enterprise Financial Services Corp 1,761,383
19,872 Equity Bancshares, Inc 661,936
9,679 Esquire Financial Holdings, Inc 455,494
11,338 ESSA Bancorp, Inc 183,676
6,438 Evans Bancorp, Inc 164,748
16,904 Farmers & Merchants Bancorp, Inc 346,532
43,953 Farmers National Banc Corp 519,964
46,126 FB Financial Corp 1,690,518
6,177 Fidelity D&D Bancorp, Inc 280,436
15,202 Financial Institutions, Inc 261,778
53,480 First Bancorp 1,626,327
217,872 First BanCorp 3,758,292
13,531 First Bancorp, Inc 298,764
39,027 First Bancshares, Inc 934,306
21,560 First Bank 251,821
66,996 First Busey Corp 1,496,691
9,719 First Business Financial Services, Inc 321,407
127,171 First Commonwealth Financial Corp 1,677,385
23,921 First Community Bancshares, Inc 793,699
8,906 (b) First Community Corp 147,216
122,654 First Financial Bancorp 2,711,880
169,134 First Financial Bankshares, Inc 4,999,601
12,542 First Financial Corp 456,654
69,857 First Foundation, Inc 382,816
111,251 First Interstate BancSystem, Inc 2,970,402
76,785 First Merchants Corp 2,566,155
26,907 First Mid Bancshares, Inc 833,041
20,998 First of Long Island Corp 198,851
11,035 (a) First Western Financial, Inc 183,953
16,956 Five Star Bancorp 366,589
38,663 Flushing Financial Corp 426,066
8,212 FS Bancorp, Inc 255,968

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
210,945 Fulton Financial Corp $ 3,491,140
17,596 (a) FVCBankcorp, Inc 202,530
37,852 German American Bancorp, Inc 1,201,044
145,806 Glacier Bancorp, Inc 5,275,261
11,809 Great Southern Bancorp, Inc 606,983
9,442 Greene County Bancorp, Inc 277,784
11,476 Guaranty Bancshares, Inc 329,705
112,298 Hancock Whitney Corp 5,097,206
35,490 Hanmi Financial Corp 542,997
57,370 HarborOne Bancorp, Inc 581,158
17,094 HBT Financial, Inc 315,470
57,139 Heartland Financial USA, Inc 2,406,123
80,674 Heritage Commerce Corp 640,552
45,837 Heritage Financial Corp 813,148
59,329 Hilltop Holdings, Inc 1,735,967
2,081 Hingham Institution For Savings The 351,481
10,191 Home Bancorp, Inc 356,685
246,059 Home Bancshares, Inc 5,826,677
18,605 HomeStreet, Inc 227,911
20,789 HomeTrust Bancshares, Inc 534,277
154,369 Hope Bancorp, Inc 1,546,777
62,708 Horizon Bancorp, Inc 719,888
27,331 Independent Bank Corp 678,082
57,709 Independent Bank Corp 2,899,300
49,119 Independent Bank Group, Inc 1,829,192
69,577 International Bancshares Corp 3,871,960
15,873 John Marshall Bancorp, Inc 262,222
69,147 Kearny Financial Corp 373,394
85,125 Lakeland Bancorp, Inc 1,037,674
32,765 Lakeland Financial Corp 1,925,599
13,925 LCNB Corp 196,342
45,800 Live Oak Bancshares, Inc 1,480,256
31,812 Macatawa Bank Corp 445,368
8,429 (b) MainStreet Bancshares Inc 128,711
21,514 Mercantile Bank Corp 776,225
25,254 Metrocity Bankshares, Inc 580,337
14,795 (a) Metropolitan Bank Holding Corp 587,361
19,978 Mid Penn Bancorp, Inc 404,155
10,348 (b) Middlefield Banc Corp 222,172
23,795 Midland States Bancorp, Inc 521,111
19,523 MidWestOne Financial Group, Inc 393,779
14,402 MVB Financial Corp 258,804
48,144 National Bank Holdings Corp 1,575,753
7,584 National Bankshares, Inc 203,327
59,861 NBT Bancorp, Inc 2,095,734
16,270 Nicolet Bankshares, Inc 1,245,143
9,098 Northeast Bank 470,549
10,209 Northeast Community Bancorp, Inc 161,098
54,701 Northfield Bancorp, Inc 456,206
6,833 Northrim BanCorp, Inc 326,617
162,023 Northwest Bancshares, Inc 1,717,444
9,670 Norwood Financial Corp 232,950
8,516 (b) Oak Valley Bancorp 205,661
73,825 OceanFirst Financial Corp 1,089,657
60,429 OFG Bancorp 2,182,091
411,371 Old National Bancorp 6,804,076
51,859 Old Second Bancorp, Inc 710,468
6,875 Orange County Bancorp, Inc 297,069
37,451 Origin Bancorp, Inc 1,112,295
13,166 Orrstown Financial Services, Inc 345,213
124,244 Pacific Premier Bancorp, Inc 2,671,246
18,724 Park National Corp 2,466,138
14,104 Parke Bancorp, Inc 232,152

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
34,138 Pathward Financial, Inc $ 1,719,531
9,723 PCB Bancorp 141,567
22,843 Peapack Gladstone Financial Corp 511,226
8,610 Penns Woods Bancorp, Inc 150,503
43,783 Peoples Bancorp, Inc 1,271,458
9,455 Peoples Financial Services Corp 358,061
16,955 (a) Pioneer Bancorp, Inc 150,137
4,260 Plumas Bancorp 149,782
27,093 (a) Ponce Financial Group, Inc 217,828
17,517 Preferred Bank 1,325,862
49,051 Premier Financial Corp 950,608
18,243 Primis Financial Corp 177,322
6,731 Princeton Bancorp, Inc 196,209
97,826 Provident Financial Services, Inc 1,436,086
22,065 QCR Holdings, Inc 1,212,692
22,382 RBB Bancorp 397,504
5,706 Red River Bancshares, Inc 257,968
71,505 Renasant Corp 2,077,935
10,738 Republic Bancorp, Inc (Class A) 544,631
48,548 S&T Bancorp, Inc 1,463,722
59,795 Sandy Spring Bancorp, Inc 1,222,808
111,945 Seacoast Banking Corp of Florida 2,582,571
66,368 ServisFirst Bancshares, Inc 3,913,057
39,076 Shore Bancshares, Inc 404,437
18,048 Sierra Bancorp 357,711
162,535 Simmons First National Corp (Class A) 2,777,723
21,563 SmartFinancial, Inc 443,120
15,988 South Plains Financial, Inc 414,409
10,600 (a) Southern First Bancshares, Inc 273,692
12,797 Southern Missouri Bancorp, Inc 513,160
9,401 Southern States Bancshares, Inc 227,222
36,743 Southside Bancshares, Inc 979,568
99,779 SouthState Corp 7,553,270
61,750 Stellar Bancorp, Inc 1,370,850
23,940 (a) Sterling Bancorp, Inc 113,236
36,475 Stock Yards Bancorp, Inc 1,624,961
14,067 Summit Financial Group, Inc 372,353
61,756 (a) Texas Capital Bancshares, Inc 3,544,794
17,897 (a) Third Coast Bancshares, Inc 347,560
9,087 Timberland Bancorp, Inc 221,723
18,120 Tompkins Trustco, Inc 796,918
91,073 Towne Bank 2,356,059
42,158 Trico Bancshares 1,465,834
28,735 (a) Triumph Financial, Inc 2,021,795
25,242 TrustCo Bank Corp NY 671,942
78,104 Trustmark Corp 2,311,878
58,232 UMB Financial Corp 4,638,761
170,569 United Bankshares, Inc 5,536,670
148,833 United Community Banks, Inc 3,755,057
7,945 Unity Bancorp, Inc 213,879
38,986 Univest Financial Corp 813,638
15,236 USCB Financial Holdings, Inc 169,729
572,428 Valley National Bancorp 4,012,720
71,665 Veritex Holdings, Inc 1,396,034
5,470 Virginia National Bankshares Corp 154,309
87,905 Washington Federal, Inc 2,381,346
23,311 Washington Trust Bancorp, Inc 593,498
74,214 WesBanco, Inc 2,003,778
22,562 West Bancorporation, Inc 366,858
34,720 Westamerica Bancorporation 1,616,216
78,370 WSFS Financial Corp 3,348,750
TOTAL BANKS 273,457,507

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 12 .1%
80,326 (a),(b) 374Water, Inc $ 119,686
179,882 (a) 3D Systems Corp 602,605
88,871 Aaon, Inc 8,361,872
44,007 (a) AAR Corp 3,042,644
35,264 (a) Aerovironment, Inc 5,634,835
32,808 (a) AerSale Corp 233,921
13,132 Alamo Group, Inc 2,552,598
41,129 Albany International Corp (Class A) 3,280,038
18,217 Allied Motion Technologies, Inc 535,398
35,339 Alta Equipment Group, Inc 392,616
43,486 (a) Ameresco, Inc 910,162
21,266 (a) American Woodmark Corp 1,958,173
13,071 (a),(b) Amprius Technologies, Inc 24,443
272,981 (a) API Group Corp 10,528,877
27,242 Apogee Enterprises, Inc 1,683,011
50,341 Applied Industrial Technologies, Inc 9,224,988
188,719 (a),(b) Archer Aviation, Inc 732,230
63,226 Arcosa, Inc 4,806,440
17,133 Argan, Inc 1,032,435
201,632 (a) Array Technologies, Inc 2,488,139
30,543 Astec Industries, Inc 1,276,697
34,552 (a) Astronics Corp 579,437
48,620 Atkore, Inc 8,523,086
37,586 AZZ, Inc 2,692,285
63,434 Barnes Group, Inc 2,202,428
82,132 (a) Beacon Roofing Supply, Inc 8,092,466
76,331 (a),(b) Blink Charging Co 193,117
254,701 (a),(b) Bloom Energy Corp 2,834,822
36,518 (a) Blue Bird Corp 1,203,451
10,788 (a) BlueLinx Holdings, Inc 1,183,120
51,515 Boise Cascade Co 6,813,889
13,471 (a),(b) Bowman Consulting Group Ltd 437,673
31,728 (b) Brookfield Business Corp 645,665
24,928 Cadre Holdings, Inc 831,349
56,368 (a) Chart Industries, Inc 8,120,374
35,564 Columbus McKinnon Corp 1,467,726
46,218 Comfort Systems USA, Inc 14,300,311
42,685 (a) Commercial Vehicle Group, Inc 256,537
32,351 (a) Concrete Pumping Holdings, Inc 215,134
55,989 (a) Construction Partners, Inc 2,891,272
19,981 CSW Industrials, Inc 4,747,885
64,572 (a) Custom Truck One Source, Inc 322,214
369,528 (a),(b) Desktop Metal, Inc 289,119
136,803 (a) DNOW, Inc 1,930,290
29,703 Douglas Dynamics, Inc 672,476
38,323 (a),(b) Dragonfly Energy Holdings Corp 32,873
17,595 (a) Ducommun, Inc 951,714
16,951 (a) DXP Enterprises, Inc 826,531
37,321 (a) Dycom Industries, Inc 5,225,686
19,893 Encore Wire Corp 5,557,308
75,714 (a) Energy Recovery, Inc 1,128,139
134,808 (a),(b) Energy Vault Holdings, Inc 171,206
70,869 Enerpac Tool Group Corp 2,525,062
52,692 EnerSys 4,765,991
186,752 (a),(b) Enovix Corp 1,169,067
27,311 EnPro Industries, Inc 4,100,200
33,366 ESCO Technologies, Inc 3,384,981
112,738 (a),(b) ESS Tech, Inc 84,993
24,700 (a),(b) Eve Holding, Inc 133,133
6,471 (b) EVI Industries, Inc 132,785
77,853 Federal Signal Corp 6,329,449
74,930 (a),(b) Fluence Energy, Inc 1,336,751
187,187 (a) Fluor Corp 7,549,252

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
60,103 Franklin Electric Co, Inc $ 5,786,116
130,721 FTAI Aviation Ltd 9,177,921
86,060 (a),(b) FTC Solar, Inc 39,588
629,779 (a),(b) FuelCell Energy, Inc 584,309
46,097 GATX Corp 5,640,429
13,295 (a) Gencor Industries, Inc 225,616
40,370 (a) Gibraltar Industries, Inc 2,884,840
15,994 Global Industrial Co 615,929
52,271 (a) GMS, Inc 4,836,113
29,051 Gorman-Rupp Co 963,622
281,369 GrafTech International Ltd 483,955
57,635 Granite Construction, Inc 3,198,742
92,133 (a) Great Lakes Dredge & Dock Corp 608,078
39,017 Greenbrier Cos, Inc 1,927,050
51,382 Griffon Corp 3,366,549
43,018 H&E Equipment Services, Inc 2,077,339
44,963 Helios Technologies, Inc 2,027,831
36,919 Herc Holdings, Inc 5,280,525
90,412 Hillenbrand, Inc 4,314,461
252,942 (a) Hillman Solutions Corp 2,418,126
57,112 (a) Hudson Technologies, Inc 566,551
187,746 (a),(b) Hyliion Holdings Corp 242,192
14,404 Hyster-Yale Materials Handling, Inc 843,642
10,238 (a) IES Holdings, Inc 1,383,359
55,905 (a),(b) INNOVATE Corp 39,229
25,320 Insteel Industries, Inc 812,772
111,943 (a) Janus International Group, Inc 1,613,099
113,834 (a) JELD-WEN Holding, Inc 2,333,597
42,090 John Bean Technologies Corp 3,749,798
15,554 Kadant, Inc 4,258,530
7,176 Karat Packaging, Inc 194,470
104,117 Kennametal, Inc 2,449,873
189,645 (a) Kratos Defense & Security Solutions, Inc 3,379,474
13,914 (a) Lawson Products, Inc 458,745
88,817 (a) Leonardo DRS, Inc 1,911,342
12,296 (a) Limbach Holdings, Inc 557,378
14,764 Lindsay Corp 1,714,839
35,165 LSI Industries, Inc 513,409
36,674 Luxfer Holdings plc 353,171
45,765 (a) Manitowoc Co, Inc 553,756
28,608 (a) Masonite International Corp 3,791,990
168,300 (a) Masterbrand, Inc 2,805,561
14,640 (a) Mayville Engineering Co Inc 201,446
32,506 McGrath RentCorp 3,467,090
144,054 (a),(b) Microvast Holdings, Inc 56,455
12,847 Miller Industries, Inc 625,777
37,835 Moog, Inc (Class A) 6,018,413
110,682 (a) MRC Global, Inc 1,242,959
146,648 Mueller Industries, Inc 8,185,891
201,743 Mueller Water Products, Inc (Class A) 3,195,609
21,587 (a) MYR Group, Inc 3,588,839
6,945 National Presto Industries, Inc 569,421
163,822 (a) NEXTracker, Inc 7,009,943
801,955 (a),(b) Nikola Corp 497,693
13,656 (a) Northwest Pipe Co 432,212
71,332 (a),(b) NuScale Power Corp 413,726
4,550 Omega Flex, Inc 301,483
27,268 Park Aerospace Corp 389,114
10,937 Park-Ohio Holdings Corp 279,222
54,822 (a) Parsons Corp 4,304,075
11,776 Powell Industries, Inc 1,683,968
3,385 Preformed Line Products Co 409,687
69,329 Primoris Services Corp 3,230,731

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
33,921 (a) Proto Labs, Inc $ 1,033,912
41,693 Quanex Building Products Corp 1,385,041
11,779 (a),(b) Redwire Corp 44,525
187,848 (a) Resideo Technologies, Inc 3,668,671
42,409 REV Group, Inc 927,061
378,736 (a),(b) Rocket Lab USA, Inc 1,424,047
10,640 Rush Enterprises, Inc 435,282
79,011 Rush Enterprises, Inc (Class A) 3,470,163
172,581 (a),(b) SES AI Corp 272,678
222,985 (a) Shoals Technologies Group, Inc 1,884,223
46,436 Shyft Group, Inc 505,224
56,002 Simpson Manufacturing Co, Inc 9,738,188
77,038 (a),(b) SKYX Platforms Corp 79,349
57,502 (a) SPX Technologies, Inc 7,004,319
15,450 Standex International Corp 2,670,996
199,739 (a),(b) Stem, Inc 367,520
39,113 (a) Sterling Construction Co, Inc 3,973,881
115,662 (a),(b) SunPower Corp 238,264
24,061 Tennant Co 2,802,625
86,715 Terex Corp 4,860,376
116,727 (a),(b) Terran Orbital Corp 154,080
45,098 (a) Thermon Group Holdings, Inc 1,439,979
68,648 (a) Titan International, Inc 756,501
25,486 (a) Titan Machinery, Inc 567,318
43,078 (a),(b) TPI Composites, Inc 136,988
11,134 (a) Transcat, Inc 1,195,458
107,846 Trinity Industries, Inc 2,806,153
86,691 (a) Triumph Group, Inc 1,158,192
57,548 (a) Tutor Perini Corp 957,023
78,790 UFP Industries, Inc 8,879,633
13,963 (a) V2X, Inc 678,323
29,475 (a) Vicor Corp 954,400
448,288 (a),(b) Virgin Galactic Holdings, Inc 390,055
62,328 Wabash National Corp 1,440,400
35,892 Watts Water Technologies, Inc (Class A) 7,123,126
3,320 (a) Willis Lease Finance Corp 161,385
43,471 (a),(b) Xometry, Inc 776,827
192,699 Zurn Elkay Water Solutions Corp 6,027,625
TOTAL CAPITAL GOODS 395,750,536
COMMERCIAL & PROFESSIONAL SERVICES - 4 .0%
82,234 ABM Industries, Inc 3,593,626
111,083 ACCO Brands Corp 535,420
166,227 (a) ACV Auctions, Inc 2,900,661
540,036 (a) Alight, Inc 4,871,125
41,199 Aris Water Solution, Inc 578,022
60,176 (a) ASGN, Inc 5,803,975
449,113 (a),(b) Aurora Innovation, Inc 1,246,289
8,213 Barrett Business Services, Inc 997,879
162,423 (a) BlackSky Technology, Inc 196,532
55,968 (a) BrightView Holdings, Inc 629,640
58,311 Brink's Co 5,099,880
74,037 (a) Casella Waste Systems, Inc (Class A) 6,692,945
62,972 (a) CBIZ, Inc 4,482,347
39,690 (a) CECO Environmental Corp 858,098
23,108 (a) Cimpress plc 1,970,419
1,670 Compx International, Inc 52,588
239,412 (a) Conduent, Inc 754,148
147,987 (a) CoreCivic, Inc 2,205,006
9,209 CRA International, Inc 1,336,134
38,720 CSG Systems International, Inc 1,829,133
56,439 Deluxe Corp 1,114,670
28,890 Ennis, Inc 574,911

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
211,611 (a) ExlService Holdings, Inc $ 6,136,719
66,131 Exponent, Inc 6,078,100
65,916 First Advantage Corp 1,074,431
15,725 (a) Forrester Research, Inc 286,038
15,776 (a) Franklin Covey Co 614,317
157,529 (a) GEO Group, Inc 2,340,881
106,622 (a) Harsco Corp 829,519
99,048 (a) Healthcare Services Group 1,051,890
27,521 Heidrick & Struggles International, Inc 811,319
96,267 Herman Miller, Inc 2,448,070
7,182 HireQuest, Inc 92,073
14,269 (a) HireRight Holdings Corp 204,047
59,932 HNI Corp 2,514,147
24,909 (a) Huron Consulting Group, Inc 2,322,515
24,769 ICF International, Inc 3,573,919
34,234 (a),(b) Innodata, Inc 199,926
47,317 Insperity, Inc 4,870,339
77,869 Interface, Inc 1,190,617
40,981 Kelly Services, Inc (Class A) 940,104
24,542 Kforce, Inc 1,515,714
68,308 Korn/Ferry International 4,147,662
28,441 (a),(b) LanzaTech Global, Inc 61,575
174,613 (a) Legalzoom.com, Inc 2,086,625
27,926 (a) Liquidity Services, Inc 482,003
39,687 Matthews International Corp (Class A) 1,070,755
79,375 MAXIMUS, Inc 6,372,225
27,337 (a) Mistras Group, Inc 239,199
37,154 (a) Montrose Environmental Group, Inc 1,613,227
9,268 NL Industries, Inc 76,090
18,667 (a) NV5 Global, Inc 1,740,511
138,890 (a) OPENLANE, Inc 2,386,130
91,816 (a) Performant Financial Corp 244,231
239,421 Pitney Bowes, Inc 1,019,933
227,968 (a),(b) Planet Labs PBC 385,266
44,823 Quad Graphics, Inc 201,255
13,233 (a) Red Violet, Inc 222,050
43,962 Resources Connection, Inc 485,780
25,219 (a) SP Plus Corp 1,287,682
119,833 Steelcase, Inc (Class A) 1,441,591
36,013 (a) Sterling Check Corp 544,877
41,683 TriNet Group, Inc 4,183,723
41,004 (a) TrueBlue, Inc 427,262
27,064 TTEC Holdings, Inc 197,026
19,355 Unifirst Corp 3,099,316
166,466 (a) Upwork, Inc 1,947,652
177,972 (a) Verra Mobility Corp 4,196,580
25,665 (a) Viad Corp 884,929
17,216 VSE Corp 1,344,053
16,227 (a) Willdan Group, Inc 457,439
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 130,264,780
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .8%
36,380 (a) 1-800-FLOWERS.COM, Inc (Class A) 329,967
44,172 Aaron's Co, Inc 305,229
63,753 (a) Abercrombie & Fitch Co (Class A) 7,747,265
94,468 Academy Sports & Outdoors, Inc 5,507,484
240,111 American Eagle Outfitters, Inc 5,825,093
8,391 (a) America's Car-Mart, Inc 480,301
112,475 Arko Corp 483,643
27,172 (a) Asbury Automotive Group, Inc 5,712,641
157,351 (a),(b) BARK, Inc 173,086
29,233 Big 5 Sporting Goods Corp 103,485
7,537 (b) Big Lots, Inc 26,530

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
39,413 (a) Boot Barn Holdings, Inc $ 4,196,302
38,399 Buckle, Inc 1,435,739
17,777 Build-A-Bear Workshop, Inc 536,154
42,929 Caleres, Inc 1,581,075
57,652 Camping World Holdings, Inc 1,168,606
76,932 (a) CarParts.com, Inc 94,626
134,680 (a) Carvana Co 11,167,666
23,483 Cato Corp (Class A) 113,188
7,328 (a),(b) Children's Place, Inc 51,003
32,343 (a),(b) ContextLogic, Inc 179,504
59,076 Designer Brands, Inc 548,816
72,031 (a) Destination XL Group, Inc 231,220
4,476 (b) Dillard's, Inc (Class A) 1,960,443
20,264 (a) Duluth Holdings, Inc 85,311
9,349 (a),(b) Envela Corp 40,107
138,619 (a) EVgo, Inc 250,900
108,561 Foot Locker, Inc 2,263,497
44,369 (a) Funko, Inc 270,207
15,097 (a) Genesco, Inc 382,105
17,851 Group 1 Automotive, Inc 5,248,551
80,682 (a) GrowGeneration Corp 241,239
36,898 (b) Guess, Inc 988,128
20,154 Haverty Furniture Cos, Inc 620,743
15,656 Hibbett Sports, Inc 1,350,173
2,494 (a) J Jill, Inc 62,151
22,463 (a) Lands' End, Inc 307,294
16,419 (a),(b) Lazydays Holdings, Inc 58,123
237,582 (a) Leslie's, Inc 933,697
28,757 (a) MarineMax, Inc 709,435
38,889 Monro Muffler, Inc 1,059,725
101,662 (a) National Vision Holdings, Inc 1,770,952
40,479 (a) ODP Corp 2,060,786
16,656 (a),(b) OneWater Marine, Inc 344,946
58,083 (a) Overstock.com, Inc 1,169,211
14,764 (b) PetMed Express, Inc 58,318
51,193 (a) Revolve Group, Inc 1,019,253
146,601 (a) Sally Beauty Holdings, Inc 1,590,621
30,011 (a),(b) Savers Value Village, Inc 495,782
24,101 Shoe Carnival, Inc 805,937
57,045 Signet Jewelers Ltd 5,592,121
28,674 (a) Sleep Number Corp 381,651
18,463 Sonic Automotive, Inc (Class A) 1,067,900
52,415 (a) Sportsman's Warehouse Holdings, Inc 167,728
116,501 (a) Stitch Fix, Inc 246,982
98,951 (a),(b) ThredUp, Inc 158,322
24,764 (a) Tile Shop Holdings, Inc 166,414
30,285 (a) Tilly's, Inc 183,830
18,215 (a),(b) Torrid Holdings, Inc 92,350
68,295 Upbound Group, Inc 2,117,828
83,533 (a) Urban Outfitters, Inc 3,254,446
110,991 (a) Warby Parker, Inc 1,303,034
8,228 Weyco Group, Inc 241,492
3,791 Winmark Corp 1,362,182
21,845 (a) Zumiez, Inc 375,734
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 90,858,272
CONSUMER DURABLES & APPAREL - 3 .0%
38,904 Acushnet Holdings Corp 2,372,366
134,776 (a),(b) Allbirds, Inc 81,310
122,313 (a),(b) AMMO, Inc 310,675
39,684 (a) Beazer Homes USA, Inc 1,112,343
188,297 (a) Callaway Golf Co 3,016,518
10,937 (a) Cavco Industries, Inc 3,983,365

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
37,411 Century Communities, Inc $ 2,967,441
39,006 Clarus Corp 246,908
64,659 Cricut, Inc 343,986
33,115 (a) Dream Finders Homes, Inc 1,175,583
13,002 Escalade, Inc 162,005
30,328 Ethan Allen Interiors, Inc 856,463
54,988 (a) G-III Apparel Group Ltd 1,547,912
172,014 (a) GoPro, Inc 297,584
33,349 (a) Green Brick Partners, Inc 1,805,181
465,616 (a) Hanesbrands, Inc 2,123,209
31,409 (a) Helen of Troy Ltd 2,911,928
13,365 Hooker Furniture Corp 227,205
6,484 (a) Hovnanian Enterprises, Inc 958,530
31,115 Installed Building Products, Inc 7,334,739
38,143 (a),(b) iRobot Corp 326,504
9,347 (a) JAKKS Pacific, Inc 176,752
7,378 Johnson Outdoors, Inc 302,572
89,009 KB Home 5,764,223
72,781 Kontoor Brands, Inc 4,516,789
27,788 (a) Landsea Homes Corp 320,951
58,833 (a) Latham Group, Inc 164,732
55,865 La-Z-Boy, Inc 1,834,607
12,191 (a) Legacy Housing Corp 248,331
27,549 (a) LGI Homes, Inc 2,477,482
18,991 (a) Lovesac Co 421,220
35,538 (a) M/I Homes, Inc 4,130,226
27,910 (a) Malibu Boats, Inc 949,498
11,799 Marine Products Corp 126,839
23,720 (a) MasterCraft Boat Holdings, Inc 479,856
47,568 Meritage Homes Corp 7,883,920
20,686 Movado Group, Inc 526,872
19,605 Oxford Industries, Inc 2,113,027
77,557 (a),(b) Purple Innovation, Inc 117,887
8,350 Rocky Brands, Inc 215,180
69,899 (a) Skyline Champion Corp 5,241,726
61,498 Smith & Wesson Brands, Inc 1,043,621
25,142 (a) Snap One Holdings Corp 266,002
30,224 (a),(b) Solo Brands, Inc 56,821
161,757 (a) Sonos, Inc 2,733,693
96,415 Steven Madden Ltd 3,896,130
22,085 Sturm Ruger & Co, Inc 1,020,990
135,053 (a) Taylor Morrison Home Corp 7,564,319
56,696 (a) Traeger, Inc 121,896
124,924 (a) Tri Pointe Homes, Inc 4,603,449
7,006 (a),(b) United Homes Group, Inc 46,800
32,725 (a) Vera Bradley, Inc 215,658
74,000 (a) Vista Outdoor, Inc 2,596,660
92,087 (a) Vizio Holding Corp 976,122
18,596 (a) VOXX International Corp (Class A) 109,716
82,592 (a),(b) Vuzix Corp 109,847
107,291 Wolverine World Wide, Inc 1,152,305
TOTAL CONSUMER DURABLES & APPAREL 98,688,474
CONSUMER SERVICES - 3 .2%
64,433 (a) Accel Entertainment, Inc 692,010
52,144 (a) Adtalem Global Education, Inc 2,587,385
41,884 (a) BALLY'S CORP 550,356
914 (a) Biglari Holdings, Inc (B Shares) 180,159
31,486 (a) BJ's Restaurants, Inc 1,026,129
112,499 Bloomin' Brands, Inc 2,901,349
23,333 (b) Bowlero Corp 274,163
57,170 (a) Brinker International, Inc 3,064,312
15,901 Carriage Services, Inc 406,748

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
39,276 Carrols Restaurant Group, Inc $ 373,908
34,911 (a),(b) Century Casinos, Inc 103,686
63,748 Cheesecake Factory 2,200,581
154,312 (a) Chegg, Inc 797,793
24,200 (a) Chuy's Holdings, Inc 712,932
171,870 (a) Coursera, Inc 1,756,511
29,751 (b) Cracker Barrel Old Country Store, Inc 1,731,211
44,231 (a) Dave & Buster's Entertainment, Inc 2,361,935
69,612 (a) Denny's Corp 558,288
21,123 Dine Brands Global Inc. 931,524
38,567 (a) Duolingo, Inc 8,706,500
34,449 (a) El Pollo Loco Holdings, Inc 293,505
3,992 (a),(c) Empire Resorts, Inc 40
45,139 (a) European Wax Center, Inc 530,835
111,166 (a) Everi Holdings, Inc 908,226
29,737 (a) First Watch Restaurant Group, Inc 758,888
106,764 (a) Frontdoor, Inc 3,276,587
41,544 (a) Full House Resorts, Inc 211,874
42,834 (a) Global Business Travel Group I 259,146
26,672 Golden Entertainment, Inc 854,838
4,480 Graham Holdings Co 3,142,138
103,039 (a) Hilton Grand Vacations, Inc 4,290,544
31,386 (a) Inspired Entertainment, Inc 266,781
141,840 International Game Technology plc 2,799,922
26,413 Jack in the Box, Inc 1,507,390
109,962 (b) Krispy Kreme, Inc 1,391,019
7,827 (a) Kura Sushi USA, Inc 861,596
169,059 Laureate Education, Inc 2,451,355
60,234 (a) Life Time Group Holdings, Inc 822,796
117,967 (a) Light & Wonder, Inc 10,529,734
30,587 (a) Lincoln Educational Services Corp 326,057
47,271 (a) Lindblad Expeditions Holdings, Inc 346,969
17,150 Monarch Casino & Resort, Inc 1,162,256
61,478 (a),(b) Mondee Holdings, Inc 134,637
3,470 Nathan's Famous, Inc 224,197
70,999 (a) Nerdy, Inc 183,887
56,787 (a),(b) Noodles & Co 85,748
30,594 (a) ONE Group Hospitality, Inc 163,984
112,075 (a) OneSpaWorld Holdings Ltd 1,425,594
42,844 Papa John's International, Inc 2,643,046
84,900 Perdoceo Education Corp 1,553,670
48,141 (a) PlayAGS, Inc 425,566
60,974 (a) Portillo's, Inc 747,541
34,790 (a) Potbelly Corp 354,510
11,650 RCI Hospitality Holdings, Inc 591,354
21,102 (a),(b) Red Robin Gourmet Burgers, Inc 159,320
62,075 Red Rock Resorts, Inc 3,297,424
85,336 (a) Rush Street Interactive, Inc 545,297
446,219 (a) Sabre Corp 1,280,649
47,017 (a) SeaWorld Entertainment, Inc 2,389,404
49,666 (a) Shake Shack, Inc 5,257,146
95,798 (a) Six Flags Entertainment Corp 2,258,917
29,726 Strategic Education, Inc 3,413,734
55,141 (a) Stride, Inc 3,680,662
175,127 (a) Super Group SGHC Ltd 553,401
127,761 (a) Sweetgreen, Inc 2,870,790
39,028 (a) Target Hospitality Corp 434,187
111,682 (a) Udemy, Inc 1,119,054
45,282 (a) Universal Technical Institute, Inc 689,192
33,042 (a) Xponential Fitness, Inc 421,286
TOTAL CONSUMER SERVICES 105,814,173

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
41,457 Andersons, Inc $ 2,277,648
46,080 (a) Chefs' Warehouse, Inc 1,524,326
51,841 (a) HF Foods Group, Inc 151,376
17,765 Ingles Markets, Inc (Class A) 1,274,639
12,852 Natural Grocers by Vitamin Cottage, Inc 210,259
32,750 Pricesmart, Inc 2,639,322
47,147 SpartanNash Co 900,036
133,771 (a) Sprouts Farmers Market, Inc 8,832,899
78,946 (a) United Natural Foods, Inc 704,988
8,916 Village Super Market (Class A) 249,380
21,359 Weis Markets, Inc 1,348,394
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,113,267
ENERGY - 7 .5%
49,857 (a) Amplify Energy Corp 351,990
179,913 Archrock, Inc 3,452,530
55,514 Ardmore Shipping Corp 929,860
24,627 (b) Atlas Energy Solutions, Inc 546,966
96,397 Berry Corp 818,411
287,384 (b) Borr Drilling Ltd 1,523,135
28,053 (a) Bristow Group, Inc 738,074
85,256 Cactus, Inc 4,232,108
90,668 California Resources Corp 4,792,710
16,544 (a) Centrus Energy Corp 710,234
254,289 ChampionX Corp 8,536,482
54,637 Chord Energy Corp 9,669,656
104,803 Civitas Resources, Inc 7,541,624
211,719 (a) Clean Energy Fuels Corp 491,188
206,666 (a) CNX Resources Corp 4,860,784
125,215 (b) Comstock Resources, Inc 1,259,663
40,323 CONSOL Energy, Inc 3,337,131
63,121 Core Laboratories, Inc 997,312
104,807 Crescent Energy Co 1,115,146
40,143 CVR Energy, Inc 1,219,544
84,387 Delek US Holdings, Inc 2,306,297
178,769 DHT Holdings, Inc 2,041,542
130,861 (a) Diamond Offshore Drilling, Inc 1,601,739
22,625 (a) DMC Global, Inc 358,606
44,086 Dorian LPG Ltd 1,821,634
45,388 (a) Dril-Quip, Inc 825,154
14,077 (a),(b) Empire Petroleum Corp 72,919
191,551 (a) Encore Energy Corp 844,740
213,166 (a),(b) Energy Fuels, Inc 1,104,200
572,046 Equitrans Midstream Corp 7,739,782
42,535 Evolution Petroleum Corp 229,689
25,892 Excelerate Energy, Inc 436,539
115,730 (a) Expro Group Holdings NV 2,171,095
37,293 FLEX LNG Ltd 969,991
13,082 (a) Forum Energy Technologies, Inc 243,979
329,245 (a),(b) Gevo, Inc 216,907
130,802 Golar LNG Ltd 3,207,265
46,394 Granite Ridge Resources, Inc 302,489
78,270 (a) Green Plains, Inc 1,617,841
14,405 (a) Gulfport Energy Operating Corp 2,286,218
30,364 (a) Hallador Energy Co 155,160
188,003 (a) Helix Energy Solutions Group, Inc 2,019,152
126,878 Helmerich & Payne, Inc 4,990,112
16,274 (b) HighPeak Energy, Inc 231,254
52,231 International Seaways, Inc 2,887,852
47,936 Kinetik Holdings, Inc 1,837,866
14,795 (a),(b) KLX Energy Services Holdings, Inc 98,091
21,034 Kodiak Gas Services, Inc 571,704
610,680 (a) Kosmos Energy Ltd 3,462,556

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
217,136 Liberty Energy, Inc $ 4,776,992
231,185 (b) Magnolia Oil & Gas Corp 5,795,808
31,375 (a) Mammoth Energy Services, Inc 101,969
148,041 Matador Resources Co 9,222,954
189,992 Murphy Oil Corp 8,481,243
12,281 (a) Nabors Industries Ltd 884,600
5,622 Nacco Industries, Inc (Class A) 154,830
100,749 (a) Newpark Resources, Inc 699,198
106,488 (a),(b) NextDecade Corp 683,653
147,544 Noble Corp plc 6,548,003
270,472 Nordic American Tankers Ltd 1,054,841
113,538 Northern Oil and Gas, Inc 4,631,215
132,521 (a) Oceaneering International, Inc 3,036,056
85,619 (a) Oil States International, Inc 341,620
74,518 Overseas Shipholding Group, Inc 453,069
72,302 (a) Par Pacific Holdings, Inc 2,226,902
461,781 Patterson-UTI Energy, Inc 4,996,470
144,089 PBF Energy, Inc 7,675,621
146,759 Peabody Energy Corp 3,219,892
595,718 Permian Resources Corp 9,978,277
927 (a) PrimeEnergy Corp 94,980
22,596 (a),(b) ProFrac Holding Corp 164,273
129,228 (a) ProPetro Holding Corp 1,126,868
11,593 Ranger Energy Services, Inc 114,075
21,837 (a) Rex American Resources Corp 1,208,241
12,563 Riley Exploration Permian, Inc 325,759
159,413 (a),(b) Ring Energy, Inc 302,885
111,463 RPC, Inc 745,687
37,496 SandRidge Energy, Inc 513,695
63,132 Scorpio Tankers, Inc 4,441,968
32,964 (a) SEACOR Marine Holdings, Inc 402,820
61,218 (a) Seadrill Ltd 2,972,134
99,091 Select Water Solutions, Inc 915,601
145,925 SFL Corp Ltd 1,945,180
28,609 (a) SilverBow Resources, Inc 878,868
105,042 Sitio Royalties Corp 2,441,176
151,465 SM Energy Co 7,344,538
41,451 Solaris Oilfield Infrastructure, Inc 365,183
182,012 (a) Talos Energy, Inc 2,398,918
69,609 (a) Teekay Corp 509,538
29,935 Teekay Tankers Ltd 1,744,312
730,265 (a),(b) Tellurian, Inc 314,087
157,128 (a) Tetra Technologies, Inc 674,079
61,477 (a) Tidewater, Inc 5,646,662
499,278 (a),(b) Uranium Energy Corp 3,370,127
92,195 (a) US Silica Holdings, Inc 1,422,569
127,110 Vaalco Energy, Inc 813,504
77,584 (a) Valaris Ltd 5,047,615
5,797 (a),(b) Verde Clean Fuels, Inc 28,405
91,121 (a),(b) Vertex Energy, Inc 118,457
29,647 (a) Vital Energy, Inc 1,571,884
33,898 Vitesse Energy, Inc 752,197
125,971 W&T Offshore, Inc 283,435
93,001 (a) Weatherford International plc 11,496,784
76,078 World Fuel Services Corp 1,787,833
TOTAL ENERGY 243,024,471
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .0%
125,823 Acadia Realty Trust 2,174,221
90,915 Alexander & Baldwin, Inc 1,497,370
2,450 Alexander's, Inc 518,322
17,127 Alpine Income Property Trust, Inc 255,706
65,435 American Assets Trust, Inc 1,397,037

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
187,867 (a) Apartment Investment and Management Co $ 1,502,936
278,770 Apple Hospitality REIT, Inc 4,114,645
85,020 Armada Hoffler Properties, Inc 894,410
95,713 Braemar Hotels & Resorts, Inc 261,297
236,646 Brandywine Realty Trust 1,074,373
246,482 Broadstone Net Lease, Inc 3,588,778
16,093 BRT Apartments Corp 288,708
156,474 CareTrust REIT, Inc 3,868,037
32,453 CBL & Associates Properties, Inc 705,853
18,653 Centerspace 1,254,414
58,471 Chatham Lodging Trust 536,179
54,938 City Office REIT, Inc 256,011
13,183 Clipper Realty, Inc 55,369
36,253 Community Healthcare Trust, Inc 961,792
148,099 Corporate Office Properties Trust 3,549,933
23,256 CTO Realty Growth, Inc 403,492
272,756 DiamondRock Hospitality Co 2,427,528
309,499 Diversified Healthcare Trust 730,418
213,402 Douglas Emmett, Inc 2,925,741
126,672 Easterly Government Properties, Inc 1,480,796
171,173 Empire State Realty Trust, Inc 1,557,674
131,209 (a) Equity Commonwealth 2,456,232
201,993 Essential Properties Realty Trust, Inc 5,320,496
60,384 Farmland Partners, Inc 649,732
117,425 Four Corners Property Trust, Inc 2,753,616
60,561 Getty Realty Corp 1,641,203
53,876 Gladstone Commercial Corp 720,322
44,632 Gladstone Land Corp 565,934
83,263 Global Medical REIT, Inc 675,263
260,610 Global Net Lease, Inc 1,811,240
188,383 Hudson Pacific Properties, Inc 1,092,621
299,729 Independence Realty Trust, Inc 4,726,726
35,698 Innovative Industrial Properties, Inc 3,691,173
87,703 InvenTrust Properties Corp 2,222,394
122,766 JBG SMITH Properties 1,842,718
283,898 Kite Realty Group Trust 6,188,976
385,119 Lexington Realty Trust 3,215,744
50,797 LTC Properties, Inc 1,681,381
282,290 Macerich Co 3,884,310
106,908 Mack-Cali Realty Corp 1,540,544
53,635 National Health Investors, Inc 3,382,223
90,514 NETSTREIT Corp 1,525,161
43,901 NexPoint Diversified Real Estate Trust 262,528
30,782 NexPoint Residential Trust, Inc 1,053,976
36,023 Office Properties Income Trust 72,766
21,738 One Liberty Properties, Inc 498,018
77,925 Orion Office REIT, Inc 243,126
193,776 Outfront Media, Inc 3,073,287
254,434 Paramount Group, Inc 1,180,574
42,925 Peakstone Realty Trust 599,662
158,549 Pebblebrook Hotel Trust 2,303,717
156,087 Phillips Edison & Co, Inc 5,104,045
171,598 Piedmont Office Realty Trust, Inc 1,182,310
56,344 Plymouth Industrial REIT, Inc 1,176,463
24,650 Postal Realty Trust, Inc 341,403
104,162 PotlatchDeltic Corp 4,167,522
162,732 Retail Opportunity Investments Corp 1,996,722
195,858 RLJ Lodging Trust 2,154,438
76,130 Ryman Hospitality Properties, Inc 8,030,192
298,503 Sabra Health Care REIT, Inc 4,155,162
64,391 Safehold, Inc 1,174,492
13,508 Saul Centers, Inc 491,826
211,085 Service Properties Trust 1,293,951

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
250,805 SITE Centers Corp $ 3,383,359
84,695 SL Green Realty Corp 4,220,352
17,982 (a) Star Holdings 213,806
138,486 Summit Hotel Properties, Inc 832,301
265,116 Sunstone Hotel Investors, Inc 2,704,183
133,169 Tanger Factory Outlet Centers, Inc 3,775,341
117,103 Terreno Realty Corp 6,364,548
80,873 UMH Properties, Inc 1,287,498
322,414 Uniti Group, Inc 1,853,881
17,424 Universal Health Realty Income Trust 627,787
150,300 Urban Edge Properties 2,514,519
115,558 Washington REIT 1,751,859
62,723 Whitestone REIT 721,315
140,219 Xenia Hotels & Resorts, Inc 1,944,838
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 162,620,816
FINANCIAL SERVICES - 5 .6%
51,959 (a) Acacia Research (Acacia Technologies) 253,040
22,327 AFC Gamma, Inc 267,924
24,063 Alerus Financial Corp 474,041
28,214 (a) AlTi Global, Inc 129,784
26,161 (b) A-Mark Precious Metals, Inc 1,048,271
18,385 Angel Oak Mortgage REIT, Inc 193,594
187,042 Apollo Commercial Real Estate Finance, Inc 1,801,214
241,754 Arbor Realty Trust, Inc 3,101,704
68,600 Ares Commercial Real Estate Corp 465,794
61,059 ARMOUR Residential REIT, Inc 1,109,442
79,447 Artisan Partners Asset Management, Inc 3,251,766
27,851 (a) AssetMark Financial Holdings, Inc 941,642
6,149 (a) Atlanticus Holdings Corp 162,641
193,576 (a) AvidXchange Holdings, Inc 2,257,096
26,819 (b) B Riley Financial, Inc 922,574
1 (a),(b) Bakkt Holdings, Inc 5
33,127
Banco Latinoamericano de Exportaciones S.A. (Class
E) 941,138
470,654 BGC Group, Inc 3,685,221
224,773 Blackstone Mortgage Trust, Inc 3,964,996
64,302 Bread Financial Holdings, Inc 2,373,387
42,705 Brightsphere Investment Group, Inc 949,759
174,785 BrightSpire Capital, Inc 1,099,398
84,716 (a) Cannae Holdings, Inc 1,647,726
67,393 (a) Cantaloupe, Inc 390,205
17,461 Cass Information Systems, Inc 754,141
20,932 Chicago Atlantic Real Estate Finance, Inc 329,470
295,029 Chimera Investment Corp 1,215,519
116,554 Claros Mortgage Trust, Inc 1,014,020
33,655 Cohen & Steers, Inc 2,314,791
80,366 Compass Diversified Trust 1,765,641
13,986 (a) Consumer Portfolio Services, Inc 119,720
3,880 Diamond Hill Investment Group, Inc 578,974
32,625 (a) Donnelley Financial Solutions, Inc 2,048,197
76,192 Dynex Capital, Inc 889,161
93,537 Ellington Financial, Inc 1,070,063
35,451 Enact Holdings, Inc 1,053,958
31,275 (a) Encore Capital Group, Inc 1,285,090
37,700 (a) Enova International, Inc 2,281,981
136,612 Essent Group Ltd 7,236,338
85,781 EVERTEC, Inc 3,219,361
12,214 Federal Agricultural Mortgage Corp (FAMC) 2,273,392
65,984 (a) Finance Of America Cos, Inc 31,672
49,197 FirstCash Holdings, Inc 5,558,277
139,199 (a) Flywire Corp 2,853,579
151,090 (a) Forge Global Holdings, Inc 276,495

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
103,375 Franklin BSP Realty Trust, Inc $ 1,291,154
55,324 GCM Grosvenor, Inc 522,258
75,993 Granite Point Mortgage Trust, Inc 326,010
54,459 (a) Green Dot Corp 476,516
47,603 Hamilton Lane, Inc 5,318,207
143,456
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 3,587,835
32,706 (a) I3 Verticals, Inc 742,753
43,507 (a) International Money Express, Inc 880,147
63,899 Invesco Mortgage Capital, Inc 546,336
104,222 Jackson Financial, Inc 7,120,447
80,286 KKR Real Estate Finance Trust, Inc 755,491
144,893 Ladder Capital Corp 1,554,702
148,229 (a) LendingClub Corp 1,114,682
15,171 (a) LendingTree, Inc 732,304
42,753 MarketWise, Inc 66,695
616,112 (a) Marqeta, Inc 3,419,422
21,476 Merchants Bancorp 866,127
129,979 MFA Financial, Inc 1,376,478
89,018 Moelis & Co 4,369,003
83,659 (a) Mr Cooper Group, Inc 6,458,475
104,633 Navient Corp 1,571,588
16,350 Nelnet, Inc (Class A) 1,539,843
40,059 (a) NerdWallet, Inc 503,542
113,687 New York Mortgage Trust, Inc 778,756
30,932 (b) NewtekOne, Inc 333,756
11,334 Nexpoint Real Estate Finance, Inc 146,889
102,496 (a) NMI Holdings, Inc 3,163,027
8,575 (a) Ocwen Financial Corp 200,140
126,061 (a) Open Lending Corp 642,911
19,207 OppFi, Inc 51,283
71,476 Orchid Island Capital, Inc 595,395
57,144 P10, Inc 405,722
256,317 (a) Pagseguro Digital Ltd 3,191,147
72,267 Patria Investments Ltd 968,378
339,936 (a) Payoneer Global, Inc 1,679,284
42,771 (a) Paysafe Ltd 608,204
43,694 (a) Paysign Inc 200,992
33,083 PennyMac Financial Services, Inc 2,833,228
114,025 PennyMac Mortgage Investment Trust 1,579,246
56,705 Perella Weinberg Partners 846,039
22,673 Piper Jaffray Cos 4,439,147
30,980 PJT Partners, Inc 2,927,300
52,853 (a) PRA Group, Inc 1,257,373
25,156 (a) Priority Technology Holdings Inc 80,751
58,298 PROG Holdings, Inc 1,937,825
200,598 Radian Group, Inc 5,991,862
212,565 Ready Capital Corp 1,811,054
172,173 Redwood Trust, Inc 952,117
11,335 Regional Management Corp 285,755
173,200 (a) Remitly Global, Inc 3,088,156
102,364 (a) Repay Holdings Corp 1,041,042
15,036 (a) Security National Financial Corp 98,937
13,835 Silvercrest Asset Management Group, Inc 202,683
72,708 StepStone Group, Inc 2,622,578
381,641 (a) StoneCo Ltd 5,953,600
36,229 (a) StoneX Group, Inc 2,630,225
4,871 (a),(b) SWK Holdings Corp 84,463
85,106 TPG RE Finance Trust, Inc 623,827
135,544 Two Harbors Investment Corp 1,711,921
96,138 (a),(b) Upstart Holdings, Inc 2,127,534
1,276 (b) Value Line, Inc 46,191
13,428 (a) Velocity Financial, Inc 230,290

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
33,734 Victory Capital Holdings, Inc $ 1,715,711
9,115 Virtus Investment Partners, Inc 1,999,102
42,132 Walker & Dunlop, Inc 3,860,555
25,565 Waterstone Financial, Inc 289,907
184,169 WisdomTree, Inc 1,639,104
5,301 (a) World Acceptance Corp 729,259
TOTAL FINANCIAL SERVICES 183,344,883
FOOD, BEVERAGE & TOBACCO - 1 .5%
8,749 Alico, Inc 244,185
97,662 B&G Foods, Inc (Class A) 1,084,048
79,731 (a),(b) Beyond Meat, Inc 540,576
58,803 (a),(b) BRC, Inc 229,332
22,401 Calavo Growers, Inc 603,707
53,851 Cal-Maine Foods, Inc 2,979,576
6,188 Coca-Cola Consolidated Inc 5,111,288
88,032 Dole plc 1,071,349
70,114 (a) Duckhorn Portfolio, Inc 593,865
6,332 (a),(b) Forafric Global plc 65,030
44,645 Fresh Del Monte Produce, Inc 1,141,573
121,403 (a) Hain Celestial Group, Inc 745,414
23,066 (a),(b) Ispire Technology, Inc 119,251
20,046 J&J Snack Foods Corp 2,752,115
11,667 John B Sanfilippo & Son, Inc 1,163,200
25,619 Lancaster Colony Corp 4,888,361
23,415 Limoneira Co 463,149
21,549 MGP Ingredients, Inc 1,690,303
66,355 (a) Mission Produce, Inc 753,129
30,152 (a) National Beverage Corp 1,341,764
205,609 Primo Water Corp 3,879,842
5,612 (a) Seneca Foods Corp 326,001
118,695 (a) Simply Good Foods Co 4,326,433
129,933 (a) SunOpta, Inc 851,061
66,363 (a) TreeHouse Foods, Inc 2,491,931
22,190 Turning Point Brands, Inc 639,960
31,232 Universal Corp 1,606,262
96,666 Utz Brands, Inc 1,742,888
194,102 Vector Group Ltd 2,008,956
49,261 (a) Vita Coco Co, Inc 1,194,087
38,219 (a) Vital Farms, Inc 1,022,740
37,505 (a),(b) Westrock Coffee Co 380,301
34,161 (a) Zevia PBC 29,409
TOTAL FOOD, BEVERAGE & TOBACCO 48,081,086
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
422,318 (a) 23andMe Holding Co 212,088
86,697 (a) Accolade, Inc 661,498
125,546 (a) Accuray, Inc 267,413
119,282 (a) AdaptHealth Corp 1,174,928
20,910 (a) Addus HomeCare Corp 2,010,497
40,354 (a) Agiliti, Inc 409,593
17,003 (a),(b) AirSculpt Technologies, Inc 93,687
115,860 (a) Alignment Healthcare, Inc 596,679
119,389 (a) Alphatec Holdings, Inc 1,506,689
337,373 (a) American Well Corp 172,229
50,396 (a) AMN Healthcare Services, Inc 3,022,752
51,827 (a) Angiodynamics, Inc 300,078
55,609 (a) Apollo Medical Holdings, Inc 2,065,874
62,786 (a) AtriCure, Inc 1,514,398
1,897 Atrion Corp 802,981
62,533 (a) Avanos Medical, Inc 1,130,597
60,420 (a) Aveanna Healthcare Holdings, Inc 135,945
54,514 (a) Axogen, Inc 349,435
65,278 (a) Axonics, Inc 4,345,556

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
35,507 (a),(b) Beyond Air, Inc $ 38,348
70,765 (a) BrightSpring Health Services, Inc 756,478
241,587 (a) Brookdale Senior Living, Inc 1,640,376
207,390 (a),(b) Butterfly Network, Inc 160,955
33,263 (a) Castle Biosciences, Inc 701,517
237,114 (a) Cerus Corp 395,980
31,337 (a),(b) ClearPoint Neuro, Inc 170,160
160,384 (a) Community Health Systems, Inc 529,267
18,280 (a) Computer Programs & Systems, Inc 144,412
40,477 Conmed Corp 2,751,626
11,554 (a) Corvel Corp 2,759,673
46,184 (a) Cross Country Healthcare, Inc 812,838
49,448 (a) CryoLife, Inc 970,170
15,323 (a) CVRx, Inc 237,660
61,038 (a) Definitive Healthcare Corp 423,604
111,839 (a) DocGo, Inc 378,016
71,376 Embecta Corp 723,039
68,394 (a) Enhabit, Inc 690,095
71,093 Ensign Group, Inc 8,414,567
143,927 (a) Evolent Health, Inc 3,992,535
171,182 (a) Figs, Inc 874,740
27,932 (a) Fulgent Genetics, Inc 568,416
61,760 (a) Glaukos Corp 5,928,960
145,121 (a) Guardant Health, Inc 2,612,178
65,936 (a) Haemonetics Corp 6,062,815
76,936 (a) Health Catalyst, Inc 478,542
110,617 (a) HealthEquity, Inc 8,728,787
28,880 HealthStream, Inc 744,238
157,431 (a) Hims & Hers Health, Inc 1,972,610
69,757 (a) Inari Medical, Inc 2,604,726
25,023 (a) InfuSystem Holdings, Inc 187,923
101,140 (a) Inmode Ltd 1,738,597
21,483 (a) Innovage Holding Corp 76,265
32,057 (a) Inogen, Inc 217,988
43,525 (a) Integer Holdings Corp 4,858,696
9,882 iRadimed Corp 401,308
39,957 (a) iRhythm Technologies, Inc 4,378,488
20,600 (a) Joint Corp 245,964
88,883 (a) Lantheus Holdings, Inc 5,914,275
26,168 LeMaitre Vascular, Inc 1,695,686
144,121 (a),(b) LifeStance Health Group, Inc 890,668
70,759 (a) LivaNova plc 3,944,814
74,176 (a) Merit Medical Systems, Inc 5,496,442
17,709 (a) ModivCare, Inc 415,630
529,041 (a),(b) Multiplan Corp 343,771
63,975 (a),(b) Nano-X Imaging Ltd 573,216
15,659 National Healthcare Corp 1,422,933
19,429 National Research Corp 665,443
285,505 (a) Neogen Corp 3,520,277
168,270 (a) NeoGenomics, Inc 2,342,318
47,225 (a) Nevro Corp 499,641
59,049 (a) Omnicell, Inc 1,583,104
479,282 (a),(b) Opko Health, Inc 584,724
21,914 (a) OptimizeRx Corp 223,523
219,327 (a) Option Care Health, Inc 6,555,684
99,167 (a) OraSure Technologies, Inc 524,593
12,006 (a) Orchestra BioMed Holdings, Inc 52,946
47,704 (a) Orthofix Medical, Inc 620,152
20,885 (a) OrthoPediatrics Corp 618,823
65,683 (a),(b) Outset Medical, Inc 166,178
96,134 (a) Owens & Minor, Inc 2,378,355
61,370 (a) Paragon 28, Inc 565,831
109,032 Patterson Cos, Inc 2,777,045

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
112,512 (a) Pediatrix Medical Group, Inc $ 997,981
34,250 (a) Pennant Group, Inc 716,168
33,037 (a) PetIQ, Inc 539,164
68,121 (a) Phreesia, Inc 1,412,830
150,696 (a) Privia Health Group, Inc 2,772,806
52,570 (a) PROCEPT BioRobotics Corp 2,785,159
104,334 (a) Progyny, Inc 3,344,948
47,757 (a) Pulmonx Corp 363,431
22,441 (a),(b) Pulse Biosciences, Inc 165,390
55,552 (a) Quipt Home Medical Corp 199,987
78,036 (a) RadNet, Inc 3,784,746
47,821 (a),(b) Repro-Med Systems, Inc 103,772
36,611 (a) RxSight, Inc 1,908,531
5,089 (a) Sanara Medtech, Inc 162,034
70,261 (a) Schrodinger, Inc 1,712,963
137,065 Select Medical Holdings Corp 3,888,534
4,453 (a) Semler Scientific, Inc 113,685
420,520 (a),(b) Sharecare, Inc 301,050
54,102 (a) SI-BONE, Inc 771,495
51,255 (a) Silk Road Medical, Inc 996,397
20,907 (b) Simulations Plus, Inc 948,132
62,942 (a) STAAR Surgical Co 2,892,814
99,193 (a) Surgery Partners, Inc 2,474,865
19,020 (a) SurModics, Inc 488,624
31,396 (a) Tactile Systems Technology, Inc 432,323
22,148 (a) Tela Bio, Inc 99,777
41,111 (a),(b) TransMedics Group, Inc 3,869,778
61,173 (a) Treace Medical Concepts, Inc 634,364
9,505 (a) UFP Technologies, Inc 1,957,460
19,725 US Physical Therapy, Inc 2,002,285
4,768 Utah Medical Products, Inc 315,642
53,665 (a) Varex Imaging Corp 872,056
47,009 (a) Viemed Healthcare, Inc 385,004
34,878 (a) Zimvie, Inc 530,146
18,760 (a),(b) Zynex, Inc 205,797
TOTAL HEALTH CARE EQUIPMENT & SERVICES 179,671,684
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
43,730 (a),(b) Beauty Health Co 141,248
171,911 (a) BellRing Brands, Inc 9,484,330
13,300 (a),(b) Central Garden & Pet Co 544,635
66,759 (a) Central Garden and Pet Co (Class A) 2,365,271
63,455 Edgewell Personal Care Co 2,387,177
70,461 (a) elf Beauty, Inc 11,452,026
91,257 Energizer Holdings, Inc 2,620,901
131,960 (a) Herbalife Ltd 1,141,454
23,452 Inter Parfums, Inc 2,729,344
14,608 Medifast, Inc 402,158
18,571 (a) Nature's Sunshine Products, Inc 361,206
67,415 Nu Skin Enterprises, Inc (Class A) 792,801
6,480 Oil-Dri Corp of America 448,740
14,485 (a) USANA Health Sciences, Inc 601,417
31,500 (a) Waldencast plc 153,405
17,782 WD-40 Co 4,021,044
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 39,647,157
INSURANCE - 1 .9%
59,995 (a) AMBAC Financial Group, Inc 866,928
102,729 American Equity Investment Life Holding Co 5,764,124
24,817 Amerisafe, Inc 1,131,655
78,646 (a) BRP Group, Inc 2,095,129
144,434 CNO Financial Group, Inc 3,802,947
15,196 Crawford & Co 141,019
13,729 Donegal Group, Inc (Class A) 184,518

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
32,925 (a) eHealth, Inc $ 140,919
32,059 Employers Holdings, Inc 1,365,393
15,384 (a) Enstar Group Ltd 4,467,052
24,912 F&G Annuities & Life, Inc 942,172
79,066 Fidelis Insurance Holdings Ltd 1,469,046
587,696 (a) Genworth Financial, Inc (Class A) 3,485,037
5,436 (a),(b) GoHealth, Inc 54,740
28,030 (a) Goosehead Insurance, Inc 1,595,187
28,173 (a) Greenlight Capital Re Ltd (Class A) 341,457
21,853 (a) Hamilton Insurance Group Ltd 296,764
9,527 (b) HCI Group, Inc 1,087,793
15,753 (a),(b) Hippo Holdings, Inc 336,957
54,712 Horace Mann Educators Corp 2,016,684
1,606 Investors Title Co 257,651
39,977 James River Group Holdings Ltd 355,396
15,529 (a) Kingsway Financial Services, Inc 138,208
69,511 (a),(b) Lemonade, Inc 1,197,675
115,265 (a),(b) Maiden Holdings Ltd 239,751
62,428 MBIA, Inc 392,672
36,239 Mercury General Corp 1,893,850
2,844 National Western Life Group, Inc 1,390,204
11,769 (a) NI Holdings, Inc 175,005
205,063 (a) Oscar Health, Inc 3,561,944
32,062 (a) Palomar Holdings, Inc 2,522,318
73,221 ProAssurance Corp 978,233
18,816 Safety Insurance Group, Inc 1,497,189
79,416 Selective Insurance Group, Inc 8,072,636
185,776 (a) Selectquote, Inc 280,522
85,732 (a) SiriusPoint Ltd 1,009,923
38,949 (a) Skyward Specialty Insurance Group, Inc 1,360,099
34,794 Stewart Information Services Corp 2,157,576
33,806 Tiptree, Inc 538,530
50,412 (a) Trupanion, Inc 1,134,270
28,478 United Fire Group, Inc 629,079
26,792 (a) United Insurance Holdings Corp 280,512
32,896 Universal Insurance Holdings, Inc 642,130
TOTAL INSURANCE 62,290,894
MATERIALS - 4 .8%
52,114 (a),(b) 5E Advanced Materials, Inc 59,931
35,671 AdvanSix, Inc 901,050
168,420 (a) Allegheny Technologies, Inc 10,054,674
15,117 Alpha Metallurgical Resources, Inc 4,945,073
38,046 American Vanguard Corp 433,344
1,344,063 (a),(b) Arcadium Lithium plc 5,913,877
23,823 Arch Resources, Inc 3,782,616
62,914 (a) Aspen Aerogels, Inc 985,233
118,496 Avient Corp 5,026,600
41,554 Balchem Corp 5,874,905
70,975 Cabot Corp 6,475,049
22,143 Caledonia Mining Corp plc 217,223
63,923 Carpenter Technology Corp 5,478,201
65,544 (a) Century Aluminum Co 1,137,189
19,660 (a) Clearwater Paper Corp 885,486
449,868 (a) Coeur Mining, Inc 2,033,403
153,778 Commercial Metals Co 8,264,030
46,667 Compass Minerals International, Inc 581,004
169,118 (a) Constellium SE 3,329,934
10,622 (a) Contango ORE, Inc 221,681
10,158 (a) Core Molding Technologies, Inc 183,047
71,181 (a) Dakota Gold Corp 189,342
125,548 (a),(b) Danimer Scientific, Inc 94,161
114,180 (a) Ecovyst, Inc 1,076,717

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
35,238 FutureFuel Corp $ 190,990
60,484 (a) Glatfelter Corp 86,492
30,913 Greif, Inc (Class A) 1,894,349
5,388 Greif, Inc (Class B) 336,642
70,092 H.B. Fuller Co 5,236,573
24,882 Hawkins, Inc 1,885,309
15,291 Haynes International, Inc 919,754
807,089 Hecla Mining Co 3,817,531
262,037 (a),(b) i-80 Gold Corp 309,204
49,392 (a) Ingevity Corp 2,525,907
32,403 Innospec, Inc 3,888,360
15,133 (a) Intrepid Potash, Inc 304,476
85,679 (a) Ivanhoe Electric, Inc 865,358
20,823 Kaiser Aluminum Corp 1,884,273
73,079 (a) Knife River Corp 5,714,047
27,522 Koppers Holdings, Inc 1,411,328
30,976 Kronos Worldwide, Inc 354,675
73,197 (a) LSB Industries, Inc 680,732
26,855 Materion Corp 3,086,714
41,650 Minerals Technologies, Inc 3,035,869
49,769 Myers Industries, Inc 1,089,941
299,790 (a) Novagold Resources, Inc 869,391
204,077 (a) O-I Glass, Inc 3,052,992
13,023 Olympic Steel, Inc 827,872
136,132 (a),(b) Origin Materials, Inc 110,199
70,669 Orion S.A. 1,672,029
48,549 Pactiv Evergreen, Inc 739,887
188,567 (a) Perimeter Solutions S.A. 1,319,969
51,867 (a) Perpetua Resources Corp 283,194
24,661 (a),(b) Piedmont Lithium, Inc 302,097
104,758 (a),(b) PureCycle Technologies, Inc 489,220
17,774 Quaker Chemical Corp 3,315,384
6,249 Ramaco Resources, Inc 69,426
31,252 Ramaco Resources, Inc 490,031
59,396 (a) Ranpak Holdings Corp 430,027
83,699 (a) Rayonier Advanced Materials, Inc 312,197
35,255 Ryerson Holding Corp 1,006,530
34,222 Schnitzer Steel Industries, Inc (Class A) 596,147
73,697 Schweitzer-Mauduit International, Inc 1,345,707
55,727 Sensient Technologies Corp 4,080,331
28,624 Stepan Co 2,375,506
157,206 (a) Summit Materials, Inc 6,115,313
115,874 SunCoke Energy, Inc 1,194,661
46,444 Sylvamo Corp 2,902,750
53,766 (a) TimkenSteel Corp 1,105,429
45,315 Tredegar Corp 289,110
56,113 Trimas Corp 1,458,377
49,274 Trinseo plc 128,605
152,266 Tronox Holdings plc 2,586,999
2,386 United States Lime & Minerals, Inc 739,660
3,773 Valhi, Inc 55,727
66,824 Warrior Met Coal, Inc 4,567,420
40,253 Worthington Industries, Inc 2,300,862
42,117 Worthington Steel, Inc 1,296,783
TOTAL MATERIALS 156,092,126
MEDIA & ENTERTAINMENT - 1 .6%
119,692 (a) Advantage Solutions, Inc 509,888
43,573 (a) AMC Networks, Inc 462,745
12,450 (a) Atlanta Braves Holdings, Inc 502,233
61,355 (a) Atlanta Braves Holdings, Inc 2,296,518
30,157 (a) Boston Omaha Corp 465,624
130,807 (a) Bumble, Inc 1,321,151

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
36,340 (a) Cardlytics, Inc $ 445,165
124,938 (a) Cargurus, Inc 2,806,107
89,483 (a) Cars.com, Inc 1,495,261
144,605 (a) Cinemark Holdings, Inc 2,478,530
514,235 (a) Clear Channel Outdoor Holdings, Inc 714,787
1,684 (a) Daily Journal Corp 564,477
59,741 (a) DHI Group, Inc 139,794
19,910 (a) Emerald Holding, Inc 114,482
78,418 Entravision Communications Corp (Class A) 163,894
97,185 (a) Eventbrite, Inc 513,137
26,995 (a) EverQuote, Inc 544,489
69,850 (a) EW Scripps Co (Class A) 262,636
382,380 (a),(b) fuboTV, Inc 542,980
18,540 (a) Gambling.com Group Ltd 160,371
169,876 (a) Gannett Co, Inc 411,100
116,164 Gray Television, Inc 667,943
54,843 (a),(b) Grindr, Inc 536,913
147,651 (a) iHeartMedia, Inc 310,067
60,717 (a) IMAX Corp 972,079
88,012 (a) Integral Ad Science Holding Corp 844,035
46,360 John Wiley & Sons, Inc (Class A) 1,741,745
78,321 (a) Lions Gate Entertainment Corp (Class A) 790,259
159,743 (a) Lions Gate Entertainment Corp (Class B) 1,506,376
51,391 (a) Madison Square Garden Entertainment Corp 2,011,958
179,043 (a) Magnite, Inc 1,580,950
33,377 (b) Marcus Corp 435,236
30,198 (a) MediaAlpha, Inc 611,509
197,881 (a) Nextdoor Holdings, Inc 403,677
55,980 (a) Outbrain, Inc 226,719
110,418 (a) Playstudios, Inc 238,503
54,478 (a) PubMatic, Inc 1,222,486
72,007 (a) QuinStreet, Inc 1,302,607
28,672 (a),(b) Reservoir Media, Inc 256,614
34,322 Scholastic Corp 1,222,550
32,860 Shutterstock, Inc 1,403,451
44,646 (b) Sinclair, Inc 549,146
33,655 (a) Sphere Entertainment Co 1,307,833
107,400 (a) Stagwell, Inc 639,030
34,112 (a),(b) System1, Inc 58,332
34,289 (a) TechTarget, Inc 942,947
255,303 TEGNA, Inc 3,482,333
40,670 (a) Thryv Holdings, Inc 935,817
15,132 Townsquare Media, Inc 182,643
129,623 (a) TrueCar, Inc 342,205
11,707 (a) Urban One, Inc 23,297
14,859 (a) Urban One, Inc 23,031
201,481 (a) Vimeo, Inc 723,317
97,832 (a) Vivid Seats, Inc 514,596
73,523 (a) WideOpenWest, Inc 262,477
88,024 (a) Yelp, Inc 3,542,086
59,741 (a) Ziff Davis, Inc 2,993,621
85,554 (a) ZipRecruiter, Inc 879,495
TOTAL MEDIA & ENTERTAINMENT 52,603,252
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .3%
68,049 (a),(b) 2seventy bio, Inc 310,303
52,932 (a) 4D Molecular Therapeutics, Inc 1,266,663
103,282 (a) 89bio, Inc 878,930
20,225 (a) Aadi Bioscience, Inc 38,832
158,494 (a) Acadia Pharmaceuticals, Inc 2,648,435
94,925 (a),(b) ACELYRIN, Inc 396,786
94,576 (a) Aclaris Therapeutics, Inc 114,437
11,821 (a),(b) Acrivon Therapeutics, Inc 107,453

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
35,556 (a),(b) Actinium Pharmaceuticals, Inc $ 273,781
155,076 (a) Adaptive Biotechnologies Corp 406,299
39,462 (a),(b) Adicet Bio, Inc 58,798
280,307 (a) ADMA Biologics, Inc 1,827,602
15,387 (a) Aerovate Therapeutics, Inc 307,894
23,340 (a),(b) Agenus, Inc 282,881
75,089 (a) Agios Pharmaceuticals, Inc 2,440,392
80,964 (a) Akero Therapeutics, Inc 1,610,374
33,158 (a),(b) Akoya Biosciences, Inc 126,664
62,944 (a) Aldeyra Therapeutics, Inc 247,999
86,500 (a) Alector, Inc 439,420
216,614 (a) Alkermes plc 5,315,708
90,402 (a) Allakos, Inc 94,922
130,716 (a) Allogene Therapeutics, Inc 360,776
50,215 (a) Alpine Immune Sciences, Inc 3,243,387
67,327 (a) Altimmune, Inc 440,992
36,722 (a),(b) ALX Oncology Holdings, Inc 625,008
378,410 (a) Amicus Therapeutics, Inc 3,780,316
158,933 (a) Amneal Pharmaceuticals, Inc 961,545
48,398 (a) Amphastar Pharmaceuticals, Inc 1,996,417
68,570 (a) Amylyx Pharmaceuticals, Inc 124,112
23,713 (a) AnaptysBio, Inc 577,174
98,638 (a),(b) Anavex Life Sciences Corp 360,029
19,572 (a) ANI Pharmaceuticals, Inc 1,291,752
20,311 (a) Anika Therapeutics, Inc 525,852
88,211 (a) Annexon, Inc 401,360
53,988 (a) Apogee Therapeutics, Inc 2,715,596
169,888 (a),(b) Arbutus Biopharma Corp 463,794
50,131 (a) Arcellx, Inc 2,507,553
31,233 (a) Arcturus Therapeutics Holdings, Inc 798,628
69,238 (a) Arcus Biosciences, Inc 1,054,495
94,471 (a) Arcutis Biotherapeutics, Inc 785,999
301,059 (a) Ardelyx, Inc 1,926,778
12,932 (a) ArriVent Biopharma, Inc 213,637
153,448 (a) Arrowhead Pharmaceuticals, Inc 3,470,994
33,145 (a) ARS Pharmaceuticals, Inc 288,362
64,615 (a) Arvinas, Inc 2,052,819
120,384 (a),(b) Assertio Holdings, Inc 106,552
65,181 (a) Astria Therapeutics, Inc 598,362
105,147 (a) Atea Pharmaceuticals, Inc 389,044
37,316 (a) Aura Biosciences, Inc 276,138
171,754 (a) Aurinia Pharmaceuticals, Inc 874,228
83,065 (a) Avid Bioservices, Inc 633,786
95,065 (a) Avidity Biosciences, Inc 2,293,918
34,057 (a) Avita Medical, Inc 286,079
46,983 (a),(b) Axsome Therapeutics, Inc 3,465,466
94,965 (a) Beam Therapeutics, Inc 2,015,157
60,363 (a) BioAtla, Inc 136,119
250,932 (a) BioCryst Pharmaceuticals, Inc 1,036,349
88,784 (a) Biohaven Ltd 3,444,819
47,217 (a) BioLife Solutions, Inc 828,186
26,928 (a),(b) Biomea Fusion, Inc 289,207
18,644 (a) Biote Corp 102,728
251,271 (a),(b) Bluebird Bio, Inc 222,902
79,585 (a) Blueprint Medicines Corp 7,269,294
149,515 (a) Bridgebio Pharma, Inc 3,830,574
82,701 (a),(b) Bright Green Corp 20,750
42,459 (a) Cabaletta Bio, Inc 451,976
59,968 (a),(b) Cara Therapeutics, Inc 45,090
70,175 (a) CareDx, Inc 544,558
28,125 (a) Cargo Therapeutics, Inc 537,187
111,659 (a) Caribou Biosciences, Inc 405,322
36,524 (a),(b) Carisma Therapeutics, Inc 59,534

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
50,336 (a),(b) Cassava Sciences, Inc $ 1,114,942
145,423 (a) Catalyst Pharmaceuticals, Inc 2,188,616
23,416 (a) Celcuity, Inc 369,270
81,155 (a) Celldex Therapeutics, Inc 3,036,820
26,194 (a) Century Therapeutics, Inc 76,225
92,263 (a) Cerevel Therapeutics Holdings, Inc 3,940,553
30,405 (a) CG oncology, Inc 1,221,977
78,524 (a),(c) Chinook Therapeutics, Inc 30,624
164,649 (a),(b) Citius Pharmaceuticals, Inc 122,878
89,565 (a) Codexis, Inc 260,634
109,291 (a) Cogent Biosciences, Inc 710,391
95,056 (a),(b) Coherus Biosciences, Inc 186,310
42,690 (a) Collegium Pharmaceutical, Inc 1,576,542
124,245 (a) Compass Therapeutics, Inc 178,913
105,349 (a) Corcept Therapeutics, Inc 2,456,739
53,632 (a),(b) CorMedix, Inc 281,836
85,774 (a) Crinetics Pharmaceuticals, Inc 3,758,617
59,106 (a) CryoPort, Inc 956,926
47,316 (a),(b) Cue Biopharma, Inc 89,900
34,937 (a) Cullinan Oncology, Inc 943,648
153,068 (a) Cytek Biosciences, Inc 919,939
124,678 (a) Cytokinetics, Inc 7,645,255
84,682 (a) Day One Biopharmaceuticals, Inc 1,448,062
72,633 (a) Deciphera Pharmaceuticals, Inc 1,835,436
159,902 (a) Denali Therapeutics, Inc 2,468,887
47,309 (a) Design Therapeutics, Inc 166,528
11,903 (a) Disc Medicine, Inc 331,380
169,045 (a) Dynavax Technologies Corp 1,922,042
77,217 (a) Dyne Therapeutics, Inc 1,954,362
14,382 (a),(b) Eagle Pharmaceuticals, Inc 58,822
75,326 (a) Edgewise Therapeutics, Inc 1,351,348
111,593 (a) Editas Medicine, Inc 581,400
56,201 (a),(b) Emergent Biosolutions, Inc 105,658
25,834 (a) Enanta Pharmaceuticals, Inc 354,959
31,703 (a),(b) Enliven Therapeutics, Inc 551,315
22,579 (a),(b) Entrada Therapeutics, Inc 267,561
122,126 (a) Erasca, Inc 245,473
55,974 (a) Evolus, Inc 658,814
48,722 (a) EyePoint Pharmaceuticals, Inc 857,507
118,657 (a) Fate Therapeutics, Inc 468,695
24,461 (a) Fennec Pharmaceuticals, Inc 224,552
28,008 (a),(b) Foghorn Therapeutics, Inc 152,924
25,224 (a) Genelux Corp 78,447
64,890 (a) Generation Bio Co 183,639
673,923 (a) Geron Corp 2,648,517
169,963 (a) Halozyme Therapeutics, Inc 6,475,590
41,309 (a) Harmony Biosciences Holdings, Inc 1,276,861
39,598 (a),(b) Harrow Health, Inc 403,504
52,517 (a) Harvard Bioscience, Inc 200,615
135,739 (a),(b) Heron Therapeutics, Inc 314,914
34,314 (a) HilleVax, Inc 452,945
80,338 (a),(b) Humacyte, Inc 314,925
85,887 (a) Ideaya Biosciences, Inc 3,491,307
15,873 (a),(b) IGM Biosciences, Inc 152,857
29,269 (a) Ikena Oncology, Inc 38,635
27,824 (a) Immuneering Corp 39,510
180,417 (a),(b) ImmunityBio, Inc 1,441,532
71,140 (a) Immunovant, Inc 1,952,082
43,946 (a) Inhibrx, Inc 1,495,922
80,752 (a) Innoviva, Inc 1,220,163
65,457 (a),(b) Inozyme Pharma, Inc 288,665
180,633 (a) Insmed, Inc 4,465,248
116,534 (a) Intellia Therapeutics, Inc 2,493,828

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
130,943 (a) Intra-Cellular Therapies, Inc $ 9,403,017
309,774 (a) Iovance Biotherapeutics, Inc 3,649,138
183,812 (a) Ironwood Pharmaceuticals, Inc 1,424,543
33,162 (a) iTeos Therapeutics, Inc 356,160
21,259 (a),(b) Janux Therapeutics, Inc 1,211,763
42,377 (a) KalVista Pharmaceuticals, Inc 480,979
153,723 (a) Karyopharm Therapeutics, Inc 158,335
33,539 (a) Keros Therapeutics, Inc 1,891,264
97,211 (a) Kezar Life Sciences, Inc 80,150
43,001 (a) Kiniksa Pharmaceuticals Ltd 804,979
46,566 (a) Kodiak Sciences, Inc 149,477
28,183 (a) Krystal Biotech, Inc 4,315,381
95,283 (a) Kura Oncology, Inc 1,869,452
53,256 (a) Kymera Therapeutics, Inc 1,790,467
35,655 (a) Larimar Therapeutics, Inc 245,663
5,512 LENZ Therapeutics, Inc 87,475
13,478 (a) Lexeo Therapeutics, Inc 167,801
126,230 (a),(b) Lexicon Pharmaceuticals, Inc 194,394
22,292 (a) Ligand Pharmaceuticals, Inc (Class B) 1,557,988
176,749 (a),(b) Lineage Cell Therapeutics, Inc 192,656
63,413 (a),(b) Liquidia Corp 814,857
32,615 (a) Longboard Pharmaceuticals, Inc 694,699
242,546 (a),(b) Lyell Immunopharma, Inc 526,325
82,092 (a) MacroGenics, Inc 1,213,320
19,203 (a) Madrigal Pharmaceuticals, Inc 3,917,796
346,252 (a) MannKind Corp 1,423,096
32,798 (a) Marinus Pharmaceuticals, Inc 46,245
121,346 (a),(b) MaxCyte, Inc 440,486
44,655 (a) MeiraGTx Holdings plc 217,916
13,719 (a) Merrimack Pharmaceuticals, Inc 202,218
123,339 (a),(b) Mersana Therapeutics, Inc 390,985
7,010 Mesa Laboratories, Inc 743,621
155,997 (a) MiMedx Group, Inc 960,942
27,548 (a) Mineralys Therapeutics, Inc 337,463
33,475 (a) Mirum Pharmaceuticals, Inc 840,557
41,302 (a) Monte Rosa Therapeutics, Inc 219,727
47,298 (a) Morphic Holding, Inc 1,289,816
22,624 (a) Mural Oncology PLC 83,709
114,515 (a) Myriad Genetics, Inc 2,241,059
66,458 (a) Nautilus Biotechnology, Inc 168,803
20,749 (a) Neumora Therapeutics, Inc 188,608
32,496 (a) Nkarta, Inc 217,073
129,914 (a),(b) Novavax, Inc 562,528
62,887 (a) Nurix Therapeutics, Inc 755,902
34,708 (a) Nuvalent, Inc 2,390,687
198,189 (a) Nuvation Bio, Inc 592,585
9,280 (a),(b) Nuvectis Pharma, Inc 56,422
151,041 (a) Ocular Therapeutix, Inc 715,934
36,652 (a) Olema Pharmaceuticals, Inc 372,751
33,248 (a),(b) Omega Therapeutics, Inc 74,143
55,246 (a),(b) Omeros Corp 174,025
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 560,457
102,190 (a) Optinose, Inc 83,898
99,130 (a) Organogenesis Holdings, Inc 232,955
53,148 (a),(b) ORIC Pharmaceuticals, Inc 469,297
82,414 (a) Ovid therapeutics, Inc 251,363
270,184 (a) Pacific Biosciences of California, Inc 445,804
61,624 (a) Pacira BioSciences, Inc 1,617,630
38,199 (a),(b) PDS Biotechnology Corp 127,967
13,643 (a) PepGen, Inc 167,536
41,651 (a),(b) Phathom Pharmaceuticals, Inc 376,109

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
28,478 Phibro Animal Health Corp $ 475,583
76,493 (a) Pliant Therapeutics, Inc 904,147
52,216 (a) PMV Pharmaceuticals, Inc 93,989
93,312 (a) Poseida Therapeutics, Inc 225,815
185,473 (a),(b) Precigen, Inc 244,824
13,804 (a),(b) Prelude Therapeutics, Inc 52,041
64,778 (a) Prestige Consumer Healthcare, Inc. 4,648,469
53,396 (a),(b) Prime Medicine, Inc 262,708
46,942 (a),(b) ProKidney Corp 96,935
73,317 (a) Protagonist Therapeutics, Inc 1,840,990
74,027 (a),(b) Protalix BioTherapeutics, Inc 84,391
56,664 (a) Prothena Corp plc 1,152,546
92,963 (a) PTC Therapeutics, Inc 2,988,760
47,125 (a) Quanterix Corp 759,655
127,709 (a),(b) Quantum-Si, Inc 205,611
41,950 (a) Rallybio Corp 80,544
39,628 (a) RAPT Therapeutics, Inc 305,136
175,767 (a),(b) Recursion Pharmaceuticals, Inc 1,374,498
55,956 (a) REGENXBIO, Inc 858,925
122,162 (a) Relay Therapeutics, Inc 796,496
11,909 (a) Reneo Pharmaceuticals, Inc 19,888
68,193 (a) Replimune Group, Inc 433,026
119,788 (a) Revance Therapeutics, Inc 432,435
182,016 (a) REVOLUTION Medicines, Inc 6,785,556
67,929 (a) Rhythm Pharmaceuticals, Inc 2,700,857
242,444 (a) Rigel Pharmaceuticals, Inc 254,566
81,711 (a) Rocket Pharmaceuticals, Inc 1,758,421
71,611 (a) Sage Therapeutics, Inc 998,257
7,575 (a) Sagimet Biosciences, Inc 29,543
127,192 (a) Sana Biotechnology, Inc 1,144,728
233,110 (a) Sangamo Therapeutics Inc 120,028
122,409 (a),(b) Savara, Inc 560,633
68,772 (a) Scholar Rock Holding Corp 1,008,885
39,230 (a),(b) scPharmaceuticals, Inc 175,358
81,550 (a) Seer, Inc 169,624
5,323 (a),(b) Selecta Biosciences, Inc 117,479
51,020 SIGA Technologies, Inc 447,956
88,306 (a),(b),(c) Sorrento Therapeutics, Inc 70,790
89,399 (a) SpringWorks Therapeutics, Inc 4,174,039
37,455 (a) Stoke Therapeutics, Inc 413,129
136,405 (a),(b) Summit Therapeutics, Inc 536,072
65,592 (a) Supernus Pharmaceuticals, Inc 1,974,319
88,668 (a) Sutro Biopharma, Inc 301,028
103,015 (a) Syndax Pharmaceuticals, Inc 2,176,707
56,370 (a) Tango Therapeutics, Inc 434,049
10,807 (a) Taro Pharmaceutical Industries Ltd 459,081
39,094 (a) Tarsus Pharmaceuticals, Inc 1,228,724
62,367 (a) Tenaya Therapeutics, Inc 283,146
58,306 (a) Terns Pharmaceuticals, Inc 294,445
181,468 (a) TG Therapeutics, Inc 2,478,853
70,044 (a),(b) Theravance Biopharma, Inc 591,171
26,824 (a),(b) Third Harmonic Bio, Inc 298,819
98,440 (a) Travere Therapeutics, Inc 544,373
57,709 (a) Trevi Therapeutics, Inc 169,087
74,163 (a) Twist Bioscience Corp 2,316,110
18,400 (a) Tyra Biosciences, Inc 314,640
37,124 (a),(b) UroGen Pharma Ltd 513,054
77,049 (a) Vanda Pharmaceuticals, Inc 366,753
137,932 (a) Vaxcyte, Inc 8,351,783
60,524 (a) Ventyx Biosciences, Inc 226,360
52,343 (a) Vera Therapeutics, Inc 2,068,072
94,761 (a) Veracyte, Inc 1,854,473
63,422 (a) Vericel Corp 2,909,167

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
28,476 (a) Verrica Pharmaceuticals, Inc $ 198,335
86,100 (a) Verve Therapeutics, Inc 517,461
22,032 (a) Vigil Neuroscience, Inc 57,504
133,181 (a) Viking Therapeutics, Inc 10,598,544
113,567 (a) Vir Biotechnology, Inc 960,777
65,107 (a) Viridian Therapeutics, Inc 863,319
51,509 (a) Vor BioPharma, Inc 88,595
42,867 (a) Voyager Therapeutics, Inc 335,220
96,153 (a),(b) WaVe Life Sciences Ltd 474,035
167,362 (a),(b) X4 Pharmaceuticals, Inc 187,445
78,294 (a) Xencor, Inc 1,639,476
185,451 (a) Xeris Biopharma Holdings, Inc 324,539
9,988 (a) XOMA Corp 253,096
42,819 (a),(b) Y-mAbs Therapeutics, Inc 651,277
78,566 (a) Zentalis Pharmaceuticals, Inc 868,940
47,316 (a) Zevra Therapeutics, Inc 216,707
23,657 (a) Zura Bio Ltd 101,015
72,589 (a) Zymeworks, Inc 622,814
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 303,983,461
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .6%
2,110 (a),(b) American Realty Investors, Inc 29,076
147,307 (a) Anywhere Real Estate, Inc 715,912
361,159 (a) Compass, Inc 1,137,651
224,697 (a) Cushman & Wakefield plc 2,168,326
211,082 DigitalBridge Group, Inc 3,470,188
122,458 Douglas Elliman, Inc 166,543
96,938 (b) eXp World Holdings, Inc 965,503
24,714 (a) Forestar Group, Inc 765,887
17,516 (a) FRP Holdings, Inc 530,910
163,123 Kennedy-Wilson Holdings, Inc 1,401,227
32,091 Marcus & Millichap, Inc 1,016,322
9,874 (a) Maui Land & Pineapple Co, Inc 192,346
184,348 Newmark Group, Inc 1,764,210
725,368 (a) Opendoor Technologies, Inc 1,443,482
23,741 Re/Max Holdings, Inc 166,662
144,574 (a),(b) Redfin Corp 811,060
20,152 RMR Group, Inc 478,005
43,612 St. Joe Co 2,494,606
8,230 (a) Stratus Properties, Inc 186,656
28,670 (a) Tejon Ranch Co 481,083
1,691 (a) Transcontinental Realty Investors, Inc 48,447
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 20,434,102
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .1%
64,217 (a) ACM Research, Inc 1,638,818
36,387 (a),(b) Aehr Test Systems 435,916
30,740 (a) Alpha & Omega Semiconductor Ltd 672,284
49,265 (a) Ambarella, Inc 2,264,712
145,732 Amkor Technology, Inc 4,714,430
28,637 (a),(b) Atomera, Inc 132,876
42,418 (a) Axcelis Technologies, Inc 4,391,111
28,763 (a) Ceva, Inc 583,026
16 (a),(c) China Energy Savings Technology, Inc 0
62,303 (a) Cohu, Inc 1,889,027
162,299 (a) Credo Technology Group Holding Ltd 2,900,283
59,630 (a) Diodes, Inc 4,353,586
101,171 (a) Formfactor, Inc 4,511,215
37,652 (a) Ichor Holdings Ltd 1,460,145
30,239 (a) Impinj, Inc 4,819,492
204,872 (a),(b) indie Semiconductor, Inc 1,151,381
14,287 (a) inTEST Corp 161,014
71,063 Kulicke & Soffa Industries, Inc 3,288,796
72,342 (a) MACOM Technology Solutions Holdings, Inc 7,375,267

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
39,710 (a),(b) Maxeon Solar Technologies Ltd $ 77,434
98,684 (a) MaxLinear, Inc 2,051,640
147,697 (a) Navitas Semiconductor Corp 639,528
6,396 NVE Corp 520,634
63,956 (a) Onto Innovation, Inc 11,863,198
41,128 (a) PDF Solutions, Inc 1,237,130
81,337 (a) Photronics, Inc 2,229,447
75,254 Power Integrations, Inc 5,020,947
140,649 (a) Rambus, Inc 7,710,378
82,506 (a) Semtech Corp 3,103,876
41,487 (a) Silicon Laboratories, Inc 5,040,256
22,642 (a) SiTime Corp 2,017,855
26,944 (a),(b) SkyWater Technology, Inc 276,445
67,443 (a) SMART Global Holdings, Inc 1,232,184
51,585 (a) Synaptics, Inc 4,640,587
29,962 (a) Transphorm, Inc 143,818
58,863 (a) Ultra Clean Holdings 2,462,239
66,149 (a) Veeco Instruments, Inc 2,337,706
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 99,348,681
SOFTWARE & SERVICES - 6 .3%
154,489 (a) 8x8, Inc 341,421
94,696 A10 Networks, Inc 1,236,730
140,377 (a) ACI Worldwide, Inc 4,786,856
137,971 Adeia, Inc 1,357,635
26,114 (a) Agilysys, Inc 2,168,768
62,326 (a) Alarm.com Holdings, Inc 4,144,679
52,968 (a) Alkami Technology, Inc 1,274,940
72,198 (a) Altair Engineering, Inc 5,808,329
42,572 American Software, Inc (Class A) 430,403
91,578 (a) Amplitude, Inc 896,549
25,210 (a) Appfolio, Inc 5,717,124
56,141 (a) Appian Corp 2,101,919
111,481 (a),(b) Applied Digital Corp 301,556
108,467 (a) Asana, Inc 1,612,904
25,633 (a) Asure Software, Inc 189,428
193,997 (a) AvePoint, Inc 1,507,357
37,314 (a),(b) BigBear.ai Holdings, Inc 61,941
92,493 (a) BigCommerce Holdings, Inc 523,510
120,893 (a),(b) Bit Digital, Inc 246,017
57,244 (a) Blackbaud, Inc 4,460,452
74,353 (a) BlackLine, Inc 4,316,192
185,026 (a) Box, Inc 4,814,376
69,338 (a) Braze, Inc 2,905,262
52,707 (a) Brightcove, Inc 93,818
106,569 (a),(b) C3.ai, Inc 2,401,000
52,366 (a) Cerence, Inc 477,054
54,565 (a) Cipher Mining, Inc 202,982
251,743 (a) Cleanspark, Inc 4,123,550
106,359 Clear Secure, Inc 1,858,092
57,743 (a) Commvault Systems, Inc 5,916,925
25,392 (a) Consensus Cloud Solutions, Inc 295,563
9,622 (a),(b) CoreCard Corp 115,271
45,997 (a) Couchbase, Inc 1,110,368
31,049 (a) CS Disco, Inc 234,420
18,229 (a),(b) Digimarc Corp 385,361
127,855 (a) Digital Turbine, Inc 244,203
79,979 (a) DigitalOcean Holdings, Inc 2,628,110
41,771 (a) Domo, Inc 314,536
229,054 (a) E2open Parent Holdings, Inc 1,110,912
32,005 (a) eGain Corp 198,751
50,931 (a) Enfusion, Inc 474,168
65,456 (a) Envestnet, Inc 4,062,854

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
51,639 (a) Everbridge, Inc $ 1,794,455
23,497 (a) EverCommerce, Inc 211,473
74,393 (a) Expensify, Inc 119,029
157,011 (a) Fastly, Inc 1,986,189
211,156 (a) Freshworks, Inc 3,769,135
69,296 (a) Grid Dynamics Holdings, Inc 677,022
32,648 Hackett Group, Inc 708,135
14,547 (a) IBEX Holdings Ltd 190,566
49,632 Information Services Group, Inc 167,260
23,549 (a) Instructure Holdings, Inc 450,492
52,024 (a) Intapp, Inc 1,608,582
33,131 InterDigital, Inc 3,271,024
93,971 (a) Jamf Holding Corp 1,829,615
113,547 (a),(b) Kaltura, Inc 139,663
97,810 (a) Liveperson, Inc 48,993
85,736 (a) LiveRamp Holdings, Inc 2,752,983
292,564 (a) Marathon Digital Holdings, Inc 4,698,578
341,827 (a) Matterport, Inc 1,572,404
34,938 (a) MeridianLink, Inc 582,766
19,392 (a),(b) MicroStrategy, Inc (Class A) 20,653,062
59,675 (a) Mitek Systems, Inc 753,695
51,523 (a) Model N, Inc 1,527,657
92,068 (a) N-able, Inc 1,128,754
74,973 (a),(b) NextNav, Inc 683,004
139,279 (a) Olo, Inc 668,539
42,356 ON24, Inc 279,126
53,118 (a) OneSpan, Inc 574,737
119,323 (a) PagerDuty, Inc 2,381,687
45,326 (a) Perficient, Inc 2,142,107
71,468 (a) PowerSchool Holdings, Inc 1,237,826
57,688 Progress Software Corp 2,874,016
60,276 (a) PROS Holdings, Inc 1,974,039
75,905 (a) Q2 Holdings, Inc 3,900,758
48,575 (a) Qualys, Inc 7,961,928
78,405 (a) Rapid7, Inc 3,512,544
68,658 (a) Rimini Street, Inc 182,630
258,239 (a) Riot Platforms, Inc 2,610,796
39,109 Sapiens International Corp NV 1,204,557
41,848 (a) SEMrush Holdings, Inc 512,219
67,188 SolarWinds Corp 740,412
178,328 (a),(b) SoundHound AI, Inc 756,111
11,953 (a) SoundThinking, Inc 159,692
136,514 (a) Sprinklr, Inc 1,595,849
63,245 (a) Sprout Social, Inc 3,190,710
47,813 (a) SPS Commerce, Inc 8,313,246
74,116 (a) Squarespace, Inc 2,583,684
150,001 (a) Tenable Holdings, Inc 6,745,545
183,601 (a),(b) Terawulf, Inc 398,414
124,531 (a) Thoughtworks Holding, Inc 288,912
13,579 (a),(b) Tucows, Inc 239,941
80,099 (a) Unisys Corp 434,938
142,692 (a) Varonis Systems, Inc 6,242,775
79,940 (a) Verint Systems, Inc 2,420,583
17,360 (a) Viant Technology, Inc 152,594
43,626 (a) Weave Communications, Inc 466,362
64,638 (a) Workiva, Inc 5,093,474
58,016 (a) Xperi, Inc 609,748
147,082 (a) Yext, Inc 807,480
181,585 (a) Zeta Global Holdings Corp 2,244,391
180,434 (a) Zuora, Inc 1,779,079
TOTAL SOFTWARE & SERVICES 206,058,271

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 5 .1%
30,205 (a),(b) 908 Devices, Inc $ 172,169
103,824 ADTRAN Holdings, Inc 454,749
48,793 Advanced Energy Industries, Inc 4,676,321
27,230 (a),(b) Aeva Technologies, Inc 84,958
95,939 (a),(b) Akoustis Technologies, Inc 56,326
119,140 (a) Arlo Technologies, Inc 1,474,953
15,093 (a) Aviat Networks, Inc 504,861
38,480 Badger Meter, Inc 7,038,762
13,903 Bel Fuse, Inc (Class B) 816,384
54,376 Belden CDT, Inc 4,419,138
47,165 Benchmark Electronics, Inc 1,424,855
75,648 (a) Calix, Inc 2,097,719
15,390 (a) Cambium Networks Corp 52,172
17,023 (a),(b) Clearfield, Inc 512,733
5,413 Climb Global Solutions, Inc 348,922
226,468 (a) CommScope Holding Co, Inc 202,462
19,845 (a),(b) CompoSecure, Inc 137,923
49,333 (a) Corsair Gaming, Inc 547,596
5,715 (a) CPI Card Group, Inc 98,584
40,084 CTS Corp 1,833,843
52,112 (a) Daktronics, Inc 492,458
46,873 (a) Digi International, Inc 1,437,126
37,273 (a) DZS, Inc 36,531
74,749 (a) Eastman Kodak Co 336,370
34,667 (a) ePlus, Inc 2,665,199
152,459 (a) Evolv Technologies Holdings, Inc 596,115
165,912 (a) Extreme Networks, Inc 1,858,214
48,000 (a) Fabrinet 8,307,360
25,759 (a) FARO Technologies, Inc 482,981
140,517 (a) Harmonic, Inc 1,509,153
42,335 Immersion Corp 307,775
271,730 (a),(b) Infinera Corp 1,309,739
36,697 (a) Insight Enterprises, Inc 6,699,771
31,595 (a) Intevac, Inc 133,647
209,468 (a),(b) IonQ, Inc 1,790,951
55,526 (a) Iteris, Inc 248,756
59,440 (a) Itron, Inc 5,475,613
31,385 (a) Kimball Electronics, Inc 656,888
118,060 (a) Knowles Corp 1,868,890
23,802 (a) KVH Industries, Inc 114,250
155,618 (a),(b) Lightwave Logic, Inc 594,461
42,898 (a) Luna Innovations, Inc 88,370
46,978 Methode Electronics, Inc 572,662
240,192 (a),(b) MicroVision, Inc 348,278
259,949 (a) Mirion Technologies, Inc 2,825,646
42,210 Napco Security Technologies, Inc 1,717,947
37,896 (a) Netgear, Inc 560,103
89,220 (a) Netscout Systems, Inc 1,718,377
59,828 (a) nLight, Inc 681,441
46,611 (a) Novanta, Inc 7,294,622
21,007 (a) OSI Systems, Inc 2,761,160
35,663 (a),(b) PAR Technology Corp 1,507,832
15,952 PC Connection, Inc 988,545
35,442 (a) Plexus Corp 3,579,996
114,929 (a) Ribbon Communications, Inc 364,325
15,463 Richardson Electronics Ltd 162,825
22,595 (a) Rogers Corp 2,690,839
71,921 (a) Sanmina Corp 4,363,447
33,317 (a) Scansource, Inc 1,386,654
249,482 (a),(b) SmartRent, Inc 578,798
66,403 (a) Super Micro Computer, Inc 57,026,896
130,279 (a) TTM Technologies, Inc 1,945,065
23,429 (a) Turtle Beach Corp 330,349

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
298,029 (a) Viavi Solutions, Inc $ 2,354,429
165,502 Vishay Intertechnology, Inc 3,829,716
16,057 (a) Vishay Precision Group, Inc 529,881
153,872 Xerox Holdings Corp 2,044,959
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 166,130,840
TELECOMMUNICATION SERVICES - 0 .6%
17,395 (a) Anterix, Inc 548,291
150,344 (a),(b) AST SpaceMobile, Inc 332,260
14,813 ATN International, Inc 282,632
31,861 (a) Bandwidth, Inc 579,870
57,956 Cogent Communications Group, Inc 3,719,616
105,124 (a) Consolidated Communications Holdings, Inc 454,136
157,179 (a) EchoStar Corp (Class A) 2,513,292
915,192 (a),(b) Globalstar, Inc 1,180,598
90,915 (a) Gogo, Inc 823,690
21,037 IDT Corp 747,655
48,837 (a) Liberty Latin America Ltd (Class A) 368,719
188,205 (a) Liberty Latin America Ltd (Class C) 1,419,066
1,220,138 (a),(b) Lumen Technologies, Inc 1,451,964
29,212 (a) Ooma, Inc 206,237
61,693 Shenandoah Telecom Co 790,904
24,019 Spok Holdings, Inc 371,094
131,096 Telephone and Data Systems, Inc 2,051,652
TOTAL TELECOMMUNICATION SERVICES 17,841,676
TRANSPORTATION - 1 .2%
65,864 (a) Air Transport Services Group, Inc 844,376
20,123 Allegiant Travel Co 1,097,911
30,622 ArcBest Corp 3,396,286
76,928 (a),(b) Blade Air Mobility, Inc 245,400
58,833 Costamare, Inc 704,819
11,167 Covenant Logistics Group, Inc 504,637
35,177 Forward Air Corp 774,598
44,598 (a),(b) Frontier Group Holdings, Inc 269,372
134,966 FTAI Infrastructure, Inc 977,154
53,978 Genco Shipping & Trading Ltd 1,151,891
163,178 Golden Ocean Group Ltd 2,299,178
70,818 (a) Hawaiian Holdings, Inc 899,389
63,458 Heartland Express, Inc 630,773
38,844 (b) Himalaya Shipping Ltd 317,355
82,469 Hub Group, Inc (Class A) 3,316,903
440,168 (a) JetBlue Airways Corp 2,500,154
363,111 (a),(b) Joby Aviation, Inc 1,833,711
75,196 Marten Transport Ltd 1,272,316
44,767 Matson, Inc 4,824,987
8,979 (a) PAM Transportation Services, Inc 153,810
47,422 Pangaea Logistics Solutions Ltd 341,438
51,631 (a) Radiant Logistics, Inc 255,057
153,071 (a) RXO, Inc 2,894,573
75,940 (b) Safe Bulkers, Inc 378,941
52,763 (a) Skywest, Inc 3,853,282
127,109 (b) Spirit Airlines, Inc 448,695
49,955 (a) Sun Country Airlines Holdings, Inc 664,901
7,485 Universal Truckload Services, Inc 334,430
82,507 Werner Enterprises, Inc 2,821,739
TOTAL TRANSPORTATION 40,008,076
UTILITIES - 2 .6%
75,856 Allete, Inc 4,492,192
88,948 (a) Altus Power, Inc 326,439
48,228 American States Water Co 3,416,472
13,352 Artesian Resources Corp 467,053
100,742 Avista Corp 3,624,697

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
89,187 Black Hills Corp $ 4,896,366
156,545 Brookfield Infrastructure Corp 4,769,926
56,339 (a),(b) Cadiz, Inc 128,453
76,898 California Water Service Group 3,777,230
28,140 Chesapeake Utilities Corp 2,979,182
20,522 Consolidated Water Co, Inc 522,285
27,477 Genie Energy Ltd 420,123
17,733 Global Water Resources, Inc 217,052
47,198 MGE Energy, Inc 3,696,547
23,404 Middlesex Water Co 1,187,051
83,866 (a) Montauk Renewables, Inc 301,918
126,106 New Jersey Resources Corp 5,509,571
46,254 Northwest Natural Holding Co 1,764,590
79,289 NorthWestern Corp 3,999,337
72,184 ONE Gas, Inc 4,657,312
70,635 Ormat Technologies, Inc 4,508,632
53,945 Otter Tail Corp 4,604,745
111,404 PNM Resources, Inc 4,128,632
132,824 Portland General Electric Co 5,741,982
25,021 (a) Pure Cycle Corp 238,700
10,847 RGC Resources, Inc 223,665
41,635 SJW Corp 2,267,026
81,317 Southwest Gas Holdings Inc 6,067,875
67,295 Spire, Inc 4,158,158
136,391 (a),(b) Sunnova Energy International, Inc 574,206
21,828 Unitil Corp 1,111,918
18,741 York Water Co 665,493
TOTAL UTILITIES 85,444,828
TOTAL COMMON STOCKS 3,226,891,403
(Cost $2,298,359,942)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 203
159,741 (b),(c) Selecta Biosciences, Inc 08/16/24 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,140
TOTAL RIGHTS/WARRANTS 41,140
(Cost $37,315)
TOTAL LONG-TERM INVESTMENTS 3,226,932,543
(Cost $2,298,397,257)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 0 .7%
$ 22,726,000 (d) Fixed Income Clearing Corporation 5 .310% 05/01/24 22,726,000
TOTAL REPURCHASE AGREEMENT 22,726,000
TREASURY DEBT - 0 .4%
2,500,000 United States Treasury Bill 0 .000 05/09/24 2,497,066
5,000,000 United States Treasury Bill 0 .000 05/30/24 4,978,753
5,000,000 United States Treasury Bill 0 .000 06/06/24 4,973,588
TOTAL TREASURY DEBT 12,449,407
TOTAL SHORT-TERM INVESTMENTS 35,175,407
(Cost $35,175,365)

Small Cap Blend Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5%
82,831,887 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .430% (f) $ 82,831,887
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 82,831,887
(Cost $82,831,887)
TOTAL INVESTMENTS - 102.5% 3,344,939,837
(Cost $2,416,404,509)
OTHER ASSETS & LIABILITIES, NET - (2.5)% (81,129,233)
NET ASSETS - 100.0% $ 3,263,810,604
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $110,411,592.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $22,729,352 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $23,180,539.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 337 06/21/24  $ 34,793,299 $ 33,457,360 $ (1,335,939)

Portfolios of Investments
Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 100.2%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,648,737 Britannia Industries Ltd 5.500% 06/03/24 $ 19,688
TOTAL INDIA 19,688
TOTAL CORPORATE BONDS 19,688
(Cost $22,656)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 100.1%
BRAZIL - 5.0%
4,041,297 Ambev S.A. 9,456,103
534,400 Atacadao S.A. 1,149,568
4,824,546 B3 SA-Brasil Bolsa Balcao 10,025,200
1,338,028 Banco Bradesco S.A. 3,184,922
4,545,804 Banco Bradesco S.A. (Preference) 12,256,144
962,900 Banco BTG Pactual S.A. - Unit 6,193,595
1,493,166 Banco do Brasil S.A. 7,884,800
274,974 Banco Santander Brasil S.A. 1,530,399
699,648 BB Seguridade Participacoes S.A. 4,338,610
483,600 Caixa Seguridade Participacoes S 1,458,455
1,034,145 Centrais Eletricas Brasileiras S.A. 7,540,101
210,992 Centrais Eletricas Brasileiras S.A. 1,688,716
738,042 Cia de Concessoes Rodoviarias 1,752,505
301,958 Cia de Saneamento Basico do Estado de Sao Paulo 4,699,812
1,564,075 Cia Energetica de Minas Gerais 2,942,844
964,800 Cia Paranaense de Energia 1,688,948
641,230 Cia Siderurgica Nacional S.A. 1,718,970
1,027,783 Cosan SA Industria e Comercio 2,870,018
211,880 CPFL Energia S.A. 1,301,655
215,752 Energisa S.A. 1,873,900
409,700 (a) Eneva S.A. 976,791
132,125 Engie Brasil Energia S.A. 1,040,695
881,452 Equatorial Energia S.A. 5,192,700
1,148,619 Gerdau S.A. (Preference) 4,039,168
4,529,850 (a),(b) Hapvida Participacoes e Investimentos S.A. 3,219,032
280,403 Hypera S.A. 1,594,095
4,386,490 Investimentos Itau S.A. - PR 8,075,886
4,207,353 Itau Unibanco Holding S.A. 25,409,735
610,033 Klabin S.A. 2,706,767
756,803 Localiza Rent A Car 7,145,948
780,854 Lojas Renner S.A. 2,305,298
3,016,995 (a) Magazine Luiza S.A. 790,185
761,819 Natura & Co Holding S.A. 2,433,959
848,185 Petro Rio S.A. 7,840,558
3,403,478 Petroleo Brasileiro S.A. 29,010,118
4,302,525 Petroleo Brasileiro S.A. (Preference) 34,817,259
1,097,195 Raia Drogasil S.A. 5,405,047
470,488 (b) Rede D'Or Sao Luiz S.A. 2,355,792
1,123,827 (a) Rumo S.A. 4,363,200
1,216,119 (a) Sendas Distribuidora S.A. 3,072,735
678,487 Suzano SA 7,638,630
345,721 Telefonica Brasil S.A. 3,151,876
754,666 TIM S.A. 2,559,348
455,700 TOTVS S.A. 2,416,897
653,460 Ultrapar Participacoes S.A. 3,253,080
2,944,942 Vale S.A. 35,894,423

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BRAZIL—continued
1,026,627 Vibra Energia S.A. $ 4,638,268
1,509,534 WEG S.A. 11,497,529
TOTAL BRAZIL 308,400,284
CHILE - 0.5%
38,210,903 Banco de Chile 4,238,801
74,734 Banco de Credito e Inversiones 2,179,706
53,267,494 Banco Santander Chile S.A. 2,413,558
1,152,948 Cencosud S.A. 1,975,642
12,576,205 Cia Sud Americana de Vapores S.A. 981,155
1,017,734 Empresas CMPC S.A. 2,009,920
387,358 Empresas COPEC S.A. 2,764,220
22,752,382 Enel Chile S.A. 1,350,852
18,656,126 Enersis S.A. 1,748,921
146,483,696 (a) Lan Airlines S.A. 1,982,004
848,975 (a) SACI Falabella 2,272,659
120,732 Sociedad Quimica y Minera de Chile S.A. (Class B) 5,514,398
TOTAL CHILE 29,431,836
CHINA - 26.5%
116,900 360 Finance, Inc (ADR) 2,138,101
351,500 360 Security Technology, Inc 411,263
125,000
37 Interactive Entertainment Network Technology
Group Co Ltd 287,127
667,000 AAC Technologies Holdings, Inc 2,122,818
45,400 Accelink Technologies Co Ltd 232,740
11,685 ACM Research Shanghai, Inc 131,585
30,375 Advanced Micro-Fabrication Equipment, Inc China 590,561
38,500 AECC Aero-Engine Control Co Ltd 103,725
135,300 AECC Aviation Power Co Ltd 659,373
25,467,043 Agricultural Bank of China Ltd 11,356,031
4,666,600 Agricultural Bank of China Ltd (Class A) 2,832,453
455,170 Aier Eye Hospital Group Co Ltd 808,398
32,000 AIMA Technology Group Co Ltd 155,278
499,090 (a) Air China Ltd 507,506
1,602,000 (a) Air China Ltd (H shares) 803,174
124,530 Airtac International Group 4,409,088
424,000 (a),(b) Akeso, Inc 2,594,507
14,150,577 Alibaba Group Holding Ltd 132,492,712
4,500,284 (a),(c) Alibaba Health Information Technology Ltd 1,679,861
3,504,000 Aluminum Corp of China Ltd 2,323,899
785,700 Aluminum Corp of China Ltd (Class A) 802,169
15,390 Amlogic Shanghai Co Ltd 122,352
37,600 Angel Yeast Co Ltd 154,372
1,145,282 Anhui Conch Cement Co Ltd 2,657,127
234,700 Anhui Conch Cement Co Ltd (Class A) 743,399
100,758 Anhui Gujing Distillery Co Ltd 1,651,533
20,900 Anhui Gujing Distillery Co Ltd (Class A) 781,073
119,100 Anhui Jianghuai Automobile Group Corp Ltd 256,324
28,400 Anhui Kouzi Distillery Co Ltd 163,301
28,600 Anhui Yingjia Distillery Co Ltd 279,642
18,200 Anker Innovations Technology Co Ltd 216,213
1,102,486 Anta Sports Products Ltd 12,481,235
97,800 (a)
Asia-Potash International Investment Guangzhou Co
Ltd 239,612
17,929 (a) ASR Microelectronics Co Ltd 100,986
15,400 Asymchem Laboratories Tianjin Co Ltd 175,220
30,100 Autobio Diagnostics Co Ltd 236,356
67,500 Autohome, Inc (ADR) 1,734,750
84,800 Avary Holding Shenzhen Co Ltd 281,311
294,858 AVIC Industry-Finance Holdings Co Ltd 120,763
1,054,861 AviChina Industry & Technology Co Ltd 453,666
14,700 AVICOPTER plc 84,375
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 420,527

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,963,362 (a) Baidu, Inc $ 25,436,492
1,235,616 Bank of Beijing Co Ltd 951,146
259,086 Bank of Changsha Co Ltd 291,487
247,205 Bank of Chengdu Co Ltd 504,320
2,077,343 Bank of China Ltd - A 1,314,329
71,523,425 Bank of China Ltd - H 32,077,543
2,235,200 Bank of Communications Co Ltd - A 2,120,047
8,008,934 Bank of Communications Co Ltd - H 5,766,902
259,700 Bank of Hangzhou Co Ltd 462,384
1,185,010 Bank of Jiangsu Co Ltd 1,321,037
516,900 Bank of Nanjing Co Ltd 664,863
342,168 Bank of Ningbo Co Ltd 1,080,370
861,309 Bank of Shanghai Co Ltd 867,728
320,800 Bank of Suzhou Co Ltd 334,005
1,134,400 Baoshan Iron & Steel Co Ltd 1,086,355
581,926 (a) BeiGene Ltd 6,903,150
264,900 Beijing Dabeinong Technology Group Co Ltd 171,162
178,400 Beijing Enlight Media Co Ltd 229,910
447,000 Beijing Enterprises Holdings Ltd 1,431,092
3,803,583 Beijing Enterprises Water Group Ltd 959,305
24,376 Beijing Kingsoft Office Software, Inc 1,032,453
79,600 Beijing New Building Materials plc 359,994
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 123,829
6,511 Beijing Roborock Technology Co Ltd 380,390
81,100 Beijing Tiantan Biological Products Corp Ltd 321,146
70,200 Beijing Tongrentang Co Ltd 409,365
33,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 317,738
224,900 Beijing Yanjing Brewery Co Ltd 306,906
2,515,700 Beijing-Shanghai High Speed Railway Co Ltd 1,763,248
399,700 (a) Beiqi Foton Motor Co Ltd 144,558
11,800 Bethel Automotive Safety Systems Co Ltd 93,469
195,267 (a),(c) Bilibili, Inc 2,479,534
26,921 Bloomage Biotechnology Corp Ltd 227,945
186,900 (b) BOC Aviation Ltd 1,486,553
162,200 BOC International China Co Ltd 229,219
2,261,500 BOE Technology Group Co Ltd 1,357,420
3,478,000 Bosideng International Holdings Ltd 2,013,300
2,630,000 Brilliance China Automotive Holdings Ltd 2,183,913
86,900 BYD Co Ltd 2,608,913
923,037 BYD Co Ltd (H shares) 25,302,814
750,500 BYD Electronic International Co Ltd 2,528,273
113,600 By-health Co Ltd 247,785
603,575 C&D International Investment Group Ltd 1,195,632
383,350 Caitong Securities Co Ltd 404,241
22,695 (a) Cambricon Technologies Corp Ltd 523,704
36,400 Canmax Technologies Co Ltd 105,869
27,137 Cathay Biotech, Inc 191,652
353,100 CECEP Solar Energy Co Ltd 251,137
1,073,100 CGN Power Co Ltd 608,435
11,244,000 (b) CGN Power Co Ltd 3,770,203
16,900 Changchun High & New Technology Industry Group, Inc 262,733
269,545 Changjiang Securities Co Ltd 210,433
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 235,708
127,100 Chaozhou Three-Circle Group Co Ltd 487,919
38,600 Chengxin Lithium Group Co Ltd 95,390
59,600 (a) Chifeng Jilong Gold Mining Co Ltd 146,220
233,400 China Baoan Group Co Ltd 338,021
8,164,097 China Cinda Asset Management Co Ltd 735,722
8,402,530 China Citic Bank 4,915,760
2,215,000 China Coal Energy Co 2,231,255
2,790,000 China Communications Services Corp Ltd 1,333,750
791,800 China Construction Bank Corp - A 777,507
83,883,641 China Construction Bank Corp - H 54,271,934

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
257,400 China CSSC Holdings Ltd $ 1,293,319
880,200 (a) China Eastern Airlines Corp Ltd 465,661
1,330,900 China Energy Engineering Corp Ltd 403,549
2,820,000 China Everbright Bank Co Ltd - A 1,226,181
4,574,000 China Everbright Bank Co Ltd - H 1,385,720
3,307,000 (b) China Feihe Ltd 1,808,485
119,000 China Film Co Ltd 194,975
3,396,245 China Galaxy Securities Co Ltd 1,839,633
285,900 China Galaxy Securities Co Ltd (Class A) 488,927
2,487,268 China Gas Holdings Ltd 2,328,906
213,400 China Great Wall Securities Co Ltd 224,976
74,800 China Greatwall Technology Group Co Ltd 100,304
2,072,000 (c) China Hongqiao Group Ltd 2,859,109
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,851
1,324,224 China Insurance International Holdings Co Ltd 1,210,758
1,297,006 (b) China International Capital Corp Ltd 1,563,990
95,000 China International Capital Corp Ltd 435,739
182,544 China Jushi Co Ltd 300,040
6,957,880 China Life Insurance Co Ltd 9,162,988
156,500 China Life Insurance Co Ltd (Class A) 659,571
423,000 (a),(b) China Literature Ltd 1,510,978
3,285,341 China Longyuan Power Group Corp Ltd 2,301,489
1,186,000 China Medical System Holdings Ltd 1,058,919
2,775,000 China Mengniu Dairy Co Ltd 5,748,346
3,541,368 China Merchants Bank Co Ltd 15,337,157
1,081,095 China Merchants Bank Co Ltd (Class A) 5,100,742
511,900 China Merchants Energy Shipping Co Ltd 602,984
160,200
China Merchants Expressway Network & Technology
Holdings Co Ltd 245,117
1,342,894 China Merchants Holdings International Co Ltd 1,773,446
351,020 China Merchants Securities Co Ltd 707,008
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 510,266
1,804,058 China Minsheng Banking Corp Ltd - A 983,634
6,538,014 (c) China Minsheng Banking Corp Ltd - H 2,392,137
3,249,000 China Molybdenum Co Ltd 3,048,242
918,300 China Molybdenum Co Ltd (Class A) 1,129,078
3,351,913 China National Building Material Co Ltd 1,296,982
256,700 China National Chemical Engineering Co Ltd 243,761
59,700 China National Medicines Corp Ltd 286,079
1,183,400 China National Nuclear Power Co Ltd 1,508,666
170,900 China Northern Rare Earth Group High-Tech Co Ltd 454,157
2,482,773 China Oilfield Services Ltd 2,654,843
3,424,794 China Overseas Land & Investment Ltd 6,297,760
665,000 China Overseas Property Holdings Ltd 404,477
346,400 China Pacific Insurance Group Co Ltd - A 1,227,744
2,448,419 China Pacific Insurance Group Co Ltd - H 5,364,674
4,296,000 (c) China Power International Development Ltd 1,733,589
1,165,611 China Railway Group Ltd - A 1,052,784
3,970,000 China Railway Group Ltd - H 1,959,031
365,184 China Railway Signal & Communication Corp Ltd 272,318
77,800 China Rare Earth Resources And Technology Co Ltd 301,144
1,435,071 China Resources Beer Holdings Company Ltd 6,541,141
860,500 China Resources Gas Group Ltd 2,704,527
2,743,555 China Resources Land Ltd 9,865,372
45,334 China Resources Microelectronics Ltd 227,620
616,807 (b) China Resources Mixc Lifestyle Services Ltd 2,171,014
1,519,846 (b) China Resources Pharmaceutical Group Ltd 982,827
1,805,372 China Resources Power Holdings Co 4,489,698
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 409,310
4,198,904 (a),(c) China Ruyi Holdings Ltd 1,051,710
440,200 China Shenhua Energy Co Ltd - A 2,417,819

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
3,099,000 China Shenhua Energy Co Ltd - H $ 12,862,299
1,250,000 (c) China Shipping Development Co Ltd 1,465,954
454,500 (a) China Southern Airlines Co Ltd (Class A) 355,017
2,240,710 China State Construction Engineering Corp Ltd 1,655,047
1,770,000 China State Construction International Holdings Ltd 1,867,532
1,369,000 China Three Gorges Renewables Group Co Ltd 885,198
93,663 (b),(c) China Tourism Group Duty Free Corp Ltd 824,812
91,800 China Tourism Group Duty Free Corp Ltd 941,861
43,694,778 (b) China Tower Corp Ltd 5,114,881
1,926,800 China Vanke Co Ltd 1,130,041
551,200 China Vanke Co Ltd (Class A) 561,042
323,200 China XD Electric Co Ltd 313,526
1,301,100 China Yangtze Power Co Ltd 4,633,759
16,100 China Zhenhua Group Science & Technology Co Ltd 103,491
710,815 China Zheshang Bank Co Ltd 293,868
39,800 Chongqing Brewery Co Ltd 385,690
320,866 Chongqing Changan Automobile Co Ltd 648,927
1,012,352 Chongqing Rural Commercial Bank Co Ltd 648,666
35,600 (a) Chongqing Taiji Industry Group Co Ltd 178,092
150,200 Chongqing Zhifei Biological Products Co Ltd 725,420
1,767,833 Chow Tai Fook Jewellery Group Ltd 2,405,399
5,655,738 Citic Pacific Ltd 5,352,602
1,623,732 CITIC Securities Co Ltd 2,585,167
643,480 CITIC Securities Co Ltd (Class A) 1,677,430
53,100 CNGR Advanced Material Co Ltd 383,132
394,800 CNPC Capital Co Ltd 318,855
234,080 Contemporary Amperex Technology Co Ltd 6,546,895
1,418,196 COSCO Pacific Ltd 870,289
317,000 COSCO SHIPPING Development Co Ltd 107,472
249,100 COSCO SHIPPING Energy Transportation Co Ltd 547,975
796,610 COSCO SHIPPING Holdings Co Ltd - A 1,294,773
2,631,800 COSCO SHIPPING Holdings Co Ltd - H 3,405,111
10,881,496 (c),(d) Country Garden Holdings Co Ltd 505,982
1,917,000 Country Garden Services Holdings Co Ltd 1,278,907
188,900 CSC Financial Co Ltd 579,854
76,200 CSPC Innovation Pharmaceutical Co Ltd 360,472
8,043,489 CSPC Pharmaceutical Group Ltd 6,604,765
81,800 CSSC Science & Technology Co Ltd 179,283
1,194,000 Daqin Railway Co Ltd 1,140,990
69,120 DaShenLin Pharmaceutical Group Co Ltd 207,330
324,600 Datang International Power Generation Co Ltd 134,864
56,200 Dong-E-E-Jiao Co Ltd 532,081
145,100 Dongfang Electric Corp Ltd 337,139
2,393,917 Dongfeng Motor Group Co Ltd 868,136
82,600 Dongxing Securities Co Ltd 100,207
425,207 (a),(b),(c) East Buy Holding Ltd 898,975
742,185 East Money Information Co Ltd 1,331,276
13,300 Eastroc Beverage Group Co Ltd 390,983
18,900 Ecovacs Robotics Co Ltd 128,846
18,200 Empyrean Technology Co Ltd 196,244
707,028 ENN Energy Holdings Ltd 6,024,152
115,700 ENN Natural Gas Co Ltd 288,250
37,600 Eoptolink Technology, Inc Ltd 441,020
95,861 Eve Energy Co Ltd 488,881
182,800 Everbright Securities Co Ltd 416,182
314,783 (a) Everdisplay Optronics Shanghai Co Ltd 96,937
142,860 Fangda Carbon New Material Co Ltd 99,801
1,007,000 Far East Horizon Ltd 749,197
93,400 FAW Jiefang Group Co Ltd 115,632
178,400 First Capital Securities Co Ltd 140,930
425,000 Flat Glass Group Co Ltd 1,023,729
95,600 Flat Glass Group Co Ltd 349,846
845,140 Focus Media Information Technology Co Ltd 756,469

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
229,564 Foshan Haitian Flavouring & Food Co Ltd $ 1,239,796
2,145,452 Fosun International 1,265,798
365,800 Founder Securities Co Ltd 451,959
669,300 Foxconn Industrial Internet Co Ltd 2,211,394
34,900 Fu Jian Anjoy Foods Co Ltd 443,149
68,400 Fujian Sunner Development Co Ltd 147,576
89,400 Fuyao Glass Industry Group Co Ltd - A 614,662
516,898 (b) Fuyao Glass Industry Group Co Ltd - H 3,094,700
36,061 GalaxyCore, Inc 82,234
70,440 Ganfeng Lithium Group Co Ltd 341,504
328,520 (b),(c) Ganfeng Lithium Group Co Ltd 963,379
18,180,795 GCL Technology Holdings Ltd 2,692,808
1,118,283 GD Power Development Co Ltd 790,235
5,146,828 Geely Automobile Holdings Ltd 6,194,509
268,600 GEM Co Ltd 257,467
1,030,000 (a),(c) Genscript Biotech Corp 1,518,910
924,600 GF Securities Co Ltd 921,125
293,100 GF Securities Co Ltd (Class A) 532,963
254,200 (a),(b),(c) Giant Biogene Holding Co ltd 1,548,773
152,800 Giant Network Group Co Ltd 246,998
27,468 GigaDevice Semiconductor, Inc 296,285
18,750 Ginlong Technologies Co Ltd 138,055
234,400 GoerTek, Inc 508,964
23,600 Gongniu Group Co Ltd 388,673
13,762 GoodWe Technologies Co Ltd 175,982
70,200 Gotion High-tech Co Ltd 181,192
131,400 Great Wall Motor Co Ltd 473,921
2,238,766 (c) Great Wall Motor Co Ltd 3,383,093
160,900 Gree Electric Appliances, Inc of Zhuhai 933,423
518,900 Greenland Holdings Corp Ltd 131,423
143,700 GRG Banking Equipment Co Ltd 235,482
83,900 Guangdong Haid Group Co Ltd 577,278
128,400 (a) Guangdong HEC Technology Holding Co Ltd 156,854
2,596,000 Guangdong Investments Ltd 1,356,060
851,787 Guanghui Energy Co Ltd 865,869
222,800 Guangzhou Automobile Group Co Ltd 269,223
2,684,851 Guangzhou Automobile Group Co Ltd - H 1,109,177
172,200 Guangzhou Baiyun International Airport Co Ltd 245,548
74,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 327,361
212,700 Guangzhou Haige Communications Group, Inc Co 319,189
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 135,777
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 168,848
86,900 Guangzhou Tinci Materials Technology Co Ltd 251,020
181,400 Guangzhou Yuexiu Capital Holdings Group Co Ltd 144,482
122,100 Guolian Securities Co Ltd 176,368
280,600 Guosen Securities Co Ltd 346,930
365,300 Guotai Junan Securities Co Ltd 691,413
339,630 Guoyuan Securities Co Ltd 318,670
1,573,000 (b) Haidilao International Holding Ltd 3,549,014
285,400 Haier Smart Home Co Ltd 1,187,289
2,147,600 Haier Smart Home Co Ltd 7,954,759
2,100,900 (a) Hainan Airlines Holding Co Ltd 396,299
650,200 (a) Hainan Airport Infrastructure Co Ltd 313,571
549,000 Haitian International Holdings Ltd 1,788,009
2,679,600 Haitong Securities Co Ltd 1,279,834
394,700 Haitong Securities Co Ltd (Class A) 455,075
56,900 Hang Zhou Great Star Industrial Co Ltd 198,285
157,300 Hangzhou Binjiang Real Estate Group Co Ltd 145,526
21,700 Hangzhou Chang Chuan Technology Co Ltd 87,123
79,850 Hangzhou First Applied Material Co Ltd 298,561
63,300 Hangzhou Oxygen Plant Group Co Ltd 238,114
44,600 Hangzhou Robam Appliances Co Ltd 145,282

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
46,500 Hangzhou Silan Microelectronics Co Ltd $ 122,511
16,000 Hangzhou Tigermed Consulting Co Ltd - A 129,953
1,166,000 (b) Hansoh Pharmaceutical Group Co Ltd 2,576,503
29,600 Haohua Chemical Science & Technology Co Ltd 126,717
97,500 Hebei Yangyuan Zhihui Beverage Co Ltd 353,042
87,000 Heilongjiang Agriculture Co Ltd 156,974
232,900 Henan Shenhuo Coal & Power Co Ltd 695,048
220,570 Henan Shuanghui Investment & Development Co Ltd 820,570
554,500 Hengan International Group Co Ltd 1,861,551
77,700 Hengdian Group DMEGC Magnetics Co Ltd 154,039
370,520 Hengli Petrochemical Co Ltd 791,043
127,300 Hengtong Optic-electric Co Ltd 247,815
354,660 Hengyi Petrochemical Co Ltd 366,273
768,900 Hesteel Co Ltd 231,984
81,700 Hisense Visual Technology Co Ltd 314,103
26,100 Hithink RoyalFlush Information Network Co Ltd 432,852
297,100 HLA Corp Ltd 373,760
24,340 Hongfa Technology Co Ltd 95,717
41,000 Hoshine Silicon Industry Co Ltd 273,058
13,073 Hoymiles Power Electronics, Inc 408,180
532,051 (a),(b),(c) Hua Hong Semiconductor Ltd 1,048,514
793,300 Huadian Power International Corp Ltd (Class A) 739,435
97,400 Huadong Medicine Co Ltd 442,426
146,400 Huafon Chemical Co Ltd 164,156
69,000 Huagong Tech Co Ltd 315,713
240,100 Huaibei Mining Holdings Co Ltd 638,685
105,520 Hualan Biological Engineering, Inc 283,264
469,900 Huaneng Power International, Inc - A 606,341
3,747,110 Huaneng Power International, Inc - H 2,385,039
1,199,000 (b) Huatai Securities Co Ltd 1,417,961
216,000 Huatai Securities Co Ltd (Class A) 408,479
692,419 Huaxia Bank Co Ltd 640,822
154,873 Huayu Automotive Systems Co Ltd 351,629
176,206 Huazhu Group Ltd (ADR) 6,468,522
86,300 Hubei Jumpcan Pharmaceutical Co Ltd 490,283
24,100 Huizhou Desay Sv Automotive Co Ltd 416,220
93,600 Humanwell Healthcare Group Co Ltd 260,983
389,400 Hunan Valin Steel Co Ltd 280,175
98,096 Hundsun Technologies, Inc 277,126
7,071 Hwatsing Technology Co Ltd 165,810
288,200 (b) Hygeia Healthcare Holdings Co Ltd 1,189,526
95,581 Hygon Information Technology Co Ltd 1,027,834
121,200 Iflytek Co Ltd 749,229
15,260 Imeik Technology Development Co Ltd 451,379
3,456,505 Industrial & Commercial Bank of China Ltd - A 2,588,983
57,374,777 Industrial & Commercial Bank of China Ltd - H 30,765,964
1,101,200 Industrial Bank Co Ltd 2,557,707
376,480 Industrial Securities Co Ltd 289,237
22,800 Ingenic Semiconductor Co Ltd 198,590
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 420,412
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 409,472
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 199,223
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,275,203
1,205,100 Inner Mongolia Yitai Coal Co 2,342,137
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 184,434
1,062,737 (a),(b) Innovent Biologics, Inc 5,144,672
76,900 Inspur Electronic Information Industry Co Ltd 428,825
397,185 (a) iQIYI, Inc (ADR) 1,926,347
3,802 (a) iRay Technology Co Ltd 104,158
52,500 (a) Isoftstone Information Technology Group Co Ltd 302,238
159,684 (a) JA Solar Technology Co Ltd 313,144
23,660 Jason Furniture Hangzhou Co Ltd 108,910

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,006,249 (a),(b) JD Health International, Inc $ 3,432,138
1,668,300 (a),(b) JD Logistics, Inc 1,805,641
2,035,984 JD.com, Inc 29,335,212
302,900 Jiangsu Eastern Shenghong Co Ltd 413,924
1,280,000 Jiangsu Express 1,255,317
63,456 Jiangsu Hengli Hydraulic Co Ltd 446,703
324,119 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,058,137
76,300 Jiangsu King's Luck Brewery JSC Ltd 603,365
55,400 (a) Jiangsu Nhwa Pharmaceutical Co Ltd 190,963
17,700 Jiangsu Pacific Quartz Co Ltd 191,033
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd 212,662
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 951,626
11,050 Jiangsu Yangnong Chemical Co Ltd 98,076
28,500 Jiangsu Yoke Technology Co Ltd 250,702
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 313,545
157,000 Jiangsu Zhongtian Technology Co Ltd 292,922
992,000 Jiangxi Copper Co Ltd 2,020,337
100,300 Jiangxi Copper Co Ltd (Class A) 359,618
68,300 (a) Jiangxi Special Electric Motor Co Ltd 91,414
206,300 Jinduicheng Molybdenum Co Ltd 322,730
291,207 Jinko Solar Co Ltd 302,663
13,800 JiuGui Liquor Co Ltd 97,003
578,900 Jizhong Energy Resources Co Ltd 598,665
49,000 Joincare Pharmaceutical Group Industry Co Ltd 82,089
295,639 Jointown Pharmaceutical Group Co Ltd 334,498
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 209,414
225,900 Juneyao Airlines Co Ltd 382,980
192,000 Kanzhun Ltd (ADR) 3,799,680
582,294 KE Holdings, Inc (ADR) 8,804,285
73,400 Keda Industrial Group Co Ltd 102,256
587,881 Kingboard Chemical Holdings Ltd 1,292,030
2,686,000 (a) Kingdee International Software Group Co Ltd 2,833,796
123,800 Kingnet Network Co Ltd 200,595
905,800 Kingsoft Corp Ltd 2,942,928
2,013,101 (a),(b) Kuaishou Technology 14,113,256
98,000 (a) Kuang-Chi Technologies Co Ltd 264,028
71,100 Kunlun Tech Co Ltd 388,077
67,143 Kweichow Moutai Co Ltd 15,741,892
139,300 LB Group Co Ltd 402,710
7,005,856 Lenovo Group Ltd 7,879,904
202,900 Lens Technology Co Ltd 398,825
50,700 Lepu Medical Technology Beijing Co Ltd 103,269
1,005,410 (a) Li Auto, Inc 13,172,778
2,005,000 Li Ning Co Ltd 5,248,823
140,900 Liaoning Port Co Ltd 27,994
216,700 Lingyi iTech Guangdong Co 154,962
22,100 Livzon Pharmaceutical Group, Inc 122,230
1,905,000 (b),(c) Longfor Group Holdings Ltd 2,821,580
369,224 LONGi Green Energy Technology Co Ltd 924,515
332,053 Luxshare Precision Industry Co Ltd 1,330,962
73,100 Luzhou Laojiao Co Ltd 1,871,037
108,370 Mango Excellent Media Co Ltd 348,901
28,120 Maxscend Microelectronics Co Ltd 350,354
195,200 Meihua Holdings Group Co Ltd 298,919
216,928 (a) Meinian Onehealth Healthcare Holdings Co Ltd 132,305
4,391,329 (a),(b) Meituan 59,961,526
966,700 Metallurgical Corp of China Ltd 435,394
19,213 MGI Tech Co Ltd 154,415
181,400 Midea Group Co Ltd 1,744,565
116,800 Ming Yang Smart Energy Group Ltd 157,302
334,800 MINISO Group Holding Ltd 1,888,622
64,976 Montage Technology Co Ltd 451,247

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
316,584 Muyuan Foods Co Ltd $ 1,903,572
119,094
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 224,741
191,000 Nanjing Securities Co Ltd 215,665
415,827 NARI Technology Co Ltd 1,344,869
134,469 (a) National Silicon Industry Group Co Ltd 245,393
28,700 NAURA Technology Group Co Ltd 1,256,698
1,681,019 NetEase, Inc 31,510,071
104,200 New China Life Insurance Co Ltd - A 450,588
817,200 New China Life insurance Co Ltd - H 1,567,192
264,900 (a) New Hope Liuhe Co Ltd 325,668
1,281,027 (a) New Oriental Education & Technology Group, Inc 10,178,991
78,600 Ninestar Corp 273,450
21,960 Ningbo Deye Technology Co Ltd 282,573
105,200 Ningbo Joyson Electronic Corp 254,257
37,700 (a) Ningbo Orient Wires & Cables Co Ltd 229,181
90,000 Ningbo Sanxing Medical Electric Co Ltd 418,836
95,200 Ningbo Shanshan Co Ltd 155,199
47,800 Ningbo Tuopu Group Co Ltd 411,300
361,400 Ningxia Baofeng Energy Group Co Ltd 826,085
1,159,734 (a) NIO, Inc (ADR) 5,473,944
1,793,300 (b) Nongfu Spring Co Ltd 10,535,492
499,400 (a) Offcn Education Technology Co Ltd 182,316
207,326 Offshore Oil Engineering Co Ltd 181,680
208,900 (a) OFILM Group Co Ltd 253,859
27,740 Oppein Home Group, Inc 238,194
295,680 Orient Securities Co Ltd 339,696
293,000 Oriental Pearl Group Co Ltd 278,465
384,500 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 164,436
518,517 (a) PDD Holdings, Inc (ADR) 64,907,958
68,500 People.cn Co Ltd 233,426
9,474,220 People's Insurance Co Group of China Ltd 3,109,675
619,700 People's Insurance Co Group of China Ltd (Class A) 447,162
96,150 Perfect World Co Ltd 132,376
151,700 Pharmaron Beijing Co Ltd - A 410,798
6,118,306 PICC Property & Casualty Co Ltd 7,601,276
980,700 Ping An Bank Co Ltd 1,457,571
5,945,192 Ping An Insurance Group Co of China Ltd 26,944,083
582,500 Ping An Insurance Group Co of China Ltd (Class A) 3,311,073
9,150 Piotech, Inc 227,541
706,700 Poly Developments and Holdings Group Co Ltd 867,056
437,275 (b) Pop Mart International Group Ltd 1,871,287
1,587,078 Postal Savings Bank of China Co Ltd - A 1,050,263
7,866,000 (b) Postal Savings Bank of China Co Ltd - H 4,075,789
856,300 Power Construction Corp of China Ltd 599,138
27,608 (a) Qi An Xin Technology Group, Inc 117,352
264,300 (a) Qinghai Salt Lake Industry Co Ltd 603,745
74,200 Range Intelligent Computing Technology Group Co Ltd 319,372
55,800 Risen Energy Co Ltd 99,672
15,200 Rockchip Electronics Co Ltd 120,216
593,400 Rongsheng Petrochemical Co Ltd 916,498
456,300 SAIC Motor Corp Ltd 934,284
173,200 Sailun Group Co Ltd 395,833
254,100 Sanan Optoelectronics Co Ltd 437,837
20,500 Sangfor Technologies, Inc 154,423
1,126,000 Sany Heavy Equipment International Holdings Co Ltd 791,219
383,400 Sany Heavy Industry Co Ltd 861,484
268,691 Satellite Chemical Co Ltd 713,614
290,100 SDIC Capital Co Ltd 255,613
411,400 SDIC Power Holdings Co Ltd 910,687
110,800 Seazen Holdings Co Ltd 150,087
83,900 (a) Seres Group Co Ltd 1,045,693
254,900 SF Holding Co Ltd 1,271,425

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
17,647 SG Micro Corp $ 186,374
625,571 Shaanxi Coal Industry Co Ltd 2,118,565
272,850 Shan XI Hua Yang Group New Energy Co Ltd 355,605
200,845 Shandong Gold Mining Co Ltd - A 794,129
715,624 (b) Shandong Gold Mining Co Ltd - H 1,546,323
30,000
Shandong Himile Mechanical Science & Technology
Co Ltd 164,606
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 480,634
44,800 Shandong Linglong Tyre Co Ltd 138,038
673,600 Shandong Nanshan Aluminum Co Ltd 331,903
104,900 Shandong Sun Paper Industry JSC Ltd 225,206
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 1,422,182
77,560 Shanghai Aiko Solar Energy Co Ltd 127,836
65,780 Shanghai Bairun Investment Holding Group Co Ltd 184,674
75,348 Shanghai Baosight Software Co Ltd 425,660
523,302 Shanghai Baosight Software Co Ltd 1,117,919
421,400 Shanghai Construction Group Co Ltd 139,273
707,900 Shanghai Electric Group Co Ltd 420,149
357,800 Shanghai Electric Power Co Ltd 452,904
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 404,133
462,485 Shanghai Fosun Pharmaceutical Group Co Ltd - H 726,038
7,934 Shanghai Friendess Electronic Technology Corp Ltd 354,798
72,400 Shanghai International Airport Co Ltd 375,537
451,300 Shanghai International Port Group Co Ltd 349,550
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 224,343
41,303 (a) Shanghai Junshi Biosciences Co Ltd 171,183
26,700 Shanghai M&G Stationery, Inc 130,056
22,300 Shanghai Moons' Electric Co Ltd 171,908
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 339,143
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 933,411
1,614,630 Shanghai Pudong Development Bank Co Ltd 1,711,606
99,383 Shanghai Putailai New Energy Technology Co Ltd 252,784
348,100 Shanghai RAAS Blood Products Co Ltd 344,245
468,600 Shanghai Rural Commercial Bank Co Ltd 437,080
39,319 Shanghai United Imaging Healthcare Co Ltd 719,758
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 186,404
82,900
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 210,152
125,200 Shanxi Coal International Energy Group Co Ltd 247,204
282,100
Shanxi Lu'an Environmental Energy Development Co
Ltd 823,530
237,700 (a) Shanxi Meijin Energy Co Ltd 198,713
281,100 Shanxi Taigang Stainless Steel Co Ltd 149,594
68,720 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,474,942
474,570 Shanxi Xishan Coal & Electricity Power Co Ltd 686,654
16,200 Shede Spirits Co Ltd 162,477
672,400 Shenergy Co Ltd 788,584
69,000 Shengyi Technology Co Ltd 183,987
11,760 Shennan Circuits Co Ltd 150,836
1,055,300 Shenwan Hongyuan Group Co Ltd 682,891
30,780 Shenzhen Capchem Technology Co Ltd 142,650
387,400 Shenzhen Energy Group Co Ltd 386,272
26,500 Shenzhen Goodix Technology Co Ltd 223,635
60,927 Shenzhen Inovance Technology Co Ltd 500,609
53,020 Shenzhen Kangtai Biological Products Co Ltd 147,614
8,900 Shenzhen Kedali Industry Co Ltd 117,151
59,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,481,461
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 433,711
392,100 Shenzhen Overseas Chinese Town Co Ltd 142,474
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 209,541
15,400 Shenzhen SC New Energy Technology Corp 145,610

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
54,300 Shenzhen SED Industry Co Ltd $ 131,898
42,478 Shenzhen Transsion Holdings Co Ltd 844,691
38,400 Shenzhen YUTO Packaging Technology Co Ltd 141,537
727,800 Shenzhou International Group Holdings Ltd 7,153,696
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 232,680
267,500 Sichuan Changhong Electric Co Ltd 204,770
251,373 Sichuan Chuantou Energy Co Ltd 581,440
479,100 Sichuan Hebang Biotechnology Co Ltd 138,701
72,700 Sichuan Kelun Pharmaceutical Co Ltd 340,414
444,640 Sichuan Road and Bridge Group Co Ltd 445,162
21,100 Sichuan Swellfun Co Ltd 130,838
31,900 Sieyuan Electric Co Ltd 286,218
282,000 Silergy Corp 3,745,275
208,200 Sinolink Securities Co Ltd 250,623
181,700 Sinoma International Engineering Co 317,795
70,800 Sinoma Science & Technology Co Ltd 151,415
29,400 Sinomine Resource Group Co Ltd 143,781
1,164,000 Sinopharm Group Co Ltd 2,939,521
626,000 Sinotruk Hong Kong Ltd 1,557,932
25,984 Skshu Paint Co Ltd 121,614
1,664,000 (b),(c) Smoore International Holdings Ltd 1,449,202
105,560 Songcheng Performance Development Co Ltd 157,901
261,456 SooChow Securities Co Ltd 246,170
542,900 Southwest Securities Co Ltd 296,536
46,200 Spring Airlines Co Ltd 361,366
7,269 StarPower Semiconductor Ltd 139,086
74,300 Sungrow Power Supply Co Ltd 1,055,141
601,817 Sunny Optical Technology Group Co Ltd 2,911,420
28,950 Sunresin New Materials Co Ltd 186,202
78,000 Sunwoda Electronic Co Ltd 163,291
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 270,581
12,544 Suzhou Maxwell Technologies Co Ltd 198,028
23,400 Suzhou TFC Optical Communication Co Ltd 512,664
394,732 (a) TAL Education Group (ADR) 4,752,573
249,470 TBEA Co Ltd 485,753
833,690 TCL Technology Group Corp 548,052
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 267,300
5,741,291 Tencent Holdings Ltd 251,946,121
641,200 (a) Tencent Music Entertainment Group (ADR) 8,047,060
20,800 Thunder Software Technology Co Ltd 139,378
475,700 Tianfeng Securities Co Ltd 190,875
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 71,032
72,100 Tianma Microelectronics Co Ltd 80,522
76,200 Tianqi Lithium Corp 413,243
184,400 (a) Tianshan Aluminum Group Co Ltd 191,818
86,500 Tianshui Huatian Technology Co Ltd 97,329
1,808,025 Tingyi Cayman Islands Holding Corp 1,995,511
1,088,000 (a) Tongcheng Travel Holdings Ltd 2,863,484
83,500 TongFu Microelectronics Co Ltd 237,794
122,000 Tongkun Group Co Ltd 231,445
1,080,700 Tongling Nonferrous Metals Group Co Ltd 599,204
231,892 Tongwei Co Ltd 693,026
19,100 (a) Topchoice Medical Corp 159,928
1,937,000 (b) Topsports International Holdings Ltd 1,345,197
869,661 Travelsky Technology Ltd 1,129,718
94,675 Trina Solar Co Ltd 277,028
478,900 (a) Trip.com Group Ltd 23,325,951
193,700 (a) Tsinghua Tongfang Co Ltd 161,604
532,000 Tsingtao Brewery Co Ltd 3,833,806
40,300 Tsingtao Brewery Co Ltd (Class A) 454,839
34,299 Unigroup Guoxin Microelectronics Co Ltd 274,749
166,080 Unisplendour Corp Ltd 475,317
37,600 Universal Scientific Industrial Shanghai Co Ltd 76,522

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
27,735 (a) Verisilicon Microelectronics Shanghai Co Ltd $ 125,445
299,797 Vipshop Holdings Ltd (ADR) 4,508,947
67,400 Walvax Biotechnology Co Ltd 136,506
123,000 (a) Wanda Film Holding Co Ltd 248,497
158,700 Wanhua Chemical Group Co Ltd 1,944,177
4,063,587 Want Want China Holdings Ltd 2,321,990
1,689,800 Weichai Power Co Ltd 3,452,874
356,600 Weichai Power Co Ltd (Class A) 855,484
41,920 Weihai Guangwei Composites Co Ltd 150,304
322,360 Wens Foodstuffs Group Co Ltd 853,810
118,300 Western Mining Co Ltd 326,192
255,800 Western Securities Co Ltd 260,605
24,665 Western Superconducting Technologies Co Ltd 135,050
47,790 Will Semiconductor Co Ltd 667,770
50,200 Wingtech Technology Co Ltd 217,010
1,538,900 (a) Wintime Energy Group Co Ltd 286,398
221,200 Wuchan Zhongda Group Co Ltd 143,842
125,768 Wuhan Guide Infrared Co Ltd 121,395
209,700 Wuliangye Yibin Co Ltd 4,336,597
98,790 (a) WUS Printed Circuit Kunshan Co Ltd 449,269
127,404 WuXi AppTec Co Ltd - A 765,552
317,877 (b) WuXi AppTec Co Ltd - H 1,430,792
3,342,801 (a),(b) Wuxi Biologics Cayman, Inc 5,790,853
561,100 XCMG Construction Machinery Co Ltd 542,991
201,636 Xiamen C & D, Inc 276,401
9,000 Xiamen Faratronic Co Ltd 122,187
47,100 Xiamen Tungsten Co Ltd 124,193
13,421,236 (a),(b) Xiaomi Corp 29,257,303
74,862 (a) Xinjiang Daqo New Energy Co Ltd 252,292
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 165,980
4,261,780 Xinyi Solar Holdings Ltd 2,932,385
984,989 (a),(c) XPeng, Inc 3,993,302
1,008,000 (b) Yadea Group Holdings Ltd 1,939,060
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 106,573
182,600 Yantai Jereh Oilfield Services Group Co Ltd 800,892
2,245,696 (c) Yanzhou Coal Mining Co Ltd 4,871,748
223,350 Yanzhou Coal Mining Co Ltd (Class A) 711,487
69,953 Yealink Network Technology Corp Ltd 340,310
69,871 Yifeng Pharmacy Chain Co Ltd 422,615
71,500 Yihai Kerry Arawana Holdings Co Ltd 309,165
271,320 (a) Yintai Gold Co Ltd 688,277
1,004,900 Yonghui Superstores Co Ltd 336,309
23,530 YongXing Special Materials Technology Co Ltd 153,644
153,999 Yonyou Network Technology Co Ltd 246,363
437,100 Youngor Group Co Ltd 471,415
155,000 YTO Express Group Co Ltd 339,065
1,507,694 Yuexiu Property Co Ltd 899,821
357,045 Yum China Holdings, Inc 13,035,713
191,710 Yunda Holding Co Ltd 207,114
165,300 Yunnan Aluminium Co Ltd 326,170
80,860 Yunnan Baiyao Group Co Ltd 637,955
11,900 Yunnan Botanee Bio-Technology Group Co Ltd 93,621
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 265,980
48,700 Yunnan Energy New Material Co Ltd 279,172
228,500 Yunnan Tin Co Ltd 518,129
158,800 Yunnan Yuntianhua Co Ltd 442,706
790,300 (a),(c) Zai Lab Ltd 1,270,258
76,600 Zangge Mining Co Ltd 303,528
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 873,815
1,131,141 Zhaojin Mining Industry Co Ltd 1,821,624
384,700 (a) Zhejiang Century Huatong Group Co Ltd 248,622
349,900 Zhejiang China Commodities City Group Co Ltd 422,335
119,716 Zhejiang Chint Electrics Co Ltd 340,527

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
180,800 Zhejiang Dahua Technology Co Ltd $ 446,406
30,420 Zhejiang Dingli Machinery Co Ltd 274,837
2,111,971 Zhejiang Expressway Co Ltd 1,380,872
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 163,603
68,828 Zhejiang Huayou Cobalt Co Ltd 269,203
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 250,587
168,600 Zhejiang Juhua Co Ltd 550,630
422,300 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,451,042
198,900 Zhejiang Longsheng Group Co Ltd 250,818
134,164 Zhejiang NHU Co Ltd 354,959
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 273,490
35,967 Zhejiang Supcon Technology Co Ltd 235,750
26,400 Zhejiang Supor Co Ltd 214,729
58,370 Zhejiang Weiming Environment Protection Co Ltd 177,010
50,700 Zhejiang Weixing New Building Materials Co Ltd 122,737
745,100 Zhejiang Zheneng Electric Power Co Ltd 641,024
225,000 Zhengzhou Yutong Bus Co Ltd 794,334
201,800 Zheshang Securities Co Ltd 313,538
621,850 (a),(b) ZhongAn Online P&C Insurance Co Ltd 1,045,903
52,500 Zhongji Innolight Co Ltd 1,323,297
378,800 Zhongjin Gold Corp Ltd 681,930
704,500 Zhongsheng Group Holdings Ltd 1,284,856
301,900 Zhongtai Securities Co Ltd 276,804
74,192 Zhuzhou CRRC Times Electric Co Ltd 487,468
472,100 Zhuzhou CSR Times Electric Co Ltd 1,692,013
4,997,299 Zijin Mining Group Co Ltd 10,901,465
1,118,300 Zijin Mining Group Co Ltd (Class A) 2,692,267
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 385,247
208,400 ZTE Corp 818,904
664,864 (a) ZTE Corp (Class H) 1,433,014
363,622 ZTO Express Cayman, Inc (ADR) 7,632,426
TOTAL CHINA 1,644,834,980
COLOMBIA - 0.1%
219,410 BanColombia S.A. 1,890,405
408,966 BanColombia S.A. (Preference) 3,346,370
384,740 Interconexion Electrica S.A. ESP 1,775,119
TOTAL COLOMBIA 7,011,894
CZECH REPUBLIC - 0.1%
139,531 CEZ AS 5,150,449
68,763 (a) Komercni Banka AS 2,533,560
315,800 (b) Moneta Money Bank AS 1,273,179
TOTAL CZECH REPUBLIC 8,957,188
EGYPT - 0.1%
2,350,822 Commercial International Bank 3,532,374
1,098,082 Eastern Tobacco 504,914
1,085,820 (a) Egyptian Financial Group-Hermes Holding 335,825
TOTAL EGYPT 4,373,113
GREECE - 0.5%
1,861,709 (a) Alpha Services and Holdings S.A. 3,143,714
2,122,514 (a) Eurobank Ergasias Services and Holdings S.A. 4,552,948
12,741 (a),(d) FF Group 136
158,231 Hellenic Telecommunications Organization S.A. 2,403,790
93,415 JUMBO S.A. 2,909,028
59,871 Motor Oil Hellas Corinth Refineries S.A. 1,735,371
87,267 Mytilineos Holdings S.A. 3,540,432
683,892 (a) National Bank of Greece S.A. 5,517,665
195,224 OPAP S.A. 3,252,237
910,412 (a) Piraeus Financial Holdings S.A. 3,647,067

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GREECE—continued
193,680 (a) Public Power Corp $ 2,311,849
TOTAL GREECE 33,014,237
HONG KONG - 0.1%
114,406 Orient Overseas International Ltd 1,668,614
8,446,331 Sino Biopharmaceutical Ltd 2,886,099
TOTAL HONG KONG 4,554,713
HUNGARY - 0.3%
491,258 MOL Hungarian Oil & Gas plc 4,031,562
193,935 OTP Bank Rt 9,612,511
104,989 Richter Gedeon Rt 2,673,548
TOTAL HUNGARY 16,317,621
INDIA - 18.1%
45,730 ABB Ltd India 3,580,795
150,808 Adani Enterprises Ltd 5,510,554
282,203 (a) Adani Green Energy Ltd 6,064,157
474,950 Adani Ports & Special Economic Zone Ltd 7,524,173
697,155 (a) Adani Power Ltd 5,099,563
533,689 Ambuja Cements Ltd 3,956,497
136,283 APL Apollo Tubes Ltd 2,538,187
85,778 Apollo Hospitals Enterprise Ltd 6,100,960
1,266,368 Ashok Leyland Ltd 2,916,344
340,085 Asian Paints Ltd 11,698,215
115,337 Astral Ltd 2,919,091
175,655 (b) AU Small Finance Bank Ltd 1,330,881
243,302 Aurobindo Pharma Ltd 3,357,833
142,276 (a),(b) Avenue Supermarts Ltd 7,850,789
2,004,573 Axis Bank Ltd 27,980,006
59,760 Bajaj Auto Ltd 6,379,846
241,365 Bajaj Finance Ltd 20,021,747
321,566 Bajaj Finserv Ltd 6,211,820
20,755 Bajaj Holdings & Investment Ltd 2,016,141
61,563 Balkrishna Industries Ltd 1,788,785
738,586 (b) Bandhan Bank Ltd 1,662,770
991,209 Bank of Baroda 3,332,757
265,370 Berger Paints India Ltd 1,616,485
3,200,050 Bharat Electronics Ltd 8,948,528
214,102 Bharat Forge Ltd 3,257,817
939,710 Bharat Heavy Electricals Ltd 3,160,926
686,523 Bharat Petroleum Corp Ltd 4,995,541
1,946,460 Bharti Airtel Ltd 30,809,887
93,667 (a) Britannia Industries Ltd 5,353,555
527,683 CG Power & Industrial Solutions Ltd 3,494,018
365,060 Cholamandalam Investment and Finance Co Ltd 5,210,926
460,027 Cipla Ltd 7,700,982
1,408,060 Coal India Ltd 7,655,541
115,995 Colgate-Palmolive India Ltd 3,925,455
216,954 Container Corp Of India Ltd 2,664,824
116,320 Cummins India Ltd 4,554,387
546,354 Dabur India Ltd 3,320,796
100,932 Divi's Laboratories Ltd 4,832,852
661,101 DLF Ltd 7,043,775
101,401 Dr Reddy's Laboratories Ltd 7,524,727
115,836 Eicher Motors Ltd 6,377,193
2,110,508 GAIL India Ltd 5,272,298
2,089,798 (a) GMR Infrastructure Ltd 2,125,511
354,849 Godrej Consumer Products Ltd 5,178,831
99,772 (a) Godrej Properties Ltd 3,153,435
222,884 Grasim Industries Ltd 6,426,446
208,982 Havells India Ltd 4,159,274
818,346 HCL Technologies Ltd 13,351,298
84,439 (b) HDFC Asset Management Co Ltd 3,936,459

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
2,469,083 HDFC Bank Ltd $ 44,839,985
820,882 (b) HDFC Life Insurance Co Ltd 5,729,793
104,542 Hero Honda Motors Ltd 5,673,711
1,158,421 Hindalco Industries Ltd 8,909,149
188,332 Hindustan Aeronautics Ltd 8,887,690
718,991 Hindustan Lever Ltd 19,202,181
507,518 Hindustan Petroleum Corp Ltd 3,010,455
4,544,735 ICICI Bank Ltd 62,621,667
203,545 (b) ICICI Lombard General Insurance Co Ltd 4,160,044
304,887 (b) ICICI Prudential Life Insurance Co Ltd 2,087,199
3,016,441 (a) IDFC First Bank Ltd 2,960,457
717,839 Indian Hotels Co Ltd 4,946,564
2,649,276 Indian Oil Corp Ltd 5,349,901
208,818 Indian Railway Catering & Tourism Corp Ltd 2,592,957
259,941 Indraprastha Gas Ltd 1,458,366
240,383 IndusInd Bank Ltd 4,358,248
60,182 Info Edge India Ltd 4,352,586
2,887,232 Infosys Technologies Ltd 48,749,516
150,420 (a),(b) InterGlobe Aviation Ltd 7,172,617
2,696,365 ITC Ltd 14,059,481
318,524 Jindal Steel & Power Ltd 3,537,537
549,517 JSW Steel Ltd 5,789,680
350,269 Jubilant Foodworks Ltd 1,940,518
942,727 Kotak Mahindra Bank Ltd 18,322,271
592,068 Larsen & Toubro Ltd 25,450,581
73,676 (b) LTIMindtree Ltd 4,138,078
201,369 Lupin Ltd 3,964,960
204,021 (b) Macrotech Developers Ltd 3,022,056
800,102 Mahindra & Mahindra Ltd 20,637,740
402,469 Marico Ltd 2,497,622
123,957 Maruti Suzuki India Ltd 19,017,383
671,697 Max Healthcare Institute Ltd 6,749,846
65,320 Mphasis Ltd 1,804,063
2,066 MRF Ltd 3,288,586
95,097 (a) Muthoot Finance Ltd 1,956,109
291,468 Nestle India Ltd 8,749,137
1,007,833 NMDC Ltd 3,058,444
3,806,990 NTPC Ltd 16,544,923
251,449 (a) One 97 Communications Ltd 1,120,731
4,719 Page Industries Ltd 1,964,445
85,916 Persistent Systems Ltd 3,456,228
722,367 Petronet LNG Ltd 2,681,283
72,217 PI Industries Ltd 3,156,249
132,375 Pidilite Industries Ltd 4,828,283
38,375 Polycab India Ltd 2,604,150
1,310,495 Power Finance Corp Ltd 6,907,948
4,163,557 Power Grid Corp of India Ltd 15,017,024
1,930,644 Punjab National Bank 3,256,049
1,174,851 REC Ltd 7,116,888
2,651,070 Reliance Industries Ltd 93,063,863
2,472,752 (a) Reliance Strategic Investments Ltd 11,135,167
2,020,826 Samvardhana Motherson International Ltd 3,164,833
244,066 SBI Cards & Payment Services Ltd 2,125,466
392,645 (b) SBI Life Insurance Co Ltd 6,755,217
7,222 Shree Cement Ltd 2,114,377
241,557 Shriram Finance Ltd 7,369,925
79,394 Siemens India Ltd 5,547,141
367,553 (b) Sona Blw Precision Forgings Ltd 2,747,428
126,974 SRF Ltd 3,977,297
1,607,989 State Bank of India 15,883,641
830,817 Sun Pharmaceutical Industries Ltd 14,925,760
55,011 Supreme Industries Ltd 3,331,728
7,676,263 (a) Suzlon Energy Ltd 3,803,868

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
98,126 Tata Communications Ltd $ 2,030,924
791,583 Tata Consultancy Services Ltd 36,127,920
499,575 Tata Consumer Products Ltd 6,615,500
27,618 Tata Elxsi Ltd 2,331,627
1,487,344 Tata Motors Ltd 17,935,964
1,306,863 Tata Power Co Ltd 7,013,613
6,355,090 Tata Steel Ltd 12,527,039
470,349 Tech Mahindra Ltd 7,085,198
300,255 Titan Co Ltd 12,883,136
90,276 Torrent Pharmaceuticals Ltd 2,851,758
157,058 Trent Ltd 8,290,286
90,570 Tube Investments of India Ltd 4,062,842
202,674 TVS Motor Co Ltd 4,990,321
100,619 Ultra Tech Cement Ltd 12,000,258
1,283,705 Union Bank of India 2,366,241
245,378 United Spirits Ltd 3,451,901
383,500 UPL Ltd 2,327,468
389,737 Varun Beverages Ltd 6,894,368
996,657 Vedanta Ltd 4,756,705
1,151,850 Wipro Ltd 6,343,375
10,853,362 (a) Yes Bank Ltd 3,394,556
5,436,262 (a) Zomato Ltd 12,546,495
TOTAL INDIA 1,124,368,263
INDONESIA - 1.7%
13,847,354 Adaro Energy Indonesia Tbk PT 2,301,398
6,065,100 (a) Amman Mineral Internasional PT 3,611,525
16,886,854 Astra International Tbk PT 5,328,737
49,011,129 Bank Central Asia Tbk PT 29,469,620
12,079,318 Bank Negara Indonesia Persero Tbk PT 3,886,362
58,528,650 Bank Rakyat Indonesia 17,716,828
24,552,776 Barito Pacific Tbk PT 1,534,366
5,864,500 Charoen Pokphand Indonesia Tbk PT 1,785,318
700,080,776 (a) GoTo Gojek Tokopedia Tbk PT 2,692,702
2,279,005 Indah Kiat Pulp & Paper Tbk PT 1,311,697
2,207,641 Indofood CBP Sukses Makmur Tbk PT 1,475,628
18,359,800 Kalbe Farma Tbk PT 1,642,897
7,645,228 (a) Merdeka Copper Gold Tbk PT 1,231,311
6,042,700 PT Aneka Tambang Tbk 607,412
32,082,678 PT Bank Mandiri Persero Tbk 13,560,603
3,949,170 PT Indofood Sukses Makmur Tbk 1,517,977
2,846,604 PT Semen Gresik Persero Tbk 816,537
6,321,845 PT Unilever Indonesia Tbk 1,018,119
1,689,173 PT United Tractors Tbk 2,574,460
16,603,000 Sarana Menara Nusantara Tbk PT 820,309
17,859,200 Sumber Alfaria Trijaya Tbk PT 3,218,171
42,335,683 Telkom Indonesia Persero Tbk PT 8,207,126
TOTAL INDONESIA 106,329,103
KOREA, REPUBLIC OF - 12.0%
24,248 Amorepacific Corp 2,955,473
15,920 (a) Celltrion Pharm Inc 1,098,980
131,378 Celltrion, Inc 17,839,076
6,737 CJ CheilJedang Corp 1,632,961
20,619 (a) CosmoAM&T Co Ltd 2,226,820
46,371 Coway Co Ltd 1,857,921
58,644 Daewoo International Corp 1,934,169
76,981 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 1,772,597
39,710 Dongbu Insurance Co Ltd 2,785,452
46,686 Doosan Bobcat, Inc 1,744,885
394,965 (a) Doosan Heavy Industries and Construction Co Ltd 4,768,956
42,571 Ecopro BM Co Ltd 7,236,419
87,140 Ecopro Co Ltd 6,586,855
11,826 (a) Ecopro Materials Co Ltd 979,543

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
49,513 GS Holdings Corp $ 1,600,841
252,802 Hana Financial Group, Inc 10,662,381
21,252 Hanjin Kal Corp 912,097
62,136 Hankook Tire & Technology Co Ltd 2,636,571
5,885 Hanmi Pharm Co Ltd 1,340,620
37,598 Hanmi Semiconductor Co Ltd 3,580,331
170,271 Hanon Systems 681,911
93,985 Hanwha Chemical Corp 1,710,547
39,907 HD Hyundai Co Ltd 1,932,016
18,360 (a) HD Hyundai Heavy Industries Co Ltd 1,815,806
101,128 (a) HLB, Inc 8,080,130
205,120 HMM Co Ltd 2,341,881
17,122 Honam Petrochemical Corp 1,323,143
17,265 HYBE Co Ltd 2,504,398
476,060 Hynix Semiconductor, Inc 58,748,467
63,742 Hyundai Engineering & Construction Co Ltd 1,623,839
15,710 Hyundai Glovis Co Ltd 2,056,599
38,352 (a) Hyundai Heavy Industries 3,621,060
51,307 Hyundai Mobis 8,393,789
119,867 Hyundai Motor Co 21,561,183
31,174 Hyundai Motor Co Ltd (2nd Preference) 3,562,183
19,314 Hyundai Motor Co Ltd (Preference) 2,197,740
73,347 Hyundai Steel Co 1,703,184
231,115 Industrial Bank of Korea 2,323,521
269,881 Kakao Corp 9,372,662
150,603 KakaoBank Corp 2,701,190
24,813 (a) Kakaopay Corp 625,324
71,780 Kangwon Land, Inc 793,179
335,354 KB Financial Group, Inc 18,188,557
228,274 Kia Motors Corp 19,339,959
64,207 Korea Aerospace Industries Ltd 2,390,751
233,102 Korea Electric Power Corp 3,558,595
32,973 Korea Investment Holdings Co Ltd 1,593,701
6,987 Korea Zinc Co Ltd 2,327,468
139,602 Korean Air Lines Co Ltd 2,105,221
24,036 (a),(b) Krafton, Inc 4,136,754
58,266 KT Corp 1,456,764
86,273 KT&G Corp 5,559,069
30,941 (a) Kum Yang Co Ltd 2,076,079
15,493 Kumho Petrochemical Co Ltd 1,540,971
20,971 L&F Co Ltd 2,453,187
42,517 LG Chem Ltd 12,217,183
6,570 LG Chem Ltd (Preference) 1,260,925
82,499 LG Corp 4,707,222
328,800 LG Display Co Ltd 2,488,703
89,998 LG Electronics, Inc 5,994,052
40,398 (a) LG Energy Solution Ltd 11,239,480
7,496 LG Household & Health Care Ltd 2,258,604
11,674 LG Innotek Co Ltd 1,855,614
201,578 LG Telecom Ltd 1,431,707
90,163 Meritz Financial Group, Inc 5,155,288
220,204 Mirae Asset Daewoo Co Ltd 1,200,130
112,511 Naver Corp 14,840,137
11,325 NCSoft Corp 1,430,917
23,545 (b) Netmarble Corp 942,732
19,349 Orion Corp/Republic of Korea 1,294,909
61,877 POSCO 17,862,703
44,819 POSCO DX Co Ltd 1,302,467
26,203 POSCO Future M Co Ltd 5,271,454
16,044 (a),(b) Samsung Biologics Co Ltd 9,017,646
71,604 Samsung C&T Corp 7,721,295
46,079 Samsung Electro-Mechanics Co Ltd 5,139,811
4,148,987 Samsung Electronics Co Ltd 230,628,239

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
726,266 Samsung Electronics Co Ltd (Preference) $ 33,910,156
125,322 (a) Samsung Engineering Co Ltd 2,376,019
27,624 Samsung Fire & Marine Insurance Co Ltd 6,182,957
582,551 (a) Samsung Heavy Industries Co Ltd 3,947,043
68,371 Samsung Life Insurance Co Ltd 4,308,252
47,210 Samsung SDI Co Ltd 14,610,027
31,786 Samsung SDS Co Ltd 3,651,554
46,483 Samsung Securities Co Ltd 1,271,584
31,961 Samsung Techwin Co Ltd 4,854,764
375,888 Shinhan Financial Group Co Ltd 12,628,815
25,723 (a) SK Biopharmaceuticals Co Ltd 1,618,232
21,845 (a) SK Bioscience Co Ltd 920,068
24,945 (a),(b) SK IE Technology Co Ltd 1,055,796
55,760 (a) SK Innovation Co Ltd 4,423,519
85,523 (a) SK Square Co Ltd 4,698,843
49,598 SK Telecom Co Ltd 1,834,223
31,422 SK, Inc 3,744,322
15,683 SKC Co Ltd 1,239,545
44,524 S-Oil Corp 2,324,578
504,934 Woori Financial Group, Inc 5,174,428
107,349 Woori Investment & Securities Co Ltd 964,915
47,402 Yuhan Corp 2,465,730
TOTAL KOREA, REPUBLIC OF 746,020,364
KUWAIT - 0.8%
2,927,862 (a),(d),(e) Agility Global PLC 71,244
1,463,931 Agility Public Warehousing Co KSC 1,497,403
1,157,323 Boubyan Bank KSCP 2,207,919
1,897,405 Gulf Bank KSCP 1,585,130
8,124,628 Kuwait Finance House KSCP 18,952,941
628,464 Mabanee Co SAK 1,607,853
1,797,822 Mobile Telecommunications Co KSCP 2,841,276
6,851,387 National Bank of Kuwait SAKP 19,201,195
TOTAL KUWAIT 47,964,961
LUXEMBOURG - 0.0%
112,681 Reinet Investments S.C.A 2,648,127
TOTAL LUXEMBOURG 2,648,127
MALAYSIA - 1.4%
1,987,333 AMMB Holdings BHD 1,746,909
2,323,074 Axiata Group Bhd 1,375,562
5,517,552 Bumiputra-Commerce Holdings BHD 7,625,419
2,906,039 Digi.Com BHD 2,522,500
1,607,838 Gamuda BHD 1,788,920
1,891,775 Genting BHD 1,788,071
2,597,900 Genting Malaysia BHD 1,433,067
471,987 Hong Leong Bank BHD 1,906,090
1,873,470 IHH Healthcare Bhd 2,484,875
2,115,100 Inari Amertron Bhd 1,363,698
2,128,700 IOI Corp BHD 1,811,973
404,039 Kuala Lumpur Kepong BHD 1,951,629
4,740,949 Malayan Banking BHD 9,660,465
781,734 Malaysia Airports Holdings Bhd 1,636,095
1,962,800 Maxis Bhd 1,507,601
1,461,300 MISC Bhd 2,437,286
2,369,287 (b) MR DIY Group M Bhd 774,455
59,900 Nestle Malaysia Bhd 1,594,638
2,582,400 Petronas Chemicals Group Bhd 3,668,658
317,100 Petronas Dagangan BHD 1,441,817
934,800 Petronas Gas BHD 3,525,699
479,059 PPB Group BHD 1,579,966
2,982,824 Press Metal Aluminium Holdings Bhd 3,356,263
12,406,215 Public Bank Bhd 10,700,451

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MALAYSIA—continued
1,150,250 QL Resources Bhd $ 1,544,697
1,208,647 RHB Capital BHD 1,391,278
2,026,165 Sime Darby BHD 1,186,204
1,731,665 Sime Darby Plantation Bhd 1,617,130
1,018,951 Telekom Malaysia BHD 1,321,594
2,368,558 Tenaga Nasional BHD 5,935,663
2,918,900 YTL Corp BHD 1,887,203
2,150,600 YTL Power International BHD 2,061,665
TOTAL MALAYSIA 86,627,541
MEXICO - 2.7%
2,592,800 Alfa S.A. de C.V. (Class A) 1,907,055
16,218,841 America Movil SAB de C.V. 15,441,781
424,657 Arca Continental SAB de C.V. 4,142,765
666,649 (b) Banco del Bajio S.A. 2,457,893
13,518,097 (a) Cemex S.A. de C.V. 10,708,263
451,310 Coca-Cola Femsa SAB de C.V. 4,477,337
2,389,200 Fibra Uno Administracion S.A. de C.V. 3,429,530
1,671,777 Fomento Economico Mexicano S.A. de C.V. 19,557,861
158,540 Gruma SAB de C.V. 3,113,837
236,300 Grupo Aeroportuario del Centro Norte Sab de C.V. 2,616,153
329,630
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 6,003,891
162,336 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 5,576,324
1,105,289 (c) Grupo Bimbo S.A. de C.V. (Series A) 4,631,300
560,652 (c) Grupo Carso S.A. de C.V. (Series A1) 4,409,418
2,228,528 Grupo Financiero Banorte S.A. de C.V. 22,056,648
1,598,144 (a),(c) Grupo Financiero Inbursa S.A. 4,428,522
2,679,332 Grupo Mexico S.A. de C.V. (Series B) 16,555,451
164,904 (a) Industrias Penoles S.A. de C.V. 2,393,169
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,567,897
1,218,700 Operadora De Sites Mexicanos SAB de C.V. 1,371,600
885,023 Orbia Advance Corp SAB de C.V. 1,453,792
675,257 ProLogis Property Mexico S.A. de C.V. 2,663,069
155,580 Promotora y Operadora de Infraestructura SAB de C.V. 1,562,907
73,604 Southern Copper Corp 8,587,379
4,648,189 Wal-Mart de Mexico SAB de C.V. 17,343,796
TOTAL MEXICO 169,457,638
PERU - 0.2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,052,101
58,514 Credicorp Ltd 9,690,503
TOTAL PERU 12,742,604
PHILIPPINES - 0.6%
1,436,254 Aboitiz Equity Ventures, Inc 1,044,214
239,103 Ayala Corp 2,545,476
5,809,293 Ayala Land, Inc 2,879,787
1,645,763 Bank of the Philippine Islands 3,632,339
2,045,737 BDO Unibank, Inc 5,248,158
904,613 International Container Term Services, Inc 5,183,221
2,164,956 JG Summit Holdings (Series B) 1,264,829
370,730 Jollibee Foods Corp 1,507,410
266,441 Manila Electric Co 1,701,909
1,622,680 Metropolitan Bank & Trust 1,963,435
77,140 PLDT, Inc 1,796,462
214,045 SM Investments Corp 3,519,959
8,929,468 SM Prime Holdings 4,320,324
763,937 Universal Robina Corp 1,364,728
TOTAL PHILIPPINES 37,972,251
POLAND - 1.0%
503,412 (a),(b) Allegro.eu S.A. 4,196,496
155,356 Bank Pekao S.A. 6,431,784
28,913 Bank Zachodni WBK S.A. 3,962,034

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
POLAND—continued
13,899 (a) BRE Bank S.A. $ 2,334,179
11,223 Budimex S.A. 1,898,517
52,720 CD Projekt S.A. 1,533,747
40,127 (a),(b) Dino Polska S.A. 3,844,268
116,568 KGHM Polska Miedz S.A. 4,007,566
921 LPP S.A. 3,548,789
804,538 (a) PGE Polska Grupa Energetyczna S.A. 1,199,159
565,245 Polski Koncern Naftowy Orlen S.A. 9,215,971
762,556 Powszechna Kasa Oszczednosci Bank Polski S.A. 11,321,763
531,573 Powszechny Zaklad Ubezpieczen S.A. 6,690,318
TOTAL POLAND 60,184,591
QATAR - 0.8%
1,651,734 Barwa Real Estate Co 1,272,816
2,740,225 Commercial Bank PSQC 3,125,557
1,655,601 Dukhan Bank 1,751,090
1,367,133 Industries Qatar QSC 4,586,707
4,928,843 Masraf Al Rayan QSC 3,400,509
4,931,512 Mesaieed Petrochemical Holding Co 2,599,423
708,702 Ooredoo QPSC 1,944,502
386,003 Qatar Electricity & Water Co QSC 1,619,313
563,129 Qatar Fuel QSC 2,236,431
2,399,308 Qatar Gas Transport Co Ltd 2,630,125
815,095 Qatar International Islamic Bank QSC 2,252,089
1,564,096 Qatar Islamic Bank SAQ 7,854,765
3,959,631 Qatar National Bank QPSC 15,075,448
TOTAL QATAR 50,348,775
ROMANIA - 0.1%
470,646 NEPI Rockcastle NV 3,175,774
TOTAL ROMANIA 3,175,774
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4.2%
82,044 ACWA Power Co 8,723,850
381,920 (a) Ades Holding Co 2,034,544
101,032 Advanced Petrochemical Co 1,151,880
1,695,191 Al Rajhi Bank 36,055,455
1,048,096 Alinma Bank 9,297,162
216,692 Almarai Co JSC 3,281,636
558,704 Arab National Bank 4,592,186
20,234 Arabian Internet & Communications Services Co 1,871,221
507,291 Bank AlBilad 4,821,989
412,240 (a) Bank Al-Jazira 1,777,168
485,694 Banque Saudi Fransi 4,739,355
73,195 Bupa Arabia for Cooperative Insurance Co 4,707,149
62,267 Co for Cooperative Insurance 2,471,226
29,669 Dallah Healthcare Co 1,295,020
450,844 (a) Dar Al Arkan Real Estate Development Co 1,596,168
74,879 Dr Sulaiman Al Habib Medical Services Group Co 6,191,573
21,147 Elm Co 5,147,479
326,545 Etihad Etisalat Co 4,527,366
486,768 Jarir Marketing Co 1,754,573
448,748 Mobile Telecommunications Co Saudi Arabia 1,445,336
89,793 Mouwasat Medical Services Co 3,217,666
35,387 Nahdi Medical Co 1,302,768
66,032 Power & Water Utility Co for Jubail & Yanbu 1,139,183
1,236,283 Riyad Bank 9,115,639
220,840 SABIC Agri-Nutrients Co 6,805,275
301,080 Sahara International Petrochemical Co 2,751,802

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SAUDI ARABIA—continued
1,131,070 (a) Saudi Arabian Mining Co $ 15,247,133
2,492,750 (b) Saudi Arabian Oil Co 19,973,684
41,379 Saudi Aramco Base Oil Co 1,666,995
857,515 Saudi Awwal Bank 9,305,668
809,772 Saudi Basic Industries Corp 18,244,418
715,470 Saudi Electricity Co 3,544,687
318,734 Saudi Industrial Investment Group 1,967,764
422,381 Saudi Investment Bank 1,897,303
657,406 (a) Saudi Kayan Petrochemical Co 1,642,376
2,543,777 Saudi National Bank 25,464,368
30,417 (a) Saudi Research & Media Group 1,944,375
43,636 Saudi Tadawul Group Holding Co 3,079,768
1,735,145 Saudi Telecom Co 17,410,927
240,106 Savola Group 3,226,457
246,271 Yanbu National Petrochemical Co 2,545,093
TOTAL SAUDI ARABIA 258,975,685
SOUTH AFRICA - 2.6%
754,825 (c) Absa Group Ltd 5,833,664
55,551 (c) Anglo American Platinum Ltd 1,935,117
335,802 Aspen Pharmacare Holdings Ltd 4,001,345
312,167 Bid Corp Ltd 7,158,134
253,694 (c) Bidvest Group Ltd 3,319,100
75,196 Capitec Bank Holdings Ltd 9,306,468
197,264 Clicks Group Ltd 3,055,502
485,285 Discovery Ltd 3,100,255
234,834 Exxaro Resources Ltd 2,249,964
4,351,316 (c) FirstRand Ltd 15,021,394
767,613 Gold Fields Ltd 12,418,184
460,973 Harmony Gold Mining Co Ltd 3,990,283
790,481 (c) Impala Platinum Holdings Ltd 3,518,868
56,545 (c) Kumba Iron Ore Ltd 1,392,561
1,491,822 MTN Group Ltd 7,179,610
158,260 Naspers Ltd 30,332,862
368,120 (c) Nedbank Group Ltd 4,476,031
294,987 Northam Platinum Holdings Ltd 1,961,173
4,149,346 Old Mutual Ltd 2,429,477
665,309 (c) OUTsurance Group Ltd 1,434,102
1,584,596 (b) Pepkor Holdings Ltd 1,494,825
406,409 Remgro Ltd 2,654,007
1,491,379 Sanlam Ltd 5,394,885
542,491 Sasol Ltd 3,811,167
426,453 Shoprite Holdings Ltd 5,689,866
2,606,883 Sibanye Stillwater Ltd 2,975,366
1,159,527 Standard Bank Group Ltd 10,888,844
519,027 Vodacom Group Ltd 2,494,308
764,590 Woolworths Holdings Ltd 2,443,519
TOTAL SOUTH AFRICA 161,960,881
TAIWAN - 17.0%
450,344 Accton Technology Corp 6,309,046
2,589,380 Acer, Inc 3,562,866
382,665 Advantech Co Ltd 4,450,936
64,000 Alchip Technologies Ltd 6,036,159
2,749,011 ASE Technology Holding Co Ltd 12,366,691
1,988,512 Asia Cement Corp 2,667,006
623,500 Asustek Computer, Inc 8,175,795
5,559,800 AU Optronics Corp 3,108,814
538,389 Catcher Technology Co Ltd 3,596,264
8,192,889 Cathay Financial Holding Co Ltd 12,669,109
1,324,881 Chailease Holding Co Ltd 6,987,768
4,163,309 Chang Hwa Commercial Bank 2,328,000
1,797,922 Cheng Shin Rubber Industry Co Ltd 2,595,713
2,483,035 China Airlines 1,590,133

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
13,297,522 China Development Financial Holding Corp $ 5,558,945
9,904,151 China Steel Corp 7,545,197
15,617,611 Chinatrust Financial Holding Co 16,300,389
3,348,763 Chunghwa Telecom Co Ltd 12,728,096
3,609,000 Compal Electronics, Inc 3,936,548
1,667,768 Delta Electronics, Inc 16,332,939
764,000 E Ink Holdings, Inc 4,884,418
12,183,959 E.Sun Financial Holding Co Ltd 10,238,205
144,316 Eclat Textile Co Ltd 2,270,687
57,000 eMemory Technology, Inc 3,831,114
2,186,803 Eva Airways Corp 2,377,573
851,192 Evergreen Marine Corp Taiwan Ltd 4,953,654
2,794,071 Far Eastern Textile Co Ltd 2,787,203
1,526,589 Far EasTone Telecommunications Co Ltd 3,786,571
452,014 Feng TAY Enterprise Co Ltd 2,247,468
9,445,944 First Financial Holding Co Ltd 7,918,748
2,994,173 Formosa Chemicals & Fibre Corp 5,089,019
1,271,064 Formosa Petrochemical Corp 2,808,849
3,445,813 Formosa Plastics Corp 7,239,432
7,045,221 Fubon Financial Holding Co Ltd 14,904,295
8,501,229 Fuhwa Financial Holdings Co Ltd 7,974,456
428,000 Gigabyte Technology Co Ltd 3,859,872
81,000 Global Unichip Corp 3,364,052
187,535 Globalwafers Co Ltd 2,979,771
10,845,002 Hon Hai Precision Industry Co, Ltd 51,625,978
251,540 Hotai Motor Co Ltd 4,773,289
7,231,026 Hua Nan Financial Holdings Co Ltd 5,238,319
7,216,282 InnoLux Display Corp 3,138,366
2,275,340 Inventec Co Ltd 3,650,141
87,125 Largan Precision Co Ltd 5,807,573
1,693,778 Lite-On Technology Corp 5,126,693
1,331,464 MediaTek, Inc 40,145,198
9,825,754 Mega Financial Holding Co Ltd 12,040,589
609,000 Micro-Star International Co Ltd 2,963,220
4,152,271 Nan Ya Plastics Corp 7,210,020
180,000 Nan Ya Printed Circuit Board Corp 1,024,912
1,092,000 Nanya Technology Corp 2,204,140
156,000 Nien Made Enterprise Co Ltd 1,823,071
503,474 Novatek Microelectronics Corp Ltd 9,513,249
1,676,000 Pegatron Corp 4,998,543
221,025 (a) PharmaEssentia Corp 1,992,225
1,897,512 Pou Chen Corp 2,100,300
2,560,387 Powerchip Semiconductor Manufacturing Corp 1,788,882
520,000 President Chain Store Corp 4,373,005
2,321,000 Quanta Computer, Inc 18,215,756
422,085 Realtek Semiconductor Corp 6,658,456
1,307,975 Ruentex Development Co Ltd 1,538,945
3,262,599 Shanghai Commercial & Savings Bank Ltd 4,646,635
10,938,684 Shin Kong Financial Holding Co Ltd 2,890,640
8,697,419 SinoPac Financial Holdings Co Ltd 5,851,321
994,522 Synnex Technology International Corp 2,430,862
9,411,413 Taishin Financial Holdings Co Ltd 5,181,639
4,789,648 Taiwan Business Bank 2,486,732
6,000,039 Taiwan Cement Corp 5,897,728
8,490,816 Taiwan Cooperative Financial Holding Co Ltd 6,823,454
1,647,561 Taiwan High Speed Rail Corp 1,510,515
1,589,861 Taiwan Mobile Co Ltd 5,074,212
21,361,183 Taiwan Semiconductor Manufacturing Co Ltd 511,466,919
1,217,000 Unimicron Technology Corp 6,730,038
4,218,908 Uni-President Enterprises Corp 9,895,893
9,862,103 United Microelectronics Corp 15,152,356
780,000 Vanguard International Semiconductor Corp 2,043,987
57,000 Voltronic Power Technology Corp 2,697,082

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
2,586,529 Walsin Lihwa Corp $ 2,921,646
719,460 Wan Hai Lines Ltd 1,117,512
2,712,492 Winbond Electronics Corp 2,151,171
2,300,000 Wistron Corp 7,875,337
85,000 Wiwynn Corp 6,046,819
1,335,660 WPG Holdings Ltd 3,607,383
282,437 Yageo Corp 5,387,344
1,585,000 Yang Ming Marine Transport 2,534,074
562,127 Zhen Ding Technology Holding Ltd 1,989,688
TOTAL TAIWAN 1,054,723,658
THAILAND - 1.5%
1,050,400 Advanced Info Service PCL 5,580,820
3,379,756 Airports of Thailand PCL 5,950,596
4,994,500 Asset World Corp PCL 589,604
9,151,799 Bangkok Dusit Medical Services PCL 7,162,994
4,624,383 Bangkok Expressway & Metro PCL 1,032,322
5,542,200 BTS Group Holdings PCL 945,259
494,800 Bumrungrad Hospital PCL 3,265,801
1,608,099 Central Pattana PCL 2,744,529
1,478,707 Central Retail Corp PCL 1,367,744
2,775,380 Charoen Pokphand Foods PCL 1,480,232
4,901,830 CP ALL plc 7,575,836
1,713,500 CP Axtra PCL 1,494,658
2,413,000 Delta Electronics Thailand PCL 4,500,636
1,303,803 Energy Absolute PCL 1,071,453
588,900 Global Power Synergy PCL 772,066
2,191,550 Gulf Energy Development PCL 2,367,302
4,127,826 Home Product Center PCL 1,152,230
1,167,539 Indorama Ventures PCL 749,336
587,600 Intouch Holdings PCL (Class F) 1,058,355
465,700 Kasikornbank PCL (Foreign) 1,634,746
2,777,498 Krung Thai Bank PCL 1,256,154
605,694 Krungthai Card PCL 698,364
7,261,552 Land and Houses PCL 1,457,495
2,786,178 Minor International PCL 2,480,946
362,200 Muangthai Capital PCL 440,783
1,553,141 PTT Exploration & Production PCL 6,558,731
1,806,629 PTT Global Chemical PCL 1,791,517
3,009,522 PTT Oil & Retail Business PCL 1,511,089
9,996,032 PTT PCL 9,103,240
758,401 SCB X PCL 2,179,431
918,000 SCG Packaging PCL 799,178
662,860 Siam Cement PCL 4,455,455
1,184,250 Thai Oil PCL 1,725,513
19,649,400 TMB Bank PCL (Foreign) 957,485
8,462,481 (a) True Corp PCL 1,803,929
TOTAL THAILAND 89,715,829
TURKEY - 0.8%
2,626,647 Akbank TAS 4,834,584
1,301,359 Aselsan Elektronik Sanayi Ve Ticaret AS 2,441,084
401,144 BIM Birlesik Magazalar AS 4,792,446
65,483 (a) Coca-Cola Icecek AS 1,465,905
1,314,895 Eregli Demir ve Celik Fabrikalari TAS 1,748,254
57,620 Ford Otomotiv Sanayi AS 1,981,973
900,254 (a) Haci Omer Sabanci Holding AS 2,569,891
647,240 KOC Holding AS 4,518,614
39,803 (a) Pegasus Hava Tasimaciligi AS. 1,267,170
1,084,631 (a) Sasa Polyester Sanayi AS 1,382,487
108,263 Tofas Turk Otomobil Fabrik 920,153
457,631 (a) Turk Hava Yollari AO 4,606,514
1,015,797 Turkcell Iletisim Hizmet AS 2,534,298
7,684,978 Turkiye Is Bankasi (Series C) 3,253,265

Emerging Markets Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TURKEY—continued
916,467 Turkiye Petrol Rafinerileri AS $ 5,540,754
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 1,723,079
2,858,097 Yapi ve Kredi Bankasi 2,862,024
TOTAL TURKEY 48,442,495
UNITED ARAB EMIRATES - 1.2%
2,576,255 Abu Dhabi Commercial Bank PJSC 5,849,861
1,240,460 Abu Dhabi Islamic Bank PJSC 3,769,102
3,327,931 Abu Dhabi National Oil Co for Distribution PJSC 3,162,209
3,213,154 Aldar Properties PJSC 4,776,558
2,511,838 (a) Americana Restaurants International plc 2,277,334
2,633,209 Dubai Islamic Bank PJSC 3,986,126
5,745,642 (a) Emaar Properties PJSC 12,843,181
1,682,466 Emirates NBD Bank PJSC 7,787,286
2,979,437 Emirates Telecommunications Group Co PJSC 13,790,310
3,780,246 First Abu Dhabi Bank PJSC 12,844,747
3,338,344 (a) Multiply Group PJSC 2,088,560
TOTAL UNITED ARAB EMIRATES 73,175,274
UNITED KINGDOM - 0.1%
350,972 AngloGold Ashanti UK Ltd 8,071,860
133,637 (a),(b) Pepco Group NV 630,066
TOTAL UNITED KINGDOM 8,701,926
UNITED STATES - 0.1%
650,265 JBS S.A. 2,935,372
61,860 (a) Legend Biotech Corp (ADR) 2,705,756
65,000 Parade Technologies Ltd 1,475,668
TOTAL UNITED STATES 7,116,796
TOTAL COMMON STOCKS 6,207,560,692
(Cost $5,334,275,731)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
CHINA - 0.0%
15,550 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 22
TOTAL CHINA 22
INDIA - 0.1%
391,719 Tata Motors Ltd (DVR) 3,195,200
TOTAL INDIA 3,195,200
TOTAL RIGHTS/WARRANTS 3,195,222
(Cost $2,250,849)
TOTAL LONG-TERM INVESTMENTS 6,210,775,602
(Cost $5,336,549,236)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000% 06/18/24 4,964,100
TOTAL GOVERNMENT AGENCY DEBT 4,964,100
REPURCHASE AGREEMENT - 0.8%
48,076,000 (f) Fixed Income Clearing Corporation 5.310 05/01/24 48,076,000
TOTAL REPURCHASE AGREEMENT 48,076,000
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill 0.000 05/30/24 4,978,753

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 10,000,000 United States Treasury Bill 0.000% 06/11/24 $ 9,940,039
TOTAL TREASURY DEBT 14,918,792
TOTAL SHORT-TERM INVESTMENTS 67,958,892
(Cost $67,955,051)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
15,352,475 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5.430 (h) 15,352,475
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 15,352,475
(Cost $15,352,475)
TOTAL INVESTMENTS - 101.5% 6,294,086,969
(Cost $5,419,856,762)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (90,230,237)
NET ASSETS - 100.0% $ 6,203,856,732
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $293,098,600 or 4.7% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,243,925.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
When-issued or delayed delivery security.
(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $48,083,091 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $49,037,598.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Future 613 06/21/24  $ 31,663,274 $ 31,937,300 $ 274,026

International Equity Index Fund April 30, 2024
Portfolios of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCKS - 97.9%
AUSTRALIA - 7.2%
340,578 Ampol Ltd $ 8,042,338
1,875,574 APA Group 10,008,961
830,860 Aristocrat Leisure Ltd 21,203,539
2,672,926 Aurizon Holdings Ltd 6,565,377
4,260,385 Australia & New Zealand Banking Group Ltd 76,874,066
281,496 Australian Stock Exchange Ltd 11,499,148
7,222,135 BHP Billiton Ltd 198,075,074
654,740 BlueScope Steel Ltd 9,556,203
1,967,256 Brambles Ltd 18,507,253
501,650 carsales.com Ltd 10,877,529
95,311 Cochlear Ltd 19,882,634
1,925,334 Coles Group Ltd 20,079,726
2,384,829 Commonwealth Bank of Australia 174,735,314
745,697 Computershare Ltd 13,100,680
1,452,279 Dexus Property Group 6,596,557
207,535 EBOS Group Ltd 4,287,486
1,970,450 Endeavour Group Ltd 6,776,186
2,419,017 Fortescue Metals Group Ltd 40,093,860
14,715,724 Glencore plc 85,624,328
2,431,463 Goodman Group 49,114,647
2,771,407 GPT Group 7,453,513
368,389 (a) IDP Education Ltd 3,841,151
3,367,826 Insurance Australia Group Ltd 13,952,822
3,028,643 Lottery Corp Ltd 9,447,825
520,774 Macquarie Group Ltd 62,356,706
3,844,819 Medibank Pvt Ltd 8,811,781
247,118 Mineral Resources Ltd 11,209,844
5,484,756 Mirvac Group 7,186,503
4,419,143 National Australia Bank Ltd 95,796,060
1,631,606 Northern Star Resources Ltd 15,465,561
705,334 Orica Ltd 8,166,876
2,403,973 Origin Energy Ltd 15,172,471
4,261,838 (a) Pilbara Minerals Ltd 10,850,227
1,249,490 (b) Qantas Airways Ltd 4,714,206
2,115,145 QBE Insurance Group Ltd 24,195,076
265,117 Ramsay Health Care Ltd 8,886,780
76,280 REA Group Ltd 8,743,827
337,075 Reece Ltd 5,979,595
534,836 Rio Tinto Ltd 44,511,368
1,606,690 Rio Tinto plc 108,709,810
4,683,904 Santos Ltd 22,985,622
7,475,357 Scentre Group 15,137,970
512,062 Seek Ltd 7,910,242
231,801 Seven Group Holdings Ltd 5,632,556
621,362 Sonic Healthcare Ltd 10,678,525
6,398,888 South32 Ltd 14,598,940
3,430,181 Stockland Trust Group 9,718,102
1,825,346 Suncorp-Metway Ltd 19,495,452
5,634,273 Telstra Corp Ltd 13,311,604
4,350,303 Transurban Group 34,926,227
1,129,833 Treasury Wine Estates Ltd 8,762,087
5,537,380 Vicinity Ltd 6,780,904
334,547 Washington H Soul Pattinson & Co Ltd 7,001,263
1,645,259 Wesfarmers Ltd 70,481,624
4,960,319 Westpac Banking Corp 82,372,761
241,709 WiseTech Global Ltd 14,239,690
2,692,732 Woodside Energy Group Ltd 48,245,691

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
AUSTRALIA—continued
1,764,435 Woolworths Ltd $ 36,201,110
TOTAL AUSTRALIA 1,695,433,278
AUSTRIA - 0.2%
496,902 Erste Bank der Oesterreichischen Sparkassen AG. 23,173,063
621,576 Mondi plc 11,797,927
202,728 OMV AG. 9,619,728
102,118 Verbund AG. 7,800,912
171,858 Voestalpine AG. 4,589,482
TOTAL AUSTRIA 56,981,112
BELGIUM - 0.8%
228,760 Ageas S.A. 10,500,440
1,230,244 Anheuser-Busch InBev S.A. 73,536,332
31,009 Dieteren S.A. 6,689,340
44,242 Elia Group S.A. 4,259,689
125,363 Groupe Bruxelles Lambert S.A. 9,305,693
361,937 KBC Groep NV 26,886,185
542 Lotus Bakeries NV 5,454,526
22,948 (a) Sofina S.A. 5,371,697
107,495 (b) Syensqo S.A. 9,963,886
180,159 (a) UCB S.A. 23,890,908
286,666 (a) Umicore S.A. 6,349,717
246,738 Warehouses De Pauw CVA 6,524,829
TOTAL BELGIUM 188,733,242
BRAZIL - 0.0%
237,732 Yara International ASA 6,776,585
TOTAL BRAZIL 6,776,585
BURKINA FASO - 0.0%
267,509 Endeavour Mining plc 5,664,000
TOTAL BURKINA FASO 5,664,000
CHILE - 0.1%
552,300 Antofagasta plc 15,150,570
TOTAL CHILE 15,150,570
CHINA - 0.5%
5,286,114 BOC Hong Kong Holdings Ltd 16,202,431
2,881,871 (c) ESR Group Ltd 3,158,155
2,096,346 Prosus NV 70,143,647
2,001,946 SITC International Holdings Co Ltd 4,341,407
1,498,000 (a) Wharf Holdings Ltd 4,819,600
2,793,250 Wilmar International Ltd 6,565,737
TOTAL CHINA 105,230,977
DENMARK - 3.6%
4,268 AP Moller - Maersk AS (Class A) 6,052,827
5,811 AP Moller - Maersk AS (Class B) 8,420,535
141,894 Carlsberg AS (Class B) 19,086,567
178,711 Coloplast A.S. 21,546,310
995,008 Danske Bank AS 28,643,282
150,525 (b) Demant A.S. 7,187,864
248,178 DSV AS 35,258,498
93,517 (b) Genmab AS 25,963,115
4,647,828 Novo Nordisk A.S. 596,047,661
528,599 Novozymes A.S. 29,272,073
272,997 Orsted AS 15,003,456
120,829 Pandora A.S. 18,390,159
13,416 Rockwool International AS (B Shares) 4,373,464
20,158 (b) Svitzer A.S. 677,375
489,071 Tryg A.S. 9,679,805
1,430,569 Vestas Wind Systems A.S. 38,337,293
TOTAL DENMARK 863,940,284

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINLAND - 1.0%
197,136 Elisa Oyj (Series A) $ 8,888,736
648,587 Fortum Oyj 8,546,686
374,713 Kesko Oyj (B Shares) 6,397,242
488,931 Kone Oyj (Class B) 23,833,914
933,923 Metso Outotec Oyj 10,587,979
612,826 Neste Oil Oyj 13,892,224
7,627,497 Nokia Oyj 27,728,632
4,549,462 Nordea Bank Abp 53,311,765
150,380 Orion Oyj (Class B) 5,743,780
640,998 Sampo Oyj 26,013,889
814,116 Stora Enso Oyj (R Shares) 10,844,535
750,456 UPM-Kymmene Oyj 26,299,816
689,430 Wartsila Oyj (B Shares) 12,718,255
TOTAL FINLAND 234,807,453
FRANCE - 10.1%
278,318 Accor S.A. 12,197,476
493,181 (b) Adevinta ASA 5,034,588
48,521 Aeroports de Paris 6,162,882
747,318 Air Liquide 146,159,452
843,739 Airbus SE 138,843,776
429,318 Alstom RGPT 6,769,518
85,512 (c) Amundi S.A. 5,965,694
83,608 Arkema 8,627,236
2,596,376 AXA S.A. 89,708,883
57,784 BioMerieux 6,142,668
1,481,080 BNP Paribas S.A. 106,581,274
978,432 Bollore SE 6,350,752
269,573 Bouygues S.A. 9,935,191
452,768 Bureau Veritas S.A. 13,205,265
221,960 Cap Gemini S.A. 46,651,777
789,969 Carrefour S.A. 13,289,826
965,072 Cie Generale des Etablissements Michelin S.C.A 37,076,758
656,018 Compagnie de Saint-Gobain 51,879,637
1,546,390 Credit Agricole S.A. 23,927,654
912,170 Danone 57,090,289
30,213 Dassault Aviation S.A. 6,467,053
946,486 Dassault Systemes SE 37,151,396
353,653 Edenred 16,781,494
101,968 Eiffage S.A. 10,879,826
2,600,868 (b) Engie S.A. 45,152,653
421,005 Essilor International S.A. 89,771,576
57,498 (b) Eurazeo 5,179,282
72,208 Fonciere Des Regions 3,594,234
66,380 Gecina S.A. 6,777,517
501,708 Getlink S.E. 8,540,923
45,142 Hermes International 108,069,507
51,382 Ipsen 6,249,917
105,550 Kering 36,992,022
314,757 Klepierre 8,451,982
150,898 (c) La Francaise des Jeux SAEM 5,686,553
374,002 Legrand S.A. 38,434,918
340,856 L'Oreal S.A. 159,811,409
393,523 LVMH Moet Hennessy Louis Vuitton S.A. 323,253,964
2,655,416 Orange S. A. 29,555,531
289,725 Pernod-Ricard S.A. 43,818,624
328,065 Publicis Groupe S.A. 36,200,917
31,971 Remy Cointreau S.A. 3,033,080
282,928 Renault S.A. 14,014,367
319,376 Rexel S.A. 8,278,175
487,353 Safran S.A. 105,673,768
42,211 Sartorius Stedim Biotech 9,090,856
37,382 SEB S.A. 4,411,983

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FRANCE—continued
1,051,383 Societe Generale $ 28,329,570
129,292 Sodexho Alliance S.A. 11,257,898
84,604 (b) Teleperformance 7,663,830
134,031 Thales S.A. 22,526,242
3,098,982 Total S.A. 224,982,245
168,495 (b) Unibail-Rodamco-Westfield 14,041,186
976,390 Veolia Environnement 30,353,712
710,338 Vinci S.A. 83,234,641
915,482 Vivendi Universal S.A. 9,313,831
379,719 (b),(c) Worldline S.A. 3,938,635
TOTAL FRANCE 2,398,565,913
GERMANY - 8.4%
229,444 Adidas-Salomon AG. 55,292,128
557,876 Allianz AG. 158,316,858
1,273,413 BASF SE 66,722,450
1,394,885 Bayer AG. 40,689,751
477,694 Bayerische Motoren Werke AG. 52,044,423
55,829 Bayerische Motoren Werke AG. (Preference) 5,736,524
110,201 Bechtle AG. 5,318,260
144,586 Beiersdorf AG. 21,731,793
192,881 Brenntag SE 15,392,558
58,838 Carl Zeiss Meditec AG. 6,208,164
1,518,132 Commerzbank AG. 22,562,690
155,506 Continental AG. 10,078,544
269,255 (c) Covestro AG. 13,485,458
1,145,881 Daimler AG. (Registered) 86,675,455
766,495 Daimler Truck Holding AG. 34,566,032
2,736,448 Deutsche Bank AG. (Registered) 43,707,955
274,805 Deutsche Boerse AG. 52,980,187
872,726 (b) Deutsche Lufthansa AG. 6,245,776
1,404,091 Deutsche Post AG. 58,789,188
4,621,417 Deutsche Telekom AG. 105,856,160
163,847 Dr ING hc F Porsche AG. 14,586,714
3,161,631 E.ON AG. 41,866,215
327,564 Evonik Industries AG. 6,826,651
289,381 Fresenius Medical Care AG. 12,183,723
605,824 Fresenius SE 18,078,016
229,351 (b) GEA Group AG. 9,256,602
89,991 Hannover Rueckversicherung AG. 22,321,723
184,543 HeidelbergCement AG. 18,571,606
156,298 Henkel KGaA 11,239,160
241,140 Henkel KGaA (Preference) 19,156,581
1,849,930 Infineon Technologies AG. 64,198,192
107,225 Knorr-Bremse AG. 7,956,689
102,049 LEG Immobilien SE 8,662,771
181,233 Merck KGaA 28,798,225
77,107 MTU Aero Engines Holding AG. 18,576,381
194,848 Muenchener Rueckver AG. 85,695,820
79,171 Nemetschek SE 6,996,282
219,777 Porsche AG. 11,197,964
145,501 Puma AG. Rudolf Dassler Sport 6,717,926
7,117 Rational AG. 6,070,785
62,349 Rheinmetall AG. 34,357,095
896,626 RWE AG. 31,234,445
1,485,504 SAP AG. 268,233,211
37,672 Sartorius AG. 11,262,272
110,409 (c) Scout24 SE 8,110,386
1,083,697 Siemens AG. 203,012,749
766,730 (b) Siemens Energy AG. 15,743,611
402,160 (c) Siemens Healthineers AG. 22,302,778
193,025 Symrise AG. 20,690,669
91,467 Talanx AG. 6,879,648

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
75,686 Volkswagen AG. $ 10,684,825
257,189 Volkswagen AG. (Preference) 31,506,964
1,053,167 Vonovia SE 30,432,340
339,273 (b),(c) Zalando SE 8,877,167
TOTAL GERMANY 1,984,686,540
HONG KONG - 1.7%
16,176,591 AIA Group Ltd 118,483,060
2,801,113 CK Asset Holdings Ltd 11,948,358
935,596 CK Infrastructure Holdings Ltd 5,285,311
2,338,174 CLP Holdings Ltd 18,392,221
82,447 (b) Futu Holdings Ltd (ADR) 5,302,167
3,115,536 Hang Lung Properties Ltd 3,438,653
1,055,505 Hang Seng Bank Ltd 13,918,496
1,977,386 Henderson Land Development Co Ltd 5,961,464
5,235,025 HKT Trust & HKT Ltd 5,779,347
16,374,041 Hong Kong & China Gas Ltd 12,450,036
2,034,977 Hong Kong Electric Holdings Ltd 11,672,935
1,709,535 Hong Kong Exchanges and Clearing Ltd 54,319,466
1,580,829 Hongkong Land Holdings Ltd 5,051,032
222,494 Jardine Matheson Holdings Ltd 8,537,095
3,621,998 Link REIT 15,519,508
2,030,312 MTR Corp 6,672,491
3,894,979 Prudential plc 33,875,987
5,294,607 Sino Land Co 5,660,988
2,053,419 Sun Hung Kai Properties Ltd 18,942,702
642,764 Swire Pacific Ltd (Class A) 5,443,381
1,508,490 Swire Properties Ltd 3,119,808
1,994,998 Techtronic Industries Co 27,569,455
11,059,880 (c) WH Group Ltd 8,038,763
2,306,992 Wharf Real Estate Investment Co Ltd 7,157,471
TOTAL HONG KONG 412,540,195
IRELAND - 0.8%
287,681 (b) AerCap Holdings NV 24,306,168
2,201,194 AIB Group plc 11,393,760
1,510,116 Bank of Ireland Group plc 16,112,077
991,170 CRH plc 76,756,978
232,687 Kerry Group plc (Class A) 20,024,666
220,464 Kingspan Group plc 19,609,741
372,127 Smurfit Kappa Group plc 16,124,099
TOTAL IRELAND 184,327,489
ISRAEL - 0.6%
61,959 Azrieli Group Ltd 3,986,461
1,801,975 Bank Hapoalim Ltd 16,232,958
2,169,884 Bank Leumi Le-Israel 16,907,973
134,854 (b) Check Point Software Technologies 20,149,885
37,549 Elbit Systems Ltd 7,643,387
139,614 (b) Global-e Online Ltd 4,681,257
1,104,440 Israel Chemicals Ltd 5,184,208
1,717,389 Israel Discount Bank Ltd 8,808,870
220,492 Mizrahi Tefahot Bank Ltd 8,029,046
89,615 (b) Nice Systems Ltd 20,038,837
1,629,606 (b) Teva Pharmaceutical Industries Ltd (ADR) 22,895,964
79,625 (b) Wix.com Ltd 9,465,024
TOTAL ISRAEL 144,023,870
ITALY - 2.4%
179,984 Amplifon S.p.A. 6,009,002
1,434,002 Assicurazioni Generali S.p.A. 34,964,466
1,698,102 Banco BPM S.p.A. 11,149,126
327,437 Coca-Cola HBC AG. 10,569,247
868,246 Davide Campari-Milano NV 8,707,466
31,490 (a) DiaSorin S.p.A. 3,180,405

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY—continued
11,628,304 Enel S.p.A. $ 76,426,342
3,107,928 ENI S.p.A. 49,918,568
178,564 Ferrari NV 73,438,840
850,069 FinecoBank Banca Fineco S.p.A 13,022,855
504,668 Infrastrutture Wireless Italiane S.p.A 5,408,493
20,987,447 Intesa Sanpaolo S.p.A. 78,556,125
595,868 Leonardo S.p.A. 13,694,267
722,516 Mediobanca S.p.A. 10,265,583
294,744 Moncler S.p.A 20,066,811
812,300 (b),(c) Nexi S.p.A 4,726,089
707,829 (c) Poste Italiane S.p.A 8,991,636
379,022 Prysmian S.p.A. 20,565,106
144,204 Recordati S.p.A. 7,673,578
2,883,365 Snam Rete Gas S.p.A. 13,192,177
12,757,792 (a),(b) Telecom Italia S.p.A. 3,024,559
1,979,709 Terna Rete Elettrica Nazionale S.p.A. 15,861,252
2,202,584 (a) UniCredit S.p.A 80,844,450
TOTAL ITALY 570,256,443
JAPAN - 22.6%
1,089,972 Advantest Corp 34,116,836
953,117 Aeon Co Ltd 19,928,054
214,180 Aisin Seiki Co Ltd 8,146,601
664,838 Ajinomoto Co, Inc 24,719,641
238,252 All Nippon Airways Co Ltd 4,524,882
692,014 Asahi Breweries Ltd 23,673,077
265,412 Asahi Glass Co Ltd 9,813,403
312,102 Asahi Intecc Co Ltd 4,573,132
1,729,093 Asahi Kasei Corp 12,055,463
2,622,620 Astellas Pharma, Inc 25,171,632
160,407 Azbil Corp 4,480,168
823,281 Bandai Namco Holdings, Inc 15,383,149
806,460 Bridgestone Corp 35,586,645
337,393 Brother Industries Ltd 5,968,131
1,424,118 (a) Canon, Inc 38,544,168
507,910 Capcom Co Ltd 8,361,435
1,094,375 Central Japan Railway Co 25,026,141
772,668 Chiba Bank Ltd 6,526,775
929,117 Chubu Electric Power Co, Inc 11,926,105
953,632 Chugai Pharmaceutical Co Ltd 30,329,161
1,473,968 Concordia Financial Group Ltd 7,941,938
292,785 Dai Nippon Printing Co Ltd 8,527,687
447,639 Daifuku Co Ltd 9,169,350
1,338,995 Dai-ichi Life Holdings, Inc 31,012,508
2,650,879 Daiichi Sankyo Co Ltd 89,222,449
374,507 Daikin Industries Ltd 51,116,943
85,212 Daito Trust Construction Co Ltd 9,134,243
840,229 Daiwa House Industry Co Ltd 23,643,119
1,900,089 Daiwa Securities Group, Inc 13,963,864
2,687,188 Denso Corp 45,798,061
291,264 Dentsu, Inc 7,879,614
130,965 Disco Corp 37,304,819
551,626 Don Quijote Co Ltd 12,955,503
1,332,369 East Japan Railway Co 24,420,940
356,467 Eisai Co Ltd 14,639,752
4,078,728 ENEOS Holdings, Inc 18,844,585
1,353,757 Fanuc Ltd 40,097,313
247,973 Fast Retailing Co Ltd 64,837,256
185,327 (b) Fuji Electric Holdings Co Ltd 11,528,062
846,832 Fuji Heavy Industries Ltd 18,908,899
1,579,098 FUJIFILM Holdings Corp 33,591,326
2,520,710 Fujitsu Ltd 38,940,284
7,345 GLP J-Reit 5,973,778

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
193,088 Hamamatsu Photonics KK $ 7,075,066
333,322 Hankyu Hanshin Holdings, Inc 8,739,114
30,060 Hikari Tsushin, Inc 4,885,405
42,440 Hirose Electric Co Ltd 4,504,826
168,677 (b) Hitachi Construction Machinery Co Ltd 4,817,800
1,321,262 (b) Hitachi Ltd 121,900,515
6,542,714 Honda Motor Co Ltd 74,440,232
149,884 Hoshizaki Corp 5,164,806
502,407 (b) Hoya Corp 58,248,974
520,881 Hulic Co Ltd 4,799,738
158,412 Ibiden Co Ltd 6,021,791
1,387,630 Idemitsu Kosan Co Ltd 9,401,356
227,283 Iida Group Holdings Co Ltd 2,901,474
1,398,472 Inpex Holdings, Inc 20,948,827
820,598 Isuzu Motors Ltd 10,399,314
1,683,769 (a) Itochu Corp 75,962,787
182,761 Japan Airlines Co Ltd 3,238,298
2,057,971 Japan Post Bank Co Ltd 20,889,040
3,059,435 Japan Post Holdings Co Ltd 29,380,665
293,575 Japan Post Insurance Co Ltd 5,511,600
1,860 Japan Real Estate Investment Corp 6,307,521
10,659 Japan Retail Fund Investment Corp 6,435,141
1,740,373 Japan Tobacco, Inc 46,818,846
806,220 JFE Holdings, Inc 12,033,410
597,109 Kajima Corp 11,438,867
992,326 Kansai Electric Power Co, Inc 14,864,465
663,991 Kao Corp 27,391,089
586,254 Kawasaki Kisen Kaisha Ltd 8,260,249
2,147,757 KDDI Corp 59,597,631
195,442 Keisei Electric Railway Co Ltd 7,280,786
6,392 Kenedix Realty Investment Corp 6,304,666
277,154 Keyence Corp 121,883,901
986,265 Kikkoman Corp 11,751,749
255,850 Kintetsu Corp 6,577,537
1,133,172 Kirin Brewery Co Ltd 16,541,587
220,521 Kobe Bussan Co Ltd 4,762,652
321,771 Koito Manufacturing Co Ltd 4,328,056
1,316,450 Komatsu Ltd 39,304,126
141,402 Konami Corp 8,531,817
1,430,344 Kubota Corp 22,942,324
1,835,220 Kyocera Corp 22,368,834
372,024 Kyowa Hakko Kogyo Co Ltd 6,247,716
107,329 Lasertec Corp 23,151,437
662,699 M3, Inc 7,010,145
316,876 Makita Corp 9,173,838
2,034,353 Marubeni Corp 36,244,742
505,402 Matsumotokiyoshi Holdings Co Ltd 7,166,967
820,801 Mazda Motor Corp 9,291,037
127,337 McDonald's Holdings Co Japan Ltd 5,601,387
342,024 MEIJI Holdings Co Ltd 7,652,567
512,777 Minebea Co Ltd 9,604,487
413,361 MISUMI Group, Inc 6,720,364
1,824,908 Mitsubishi Chemical Holdings Corp 10,646,270
4,917,782 Mitsubishi Corp 112,467,549
2,752,682 Mitsubishi Electric Corp 47,979,045
1,596,285 Mitsubishi Estate Co Ltd 29,251,452
4,573,260 Mitsubishi Heavy Industries Ltd 40,890,028
15,811,988 Mitsubishi UFJ Financial Group, Inc 157,508,756
1,141,044 Mitsubishi UFJ Lease & Finance Co Ltd 7,389,450
1,848,698 Mitsui & Co Ltd 89,247,154
234,656 Mitsui Chemicals, Inc 6,678,987
3,765,537 Mitsui Fudosan Co Ltd 38,322,103
484,783 (a) Mitsui OSK Lines Ltd 15,386,810

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
1,817,187 Mitsui Sumitomo Insurance Group Holdings, Inc $ 32,671,271
3,434,769 Mizuho Financial Group, Inc 66,391,019
354,127 MonotaRO Co Ltd 4,244,169
2,432,441 Murata Manufacturing Co Ltd 44,445,947
342,840 NEC Corp 24,822,296
487,448 Nexon Co Ltd 7,599,971
595,767 Nidec Corp 27,901,463
1,490,955 Nintendo Co Ltd 72,712,340
2,111 Nippon Building Fund, Inc 8,065,697
99,519 Nippon Express Holdings, Inc 5,091,221
1,310,191 Nippon Paint Co Ltd 8,386,551
3,150 Nippon ProLogis REIT, Inc 5,444,568
1,215,647 (a) Nippon Steel Corp 27,253,480
43,041,186 Nippon Telegraph & Telephone Corp 46,469,932
670,847 (a) Nippon Yusen Kabushiki Kaisha 19,045,660
180,700 Nissan Chemical Industries Ltd 6,159,733
3,405,568 Nissan Motor Co Ltd 12,463,368
280,887 Nissin Food Products Co Ltd 7,495,619
112,111 Nitori Co Ltd 15,004,158
202,727 Nitto Denko Corp 16,762,608
4,256,970 (b) Nomura Holdings, Inc 24,222,080
153,025 Nomura Real Estate Holdings, Inc 4,284,259
6,123 Nomura Real Estate Master Fund, Inc 5,853,097
542,230 Nomura Research Institute Ltd 13,120,820
894,059 NTT Data Corp 13,981,131
898,885 Obayashi Corp 10,032,266
103,065 Obic Co Ltd 13,240,398
467,514 Odakyu Electric Railway Co Ltd 5,256,112
1,735,547 Olympus Corp 24,175,666
256,032 Omron Corp 8,787,626
534,382 Ono Pharmaceutical Co Ltd 7,696,895
53,578 (b) Oracle Corp Japan 4,020,738
1,572,092 Oriental Land Co Ltd 43,376,713
1,671,150 ORIX Corp 34,200,770
524,248 Osaka Gas Co Ltd 11,657,110
713,169 Osaka Securities Exchange Co Ltd 16,702,783
342,274 Otsuka Corp 6,807,186
586,126 Otsuka Holdings Co Ltd 25,060,898
3,141,215 Panasonic Corp 27,417,937
2,228,678 (b) Rakuten, Inc 10,718,699
2,058,715 Recruit Holdings Co Ltd 88,663,419
2,091,812 Renesas Electronics Corp 33,962,141
3,000,069 Resona Holdings, Inc 18,971,670
772,160 Ricoh Co Ltd 6,661,466
479,472 Rohm Co Ltd 6,892,336
339,128 SBI Holdings, Inc 8,257,135
115,100 SCREEN Holdings Co Ltd 11,875,689
311,569 Secom Co Ltd 21,642,351
392,842 Seiko Epson Corp 6,462,245
512,555 Sekisui Chemical Co Ltd 7,456,669
843,560 Sekisui House Ltd 19,385,307
3,210,888 Seven & I Holdings Co Ltd 41,488,508
459,787 SG Holdings Co Ltd 5,381,847
432,053 (a),(b) Sharp Corp 2,267,918
368,266 Shimadzu Corp 10,005,073
108,064 Shimano, Inc 17,561,801
729,306 Shimizu Corp 4,517,653
2,567,526 Shin-Etsu Chemical Co Ltd 99,386,210
361,049 Shionogi & Co Ltd 16,861,260
553,718 Shiseido Co Ltd 14,822,054
720,843 Shizuoka Financial Group, Inc 6,728,238
81,632 SMC Corp 42,886,723
4,147,895 SoftBank Corp 50,030,606

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
1,469,446 Softbank Group Corp $ 72,268,232
1,262,685 Sompo Holdings, Inc 24,988,682
1,796,493 Sony Corp 148,482,547
125,566 Square Enix Co Ltd 4,538,849
476,047 Sumco Corp 7,099,434
238,012 Sumisho Computer Systems Corp 4,326,867
1,476,239 Sumitomo Corp 38,820,874
993,165 Sumitomo Electric Industries Ltd 15,350,669
342,602 Sumitomo Metal Mining Co Ltd 11,445,867
1,799,997 Sumitomo Mitsui Financial Group, Inc 102,246,623
911,684 Sumitomo Mitsui Trust Holdings, Inc 19,167,992
393,285 Sumitomo Realty & Development Co Ltd 13,609,195
192,023 Suntory Beverage & Food Ltd 6,247,514
2,226,804 Suzuki Motor Corp 25,932,869
708,072 Sysmex Corp 11,322,336
720,747 T&D Holdings, Inc 11,760,666
253,962 Taisei Corp 9,297,649
246,514 Taiyo Nippon Sanso Corp 7,322,058
2,255,011 Takeda Pharmaceutical Co Ltd 59,266,348
558,382 TDK Corp 24,909,972
1,913,862 Terumo Corp 32,466,990
324,515 TIS, Inc 6,930,529
256,473 Tobu Railway Co Ltd 5,088,546
168,832 Toho Co Ltd 5,656,268
2,552,864 Tokio Marine Holdings, Inc 80,686,805
2,175,250 (b) Tokyo Electric Power Co, Inc 13,530,662
673,090 Tokyo Electron Ltd 147,639,423
517,833 Tokyo Gas Co Ltd 11,613,570
693,070 Tokyu Corp 8,204,256
338,512 Toppan Printing Co Ltd 8,030,838
2,000,756 Toray Industries, Inc 9,144,896
192,200 Toto Ltd 5,201,795
211,362 Toyota Industries Corp 20,085,051
15,117,227 (b) Toyota Motor Corp 344,802,405
296,269 Toyota Tsusho Corp 18,836,752
192,544 (b) Trend Micro, Inc 9,488,221
565,598 Uni-Charm Corp 16,805,687
630,402 USS Co Ltd 4,815,827
635,556 West Japan Railway Co 12,063,772
353,802 Yakult Honsha Co Ltd 6,920,275
190,492 Yamaha Corp 4,014,271
1,248,306 Yamaha Motor Co Ltd 11,643,222
360,940 Yamato Transport Co Ltd 4,766,817
349,403 Yaskawa Electric Corp 14,396,316
339,847 Yokogawa Electric Corp 7,509,192
3,864,021 Z Holdings Corp 9,283,820
134,827 Zensho Co Ltd 5,225,787
187,177 ZOZO, Inc 4,031,507
TOTAL JAPAN 5,355,397,382
JORDAN - 0.0%
228,618 Hikma Pharmaceuticals plc 5,489,249
TOTAL JORDAN 5,489,249
KOREA, REPUBLIC OF - 0.0%
262,273 (b),(c) Delivery Hero SE 7,337,756
TOTAL KOREA, REPUBLIC OF 7,337,756
LUXEMBOURG - 0.1%
730,880 ArcelorMittal S.A. 18,259,462
184,426 Eurofins Scientific SE 11,303,237
TOTAL LUXEMBOURG 29,562,699
MACAU - 0.1%
3,210,274 Galaxy Entertainment Group Ltd 14,404,153

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MACAU—continued
3,535,224 (b) Sands China Ltd $ 8,338,335
TOTAL MACAU 22,742,488
NETHERLANDS - 4.4%
710,562 (a),(c) ABN AMRO Bank NV 11,382,180
30,829 (b),(c) Adyen NV 36,933,145
2,055,828 Aegon NV 12,803,381
237,416 Akzo Nobel NV 15,665,169
10,149 (b) Argenx SE 3,799,521
74,356 (b) Argenx SE 27,776,711
66,970 ASM International NV 42,126,734
575,149 ASML Holding NV 500,962,088
227,681 ASR Nederland NV 11,393,041
109,197 (a) BE Semiconductor Industries NV 14,487,605
120,521 (c) Euronext NV 10,853,012
131,121 EXOR NV 14,315,198
188,421 Heineken Holding NV 15,157,335
404,919 Heineken NV 39,406,578
79,835 (a),(b) IMCD NV 12,045,073
4,754,193 ING Groep NV 75,165,054
136,576 JDE Peet's NV 3,034,662
1,345,925 Koninklijke Ahold Delhaize NV 40,854,460
4,754,493 Koninklijke KPN NV 17,278,453
1,105,808 (b) Koninklijke Philips Electronics NV 29,366,051
395,128 NN Group NV 18,227,601
153,655 OCI NV 4,132,793
151,253 Randstad Holdings NV 7,585,479
1,161,002 Universal Music Group NV 34,151,088
352,542 Wolters Kluwer NV 52,777,822
TOTAL NETHERLANDS 1,051,680,234
NEW ZEALAND - 0.2%
1,900,704 Auckland International Airport Ltd 8,791,918
814,080 Fisher & Paykel Healthcare Corp 13,634,002
1,022,870 Mercury NZ Ltd 3,845,392
1,942,096 Meridian Energy Ltd 6,866,278
2,509,409 Telecom Corp of New Zealand Ltd 7,053,250
209,979 (b) Xero Ltd 16,302,390
TOTAL NEW ZEALAND 56,493,230
NORWAY - 0.5%
469,466 Aker BP ASA 11,386,024
1,313,227 DNB Bank ASA 22,888,422
1,285,631 Equinor ASA 34,208,541
294,297 Gjensidige Forsikring ASA 4,718,550
126,088 Kongsberg Gruppen ASA 8,900,944
651,981 Mowi ASA 11,446,764
1,881,695 Norsk Hydro ASA 11,563,736
981,208 Orkla ASA 6,674,578
101,935 Salmar ASA 6,412,840
882,223 Telenor ASA 10,157,656
TOTAL NORWAY 128,358,055
PORTUGAL - 0.2%
4,451,047 (b) Energias de Portugal S.A. 16,714,425
680,405 Galp Energia SGPS S.A. 14,615,888
408,455 Jeronimo Martins SGPS S.A. 8,402,628
TOTAL PORTUGAL 39,732,941
SINGAPORE - 1.5%
5,253,782 Ascendas REIT 9,951,827
3,554,999 (b) Capitaland Investment Ltd 6,874,843
7,475,271 CapitaMall Trust 10,655,962
688,770 City Developments Ltd 3,087,021
2,822,998 DBS Group Holdings Ltd 71,866,198

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGAPORE—continued
8,471,301 Genting Singapore Ltd $ 5,653,489
2,794,058 (b) Grab Holdings Ltd 9,779,203
147,717 Jardine Cycle & Carriage Ltd 2,850,679
2,073,221 Keppel Corp Ltd 10,370,063
4,633,037 Mapletree Logistics Trust 4,546,407
3,192,910 Mapletree Pan Asia Commercial Trust 2,925,897
4,798,387 Oversea-Chinese Banking Corp 49,814,762
526,518 (b) Sea Ltd (ADR) 33,270,672
1,372,527 SembCorp Industries Ltd 5,363,934
58,821,732 (b) SembCorp Marine Ltd 4,201,958
2,107,368 (a) Singapore Airlines Ltd 10,055,558
1,257,287 Singapore Exchange Ltd 8,576,613
2,358,387 Singapore Technologies Engineering Ltd 6,927,718
11,785,333 Singapore Telecommunications Ltd 20,438,999
977,649 STMicroelectronics NV 38,700,117
1,804,723 United Overseas Bank Ltd 40,048,221
TOTAL SINGAPORE 355,960,141
SOUTH AFRICA - 0.3%
1,819,534 Anglo American plc 59,457,749
TOTAL SOUTH AFRICA 59,457,749
SPAIN - 2.5%
35,688 Acciona S.A. 4,125,751
306,878 ACS Actividades de Construccion y Servicios S.A. 12,290,603
104,174 (a) Aena SME S.A. 18,984,626
642,487 Amadeus IT Holding S.A. 40,781,172
8,311,417 Banco Bilbao Vizcaya Argentaria S.A. 89,879,440
23,206,649 (a) Banco Santander S.A. 112,915,013
5,312,800 CaixaBank S.A. 28,017,351
650,714 (c) Cellnex Telecom S.A. 21,509,154
407,395 (a) EDP Renovaveis S.A. 5,577,310
341,019 (a) Enagas 5,001,390
463,991 Endesa S.A. 8,461,174
429,486 (a) Grifols S.A. 3,930,850
8,749,506 Iberdrola S.A. 107,282,734
1,553,310 (a) Industria de Diseno Textil S.A. 70,723,664
592,321 Redeia Corp S.A. 9,887,973
1,719,049 Repsol YPF S.A. 26,982,328
7,015,037 (a) Telefonica S.A. 31,424,529
TOTAL SPAIN 597,775,062
SWEDEN - 3.0%
401,869 (a) Alfa Laval AB 17,109,473
1,436,378 (a) Assa Abloy AB 37,951,123
3,811,273 Atlas Copco AB 66,758,573
2,222,962 (a) Atlas Copco AB 33,331,574
558,276 (a) Beijer Ref AB 7,867,983
398,011 (a) Boliden AB 13,080,509
942,098 Epiroc AB 17,416,906
537,473 Epiroc AB 8,909,139
528,847 (a) EQT AB 14,267,949
4,124,576 Ericsson (LM) (B Shares) 20,931,749
874,707 Essity AB 21,823,716
258,931 (c) Evolution AB 28,608,030
1,011,427 (b) Fastighets AB Balder 6,375,332
339,110 (a) Getinge AB (B Shares) 7,139,087
943,655 (a) Hennes & Mauritz AB (B Shares) 14,999,205
2,956,513 (a) Hexagon AB 30,927,997
106,782 Holmen AB 4,158,868
529,609 (a) Husqvarna AB (B Shares) 4,295,767
175,534 Industrivarden AB 5,652,813
211,663 (a) Industrivarden AB 6,804,928
391,819 Indutrade AB 9,014,033

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
207,044 Investment AB Latour $ 4,988,850
2,452,453 (a) Investor AB 60,067,300
105,990 (a) L E Lundbergforetagen AB 5,224,017
339,039 Lifco AB 8,214,434
2,139,326 (a) Nibe Industrier AB 9,871,323
114,516 Saab AB (Class B) 9,066,084
300,628 Sagax AB 7,528,346
1,502,944 (a) Sandvik AB 29,958,984
682,495 (a) Securitas AB (B Shares) 6,839,692
2,261,065 Skandinaviska Enskilda Banken AB (Class A) 29,611,859
476,150 Skanska AB (B Shares) 8,179,451
476,318 SKF AB (B Shares) 9,792,174
844,462 Svenska Cellulosa AB (B Shares) 12,375,809
2,115,286 Svenska Handelsbanken AB 18,139,260
1,201,915 Swedbank AB (A Shares) 22,983,336
274,978 (b) Swedish Orphan Biovitrum AB 7,121,223
821,171 Tele2 AB (B Shares) 7,659,110
3,364,672 TeliaSonera AB 7,696,606
283,832 Volvo AB (A Shares) 7,475,069
2,137,506 Volvo AB (B Shares) 54,406,324
1,248,672 (a),(b) Volvo Car AB 3,876,168
1,248,672 (b) Volvo Car AB 254,937
TOTAL SWEDEN 708,755,110
SWITZERLAND - 6.0%
2,286,523 ABB Ltd 111,098,579
237,278 Adecco S.A. 8,300,568
711,520 Alcon, Inc 54,557,060
45,758 (a) Bachem Holding AG. 3,970,044
66,656 Baloise Holding AG. 10,072,578
44,721 (a) Banque Cantonale Vaudoise 4,676,679
4,896 Barry Callebaut AG. 7,911,800
30,110 BKW AG. 4,469,466
154 Chocoladefabriken Lindt & Spruengli AG. 17,772,008
767,146 Cie Financiere Richemont S.A. 106,040,312
322,423 Clariant AG. 4,823,711
266,877 DSM-Firmenich AG. 29,931,451
146,059 (b) Dufry Group 5,523,489
10,171 EMS-Chemie Holding AG. 8,114,783
47,869 Geberit AG. 25,551,573
13,079 Givaudan S.A. 55,935,856
52,512 Helvetia Holding AG. 6,868,860
290,061 Julius Baer Group Ltd 15,564,194
77,546 Kuehne & Nagel International AG. 20,495,133
1,341 Lindt & Spruengli AG. 15,446,921
238,381 Logitech International S.A. 18,559,671
105,495 Lonza Group AG. 58,232,526
2,916,986 Novartis AG. 283,115,299
32,143 Partners Group 41,354,092
588,915 (b) Sandoz Group AG. 20,015,392
57,424 Schindler Holding AG. 14,313,288
34,704 Schindler Holding AG. (Registered) 8,455,760
216,814 SGS S.A. 19,091,693
433,468 (a) SIG Group AG. 8,662,143
218,513 Sika AG. 62,158,511
71,611 Sonova Holdings AG 19,795,581
158,984 Straumann Holding AG. 21,134,942
44,230 (a) Swatch Group AG. 9,293,221
50,748 (a) Swatch Group AG. (Registered) 2,103,985
41,987 Swiss Life Holding 28,330,963
110,539 Swiss Prime Site AG. 10,206,378
37,931 Swisscom AG. 20,809,197
96,365 Temenos Group AG. 5,994,616

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
4,696,994 UBS Group AG $ 123,358,412
37,963 (c) VAT Group AG. 18,900,285
208,665 Zurich Insurance Group AG 101,003,526
TOTAL SWITZERLAND 1,412,014,546
UNITED ARAB EMIRATES - 0.0%
121,704 (b),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 10.4%
1,388,957 3i Group plc 49,623,879
2,744,056 Abrdn plc 5,004,008
364,740 Admiral Group plc 12,414,706
625,918 Ashtead Group plc 45,449,095
496,352 Associated British Foods plc 16,428,100
2,214,155 AstraZeneca plc 334,888,432
1,258,443 (c) Auto Trader Group plc 10,910,045
3,882,749 Aviva plc 22,543,817
4,296,307 BAE Systems plc 71,457,112
21,485,708 Barclays plc 54,171,751
1,402,669 Barratt Developments plc 7,925,248
149,725 Berkeley Group Holdings plc 8,792,692
2,851,247 British American Tobacco plc 83,701,982
9,509,245 BT Group plc 12,160,455
497,313 Bunzl plc 19,070,856
533,661 Burberry Group plc 7,635,961
7,728,610 Centrica plc 12,336,961
3,878,969 CK Hutchison Holdings Ltd 18,839,270
294,171 (b) Coca-Cola Europacific Partners plc 21,186,195
2,452,703 Compass Group plc 68,218,766
198,332 Croda International plc 11,359,773
135,897 DCC plc 9,280,498
3,200,104 Diageo plc 110,594,541
890,924 Entain plc 8,692,039
250,730 (b) Flutter Entertainment plc 46,449,963
526,433 Halma plc 14,427,864
554,289 Hargreaves Lansdown plc 5,601,276
27,286,806 HSBC Holdings plc 236,520,692
1,181,918 Imperial Tobacco Group plc 27,007,002
1,909,909 Informa plc 18,907,884
234,300 InterContinental Hotels Group plc 22,852,202
226,097 Intertek Group plc 13,915,485
2,367,334 J Sainsbury plc 7,765,274
3,624,938 JD Sports Fashion plc 5,189,732
2,586,534 Kingfisher plc 7,967,362
1,009,884 Land Securities Group plc 8,161,940
8,361,123 Legal & General Group plc 24,544,072
90,029,619 Lloyds TSB Group plc 58,103,555
601,500 London Stock Exchange Group plc 66,309,407
3,020,279 M&G plc 7,561,352
1,899,200 Melrose Industries plc 14,920,740
5,269,206 National Grid plc 69,116,987
8,270,404 NatWest Group plc 31,215,658
168,987 Next plc 18,953,240
880,033 (b) Ocado Group plc 3,852,980
872,729 Pearson plc 10,589,546
480,057 Persimmon plc 7,773,576
994,290 Phoenix Group Holdings plc 6,055,927
1,014,731 Reckitt Benckiser Group plc 56,730,568
2,708,844 RELX plc 111,297,928
3,544,070 Rentokil Initial plc 17,890,369
12,053,246 (b) Rolls-Royce Holdings plc 61,809,334
1,460,270 Sage Group plc 21,175,225
1,111,272 Schroders plc 4,871,907

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
1,538,099 Scottish & Southern Energy plc $ 31,971,532
1,800,829 Segro plc 18,941,340
389,867 Severn Trent plc 12,017,367
1,230,679 Smith & Nephew plc 14,910,471
486,868 Smiths Group plc 9,815,238
102,451 Spirax-Sarco Engineering plc 11,273,442
738,261 St. James's Place plc 3,994,949
3,210,479 Standard Chartered plc 27,582,953
5,128,087 Taylor Wimpey plc 8,402,999
9,929,495 Tesco plc 36,660,374
3,559,788 Unilever plc 184,150,706
963,032 United Utilities Group plc 12,553,287
32,242,605 Vodafone Group plc 27,190,234
276,659 Whitbread plc 10,903,901
871,752 (b) Wise plc 8,377,924
1,538,424 WPP plc 15,419,874
TOTAL UNITED KINGDOM 2,464,391,820
UNITED STATES - 8.7%
24,391,053 BP plc 157,215,875
692,548 CSL Ltd 123,049,215
58,827 (b) CyberArk Software Ltd 14,074,360
1,304,701 Experian Group Ltd 52,623,740
734,761 Ferrovial SE 26,425,947
5,880,048 GSK plc 121,992,833
9,810,974 Haleon plc 41,435,075
741,341 Holcim Ltd 62,055,951
626,453 (b) James Hardie Industries plc 21,536,174
41,018 (b) Monday.com Ltd 7,765,938
3,800,353 Nestle S.A. 381,556,041
317,788 QIAGEN NV 13,268,175
45,634 Roche Holding AG. 12,004,406
999,628 Roche Holding AG. 239,525,059
1,630,071 Sanofi-Aventis 161,039,694
776,760 Schneider Electric S.A. 177,111,671
9,257,631 Shell plc 329,095,787
3,170,904 Stellantis NV 70,160,996
426,936 Swiss Re AG. 46,410,233
673,443 Tenaris S.A. 11,184,005
TOTAL UNITED STATES 2,069,531,175
TOTAL COMMON STOCKS 23,231,797,588
(Cost $18,438,727,684)
TOTAL LONG-TERM INVESTMENTS 23,231,797,588
(Cost $18,438,727,684)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.5%
$ 12,500,000 Federal Home Loan Bank (FHLB) 0.000% 05/03/24 12,494,505
12,000,000 FHLB 0.000 05/08/24 11,985,933
10,000,000 FHLB 0.000 05/31/24 9,954,576
23,750,000 FHLB 0.000 06/05/24 23,624,719
5,000,000 FHLB 0.000 06/18/24 4,964,101
25,000,000 FHLB 0.000 06/21/24 24,809,514
20,000,000 FHLB 0.000 07/02/24 19,817,825
15,000,000 Tennessee Valley Authorit 0 05 0.000 05/08/24 14,982,417
TOTAL GOVERNMENT AGENCY DEBT 122,633,590
REPURCHASE AGREEMENT - 0.9%
30,000,000 (e) Bank of New York Mellon 5.320 05/01/24 30,000,000
189,116,000 (f) Fixed Income Clearing Corporation 5.310 05/01/24 189,116,000
TOTAL REPURCHASE AGREEMENT 219,116,000

International Equity Index Fund April 30, 2024

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 0.4%
$ 25,000,000 United States Treasury Bill 0.000% 05/07/24 $ 24,977,996
10,000,000 United States Treasury Bill 0.000 05/09/24 9,988,263
10,000,000 United States Treasury Bill 0.000 05/30/24 9,957,507
25,000,000 United States Treasury Bill 0.000 06/06/24 24,867,937
10,000,000 United States Treasury Bill 0.000 06/11/24 9,940,038
10,000,000 United States Treasury Bill 0.000 08/13/24 9,848,333
TOTAL TREASURY DEBT 89,580,074
TOTAL SHORT-TERM INVESTMENTS 431,329,664
(Cost $431,315,326)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
427,520,101 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5.430 (h) 427,520,101
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 427,520,101
(Cost $427,520,101)
TOTAL INVESTMENTS - 101.5% 24,090,647,353
(Cost $19,297,563,111)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (357,039,077)
NET ASSETS - 100.0% $ 23,733,608,276
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $702,200,232.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $239,714,920 or 1.0% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Bank of New York Mellon, 5.320% dated 4/30/24 to be repurchased at $30,000,033 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 4/30/29, valued at $30,600,034.
(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $189,143,895 on 5/1/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $192,898,482.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,768 06/21/24  $ 318,330,035 $ 313,822,000 $ (4,508,035)

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2024 (Unaudited)
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
ASSETS
Long-term investments, at value
*†
$ 42,707,399,706 $ 12,845,043,425 $ 9,710,738,507
Short-term investments, at value
#
164,184,713 – –
Investments purchased with collateral from securities lending, at value (cost approximates value) 121,956,334 2,660,567 18,606,299
Cash 72,516 – –
Cash denominated in foreign currencies
^
– – –
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 24,757,317 4,209,969 8,164,230
Interest 14,718 – –
Investments sold 34,987,297 35,059,417 63,028,863
Reclaims 398 – –
Reimbursement from Adviser 1,095,405 6 6
Shares sold 53,486,333 8,351,320 4,077,974
Other 2,715,818 741,156 793,794
Total assets 43,110,670,555 12,896,065,860 9,805,409,673
LIABILITIES
Due to affiliates 93,806 33,199 27,262
Cash overdraft – 32,039,539 32,222,537
Payables:
Management fees 1,428,571 421,611 309,831
Collateral from securities lending 121,956,334 2,660,567 18,606,299
Capital gain taxes – – –
Investments purchased - regular settlement 24,977,917 – 31,401,747
Investments purchased - when-issued/delayed-delivery settlement – – –
Shares redeemed 1,361,719 2,918,540 3,193,002
Service agreement fees 160,856 271,713 328,899
Variation margin on futures contracts 2,603,566 – –
Accrued expenses:
Custodian fees 37,255 12,451 10,951
Professional fees 41,112 18,241 17,465
Shareholder reporting expenses 75,393 133,078 112,077
Shareholder servicing agent fees 83,249 7,226 3,450
Trustees fees 2,512,711 781,200 784,131
12b-1 distribution and service fees 321,302 – –
Other 13,412 17,569 10,398
Total liabilities 155,667,203 39,314,934 87,028,049
Net assets $ 42,955,003,352 $ 12,856,750,926 $ 9,718,381,624
NET ASSETS CONSIST OF:
Paid-in capital $ 20,528,202,562 $ 4,821,492,530 $ 6,983,119,053
Total distributable earnings (loss) 22,426,800,790 8,035,258,396 2,735,262,571
Net assets $ 42,955,003,352 $ 12,856,750,926 $ 9,718,381,624
*
Includes securities loaned of $ 156,333,716 $ 3,832,286 $ 22,414,153
†
Long-term investments, cost $ 19,980,111,486 $ 4,786,617,647 $ 6,866,820,086
#
Short-term investments, cost $ 164,186,472 $ – $ –
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 9,325,996,158 $ 3,226,932,543 $ 6,210,775,602 $ 23,231,797,588
43,246,130 35,175,407 67,958,892 431,329,664
– 82,831,887 15,352,475 427,520,101
– – 177,080 8,070
– – 3,177,888 10,620,332
– 2,164,606 1,556,858 11,859,504
5,795,659 969,128 9,825,491 96,962,555
768 3,352 7,881 32,328
14,936,140 2,511,418 4,983,353 39,935,882
– 684 177,772 53,154,249
13 – 557,760 449,397
1,892,780 1,529,184 549,258 12,527,965
840,762 708,982 305,568 2,112,712
9,392,708,410 3,352,827,191 6,315,405,878 24,318,310,347
27,194 14,463 25,317 56,430
53,391 40,053 – –
314,686 109,481 508,274 785,443
– 82,831,887 15,352,475 427,520,101
– – 51,203,746 –
– 2,837,339 3,978 39,898,492
– – 1,035,151 –
2,730,612 1,810,324 42,135,717 109,797,646
577,102 159,264 138,343 343,058
871,582 694,735 436,529 4,304,711
9,938 10,761 391,252 159,181
18,928 23,177 30,702 37,390
30,169 43,300 14,900 96,160
3,134 2,791 3,113 6,916
880,851 429,787 249,894 1,543,635
– – 4,740 20,802
5,430 9,225 15,015 132,106
5,523,017 89,016,587 111,549,146 584,702,071
$ 9,387,185,393 $ 3,263,810,604 $ 6,203,856,732 $ 23,733,608,276
$ 3,786,990,522 $ 2,461,471,343 $ 6,329,467,021 $ 20,104,067,435
5,600,194,871 802,339,261 (125,610,289) 3,629,540,841
$ 9,387,185,393 $ 3,263,810,604 $ 6,203,856,732 $ 23,733,608,276
$ – $ 110,411,592 $ 48,243,925 $ 702,200,232
$ 3,688,918,687 $ 2,298,397,257 $ 5,336,549,236 $ 18,438,727,684
$ 43,246,681 $ 35,175,365 $ 67,955,051 $ 431,315,326
$ – $ – $ 3,193,962 $ 10,668,056

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
172
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2024 (Unaudited)
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
CLASS A:
Net assets $ 1,512,059,128 $ – $ –
Shares outstanding 41,894,892 – –
Net asset value per share $ 36 .09 $ – $ –
CLASS I:
Net assets $ 9,313,788 $ 188,645,814 $ 106,208,519
Shares outstanding 262,953 3,418,945 4,417,787
Net asset value per share $ 35 .42 $ 55 .18 $ 24 .04
PREMIER CLASS:
Net assets $ 46,314,218 $ – $ –
Shares outstanding 1,310,813 – –
Net asset value per share $ 35 .33 $ – $ –
CLASS R6:
Net assets $ 14,945,751,466 $ 11,566,623,726 $ 8,146,927,966
Shares outstanding 422,064,482 209,185,445 339,022,714
Net asset value per share $ 35 .41 $ 55 .29 $ 24 .03
RETIREMENT CLASS:
Net assets $ 757,513,451 $ 1,101,481,386 $ 1,465,245,139
Shares outstanding 21,057,970 19,749,235 59,725,502
Net asset value per share $ 35 .97 $ 55 .77 $ 24 .53
CLASS W:
Net assets $ 25,684,051,301 $ – $ –
Shares outstanding 725,028,090 – –
Net asset value per share $ 35 .42 $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ – $ – $ 16,871,069 $ –
– – 1,597,636 –
$ – $ – $ 10 .56 $ –
$ 157,951,298 $ 23,762,257 $ 4,605,194 $ 182,651,867
2,867,945 1,072,393 433,480 8,160,463
$ 55 .07 $ 22 .16 $ 10 .62 $ 22 .38
$ – $ – $ 10,513,560 $ 168,916,671
– – 993,426 7,556,576
$ – $ – $ 10 .58 $ 22 .35
$ 6,632,363,712 $ 2,611,783,977 $ 1,219,741,668 $ 12,252,980,384
120,187,561 117,602,726 115,143,771 547,002,455
$ 55 .18 $ 22 .21 $ 10 .59 $ 22 .40
$ 2,596,870,383 $ 628,264,370 $ 677,589,013 $ 1,442,003,088
47,439,443 28,149,760 64,313,658 62,766,631
$ 54 .74 $ 22 .32 $ 10 .54 $ 22 .97
$ – $ – $ 4,274,536,228 $ 9,687,056,266
– – 402,789,403 432,235,634
$ – $ – $ 10 .61 $ 22 .41
Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited)
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
INVESTMENT INCOME
Dividends $ 298,763,696 $ 48,409,225 $ 100,599,291
Interest 4,845,665 181,244 196,645
Securities lending income, net 2,504,187 28,657 422,284
Tax withheld (68,012) (3,004) (14,685)
Total investment income 306,045,536 48,616,122 101,203,535
EXPENSES
Management fees 8,319,081 2,444,318 1,778,029
12b-1 distribution and service fees — Class A 1,835,777 – –
12b-1 distribution and service fees — Premier Class 33,797 – –
Shareholder servicing agent fees — Class A 179,851 – –
Shareholder servicing agent fees — Class I 6,468 116,775 64,833
Shareholder servicing agent fees — Premier Class 64 – –
Shareholder servicing agent fees — Class R6 10,888 15,887 7,475
Shareholder servicing agent fees — Retirement Class 926,204 1,314,352 1,818,811
Shareholder servicing agent fees — Class W 6,939 – –
Administrative service fees 260,587 93,077 75,119
Trustees fees 304,177 88,555 67,388
Custodian expenses 117,204 38,599 30,993
Overdraft expense 3,299 85,156 32,693
Professional fees 84,621 32,709 28,564
Registration fees 55,930 58,415 45,822
Shareholder reporting expenses 448,156 337,682 272,562
Other 208,963 67,090 62,009
Total expenses 12,802,006 4,692,615 4,284,298
Expenses reimbursed by the investment adviser (5,714,282) – –
Net expenses 7,087,724 4,692,615 4,284,298
Net investment income (loss) 298,957,812 43,923,507 96,919,237
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
35,655,026 55,332,252 (29,872,094)
Futures contracts 30,899,091 – –
Foreign currency transactions 393,298 2,042 216
Net realized gain (loss) 66,947,415 55,334,294 (29,871,878)
Change in unrealized appreciation (depreciation) on:
Investments
‡
7,239,168,924 2,353,609,522 1,372,949,392
Futures contracts 707,223 – –
Foreign currency translations – – –
Net change in unrealized appreciation (depreciation) 7,239,876,147 2,353,609,522 1,372,949,392
Net realized and unrealized gain (loss) 7,306,823,562 2,408,943,816 1,343,077,514
Net increase (decrease) in net assets from operations $ 7,605,781,374 $ 2,452,867,323 $ 1,439,996,751
*   Net of foreign capital gains tax $ – $ – $ –
‡
Net of change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 67,528,211 $ 19,074,665 $ 67,717,118 $ 375,072,069
2,113,029 485,330 2,176,132 8,034,345
33,951 1,920,176 278,804 1,204,024
(17,598) (41,752) (7,019,562) (31,528,400)
69,657,593 21,438,419 63,152,492 352,782,038
1,811,840 653,960 2,926,652 4,570,358
– – 21,802 –
– – 7,238 117,500
– – 7,717 –
100,018 48,256 3,089 238,455
– – 66 153
6,299 5,238 965 13,480
3,075,347 800,714 785,462 1,701,935
– – 1,186 2,552
75,614 39,522 69,906 154,834
66,384 24,990 44,764 168,416
31,936 25,399 1,373,300 510,492
9,896 5,951 331 1,884
29,250 27,616 36,984 62,565
32,835 40,184 28,839 70,070
120,069 120,103 82,682 497,363
62,312 31,216 83,125 92,287
5,421,800 1,823,149 5,474,108 8,202,344
– (31,975) (3,167,697) (2,442,527)
5,421,800 1,791,174 2,306,411 5,759,817
64,235,793 19,647,245 60,846,081 347,022,221
964,273 (25,714,023) (68,227,612) (168,162,752)
8,030,854 955,291 6,904,443 37,975,797
73,873 5,754 (1,367,626) (366,125)
9,069,000 (24,752,978) (62,690,795) (130,553,080)
1,560,947,590 561,982,738 735,536,194 3,233,268,474
328,643 (473,361) 2,899,001 (378,561)
– – (104,009) (1,934,006)
1,561,276,233 561,509,377 738,331,186 3,230,955,907
1,570,345,233 536,756,399 675,640,391 3,100,402,827
$ 1,634,581,026 $ 556,403,644 $ 736,486,472 $ 3,447,425,048
$ – $ – $ 228,844 $ –
$ – $ – $ (26,856,541) $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

4.1
Equity Index
4.2
Large Cap Growth Index
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 298,957,812 $ 590,432,642 $ 43,923,507 $ 86,986,431
Net realized gain (loss) 66,947,415 693,929,400 55,334,294 177,554,402
Net change in unrealized appreciation (depreciation) 7,239,876,147 1,505,545,063 2,353,609,522 1,380,695,941
Net increase (decrease) in net assets from operations 7,605,781,374 2,789,907,105 2,452,867,323 1,645,236,774
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (17,320,318) (18,451,427) – –
Class I (188,495) (187,086) (3,675,485) (5,812,190)
Premier Class (574,328) (884,058) – –
Class R6 (205,917,296) (207,746,156) (202,563,375) (774,802,434)
Retirement Class (8,931,289) (9,652,058) (16,642,617) (69,922,692)
Class W
†
(370,777,019) (356,159,463) – (2,957,273)
Total distributions (603,708,745) (593,080,248) (222,881,477) (853,494,589)
FUND SHARE TRANSACTIONS
Subscriptions 1,757,826,756 4,719,590,532 1,542,578,388 2,721,533,617
Reinvestments of distributions 601,281,671 590,409,184 189,745,768 717,904,863
Redemptions (2,521,295,486) (4,166,754,496) (1,638,794,231) (2,603,793,998)
Net increase (decrease) from Fund share transactions (162,187,059) 1,143,245,220 93,529,925 835,644,482
Net increase (decrease) in net assets 6,839,885,570 3,340,072,077 2,323,515,771 1,627,386,667
Net assets at the beginning of period 36,115,117,782 32,775,045,705 10,533,235,155 8,905,848,488
Net assets at the end of period $ 42,955,003,352 $ 36,115,117,782 $ 12,856,750,926 $ 10,533,235,155
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and
Large-Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.

See Notes to Financial Statements

4.3
Large Cap Value Index
4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity Index
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
$ 96,919,237 $ 187,848,263 $ 64,235,793 $ 119,721,371 $ 19,647,245 $ 57,951,851 $ 60,846,081 $ 146,611,419
(29,871,878) 256,087,747 9,069,000 17,862,383 (24,752,978) 36,288,256 (62,690,795) (286,482,679)
1,372,949,392 (438,129,888) 1,561,276,233 541,591,244 561,509,377 (353,574,986) 738,331,186 618,843,393
1,439,996,751 5,806,122 1,634,581,026 679,174,998 556,403,644 (259,334,879) 736,486,472 478,972,133
– – – – – – – –
– – – – – – (491,613) (372,258)
(5,116,228) (265,489) (2,052,396) (2,113,552) (447,340) (209,212) (147,073) (79,329)
– – – – – – (256,445) (598,262)
(346,074,951) (293,530,808) (92,610,354) (91,036,182) (82,901,086) (47,564,081) (35,218,813) (28,459,777)
(64,593,220) (50,588,919) (29,749,791) (29,436,459) (18,512,544) (11,362,316) (17,569,792) (11,169,469)
– (1,666,335) – (401,306) – – (126,351,017) (87,913,014)
(415,784,399) (346,051,551) (124,412,541) (122,987,499) (101,860,970) (59,135,609) (180,034,753) (128,592,109)
1,290,589,446 1,376,760,635 449,763,287 1,190,754,690 256,174,996 454,422,860 554,734,962 1,351,477,545
359,538,958 296,542,822 122,951,682 120,987,386 99,980,070 58,028,385 180,001,479 128,546,447
(939,412,434) (1,306,308,825) (538,579,336) (878,809,119) (333,566,155) (710,381,947) (304,458,821) (1,161,570,431)
710,715,970 366,994,632 34,135,633 432,932,957 22,588,911 (197,930,702) 430,277,620 318,453,561
1,734,928,322 26,749,203 1,544,304,118 989,120,456 477,131,585 (516,401,190) 986,729,339 668,833,585
7,983,453,302 7,956,704,099 7,842,881,275 6,853,760,819 2,786,679,019 3,303,080,209 5,217,127,393 4,548,293,808
$ 9,718,381,624 $ 7,983,453,302 $ 9,387,185,393 $ 7,842,881,275 $ 3,263,810,604 $ 2,786,679,019 $ 6,203,856,732 $ 5,217,127,393

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
178
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
4.7
International Equity Index
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 347,022,221 $ 630,353,764
Net realized gain (loss) (130,553,080) (139,821,629)
Net change in unrealized appreciation (depreciation) 3,230,955,907 2,019,684,245
Net increase (decrease) in net assets from operations 3,447,425,048 2,510,216,380
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I (15,540,494) (3,855,007)
Premier Class (4,403,485) (3,975,163)
Class R6 (353,653,228) (254,301,191)
Retirement Class (37,519,557) (27,469,586)
Class W
†
(287,041,379) (210,876,436)
Total distributions (698,158,143) (500,477,383)
FUND SHARE TRANSACTIONS
Subscriptions 1,829,471,013 4,522,263,209
Reinvestments of distributions 680,909,346 493,204,229
Redemptions (1,543,550,923) (3,740,363,868)
Net increase (decrease) from Fund share transactions 966,829,436 1,275,103,570
Net increase (decrease) in net assets 3,716,096,341 3,284,842,567
Net assets at the beginning of period 20,017,511,935 16,732,669,368
Net assets at the end of period $ 23,733,608,276 $ 20,017,511,935
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and
Large-Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.1
Equity Index
Class A:
4/30/24
#
$ 30.22 $ 0.20 $ 6.08 $ 6.28 $ (0.41) $ — $ (0.41) $ 36.09
10/31/23 28.39 0.41 1.85 2.26 (0.36) (0.07) (0.43) 30.22
10/31/22 34.70 0.38 (6.07) (5.69) (0.32) (0.30) (0.62) 28.39
10/31/21 24.48 0.32 10.23 10.55 (0.33) — (0.33) 34.70
10/31/20 22.69 0.33 1.86 2.19 (0.35) (0.05) (0.40) 24.48
10/31/19 20.45 0.38 2.24 2.62 (0.31) (0.07) (0.38) 22.69
Class I:
4/30/24
#
29.69 0.23 5.96 6.19 (0.46) — (0.46) 35.42
10/31/23 27.88 0.46 1.81 2.27 (0.39) (0.07) (0.46) 29.69
10/31/22 34.11 0.41 (5.95) (5.54) (0.39) (0.30) (0.69) 27.88
10/31/21 24.05 0.35 10.06 10.41 (0.35) — (0.35) 34.11
10/31/20 22.29 0.40 1.80 2.20 (0.39) (0.05) (0.44) 24.05
10/31/19 20.12 0.40 2.19 2.59 (0.35) (0.07) (0.42) 22.29
Premier Class:
4/30/24
#
29.60 0.22 5.95 6.17 (0.44) — (0.44) 35.33
10/31/23 27.81 0.44 1.81 2.25 (0.39) (0.07) (0.46) 29.60
10/31/22 34.01 0.39 (5.93) (5.54) (0.36) (0.30) (0.66) 27.81
10/31/21 23.99 0.35 10.03 10.38 (0.36) — (0.36) 34.01
10/31/20 22.24 0.35 1.83 2.18 (0.38) (0.05) (0.43) 23.99
10/31/19 20.05 0.40 2.19 2.59 (0.33) (0.07) (0.40) 22.24
Class R6:
4/30/24
#
29.69 0.24 5.98 6.22 (0.50) — (0.50) 35.41
10/31/23 27.90 0.48 1.81 2.29 (0.43) (0.07) (0.50) 29.69
10/31/22 34.12 0.44 (5.95) (5.51) (0.41) (0.30) (0.71) 27.90
10/31/21 24.07 0.39 10.06 10.45 (0.40) — (0.40) 34.12
10/31/20 22.31 0.39 1.84 2.23 (0.42) (0.05) (0.47) 24.07
10/31/19 20.12 0.43 2.20 2.63 (0.37) (0.07) (0.44) 22.31
Retirement Class:
4/30/24
#
30.12 0.20 6.07 6.27 (0.42) — (0.42) 35.97
10/31/23 28.29 0.42 1.83 2.25 (0.35) (0.07) (0.42) 30.12
10/31/22 34.59 0.37 (6.04) (5.67) (0.33) (0.30) (0.63) 28.29
10/31/21 24.40 0.32 10.21 10.53 (0.34) — (0.34) 34.59
10/31/20 22.62 0.34 1.85 2.19 (0.36) (0.05) (0.41) 24.40
10/31/19 20.39 0.38 2.24 2.62 (0.32) (0.07) (0.39) 22.62
Class W:
4/30/24
#
29.71 0.25 5.97 6.22 (0.51) — (0.51) 35.42
10/31/23 27.91 0.50 1.81 2.31 (0.44) (0.07) (0.51) 29.71
10/31/22 34.13 0.45 (5.94) (5.49) (0.43) (0.30) (0.73) 27.91
10/31/21 24.08 0.41 10.05 10.46 (0.41) — (0.41) 34.13
10/31/20 22.32 0.39 1.85 2.24 (0.43) (0.05) (0.48) 24.08
10/31/19 20.13 0.44 2.19 2.63 (0.37) (0.07) (0.44) 22.32
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20.91% $ 1,512,059 0.32%
c
0.32%
c
1.15%
c
1%
8.05 1,276,703 0.32 0.32 1.37 4
f
(16.70) 1,231,300 0.32 0.28 1.22 7
43.45 1,493,507 0.32 0.32 1.02 7
f
9.77 1,070,150 0.33 0.33 1.41 12
f
13.15 1,028,244 0.33 0.33 1.80 4
21.01 9,314 0.15
c
0.15
c
1.35
c
1
8.25 11,988 0.15 0.15 1.54 4
f
(16.59) 11,341 0.15 0.15 1.33 7
43.66 14,119 0.17 0.17 1.16 7
f
9.97 9,404 0.17 0.17 1.71 12
f
13.26 49,888 0.19 0.19 1.93 4
20.98 46,314 0.20
c
0.20
c
1.28
c
1
8.18 40,778 0.20 0.20 1.50 4
f
(16.62) 54,969 0.20 0.20 1.30 7
43.64 71,581 0.20 0.20 1.15 7
f
9.92 57,737 0.20 0.20 1.55 12
f
13.28 63,211 0.20 0.20 1.92 4
21.09 14,945,751 0.05
c
0.05
c
1.42
c
1
8.32 12,336,618 0.05 0.05 1.64 4
f
(16.50) 11,632,072 0.05 0.05 1.46 7
43.84 12,335,597 0.05 0.05 1.30 7
f
10.10 9,563,188 0.05 0.05 1.69 12
f
13.47 9,034,344 0.05 0.05 2.08 4
20.93 757,513 0.30
c
0.30
c
1.17
c
1
8.05 647,237 0.30 0.30 1.39 4
f
(16.71) 651,723 0.30 0.30 1.20 7
43.50 838,804 0.30 0.30 1.05 7
f
9.79 612,612 0.30 0.30 1.45 12
f
13.18 662,900 0.30 0.30 1.83 4
21.09 25,684,051 0.05
c
0.00
c
1.47
c
1
8.40 21,801,793 0.05 0.00 1.68 4
f
(16.46) 19,193,641 0.05 0.00 1.50 7
43.88 20,403,908 0.05 0.00 1.34 7
f
10.14 14,941,901 0.05 0.00 1.71 12
f
13.48 11,566,892 0.05 0.00 2.13 4

Financial Highlights
(continued)
See Notes to Financial Statements
182
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.2
Large Cap Growth Index
Class I:
4/30/24
#
$ 45 .52 $ 0 .17 $ 10 .44 $ 10 .61 $ ( 0 .36 ) $ ( 0 .59 ) $ ( 0 .95 ) $ 55 .18
10/31/23 42 .34 0 .33 6 .88 7 .21 ( 0 .36 ) ( 3 .67 ) ( 4 .03 ) 45 .52
10/31/22 61 .13 0 .35 ( 14 .14 ) ( 13 .79 ) ( 0 .44 ) ( 4 .56 ) ( 5 .00 ) 42 .34
10/31/21 43 .57 0 .32 18 .12 18 .44 ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 61 .13
10/31/20 34 .57 0 .33 9 .50 9 .83 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 43 .57
10/31/19 30 .68 0 .37 4 .59 4 .96 ( 0 .36 ) ( 0 .71 ) ( 1 .07 ) 34 .57
Class R6:
4/30/24
#
45 .62 0 .20 10 .45 10 .65 ( 0 .39 ) ( 0 .59 ) ( 0 .98 ) 55 .29
10/31/23 42 .43 0 .39 6 .88 7 .27 ( 0 .41 ) ( 3 .67 ) ( 4 .08 ) 45 .62
10/31/22 61 .25 0 .41 ( 14 .17 ) ( 13 .76 ) ( 0 .50 ) ( 4 .56 ) ( 5 .06 ) 42 .43
10/31/21 43 .65 0 .39 18 .15 18 .54 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .25
10/31/20 34 .63 0 .39 9 .50 9 .89 ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 43 .65
10/31/19 30 .73 0 .41 4 .59 5 .00 ( 0 .39 ) ( 0 .71 ) ( 1 .10 ) 34 .63
Retirement Class:
4/30/24
#
45 .97 0 .13 10 .54 10 .67 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 55 .77
10/31/23 42 .70 0 .29 6 .94 7 .23 ( 0 .29 ) ( 3 .67 ) ( 3 .96 ) 45 .97
10/31/22 61 .61 0 .29 ( 14 .28 ) ( 13 .99 ) ( 0 .36 ) ( 4 .56 ) ( 4 .92 ) 42 .70
10/31/21 43 .91 0 .26 18 .27 18 .53 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 61 .61
10/31/20 34 .83 0 .29 9 .57 9 .86 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 43 .91
10/31/19 30 .89 0 .33 4 .63 4 .96 ( 0 .31 ) ( 0 .71 ) ( 1 .02 ) 34 .83
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
23 .53% $ 188,646 0 .16%
c
0 .16%
c
0 .63%
c
9%
18 .74 170,531 0 .16 0 .16 0 .76 32
f
( 24 .73 ) 84,495 0 .16 0 .16 0 .72 34
42 .93 81,993 0 .17 0 .17 0 .61 31
29 .00 63,667 0 .18 0 .18 0 .86 33
f
16 .90 49,158 0 .18 0 .18 1 .16 28
23 .58 11,566,624 0 .05
c
0 .05
c
0 .74
c
9
18 .86 9,494,986 0 .05 0 .05 0 .90 32
f
( 24 .65 ) 8,034,639 0 .05 0 .05 0 .84 34
43 .11 10,180,858 0 .05 0 .05 0 .73 31
29 .14 7,537,182 0 .05 0 .05 1 .00 33
f
17 .03 6,833,846 0 .05 0 .05 1 .28 28
23 .41 1,101,481 0 .30
c
0 .30
c
0 .49
c
9
18 .58 867,718 0 .30 0 .30 0 .66 32
f
( 24 .84 ) 757,262 0 .30 0 .30 0 .58 34
42 .77 1,085,055 0 .30 0 .30 0 .48 31
28 .84 855,735 0 .30 0 .30 0 .74 33
f
16 .75 688,063 0 .30 0 .30 1 .05 28

Financial Highlights
(continued)
See Notes to Financial Statements
184
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.3
Large Cap Value Index
Class I:
4/30/24
#
$ 21 .35 $ 0 .25 $ 3 .56 $ 3 .81 $ ( 0 .52 ) $ ( 0 .60 ) $ ( 1 .12 ) $ 24 .04
10/31/23 22 .24 0 .47 ( 0 .45 ) 0 .02 ( 0 .42 ) ( 0 .49 ) ( 0 .91 ) 21 .35
10/31/22 24 .82 0 .44 ( 2 .14 ) ( 1 .70 ) ( 0 .41 ) ( 0 .47 ) ( 0 .88 ) 22 .24
10/31/21 17 .67 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 24 .82
10/31/20 20 .49 0 .48 ( 1 .90 ) ( 1 .42 ) ( 0 .54 ) ( 0 .86 ) ( 1 .40 ) 17 .67
10/31/19 19 .26 0 .55 1 .46 2 .01 ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 20 .49
Class R6:
4/30/24
#
21 .34 0 .26 3 .56 3 .82 ( 0 .53 ) ( 0 .60 ) ( 1 .13 ) 24 .03
10/31/23 22 .29 0 .52 ( 0 .48 ) 0 .04 ( 0 .50 ) ( 0 .49 ) ( 0 .99 ) 21 .34
10/31/22 24 .89 0 .48 ( 2 .16 ) ( 1 .68 ) ( 0 .45 ) ( 0 .47 ) ( 0 .92 ) 22 .29
10/31/21 17 .72 0 .44 7 .19 7 .63 ( 0 .46 ) — ( 0 .46 ) 24 .89
10/31/20 20 .54 0 .46 ( 1 .85 ) ( 1 .39 ) ( 0 .57 ) ( 0 .86 ) ( 1 .43 ) 17 .72
10/31/19 19 .30 0 .57 1 .47 2 .04 ( 0 .49 ) ( 0 .31 ) ( 0 .80 ) 20 .54
Retirement Class:
4/30/24
#
21 .74 0 .23 3 .64 3 .87 ( 0 .48 ) ( 0 .60 ) ( 1 .08 ) 24 .53
10/31/23 22 .68 0 .48 ( 0 .48 ) — ( 0 .45 ) ( 0 .49 ) ( 0 .94 ) 21 .74
10/31/22 25 .32 0 .43 ( 2 .20 ) ( 1 .77 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 22 .68
10/31/21 18 .03 0 .39 7 .32 7 .71 ( 0 .42 ) — ( 0 .42 ) 25 .32
10/31/20 20 .87 0 .42 ( 1 .88 ) ( 1 .46 ) ( 0 .52 ) ( 0 .86 ) ( 1 .38 ) 18 .03
10/31/19 19 .59 0 .53 1 .50 2 .03 ( 0 .44 ) ( 0 .31 ) ( 0 .75 ) 20 .87
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
18 .31% $ 106,209 0 .17%
c
0 .17%
c
2 .11%
c
11%
( 0 .04 ) 101,091 0 .18 0 .18 2 .15 26
f
( 7 .11 ) 17,967 0 .19 0 .19 1 .92 21
43 .47 16,207 0 .19 0 .19 1 .60 29
( 7 .63 ) 9,094 0 .19 0 .19 2 .54 33
f
11 .00 31,051 0 .19 0 .19 2 .85 38
18 .38 8,146,928 0 .05
c
0 .05
c
2 .22
c
11
0 .09 6,571,229 0 .05 0 .05 2 .34 26
f
( 6 .99 ) 6,667,880 0 .05 0 .05 2 .08 21
43 .69 7,684,426 0 .05 0 .05 1 .93 29
( 7 .51 ) 5,586,461 0 .05 0 .05 2 .52 33
f
11 .13 5,973,386 0 .05 0 .05 2 .97 38
18 .22 1,465,245 0 .30
c
0 .30
c
1 .98
c
11
( 0 .13 ) 1,311,133 0 .30 0 .30 2 .09 26
f
( 7 .25 ) 1,233,751 0 .30 0 .30 1 .83 21
43 .28 1,279,443 0 .30 0 .30 1 .67 29
( 7 .71 ) 821,535 0 .30 0 .30 2 .29 33
f
10 .85 877,423 0 .30 0 .30 2 .71 38

Financial Highlights
(continued)
See Notes to Financial Statements
186
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.4
S&P 500 Index
Class I:
4/30/24
#
$ 46.21 $ 0.36 $ 9.21 $ 9.57 $ (0.71) $ — $ (0.71) $ 55.07
10/31/23 42.76 0.69 3.51 4.20 (0.64) (0.11) (0.75) 46.21
10/31/22 50.99 0.63 (8.00) (7.37) (0.57) (0.29) (0.86) 42.76
10/31/21 36.27 0.56 14.74 15.30 (0.58) — (0.58) 50.99
10/31/20 33.82 0.57 2.61 3.18 (0.63) (0.10) (0.73) 36.27
10/31/19 30.43 0.64 3.52 4.16 (0.55) (0.22) (0.77) 33.82
Class R6:
4/30/24
#
46.33 0.40 9.22 9.62 (0.77) — (0.77) 55.18
10/31/23 42.87 0.76 3.50 4.26 (0.69) (0.11) (0.80) 46.33
10/31/22 51.11 0.69 (8.00) (7.31) (0.64) (0.29) (0.93) 42.87
10/31/21 36.35 0.62 14.77 15.39 (0.63) — (0.63) 51.11
10/31/20 33.88 0.62 2.61 3.23 (0.66) (0.10) (0.76) 36.35
10/31/19 30.48 0.68 3.53 4.21 (0.59) (0.22) (0.81) 33.88
Retirement Class:
4/30/24
#
45.91 0.32 9.16 9.48 (0.65) — (0.65) 54.74
10/31/23 42.49 0.64 3.47 4.11 (0.58) (0.11) (0.69) 45.91
10/31/22 50.67 0.57 (7.94) (7.37) (0.52) (0.29) (0.81) 42.49
10/31/21 36.06 0.51 14.64 15.15 (0.54) — (0.54) 50.67
10/31/20 33.62 0.53 2.60 3.13 (0.59) (0.10) (0.69) 36.06
10/31/19 30.24 0.60 3.51 4.11 (0.51) (0.22) (0.73) 33.62
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20.86% $ 157,951 0.18%
c
0.18%
c
1.36%
c
1%
9.95 134,151 0.18 0.18 1.52 2
f
(14.74) 114,843 0.18 0.18 1.35 5
42.63 134,424 0.18 0.18 1.25 7
f
9.51 103,558 0.18 0.18 1.65 7
14.12 88,735 0.19 0.19 2.05 5
20.92 6,632,364 0.05
c
0.05
c
1.49
c
1
10.09 5,617,665 0.05 0.05 1.65 2
f
(14.62) 4,933,068 0.05 0.05 1.47 5
42.82 6,310,496 0.05 0.05 1.38 7
f
9.67 4,426,743 0.05 0.05 1.78 7
14.27 4,038,596 0.05 0.05 2.17 5
20.79 2,596,870 0.30
c
0.30
c
1.23
c
1
9.80 2,091,065 0.30 0.30 1.40 2
f
(14.83) 1,784,834 0.30 0.30 1.23 5
42.43 2,107,555 0.30 0.30 1.13 7
f
9.41 1,510,268 0.30 0.30 1.53 7
14.01 1,366,911 0.30 0.30 1.92 5

Financial Highlights
(continued)
See Notes to Financial Statements
188
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.5
Small Cap Blend Index
Class I:
4/30/24
#
$ 19 .13 $ 0 .11 $ 3 .59 $ 3 .70 $ ( 0 .37 ) $ ( 0 .30 ) $ ( 0 .67 ) $ 22 .16
10/31/23 21 .29 0 .36 ( 2 .16 ) ( 1 .80 ) ( 0 .29 ) ( 0 .07 ) ( 0 .36 ) 19 .13
10/31/22 28 .48 0 .28 ( 5 .20 ) ( 4 .92 ) ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .29
10/31/21 19 .41 0 .23 9 .46 9 .69 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 28 .48
10/31/20 20 .43 0 .19 ( 0 .16 ) 0 .03 ( 0 .26 ) ( 0 .79 ) ( 1 .05 ) 19 .41
10/31/19 21 .15 0 .30 0 .57 0 .87 ( 0 .25 ) ( 1 .34 ) ( 1 .59 ) 20 .43
Class R6:
4/30/24
#
19 .17 0 .14 3 .60 3 .74 ( 0 .40 ) ( 0 .30 ) ( 0 .70 ) 22 .21
10/31/23 21 .34 0 .39 ( 2 .17 ) ( 1 .78 ) ( 0 .32 ) ( 0 .07 ) ( 0 .39 ) 19 .17
10/31/22 28 .54 0 .32 ( 5 .22 ) ( 4 .90 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .34
10/31/21 19 .45 0 .27 9 .47 9 .74 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 28 .54
10/31/20 20 .46 0 .22 ( 0 .15 ) 0 .07 ( 0 .29 ) ( 0 .79 ) ( 1 .08 ) 19 .45
10/31/19 21 .18 0 .31 0 .59 0 .90 ( 0 .28 ) ( 1 .34 ) ( 1 .62 ) 20 .46
Retirement Class:
4/30/24
#
19 .25 0 .11 3 .60 3 .71 ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 22 .32
10/31/23 21 .41 0 .34 ( 2 .17 ) ( 1 .83 ) ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 19 .25
10/31/22 28 .62 0 .26 ( 5 .24 ) ( 4 .98 ) ( 0 .25 ) ( 1 .98 ) ( 2 .23 ) 21 .41
10/31/21 19 .51 0 .20 9 .51 9 .71 ( 0 .21 ) ( 0 .39 ) ( 0 .60 ) 28 .62
10/31/20 20 .52 0 .17 ( 0 .15 ) 0 .02 ( 0 .24 ) ( 0 .79 ) ( 1 .03 ) 19 .51
10/31/19 21 .23 0 .26 0 .60 0 .86 ( 0 .23 ) ( 1 .34 ) ( 1 .57 ) 20 .52
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
19 .55% $ 23,762 0 .50%
c
0 .21%
c
1 .00%
c
7%
( 8 .56 ) 11,803 0 .71 0 .20 1 .71 16
( 18 .53 ) 12,338 0 .67 0 .21 1 .22 25
50 .57 13,774 0 .76 0 .20 0 .85 33
( 0 .11 ) 8,823 1 .08 0 .20 1 .01 32
f
4 .83 7,980 0 .84 0 .21 1 .52 32
19 .72 2,611,784 0 .06
c
0 .06
c
1 .25
c
7
( 8 .43 ) 2,204,534 0 .05 0 .05 1 .86 16
( 18 .42 ) 2,548,376 0 .06 0 .06 1 .38 25
50 .75 3,552,723 0 .05 0 .05 1 .00 33
0 .08 2,308,446 0 .06 0 .06 1 .16 32
f
4 .98 2,308,296 0 .06 0 .06 1 .58 32
19 .47 628,264 0 .31
c
0 .31
c
1 .01
c
7
( 8 .62 ) 570,342 0 .30 0 .30 1 .62 16
( 18 .63 ) 742,366 0 .31 0 .31 1 .12 25
50 .39 1,095,078 0 .30 0 .30 0 .75 33
( 0 .16 ) 791,714 0 .30 0 .30 0 .92 32
f
4 .72 791,066 0 .31 0 .31 1 .33 32

Financial Highlights
(continued)
See Notes to Financial Statements
190
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.6
Emerging Markets Equity Index
Class A:
4/30/24
#
$ 9 .57 $ 0 .08 $ 1 .19 $ 1 .27 $ ( 0 .28 ) $ — $ ( 0 .28 ) $ 10 .56
10/31/23 8 .87 0 .23 0 .68 0 .91 ( 0 .21 ) — ( 0 .21 ) 9 .57
10/31/22 13 .13 0 .28 ( 4 .30 ) ( 4 .02 ) ( 0 .24 ) — ( 0 .24 ) 8 .87
10/31/21 11 .59 0 .22 1 .55 1 .77 ( 0 .23 ) — ( 0 .23 ) 13 .13
10/31/20 11 .00 0 .19 0 .68 0 .87 ( 0 .28 ) — ( 0 .28 ) 11 .59
10/31/19 10 .09 0 .29 0 .82 1 .11 ( 0 .20 ) — ( 0 .20 ) 11 .00
Class I:
4/30/24
#
9 .64 0 .09 1 .20 1 .29 ( 0 .31 ) — ( 0 .31 ) 10 .62
10/31/23 8 .93 0 .24 0 .69 0 .93 ( 0 .22 ) — ( 0 .22 ) 9 .64
10/31/22 13 .23 0 .33 ( 4 .36 ) ( 4 .03 ) ( 0 .27 ) — ( 0 .27 ) 8 .93
10/31/21 11 .65 0 .24 1 .57 1 .81 ( 0 .23 ) — ( 0 .23 ) 13 .23
10/31/20 11 .06 0 .18 0 .71 0 .89 ( 0 .30 ) — ( 0 .30 ) 11 .65
10/31/19 10 .13 0 .35 0 .80 1 .15 ( 0 .22 ) — ( 0 .22 ) 11 .06
Premier Class:
4/30/24
#
9 .58 0 .09 1 .20 1 .29 ( 0 .29 ) — ( 0 .29 ) 10 .58
10/31/23 8 .88 0 .25 0 .68 0 .93 ( 0 .23 ) — ( 0 .23 ) 9 .58
10/31/22 13 .15 0 .31 ( 4 .32 ) ( 4 .01 ) ( 0 .26 ) — ( 0 .26 ) 8 .88
10/31/21 11 .60 0 .25 1 .55 1 .80 ( 0 .25 ) — ( 0 .25 ) 13 .15
10/31/20 11 .02 0 .21 0 .67 0 .88 ( 0 .30 ) — ( 0 .30 ) 11 .60
10/31/19 10 .10 0 .32 0 .82 1 .14 ( 0 .22 ) — ( 0 .22 ) 11 .02
Class R6:
4/30/24
#
9 .61 0 .10 1 .20 1 .30 ( 0 .32 ) — ( 0 .32 ) 10 .59
10/31/23 8 .91 0 .27 0 .68 0 .95 ( 0 .25 ) — ( 0 .25 ) 9 .61
10/31/22 13 .20 0 .32 ( 4 .32 ) ( 4 .00 ) ( 0 .29 ) — ( 0 .29 ) 8 .91
10/31/21 11 .64 0 .27 1 .56 1 .83 ( 0 .27 ) — ( 0 .27 ) 13 .20
10/31/20 11 .05 0 .23 0 .68 0 .91 ( 0 .32 ) — ( 0 .32 ) 11 .64
10/31/19 10 .14 0 .30 0 .85 1 .15 ( 0 .24 ) — ( 0 .24 ) 11 .05
Retirement Class:
4/30/24
#
9 .55 0 .09 1 .20 1 .29 ( 0 .30 ) — ( 0 .30 ) 10 .54
10/31/23 8 .86 0 .24 0 .67 0 .91 ( 0 .22 ) — ( 0 .22 ) 9 .55
10/31/22 13 .12 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .25 ) — ( 0 .25 ) 8 .86
10/31/21 11 .57 0 .24 1 .55 1 .79 ( 0 .24 ) — ( 0 .24 ) 13 .12
10/31/20 11 .00 0 .20 0 .67 0 .87 ( 0 .30 ) — ( 0 .30 ) 11 .57
10/31/19 10 .08 0 .32 0 .81 1 .13 ( 0 .21 ) — ( 0 .21 ) 11 .00
Class W:
4/30/24
#
9 .64 0 .11 1 .20 1 .31 ( 0 .34 ) — ( 0 .34 ) 10 .61
10/31/23 8 .94 0 .29 0 .67 0 .96 ( 0 .26 ) — ( 0 .26 ) 9 .64
10/31/22 13 .23 0 .34 ( 4 .33 ) ( 3 .99 ) ( 0 .30 ) — ( 0 .30 ) 8 .94
10/31/21 11 .66 0 .29 1 .57 1 .86 ( 0 .29 ) — ( 0 .29 ) 13 .23
10/31/20 11 .07 0 .26 0 .67 0 .93 ( 0 .34 ) — ( 0 .34 ) 11 .66
10/31/19 10 .14 0 .37 0 .81 1 .18 ( 0 .25 ) — ( 0 .25 ) 11 .07
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
13 .52% $ 16,871 0 .50%
c
0 .50%
c
1 .62%
c
1%
10 .20 16,665 0 .49 0 .49 2 .31 14
( 31 .19 ) 16,002 0 .53 0 .50 2 .51 7
15 .32 23,317 0 .56 0 .56 1 .65 33
f
8 .07 15,221 0 .57 0 .57 1 .73 36
11 .16 14,225 0 .57 0 .57 2 .74 53
13 .62 4,605 0 .29
c
0 .29
c
1 .83
c
1
10 .32 4,602 0 .29 0 .29 2 .37 14
( 31 .08 ) 6,895 0 .33 0 .33 3 .01 7
15 .61 4,300 0 .32 0 .32 1 .77 33
f
8 .28 2,449 0 .34 0 .34 1 .62 36
11 .52 12,105 0 .34 0 .34 3 .34 53
13 .65 10,514 0 .31
c
0 .31
c
1 .85
c
1
10 .39 8,771 0 .31 0 .31 2 .43 14
( 31 .06 ) 22,113 0 .34 0 .34 2 .74 7
15 .58 28,510 0 .33 0 .33 1 .80 33
f
8 .21 25,218 0 .35 0 .35 1 .90 36
11 .52 26,772 0 .35 0 .35 3 .00 53
13 .76 1,219,742 0 .16
c
0 .16
c
1 .99
c
1
10 .52 1,053,054 0 .16 0 .16 2 .63 14
( 30 .98 ) 1,010,505 0 .19 0 .19 2 .91 7
15 .77 1,165,241 0 .18 0 .18 1 .96 33
f
8 .43 921,818 0 .20 0 .20 2 .13 36
11 .60 824,509 0 .20 0 .20 2 .80 53
13 .68 677,589 0 .41
c
0 .41
c
1 .75
c
1
10 .19 562,249 0 .41 0 .41 2 .41 14
( 31 .12 ) 438,986 0 .44 0 .44 2 .64 7
15 .55 556,244 0 .43 0 .43 1 .74 33
f
8 .06 428,964 0 .45 0 .45 1 .89 36
11 .43 325,179 0 .45 0 .45 2 .97 53
13 .79 4,274,536 0 .16
c
0.00
c
2 .16
c
1
10 .69 3,571,788 0 .16 0.00 2 .82 14
( 30 .81 ) 3,053,793 0 .19 0.00 3 .07 7
16 .00 3,377,750 0 .18 0.00 2 .17 33
f
8 .60 2,131,058 0 .20 0 .01 2 .37 36
11 .86 1,399,712 0 .20 0.00 3 .50 53

Financial Highlights
(continued)
See Notes to Financial Statements
192
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.7
International Equity Index
Class I:
4/30/24
#
$ 19 .71 $ 0 .22 $ 3 .10 $ 3 .32 $ ( 0 .65 ) $ — $ ( 0 .65 ) $ 22 .38
10/31/23 17 .56 0 .72 1 .95 2 .67 ( 0 .52 ) — ( 0 .52 ) 19 .71
10/31/22 23 .51 0 .61 ( 5 .89 ) ( 5 .28 ) ( 0 .67 ) — ( 0 .67 ) 17 .56
10/31/21 17 .90 0 .59 5 .42 6 .01 ( 0 .40 ) — ( 0 .40 ) 23 .51
10/31/20 19 .75 0 .43 ( 1 .68 ) ( 1 .25 ) ( 0 .60 ) — ( 0 .60 ) 17 .90
10/31/19 18 .34 0 .58 1 .38 1 .96 ( 0 .55 ) — ( 0 .55 ) 19 .75
Premier Class:
4/30/24
#
19 .70 0 .32 2 .98 3 .30 ( 0 .65 ) — ( 0 .65 ) 22 .35
10/31/23 17 .55 0 .61 2 .05 2 .66 ( 0 .51 ) — ( 0 .51 ) 19 .70
10/31/22 23 .48 0 .59 ( 5 .87 ) ( 5 .28 ) ( 0 .65 ) — ( 0 .65 ) 17 .55
10/31/21 17 .87 0 .58 5 .42 6 .00 ( 0 .39 ) — ( 0 .39 ) 23 .48
10/31/20 19 .71 0 .42 ( 1 .67 ) ( 1 .25 ) ( 0 .59 ) — ( 0 .59 ) 17 .87
10/31/19 18 .31 0 .59 1 .36 1 .95 ( 0 .55 ) — ( 0 .55 ) 19 .71
Class R6:
4/30/24
#
19 .75 0 .33 3 .01 3 .34 ( 0 .69 ) — ( 0 .69 ) 22 .40
10/31/23 17 .60 0 .64 2 .05 2 .69 ( 0 .54 ) — ( 0 .54 ) 19 .75
10/31/22 23 .56 0 .64 ( 5 .91 ) ( 5 .27 ) ( 0 .69 ) — ( 0 .69 ) 17 .60
10/31/21 17 .93 0 .61 5 .44 6 .05 ( 0 .42 ) — ( 0 .42 ) 23 .56
10/31/20 19 .77 0 .45 ( 1 .67 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .93
10/31/19 18 .37 0 .61 1 .37 1 .98 ( 0 .58 ) — ( 0 .58 ) 19 .77
Retirement Class:
4/30/24
#
20 .22 0 .31 3 .07 3 .38 ( 0 .63 ) — ( 0 .63 ) 22 .97
10/31/23 18 .00 0 .60 2 .11 2 .71 ( 0 .49 ) — ( 0 .49 ) 20 .22
10/31/22 24 .08 0 .60 ( 6 .05 ) ( 5 .45 ) ( 0 .63 ) — ( 0 .63 ) 18 .00
10/31/21 18 .32 0 .57 5 .56 6 .13 ( 0 .37 ) — ( 0 .37 ) 24 .08
10/31/20 20 .20 0 .41 ( 1 .72 ) ( 1 .31 ) ( 0 .57 ) — ( 0 .57 ) 18 .32
10/31/19 18 .74 0 .59 1 .40 1 .99 ( 0 .53 ) — ( 0 .53 ) 20 .20
Class W:
4/30/24
#
19 .77 0 .34 3 .00 3 .34 ( 0 .70 ) — ( 0 .70 ) 22 .41
10/31/23 17 .61 0 .65 2 .06 2 .71 ( 0 .55 ) — ( 0 .55 ) 19 .77
10/31/22 23 .57 0 .65 ( 5 .91 ) ( 5 .26 ) ( 0 .70 ) — ( 0 .70 ) 17 .61
10/31/21 17 .94 0 .63 5 .43 6 .06 ( 0 .43 ) — ( 0 .43 ) 23 .57
10/31/20 19 .78 0 .46 ( 1 .68 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .94
10/31/19 18 .37 0 .63 1 .36 1 .99 ( 0 .58 ) — ( 0 .58 ) 19 .78
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
17 .06% $ 182,652 0 .18%
c
0 .18%
c
2 .02%
c
3%
15 .24 474,257 0 .19 0 .19 3 .45 8
f
( 23 .10 ) 135,488 0 .17 0 .17 3 .03 5
33 .86 156,717 0 .17 0 .17 2 .65 5
f
( 6 .58 ) 111,950 0 .17 0 .17 2 .32 4
11 .15 118,307 0 .19 0 .19 3 .15 10
16 .99 168,917 0 .20
c
0 .20
c
2 .94
c
3
15 .21 133,705 0 .20 0 .20 3 .00 8
f
( 23 .10 ) 138,009 0 .20 0 .20 2 .91 5
33 .87 235,696 0 .20 0 .20 2 .60 5
f
( 6 .61 ) 201,339 0 .20 0 .20 2 .26 4
11 .06 240,884 0 .21 0 .21 3 .18 10
17 .14 12,252,980 0 .05
c
0 .05
c
3 .04
c
3
15 .34 10,116,149 0 .05 0 .05 3 .11 8
f
( 23 .00 ) 8,366,604 0 .05 0 .05 3 .14 5
34 .05 9,784,831 0 .05 0 .05 2 .72 5
f
( 6 .45 ) 7,675,874 0 .05 0 .05 2 .46 4
11 .23 7,842,042 0 .06 0 .06 3 .28 10
16 .95 1,442,003 0 .30
c
0 .30
c
2 .79
c
3
15 .09 1,199,275 0 .30 0 .30 2 .86 8
f
( 23 .20 ) 1,025,583 0 .30 0 .30 2 .86 5
33 .74 1,409,903 0 .30 0 .30 2 .50 5
f
( 6 .73 ) 1,140,317 0 .30 0 .30 2 .20 4
11 .01 1,175,682 0 .31 0 .31 3 .09 10
17 .12 9,687,056 0 .05
c
0.00
c
3 .10
c
3
15 .45 8,094,126 0 .05 0.00 3 .15 8
f
( 22 .96 ) 7,066,985 0 .05 0.00 3 .21 5
34 .09 7,359,293 0 .05 0.00 2 .80 5
f
( 6 .40 ) 4,288,389 0 .05 0.00 2 .53 4
11 .30 3,612,733 0 .06 0.00 3 .42 10

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premiere Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
New Name Former Name Short Name
Nuveen Equity Index Fund TIAA-CREF Equity Index Fund Equity Index
Nuveen Large Cap Growth Index Fund TIAA-CREF Large Cap Growth Index Fund Large Cap Growth Index
Nuveen Large Cap Value Index Fund TIAA-CREF Large Cap Value Index Fund Large Cap Value Index
Nuveen S&P 500 Index Fund TIAA-CREF S&P 500 Index Fund S&P 500 Index
Nuveen Small Cap Blend Index Fund TIAA-CREF Small Cap Blend Index Fund Small Cap Blend Index
Nuveen Emerging Markets Equity Index Fund TIAA-CREF Emerging Markets Equity Index Fund Emerging Market Equity Index
Nuveen International Equity Index Fund TIAA-CREF International Equity Index Fund International Equity Index
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Notes to Financial Statements
(Unaudited) (continued)

3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $42,707,250,390 $— $73,526 $42,707,323,916
Rights/Warrants — — 75,790 75,790
Short-Term Investments
:
Government agency debt — 12,494,505 — 12,494,505
Repurchase agreement — 99,780,000 — 99,780,000
Treasury debt — 51,910,208 — 51,910,208
Investments purchased with collateral from securities lending 121,956,334 — — 121,956,334
Investments in Derivatives
:
Futures contracts* (2,661,213) — — (2,661,213)
Total $42,826,545,511 $164,184,713 $149,316 $42,990,879,540
1 1 1 1 1
Large Cap Growth Index
Long-Term Investments
:
Common stocks $12,845,043,425 $— $— $12,845,043,425
Investments purchased with collateral from securities lending 2,660,567 — — 2,660,567
Total $12,847,703,992 $— $— $12,847,703,992
1 1 1 1 1
Large Cap Value Index
Long-Term Investments
:
Common stocks $9,710,738,075 $— $432 $9,710,738,507
Investments purchased with collateral from securities lending 18,606,299 — — 18,606,299
Total $9,729,344,374 $— $432 $9,729,344,806
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $9,325,996,158 $— $— $9,325,996,158
Short-Term Investments
:
Repurchase agreement — 5,205,000 — 5,205,000
Treasury debt — 38,041,130 — 38,041,130
Investments in Derivatives
:
Futures contracts* (1,278,062) — — (1,278,062)
Total $9,324,718,096 $43,246,130 $— $9,367,964,226
1 1 1 1 1
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,226,789,789 $— $101,614 $3,226,891,403
Rights/Warrants — — 41,140 41,140
Short-Term Investments
:
Repurchase agreement — 22,726,000 — 22,726,000
Treasury debt — 12,449,407 — 12,449,407
Investments purchased with collateral from securities lending 82,831,887 — — 82,831,887
Investments in Derivatives
:
Futures contracts* (1,335,939) — — (1,335,939)
Total $3,308,285,737 $35,175,407 $142,754 $3,343,603,898
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Corporate bonds $— $19,688 $— $19,688
Common stocks 636,483,854 5,570,484,335 592,503 6,207,560,692
Rights/Warrants — 3,195,200 22 3,195,222
Short-Term Investments
:
Government agency debt — 4,964,100 — 4,964,100
Repurchase agreement — 48,076,000 — 48,076,000
Treasury debt — 14,918,792 — 14,918,792
Investments purchased with collateral from securities lending 15,352,475 — — 15,352,475
Investments in Derivatives
:
Futures contracts* 274,026 — — 274,026
Total $652,110,355 $5,641,658,115 $592,525 $6,294,360,995
1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
International Equity Index
Long-Term Investments
:
Common stocks $172,876,833 $23,058,920,755 $—** $23,231,797,588
Short-Term Investments
:
Government agency debt — 122,633,590 — 122,633,590
Repurchase agreement — 219,116,000 — 219,116,000
Treasury debt — 89,580,074 — 89,580,074
Investments purchased with collateral from securities lending 427,520,101 — — 427,520,101
Investments in Derivatives
:
Futures contracts* (4,508,035) — — (4,508,035)
Total $595,888,899 $23,490,250,419 $— $24,086,139,318
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
** Value equals zero as of the end of the reporting period.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Equity Index Fixed Income Clearing Corporation $ 99,780,000 $ 101,775,795
S&P 500 Index Fixed Income Clearing Corporation 5,205,000 5,309,102
Small Cap Blend Index Fixed Income Clearing Corporation 22,726,000 23,180,539
Emerging Markets Equity Index Fixed Income Clearing Corporation 48,076,000 49,037,598
International Equity Index Bank of New York Mellon 30,000,000 30,600,034
International Equity Index Fixed Income Clearing Corporation 189,116,000 192,898,482

Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Equity Index $156,333,716 $121,956,334 $49,001,308 $170,957,642
Large Cap Growth Index 3,832,286 2,660,567 1,433,454 4,094,021
Large Cap Value Index 22,414,153 18,606,299 5,536,001 24,142,300
Small Cap Blend Index 110,411,592 82,831,887 39,589,183 122,421,070
Emerging Markets Equity Index 48,243,925 15,352,475 37,023,701 52,376,176
International Equity Index 702,200,232 427,520,101 323,930,512 751,450,613
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
4.1
Equity Index $ 412,931,783 $ 919,099,953
4.2
Large Cap Growth Index 1,154,201,052 1,243,284,940
4.3
Large Cap Value Index 1,340,337,864 941,965,359
4.4
S&P 500 Index 71,846,517 91,708,908
4.5
Small Cap Blend Index 212,713,187 284,273,233
4.6
Emerging Markets Equity Index 456,776,985 76,274,278
4.7
International Equity Index 1,043,268,477 577,845,435

Notes to Financial Statements
(Unaudited) (continued)

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows :
Fund Average Notional Amount of Futures Contracts Outstanding*
4.1
Equity Index $ 155,607,920
4.4
S&P 500 Index 62,053,005
4.5
Small Cap Blend Index 18,967,602
4.6
Emerging Markets Equity Index 81,571,469
4.7
International Equity Index 245,552,746
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (2,661,213)
1 1 1 1 1 1 1 1
S&P 500 Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(1,278,062)
1 1 1 1 1 1 1 1
Small Cap Blend Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(1,335,939)
1 1 1 1 1 1 1 1
Emerging Markets Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
274,026 - –
1 1 1 1 1 1 1 1
International Equity Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(4,508,035)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index
Futures contracts Equity $ 30,899,091 $ 707,223
4.4
S&P 500 Index
Futures contracts Equity 8,030,854 328,643
4.5
Small Cap Blend Index
Futures contracts Equity 955,291 (473,361)
4.6
Emerging Markets Equity Index
Futures contracts Equity 6,904,443 2,899,001
4.7
International Equity Index
Futures contracts Equity 37,975,797 (378,561)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/24
Year Ended
10/31/23
4.1
Equity Index Shares Amount Shares Amount
Subscriptions:
Class A 770,539 $ 26,762,072 1,568,974 $ 47,264,597
Class I 35,465 1,207,097 69,582 2,070,283
Premier Class 78,144 2,679,312 98,615 2,900,360
Class R6 17,758,960 603,871,129 27,050,218 786,403,961
Retirement Class 534,047 18,545,564 1,041,342 31,158,173
Class W 32,355,437 1,104,761,582 131,716,149 3,849,793,158
Total subscriptions 51,532,592 1,757,826,756 161,544,880 4,719,590,532
Reinvestments of distributions:
Class A 500,800 16,526,395 616,108 17,460,491
Class I 5,692 184,260 6,504 180,817
Premier Class 17,471 564,110 31,521 873,771
Class R6 6,317,211 204,298,604 7,418,805 206,094,392
Retirement Class 271,550 8,931,283 341,369 9,640,250
Class W 11,461,422 370,777,019 12,820,715 356,159,463
Total reinvestments of distributions 18,574,146 601,281,671 21,235,022 590,409,184
Redemptions:
Class A (1,624,429) (56,744,826) (3,306,858) (99,366,225)
Class I (182,010) (6,404,009) (78,984) (2,324,548)
Premier Class (162,571) (5,380,873) (729,116) (22,090,736)
Class R6 (17,486,137) (591,784,336) (35,947,452) (1,079,048,351)
Retirement Class (1,234,962) (42,946,021) (2,934,320) (88,474,194)
Class W (52,621,372) (1,818,035,421) (98,308,984) (2,875,450,442)
Total redemptions (73,311,481) (2,521,295,486) (141,305,714) (4,166,754,496)
Net increase (decrease) from shareholder transactions (3,204,743) $ (162,187,059) 41,474,188 $ 1,143,245,220
Six Months Ended
4/30/24
Year Ended
10/31/23
4.2
Large Cap Growth Index Shares Amount Shares Amount
Class I 978,149 $ 51,805,914 2,826,075 $ 128,340,375
Class R6 25,787,102 1,404,975,637 56,509,354 2,459,537,357
Retirement Class 1,598,898 85,796,837 2,104,998 94,007,203
Class W
†
– – 949,170 39,648,682
Total subscriptions 28,364,149 1,542,578,388 62,389,597 2,721,533,617
Class I 73,035 3,660,532 149,498 5,766,150
Class R6 3,376,957 169,557,004 16,557,648 639,456,361
Retirement Class 326,065 16,528,232 1,787,823 69,725,079
Class W
†
– – 80,404 2,957,273
Total reinvestments of distributions 3,776,057 189,745,768 18,575,373 717,904,863
Class I (1,378,215) (76,918,494) (1,225,066) (54,257,078)
Class R6 (28,098,264) (1,505,044,433) (54,296,589) (2,348,642,311)
Retirement Class (1,052,990) (56,831,304) (2,749,408) (119,733,676)
Class W
†
– – (1,754,568) (81,160,933)
Total redemptions (30,529,469) (1,638,794,231) (60,025,631) (2,603,793,998)
Net increase (decrease) from shareholder transactions 1,610,737 $ 93,529,925 20,939,339 $ 835,644,482
Six Months Ended
4/30/24
Year Ended
10/31/23
4.3
Large Cap Value Index Shares Amount Shares Amount
Class I 1,224,563 $ 28,316,872 5,292,976 $ 119,787,669
Class R6 51,748,029 1,231,796,286 47,053,076 1,046,961,952
Retirement Class 1,284,359 30,476,288 7,926,938 181,476,826
Class W
†
– – 1,302,866 28,534,188
Total subscriptions 54,256,951 1,290,589,446 61,575,856 1,376,760,635
Class I 225,656 4,971,211 11,388 249,403
Class R6 13,177,844 290,044,357 11,166,064 244,090,149
Retirement Class 2,868,981 64,523,390 2,264,200 50,536,935
Class W
†
– – 76,227 1,666,335
Total reinvestments of distributions 16,272,481 359,538,958 13,517,879 296,542,822
Class I (1,767,109) (41,355,764) (1,377,594) (31,190,242)
Class R6 (33,799,360) (784,209,436) (49,531,289) (1,106,698,156)
Retirement Class (4,732,541) (113,847,234) (4,282,098) (97,082,823)
Class W
†
– – (3,043,633) (71,337,604)
Total redemptions (40,299,010) (939,412,434) (58,234,614) (1,306,308,825)
Net increase (decrease) from shareholder transactions 30,230,422 $ 710,715,970 16,859,121 $ 366,994,632

Notes to Financial Statements
(Unaudited) (continued)

Six Months Ended
4/30/24
Year Ended
10/31/23
4.4
S&P 500 Index Shares Amount Shares Amount
Class I 417,051 $ 22,307,460 921,494 $ 41,706,967
Class R6 4,920,667 263,274,266 18,558,790 861,925,002
Retirement Class 3,105,405 164,181,561 5,935,905 265,744,699
Class W
†
– – 464,091 21,378,022
Total subscriptions 8,443,123 449,763,287 25,880,280 1,190,754,690
Class I 40,879 2,049,265 49,294 2,110,260
Class R6 1,815,431 91,152,761 2,076,962 89,039,362
Retirement Class 596,783 29,749,656 691,321 29,436,459
Class W
†
– – 9,363 401,305
Total reinvestments of distributions 2,453,093 122,951,682 2,826,940 120,987,386
Class I (492,867) (26,405,313) (753,389) (34,018,091)
Class R6 (7,804,536) (416,780,464) (14,451,937) (655,982,055)
Retirement Class (1,805,916) (95,393,559) (3,090,629) (141,616,609)
Class W
†
– – (963,524) (47,192,364)
Total redemptions (10,103,319) (538,579,336) (19,259,479) (878,809,119)
Net increase (decrease) from shareholder transactions 792,897 $ 34,135,633 9,447,741 $ 432,932,957
Six Months Ended
4/30/24
Year Ended
10/31/23
4.5
Small Cap Blend Index Shares Amount Shares Amount
Class I 712,112 $ 15,651,077 396,337 $ 8,068,960
Class R6 10,595,480 226,551,379 20,821,357 435,108,879
Retirement Class 617,678 13,972,540 530,814 11,245,021
Total subscriptions 11,925,270 256,174,996 21,748,508 454,422,860
Class I 21,099 443,303 10,150 207,051
Class R6 3,850,961 81,024,223 2,275,172 46,459,018
Retirement Class 874,471 18,512,544 553,180 11,362,316
Total reinvestments of distributions 4,746,531 99,980,070 2,838,502 58,028,385
Class I (277,913) (6,184,729) (369,000) (7,604,517)
Class R6 (11,818,166) (261,930,007) (27,530,409) (573,884,495)
Retirement Class (2,976,974) (65,451,419) (6,121,095) (128,892,935)
Total redemptions (15,073,053) (333,566,155) (34,020,504) (710,381,947)
Net increase (decrease) from shareholder transactions 1,598,748 $ 22,588,911 (9,433,494) $ (197,930,702)
Six Months Ended
4/30/24
Year Ended
10/31/23
4.6
Emerging Markets Equity Index Shares Amount Shares Amount
Subscriptions:
Class A 432,562 $ 4,359,981 779,548 $ 7,768,455
Class I 72,935 739,260 411,373 4,048,335
Premier Class 132,622 1,353,238 634,956 6,438,073
Class R6 6,786,529 68,924,242 20,019,055 201,501,010
Retirement Class 4,544,241 46,719,638 9,360,039 94,911,186
Class W 42,297,487 432,638,603 102,290,633 1,036,810,486
Total subscriptions 54,266,376 554,734,962 133,495,604 1,351,477,545
Reinvestments of distributions:
Class A 47,795 472,208 36,073 359,283
Class I 14,385 142,845 7,619 76,341
Premier Class 25,930 256,445 60,066 598,262
Class R6 3,556,482 35,209,172 2,848,705 28,430,078
Retirement Class 1,783,735 17,569,792 1,123,689 11,169,469
Class W 12,749,850 126,351,017 8,800,102 87,913,014
Total reinvestments of distributions 18,178,177 180,001,479 12,876,254 128,546,447
Redemptions:
Class A (624,928) (6,368,611) (877,582) (8,724,431)
Class I (131,298) (1,339,561) (713,851) (7,083,797)
Premier Class (80,661) (820,136) (2,268,650) (23,377,118)
Class R6 (4,754,662) (48,752,270) (26,696,602) (271,300,141)
Retirement Class (884,969) (9,027,721) (1,179,090) (11,975,577)
Class W (22,934,897) (238,150,522) (82,128,907) (839,109,367)
Total redemptions (29,411,415) (304,458,821) (113,864,682) (1,161,570,431)
Net increase (decrease) from shareholder transactions 43,033,138 $ 430,277,620 32,507,176 $ 318,453,561

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
4/30/24
Year Ended
10/31/23
4.7
International Equity Index Shares Amount Shares Amount
Class I 3,670,259 $ 78,655,861 38,442,215 $ 793,182,991
Premier Class 921,302 20,116,197 1,153,506 23,586,456
Class R6 44,205,245 967,893,238 92,299,031 1,891,665,032
Retirement Class 3,946,245 90,122,093 5,561,168 117,437,715
Class W 30,964,994 672,683,624 82,384,764 1,696,391,015
Total subscriptions 83,708,045 1,829,471,013 219,840,684 4,522,263,209
Class I 736,710 15,419,337 199,278 3,846,056
Premier Class 210,592 4,403,485 206,074 3,975,163
Class R6 16,070,945 336,525,588 12,786,594 247,036,988
Retirement Class 1,745,095 37,519,557 1,385,953 27,469,586
Class W 13,701,259 287,041,379 10,909,282 210,876,436
Total reinvestments of distributions 32,464,601 680,909,346 25,487,181 493,204,229
Class I (20,308,049) (443,901,419) (22,294,040) (461,248,728)
Premier Class (363,712) (7,967,047) (2,434,988) (50,397,464)
Class R6 (25,398,822) (556,835,963) (68,354,531) (1,389,973,306)
Retirement Class (2,236,829) (49,834,541) (4,603,802) (96,124,907)
Class W (21,904,732) (485,011,953) (85,089,489) (1,742,619,463)
Total redemptions (70,212,144) (1,543,550,923) (182,776,850) (3,740,363,868)
Net increase (decrease) from shareholder transactions 45,960,502 $ 966,829,436 62,551,015 $ 1,275,103,570
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large Cap Growth Index Fund and
Large Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
4.1
Equity Index $20,687,061,114 $23,756,571,595 $(1,452,753,169) $22,303,818,426
4.2
Large Cap Growth Index 4,893,350,982 8,119,151,962 (164,798,952) 7,954,353,010
4.3
Large Cap Value Index 7,019,109,465 3,216,351,923 (506,116,582) 2,710,235,341
4.4
S&P 500 Index 3,796,169,325 5,803,446,273 (231,651,372) 5,571,794,901
4.5
Small Cap Blend Index 2,523,295,805 1,357,490,140 (537,182,047) 820,308,093
4.6
Emerging Markets Equity Index 5,601,216,114 1,554,006,820 (860,861,939) 693,144,881
4.7
International Equity Index 19,701,775,548 6,107,898,764 (1,723,534,994) 4,384,363,770
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
4.1
Equity Index $472,550,170 $– $15,069,399,622 $(116,627,570) $– $(594,062) $15,424,728,160
4.2
Large Cap Growth Index 72,158,470 132,489,662 5,600,798,597 – – (174,179) 5,805,272,550
4.3
Large Cap Value Index 283,312,330 89,452,258 1,338,457,033 – – (171,402) 1,711,050,219
4.4
S&P 500 Index 97,431,804 – 4,011,263,382 (18,512,144) – (156,657) 4,090,026,385
4.5
Small Cap Blend Index 42,622,436 44,515,114 260,729,228 – – (70,191) 347,796,587
4.6
Emerging Markets Equity Index 165,840,362 – (82,566,559) (765,255,421) – (80,389) (682,062,007)
4.7
International Equity Index 638,474,611 – 1,149,079,627 (906,924,932) – (355,371) 880,273,935

Notes to Financial Statements
(Unaudited) (continued)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Fund Short-Term Long-Term Total
4.1
Equity Index $6,558,847 $110,068,723 $116,627,570
4.2
Large Cap Growth Index – – –
4.3
Large Cap Value Index – – –
4.4
S&P 500 Index 1,102,599 17,409,545 18,512,144
4.5
Small Cap Blend Index – – –
4.6
Emerging Markets Equity Index 204,152,881 561,102,540 765,255,421
4.7
International Equity Index 251,782,774 655,142,158 906,924,932
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6 Retirement Class Class W
4.1
Equity Index 0.040% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
4.2
Large Cap Growth
Index 0.040 – 0.240 – 0.090 0.340 –
4.3
Large Cap Value Index 0.040 – 0.240 – 0.090 0.340 –
4.4
S&P 500 Index 0.040 – 0.240 – 0.090 0.340 –
4.5
Small Cap Blend
Index 0.040 – 0.240 – 0.090 0.340 –
4.6
Emerging Markets
Equity Index 0.100 0.560 0.360 0.360 0.210 0.460 0.210
4.7
International Equity
Index 0.040 – 0.300 0.300 0.150 0.400 0.150
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the reporting period:
9. Emerging Markets Risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
12. Subsequent Events
Administrative Services Agreement: The Adviser has agreed to gradually reduce expenses allocated to the Fund under the
Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Fund under the Administrative Agreement.
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the NAV per share plus an up-front sales charge. Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Fund Purchases Sales Realized Gain (Loss)
Equity Index $ 95,557,486 $ – $ –
Large Cap Growth Index 21,823,404 28,446,573 340,068
Large Cap Value Index 68,016,875 9,174,470 (463,893)
Small Cap Blend Index 1,387,332 – –
Emerging Markets Equity Index 3,923,655 7,662,813 (36,490,190)
International Equity Index 126,002,695 11,015,208 (19,897,524)
Underlying Fund
Nuveen Lifecycle
Index Funds TIAA Access Total
4.1
Equity Index 60% 1% 61%
4.2
Large Cap Growth Index – 4 4
4.3
Large Cap Value Index – 8 8
4.4
S&P 500 Index – 10 10
4.5
Small Cap Blend Index – 18 18
4.6
Emerging Markets Equity Index 69 1 70
4.7
International Equity Index 41 5 46

Notes to Financial Statements
(Unaudited) (continued)

Committed Line of Credit: During June 2024, the Funds, along with certain other funds managed by the Adviser (“Participating
Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating
Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility.
Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

Shareholder Meeting Report
(Unaudited)

On November 20, 2023, at a special meeting of Equity Index Funds shareholders, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff and Robert L.
Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the Nuveen Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
208
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolios of investments as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April
30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for Class I, Class R6 ,
Premier, and Retirement classes or 800-223-1200 for Class A.
Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Approval of Investment Management Agreement
{Unaudited}
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory
Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the
Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or
NFAL with respect to the Nuveen funds.
The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-
1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10,
2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

Approval of Investment Management Agreement
(continued)
{Unaudited}
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’
advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement;
however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
The Investment Performance of the Funds and Adviser
In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the
Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral)
that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the
Board and lead to differing results.

Approval of Investment Management Agreement
(continued)
{Unaudited}
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. In its review of relative performance, the Board considered a
Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
With respect to passively managed TC funds that were designed to invest, in relevant part, based on an index (the “Underlying
Index”), including each Fund, the Board also received and reviewed performance information including, among other things, such
Fund’s ex-ante tracking error compared to its reference index over various periods of time.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Equity Index Fund (formerly, TIAA-CREF Equity Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and second quartile for the three- and five-year periods ended December
31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreement.

For Nuveen Large Cap Growth Index Fund (formerly, TIAA-CREF Large-Cap Growth Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31,
2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and first quartile for the three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-
year period and first quartile for the three- and five-year periods ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the
Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Large Cap Value Index Fund (formerly, TIAA-CREF Large-Cap Value Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31,
2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. Given the
Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023.
On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Small Cap Blend Index Fund (formerly, TIAA-CREF Small-Cap Blend Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024
and as of each month end for the 2023 calendar year. The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund ranked in the second quartile for the one-year period and third quartile for the five-year period ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund ranked in the second quartile for the one-year period ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen S&P 500 Index Fund (formerly, TIAA-CREF S&P 500 Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and
March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024
and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the second quartile of its
Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024 and first quartile for the three-
and five-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen Emerging Markets Equity Index Fund (formerly, TIAA-CREF Emerging Markets Equity Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended
December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31,
2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

Approval of Investment Management Agreement
(continued)
{Unaudited}
For Nuveen International Equity Index Fund (formerly, TIAA-CREF International Equity Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31,
2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31,
2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. Given the
Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023.
On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
Fees, Expenses and Profitability
Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and with respect to open-end funds, for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board
Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.
For Nuveen Equity Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its
Expense Universe. Further, the Fund’s actual management fee rate matched the Expense Group median and its net total expense ratio was below the Expense Group median.
For Nuveen Large Cap Growth Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the
Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

For Nuveen Large Cap Value Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the
Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.
For Nuveen Small Cap Blend Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the
Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense
Group median.
For Nuveen S&P 500 Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its
Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
For Nuveen Emerging Markets Equity Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Given the small number of peers, quartile rankings for the Expense Group were not available. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
For Nuveen International Equity Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the
Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the
Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements;
servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The
Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

Approval of Investment Management Agreement
(continued)
{Unaudited}
Profitability of the Adviser
In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax)
of a peer group of certain asset management firms for the 2022 fiscal year. The Board considered that TAL had calculated that it earned profits (pre-distribution) for the one-year period ended December 31, 2023 with respect to each of the Funds. In evaluating profitability data, the Independent Trustees considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board
Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The
Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. The Board considered that the Funds, however, do not have breakpoint schedules.
In addition, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds
(subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board
Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the
Funds for all such costs.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the
Funds were reasonable in light of the services provided.
Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a May 14-16, 2024 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Review
Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

3567604-INV-B-06/25
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A12455 (6/24)

Fixed-Income Funds
Nuveen International
Semi-Annual
Report
Mutual Funds
April 30, 2024
This semi-annual report contains the Funds' unaudited financial statements.
Effective May 1, 2024 and May 6, 2024, the names of the Funds and the names of certain share classes, respectively, changed, and all references to the former names in this report have changed. Refer to Important Notices in this report for more information.
Fund Name
Class
A
Class
I
Premier
Class
Class
R6
Retirement
Class Class W
6.1
Nuveen Emerging Markets Debt Fund TEDLX TEDHX TEDPX TEDNX TEDTX TEDVX
–
Nuveen International Bond Fund TIBEX TIBNX TIBLX TIBWX TIBVX TIBUX

Important Notices 3
About the Funds’ Benchmarks 5
Fund Performance 6
Expense Examples 10
Portfolios of Investments 12
Statement of Assets and Liabilities 40
Statement of Operations 42
Statement of Changes in Net Assets 43
Financial Highlights 44
Notes to Financial Statements 48
Shareholder Meeting Report 59
Additional Fund Information 60
Liquidity Risk Management Program 61
Approval of Investment Management Agreement 62

Important Notices
3
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Fund Name and Share Class Name Changes
In January 2024, the Funds’ Board of Trustees approved the following changes for the Funds. Refer to the Funds’ supplemented prospectus dated May 6, 2024 for further information.
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed and therefore all references to the names of the Funds in this report have changed as follows:
There were no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
New Name Former Name
Nuveen Emerging Markets Debt Fund TIAA-CREF Emerging Markets Debt Fund
Nuveen International Bond Fund TIAA-CREF International Bond Fund
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Important Notices
(continued)
4
Management Fees
Effective May 1, 2024, the management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers
Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of
0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee, effective as of May 1, 2024, listed within this report plus
0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

5
About the Funds’ Benchmarks
Emerging Markets Debt Fund
J.P. Morgan Emerging Markets Bond Index Global Diversified:
A unique, market-capitalization-weighted, total-
return index tracking the traded market for U.S.-dollar-denominated debt instruments issued by sovereign and quasi-
sovereign emerging market entities. Country weights are limited to 10% of the index by only including a specified portion of the countries' eligible current face amounts of debt outstanding. Any excess weight above that limit is redistributed to small countries to limit concentration risk.
International Bond Fund
Bloomberg Global Aggregate Ex-USD Index (Hedged):
An index designed to measure the performance of the
global, investment-grade bond market, including treasury, government-related, corporate and securitized fixed-
rate bonds from both developed- and emerging-market issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index
(EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright
2024, J.P. Morgan Chase & Co. All rights reserved.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Emerging Markets Debt Fund
6
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by country
Total return Average annual total return Annual operating expenses
*
Emerging Markets Debt Fund
Inception date 6 months 1 year 5 years since inception gross net
Class A 9/26/14 10.99% 10.49% 1.83% 3.13% 0.92% 0.92%
Class I 12/4/15 11.06 10.83 2.07 3.43
†
0.69 0.69
Premier Class 9/26/14 11.05 10.62 1.99 3.29 0.79 0.79
Class R6 9/26/14 11.00 10.81 2.13 3.46 0.62 0.62
Retirement Class 9/26/14 11.01 10.67 1.93 3.23 0.87 0.87
Class W 9/28/18 11.33 11.50 2.77 3.84
†
0.62 0.00
J.P. Morgan Emerging Markets
Bond Index Global Diversified – 10.57 8.39 0.24 2.45
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.
as of 4/30/2024
Net assets $
524.21
million
Portfolio turnover rate
*
12%
Number of issues 366
Option-adjusted duration
‡
5.87 years
Average maturity
§
10.86 years
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
% of net assets
as of 4/30/2024
Government bonds
51.6
Corporate bonds
42.7
Common stocks
2.5
Structured assets
0.5
Bank loan obligations
0.4
Short-term investments 1.8
Investments purchased with collateral
from securities lending 1.6
Other assets & liabilities, net -1.1
Total 100.0
% of portfolio investments
as of 4/30/2024
Mexico 8.8
Brazil 5.2
South Africa 5.1
Chile 4.5
Colombia 4.4
Turkey 4.4
Indonesia 3.9
Dominican Republic 2.9
India 2.8
Israel 2.8
61 other nations 51.8
Short-term investments 1.8
Investments purchased with
collateral from securities lending 1.6
Total 100.0

7
Emerging Markets Debt Fund
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the J.P
Morgan methodology, which uses the middle rating
of the S&P, Moody's and Fitch ratings to determine an
instrument's rating category. When a rating from only two
agencies is available, the lower is used; when only one
agency rates a bond, that rating is used.
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2024
Less than 1 year 5.2
1-3 years 7.2
3-5 years 17.6
5-10 years 40.1
Over 10 years 29.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2024
Aaa/AAA 0.4
A/A 8.6
Baa/BBB 32.0
Ba/BB 31.1
B/B 16.5
Below B/B 5.3
Non-rated 6.1
Total 100.0

International Bond Fund
8
Performance as of April 30, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by country
Total return Average annual total return Annual operating expenses
*
International Bond Fund
Inception date 6 months 1 year 5 years since inception gross net
Class A 8/5/16 5 .82% 5 .03% 0 .45% 1 .09% 0 .97% 0 .94%
Class I 8/5/16 6 .00 5 .34 0 .78 1 .39 0 .73 0 .70
Premier Class 8/5/16 6 .00 5 .21 0 .64 1 .28 0 .80 0 .75
Class R6 8/5/16 5 .94 5 .41 0 .81 1 .43 0 .63 0 .60
Retirement Class 8/5/16 5 .83 5 .17 0 .56 1 .18 0 .87 0 .84
Class W 9/28/18 6 .27 6 .00 1 .41 1 .86
†
0 .62 0 .00
Bloomberg Global Aggregate ex-
USD Index (Hedged) – 5 .03 4 .50 0 .84 1 .43
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.
as of 4/30/2024
Net assets $
418.30
million
Portfolio turnover rate
*
20%
Number of issues 431
Option-adjusted duration
‡
6.22 years
Average maturity
§
7.69 years
*
The portfolio turnover rate covers the six-month period
from November 1, 2023–April 30, 2024, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
% of net assets
as of 4/30/2024
Government bonds
67.2
Corporate bonds
20.8
Structured assets
4.6
Bank loan obligations
0.3
Short-term investments 5.1
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net 1.9
Total 100.0
% of portfolio investments
as of 4/30/2024
United States 11.0
Japan 9.4
China 8.4
Germany 6.8
United Kingdom 5.9
France 4.7
Canada 3.7
Ireland 3.1
Italy 3.0
Korea, Republic of 2.9
59 other nations 35.8
Short-term investments 5.2
Investments purchased with
collateral from securities lending 0.1
Total 100.0

9
International Bond Fund
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2024
Less than 1 year 6.1
1-3 years 21.3
3-5 years 17.7
5-10 years 30.2
Over 10 years 24.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2024
Aaa/AAA 14.2
Aa/AA 16.9
A/A 29.5
Baa/BBB 23.0
Ba/BB 7.7
B/B 3.6
Below B/B 0.9
Non-rated 4.2
Total 100.0

Expense Examples
10
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( November 1, 2023 – April 30, 2024 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
6.1
Emerging Markets Debt Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,109.90 $1,110.60 $1,110.50 $1,110.00 $1,110.10 $1,113.30
Expenses incurred during the period*
$4.93 $3.83 $4.30 $3.41 $4.72 $0.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.19 $1,021.23 $1,020.79 $1,021.63 $1,020.39 $1,024.71
Expenses incurred during the period*
$4.72 $3.67 $4.12 $3.27 $4.52 $0.15
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.94% for Class
A, 0.73% for Class I, 0.82% for Premier Class, 0.65% for Class R6, 0.90% for Retirement Class and 0.03% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

11
–
International Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,058.20 $1,060.00 $1,060.00 $1,059.40 $1,058.30 $1,062.70
Expenses incurred during the period*
$4.86 $3.59 $3.89 $3.12 $4.40 $0.05
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.14 $1,021.38 $1,021.08 $1,021.83 $1,020.59 $1,024.81
Expenses incurred during the period*
$4.77 $3.52 $3.82 $3.07 $4.32 $0.05
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2024. The Fund's annualized six-month expense ratios for that period were 0.95% for Class
A, 0.70% for Class I, 0.76% for Premier Class, 0.61% for Class R6, 0.86% for Retirement Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Emerging Markets Debt Fund April 30, 2024
Portfolio of Investments
12
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.7%
BANK LOAN OBLIGATIONS - 0.4%
PUERTO RICO - 0.4%
$ 1,840,000 (a) Coral-US Co-Borrower LLC CME Term SOFR 12 + 3.000% 8.435% 10/15/29 $ 1,835,179
TOTAL PUERTO RICO 1,835,179
TOTAL BANK LOAN OBLIGATIONS 1,835,179
(Cost $1,828,856)
CONVERTIBLE BONDS - 0.0%
CHILE - 0.0%
367,935 (b),(c) ILAP Holdings Ltd 5.000 06/15/33 36,794
TOTAL CHILE 36,794
TOTAL CONVERTIBLE BONDS 36,794
(Cost $56,378)
CORPORATE BONDS - 42.7%
ARGENTINA - 0.3%
1,500,000 (c) YPF S.A. 6.950 07/21/27 1,360,025
TOTAL ARGENTINA 1,360,025
AUSTRALIA - 0.5%
1,725,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 1,538,861
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,288,037
TOTAL AUSTRALIA 2,826,898
BRAZIL - 2.7%
1,225,000 (c) Ambipar Lux Sarl 9.875 02/06/31 1,212,678
1,000,000 (c) Banco do Brasil S.A. 6.000 03/18/31 968,900
2,200,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 2,251,757
2,750,000 (c) Itau Unibanco Holding S.A. 4.625 N/A(d) 2,584,850
4,000,000 (c) JSM Global Sarl 4.750 10/20/30 640,000
1,600,000 (c),(e) Minerva Luxembourg S.A. 8.875 09/13/33 1,641,139
525,000 (c) Nexa Resources S.A. 6.750 04/09/34 526,811
38,084 (c),(f) Oi S.A. 8.000 12/15/24 37,323
714,000 (f),(g) Oi S.A. 10.000 07/27/25 8,925
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,391,020
1,387,200 (c) Rio Oil Finance Trust 8.200 04/06/28 1,402,793
2,000,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 1,656,982
TOTAL BRAZIL 14,323,178
CHILE - 4.5%
2,000,000 (c) AES Andes S.A. 6.300 03/15/29 1,970,891
2,383,058 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 1,737,261
850,000 (c) Antofagasta plc 6.250 05/02/34 846,600
550,000 (c) Banco de Credito e Inversiones S.A. 8.750 N/A(d) 563,695
1,000,000 (c) Banco del Estado de Chile 2.704 01/09/25 973,215
1,600,000 (c) Banco del Estado de Chile 7.950 N/A(d) 1,612,000
2,325,000 (c) Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 1,830,144
2,250,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 1,893,661
1,175,000 (c) Corp Nacional del Cobre de Chile 5.950 01/08/34 1,139,086
850,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 849,661
2,150,000 (c) Corp Nacional del Cobre de Chile 4.375 02/05/49 1,588,716
1,500,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,080,181
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,162,311
2,200,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 1,699,308
1,775,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 1,488,284
350,000 (c) Empresa Nacional del Petroleo 6.150 05/10/33 347,584

13
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHILE—continued
$ 1,525,000 (c) Engie Energia Chile S.A. 6.375% 04/17/34 $ 1,507,615
6,068 (g) Inversiones Latin America Power Ltd 5.125 06/15/33 3,221
48,161 Inversiones Latin America Power Ltd 12.000 06/15/33 47,800
551,862 (c) Inversiones Latin America Power S.p.A 11.000 06/15/33 473,222
775,000 (c) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 777,041
TOTAL CHILE 23,591,497
CHINA - 0.8%
2,500,000 (c) ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,358,357
2,050,000 (c) Lenovo Group Ltd 3.421 11/02/30 1,768,471
TOTAL CHINA 4,126,828
COLOMBIA - 2.5%
1,675,000 Bancolombia S.A. 4.625 12/18/29 1,616,561
1,375,000 Ecopetrol S.A. 4.625 11/02/31 1,110,306
1,500,000 Ecopetrol S.A. 8.875 01/13/33 1,535,251
2,000,000 Ecopetrol S.A. 5.875 11/02/51 1,354,811
2,000,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 1,699,949
1,000,000 (c) Empresas Publicas de Medellin ESP 4.375 02/15/31 810,655
1,500,000 (c) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,227,144
2,075,000 (c) Grupo Aval Ltd 4.375 02/04/30 1,725,614
2,200,000 (c) SierraCol Energy Andina LLC 6.000 06/15/28 1,904,272
TOTAL COLOMBIA 12,984,563
COSTA RICA - 0.8%
1,832,532 (c) Autopistas del Sol S.A. 7.375 12/30/30 1,764,179
2,300,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 2,388,550
TOTAL COSTA RICA 4,152,729
DOMINICAN REPUBLIC - 0.8%
2,000,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 6.750 03/30/29 2,006,000
2,500,000 (c) AES Andres BV 5.700 05/04/28 2,346,250
TOTAL DOMINICAN REPUBLIC 4,352,250
GHANA - 0.5%
800,000 (c),(e) Kosmos Energy Ltd 7.500 03/01/28 764,152
1,774,000 (c) Tullow Oil plc 10.250 05/15/26 1,728,275
TOTAL GHANA 2,492,427
GUATEMALA - 0.9%
1,225,000 (c) CT Trust 5.125 02/03/32 1,064,365
1,650,000 (c) Investment Energy Resources Ltd 6.250 04/26/29 1,579,875
725,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 605,015
1,550,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 1,520,375
TOTAL GUATEMALA 4,769,630
INDIA - 2.3%
2,100,000 (c) Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 1,813,431
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,374,296
1,225,000 (c),(e) Indian Railway Finance Corp Ltd 3.570 01/21/32 1,052,581
2,050,000 (c) IRB Infrastructure Developers Ltd 7.110 03/11/32 2,022,325
1,500,000 (c) JSW Steel Ltd 5.050 04/05/32 1,282,993
2,500,000 (c) Network i2i Ltd 3.975 N/A(d) 2,355,974
2,700,000 (c) ReNew Wind Energy AP2 4 .500 07/14/28 2,407,277
TOTAL INDIA 12,308,877
INDONESIA - 3.1%
1,860,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,760,679
1,500,000 (c),(h) Indika Energy Tbk PT 8.750 05/07/29 1,481,040
3,500,000 (c) Indonesia Asahan Aluminium PT 5.450 05/15/30 3,388,941
2,000,000 (c) Medco Laurel Tree Pte Ltd 6.950 11/12/28 1,911,569
2,000,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 2,043,734
1,500,000 (c) Pertamina Persero PT 3.100 08/27/30 1,291,162
1,250,000 (c),(e) Pertamina Persero PT 4.700 07/30/49 999,271
1,000,000 (c) Perusahaan Listrik Negara PT 5.250 10/24/42 868,421

Emerging Markets Debt Fund April 30, 2024
14
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INDONESIA—continued
$ 2,000,000 (c) Perusahaan Listrik Negara PT 6.150% 05/21/48 $ 1,911,952
664,000 (c) Saka Energi Indonesia PT 4.450 05/05/24 662,801
TOTAL INDONESIA 16,319,570
ISRAEL - 2.5%
3,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 2,669,460
3,141,000 (c) Energean Israel Finance Ltd 5 .375 03/30/28 2,784,811
485,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 465,697
2,000,000 (c) Israel Chemicals Ltd 6.375 05/31/38 1,800,904
2,000,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 1,617,700
1,800,000 (c) Leviathan Bond Ltd 6.750 06/30/30 1,604,250
EUR 2,000,000 Teva Pharmaceutical Finance Netherlands II BV 4.375 05/09/30 2,037,607
TOTAL ISRAEL 12,980,429
KAZAKHSTAN - 1.4%
1,800,000 (c) Development Bank of Kazakhstan JSC 5.500 04/15/27 1,782,000
1,550,000 (c) KazMunayGas National Co JSC 6.375 10/24/48 1,376,905
2,475,000 (c) QazaqGaz NC JSC 4.375 09/26/27 2,305,710
1,000,000 (c) Tengizchevroil Finance Co International Ltd 4.000 08/15/26 941,086
1,000,000 (c) Tengizchevroil Finance Co International Ltd 3.250 08/15/30 796,300
TOTAL KAZAKHSTAN 7,202,001
KOREA, REPUBLIC OF - 0.3%
1,300,000 (c) SK Hynix, Inc 6.500 01/17/33 1,338,080
TOTAL KOREA, REPUBLIC OF 1,338,080
MACAU - 0.3%
2,000,000 Sands China Ltd 3.250 08/08/31 1,633,567
TOTAL MACAU 1,633,567
MALAYSIA - 1.0%
2,000,000 (c) Genm Capital Labuan Ltd 3.882 04/19/31 1,695,325
2,000,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 1,895,124
2,000,000 (c) Petronas Capital Ltd 3.500 04/21/30 1,792,739
TOTAL MALAYSIA 5,383,188
MAURITIUS - 0.2%
1,000,000 (c) WLB Asset VI Pte Ltd 7.250 12/21/27 968,410
TOTAL MAURITIUS 968,410
MEXICO - 6.1%
3,000,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,647,439
800,000 (c) BBVA Bancomer S.A. 5.350 11/12/29 793,678
2,000,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 1,825,787
1,300,000 (c) Cemex SAB de C.V. 9.125 N/A(d) 1,395,078
2,025,000 (c) Cemex SAB de C.V. 5.125 N/A(d) 1,947,402
360,000 (c) Comision Federal de Electricidad 6.125 06/16/45 322,851
1,640,000 (c) Comision Federal de Electricidad 6.264 02/15/52 1,376,473
1,300,000 (c) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,235,029
2,013,000 (c) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 1,973,724
2,722,500 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 2,455,944
3,800,000 (c) Nemak SAB de C.V. 3.625 06/28/31 2,972,942
EUR 1,700,000 Petroleos Mexicanos 3.625 11/24/25 1,733,042
4,647,000 Petroleos Mexicanos 6.840 01/23/30 4,027,597
4,219,000 Petroleos Mexicanos 6.700 02/16/32 3,449,919
2,000,000 Petroleos Mexicanos 5.625 01/23/46 1,156,979
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,281,818
1,600,000 (c) Trust Fibra Uno 7.375 02/13/34 1,565,021
TOTAL MEXICO 32,160,723
MOROCCO - 0.6%
650,000 (c) OCP S.A. 3.750 06/23/31 539,500
350,000 (c),(h) OCP S.A. 6.750 05/01/34 344,428

15
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MOROCCO—continued
$ 3,000,000 (c) OCP S.A. 5.125% 06/23/51 $ 2,160,660
TOTAL MOROCCO 3,044,588
NETHERLANDS - 0.2%
RUB 158,400,000 (c) VEON Holdings BV 8.125 09/16/26 932,263
TOTAL NETHERLANDS 932,263
NIGERIA - 0.3%
1,775,000 (c) Access Bank plc 6.125 09/21/26 1,641,875
TOTAL NIGERIA 1,641,875
PANAMA - 1.0%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,394,766
2,000,000 (c) Banco Nacional de Panama 2.500 08/11/30 1,508,506
1,175,000 (c) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,033,095
1,465,009 (c) UEP Penonome II S.A. 6.500 10/01/38 1,210,056
TOTAL PANAMA 5,146,423
PERU - 1.0%
1,050,000 (c) Banco BBVA Peru S.A. 6.200 06/07/34 1,038,870
1,225,000 (c) Cia de Minas Buenaventura SAA 5.500 07/23/26 1,174,659
825,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 877,368
827,087 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 737,485
2,750,000 (c) Petroleos del Peru S.A. 5.625 06/19/47 1,687,491
TOTAL PERU 5,515,873
QATAR - 0.3%
2,000,000 (c) Qatar Petroleum 3.300 07/12/51 1,329,092
TOTAL QATAR 1,329,092
SAUDI ARABIA - 1.0%
2,500,000 (c) EIG Pearl Holdings Sarl 4.387 11/30/46 1,874,045
2,500,000 (c) Saudi Arabian Oil Co 4.375 04/16/49 1,975,715
2,000,000 (c) Saudi Arabian Oil Co 3.250 11/24/50 1,281,200
TOTAL SAUDI ARABIA 5,130,960
SOUTH AFRICA - 3.0%
2,000,000 (c) Eskom Holdings SOC Ltd 7.125 02/11/25 1,986,800
2,875,000 (c) Eskom Holdings SOC Ltd 6.350 08/10/28 2,713,396
4,600,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 4,521,340
2,000,000 (c) MTN Mauritius Investment Ltd 6.500 10/13/26 1,990,860
2,800,000 (c) Sasol Financing USA LLC 8.750 05/03/29 2,815,638
2,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 1,965,000
TOTAL SOUTH AFRICA 15,993,034
THAILAND - 0.4%
2,600,000 (c) Bangkok Bank PCL 3.466 09/23/36 2,120,980
TOTAL THAILAND 2,120,980
TRINIDAD AND TOBAGO - 0.1%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 766,700
TOTAL TRINIDAD AND TOBAGO 766,700
TURKEY - 1.5%
1,500,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 1,294,762
2,100,000 (c) Ford Otomotiv Sanayi AS. 0.000 04/25/29 2,098,950
1,400,000 (c),(h) Sisecam UK plc 8.625 05/02/32 1,418,480
885,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 878,125
2,000,000 (c) Yapi ve Kredi Bankasi AS. 9.250 01/17/34 2,044,640
TOTAL TURKEY 7,734,957
UKRAINE - 0.3%
2,000,000 (c) NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/28 1,297,120
43,750 Ukreximbank Via Biz Finance plc 9.750 01/22/25 40,944
300,000 (c) Ukreximbank Via Biz Finance plc 9.750 01/22/25 280,758
TOTAL UKRAINE 1,618,822

Emerging Markets Debt Fund April 30, 2024
16
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED ARAB EMIRATES - 1.5%
$ 1,500,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4.600% 11/02/47 $ 1,290,750
1,325,000 (c) DAE Funding LLC 3.375 03/20/28 1,203,948
1,683,600 (c) Galaxy Pipeline Assets Bidco Ltd 1.750 09/30/27 1,560,020
1,620,800 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,352,095
561,000 (c) Shelf Drilling Holdings Ltd 9.625 04/15/29 530,918
2,372,925 (c) Sweihan PV Power Co PJSC 3.625 01/31/49 1,867,962
TOTAL UNITED ARAB EMIRATES 7,805,693
TOTAL CORPORATE BONDS 224,056,130
(Cost $251,025,982)
GOVERNMENT BONDS - 51.6%
ANGOLA - 1.4%
2,250,000 (c) Angolan Government International Bond 8.250 05/09/28 2,118,780
1,250,000 (c) Angolan Government International Bond 8.000 11/26/29 1,135,937
2,850,000 (c) Angolan Government International Bond 8.750 04/14/32 2,574,120
1,950,000 (c) Angolan Government International Bond 9.375 05/08/48 1,654,829
TOTAL ANGOLA 7,483,666
ARGENTINA - 0.8%
1,300,000 Argentine Republic Government International Bond 4.250 01/09/38 662,447
5,134,989 Argentine Republic Government International Bond
(Step Bond)
3.625 07/09/35 2,355,830
2,895,996 (c) Provincia de Buenos Aires (Step Bond) 6.375 09/01/37 1,274,239
TOTAL ARGENTINA 4,292,516
BAHRAIN - 0.3%
1,500,000 (c) Bahrain Government International Bond 7.500 09/20/47 1,383,750
TOTAL BAHRAIN 1,383,750
BARBADOS - 0.4%
2,039,800 (c) Barbados Government International Bond 6.500 10/01/29 1,921,492
TOTAL BARBADOS 1,921,492
BENIN - 0.4%
1,025,000 (c),( i ) Benin Government International Bond 7 .960 02/13/38 967,108
EUR 1,125,000 (c) Benin Government International Bond 6.875 01/19/52 972,679
TOTAL BENIN 1,939,787
BERMUDA - 0.2%
1,125,000 (c) Bermuda Government International Bond 2.375 08/20/30 924,187
TOTAL BERMUDA 924,187
BRAZIL - 2.5%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 1,128,719
BRL 8,800,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 1,614,175
BRL 12,475,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 2,227,059
2,000,000 Brazilian Government International Bond 3.875 06/12/30 1,756,186
3,410,000 Brazilian Government International Bond 6.000 10/20/33 3,257,122
1,100,000 Brazilian Government International Bond 5.000 01/27/45 827,514
1,400,000 Brazilian Government International Bond 4.750 01/14/50 985,304
1,475,000 Brazilian Government International Bond 7.125 05/13/54 1,408,914
TOTAL BRAZIL 13,204,993
CAMEROON - 0.2%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5.950 07/07/32 833,185
TOTAL CAMEROON 833,185
CHILE - 0.1%
535,000 Chile Government International Bond 2.750 01/31/27 495,534
TOTAL CHILE 495,534
COLOMBIA - 2.0%
2,000,000 Colombia Government International Bond 3.000 01/30/30 1,604,203
2,925,000 Colombia Government International Bond 3.250 04/22/32 2,197,404
500,000 Colombia Government International Bond 7.500 02/02/34 491,498

17
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 1,525,000 Colombia Government International Bond 8.000% 11/14/35 $ 1,537,121
1,300,000 Colombia Government International Bond 5.625 02/26/44 974,984
950,000 Colombia Government International Bond 5.200 05/15/49 653,584
COP 10,700,000,000 Colombian TES 6.000 04/28/28 2,376,505
COP 2,180,000,000 Colombian TES 7.000 06/30/32 451,888
TOTAL COLOMBIA 10,287,187
COSTA RICA - 0.7%
1,050,000 (c) Costa Rica Government International Bond 6.550 04/03/34 1,062,703
2,500,000 (c) Costa Rica Government International Bond 5.625 04/30/43 2,200,004
575,000 (c) Costa Rica Government International Bond 7.000 04/04/44 583,176
TOTAL COSTA RICA 3,845,883
COTE D'IVOIRE - 0.7%
1,050,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 1,003,170
2,631,030 (c) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 2,439,097
TOTAL COTE D'IVOIRE 3,442,267
CZECH REPUBLIC - 0.1%
CZK 13,500,000 Czech Republic Government Bond 1.750 06/23/32 473,175
TOTAL CZECH REPUBLIC 473,175
DOMINICAN REPUBLIC - 2.1%
1,575,000 (c) Dominican Republic Government International Bond 6.875 01/29/26 1,578,322
DOP 27,000,000 (c) Dominican Republic Government International Bond 11.250 02/05/27 476,154
1,195,000 (c) Dominican Republic Government International Bond 5.500 02/22/29 1,135,440
DOP 74,000,000 (c) Dominican Republic Government International Bond 10 .375 01/11/30 1,294,646
4,000,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 3,499,998
2,535,000 (c) Dominican Republic Government International Bond 7.450 04/30/44 2,578,869
650,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 529,302
TOTAL DOMINICAN REPUBLIC 11,092,731
ECUADOR - 0.9%
744,229 (c) Ecuador Government International Bond 0.000 07/31/30 404,554
2,234,600 (c) Ecuador Government International Bond 5.000 07/31/30 1,568,963
4,637,020 (c) Ecuador Government International Bond 1.000 07/31/35 2,539,722
TOTAL ECUADOR 4,513,239
EGYPT - 1.9%
850,000 (c) Egypt Government International Bond 5.800 09/30/27 754,375
3,275,000 (c) Egypt Government International Bond 7.600 03/01/29 2,939,312
3,200,000 (c) Egypt Government International Bond 7.053 01/15/32 2,592,166
4,075,000 (c) Egypt Government International Bond 8.500 01/31/47 3,104,091
1,000,000 (c) Egypt Government International Bond 8.150 11/20/59 723,840
TOTAL EGYPT 10,113,784
EL SALVADOR - 0.9%
1,500,000 (c) El Salvador Government International Bond 9.250 04/17/30 1,340,080
1,600,000 (c) El Salvador Government International Bond 7.650 06/15/35 1,151,556
3,100,000 (c) El Salvador Government International Bond 7.625 02/01/41 2,127,958
1,500,000 (c) Republic of El Salvador 0.250 04/17/30 41,561
TOTAL EL SALVADOR 4,661,155
GHANA - 0.7%
3,325,000 (c) Ghana Government International Bond 0.000 04/07/25 1,338,313
3,325,000 (c) Ghana Government International Bond 7.750 04/07/29 1,608,469
2,025,000 (c) Ghana Government International Bond 8.750 03/11/61 977,062
TOTAL GHANA 3,923,844
GUATEMALA - 0.6%
525,000 (c) Guatemala Government Bond 4 .900 06/01/30 487,725
2,000,000 (c) Guatemala Government Bond 3.700 10/07/33 1,582,628
1,075,000 (c) Guatemala Government Bond 6.125 06/01/50 941,596
TOTAL GUATEMALA 3,011,949

Emerging Markets Debt Fund April 30, 2024
18
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HONDURAS - 0.2%
$ 1,200,000 (c) Honduras Government International Bond 5.625% 06/24/30 $ 1,026,867
TOTAL HONDURAS 1,026,867
HUNGARY - 1.9%
HUF 190,000,000 Hungary Government Bond 4.750 11/24/32 438,752
1,900,000 (c) Hungary Government International Bond 6.125 05/22/28 1,918,696
HUF 700,000,000 Hungary Government International Bond 2.000 05/23/29 1,497,744
1,850,000 (c) Hungary Government International Bond 5.250 06/16/29 1,790,578
2,825,000 (c) Hungary Government International Bond 2.125 09/22/31 2,171,719
750,000 (c) Hungary Government International Bond 3.125 09/21/51 444,225
1,775,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 1,771,258
TOTAL HUNGARY 10,032,972
INDIA - 0.5%
1,700,000 (c) Export-Import Bank of India 2.250 01/13/31 1,370,250
INR 106,400,000 India Government Bond 7.180 08/14/33 1,267,797
TOTAL INDIA 2,638,047
INDONESIA - 0.8%
IDR 21,100,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,282,923
IDR 34,000,000,000 Indonesia Treasury Bond 7.125 06/15/38 2,069,569
1,075,000 (c) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,017,151
TOTAL INDONESIA 4,369,643
IRAQ - 0.4%
2,037,500 (c) Iraq Government International Bond 5.800 01/15/28 1,899,826
TOTAL IRAQ 1,899,826
ISRAEL - 0.4%
2,000,000 Israel Government International Bond 5.375 03/12/29 1,957,500
TOTAL ISRAEL 1,957,500
JAMAICA - 0.8%
1,650,000 Jamaica Government International Bond 8.000 03/15/39 1,903,275
1,810,000 Jamaica Government International Bond 7.875 07/28/45 2,070,181
TOTAL JAMAICA 3,973,456
JORDAN - 0.8%
1,000,000 (c) Jordan Government International Bond 4.950 07/07/25 958,360
450,000 (c) Jordan Government International Bond 7.500 01/13/29 442,552
1,500,000 (c) Jordan Government International Bond 5.850 07/07/30 1,345,170
2,000,000 (c),(e) Jordan Government International Bond 7.375 10/10/47 1,701,500
TOTAL JORDAN 4,447,582
KAZAKHSTAN - 0.5%
KZT 210,000,000 Kazakhstan Government Bond-MEUKAM 7.130 08/06/24 467,694
1,750,000 (c) Kazakhstan Government International Bond 6.500 07/21/45 1,913,275
TOTAL KAZAKHSTAN 2,380,969
KENYA - 0.7%
1,700,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 1,700,000
1,125,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 888,878
1,325,000 (c) Republic of Kenya Government International Bond 8.250 02/28/48 1,113,000
TOTAL KENYA 3,701,878
KOREA, REPUBLIC OF - 0.3%
2,102,000 Export-Import Bank of Korea 2.500 06/29/41 1,418,841
TOTAL KOREA, REPUBLIC OF 1,418,841
LEBANON - 0.1%
3,200,000 (g) Lebanon Government International Bond 6.250 11/04/24 205,760
3,800,000 (g) Lebanon Government International Bond 6.850 03/23/27 242,250
TOTAL LEBANON 448,010
MALAYSIA - 0.5%
MYR 5,600,000 Malaysia Government Bond 3.844 04/15/33 1,158,230

19
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MALAYSIA—continued
MYR 6,500,000 Malaysia Government Bond 4.762% 04/07/37 $ 1,454,519
TOTAL MALAYSIA 2,612,749
MEXICO - 1.9%
MXN 37,050,000 Mexican Bonos 7.500 06/03/27 2,001,369
MXN 26,700,000 Mexican Bonos 7.750 05/29/31 1,380,546
MXN 29,900,000 Mexican Bonos 8.500 11/18/38 1,546,214
$ 525,000 Mexico Government International Bond 4.875 05/19/33 478,490
1,775,000 Mexico Government International Bond 6.000 05/07/36 1,708,943
2,250,000 Mexico Government International Bond 4.280 08/14/41 1,723,448
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,329,571
TOTAL MEXICO 10,168,581
MONGOLIA - 0.3%
1,900,000 (c) Mongolia Government International Bond 5.125 04/07/26 1,829,657
TOTAL MONGOLIA 1,829,657
MOROCCO - 0.7%
1,775,000 (c) Morocco Government International Bond 3.000 12/15/32 1,382,281
1,170,000 (c) Morocco Government International Bond 6.500 09/08/33 1,170,421
1,450,000 (c) Morocco Government International Bond 5.500 12/11/42 1,232,210
TOTAL MOROCCO 3,784,912
NAMIBIA - 0.3%
1,700,000 (c) Namibia Government International Bond 5.250 10/29/25 1,674,500
TOTAL NAMIBIA 1,674,500
NIGERIA - 1.6%
2,075,000 (c) Nigeria Government International Bond 8.375 03/24/29 1,961,726
2,850,000 (c) Nigeria Government International Bond 7.143 02/23/30 2,498,310
1,550,000 (c) Nigeria Government International Bond 7.875 02/16/32 1,354,818
950,000 (c) Nigeria Government International Bond 7.375 09/28/33 787,835
2,000,000 (c) Nigeria Government International Bond 7.696 02/23/38 1,572,920
TOTAL NIGERIA 8,175,609
OMAN - 1.5%
1,900,000 (c) Oman Government International Bond 4.750 06/15/26 1,850,904
800,000 (c) Oman Government International Bond 6.750 10/28/27 816,672
1,500,000 (c) Oman Government International Bond 6.250 01/25/31 1,512,927
2,700,000 (c) Oman Government International Bond 6.500 03/08/47 2,619,000
1,025,000 (c) Oman Government International Bond 6.750 01/17/48 1,013,171
TOTAL OMAN 7,812,674
PAKISTAN - 0.9%
610,000 (c) Pakistan Global Sukuk Programme Co Ltd 7.950 01/31/29 527,446
1,700,000 (c) Pakistan Government International Bond 7.375 04/08/31 1,345,482
1,815,000 (c),(e) Pakistan Government International Bond 8.875 04/08/51 1,384,504
2,000,000 Pakistan Water & Power Development Authority 7.500 06/04/31 1,461,188
TOTAL PAKISTAN 4,718,620
PANAMA - 1.0%
1,500,000 Panama Government International Bond 6.400 02/14/35 1,374,907
1,100,000 Panama Government International Bond 6.700 01/26/36 1,031,199
1,750,000 ( i ) Panama Government International Bond 8.000 03/01/38 1,782,002
1,950,000 Panama Government International Bond 4.500 04/01/56 1,208,415
TOTAL PANAMA 5,396,523
PARAGUAY - 0.6%
1,375,000 (c) Paraguay Government International Bond 2.739 01/29/33 1,079,375
500,000 (c) Paraguay Government International Bond 6.000 02/09/36 486,275
525,000 (c) Paraguay Government International Bond 6.100 08/11/44 485,100
1,050,000 (c) Paraguay Government International Bond 5.600 03/13/48 903,000
TOTAL PARAGUAY 2,953,750
PERU - 1.2%
PEN 1,850,000 (c) Peruvian Government International Bond 6.950 08/12/31 495,252

Emerging Markets Debt Fund April 30, 2024
20
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PERU—continued
$ 975,000 Peruvian Government International Bond 1.862% 12/01/32 $ 713,212
2,895,000 Peruvian Government International Bond 3.000 01/15/34 2,265,338
PEN 5,950,000 (c) Peruvian Government International Bond 5.400 08/12/34 1,364,861
1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,271,970
TOTAL PERU 6,110,633
PHILIPPINES - 0.5%
3,050,000 Philippine Government International Bond 4.200 03/29/47 2,420,266
TOTAL PHILIPPINES 2,420,266
POLAND - 1.8%
2,830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 2,736,146
PLN 4,415,000 Republic of Poland Government International Bond 0.250 10/25/26 962,562
PLN 1,850,000 Republic of Poland Government International Bond 5.750 04/25/29 458,800
PLN 8,100,000 Republic of Poland Government International Bond 2.750 10/25/29 1,736,995
600,000 Republic of Poland Government International Bond 5.750 11/16/32 609,852
500,000 Republic of Poland Government International Bond 4.875 10/04/33 476,254
PLN 5,500,000 Republic of Poland Government International Bond 6.000 10/25/33 1,382,046
1,398,000 Republic of Poland Government International Bond 5.500 04/04/53 1,324,605
TOTAL POLAND 9,687,260
QATAR - 0.2%
450,000 (c) Qatar Government International Bond 3.750 04/16/30 419,948
925,000 (c) Qatar Government International Bond 5.103 04/23/48 853,969
TOTAL QATAR 1,273,917
REPUBLIC OF SERBIA - 0.7%
750,000 (c) Serbia Government International Bond 6.500 09/26/33 748,125
750,000 (c) Serbia International Bond 6.250 05/26/28 749,529
2,650,000 (c) Serbia International Bond 2.125 12/01/30 2,062,241
TOTAL REPUBLIC OF SERBIA 3,559,895
ROMANIA - 1.7%
RON 4,325,000 Romania Government Bond 7.200 10/28/26 945,286
1,870,000 (c) Romanian Government International Bond 3.000 02/27/27 1,723,205
RON 7,850,000 Romanian Government International Bond 4.150 01/26/28 1,559,327
1,860,000 (c),( i ) Romanian Government International Bond 5.875 01/30/29 1,820,010
350,000 (c) Romanian Government International Bond 3.000 02/14/31 285,705
RON 3,600,000 Romanian Government International Bond 3.650 09/24/31 631,351
1,160,000 (c) Romanian Government International Bond 7.125 01/17/33 1,196,911
1,400,000 (c) Romanian Government International Bond 4.000 02/14/51 934,374
TOTAL ROMANIA 9,096,169
RWANDA - 0.5%
3,075,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,471,531
TOTAL RWANDA 2,471,531
SAUDI ARABIA - 1.1%
750,000 (c) Saudi Government International Bond 3.250 10/26/26 714,102
500,000 (c) Saudi Government International Bond 4.750 01/18/28 490,565
760,000 (c) Saudi Government International Bond 4.750 01/16/30 732,640
1,250,000 (c) Saudi Government International Bond 5.000 01/16/34 1,203,125
1,000,000 (c) Saudi Government International Bond 3.250 11/17/51 626,400
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,350,000
1,500,000 (c) Saudi Government International Bond 3.450 02/02/61 925,470
TOTAL SAUDI ARABIA 6,042,302
SENEGAL - 0.6%
1,000,000 (c) Senegal Government International Bond 6.250 05/23/33 842,540
3,300,000 (c) Senegal Government International Bond 6.750 03/13/48 2,422,200
TOTAL SENEGAL 3,264,740
SOUTH AFRICA - 2.1%
1,875,000 Republic of South Africa Government International
Bond
4.300 10/12/28 1,668,750

21
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOUTH AFRICA—continued
ZAR 54,025,000 Republic of South Africa Government International
Bond
7.000% 02/28/31 $ 2,302,368
$ 1,400,000 Republic of South Africa Government International
Bond
5.875 04/20/32 1,244,250
ZAR 31,250,000 Republic of South Africa Government International
Bond
8.875 02/28/35 1,334,263
ZAR 12,600,000 Republic of South Africa Government International
Bond
8.750 01/31/44 472,335
1,250,000 Republic of South Africa Government International
Bond
5.375 07/24/44 881,250
2,075,000 Republic of South Africa Government International
Bond
5.650 09/27/47 1,466,818
775,000 Republic of South Africa Government International
Bond
5.750 09/30/49 546,995
1,000,000 Republic of South Africa Government International
Bond
7.300 04/20/52 843,740
TOTAL SOUTH AFRICA 10,760,769
SRI LANKA - 0.4%
800,000 (c) Sri Lanka Government International Bond 5.750 04/18/24 452,830
1,400,000 (c) Sri Lanka Government International Bond 6.750 04/18/28 791,495
1,650,000 (c) Sri Lanka Government International Bond 7.550 03/28/30 922,473
TOTAL SRI LANKA 2,166,798
SUPRANATIONAL - 0.5%
INR 83,000,000 Asian Development Bank 6.200 10/06/26 973,850
INR 57,100,000 Asian Infrastructure Investment Bank 6.000 12/08/31 626,704
1,200,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 1,018,584
INR 20,000,000 Inter-American Development Bank 7.350 10/06/30 240,437
TOTAL SUPRANATIONAL 2,859,575
THAILAND - 0.2%
THB 47,000,000 Thailand Government International Bond 2.875 12/17/28 1,285,634
TOTAL THAILAND 1,285,634
TURKEY - 2.9%
2,325,000 Turkey Government International Bond 5 .125 02/17/28 2,194,219
825,000 Turkey Government International Bond 5.250 03/13/30 740,437
1,500,000 Turkey Government International Bond 6.500 09/20/33 1,386,000
1,300,000 Turkey Government International Bond 6.000 01/14/41 1,045,070
4,350,000 Turkey Government International Bond 4.875 04/16/43 2,968,875
TRY 56,000,000 Turkiye Government Bond 12.600 10/01/25 1,230,275
EUR 1,750,000 Turkiye Government International Bond 5.875 05/21/30 1,867,884
1,575,000 (e) Turkiye Government International Bond 7.625 05/15/34 1,554,919
500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 5.750 07/06/26 486,252
2,000,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7.500 02/06/28 1,992,800
TOTAL TURKEY 15,466,731
UGANDA - 0.2%
UGX 4,810,000,000 Republic of Uganda Government Bonds 14.250 08/23/29 1,222,573
TOTAL UGANDA 1,222,573
UKRAINE - 0.8%
2,225,000 (c) NPC Ukrenergo 6.875 11/09/28 812,125
UAH 37,000,000 Ukraine Government International Bond 15.840 02/26/25 737,576
1,925,000 (c) Ukraine Government International Bond 7.750 09/01/27 542,850
3,000,000 (c) Ukraine Government International Bond 7.253 03/15/35 736,200
2,320,000 (a),(c) Ukraine Government International Bond 7.750 08/01/41 1,212,200
TOTAL UKRAINE 4,040,951
UNITED ARAB EMIRATES - 0.4%
400,000 (c) Abu Dhabi Government International Bond 3.125 09/30/49 262,520
2,600,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 1,816,152
TOTAL UNITED ARAB EMIRATES 2,078,672

Emerging Markets Debt Fund April 30, 2024
22
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
URUGUAY - 0.4%
UYU 39,650,000 Uruguay Government International Bond 8.250% 05/21/31 $ 981,292
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 514,011
$ 600,000 Uruguay Government International Bond 5.750 10/28/34 613,850
TOTAL URUGUAY 2,109,153
UZBEKISTAN - 0.7%
UZS 8,808,925,000 (c) Republic of Uzbekistan International Bond 14.000 07/19/24 686,942
745,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 762,135
1,700,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 1,555,228
550,000 (c) Republic of Uzbekistan International Bond 3.700 11/25/30 444,373
TOTAL UZBEKISTAN 3,448,678
VIETNAM - 0.5%
2,575,000 (c) Vietnam Government International Bond 4.800 11/19/24 2,550,476
TOTAL VIETNAM 2,550,476
ZAMBIA - 0.6%
3,900,000 (c) Zambia Government International Bond 8.500 04/14/26 2,859,987
750,000 (c) Zambia Government International Bond 8.970 07/30/27 548,438
TOTAL ZAMBIA 3,408,425
TOTAL GOVERNMENT BONDS 270,592,638
(Cost $314,574,959)
STRUCTURED ASSETS - 0.5%
CAYMAN ISLANDS - 0.5%
3,000,000 (b),(c) Industrial DPR Funding Ltd 5.380 04/15/34 2,520,270
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,520,270
TOTAL STRUCTURED ASSETS 2,520,270
(Cost $3,000,000)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 2.5%
MEXICO - 0.8%
265,589 (j) Grupo Aeromexico SAB de C.V. 4,185,983
TOTAL MEXICO 4,185,983
SOUTH AFRICA - 0.1%
729,619 (j) Petra Diamonds Ltd 443,996
TOTAL SOUTH AFRICA 443,996
UNITED STATES - 1.6%
95,500 (e) iShares JP Morgan USD Emerging Markets Bond ETF 8,322,825
TOTAL UNITED STATES 8,322,825
TOTAL COMMON STOCKS 12,952,804
(Cost $14,188,213)
TOTAL LONG-TERM INVESTMENTS 511,993,815
(Cost $584,674,388)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENT - 1.7%
9,075,000 (k) Fixed Income Clearing Corp (FICC) 5.310 05/01/24 9,075,000
TOTAL REPURCHASE AGREEMENT 9,075,000
TREASURY DEBT - 0.1%
UYU 11,650,000 Uruguay Monetary Regulation Bill 0.000 07/05/24 299,369
TOTAL TREASURY DEBT 299,369
TOTAL SHORT-TERM INVESTMENTS 9,374,369
(Cost $9,376,874)

23
See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
8,557,209 (l) State Street Navigator Securities Lending Government
Money Market Portfolio
5.340% (m) $ 8,557,209
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,557,209
(Cost $8,557,209)
TOTAL INVESTMENTS - 101.1% 529,925,393
(Cost $602,608,471)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (5,713,103)
NET ASSETS - 100.0% $ 524,212,290
BRL Brazilian Real
CME Chicago Mercantile Exchange
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RUB Russian Ruble
SOFR Secure Overnight Financing Rate
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $360,490,683 or 68.0% of Total Investments.
(d)
Perpetual security
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,517,062.
(f)
Payment in Kind Bond
(g)
In default
(h)
When-issued or delayed delivery security.
( i )
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)
Non-income producing
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 4/30/24 to be repurchased at $9,076,339 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $9,256,604.
(l)
Investments made with cash collateral received from securities on loan.
(m)
The rate shown is the one-day yield as of the end of the reporting period.

Emerging Markets Debt Fund April 30, 2024
24
See Notes to Financial Statements
Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 7,662,185 EUR 7,118,373 Morgan Stanley 07/16/24   $ 39,737
EUR Euro

Consolidated Portfolio of Investments
International Bond Fund April 30, 2024
25
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 92.9%
BANK LOAN OBLIGATIONS - 0.3%
IRELAND - 0 .2%
$ 259,782 (a) Avolon TLB Borrower  US LLC CME Term SOFR 12 + 2.000% 7 .315% 06/22/28 $ 260,634
336,000 (a) Avolon TLB Borrower US LLC CME Term SOFR 12 + 1.500% 6 .915 02/12/27 336,496
TOTAL IRELAND 597,130
UNITED STATES - 0 .1%
214,492 (a) Jazz Financing Lux Sarl CME Term SOFR 12 + 3.000% 8 .430 05/05/28 216,001
243,158 (a) Phoenix Newco, Inc CME Term SOFR 12 + 3.250% 8 .680 11/15/28 244,207
TOTAL UNITED STATES 460,208
TOTAL BANK LOAN OBLIGATIONS 1,057,338
(Cost $1,056,817)
CORPORATE BONDS - 20 .8%
AUSTRALIA - 0 .2%
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 214,673
EUR 500,000 (b) Glencore Capital Finance DAC 4 .154 04/29/31 529,838
TOTAL AUSTRALIA 744,511
AUSTRIA - 0 .1%
EUR 600,000 Erste Group Bank AG. 4 .250 N/A(c) 568,202
TOTAL AUSTRIA 568,202
BELGIUM - 0 .1%
EUR 800,000 (d) Proximus SADP 0 .750 11/17/36 594,094
TOTAL BELGIUM 594,094
BRAZIL - 0 .1%
300,000 Suzano Austria GmbH 3 .125 01/15/32 241,193
TOTAL BRAZIL 241,193
CANADA - 0 .6%
EUR 400,000 (a),(b) Canadian Imperial Bank of Commerce EURIBOR 3 M + 0.700% 4 .564 01/29/27 429,470
EUR 250,000 (e) Fairfax Financial Holdings Ltd 2 .750 03/29/28 254,682
1,275,000 (e) MEG Energy Corp 5 .875 02/01/29 1,233,558
500,000 (e) Nova Chemicals Corp 4 .875 06/01/24 497,965
315,000 (e) Parkland Corp 4 .625 05/01/30 284,679
TOTAL CANADA 2,700,354
CHILE - 0 .3%
397,176 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 289,544
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 278,201
200,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 168,325
200,000 (e) Corp Nacional del Cobre de Chile 3 .625 08/01/27 186,476
200,000 (e) Corp Nacional del Cobre de Chile 6 .440 01/26/36 199,920
325,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 251,034
TOTAL CHILE 1,373,500
CHINA - 0 .1%
300,000 (e) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 283,003
TOTAL CHINA 283,003
COLOMBIA - 0 .1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 71,548
225,000 Ecopetrol S.A. 4 .625 11/02/31 181,687
300,000 Ecopetrol S.A. 8 .875 01/13/33 307,050
TOTAL COLOMBIA 560,285
DENMARK - 0 .3%
GBP 500,000 Danske Bank A.S. 2 .250 01/14/28 569,687

International Bond Fund April 30, 2024
26
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DENMARK—continued
EUR 500,000 (d) Sartorius Finance BV 4 .375% 09/14/29 $ 543,224
TOTAL DENMARK 1,112,911
FRANCE - 1 .8%
EUR 500,000 AXA S.A. 1 .375 10/07/41 436,254
EUR 400,000 (d) AXA S.A. 6 .375 N/A(c) 437,443
GBP 300,000 (d) Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 371,291
$ 500,000 (e),(f) BNP Paribas S.A. 8 .500 N/A(c) 516,933
EUR 800,000 BPCE S.A. 0 .500 09/15/27 787,027
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 435,225
EUR 500,000 Danone S.A. 3 .470 05/22/31 530,167
EUR 300,000 (d) Engie S.A. 3 .625 12/06/26 319,175
EUR 400,000 (d) Engie S.A. 4 .500 09/06/42 438,638
EUR 500,000 (e) Iliad Holding SAS 5 .125 10/15/26 533,782
EUR 300,000 (d) La Poste S.A. 0 .625 01/18/36 229,669
EUR 200,000 (d) RTE Reseau de Transport d'Electricite SADIR 3 .750 07/04/35 213,517
EUR 600,000 (d) Societe Generale S.A. 4 .000 11/16/27 645,113
EUR 500,000 (d) Societe Generale S.A. 0 .500 06/12/29 461,012
EUR 400,000 (d) Societe Generale S.A. 4 .875 11/21/31 440,780
EUR 600,000 (d) Thales S.A. 3 .625 06/14/29 637,290
TOTAL FRANCE 7,433,316
GERMANY - 1 .9%
EUR 500,000 (b) Deutsche Bank AG. 1 .625 01/20/27 500,730
EUR 400,000 (d) Deutsche Boerse AG. 3 .875 09/28/33 437,209
EUR 400,000 (d) E.ON SE 3 .375 01/15/31 420,634
EUR 500,000 (b) EnBW International Finance BV 4 .300 05/23/34 548,442
EUR 750,000 (e),(g) IHO Verwaltungs GmbH 3 .750 09/15/26 785,049
EUR 3,050,000 (b) Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 2,678,736
EUR 400,000 (b) RWE AG. 2 .750 05/24/30 403,666
EUR 400,000 (b) Siemens Financieringsmaatschappij NV 3 .625 02/22/44 418,697
EUR 500,000 (d) Volkswagen International Finance NV 4 .125 11/15/25 535,005
GBP 500,000 Volkswagen International Finance NV 3 .375 11/16/26 592,280
EUR 400,000 Vonovia SE 0 .625 12/14/29 349,345
150,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 151,003
TOTAL GERMANY 7,820,796
GUATEMALA - 0 .0%
200,000 (e) Millicom International Cellular S.A. 4 .500 04/27/31 166,901
TOTAL GUATEMALA 166,901
INDIA - 0 .2%
300,000 (e) Adani Electricity Mumbai Ltd 3 .867 07/22/31 236,515
200,000 (e) Bharti Airtel Ltd 3 .250 06/03/31 171,116
200,000 (e) CA Magnum Holdings 5 .375 10/31/26 188,280
250,000 (d) Power Finance Corp Ltd 3 .350 05/16/31 211,178
225,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 184,792
TOTAL INDIA 991,881
INDONESIA - 0 .1%
200,000 (e) Pertamina Persero PT 3 .650 07/30/29 181,268
225,000 (e) Perusahaan Listrik Negara PT 4 .875 07/17/49 178,716
TOTAL INDONESIA 359,984
IRELAND - 0 .2%
EUR 600,000 (d) Bank of Ireland Group plc 0 .375 05/10/27 596,234
EUR 320,000 (d) Bank of Ireland Group plc 5 .000 07/04/31 358,917
TOTAL IRELAND 955,151
ISRAEL - 0 .2%
270,000 (e) Bank Hapoalim BM 3 .255 01/21/32 240,251
300,000 (e) Bank Leumi Le-Israel BM 3 .275 01/29/31 276,375
400,000 (e) Israel Electric Corp Ltd 4 .250 08/14/28 361,808
TOTAL ISRAEL 878,434

27
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ITALY - 0 .4%
EUR 500,000 (b) Enel Finance International NV 3 .875% 01/23/35 $ 522,500
EUR 500,000 (b) Intesa Sanpaolo S.p.A 5 .125 08/29/31 569,865
$ 200,000 (e) Intesa Sanpaolo S.p.A 4 .198 06/01/32 163,929
500,000 UniCredit SpA 8 .000 N/A(c) 500,200
TOTAL ITALY 1,756,494
JAPAN - 0 .3%
EUR 550,000 (d) Mitsubishi UFJ Financial Group, Inc 2 .264 06/14/25 585,554
EUR 500,000 (d) ORIX Corp 1 .919 04/20/26 512,248
TOTAL JAPAN 1,097,802
KAZAKHSTAN - 0 .1%
200,000 (e) QazaqGaz NC JSC 4 .375 09/26/27 186,320
200,000 (e) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 189,622
TOTAL KAZAKHSTAN 375,942
KOREA, REPUBLIC OF - 0 .1%
250,000 (e) Kia Corp 2 .750 02/14/27 231,340
TOTAL KOREA, REPUBLIC OF 231,340
KUWAIT - 0 .1%
375,000 (e) NBK SPC Ltd 1 .625 09/15/27 339,836
TOTAL KUWAIT 339,836
LUXEMBOURG - 0 .5%
EUR 1,000,000 (e) Albion Financing 1 SARL 5 .250 10/15/26 1,065,075
EUR 250,000 (d) Czech Gas Networks Investments Sarl 0 .450 09/08/29 221,477
EUR 400,000 (d) ProLogis International Funding II S.A. 3 .625 03/07/30 417,087
EUR 500,000 (d) ProLogis International Funding II S.A. 2 .375 11/14/30 479,578
TOTAL LUXEMBOURG 2,183,217
MEXICO - 0 .3%
200,000 (e) Bimbo Bakeries USA, Inc 6 .050 01/15/29 202,997
200,000 (e) Nemak SAB de C.V. 3 .625 06/28/31 156,471
375,000 (e) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 345,160
500,000 Petroleos Mexicanos 6 .840 01/23/30 433,354
200,000 (e) Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 193,782
TOTAL MEXICO 1,331,764
NETHERLANDS - 0 .8%
EUR 700,000 (b) Cooperatieve Rabobank UA 4 .233 04/25/29 757,769
EUR 400,000 (b) Heineken NV 3 .625 11/15/26 426,260
EUR 500,000 ING Groep NV 1 .250 02/16/27 509,079
EUR 600,000 (b) Koninklijke KPN NV 3 .875 02/16/36 627,420
EUR 1,300,000 (e) VZ Secured Financing BV 3 .500 01/15/32 1,207,004
TOTAL NETHERLANDS 3,527,532
NIGERIA - 0 .2%
EUR 1,000,000 (e) BOI Finance BV 7 .500 02/16/27 1,009,038
TOTAL NIGERIA 1,009,038
NORWAY - 0 .2%
EUR 500,000 (b) Statkraft AS. 3 .125 12/13/26 528,204
EUR 100,000 (b) Statnett SF 3 .500 06/08/33 106,148
TOTAL NORWAY 634,352
POLAND - 0 .2%
EUR 150,000 (d) GTC Aurora Luxembourg S.A. 2 .250 06/23/26 137,308
EUR 300,000 (d) mBank S.A. 0 .966 09/21/27 287,629
EUR 250,000 (d) ORLEN S.A. 1 .125 05/27/28 238,786
TOTAL POLAND 663,723
PORTUGAL - 0 .1%
EUR 500,000 (d) EDP Servicios Financieros Espana SAU 4 .125 04/04/29 540,542
TOTAL PORTUGAL 540,542

International Bond Fund April 30, 2024
28
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
QATAR - 0 .6%
$ 300,000 (d) CBQ Finance Ltd 5 .375% 03/28/29 $ 295,344
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,181,868
TOTAL QATAR 2,477,212
ROMANIA - 0 .1%
EUR 250,000 (d) NE Property BV 2 .000 01/20/30 226,353
TOTAL ROMANIA 226,353
SINGAPORE - 0 .2%
EUR 200,000 (d) Temasek Financial I Ltd 0 .500 11/20/31 170,999
500,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 456,613
TOTAL SINGAPORE 627,612
SOUTH AFRICA - 0 .3%
1,250,000 (d) Eskom Holdings SOC Ltd 4 .314 07/23/27 1,132,687
300,000 Sasol Financing USA LLC 5 .500 03/18/31 249,341
TOTAL SOUTH AFRICA 1,382,028
SPAIN - 0 .2%
EUR 500,000 (b) Cepsa Finance S.A. 4 .125 04/11/31 521,997
EUR 400,000 (b) Telefonica Emisiones S.A. 4 .183 11/21/33 432,334
TOTAL SPAIN 954,331
SWITZERLAND - 0 .3%
EUR 750,000 (d) Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 732,721
EUR 600,000 (d) UBS Group AG 0 .250 11/05/28 563,785
TOTAL SWITZERLAND 1,296,506
THAILAND - 0 .1%
430,000 (e) Bangkok Bank PCL 3 .466 09/23/36 350,777
300,000 (e) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 248,080
TOTAL THAILAND 598,857
UNITED ARAB EMIRATES - 0 .1%
284,751 (e) Sweihan PV Power Co PJSC 3 .625 01/31/49 224,155
TOTAL UNITED ARAB EMIRATES 224,155
UNITED KINGDOM - 1 .3%
EUR 400,000 (d) Barclays plc 0 .877 01/28/28 392,452
GBP 200,000 (d) Barclays plc 8 .407 11/14/32 262,083
EUR 500,000 (b) Cadent Finance plc 3 .750 04/16/33 520,540
UGX 3,000,000,000 (e),(h) ICBC Standard Bank plc 14 .250 06/26/34 688,920
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3 .530 09/20/28 422,698
EUR 750,000 Natwest Group plc 1 .750 03/02/26 785,753
GBP 300,000 (b) NatWest Markets plc 6 .625 06/22/26 382,971
EUR 700,000 (d) Standard Chartered plc 1 .200 09/23/31 681,875
GBP 600,000 (e) Vmed O2 UK Financing I plc 4 .500 07/15/31 619,838
EUR 700,000 (d) WPP Finance 2013 3 .625 09/12/29 733,198
TOTAL UNITED KINGDOM 5,490,328
UNITED STATES - 8 .0%
EUR 1,200,000 AbbVie, Inc 1 .250 06/01/24 1,277,524
EUR 450,000 AbbVie, Inc 2 .125 06/01/29 451,103
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 602,349
EUR 575,000 American Honda Finance Corp 1 .950 10/18/24 607,725
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 468,370
EUR 450,000 American Tower Corp 0 .450 01/15/27 437,872
EUR 300,000 Aptiv plc 1 .500 03/10/25 313,181
GBP 500,000 AT&T, Inc 2 .900 12/04/26 587,920
EUR 500,000 AT&T, Inc 2 .350 09/05/29 500,005
EUR 500,000 (e) Avantor Funding, Inc 3 .875 07/15/28 517,292
EUR 500,000 (d) Bank of America Corp 1 .662 04/25/28 502,363
EUR 500,000 (d) Bank of America Corp 2 .824 04/27/33 493,971
EUR 600,000 Becton Dickinson & Co 3 .519 02/08/31 630,350
EUR 600,000 (d) Blackstone Private Credit Fund 1 .750 11/30/26 586,429
EUR 1,050,000 BP Capital Markets plc 1 .231 05/08/31 947,650

29
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 700,000 Capital One Financial Corp 0 .800% 06/12/24 $ 743,986
EUR 400,000 (d) Carrier Global Corp 4 .500 11/29/32 440,617
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 739,640
EUR 500,000 Citigroup, Inc 1 .250 07/06/26 517,124
EUR 700,000 Comcast Corp 0 .250 05/20/27 676,526
EUR 750,000 (e) Coty, Inc 3 .875 04/15/26 793,218
EUR 500,000 (e) Dana Financing Luxembourg Sarl 3 .000 07/15/29 477,572
GBP 200,000 Discovery Communications LLC 2 .500 09/20/24 246,949
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 778,641
EUR 400,000 Duke Energy Corp 3 .750 04/01/31 418,305
EUR 500,000 (e) Emerald Debt Merger Sub LLC 6 .375 12/15/30 557,582
EUR 500,000 FedEx Corp 1 .625 01/11/27 504,695
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 397,835
EUR 400,000 Ford Motor Credit Co LLC 5 .125 02/20/29 442,700
EUR 750,000 (d) General Motors Financial Co, Inc 0 .600 05/20/27 727,111
$ 500,000 (e) GFL Environmental, Inc 4 .250 06/01/25 492,743
EUR 500,000 (d) Goldman Sachs Group, Inc 0 .250 01/26/28 470,953
EUR 295,000 (e) Goodyear Europe BV 2 .750 08/15/28 281,793
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 488,114
EUR 500,000 Honeywell International, Inc 3 .750 03/01/36 522,772
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 513,106
EUR 250,000 (e) IQVIA, Inc 1 .750 03/15/26 255,483
EUR 800,000 (d) Liberty Mutual Group, Inc 4 .625 12/02/30 873,919
GBP 600,000 McKesson Corp 3 .125 02/17/29 688,157
EUR 400,000 (d) Metropolitan Life Global Funding I 1 .750 05/25/25 417,453
GBP 600,000 (d) Metropolitan Life Global Funding I 4 .125 09/02/25 737,935
EUR 175,000 (d) Metropolitan Life Global Funding I 3 .625 03/26/34 184,579
EUR 600,000 (d) Mondelez International Holdings Netherlands BV 1 .250 09/09/41 434,224
EUR 670,000 Morgan Stanley 1 .342 10/23/26 688,404
EUR 500,000 (a) Morgan Stanley 3 .790 03/21/30 530,510
GBP 400,000 (d) Nestle Holdings, Inc 5 .250 09/21/26 501,747
EUR 250,000 (e) OI European Group BV 6 .250 05/15/28 277,504
EUR 500,000 (e) Olympus Water US Holding Corp 3 .875 10/01/28 491,821
EUR 100,000 (e) Organon Finance   LLC 2 .875 04/30/28 98,981
750,000 (e) Organon Finance   LLC 5 .125 04/30/31 648,526
GBP 400,000 (d) Pacific Life Global Funding II 5 .375 11/30/28 504,711
EUR 600,000 ProLogis Euro Finance LLC 4 .000 05/05/34 636,254
GBP 500,000 (d) Protective Life Global Funding 5 .248 01/13/28 624,928
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 481,386
EUR 450,000 Stryker Corp 2 .625 11/30/30 451,454
EUR 700,000 The Procter & Gamble Company 0 .625 10/30/24 735,469
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 440,894
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 997,228
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 711,020
EUR 700,000 Verizon Communications, Inc 1 .875 10/26/29 682,616
TOTAL UNITED STATES 33,251,289
TOTAL CORPORATE BONDS 87,004,769
(Cost $95,609,475)
GOVERNMENT BONDS - 67 .2%
ANGOLA - 0 .3%
1,550,000 (e) Angolan Government International Bond 8 .750 04/14/32 1,399,960
TOTAL ANGOLA 1,399,960
AUSTRALIA - 2 .1%
AUD 2,050,000 Australia Government Bond 0 .250 11/21/25 1,249,416
AUD 3,765,000 (d) Australia Government Bond 2 .250 05/21/28 2,273,343
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 1,025,692
AUD 2,600,000 Australia Government Bond 1 .250 05/21/32 1,327,776
AUD 1,650,000 Australia Government Bond 3 .000 11/21/33 948,101
AUD 2,550,000 (d) Australia Government Bond 1 .750 06/21/51 889,915

International Bond Fund April 30, 2024
30
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUSTRALIA—continued
AUD 1,685,000 New South Wales Treasury Corp 3 .000% 04/20/29 $ 1,014,002
TOTAL AUSTRALIA 8,728,245
BELGIUM - 2 .3%
EUR 2,125,000 (e) Kingdom of Belgium Government Bond 0 .000 10/22/27 2,050,809
EUR 3,825,000 (e) Kingdom of Belgium Government Bond 0 .350 06/22/32 3,327,582
EUR 285,000 Kingdom of Belgium Government Bond 3 .000 06/22/34 303,533
EUR 525,000 (e) Kingdom of Belgium Government Bond 1 .450 06/22/37 456,660
EUR 5,150,000 (e) Kingdom of Belgium Government Bond 0 .400 06/22/40 3,487,265
TOTAL BELGIUM 9,625,849
BENIN - 0 .3%
EUR 1,275,000 (e) Benin Government International Bond 4 .950 01/22/35 1,097,022
TOTAL BENIN 1,097,022
BRAZIL - 0 .5%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,037,772
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 892,609
TOTAL BRAZIL 1,930,381
BULGARIA - 0 .2%
EUR 750,000 (d) Bulgaria Government International Bond 4 .375 05/13/31 834,412
TOTAL BULGARIA 834,412
CAMEROON - 0 .1%
EUR 650,000 (e) Republic of Cameroon International Bond 5 .950 07/07/32 541,570
TOTAL CAMEROON 541,570
CANADA - 3 .0%
CAD 3,050,000 (e) Canada Housing Trust No 1 .100 12/15/26 2,039,943
CAD 3,075,000 (e) Canada Housing Trust No 3 .550 09/15/32 2,136,116
CAD 1,825,000 Canadian Government International Bond 3 .500 08/01/25 1,307,149
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,774,490
CAD 2,275,000 Canadian Government International Bond 2 .000 06/01/32 1,444,885
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,060,190
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 873,634
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 819,746
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 461,422
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 692,173
TOTAL CANADA 12,609,748
CHINA - 8 .2%
CNY 19,300,000 China Government Bond 2 .940 10/17/24 2,681,506
CNY 60,500,000 China Government Bond 3 .120 12/05/26 8,613,584
CNY 31,000,000 China Government Bond 2 .040 02/25/27 4,279,414
CNY 6,750,000 China Government Bond 2 .500 07/25/27 943,309
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,122,276
CNY 13,800,000 China Government Bond 2 .550 10/15/28 1,935,532
CNY 14,300,000 China Government Bond 2 .670 05/25/33 2,022,112
CNY 13,900,000 China Government Bond 2 .520 08/25/33 1,941,647
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,186,329
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,348,465
CNY 12,700,000 China Government Bond 3 .810 09/14/50 2,128,564
CNY 12,400,000 China Government Bond 3 .720 04/12/51 2,056,100
TOTAL CHINA 34,258,838
COLOMBIA - 0 .4%
$ 200,000 Colombia Government International Bond 8 .000 11/14/35 201,589
COP 5,710,000,000 Colombian TES 7 .750 09/18/30 1,291,402
TOTAL COLOMBIA 1,492,991
COSTA RICA - 0 .1%
400,000 (e) Costa Rica Government International Bond 6 .550 04/03/34 404,839
TOTAL COSTA RICA 404,839

31
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COTE D'IVOIRE - 0 .4%
EUR 1,000,000 (e) Ivory Coast Government International Bond 5 .875% 10/17/31 $ 963,682
EUR 100,000 (e) Ivory Coast Government International Bond 4 .875 01/30/32 88,898
$ 500,000 (e) Ivory Coast Government International Bond 8 .250 01/30/37 477,700
TOTAL COTE D'IVOIRE 1,530,280
CYPRUS - 1 .1%
EUR 1,300,000 (d) Cyprus Government International Bond 2 .375 09/25/28 1,335,340
EUR 1,100,000 (d) Cyprus Government International Bond 0 .625 01/21/30 1,015,394
EUR 1,550,000 (d) Cyprus Government International Bond 0 .950 01/20/32 1,387,378
EUR 575,000 (d) Cyprus Government International Bond 2 .750 02/26/34 577,787
EUR 500,000 (d) Cyprus Government International Bond 2 .750 05/03/49 444,659
TOTAL CYPRUS 4,760,558
DOMINICAN REPUBLIC - 0 .2%
750,000 (e) Dominican Republic Government International Bond 4 .875 09/23/32 656,249
DOP 15,600,000 (e) Dominican Republic Government International Bond 11 .250 09/15/35 279,492
TOTAL DOMINICAN REPUBLIC 935,741
ECUADOR - 0 .1%
78,000 (e) Ecuador Government International Bond 0 .000 07/31/30 42,400
441,250 (e) Ecuador Government International Bond 5 .000 07/31/30 309,811
309,125 (e) Ecuador Government International Bond 1 .000 07/31/35 169,310
TOTAL ECUADOR 521,521
EGYPT - 0 .5%
EGP 16,250,000 Egypt Government International Bond 15 .900 07/02/24 332,841
EUR 900,000 (e) Egypt Government International Bond 6 .375 04/11/31 772,034
300,000 (e) Egypt Government International Bond 7 .053 01/15/32 243,016
675,000 (e) Egypt Government International Bond 8 .500 01/31/47 514,174
TOTAL EGYPT 1,862,065
FRANCE - 2 .8%
EUR 3,775,000 (e) French Republic Government Bond OAT 0 .750 11/25/28 3,659,440
EUR 675,000 French Republic Government Bond OAT 2 .750 02/25/29 714,691
EUR 2,150,000 French Republic Government Bond OAT 3 .500 11/25/33 2,374,053
EUR 2,425,000 (e) French Republic Government Bond OAT 0 .500 05/25/40 1,685,667
EUR 910,000 (e) French Republic Government Bond OAT 0 .750 05/25/52 509,354
EUR 1,560,000 (e) French Republic Government Bond OAT 0 .750 05/25/53 851,441
EUR 2,500,000 (d) UNEDIC ASSEO 0 .250 07/16/35 1,936,710
TOTAL FRANCE 11,731,356
GERMANY - 4 .8%
EUR 425,000 Bundesobligation 1 .300 10/15/27 432,336
EUR 4,675,000 Bundesrepublik Deutschland 0 .500 08/15/27 4,642,296
EUR 645,000 Bundesrepublik Deutschland 0 .000 08/15/29 602,301
EUR 365,000 Bundesrepublik Deutschland 2 .100 11/15/29 379,779
EUR 2,550,000 Bundesrepublik Deutschland 0 .000 08/15/31 2,270,465
EUR 1,000,000 Bundesrepublik Deutschland 0 .000 02/15/32 878,712
EUR 1,110,000 Bundesrepublik Deutschland 2 .300 02/15/33 1,161,704
EUR 7,600,000 Bundesrepublik Deutschland 1 .000 05/15/38 6,496,412
EUR 3,245,000 Bundesrepublik Deutschland 0 .000 08/15/52 1,647,581
EUR 950,000 Bundesschatzanweisungen 2 .500 03/19/26 1,002,459
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 596,048
TOTAL GERMANY 20,110,093
GHANA - 0 .3%
500,000 (e) Ghana Government International Bond 7 .750 04/07/29 241,875
825,000 (e) Ghana Government International Bond 8 .125 03/26/32 399,094
1,000,000 (e) Ghana Government International Bond 8 .627 06/16/49 471,250
TOTAL GHANA 1,112,219
GREECE - 1 .8%
EUR 650,000 (e),(i) Hellenic Republic Government Bond 4 .125 06/15/54 690,677
EUR 575,000 (e) Hellenic Republic Government International Bond 3 .875 03/12/29 632,880
EUR 2,300,000 (e) Hellenic Republic Government International Bond 1 .500 06/18/30 2,217,187

International Bond Fund April 30, 2024
32
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GREECE—continued
EUR 1,300,000 (e) Hellenic Republic Government International Bond 0 .750% 06/18/31 $ 1,171,984
EUR 1,100,000 (e) Hellenic Republic Government International Bond 1 .750 06/18/32 1,049,350
EUR 725,000 (e) Hellenic Republic Government International Bond 3 .375 06/15/34 760,913
EUR 750,000 (e) Hellenic Republic Government International Bond 4 .375 07/18/38 845,274
TOTAL GREECE 7,368,265
HUNGARY - 1 .1%
HUF 460,000,000 Hungary Government International Bond 5 .500 06/24/25 1,230,193
EUR 550,000 (d) Hungary Government International Bond 5 .000 02/22/27 603,102
$ 285,000 (e) Hungary Government International Bond 6 .125 05/22/28 287,804
EUR 645,000 (d) Hungary Government International Bond 4 .000 07/25/29 680,156
HUF 632,000,000 Hungary Government International Bond 3 .000 08/21/30 1,364,242
EUR 600,000 (d) Hungary Government International Bond 1 .750 06/05/35 480,583
TOTAL HUNGARY 4,646,080
INDIA - 0 .0%
INR 8,150,000 India Government Bond 7 .180 08/14/33 97,110
TOTAL INDIA 97,110
INDONESIA - 0 .5%
IDR 13,000,000,000 Indonesia Treasury Bond 8 .125 05/15/24 799,348
IDR 7,550,000,000 Indonesia Treasury Bond 6 .875 04/15/29 458,184
IDR 17,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 992,178
TOTAL INDONESIA 2,249,710
IRELAND - 0 .4%
EUR 930,000 Ireland Government Bond 0 .000 10/18/31 804,240
EUR 225,000 Ireland Government Bond 1 .700 05/15/37 204,381
EUR 1,000,000 Ireland Government Bond 1 .500 05/15/50 748,465
TOTAL IRELAND 1,757,086
ITALY - 2 .3%
EUR 900,000 Italy Buoni Pliennali Del Tesoro 4 .000 10/30/31 983,740
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,605,418
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,587,002
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 923,222
EUR 925,000 (d) Italy Buoni Poliennali Del Tesoro 3 .850 07/01/34 982,771
EUR 1,150,000 (e) Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 852,589
EUR 950,000 (e) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 611,838
TOTAL ITALY 9,546,580
JAPAN - 8 .9%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 82,684
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 133,212
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 189,653
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 88,172
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,688,089
JPY 340,000,000 Japan Government Five Year Bond 0 .300 09/20/28 2,144,311
JPY 660,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 4,166,336
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 1,999,745
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,015,025
JPY 969,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 5,954,358
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,238,790
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 341,359
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,316,315
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 788,429
JPY 289,500,000 Japan Government Thirty Year Bond 1 .200 06/20/53 1,547,745
JPY 251,000,000 Japan Government Thirty Year Bond 1 .800 09/20/53 1,550,476
JPY 233,000,000 Japan Government Thirty Year Bond 1 .600 12/20/53 1,371,487
JPY 273,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 1,796,124
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,654,427
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,464,570
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 3,866,899

33
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAPAN—continued
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300% 06/20/39 $ 1,005,176
TOTAL JAPAN 37,403,382
JORDAN - 0 .2%
$ 1,000,000 (e) Jordan Government International Bond 7 .750 01/15/28 995,000
TOTAL JORDAN 995,000
KAZAKHSTAN - 0 .2%
KZT 380,000,000 Kazakhstan Government Bond-MEUKAM 7 .130 08/06/24 846,303
TOTAL KAZAKHSTAN 846,303
KENYA - 0 .3%
1,200,000 (e) Kenya Government International Bond 7 .000 05/22/27 1,155,624
TOTAL KENYA 1,155,624
KOREA, REPUBLIC OF - 2 .8%
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,356,075
KRW 4,350,000,000 Korea Treasury Bond 1 .375 12/10/29 2,802,337
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 4,855,591
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 784,385
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,203,433
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 450,718
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 435,122
TOTAL KOREA, REPUBLIC OF 11,887,661
LEBANON - 0 .0%
1,400,000 (d),(j) Lebanon Government International Bond 6 .850 03/23/27 89,250
TOTAL LEBANON 89,250
LITHUANIA - 0 .5%
EUR 1,800,000 (d) Lithuania Government International Bond 3 .875 06/14/33 1,947,959
TOTAL LITHUANIA 1,947,959
MALAYSIA - 0 .2%
MYR 4,355,000 Malaysia Government Bond 4 .457 03/31/53 935,027
TOTAL MALAYSIA 935,027
MEXICO - 1 .4%
MXN 35,500,000 Mexican Bonos 5 .750 03/05/26 1,901,125
MXN 38,600,000 Mexican Bonos 8 .500 11/18/38 1,996,116
EUR 840,000 Mexico Government International Bond 4 .490 05/25/32 892,037
1,025,000 Mexico Government International Bond 6 .400 05/07/54 963,597
TOTAL MEXICO 5,752,875
MOROCCO - 0 .2%
800,000 (e) Morocco Government International Bond 2 .375 12/15/27 702,000
TOTAL MOROCCO 702,000
NETHERLANDS - 0 .3%
EUR 550,000 (e) Netherlands Government International Bond 2 .750 01/15/47 571,747
EUR 1,345,000 (e) Netherlands Government International Bond 0 .000 01/15/52 665,924
TOTAL NETHERLANDS 1,237,671
NEW ZEALAND - 0 .8%
NZD 1,800,000 New Zealand Government International Bond 2 .750 04/15/25 1,035,184
NZD 3,980,000 New Zealand Government International Bond 3 .500 04/14/33 2,106,041
TOTAL NEW ZEALAND 3,141,225
NIGERIA - 0 .2%
925,000 (e) Nigeria Government International Bond 8 .375 03/24/29 874,504
TOTAL NIGERIA 874,504
NORWAY - 0 .7%
NOK 9,000,000 City of Oslo Norway 2 .050 10/31/24 797,867
NOK 24,975,000 (e) Norway Government International Bond 2 .000 04/26/28 2,097,268
TOTAL NORWAY 2,895,135

International Bond Fund April 30, 2024
34
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PANAMA - 0 .2%
$ 800,000 (k) Panama Government International Bond 8 .000% 03/01/38 $ 814,629
TOTAL PANAMA 814,629
PARAGUAY - 0 .1%
400,000 (e) Paraguay Government International Bond 6 .000 02/09/36 389,020
TOTAL PARAGUAY 389,020
PERU - 0 .3%
PEN 6,201,000 (e) Peruvian Government International Bond 5 .400 08/12/34 1,422,438
TOTAL PERU 1,422,438
POLAND - 1 .4%
315,000 (e) Bank Gospodarstwa Krajowego 6 .250 10/31/28 323,423
EUR 800,000 (d) Bank Gospodarstwa Krajowego 4 .375 03/13/39 845,345
PLN 9,150,000 Republic of Poland Government International Bond 5 .750 04/25/29 2,269,201
PLN 5,400,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,356,918
EUR 700,000 (b) Republic of Poland Government International Bond 4 .125 01/11/44 733,023
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 265,300
TOTAL POLAND 5,793,210
REPUBLIC OF SERBIA - 1 .1%
EUR 1,700,000 (e) Serbia Government International Bond 1 .500 06/26/29 1,517,007
375,000 (e) Serbia Government International Bond 6 .500 09/26/33 374,062
EUR 675,000 (e) Serbia International Bond 1 .650 03/03/33 530,597
RSD 120,000,000 Serbia Treasury Bonds 5 .875 02/08/28 1,117,546
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 833,741
TOTAL REPUBLIC OF SERBIA 4,372,953
ROMANIA - 0 .7%
RON 7,590,000 Romanian Government International Bond 8 .000 04/29/30 1,722,389
EUR 800,000 (e) Romanian Government International Bond 2 .000 01/28/32 666,412
EUR 850,000 (e) Romanian Government International Bond 2 .000 04/14/33 681,474
TOTAL ROMANIA 3,070,275
RWANDA - 0 .2%
1,225,000 (e) Rwanda International Government Bond 5 .500 08/09/31 984,594
TOTAL RWANDA 984,594
SENEGAL - 0 .3%
EUR 525,000 (e) Senegal Government International Bond 4 .750 03/13/28 511,233
EUR 825,000 (e) Senegal Government International Bond 5 .375 06/08/37 649,325
TOTAL SENEGAL 1,160,558
SOUTH AFRICA - 0 .7%
ZAR 16,500,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 703,176
475,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 422,156
ZAR 20,900,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 892,355
ZAR 7,800,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 292,398
500,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 421,870
TOTAL SOUTH AFRICA 2,731,955
SPAIN - 2 .6%
EUR 1,625,000 (d),(e) Spain Government Bond 3 .250 04/30/34 1,716,331
EUR 1,300,000 (e) Spain Government Bond 3 .900 07/30/39 1,421,064
EUR 1,095,000 (e) Spain Government International Bond 1 .400 07/30/28 1,093,121
EUR 1,875,000 (e) Spain Government International Bond 0 .600 10/31/29 1,753,670
EUR 2,110,000 (e) Spain Government International Bond 0 .100 04/30/31 1,828,873
EUR 4,275,000 (e) Spain Government International Bond 1 .200 10/31/40 3,163,167
TOTAL SPAIN 10,976,226
SUPRANATIONAL - 2 .7%
GBP 695,000 African Development Bank 0 .500 06/22/26 792,597

35
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SUPRANATIONAL—continued
AUD 720,000 Asian Development Bank 3 .900% 02/17/26 $ 460,988
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 615,989
CNY 7,000,000 Asian Infrastructure Investment Bank 2 .500 03/24/25 961,817
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 457,680
$ 1,250,000 (e) Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,061,025
EUR 650,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 535,868
AUD 2,150,000 Inter-American Development Bank 4 .750 08/27/24 1,393,816
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 388,155
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,138,032
INR 41,300,000 International Bank for Reconstruction & Development 5 .500 01/21/27 471,682
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,888,310
GBP 700,000 International Finance Corp 0 .250 12/15/25 810,551
GBP 400,000 (d) International Finance Facility for Immunisation Co 2 .750 06/07/25 485,260
TOTAL SUPRANATIONAL 11,461,770
THAILAND - 0 .4%
THB 12,000,000 Thailand Government International Bond 1 .585 12/17/35 282,411
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 762,733
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 655,773
TOTAL THAILAND 1,700,917
TURKEY - 0 .3%
EUR 1,000,000 Turkiye Government International Bond 5 .875 05/21/30 1,067,362
TOTAL TURKEY 1,067,362
UKRAINE - 0 .1%
EUR 1,000,000 (e) Ukraine Government International Bond 6 .750 06/20/28 282,168
TOTAL UKRAINE 282,168
UNITED KINGDOM - 4 .5%
GBP 780,000 United Kingdom Gilt 0 .250 01/31/25 942,778
GBP 1,230,000 United Kingdom Gilt 0 .125 01/31/28 1,317,113
GBP 900,000 United Kingdom Gilt 1 .625 10/22/28 1,006,333
GBP 1,735,000 United Kingdom Gilt 0 .500 01/31/29 1,819,790
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 423,905
GBP 660,000 United Kingdom Gilt 3 .250 01/31/33 761,819
GBP 1,100,000 United Kingdom Gilt 0 .875 07/31/33 1,015,129
GBP 760,000 United Kingdom Gilt 4 .625 01/31/34 969,638
GBP 3,895,000 United Kingdom Gilt 1 .750 09/07/37 3,515,460
GBP 1,300,000 United Kingdom Gilt 3 .750 01/29/38 1,488,362
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,074,287
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 536,684
GBP 1,200,000 United Kingdom Gilt 4 .250 12/07/49 1,380,778
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,330,139
GBP 2,150,000 United Kingdom Gilt 1 .500 07/31/53 1,312,150
TOTAL UNITED KINGDOM 18,894,365
UNITED STATES - 0 .5%
2,090,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .430 03/25/42 2,178,884
TOTAL UNITED STATES 2,178,884
URUGUAY - 0 .2%
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 1,004,803
TOTAL URUGUAY 1,004,803
UZBEKISTAN - 0 .4%
UZS 7,600,000,000 (e) Republic of Uzbekistan International Bond 14 .000 07/19/24 592,667
1,130,000 (e) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,155,990
TOTAL UZBEKISTAN 1,748,657
TOTAL GOVERNMENT BONDS 281,070,919
(Cost $331,652,233)

International Bond Fund April 30, 2024
36
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 4 .6%
IRELAND - 2 .3%
$ 897,665 (a) Agora Securities SONIA Interest Rate Benchmark
+ 1.900%
7 .133% 07/22/31 $ 1,082,727
Series - 2021 1X (Class C)
837,843 (a),(e) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7 .133 07/22/31 864,505
Series - 2021 1A (Class D)
1,209,877 (a),(e) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6 .413 05/22/31 1,189,912
Series - 2021 1A (Class D)
1,872,185 (a),(e) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8 .126 11/20/33 2,270,087
Series - 2021 1A (Class GBD)
883,671 (a),(e) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 897,987
Series - 2021 1A (Class E)
1,079,778 (a),(e) Last Mile Securities EURIBOR 3 M + 2.350% 6 .265 08/17/31 1,136,551
Series - 2021 1A (Class D)
347,448 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6 .525 05/17/31 431,679
Series - 2021 UK1A (Class B)
1,035,395 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6 .875 05/17/31 1,285,434
Series - 2021 UK1A (Class C)
297,813 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
7 .825 05/17/31 369,266
Series - 2021 UK1A (Class D)
TOTAL IRELAND 9,528,148
ITALY - 0 .2%
893,385 (a),(e) Cassia SRL EURIBOR 3 M + 3.500% 7 .443 05/22/34 903,902
Series - 2022 1A (Class B)
TOTAL ITALY 903,902
UNITED STATES - 2 .1%
2,000,000 (a),(e) Alen Mortgage Trust CME Term SOFR 1 Month +
2.364%
7 .685 04/15/34 1,508,283
Series - 2021 ACEN (Class C)
261,330 Carvana Auto Receivables Trust 1 .270 03/10/28 245,245
Series - 2021 N2 (Class D)
1,500,000 (a) COMM Mortgage Trust 4 .493 08/10/48 1,360,175
Series - 2015 CR24 (Class C)
1,745,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.650% 6 .980 12/25/41 1,753,538
Series - 2021 R03 (Class 1M2)
1,100,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .830 03/25/42 1,157,292
Series - 2022 R03 (Class 1M2)
367,345 (e) Diamond Resorts Owner Trust 2 .700 11/21/33 347,281
Series - 2021 1A (Class C)
1,498,256 (a),(e) ELP Commercial Mortgage Trust CME Term SOFR 1 Month +
2.781%
8 .102 11/15/38 1,478,561
Series - 2021 ELP (Class F)
163,182 (e) MVW LLC 1 .940 01/22/41 149,894
Series - 2021 1WA (Class C)
500,000 (e) Oportun Issuance Trust 1 .960 05/08/31 472,946
Series - 2021 B (Class B)
500,000 (e) Oportun Issuance Trust 3 .650 05/08/31 478,087
Series - 2021 B (Class C)
TOTAL UNITED STATES 8,951,302
TOTAL STRUCTURED ASSETS 19,383,352
(Cost $21,025,246)
TOTAL LONG-TERM INVESTMENTS 388,516,378
(Cost $449,343,771)

37
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 5.1%
COMMERCIAL PAPER - 2 .0%
$ 8,500,000 (e) HSBC USA, Inc 0 .000% 07/23/24 $ 8,390,718
TOTAL COMMERCIAL PAPER 8,390,718
REPURCHASE AGREEMENT - 1 .7%
7,310,000 (l) Fixed Income Clearing Corporation 5 .310 05/01/24 7,310,000
TOTAL REPURCHASE AGREEMENT 7,310,000
TREASURY DEBT - 1 .4%
CAD 1,400,000 Canadian Treasury Bill 0 .000 07/18/24 1,006,191
JPY 750,000,000 Japan Treasury Discount Bill 0 .000 06/10/24 4,755,342
TOTAL TREASURY DEBT 5,761,533
TOTAL SHORT-TERM INVESTMENTS 21,462,251
(Cost $21,724,283)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
534,616 (m) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .430 (n) 534,616
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 534,616
(Cost $534,616)
TOTAL INVESTMENTS - 98.1% 410,513,245
(Cost $471,602,670)
OTHER ASSETS & LIABILITIES, NET - 1.9% 7,784,155
NET ASSETS - 100.0% $ 418,297,400
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CME Chicago Mercantile Exchange
CNY Chinese Yuan
COP Colombia Peso
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

International Bond Fund April 30, 2024
38
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c)
Perpetual security
(d)
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $115,970,997 or 28.3% of Total Investments.
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $516,933.
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
When-issued or delayed delivery security.
(j)
In default
(k)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(l) Agreement with Fixed Income Clearing Corporation, 5.310% dated 4/30/24 to be repurchased at $7,311,078 on 5/1/24, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 5/15/51, valued at $7,456,268.
(m)
Investments made with cash collateral received from securities on loan.
(n)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,224,438 NZD 5,362,006 Australia and New Zealand Banking Group 07/16/24   $ 64,871
$ 10,913,440 AUD 16,614,346 Bank of America, N.A. 07/16/24   $ 126,393
$ 1,081,930 EUR 1,012,162 Bank of America, N.A. 07/16/24 (1,907)
$ 2,020,103 EUR 1,888,704 Bank of America, N.A. 07/16/24 (2,346)
$ 536,835 EUR 500,000 Bank of America, N.A. 07/16/24 915
$ 541,294 EUR 496,555 Bank of America, N.A. 07/16/24 9,066
$ 641,693 EUR 596,946 Bank of America, N.A. 07/16/24 2,476
$ 43,236,676 JPY 6,519,830,439 Bank of America, N.A. 07/16/24 1,409,313
$ 3,015,205 NOK 32,549,532 Bank of America, N.A. 07/16/24 79,277
EUR 596,946 $ 639,775 Bank of America, N.A. 05/07/24 (2,540)
EUR 803,535 $ 863,616 Bank of America, N.A. 07/16/24 (2,355)
EUR 518,448 $ 556,641 Bank of America, N.A. 07/16/24 (949)
Total   $ 1,617,343
$ 1,005,819 CAD 1,382,556 Citibank N.A. 07/16/24   $ 220
$ 38,576,159 CNY 275,564,430 Citibank N.A. 06/17/24 (152,457)
$ 12,215,963 KRW 16,681,020,000 Citibank N.A. 05/17/24 171,074
$ 1,768,127 THB 64,599,916 Citibank N.A. 05/17/24 22,577
Total   $ 41,414
$ 2,495,685 IDR 39,620,000,000 Citigroup Global Markets 05/17/24   $ 60,202
$ 964,180 ZAR 18,138,780 Goldman Sachs 05/17/24   $ 1,797
$ 681,533 EUR 635,409 Morgan Stanley 07/16/24   $ 1,128
$ 147,666,847 EUR 137,069,115 Morgan Stanley 07/16/24 891,411
$ 35,292,328 GBP 28,087,405 Morgan Stanley 07/16/24 180,741
$ 1,366,618 HUF 503,241,339 Morgan Stanley 05/17/24 (4,098)
$ 2,426,008 MXN 40,105,255 Morgan Stanley 05/17/24 91,364
$ 1,941,527 PLN 7,758,026 Morgan Stanley 05/17/24 29,371
$ 1,888,155 RON 8,812,582 Morgan Stanley 05/17/24 (1,181)
EUR 635,409 $ 679,375 Morgan Stanley 05/02/24 (1,213)
EUR 214,000 $ 228,430 Morgan Stanley 07/16/24 724
EUR 98,427 $ 105,559 Morgan Stanley 07/16/24 (162)
Total   $ 1,188,085
$ 727,283 PEN 2,702,293 Standard Chartered Bank 05/17/24   $ 9,624
$ 14,121,129 CAD 19,341,107 Toronto Dominion Bank 07/16/24   $ 53,413
Total   $ 3,036,749

39
See Notes to Financial Statements
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

40
Statement of Assets and Liabilities
See Notes to Financial Statements
April 30, 2024 (Unaudited)
6.1
Emerging Markets Debt
6.2
International Bond
§
ASSETS
Long-term investments, at value
*†
$ 511,993,815 $ 388,516,378
Short-term investments, at value
#
9,374,369 21,462,251
Investments purchased with collateral from securities lending, at value (cost approximates value) 8,557,209 534,616
Cash 3,443 422,933
Cash denominated in foreign currencies
^
222,362 1,124,013
Receivables:
Dividends 127 1,131
Interest 7,549,398 3,675,445
Investments sold 494,688 1,895
Reclaims – 63,464
Reimbursement from Adviser 193,779 212,280
Shares sold 456,167 1,335,540
Unrealized appreciation on forward foreign currency contracts 39,737 3,205,957
Other 30,695 42,801
Total assets 538,915,789 420,598,704
LIABILITIES
Due to affiliates 14,910 14,746
Payables:
Management fees 236,383 173,378
Collateral from securities lending 8,557,209 534,616
Investments purchased - regular settlement 2,445,019 638,814
Investments purchased - when-issued/delayed-delivery settlement 3,244,719 680,202
Shares redeemed 112,788 –
Service agreement fees 7,451 1,261
Unrealized depreciation on forward foreign currency contracts – 169,208
Accrued expenses:
Custodian fees 9,363 22,634
Professional fees 28,450 31,859
Shareholder reporting expenses 9,590 5,854
Shareholder servicing agent fees 1,905 381
Trustees fees 28,196 16,579
12b-1 distribution and service fees 2,424 279
Other 5,092 11,493
Total liabilities 14,703,499 2,301,304
Net assets $ 524,212,290 $ 418,297,400
NET ASSETS CONSIST OF:
Paid-in capital $ 631,695,627 $ 499,653,723
Total distributable earnings (loss) (107,483,337) (81,356,323)
Net assets $ 524,212,290 $ 418,297,400
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 13,517,062 $ 516,933
†
Long-term investments, cost $ 584,674,388 $ 449,343,771
#
Short-term investments, cost $ 9,376,874 $ 21,724,283
^
Cash denominated in foreign currencies, cost $ 247,603 $ 1,419,013

41
Statement of Assets and Liabilities
See Notes to Financial Statements
April 30, 2024 (Unaudited)
6.1
Emerging Markets Debt
6.2
International Bond
§
CLASS A:
Net assets $ 11,592,029 $ 1,281,005
Shares outstanding 1,396,582 153,243
Net asset value per share $ 8 .30 $ 8 .36
CLASS I:
Net assets $ 16,503,862 $ 1,393,856
Shares outstanding 1,981,953 166,397
Net asset value per share $ 8 .33 $ 8 .38
PREMIER CLASS:
Net assets $ 207,557 $ 86,691
Shares outstanding 25,001 10,285
Net asset value per share $ 8 .30 $ 8 .43
CLASS R6:
Net assets $ 97,841,589 $ 713,972
Shares outstanding 11,781,388 85,280
Net asset value per share $ 8 .30 $ 8 .37
RETIREMENT CLASS:
Net assets $ 26,448,335 $ 5,077,859
Shares outstanding 3,188,289 607,364
Net asset value per share $ 8 .30 $ 8 .36
CLASS W:
Net assets $ 371,618,918 $ 409,744,017
Shares outstanding 44,749,482 48,827,859
Net asset value per share $ 8 .30 $ 8 .39
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001

42
Statement of Operations
See Notes to Financial Statements
Six Months Ended April 30, 2024 (Unaudited)
6.1
Emerging Markets Debt
6.2
International Bond
§
INVESTMENT INCOME
Dividends $ 654,668 $ (88)
Interest 16,272,974 7,130,012
Securities lending income, net 20,306 917
Tax withheld (38,324) (19,116)
Total investment income 16,909,624 7,111,725
EXPENSES
Management fees 1,366,342 1,010,889
12b-1 distribution and service fees — Class A 16,126 1,737
12b-1 distribution and service fees — Premier Class 154 65
Shareholder servicing agent fees — Class A 2,509 669
Shareholder servicing agent fees — Class I 5,335 619
Shareholder servicing agent fees — Premier Class 26 15
Shareholder servicing agent fees — Class R6 999 46
Shareholder servicing agent fees — Retirement Class 24,604 6,403
Shareholder servicing agent fees — Class W 203 186
Administrative service fees 41,152 40,662
Trustees fees 3,762 3,082
Custodian expenses 32,945 77,933
Overdraft expense 54 235
Professional fees 31,042 41,405
Registration fees 31,112 24,119
Shareholder reporting expenses 17,677 11,634
Other 88,724 56,623
Total expenses 1,662,766 1,276,322
Expenses reimbursed by the investment adviser (1,112,685) (1,210,411)
Net expenses 550,081 65,911
Net investment income (loss) 16,359,543 7,045,814
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (1,459,865) (2,021,959)
Foreign currency transactions (682,858) (2,819,971)
Net realized gain (loss) (2,142,723) (4,841,930)
Change in unrealized appreciation (depreciation) on:
Investments 36,725,597 20,083,381
Forward foreign currency contracts 26,973 1,431,471
Foreign currency translations 4,212 (41,583)
Net change in unrealized appreciation (depreciation) 36,756,782 21,473,269
Net realized and unrealized gain (loss) 34,614,059 16,631,339
Net increase (decrease) in net assets from operations $ 50,973,602 $ 23,677,153
§
Consolidated Statement of Operations (see Notes to Financial Statements)

43
Statement of Changes in Net Assets
See Notes to Financial Statements
6.1
Emerging Markets Debt
6.2
International Bond
§
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 16,359,543 $ 29,990,909 $ 7,045,814 $ 13,045,874
Net realized gain (loss) (2,142,723) (25,812,200) (4,841,930) (14,770,226)
Net change in unrealized appreciation (depreciation) 36,756,782 50,195,282 21,473,269 19,077,452
Net increase (decrease) in net assets from operations 50,973,602 54,373,991 23,677,153 17,353,100
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (332,625) (802,809) – (65,023)
Class I (387,057) (638,158) (2,218) (5,538)
Premier Class (5,373) (11,755) (80) (3,718)
Class R6 (2,424,332) (3,628,366) (1,812) (28,907)
Retirement Class (507,689) (928,715) (519) (204,917)
Class W (10,770,745) (24,521,455) (3,196,948) (17,160,957)
Total distributions (14,427,821) (30,531,258) (3,201,577) (17,469,060)
FUND SHARE TRANSACTIONS
Subscriptions 97,657,450 174,403,765 57,159,763 106,355,135
Reinvestments of distributions 3,605,643 5,900,798 4,349 298,458
Redemptions (62,526,142) (262,061,355) (32,455,145) (109,472,682)
Net increase (decrease) from Fund share transactions 38,736,951 (81,756,792) 24,708,967 (2,819,089)
Net increase (decrease) in net assets 75,282,732 (57,914,059) 45,184,543 (2,935,049)
Net assets at the beginning of period 448,929,558 506,843,617 373,112,857 376,047,906
Net assets at the end of period $ 524,212,290 $ 448,929,558 $ 418,297,400 $ 373,112,857
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
44
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
Emerging Markets Debt
Class A:
4/30/24
#
$ 7 .67 $ 0 .24 $ 0 .60 $ 0 .84 $ ( 0 .21 ) $ — $ ( 0 .21 ) $ 8 .30
10/31/23 7 .34 0 .45 0 .33 0 .78 ( 0 .45 ) — ( 0 .45 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .67 ) ( 2 .17 ) ( 0 .46 ) — ( 0 .46 ) 7 .34
10/31/21 9 .64 0 .43 0 .30 0 .73 ( 0 .40 ) — ( 0 .40 ) 9 .97
10/31/20 10 .09 0 .48 ( 0 .49 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .83 1 .39 ( 0 .48 ) — ( 0 .48 ) 10 .09
Class I:
4/30/24
#
7 .70 0 .25 0 .60 0 .85 ( 0 .22 ) — ( 0 .22 ) 8 .33
10/31/23 7 .36 0 .47 0 .34 0 .81 ( 0 .47 ) — ( 0 .47 ) 7 .70
10/31/22 10 .00 0 .51 ( 2 .67 ) ( 2 .16 ) ( 0 .48 ) — ( 0 .48 ) 7 .36
10/31/21 9 .67 0 .46 0 .30 0 .76 ( 0 .43 ) — ( 0 .43 ) 10 .00
10/31/20 10 .13 0 .51 ( 0 .51 ) 0 .00
d
( 0 .46 ) — ( 0 .46 ) 9 .67
10/31/19 9 .20 0 .57 0 .87 1 .44 ( 0 .51 ) — ( 0 .51 ) 10 .13
Premier Class:
4/30/24
#
7 .67 0 .25 0 .59 0 .84 ( 0 .21 ) — ( 0 .21 ) 8 .30
10/31/23 7 .34 0 .46 0 .33 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .65 0 .47 0 .28 0 .75 ( 0 .43 ) — ( 0 .43 ) 9 .97
10/31/20 10 .09 0 .51 ( 0 .50 ) 0 .01 ( 0 .45 ) — ( 0 .45 ) 9 .65
10/31/19 9 .17 0 .57 0 .85 1 .42 ( 0 .50 ) — ( 0 .50 ) 10 .09
Class R6:
4/30/24
#
7 .68 0 .25 0 .59 0 .84 ( 0 .22 ) — ( 0 .22 ) 8 .30
10/31/23 7 .34 0 .47 0 .35 0 .82 ( 0 .48 ) — ( 0 .48 ) 7 .68
10/31/22 9 .97 0 .52 ( 2 .66 ) ( 2 .14 ) ( 0 .49 ) — ( 0 .49 ) 7 .34
10/31/21 9 .65 0 .47 0 .29 0 .76 ( 0 .44 ) — ( 0 .44 ) 9 .97
10/31/20 10 .10 0 .50 ( 0 .48 ) 0 .02 ( 0 .47 ) — ( 0 .47 ) 9 .65
10/31/19 9 .18 0 .58 0 .85 1 .43 ( 0 .51 ) — ( 0 .51 ) 10 .10
Retirement Class:
4/30/24
#
7 .67 0 .24 0 .60 0 .84 ( 0 .21 ) — ( 0 .21 ) 8 .30
10/31/23 7 .34 0 .45 0 .34 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .64 0 .45 0 .30 0 .75 ( 0 .42 ) — ( 0 .42 ) 9 .97
10/31/20 10 .09 0 .49 ( 0 .50 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .84 1 .40 ( 0 .49 ) — ( 0 .49 ) 10 .09
Class W:
4/30/24
#
7 .68 0 .28 0 .59 0 .87 ( 0 .25 ) — ( 0 .25 ) 8 .30
10/31/23 7 .34 0 .52 0 .35 0 .87 ( 0 .53 ) — ( 0 .53 ) 7 .68
10/31/22 9 .98 0 .57 ( 2 .67 ) ( 2 .10 ) ( 0 .54 ) — ( 0 .54 ) 7 .34
10/31/21 9 .65 0 .53 0 .30 0 .83 ( 0 .50 ) — ( 0 .50 ) 9 .98
10/31/20 10 .11 0 .57 ( 0 .50 ) 0 .07 ( 0 .53 ) — ( 0 .53 ) 9 .65
10/31/19 9 .19 0 .65 0 .84 1 .49 ( 0 .57 ) — ( 0 .57 ) 10 .11
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .99% $ 11,592 0 .94%
c
0 .94%
c
5 .80%
c
12%
10 .65 11,663 0 .92 0 .92 5 .73 27
( 22 .32 ) 8,722 0 .93 0 .93 5 .68 37
7 .61 15,698 0 .94 0 .94 4 .30 57
0 .12 19,832 0 .93 0 .93 5 .01 77
15 .55 22,567 0 .92 0 .92 5 .77 78
11 .06 16,504 0 .73
c
0 .73
c
6 .12
c
12
10 .99 10,133 0 .69 0 .69 5 .91 27
( 22 .17 ) 17,890 0 .69 0 .69 5 .96 37
7 .91 19,272 0 .69 0 .69 4 .55 57
0 .26 20,506 0 .69 0 .69 5 .29 77
16 .00 18,116 0 .71 0 .71 5 .82 78
11 .05 208 0 .82
c
0 .82
c
5 .98
c
12
10 .78 195 0 .79 0 .79 5 .81 27
( 22 .21 ) 187 0 .78 0 .78 5 .86 37
7 .74 253 0 .80 0 .80 4 .61 57
0 .29 244 0 .78 0 .78 5 .19 77
15 .84 882 0 .79 0 .79 5 .91 78
11 .00 97,842 0 .65
c
0 .65
c
6 .17
c
12
11 .11 78,811 0 .62 0 .62 5 .96 27
( 22 .07 ) 35,533 0 .62 0 .62 5 .93 37
7 .90 77,422 0 .61 0 .61 4 .67 57
0 .44 47,256 0 .62 0 .62 5 .22 77
16 .00 40,886 0 .63 0 .63 6 .01 78
11 .01 26,448 0 .90
c
0 .90
c
5 .91
c
12
10 .71 16,607 0 .87 0 .86 5 .74 27
( 22 .21 ) 13,771 0 .87 0 .80 5 .84 37
7 .78 19,212 0 .86 0 .82 4 .44 57
0 .18 17,840 0 .87 0 .87 5 .07 77
15 .61 19,204 0 .88 0 .88 5 .79 78
11 .33 371,619 0 .65
c
0 .03
c
6 .78
c
12
11 .82 331,520 0 .62 0.00 6 .58 27
( 21 .65 ) 430,741 0 .62 0.00 6 .64 37
8 .66 470,716 0 .61 0.00 5 .24 57
0 .98 474,236 0 .62 0.00 5 .89 77
16 .72 433,771 0 .63 0.00 6 .68 78

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
–
International Bond
§
Class A:
4/30/24
#
$ 7 .90 $ 0 .11 $ 0 .35 $ 0 .46 $ — $ — $ — $ 8 .36
10/31/23 7 .96 0 .20 0 .10 0 .30 ( 0 .36 ) — ( 0 .36 ) 7 .90
10/31/22 9 .91 0 .15 ( 1 .41 ) ( 1 .26 ) ( 0 .61 ) ( 0 .08 ) ( 0 .69 ) 7 .96
10/31/21 10 .22 0 .11 ( 0 .17 ) ( 0 .06 ) ( 0 .15 ) ( 0 .10 ) ( 0 .25 ) 9 .91
10/31/20 10 .28 0 .11 0 .09 0 .20 ( 0 .26 ) — ( 0 .26 ) 10 .22
10/31/19 9 .71 0 .15 0 .92 1 .07 ( 0 .50 ) — ( 0 .50 ) 10 .28
Class I:
4/30/24
#
7 .92 0 .12 0 .36 0 .48 ( 0 .02 ) — ( 0 .02 ) 8 .38
10/31/23 7 .97 0 .22 0 .09 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .92
10/31/22 9 .92 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 7 .97
10/31/21 10 .23 0 .14 ( 0 .17 ) ( 0 .03 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .92
10/31/20 10 .27 0 .14 0 .09 0 .23 ( 0 .27 ) — ( 0 .27 ) 10 .23
10/31/19 9 .71 0 .18 0 .91 1 .09 ( 0 .53 ) — ( 0 .53 ) 10 .27
Premier Class:
4/30/24
#
7 .96 0 .12 0 .36 0 .48 ( 0 .01 ) — ( 0 .01 ) 8 .43
10/31/23 8 .01 0 .21 0 .10 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .96
10/31/22 9 .99 0 .17 ( 1 .42 ) ( 1 .25 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 8 .01
10/31/21 10 .29 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 9 .99
10/31/20 10 .34 0 .13 0 .08 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .29
10/31/19 9 .77 0 .17 0 .92 1 .09 ( 0 .52 ) — ( 0 .52 ) 10 .34
Class R6:
4/30/24
#
7 .92 0 .12 0 .35 0 .47 ( 0 .02 ) — ( 0 .02 ) 8 .37
10/31/23 7 .96 0 .22 0 .10 0 .32 ( 0 .36 ) — ( 0 .36 ) 7 .92
10/31/22 9 .94 0 .18 ( 1 .41 ) ( 1 .23 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 7 .96
10/31/21 10 .24 0 .15 ( 0 .17 ) ( 0 .02 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .94
10/31/20 10 .27 0 .14 0 .10 0 .24 ( 0 .27 ) — ( 0 .27 ) 10 .24
10/31/19 9 .71 0 .19 0 .91 1 .10 ( 0 .54 ) — ( 0 .54 ) 10 .27
Retirement Class:
4/30/24
#
7 .90 0 .11 0 .35 0 .46 ( 0 .00 )
d
— ( 0 .00 )
d
8 .36
10/31/23 7 .95 0 .20 0 .11 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .90
10/31/22 9 .91 0 .16 ( 1 .41 ) ( 1 .25 ) ( 0 .63 ) ( 0 .08 ) ( 0 .71 ) 7 .95
10/31/21 10 .22 0 .12 ( 0 .17 ) ( 0 .05 ) ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 9 .91
10/31/20 10 .27 0 .12 0 .09 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .22
10/31/19 9 .71 0 .16 0 .91 1 .07 ( 0 .51 ) — ( 0 .51 ) 10 .27
Class W:
4/30/24
#
7 .96 0 .15 0 .35 0 .50 ( 0 .07 ) — ( 0 .07 ) 8 .39
10/31/23 7 .96 0 .27 0 .11 0 .38 ( 0 .38 ) — ( 0 .38 ) 7 .96
10/31/22 9 .99 0 .24 ( 1 .42 ) ( 1 .18 ) ( 0 .77 ) ( 0 .08 ) ( 0 .85 ) 7 .96
10/31/21 10 .29 0 .21 ( 0 .17 ) 0 .04 ( 0 .24 ) ( 0 .10 ) ( 0 .34 ) 9 .99
10/31/20 10 .28 0 .21 0 .08 0 .29 ( 0 .28 ) — ( 0 .28 ) 10 .29
10/31/19 9 .71 0 .25 0 .92 1 .17 ( 0 .60 ) — ( 0 .60 ) 10 .28
#
Unaudited
§
Consolidated Financial Highlights (see Notes to Financial Statements)
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .82% $ 1,281 0 .97%
c
0 .95%
c
2 .56%
c
20%
3 .75 1,450 0 .97 0 .94 2 .46 29
( 13 .01 ) 1,448 1 .10 0 .94 1 .68 39
( 0 .68 ) 1,731 1 .49 0 .94 1 .12 37
1 .98 1,840 1 .09 0 .96 1 .08 50
11 .36 1,297 1 .17 0 .99 1 .50 51
6 .00 1,394 0 .72
c
0 .70
c
2 .82
c
20
3 .96 1,133 0 .70 0 .67 2 .74 29
( 12 .61 ) 106 0 .69 0 .67 2 .10 39
( 0 .39 ) 117 0 .68 0 .68 1 .38 37
2 .30 132 0 .64 0 .62 1 .42 50
11 .60 106 0 .70 0 .65 1 .85 51
6 .00 87 0 .81
c
0 .76
c
2 .76
c
20
3 .91 82 0 .80 0 .75 2 .65 29
( 12 .89 ) 82 0 .78 0 .75 1 .86 39
( 0 .42 ) 103 0 .80 0 .75 1 .31 37
2 .14 106 0 .80 0 .77 1 .28 50
11 .48 106 0 .83 0 .79 1 .71 51
5 .94 714 0 .64
c
0 .61
c
2 .90
c
20
4 .12 721 0 .63 0 .59 2 .81 29
( 12 .72 ) 630 0 .61 0 .59 2 .03 39
( 0 .26 ) 732 0 .60 0 .60 1 .46 37
2 .39 883 0 .62 0 .60 1 .43 50
11 .63 717 0 .67 0 .62 1 .87 51
5 .83 5,078 0 .88
c
0 .86
c
2 .66
c
20
3 .92 4,489 0 .87 0 .84 2 .55 29
( 12 .97 ) 4,435 0 .86 0 .84 1 .77 39
( 0 .58 ) 5,682 0 .84 0 .84 1 .21 37
2 .13 8,041 0 .87 0 .85 1 .18 50
11 .36 5,903 0 .91 0 .87 1 .62 51
6 .27 409,744 0 .63
c
0 .01
c
3 .50
c
20
4 .80 365,238 0 .62 0.00 3 .39 29
( 12 .23 ) 369,347 0 .61 0.00 2 .60 39
0 .29 516,606 0 .59 0.00 2 .07 37
2 .95 427,813 0 .62 0.00 2 .05 50
12 .44 404,046 0 .66 0.00 2 .49 51

48
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
New Name Former Name Short Name
Nuveen Emerging Markets Debt Fund TIAA-CREF Emerging Markets Debt Fund Emerging Markets Debt
Nuveen International Bond Fund TIAA-CREF International Bond Fund International Bond
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

49
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
Basis for Consolidation: International Bond is presented on a consolidated basis with the Nuveen International Bond Fund Offshore
Limited (the “Regulation S Subsidiary”) and the Nuveen International Bond Fund Taxable Offshore Limited (the “TEFRA Bond
Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of
International Bond  organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March
1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation
S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1, 2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S.
federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund
(except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:

Notes to Financial Statements
(Unaudited) (continued)
50
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $40,267,244 $11,638,608
Net assets 40,830,350 11,765,284
Net investment income (loss) 536,705 169,733
Net realized gain (loss) (250,415) 224,650
Net change in unrealized appreciation (depreciation) (6,760,287) (82,392)
% of Fund's consolidated net assets 10% 3%

51
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,835,179 $— $1,835,179
Corporate bonds — 224,056,130 — 224,056,130
Government bonds — 270,592,638 — 270,592,638
Structured assets — — 2,520,270 2,520,270
Common stocks 12,508,808 443,996 — 12,952,804
Convertible bonds — — 36,794 36,794
Short-Term Investments
:
Repurchase agreement — 9,075,000 — 9,075,000
Treasury debt — 299,369 — 299,369
Investments purchased with collateral from securities lending 8,557,209 — — 8,557,209
Investments in Derivatives
:
Forward foreign currency contracts* — 39,737 — 39,737
Total $21,066,017 $506,342,049 $2,557,064 $529,965,130
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $1,057,338 $— $1,057,338
Corporate bonds — 86,315,849 688,920 87,004,769
Government bonds — 281,070,919 — 281,070,919
Structured assets — 19,383,352 — 19,383,352
Short-Term Investments
:
Commercial paper — 8,390,718 — 8,390,718
Repurchase agreement — 7,310,000 — 7,310,000
Treasury debt — 5,761,534 — 5,761,534
Investments purchased with collateral from securities lending 534,616 — — 534,616
Investments in Derivatives
:
Forward foreign currency contracts* — 3,036,749 — 3,036,749
Total $534,616 $412,326,459 $688,920 $413,549,995
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Emerging Markets Debt Fixed Income Clearing Corporation $ 9,075,000 $ 9,256,604
International Bond Fixed Income Clearing Corporation 7,310,000 7,456,268

Notes to Financial Statements
(Unaudited) (continued)
52
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Emerging Markets Debt $8,239,597 $5,277,465 $8,557,209 $5,438,907 $13,996,116
International Bond – 516,933 534,616 – 534,616
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
6.1
Emerging Markets Debt $ 105,719,743 $ – $ 57,758,433
6.2
International Bond 100,755,906 1,719,098 65,868,056
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 6,131,210
6.2
International Bond 323,442,698
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

53
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Emerging Markets Debt Morgan Stanley $39,737 $- $39,737 $- $39,737
International Bond Australia and New
Zealand Banking Group $64,871 - $64,871 - $64,871
Bank of America, N.A. 1,627,440 (10,097) 1,617,343 - 1,617,343
Citibank N.A. 193,871 (152,457) 41,414 - 41,414
Citigroup Global Markets 60,202 - 60,202 - 60,202
Goldman Sachs 1,797 - 1,797 - 1,797
Morgan Stanley 1,194,739 (6,654) 1,188,085 - 1,188,085
Standard Chartered Bank 9,624 - 9,624 - 9,624
Toronto Dominion Bank 53,413 - 53,413 - 53,413
Total $3,205,957 $ (169,208) $3,036,749 $3,036,749
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Emerging Markets Debt
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 39,737 - $ –
1 1 1 1 1 1 1 1
International Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
3,205,957 Unrealized depreciation
on forward contracts
(169,208)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt
Forward contracts Foreign currency exchange rate $ – $ 26,973
6.2
International Bond
Forward contracts Foreign currency exchange rate – 1,431,471

Notes to Financial Statements
(Unaudited) (continued)
54
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Six Months Ended
4/30/24
Year Ended
10/31/23
6.1
Emerging Markets Debt Shares Amount Shares Amount
Subscriptions:
Class A 3,061,648 $ 25,166,435 6,411,310 $ 51,047,259
Class I 813,950 6,686,774 379,912 3,048,845
Premier Class – – 12 99
Class R6 1,701,946 14,093,313 7,493,746 59,917,681
Retirement Class 1,187,850 9,844,132 611,900 4,837,704
Class W 5,033,464 41,866,796 6,999,927 55,552,177
Total subscriptions 11,798,858 97,657,450 21,896,807 174,403,765
Reinvestments of distributions:
Class A 40,026 329,744 101,212 793,979
Class I 46,086 382,425 80,319 632,013
Premier Class – – 27 210
Class R6 288,743 2,385,997 451,577 3,546,330
Retirement Class 61,406 507,477 118,377 928,258
Class W – – 1 8
Total reinvestments of distributions 436,261 3,605,643 751,513 5,900,798
Redemptions:
Class A (3,224,765) (26,704,399) (6,180,507) (49,053,955)
Class I (194,411) (1,588,704) (1,573,468) (12,528,733)
Premier Class (472) (3,840) – –
Class R6 (475,171) (3,917,610) (2,517,975) (19,872,665)
Retirement Class (226,265) (1,870,802) (441,790) (3,472,799)
Class W (3,470,367) (28,440,788) (22,462,781) (177,133,203)
Total redemptions (7,591,451) (62,526,143) (33,176,521) (262,061,355)
Net increase (decrease) from shareholder transactions 4,643,668 $ 38,736,950 (10,528,201) $ (81,756,792)
Six Months Ended
4/30/24
Year Ended
10/31/23
6.2
International Bond Shares Amount Shares Amount
Subscriptions:
Class A 10,734 $ 89,688 19,165 $ 151,747
Class I 30,080 250,400 130,698 1,031,026
Premier Class – – – –
Class R6 16,379 137,033 12,280 91,077
Retirement Class 157,724 1,302,405 112,099 889,836
Class W 6,632,305 55,380,237 13,060,334 104,191,449
Total subscriptions 6,847,222 57,159,763 13,334,576 106,355,135
Reinvestments of distributions:
Class A – – 8,158 64,204
Class I 248 2,038 152 1,199
Premier Class – – – –
Class R6 218 1,792 3,631 28,542
Retirement Class 63 519 26,020 204,513
Class W – – – –
Total reinvestments of distributions 529 4,349 37,961 298,458
Redemptions:
Class A (41,089) (339,976) (25,718) (204,416)
Class I (7,033) (58,992) (1,031) (8,154)
Premier Class – – – –
Class R6 (22,332) (186,722) (4,070) (32,418)
Retirement Class (118,895) (993,291) (127,433) (1,010,938)
Class W (3,707,371) (30,876,164) (13,551,580) (108,216,756)
Total redemptions (3,896,720) (32,455,145) (13,709,832) (109,472,682)
Net increase (decrease) from shareholder transactions 2,951,031 $ 24,708,967 (337,295) $ (2,819,089)

55
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiaries for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiaries. The Fund bears all operating expenses of the Regulation S Subsidiary. The TEFRA Bond
Subsidiary bears all of its operating expenses, which the Fund indirectly bears through its investments in the TEFRA Bond Subsidiary.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A Shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Class A Shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $602,648,208 $2,156,411 $(74,839,489) $(72,683,078)
6.2
International Bond 526,070,591 4,329,999 (64,254,824) (59,924,825)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $4,137,228 $– $(109,431,088) $(38,723,637) $– $(11,619) $(144,029,116)
6.2
International Bond 1,670,862 – (81,790,637) (21,816,277) – (7,383) (101,943,435)
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $8,539,538 $30,184,099 $38,723,637
6.2
International Bond 11,063,670 10,752,607 21,816,277

Notes to Financial Statements
(Unaudited) (continued)
56
of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Emerging Markets Risks
The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.1
Emerging Markets Debt* 0.450% —0.550% 0.550% 1.000% 0.800% 0.800% 0.650% 0.900% 0.650%
6.2
International Bond* 0.400% —0.500% 0.500 0.950 0.750 0.750 0.600 0.850 0.600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.2
International Bond* 0.400% —0.500% 0.945% 0.745% 0.745% 0.595% 0.845% 0.595%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund
Nuveen Lifecycle
Funds Total
6.1
Emerging Markets Debt 71% 71%
6.2
International Bond 98 98

57
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
12. Subsequent Events
Administrative Services Agreement: The Adviser has agreed to gradually reduce expenses allocated to the Funds under the
Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Management Fees: Effective May 1, 2024, the management fee schedule for each Fund, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
As of May 1, 2024 for each Fund subject to the complex-level fee, each breakpoint in each Fund’s investment management fee breakpoint schedule effective prior to May 1, 2024, as disclosed in the investment management fee ranges in Note 8, was reduced by 0.1600%. These revised investment management fee breakpoint schedules constitute each Fund's Fund-level fee.
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of
0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the first $200 billion 0.1325
For eligible assets over $400 billion 0.1300
`
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United
States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or
Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen
Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Committed Line of Credit: During June 2024, the Funds, along with certain other funds managed by the Adviser (“Participating
Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating
Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility.
Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been

Notes to Financial Statements
(Unaudited) (continued)
58
allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

Shareholder Meeting Report
(Unaudited)
59
On November 20, 2023, at a special meeting of International Fixed-Income Funds shareholders, the following persons were elected to serve on the Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff and Robert L.
Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the Nuveen Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
60
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolios of investments as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April
30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for Class R6, Class I,
Premier Class, and Retirement Class or 800-223-1200 for
Class A . Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

61
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a May 14-16, 2024 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Review
Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

62
Approval of Investment Management Agreement
(Unaudited)
Nuveen Emerging Markets Debt Fund
(formerly, TIAA-CREF Emerging Markets Debt Fund)
Nuveen International Bond Fund
(formerly, TIAA-CREF International Bond Fund)
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory
Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the
Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or
NFAL with respect to the Nuveen funds.
The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-
1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

63
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10,
2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’
advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

64
Approval of Investment Management Agreement
(continued)
(Unaudited)
In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement;
however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
The Investment Performance of the Funds and Adviser
In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the
Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the
Board and lead to differing results.

65
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high, subject to certain exceptions. In its review of relative performance, the Board considered a Fund’s performance relative to its
Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Emerging Markets Debt Fund (formerly, TIAA-CREF Emerging Markets Debt Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-
year periods ended December 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.
For Nuveen International Bond Fund (formerly, TIAA-CREF International Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year periods ended December 31, 2023 and March
31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2023 and March 31,
2024, respectively. The Fund also ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended December 31, 2023. In addition, the Fund ranked in the first quartile of its
Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

66
Approval of Investment Management Agreement
(continued)
(Unaudited)
Fees, Expenses and Profitability
Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and with respect to open-end funds, for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board
Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. To extend the ability to share in savings as complex assets increase to the TC funds, the Board approved changes to the management fee schedule of certain TC funds, including the Funds, (rebranded under the Nuveen name effective May
1, 2024) to include a complex-wide fee component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC funds into the calculation of the complex size over a ten-year period. The Board considered management’s representation that there would be no increase to any participating TC fund’s respective advisory agreement fee rate. Rather, the change sought to allow shareholders of participating TC funds to benefit from breakpoints in the fee schedule as a result of increases in the size of the fund complex even if the size of a particular TC fund’s assets did not increase. In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.
For Nuveen Emerging Markets Debt Fund (formerly, TIAA-CREF Emerging Markets Debt Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. The
Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
For Nuveen International Bond Fund (formerly, TIAA-CREF International Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its
Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. The Fund’s actual management fee rate and net total expense ratio also were below the Expense Group median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the
Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

67
Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements;
servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The
Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
Profitability of the Adviser
In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax)
of a peer group of certain asset management firms for the 2022 fiscal year. The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to the Nuveen Emerging Markets
Debt Fund and Nuveen International Bond Fund. In evaluating profitability data, the Independent Trustees considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The
Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

68
Approval of Investment Management Agreement
(continued)
(Unaudited)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
The Board considered that the management fee of TAL for the TC funds was comprised of only a fund-level fee. However, effective
May 1, 2024, the Board approved the implementation of a complex-level component to the fee arrangement of certain TC funds, including the Funds, pursuant to which the management fee would be comprised of a fund-level component and a complex-level component, subject to certain exceptions. To implement the new structure, the fund-level component was reduced by an amount at least equal to the new complex-level fee component. The complex-level fee component contains its own breakpoint schedule which is designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules (if any)
are designed to share economies of scale with shareholders if the particular fund grows. The Board considered that the assets of the participating TC funds to be included in the calculation of the complex-wide fee would be phased into the complex-wide assets in determining the complex-level fee over a ten-year period. The Board reviewed the projected shareholder savings derived from such modifications to the complex-wide fee calculation over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any Fund’s respective advisory agreement fee rate. Similarly, the Board considered that certain reimbursements of administrative costs to TAL under its administrative agreement will also be phased out over a three-
year period.
In addition to the fund-level and complex-level fee schedules, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds
(subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board
Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the
Funds for all such costs.

69
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the
Funds were reasonable in light of the services provided.
Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

3567614-INV-B-06/25
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A15652 (6/24)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: July 2, 2024	TIAA-CREF FUNDS By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 2, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)
Dated: July 2, 2024	By: /s/ E. Scott Wickerham E. Scott Wickerham Vice President and Controller (principal financial officer)